UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22619

Name of Registrant:	Vanguard Charlotte Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2021—April 30, 2022

Item 1: Reports to Shareholders

Semiannual Report   |   April 30, 2022
Vanguard Total International Bond Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	163
Liquidity Risk Management	165

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2022
	Beginning Account Value 10/31/2021	Ending Account Value 4/30/2022	Expenses Paid During Period
Based on Actual Fund Return
Total International Bond Index Fund
Investor Shares	$1,000.00	$929.20	$0.62
ETF Shares	1,000.00	929.20	0.33
Admiral™ Shares	1,000.00	928.70	0.53
Institutional Shares	1,000.00	928.90	0.33
Based on Hypothetical 5% Yearly Return
Total International Bond Index Fund
Investor Shares	$1,000.00	$1,024.15	$0.65
ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.25	0.55
Institutional Shares	1,000.00	1,024.45	0.35
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.13% for Investor Shares, 0.07% for ETF Shares, 0.11% for Admiral Shares and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Total International Bond Index Fund
Fund Allocation
As of April 30, 2022
Japan	17.2%
France	11.8
Germany	10.5
Italy	7.5
United Kingdom	7.0
Canada	6.6
Spain	5.3
Supranational	4.0
Australia	3.5
United States	3.0
South Korea	2.9
Netherlands	2.8
Belgium	2.1
Switzerland	1.5
Sweden	1.3
Austria	1.3
China	1.2
Indonesia	1.1
Other	9.4
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

Total International Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
	Tennessee Valley Authority (Cost $1,362)	5.625%	6/7/32	GBP	767	1,219
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
United Kingdom (0.0%)
[1]	Canary Wharf Finance II plc (Cost $976)	5.952%	10/22/37	GBP	610	965
Corporate Bonds (19.8%)
Australia (0.5%)
	Amcor UK Finance plc	1.125%	6/23/27	EUR	2,743	2,738
	Ampol Ltd.	4.000%	4/17/25	AUD	7,730	5,434
	APT Pipelines Ltd.	4.250%	11/26/24	GBP	548	710
	APT Pipelines Ltd.	2.000%	3/22/27	EUR	4,609	4,753
	APT Pipelines Ltd.	0.750%	3/15/29	EUR	6,000	5,575
	APT Pipelines Ltd.	1.250%	3/15/33	EUR	3,408	2,978
	APT Pipelines Ltd.	2.500%	3/15/36	GBP	5,576	5,728
	Aurizon Network Pty Ltd.	4.000%	6/21/24	AUD	1,030	728
	Aurizon Network Pty Ltd.	2.000%	9/18/24	EUR	1,645	1,757
	Aurizon Network Pty Ltd.	3.125%	6/1/26	EUR	12,219	13,415
	Ausgrid Finance Pty Ltd.	3.750%	10/30/24	AUD	7,830	5,517
	Ausgrid Finance Pty Ltd.	1.250%	7/30/25	EUR	1,810	1,876
	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	AUD	1,090	674
	AusNet Services Holdings Pty Ltd.	3.000%	2/13/24	EUR	2,194	2,400
	AusNet Services Holdings Pty Ltd.	1.500%	2/26/27	EUR	2,469	2,523
	AusNet Services Holdings Pty Ltd.	4.400%	8/16/27	AUD	700	488
	AusNet Services Holdings Pty Ltd.	4.200%	8/21/28	AUD	1,520	1,033
	AusNet Services Holdings Pty Ltd.	2.600%	7/31/29	AUD	3,400	2,021
	Australia & New Zealand Banking Group Ltd.	3.350%	5/9/23	AUD	321	229
	Australia & New Zealand Banking Group Ltd.	5.000%	8/16/23	AUD	3,000	2,178
	Australia & New Zealand Banking Group Ltd.	0.450%	11/22/23	EUR	8,779	9,219
	Australia & New Zealand Banking Group Ltd.	2.500%	1/16/24	EUR	2,743	2,974
	Australia & New Zealand Banking Group Ltd.	3.100%	2/8/24	AUD	7,581	5,343
	Australia & New Zealand Banking Group Ltd.	0.669%	5/5/31	EUR	6,000	5,793
4

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Australia Pacific Airports Melbourne Pty Ltd.	3.125%	9/26/23	EUR	2,743	2,984
Australia Pacific Airports Melbourne Pty Ltd.	1.750%	10/15/24	EUR	7,682	8,175
BHP Billiton Finance Ltd.	3.230%	5/15/23	CAD	2,277	1,799
BHP Billiton Finance Ltd.	3.250%	9/24/27	EUR	3,053	3,433
BHP Billiton Finance Ltd.	1.500%	4/29/30	EUR	2,799	2,772
BHP Billiton Finance Ltd.	3.125%	4/29/33	EUR	1,645	1,773
BHP Billiton Finance Ltd.	4.300%	9/25/42	GBP	3,059	4,127
Brambles Finance Ltd.	2.375%	6/12/24	EUR	300	320
Brisbane Airport Corp Pty Ltd.	3.900%	4/24/25	AUD	2,080	1,437
Coles Group Treasury Pty Ltd.	2.650%	11/6/29	AUD	2,810	1,723
Coles Group Treasury Pty Ltd.	2.100%	8/27/30	AUD	2,010	1,142
Commonwealth Bank of Australia	3.200%	8/16/23	AUD	400	284
Commonwealth Bank of Australia	3.000%	1/11/24	AUD	9,600	6,758
Commonwealth Bank of Australia	0.375%	4/11/24	EUR	6,640	6,921
Commonwealth Bank of Australia	0.500%	7/27/26	EUR	3,569	3,613
Commonwealth Bank of Australia	3.000%	9/4/26	GBP	3,676	4,736
Commonwealth Bank of Australia	0.875%	2/19/29	EUR	5,487	5,480
Commonwealth Bank of Australia	1.936%	10/3/29	EUR	16,986	17,719
Commonwealth Bank of Australia	1.625%	2/10/31	EUR	100	104
CPIF Finance Pty Ltd.	2.485%	10/28/30	AUD	2,910	1,684
DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	AUD	1,570	1,109
DEXUS Finance Pty Ltd.	3.000%	2/3/32	AUD	4,010	2,380
ETSA Utilities Finance Pty Ltd.	3.500%	8/29/24	AUD	630	444
GAIF Bond Issuer Pty Ltd.	2.584%	11/18/27	AUD	2,000	1,294
GAIF Bond Issuer Pty Ltd.	1.900%	12/14/28	AUD	2,690	1,613
Glencore Capital Finance DAC	1.125%	3/10/28	EUR	8,670	8,327
Glencore Capital Finance DAC	1.250%	3/1/33	EUR	4,829	4,114
Glencore Finance Europe Ltd.	1.875%	9/13/23	EUR	200	212
Glencore Finance Europe Ltd.	1.750%	3/17/25	EUR	2,908	3,017
Glencore Finance Europe Ltd.	3.125%	3/26/26	GBP	7,024	8,662
Glencore Finance Europe Ltd.	3.750%	4/1/26	EUR	100	110
Glencore Finance Europe Ltd.	1.500%	10/15/26	EUR	200	202
Goodman Australia Finance Pty Ltd.	1.375%	9/27/25	EUR	2,194	2,239
GTA Finance Co Pty Ltd.	2.200%	8/26/27	AUD	3,210	1,988
Lendlease Finance Ltd.	3.400%	10/27/27	AUD	1,000	646
Lendlease Finance Ltd.	3.700%	3/31/31	AUD	3,210	1,951
Lonsdale Finance Pty Ltd.	3.900%	10/15/25	AUD	2,750	1,933
Lonsdale Finance Pty Ltd.	2.100%	10/15/27	AUD	1,600	981
Macquarie Group Ltd.	1.250%	3/5/25	EUR	8,779	9,203
Macquarie Group Ltd.	0.350%	3/3/28	EUR	6,816	6,291
Macquarie Group Ltd.	2.723%	8/21/29	CAD	1,609	1,099
Macquarie Group Ltd.	0.950%	5/21/31	EUR	2,414	2,141
National Australia Bank Ltd.	0.625%	8/30/23	EUR	100	105
National Australia Bank Ltd.	2.900%	2/26/24	AUD	8,944	6,279
National Australia Bank Ltd.	5.000%	3/11/24	AUD	3,500	2,552
National Australia Bank Ltd.	0.250%	5/20/24	EUR	5,487	5,686
National Australia Bank Ltd.	2.250%	6/6/25	EUR	987	1,070
National Australia Bank Ltd.	0.300%	10/31/25	CHF	5,425	5,426
National Australia Bank Ltd.	3.000%	9/4/26	GBP	400	516
National Australia Bank Ltd.	0.875%	2/19/27	EUR	5,487	5,608
National Australia Bank Ltd.	2.900%	2/25/27	AUD	9,770	6,546
National Australia Bank Ltd.	3.515%	6/12/30	CAD	4,498	3,371
National Australia Bank Ltd.	1.699%	9/15/31	GBP	2,414	2,733
NBN Co. Ltd.	2.150%	6/2/28	AUD	5,000	3,027
5

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
NBN Co. Ltd.	2.200%	12/16/30	AUD	4,020	2,207
NSW Electricity Networks Finance Pty Ltd.	2.732%	4/23/29	AUD	2,410	1,448
Optus Finance Pty Ltd.	3.250%	9/6/23	AUD	350	248
Origin Energy Finance Ltd.	1.000%	9/17/29	EUR	2,799	2,526
Pacific National Finance Pty Ltd.	5.000%	9/19/23	GBP	400	515
Qantas Airways Ltd.	2.950%	11/27/29	AUD	800	458
Qantas Airways Ltd.	5.250%	9/9/30	AUD	2,730	1,813
Scentre Group Trust 1	2.250%	7/16/24	EUR	2,139	2,284
Scentre Group Trust 1	3.875%	7/16/26	GBP	2,791	3,612
Scentre Group Trust 1 / Scentre Group Trust 2	1.750%	4/11/28	EUR	4,939	4,951
Scentre Group Trust 1 / Scentre Group Trust 2	1.450%	3/28/29	EUR	5,158	4,952
Scentre Group Trust 2	3.250%	9/11/23	EUR	3,442	3,740
SGSP Australia Assets Pty Ltd.	3.750%	6/28/23	AUD	600	428
Stockland Trust	1.625%	4/27/26	EUR	4,185	4,285
Suncorp-Metway Ltd.	3.000%	9/13/23	AUD	1,200	849
Suncorp-Metway Ltd.	3.250%	8/24/26	AUD	600	411
Telstra Corp. Ltd.	2.500%	9/15/23	EUR	5,487	5,943
Telstra Corp. Ltd.	1.125%	4/14/26	EUR	6,310	6,522
Telstra Corp. Ltd.	4.000%	4/19/27	AUD	1,090	764
Telstra Corp. Ltd.	1.375%	3/26/29	EUR	1,363	1,382
Telstra Corp. Ltd.	1.000%	4/23/30	EUR	2,743	2,674
Toyota Finance Australia Ltd.	3.300%	11/22/23	AUD	356	252
Toyota Finance Australia Ltd.	2.280%	10/21/27	EUR	8,231	8,864
Transurban Finance Co. Pty Ltd.	1.875%	9/16/24	EUR	1,645	1,752
Transurban Finance Co. Pty Ltd.	4.555%	11/14/28	CAD	1,363	1,054
Transurban Finance Co. Pty Ltd.	3.000%	4/8/30	EUR	4,939	5,384
Transurban Queensland Finance Pty Ltd.	3.250%	8/5/31	AUD	2,330	1,369
United Energy Distribution Pty Ltd.	3.500%	9/12/23	AUD	450	320
United Energy Distribution Pty Ltd.	3.850%	10/23/24	AUD	1,660	1,176
University of Technology Sydney	3.750%	7/20/27	AUD	240	167
Vicinity Centres Trust	3.375%	4/7/26	GBP	690	872
Vicinity Centres Trust	1.125%	11/7/29	EUR	3,212	2,931
Wesfarmers Ltd.	0.954%	10/21/33	EUR	4,436	3,912
WestConnex Finance Co. Pty Ltd.	3.150%	3/31/31	AUD	3,620	2,127
Westpac Banking Corp.	2.750%	8/31/22	AUD	7,200	5,113
Westpac Banking Corp.	0.320%	7/6/23	JPY	1,500,000	11,547
Westpac Banking Corp.	3.250%	11/16/23	AUD	400	283
Westpac Banking Corp.	5.250%	11/21/23	AUD	1,900	1,387
Westpac Banking Corp.	0.500%	12/4/23	EUR	11,432	12,010
Westpac Banking Corp.	3.000%	4/24/24	AUD	500	351
Westpac Banking Corp.	0.500%	5/17/24	EUR	1,372	1,432
Westpac Banking Corp.	0.625%	11/22/24	EUR	2,743	2,844
Westpac Banking Corp.	4.125%	6/4/26	AUD	800	570
Westpac Banking Corp.	0.875%	4/17/27	EUR	100	100
Westpac Banking Corp.	1.125%	9/5/27	EUR	6,090	6,165
Westpac Banking Corp.	1.450%	7/17/28	EUR	518	528
Westpac Banking Corp.	1.375%	5/17/32	EUR	5,487	5,503
Woolworths Group Ltd.	1.850%	11/15/27	AUD	3,210	1,981
Woolworths Group Ltd.	2.800%	5/20/30	AUD	7,900	4,805
WSO Finance Pty Ltd.	4.500%	3/31/27	AUD	2,350	1,671
					404,425
6

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Austria (0.2%)
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	0.375%	9/3/27	EUR	3,700	3,560
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	0.010%	10/2/29	EUR	6,100	5,683
	Borealis AG	1.750%	12/10/25	EUR	241	254
	Erste Group Bank AG	0.750%	2/5/25	EUR	1,300	1,354
	Erste Group Bank AG	0.625%	4/17/26	EUR	8,200	8,388
	Erste Group Bank AG	0.750%	1/17/28	EUR	8,700	8,769
	Erste Group Bank AG	0.250%	9/14/29	EUR	2,400	2,168
	Erste Group Bank AG	0.875%	5/15/34	EUR	8,200	7,656
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	0.375%	6/25/24	EUR	4,000	4,118
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	0.500%	9/4/25	EUR	2,700	2,768
	JAB Holdings BV	2.125%	9/16/22	EUR	1,600	1,701
	JAB Holdings BV	1.750%	5/25/23	EUR	7,400	7,874
	JAB Holdings BV	1.250%	5/22/24	EUR	5,500	5,745
	JAB Holdings BV	1.750%	6/25/26	EUR	7,600	7,873
	JAB Holdings BV	2.500%	4/17/27	EUR	2,700	2,882
	JAB Holdings BV	2.500%	6/25/29	EUR	10,100	10,372
	JAB Holdings BV	2.250%	12/19/39	EUR	8,500	7,140
	Mondi Finance plc	1.500%	4/15/24	EUR	6,338	6,698
[2]	OeBB-Infrastruktur AG	2.250%	7/4/23	EUR	5,487	5,912
[2]	OeBB-Infrastruktur AG	1.000%	11/18/24	EUR	6,584	6,925
[2]	OeBB-Infrastruktur AG	3.875%	6/30/25	EUR	5,487	6,250
[2]	OeBB-Infrastruktur AG	3.500%	10/19/26	EUR	987	1,134
[2]	OeBB-Infrastruktur AG	2.250%	5/28/29	EUR	1,645	1,806
[2]	OeBB-Infrastruktur AG	3.375%	5/18/32	EUR	3,841	4,625
[2]	OeBB-Infrastruktur AG	3.000%	10/24/33	EUR	120	141
	OMV AG	0.750%	12/4/23	EUR	1,372	1,445
	OMV AG	1.000%	12/14/26	EUR	1,892	1,931
	OMV AG	3.500%	9/27/27	EUR	1,500	1,717
	OMV AG	1.875%	12/4/28	EUR	1,207	1,259
	OMV AG	2.375%	4/9/32	EUR	8,228	8,716
	OMV AG	6.250%	12/29/49	EUR	1,810	2,037
	OMV AG	2.875%	12/31/99	EUR	5,700	5,342
	Raiffeisen Bank International AG	0.250%	1/22/25	EUR	3,000	3,003
	Raiffeisen Bank International AG	0.050%	9/1/27	EUR	500	462
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.625%	3/3/25	EUR	200	207
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.625%	8/28/26	EUR	2,700	2,748
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/24/28	EUR	1,600	1,622
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/30/29	EUR	6,500	6,506
	Raiffeisen-Landesbank Steiermark AG	2.375%	6/14/28	EUR	200	220
	Raiffeisen-Landesbank Steiermark AG	1.375%	5/11/33	EUR	2,700	2,684
	Raiffeisenlandesbank Vorarlberg Waren-und Revisionsverband registrierte GenmbH	0.500%	9/17/25	EUR	2,700	2,767
	UniCredit Bank Austria AG	2.375%	1/22/24	EUR	2,800	3,030
	UniCredit Bank Austria AG	0.750%	2/25/25	EUR	400	416
	UniCredit Bank Austria AG	0.250%	6/4/27	EUR	5,400	5,352
	UNIQA Insurance Group AG	6.875%	7/31/43	EUR	2,000	2,180
7

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
UNIQA Insurance Group AG	6.000%	7/27/46	EUR	800	932
Vienna Insurance Group AG Wiener Versicherung Gruppe	5.500%	10/9/43	EUR	800	861
					177,233
Belgium (0.4%)
AG Insurance SA	3.500%	6/30/47	EUR	3,700	3,916
Ageas SA NV	3.250%	7/2/49	EUR	5,500	5,563
Anheuser-Busch InBev Finance Inc.	4.320%	5/15/47	CAD	4,916	3,303
Anheuser-Busch InBev SA NV	9.750%	7/30/24	GBP	1,043	1,511
Anheuser-Busch InBev SA NV	2.875%	9/25/24	EUR	2,469	2,715
Anheuser-Busch InBev SA NV	4.000%	9/24/25	GBP	6,145	8,048
Anheuser-Busch InBev SA NV	2.700%	3/31/26	EUR	100	109
Anheuser-Busch InBev SA NV	1.150%	1/22/27	EUR	9,511	9,739
Anheuser-Busch InBev SA NV	1.125%	7/1/27	EUR	6,438	6,542
Anheuser-Busch InBev SA NV	2.125%	12/2/27	EUR	5,487	5,821
Anheuser-Busch InBev SA NV	2.000%	3/17/28	EUR	12,566	13,136
Anheuser-Busch InBev SA NV	1.500%	4/18/30	EUR	494	489
Anheuser-Busch InBev SA NV	1.650%	3/28/31	EUR	11,358	11,219
Anheuser-Busch InBev SA NV	2.875%	4/2/32	EUR	5,487	5,940
Anheuser-Busch InBev SA NV	3.250%	1/24/33	EUR	2,799	3,120
Anheuser-Busch InBev SA NV	2.000%	1/23/35	EUR	3,841	3,641
Anheuser-Busch InBev SA NV	2.750%	3/17/36	EUR	5,349	5,406
Anheuser-Busch InBev SA NV	2.850%	5/25/37	GBP	5,487	6,190
Anheuser-Busch InBev SA NV	3.700%	4/2/40	EUR	9,727	10,816
Anheuser-Busch InBev Worldwide Inc.	4.100%	9/6/27	AUD	1,310	917
Argenta Spaarbank NV	1.000%	2/6/24	EUR	12,600	13,215
Argenta Spaarbank NV	1.000%	10/13/26	EUR	7,600	7,569
Barry Callebaut Services NV	2.375%	5/24/24	EUR	1,975	2,117
Belfius Bank SA	1.750%	6/24/24	EUR	400	428
Belfius Bank SA	1.000%	10/26/24	EUR	5,400	5,627
Belfius Bank SA	0.750%	2/10/25	EUR	100	104
Belfius Bank SA	0.375%	9/2/25	EUR	5,400	5,417
Belfius Bank SA	0.375%	2/13/26	EUR	3,200	3,171
Belfius Bank SA	3.125%	5/11/26	EUR	6,400	6,814
Belfius Bank SA	0.125%	9/14/26	EUR	5,400	5,378
Belfius Bank SA	0.125%	2/8/28	EUR	6,800	6,404
BNP Paribas Fortis SA	0.625%	10/4/25	EUR	400	412
BNP Paribas Fortis SA	0.875%	3/22/28	EUR	5,400	5,467
Brussels Airport Co. NV SA	1.000%	5/3/24	EUR	8,900	9,279
Cofinimmo SA	0.875%	12/2/30	EUR	1,600	1,351
Elia Group SA NV	1.500%	9/5/28	EUR	1,300	1,323
Elia Group SA NV	2.750%	12/31/49	EUR	1,600	1,694
Elia Transmission Belgium SA	1.375%	5/27/24	EUR	100	106
Elia Transmission Belgium SA	1.375%	1/14/26	EUR	10,000	10,453
Elia Transmission Belgium SA	3.250%	4/4/28	EUR	200	229
Elia Transmission Belgium SA	3.000%	4/7/29	EUR	300	332
Elia Transmission Belgium SA	0.875%	4/28/30	EUR	7,700	7,280
Ethias SA	5.000%	1/14/26	EUR	4,700	5,263
Euroclear Bank SA	0.500%	7/10/23	EUR	6,859	7,242
Euroclear Bank SA	1.250%	9/30/24	GBP	224	270
Euroclear Bank SA	0.125%	7/7/25	EUR	5,000	5,047
Euroclear Investments SA	1.125%	12/7/26	EUR	3,200	3,286
FLUVIUS System Operator CVBA	2.875%	10/9/23	EUR	1,600	1,749
FLUVIUS System Operator CVBA	1.750%	12/4/26	EUR	3,200	3,393
FLUVIUS System Operator CVBA	2.875%	5/7/29	EUR	100	110
8

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	FLUVIUS System Operator CVBA	0.250%	12/2/30	EUR	7,200	6,414
	FLUVIUS System Operator CVBA	0.625%	11/24/31	EUR	4,800	4,300
	Groupe Bruxelles Lambert SA	1.375%	5/23/24	EUR	900	954
	ING Belgium SA	0.625%	5/30/25	EUR	7,200	7,446
	KBC Bank NV	0.750%	10/24/27	EUR	3,900	3,951
	KBC Group NV	0.750%	10/18/23	EUR	2,200	2,319
	KBC Group NV	1.125%	1/25/24	EUR	6,200	6,555
	KBC Group NV	0.750%	1/21/28	EUR	16,000	15,670
	KBC Group NV	0.125%	1/14/29	EUR	20,500	18,927
	KBC Group NV	0.500%	12/3/29	EUR	2,500	2,485
	Proximus SADP	2.375%	4/4/24	EUR	1,600	1,730
	Solvay SA	2.750%	12/2/27	EUR	4,400	4,736
	VGP NV	1.625%	1/17/27	EUR	2,000	1,885
	VGP NV	1.500%	4/8/29	EUR	3,600	3,114
						309,157
Bermuda (0.0%)
	XLIT Ltd.	3.250%	6/29/47	EUR	6,112	6,412
Canada (1.6%)
[3]	407 International Inc.	1.800%	5/22/25	CAD	1,481	1,090
	407 International Inc.	2.430%	5/4/27	CAD	1,179	860
	407 International Inc.	3.140%	3/6/30	CAD	3,002	2,184
[3]	407 International Inc.	2.590%	5/25/32	CAD	1,645	1,098
	407 International Inc.	5.750%	2/14/36	CAD	1,094	934
	407 International Inc.	4.450%	11/15/41	CAD	2,743	2,093
	407 International Inc.	4.190%	4/25/42	CAD	3,017	2,224
	407 International Inc.	3.650%	9/8/44	CAD	5,487	3,715
	407 International Inc.	3.830%	5/11/46	CAD	5,487	3,796
	407 International Inc.	3.600%	5/21/47	CAD	3,772	2,508
	407 International Inc.	3.720%	5/11/48	CAD	28	19
	407 International Inc.	3.670%	3/8/49	CAD	1,096	733
	407 International Inc.	2.840%	3/7/50	CAD	2,250	1,271
	55 Ontario School Board Trust	5.900%	6/2/33	CAD	2,821	2,568
	Aeroports de Montreal	5.170%	9/17/35	CAD	1,988	1,656
	Aeroports de Montreal	5.670%	10/16/37	CAD	1,096	960
	Aeroports de Montreal	3.030%	4/21/50	CAD	4,412	2,605
	AIMCo Realty Investors LP	2.266%	6/26/24	CAD	2,743	2,074
	AIMCo Realty Investors LP	3.367%	6/1/27	CAD	1,034	779
	AIMCo Realty Investors LP	3.043%	6/1/28	CAD	1,096	803
	AIMCo Realty Investors LP	2.712%	6/1/29	CAD	6,145	4,322
	Alberta Powerline LP	4.065%	12/1/53	CAD	2,744	1,945
	Alberta Powerline LP	4.065%	3/1/54	CAD	677	486
	Alectra Inc.	2.488%	5/17/27	CAD	6,035	4,426
	Alectra Inc.	3.958%	7/30/42	CAD	450	329
	Alectra Inc.	3.458%	4/12/49	CAD	1,268	843
[3]	Algonquin Power Co.	4.090%	2/17/27	CAD	518	399
	Algonquin Power Co.	4.600%	1/29/29	CAD	1,243	972
	Algonquin Power Co.	2.850%	7/15/31	CAD	1,287	861
	Alimentation Couche-Tard Inc.	3.056%	7/26/24	CAD	2,389	1,828
	Alimentation Couche-Tard Inc.	3.600%	6/2/25	CAD	3,749	2,879
	Alimentation Couche-Tard Inc.	1.875%	5/6/26	EUR	100	103
	Allied Properties REIT	3.636%	4/21/25	CAD	2,743	2,088
	Allied Properties REIT	1.726%	2/12/26	CAD	1,609	1,135
	Allied Properties REIT	3.113%	4/8/27	CAD	2,743	1,987
	Allied Properties REIT	3.394%	8/15/29	CAD	1,363	956
	Allied Properties REIT	3.117%	2/21/30	CAD	823	558
9

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Allied Properties REIT	3.095%	2/6/32	CAD	1,609	1,040
AltaGas Canada Inc.	3.150%	4/6/26	CAD	995	746
AltaGas Canada Inc.	4.260%	12/5/28	CAD	820	631
AltaGas Ltd.	1.227%	3/18/24	CAD	3,541	2,623
AltaGas Ltd.	3.840%	1/15/25	CAD	5,028	3,888
AltaGas Ltd.	3.980%	10/4/27	CAD	1,645	1,244
AltaGas Ltd.	2.075%	5/30/28	CAD	1,635	1,100
AltaGas Ltd.	4.500%	8/15/44	CAD	1,694	1,118
AltaGas Ltd.	4.990%	10/4/47	CAD	498	351
AltaLink LP	3.668%	11/6/23	CAD	160	125
AltaLink LP	3.399%	6/6/24	CAD	5,487	4,268
AltaLink LP	4.872%	11/15/40	CAD	2,801	2,293
AltaLink LP	4.462%	11/8/41	CAD	1,316	1,025
AltaLink LP	3.990%	6/30/42	CAD	1,604	1,173
AltaLink LP	4.922%	9/17/43	CAD	1,645	1,363
AltaLink LP	4.054%	11/21/44	CAD	658	484
AltaLink LP	4.090%	6/30/45	CAD	875	647
AltaLink LP	3.717%	12/3/46	CAD	873	606
ARC Resources Ltd.	3.465%	3/10/31	CAD	2,317	1,600
Atco Ltd.	5.500%	11/1/78	CAD	560	430
Bank of Montreal	2.890%	6/20/23	CAD	6,584	5,109
Bank of Montreal	3.200%	9/7/23	AUD	540	382
Bank of Montreal	0.100%	10/20/23	EUR	5,487	5,739
Bank of Montreal	2.850%	3/6/24	CAD	3,841	2,943
Bank of Montreal	2.280%	7/29/24	CAD	20	15
Bank of Montreal	2.700%	9/11/24	CAD	7,702	5,896
Bank of Montreal	2.370%	2/3/25	CAD	6,584	4,913
Bank of Montreal	4.609%	9/10/25	CAD	2,743	2,197
Bank of Montreal	1.758%	3/10/26	CAD	3,748	2,679
Bank of Montreal	1.551%	5/28/26	CAD	4,024	2,835
Bank of Montreal	1.000%	9/9/26	GBP	3,000	3,437
Bank of Montreal	2.700%	12/9/26	CAD	5,487	4,079
Bank of Montreal	3.190%	3/1/28	CAD	7,462	5,591
Bank of Montreal	0.050%	6/8/29	EUR	15,881	14,904
Bank of Montreal	2.880%	9/17/29	CAD	1,022	770
Bank of Montreal	2.077%	6/17/30	CAD	4,499	3,264
Bank of Montreal	1.928%	7/22/31	CAD	6,036	4,235
Bank of Nova Scotia	2.380%	5/1/23	CAD	8,450	6,512
Bank of Nova Scotia	0.250%	1/11/24	EUR	5,487	5,732
Bank of Nova Scotia	2.290%	6/28/24	CAD	8,100	6,159
Bank of Nova Scotia	2.490%	9/23/24	CAD	9,658	7,281
Bank of Nova Scotia	2.160%	2/3/25	CAD	6,035	4,475
Bank of Nova Scotia	0.010%	3/18/25	EUR	7,039	7,161
Bank of Nova Scotia	0.125%	9/4/26	EUR	6,438	6,257
Bank of Nova Scotia	1.850%	11/2/26	CAD	9,899	6,971
Bank of Nova Scotia	2.620%	12/2/26	CAD	8,231	6,096
Bank of Nova Scotia	0.010%	1/14/27	EUR	5,487	5,399
Bank of Nova Scotia	2.950%	3/8/27	CAD	12,900	9,477
Bank of Nova Scotia	1.400%	11/1/27	CAD	4,078	2,733
Bank of Nova Scotia	0.010%	12/15/27	EUR	9,603	9,272
Bank of Nova Scotia	3.100%	2/2/28	CAD	7,645	5,711
Bank of Nova Scotia	3.890%	1/18/29	CAD	2,663	2,065
Bank of Nova Scotia	2.836%	7/3/29	CAD	5,179	3,914
Bank of Nova Scotia	3.934%	5/3/32	CAD	6,000	4,537
Bankers Hall LP	4.377%	11/20/23	CAD	85	66
10

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
BCI QuadReal Realty	1.680%	3/3/25	CAD	1,096	804
BCI QuadReal Realty	1.747%	7/24/30	CAD	2,446	1,561
bcIMC Realty Corp.	2.840%	6/3/25	CAD	3,842	2,900
bcIMC Realty Corp.	3.000%	3/31/27	CAD	1,830	1,357
Bell Telephone Co. of Canada or Bell Canada	2.700%	2/27/24	CAD	10,907	8,339
Bell Telephone Co. of Canada or Bell Canada	3.350%	3/12/25	CAD	7,243	5,534
Bell Telephone Co. of Canada or Bell Canada	3.550%	3/2/26	CAD	1,645	1,252
Bell Telephone Co. of Canada or Bell Canada	2.900%	8/12/26	CAD	1,645	1,215
Bell Telephone Co. of Canada or Bell Canada	3.800%	8/21/28	CAD	1,645	1,235
Bell Telephone Co. of Canada or Bell Canada	2.900%	9/10/29	CAD	2,743	1,914
Bell Telephone Co. of Canada or Bell Canada	2.500%	5/14/30	CAD	8,048	5,374
Bell Telephone Co. of Canada or Bell Canada	7.850%	4/2/31	CAD	2,743	2,547
Bell Telephone Co. of Canada or Bell Canada	4.750%	9/29/44	CAD	1,921	1,380
Bell Telephone Co. of Canada or Bell Canada	4.350%	12/18/45	CAD	2,618	1,773
Bell Telephone Co. of Canada or Bell Canada	4.450%	2/27/47	CAD	4,444	3,039
Bell Telephone Co. of Canada or Bell Canada	3.500%	9/30/50	CAD	5,761	3,288
Bell Telephone Co. of Canada or Bell Canada	4.050%	3/17/51	CAD	3,340	2,108
Bridging North America GP	4.341%	8/31/53	CAD	1,195	808
British Columbia Ferry Services Inc.	4.702%	10/23/43	CAD	3,075	2,483
British Columbia Ferry Services Inc.	2.794%	10/15/49	CAD	2,743	1,599
Brookfield Asset Management Inc.	5.040%	3/8/24	CAD	823	653
Brookfield Asset Management Inc.	4.820%	1/28/26	CAD	7,371	5,839
Brookfield Asset Management Inc.	3.800%	3/16/27	CAD	2,323	1,762
Brookfield Infrastructure Finance ULC	3.315%	2/22/24	CAD	2,743	2,114
Brookfield Infrastructure Finance ULC	4.193%	9/11/28	CAD	2,330	1,768
Brookfield Infrastructure Finance ULC	3.410%	10/9/29	CAD	2,688	1,904
Brookfield Infrastructure Finance ULC	2.855%	9/1/32	CAD	1,096	693
Brookfield Renewable Partners ULC	3.752%	6/2/25	CAD	2,908	2,243
Brookfield Renewable Partners ULC	3.630%	1/15/27	CAD	2,140	1,621
Brookfield Renewable Partners ULC	3.380%	1/15/30	CAD	3,017	2,162
Brookfield Renewable Partners ULC	4.290%	11/5/49	CAD	2,140	1,491
Brookfield Renewable Partners ULC	3.330%	8/13/50	CAD	241	140
Bruce Power LP	3.000%	6/21/24	CAD	1,096	839
Bruce Power LP	3.969%	6/23/26	CAD	2,743	2,120
Bruce Power LP	4.010%	6/21/29	CAD	1,509	1,137
Bruce Power LP	4.000%	6/21/30	CAD	1,744	1,295
Bruce Power LP	4.132%	6/21/33	CAD	2,414	1,759
Bruce Power LP	4.746%	6/21/49	CAD	1,756	1,313
Calgary Airport Authority	3.199%	10/7/36	CAD	7,501	4,965
Calgary Airport Authority	3.341%	10/7/38	CAD	2,752	1,819
Cameco Corp.	4.190%	6/24/24	CAD	1,510	1,178
Cameco Corp.	2.950%	10/21/27	CAD	1,207	867
Canadian Imperial Bank of Commerce	0.000%	7/25/22	EUR	8,231	8,692
Canadian Imperial Bank of Commerce	2.430%	6/9/23	CAD	8,670	6,672
Canadian Imperial Bank of Commerce	2.970%	7/11/23	CAD	1,430	1,110
Canadian Imperial Bank of Commerce	3.290%	1/15/24	CAD	3,566	2,754
Canadian Imperial Bank of Commerce	0.375%	5/3/24	EUR	10,426	10,838
Canadian Imperial Bank of Commerce	2.350%	8/28/24	CAD	4,664	3,510
Canadian Imperial Bank of Commerce	2.000%	4/17/25	CAD	5,487	4,026
Canadian Imperial Bank of Commerce	3.300%	5/26/25	CAD	14,212	10,960
Canadian Imperial Bank of Commerce	1.100%	1/19/26	CAD	4,024	2,820
Canadian Imperial Bank of Commerce	2.250%	1/7/27	CAD	7,100	5,063
Canadian Imperial Bank of Commerce	0.010%	4/30/29	EUR	29,376	27,597
Canadian Imperial Bank of Commerce	2.010%	7/21/30	CAD	11,452	8,266
Canadian Imperial Bank of Commerce	1.960%	4/21/31	CAD	7,002	4,937
11

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Canadian National Railway Co.	2.800%	9/22/25	CAD	2,741	2,075
	Canadian National Railway Co.	3.200%	7/31/28	CAD	1,509	1,120
	Canadian National Railway Co.	3.600%	8/1/47	CAD	5,482	3,620
	Canadian National Railway Co.	3.600%	2/8/49	CAD	940	617
	Canadian National Railway Co.	3.050%	2/8/50	CAD	1,287	754
	Canadian Natural Resources Ltd.	3.550%	6/3/24	CAD	5,487	4,263
	Canadian Natural Resources Ltd.	2.500%	1/17/28	CAD	2,658	1,874
	Canadian Natural Resources Ltd.	4.850%	5/30/47	CAD	732	519
	Canadian Pacific Railway Co.	1.589%	11/24/23	CAD	1,207	911
	Canadian Pacific Railway Co.	2.540%	2/28/28	CAD	4,909	3,489
	Canadian Pacific Railway Co.	3.150%	3/13/29	CAD	2,816	2,035
	Canadian Pacific Railway Co.	6.450%	11/17/39	CAD	960	892
	Canadian Pacific Railway Co.	3.050%	3/9/50	CAD	954	541
	Canadian Tire Corp. Ltd.	3.167%	7/6/23	CAD	4,439	3,440
	Canadian Tire Corp. Ltd.	6.570%	2/24/34	CAD	475	414
	Canadian Tire Corp. Ltd.	5.610%	9/4/35	CAD	1,096	849
	Canadian Western Bank	2.597%	9/6/24	CAD	2,194	1,656
	Canadian Western Bank	2.606%	1/30/25	CAD	3,621	2,707
	Canadian Western Bank	1.926%	4/16/26	CAD	2,000	1,424
	Canadian Western Bank	1.818%	12/16/27	CAD	1,609	1,089
	Capital City Link General Partnership	4.386%	3/31/46	CAD	464	344
	Capital Power Corp.	4.284%	9/18/24	CAD	1,372	1,073
	Capital Power Corp.	4.986%	1/23/26	CAD	919	730
	Capital Power Corp.	4.424%	2/8/30	CAD	827	622
	Capital Power Corp.	3.147%	10/1/32	CAD	1,043	678
	CCL Industries Inc.	3.864%	4/13/28	CAD	888	667
	Cenovus Energy Inc.	3.550%	3/12/25	CAD	518	398
	Cenovus Energy Inc.	3.600%	3/10/27	CAD	3,361	2,516
	Cenovus Energy Inc.	3.500%	2/7/28	CAD	4,247	3,123
	Central 1 Credit Union	2.584%	12/6/23	CAD	3,212	2,458
	Central 1 Credit Union	2.391%	6/30/31	CAD	1,609	1,144
	CGI Inc.	2.100%	9/18/28	CAD	6,841	4,634
	Chartwell Retirement Residences	4.211%	4/28/25	CAD	548	420
	Choice Properties REIT	3.556%	9/9/24	CAD	2,212	1,702
	Choice Properties REIT	3.546%	1/10/25	CAD	4,390	3,363
	Choice Properties REIT	2.848%	5/21/27	CAD	3,819	2,758
	Choice Properties REIT	4.178%	3/8/28	CAD	2,743	2,092
	Choice Properties REIT	3.532%	6/11/29	CAD	3,896	2,807
	Choice Properties REIT	2.981%	3/4/30	CAD	1,609	1,099
	CI Financial Corp.	3.215%	7/22/24	CAD	1,609	1,234
	CI Financial Corp.	3.759%	5/26/25	CAD	1,645	1,264
	CI Financial Corp.	3.904%	9/27/27	CAD	903	682
	Clover LP	4.216%	3/31/34	CAD	1,024	786
	Clover LP	4.216%	6/30/34	CAD	982	750
	Cogeco Communications Inc.	4.175%	5/26/23	CAD	1,234	965
	Cogeco Communications Inc.	2.991%	9/22/31	CAD	1,609	1,059
	Concordia University	6.550%	9/2/42	CAD	1,645	1,691
	Co-operators Financial Services Ltd.	3.327%	5/13/30	CAD	985	678
[1]	Cordelio Amalco GP I	4.087%	6/30/34	CAD	2,346	1,779
	Crombie REIT	3.677%	8/26/26	CAD	1,645	1,231
	Crombie REIT	3.917%	6/21/27	CAD	987	740
	Crombie REIT	2.686%	3/31/28	CAD	960	666
	Crombie REIT	3.211%	10/9/30	CAD	518	348
	Crosslinx Transit Solutions GP	4.651%	9/30/46	CAD	1,719	1,241
	CSS FSCC Partnership	6.915%	7/31/42	CAD	21	19
12

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
CT REIT	3.527%	6/9/25	CAD	2,523	1,922
CT REIT	3.469%	6/16/27	CAD	730	542
CT REIT	2.371%	1/6/31	CAD	1,096	693
CU Inc.	4.543%	10/24/41	CAD	1,096	851
CU Inc.	3.805%	9/10/42	CAD	3,862	2,710
CU Inc.	4.722%	9/9/43	CAD	1,645	1,309
CU Inc.	4.085%	9/2/44	CAD	2,963	2,156
CU Inc.	3.964%	7/27/45	CAD	1,645	1,174
CU Inc.	3.763%	11/19/46	CAD	823	567
CU Inc.	3.548%	11/22/47	CAD	1,363	902
CU Inc.	3.950%	11/23/48	CAD	531	375
CU Inc.	2.963%	9/7/49	CAD	2,469	1,457
CU Inc.	3.174%	9/5/51	CAD	885	537
CU Inc.	4.211%	10/29/55	CAD	8,231	5,994
CU Inc.	4.593%	10/24/61	CAD	355	274
Dollarama Inc.	3.550%	11/6/23	CAD	2,452	1,907
Dollarama Inc.	1.871%	7/8/26	CAD	1,609	1,145
Dollarama Inc.	1.505%	9/20/27	CAD	1,096	741
Dollarama Inc.	2.443%	7/9/29	CAD	2,354	1,599
Dream Industrial REIT	1.662%	12/22/25	CAD	1,609	1,144
Dream Industrial REIT	2.057%	6/17/27	CAD	2,253	1,558
Edmonton Regional Airports Authority	7.214%	11/1/30	CAD	652	550
Emera Inc.	2.900%	6/16/23	CAD	12,617	9,771
Enbridge Gas Inc.	3.790%	7/10/23	CAD	16,459	12,861
Enbridge Gas Inc.	3.150%	8/22/24	CAD	3,555	2,746
Enbridge Gas Inc.	3.310%	9/11/25	CAD	1,777	1,366
Enbridge Gas Inc.	2.810%	6/1/26	CAD	1,126	845
Enbridge Gas Inc.	2.500%	8/5/26	CAD	1,096	809
Enbridge Gas Inc.	2.900%	4/1/30	CAD	2,743	1,954
Enbridge Gas Inc.	4.880%	6/21/41	CAD	1,892	1,516
Enbridge Gas Inc.	4.200%	6/2/44	CAD	1,316	964
Enbridge Gas Inc.	4.000%	8/22/44	CAD	1,096	779
Enbridge Gas Inc.	3.800%	6/1/46	CAD	1,645	1,120
Enbridge Gas Inc.	3.590%	11/22/47	CAD	987	650
Enbridge Gas Inc.	3.510%	11/29/47	CAD	2,576	1,674
Enbridge Gas Inc.	3.010%	8/9/49	CAD	1,645	963
Enbridge Gas Inc.	3.650%	4/1/50	CAD	2,336	1,544
Enbridge Gas Inc.	4.950%	11/22/50	CAD	1,481	1,212
Enbridge Gas Inc.	3.200%	9/15/51	CAD	2,012	1,212
Enbridge Inc.	3.950%	11/19/24	CAD	1,645	1,278
Enbridge Inc.	2.440%	6/2/25	CAD	1,609	1,191
Enbridge Inc.	3.200%	6/8/27	CAD	3,316	2,437
Enbridge Inc.	2.990%	10/3/29	CAD	3,946	2,732
Enbridge Inc.	3.100%	9/21/33	CAD	4,829	3,117
Enbridge Inc.	4.240%	8/27/42	CAD	2,392	1,544
Enbridge Inc.	4.570%	3/11/44	CAD	2,911	1,957
Enbridge Inc.	4.870%	11/21/44	CAD	2,304	1,612
Enbridge Inc.	4.100%	9/21/51	CAD	965	585
Enbridge Pipelines Inc.	3.790%	8/17/23	CAD	2,634	2,055
Enbridge Pipelines Inc.	3.450%	9/29/25	CAD	2,874	2,191
Enbridge Pipelines Inc.	3.520%	2/22/29	CAD	1,043	766
Enbridge Pipelines Inc.	2.820%	5/12/31	CAD	2,253	1,502
Enbridge Pipelines Inc.	4.550%	8/17/43	CAD	548	374
Enbridge Pipelines Inc.	4.550%	9/29/45	CAD	3,072	2,086
Enbridge Pipelines Inc.	4.130%	8/9/46	CAD	2,743	1,739
13

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Enbridge Pipelines Inc.	4.330%	2/22/49	CAD	1,529	991
Enbridge Pipelines Inc.	4.200%	5/12/51	CAD	1,346	847
Energir Inc.	2.100%	4/16/27	CAD	793	571
Energir Inc.	3.530%	5/16/47	CAD	1,167	783
ENMAX Corp.	3.836%	6/5/28	CAD	1,096	817
ENMAX Corp.	3.876%	10/18/29	CAD	2,743	2,005
EPCOR Utilities Inc.	4.550%	2/28/42	CAD	1,637	1,274
EPCOR Utilities Inc.	3.554%	11/27/47	CAD	3,841	2,545
EPCOR Utilities Inc.	3.949%	11/26/48	CAD	500	354
EPCOR Utilities Inc.	2.899%	5/19/50	CAD	1,034	598
EPCOR Utilities Inc.	3.287%	6/28/51	CAD	804	500
Equitable Bank	1.939%	3/10/25	CAD	1,609	1,170
Equitable Bank	1.876%	11/26/25	CAD	1,096	778
Fair Hydro Trust	3.357%	5/15/35	CAD	3,909	2,873
Fairfax Financial Holdings Ltd.	4.950%	3/3/25	CAD	2,227	1,760
Fairfax Financial Holdings Ltd.	4.700%	12/16/26	CAD	2,743	2,133
Fairfax Financial Holdings Ltd.	4.250%	12/6/27	CAD	1,352	1,021
Fairfax Financial Holdings Ltd.	4.230%	6/14/29	CAD	1,286	948
Fairfax Financial Holdings Ltd.	3.950%	3/3/31	CAD	2,981	2,092
Federated Co-Operatives Ltd.	3.917%	6/17/25	CAD	977	748
Federation des Caisses Desjardins du Quebec	3.056%	9/11/23	CAD	2,743	2,130
Federation des Caisses Desjardins du Quebec	2.417%	10/4/24	CAD	7,114	5,353
Federation des Caisses Desjardins du Quebec	0.010%	9/24/25	EUR	23,213	23,409
Federation des Caisses Desjardins du Quebec	2.856%	5/26/30	CAD	3,017	2,239
Federation des Caisses Desjardins du Quebec	1.992%	5/28/31	CAD	4,668	3,283
First Capital REIT	4.790%	8/30/24	CAD	2,735	2,143
First Capital REIT	4.323%	7/31/25	CAD	5,487	4,213
First Capital REIT	3.753%	7/12/27	CAD	1,670	1,223
First National Financial Corp.	2.961%	11/17/25	CAD	548	404
Fortis Inc.	2.850%	12/12/23	CAD	1,426	1,099
Fortis Inc.	2.180%	5/15/28	CAD	3,299	2,314
FortisAlberta Inc.	6.220%	10/31/34	CAD	56	51
FortisAlberta Inc.	3.672%	9/9/47	CAD	2,297	1,558
FortisAlberta Inc.	2.632%	6/8/51	CAD	482	260
FortisBC Energy Inc.	6.500%	5/1/34	CAD	5,487	5,075
FortisBC Energy Inc.	6.050%	2/15/38	CAD	5,487	5,015
FortisBC Inc.	4.000%	10/28/44	CAD	1,152	800
Gibson Energy Inc.	2.450%	7/14/25	CAD	987	725
Gibson Energy Inc.	2.850%	7/14/27	CAD	991	709
Gibson Energy Inc.	3.600%	9/17/29	CAD	1,502	1,074
Granite REIT Holdings LP	3.873%	11/30/23	CAD	1,743	1,359
Granite REIT Holdings LP	3.062%	6/4/27	CAD	2,096	1,532
Granite REIT Holdings LP	2.194%	8/30/28	CAD	1,609	1,091
Granite REIT Holdings LP	2.378%	12/18/30	CAD	1,536	981
Greater Toronto Airports Authority	1.540%	5/3/28	CAD	3,456	2,345
Greater Toronto Airports Authority	2.730%	4/3/29	CAD	2,359	1,695
Greater Toronto Airports Authority	3.260%	6/1/37	CAD	1,126	751
Greater Toronto Airports Authority	2.750%	10/17/39	CAD	4,189	2,594
Greater Toronto Airports Authority	5.300%	2/25/41	CAD	1,701	1,457
Greater Toronto Airports Authority	5.300%	2/25/41	CAD	2,743	2,140
Great-West Lifeco Inc.	1.750%	12/7/26	EUR	400	417
14

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Great-West Lifeco Inc.	2.379%	5/14/30	CAD	5,231	3,502
Great-West Lifeco Inc.	6.670%	3/21/33	CAD	1,092	975
Great-West Lifeco Inc.	5.998%	11/16/39	CAD	6,035	5,286
H&R REIT	3.369%	1/30/24	CAD	829	637
H&R REIT	2.906%	6/2/26	CAD	2,743	2,004
H&R REIT	2.633%	2/19/27	CAD	160	114
Halifax International Airport Authority	5.503%	7/19/41	CAD	164	138
Honda Canada Finance Inc.	3.176%	8/28/23	CAD	3,292	2,551
Honda Canada Finance Inc.	2.500%	6/4/24	CAD	1,609	1,220
Honda Canada Finance Inc.	3.444%	5/23/25	CAD	2,359	1,805
Honda Canada Finance Inc.	1.337%	3/17/26	CAD	2,030	1,428
Honda Canada Finance Inc.	1.711%	9/28/26	CAD	1,609	1,128
Honda Canada Finance Inc.	1.646%	2/25/28	CAD	2,504	1,683
Hospital for Sick Children	5.217%	12/16/49	CAD	700	632
Hospital for Sick Children	3.416%	12/7/57	CAD	1,496	996
Hospital Infrastructure Partners NOH Partnership	5.439%	1/31/45	CAD	3,126	2,538
HSBC Bank Canada	3.245%	9/15/23	CAD	5,487	4,255
HSBC Bank Canada	3.403%	3/24/25	CAD	4,400	3,364
HSBC Bank Canada	1.782%	5/20/26	CAD	4,507	3,205
HSBC Bank Canada	0.010%	9/14/26	EUR	20,000	19,819
Hydro One Inc.	2.540%	4/5/24	CAD	1,126	864
Hydro One Inc.	2.970%	6/26/25	CAD	197	150
Hydro One Inc.	2.770%	2/24/26	CAD	5,377	4,046
Hydro One Inc.	3.020%	4/5/29	CAD	2,085	1,534
Hydro One Inc.	7.350%	6/3/30	CAD	1,096	1,022
Hydro One Inc.	2.230%	9/17/31	CAD	1,448	956
Hydro One Inc.	6.930%	6/1/32	CAD	622	579
Hydro One Inc.	5.360%	5/20/36	CAD	548	464
Hydro One Inc.	4.890%	3/13/37	CAD	2,743	2,222
Hydro One Inc.	5.490%	7/16/40	CAD	1,934	1,683
Hydro One Inc.	4.390%	9/26/41	CAD	2,807	2,148
Hydro One Inc.	4.590%	10/9/43	CAD	3,017	2,372
Hydro One Inc.	3.910%	2/23/46	CAD	1,756	1,249
Hydro One Inc.	5.000%	10/19/46	CAD	1,096	915
Hydro One Inc.	3.720%	11/18/47	CAD	790	542
Hydro One Inc.	3.630%	6/25/49	CAD	5,004	3,378
Hydro One Inc.	2.710%	2/28/50	CAD	1,843	1,031
Hydro One Inc.	3.640%	4/5/50	CAD	321	217
Hydro One Inc.	3.100%	9/15/51	CAD	2,334	1,407
Hydro One Inc.	3.790%	7/31/62	CAD	1,096	729
Hydro One Ltd.	1.410%	10/15/27	CAD	6,300	4,303
Hydro Ottawa Holding Inc.	3.991%	5/14/43	CAD	1,152	813
Hyundai Capital Canada Inc.	2.008%	5/12/26	CAD	1,609	1,139
Hyundai Capital Canada Inc.	3.196%	2/16/27	CAD	1,800	1,315
iA Financial Corp. Inc.	3.072%	9/24/31	CAD	1,645	1,212
IGM Financial Inc.	3.440%	1/26/27	CAD	2,136	1,610
IGM Financial Inc.	4.560%	1/25/47	CAD	494	365
IGM Financial Inc.	4.115%	12/9/47	CAD	3,338	2,303
IGM Financial Inc.	4.206%	3/21/50	CAD	767	535
Industrial Alliance Insurance & Financial Services Inc.	3.300%	9/15/28	CAD	2,743	2,118
InPower BC General Partnership	4.471%	3/31/33	CAD	2,396	1,851
Intact Financial Corp.	1.207%	5/21/24	CAD	1,126	832
Intact Financial Corp.	3.770%	3/2/26	CAD	1,303	1,005
Intact Financial Corp.	2.850%	6/7/27	CAD	301	220
15

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Intact Financial Corp.	1.928%	12/16/30	CAD	4,061	2,569
Intact Financial Corp.	6.400%	11/23/39	CAD	76	69
Intact Financial Corp.	5.160%	6/16/42	CAD	1,635	1,311
Intact Financial Corp.	2.954%	12/16/50	CAD	1,349	740
Integrated Team Solutions SJHC Partnership	5.946%	11/30/42	CAD	84	73
Inter Pipeline Ltd.	2.608%	9/13/23	CAD	1,053	806
Inter Pipeline Ltd.	2.734%	4/18/24	CAD	1,503	1,140
Inter Pipeline Ltd.	3.173%	3/24/25	CAD	908	683
Inter Pipeline Ltd.	3.484%	12/16/26	CAD	1,372	1,012
Inter Pipeline Ltd.	4.232%	6/1/27	CAD	3,534	2,679
Inter Pipeline Ltd.	3.983%	11/25/31	CAD	2,816	1,944
Inter Pipeline Ltd.	4.637%	5/30/44	CAD	1,390	877
Inter Pipeline Ltd.	5.091%	11/27/51	CAD	804	535
Ivanhoe Cambridge II Inc.	2.909%	6/27/23	CAD	1,397	1,081
Ivanhoe Cambridge II Inc.	2.296%	12/12/24	CAD	1,609	1,207
Keyera Corp.	3.934%	6/21/28	CAD	1,208	892
Keyera Corp.	3.959%	5/29/30	CAD	1,207	865
Keyera Corp.	5.022%	3/28/32	CAD	1,600	1,203
Kingston Solar LP	3.571%	7/31/35	CAD	22	16
Laurentian Bank of Canada	3.450%	6/27/23	CAD	2,767	2,150
Loblaw Cos. Ltd.	4.860%	9/12/23	CAD	1,096	866
Loblaw Cos. Ltd.	4.488%	12/11/28	CAD	4,067	3,181
Loblaw Cos. Ltd.	2.284%	5/7/30	CAD	3,047	2,020
Loblaw Cos. Ltd.	5.900%	1/18/36	CAD	1,372	1,145
Lower Mattagami Energy LP	3.416%	6/20/24	CAD	1,096	851
Lower Mattagami Energy LP	2.433%	5/14/31	CAD	1,609	1,091
Lower Mattagami Energy LP	5.139%	5/18/41	CAD	2,743	2,325
Lower Mattagami Energy LP	4.944%	9/21/43	CAD	452	377
Manulife Bank of Canada	2.378%	11/19/24	CAD	1,591	1,197
Manulife Bank of Canada	1.337%	2/26/26	CAD	2,658	1,884
Manulife Bank of Canada	1.536%	9/14/26	CAD	1,609	1,126
Manulife Bank of Canada	2.864%	2/16/27	CAD	2,600	1,915
Manulife Finance Delaware LP	5.059%	12/15/41	CAD	2,079	1,615
Manulife Financial Corp.	3.049%	8/20/29	CAD	2,743	2,086
Manulife Financial Corp.	2.237%	5/12/30	CAD	7,369	5,411
Manulife Financial Corp.	2.818%	5/13/35	CAD	5,596	3,780
McGill University	6.150%	9/22/42	CAD	48	47
McGill University	3.975%	1/29/56	CAD	121	89
McGill University Health Centre	5.360%	12/31/43	CAD	288	255
Metro Inc.	3.390%	12/6/27	CAD	5,822	4,341
Metro Inc.	5.970%	10/15/35	CAD	2,770	2,339
Metro Inc.	4.270%	12/4/47	CAD	1,435	985
Metro Inc.	3.413%	2/28/50	CAD	672	393
Mountain View Partners GP	3.974%	3/31/51	CAD	92	64
National Bank of Canada	0.250%	7/24/23	EUR	1,096	1,153
National Bank of Canada	0.000%	9/29/23	EUR	2,523	2,636
National Bank of Canada	0.375%	1/15/24	EUR	2,743	2,871
National Bank of Canada	2.983%	3/4/24	CAD	4,600	3,531
National Bank of Canada	2.545%	7/12/24	CAD	5,048	3,821
National Bank of Canada	2.580%	2/3/25	CAD	3,676	2,754
National Bank of Canada	0.750%	3/13/25	EUR	4,939	5,133
National Bank of Canada	1.534%	6/15/26	CAD	3,195	2,249
National Bank of Canada	2.237%	11/4/26	CAD	3,621	2,591
NAV Canada	0.555%	2/9/24	CAD	1,207	897
16

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	NAV Canada	2.063%	5/29/30	CAD	2,194	1,481
	NAV Canada	3.534%	2/23/46	CAD	548	375
	NAV Canada	3.293%	3/30/48	CAD	3,841	2,493
	NAV Canada	2.924%	9/29/51	CAD	277	164
	Nissan Canada Inc.	1.626%	3/18/24	CAD	3,219	2,386
	Nissan Canada Inc.	2.103%	9/22/25	CAD	4,829	3,466
	North Battleford Power LP	4.958%	12/31/32	CAD	1,853	1,481
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.200%	7/22/24	CAD	1,096	844
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.200%	4/24/26	CAD	1,096	828
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.000%	12/1/26	CAD	1,609	1,143
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/27	CAD	4,170	3,050
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.250%	6/1/29	CAD	2,716	2,092
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/31	CAD	4,519	3,038
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.150%	6/1/33	CAD	3,017	2,212
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.650%	6/1/35	CAD	643	440
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.750%	6/1/37	CAD	1,645	1,250
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.350%	1/10/39	CAD	1,232	890
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.700%	2/23/43	CAD	2,250	1,460
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.050%	7/22/44	CAD	2,222	1,513
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.750%	6/1/51	CAD	2,414	1,525
	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	1,011	716
[3]	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	1,950	1,363
	Northwestern Hydro Acquisition Co. II LP	3.877%	12/31/36	CAD	1,230	874
	Northwestern Hydro Acquisition Co. III LP	3.940%	12/31/38	CAD	1,674	1,200
	Nouvelle Autoroute 30 Financement Inc.	4.114%	3/31/42	CAD	3,135	2,218
	Nouvelle Autoroute 30 Financement Inc.	4.115%	6/30/42	CAD	299	212
	Nova Scotia Power Inc.	5.610%	6/15/40	CAD	2,359	2,038
	Nova Scotia Power Inc.	4.500%	7/20/43	CAD	1,814	1,376
	Nova Scotia Power Inc.	3.571%	4/5/49	CAD	2,066	1,337
	Nova Scotia Power Inc.	3.307%	4/25/50	CAD	1,096	671
	OMERS Realty Corp.	3.358%	6/5/23	CAD	2,194	1,706
	OMERS Realty Corp.	2.858%	2/23/24	CAD	2,735	2,100
	OMERS Realty Corp.	3.328%	11/12/24	CAD	934	719
	OMERS Realty Corp.	3.331%	6/5/25	CAD	1,750	1,339
	OMERS Realty Corp.	3.628%	6/5/30	CAD	2,469	1,828
	Ontario Power Generation Inc.	3.315%	10/4/27	CAD	1,536	1,155
	Ontario Power Generation Inc.	2.977%	9/13/29	CAD	4,390	3,145
	Ontario Power Generation Inc.	3.215%	4/8/30	CAD	3,292	2,380
	Ontario Power Generation Inc.	3.838%	6/22/48	CAD	3,292	2,213
	Ontario Power Generation Inc.	3.651%	9/13/50	CAD	563	363
	Ontario Power Generation Inc.	2.947%	2/21/51	CAD	1,567	876
	Original Wempi Inc.	4.056%	2/13/24	CAD	1,532	1,174
	Original Wempi Inc.	4.309%	2/13/24	CAD	943	720
17

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Ottawa MacDonald-Cartier International Airport Authority	3.933%	6/9/45	CAD	1,027	701
Pembina Pipeline Corp.	2.560%	6/1/23	CAD	2,222	1,710
Pembina Pipeline Corp.	2.990%	1/22/24	CAD	4,390	3,365
Pembina Pipeline Corp.	3.710%	8/11/26	CAD	2,660	2,012
Pembina Pipeline Corp.	4.240%	6/15/27	CAD	1,645	1,262
Pembina Pipeline Corp.	4.020%	3/27/28	CAD	1,126	847
Pembina Pipeline Corp.	3.620%	4/3/29	CAD	1,645	1,195
Pembina Pipeline Corp.	3.310%	2/1/30	CAD	4,061	2,840
Pembina Pipeline Corp.	4.750%	4/30/43	CAD	1,645	1,111
Pembina Pipeline Corp.	4.810%	3/25/44	CAD	3,045	2,068
Pembina Pipeline Corp.	4.740%	1/21/47	CAD	1,053	702
Pembina Pipeline Corp.	4.750%	3/26/48	CAD	2,489	1,656
Pembina Pipeline Corp.	4.540%	4/3/49	CAD	3,072	1,970
Pembina Pipeline Corp.	4.670%	5/28/50	CAD	1,423	929
Pembina Pipeline Corp.	4.490%	12/10/51	CAD	1,609	1,017
Plenary Properties LTAP LP	6.288%	1/31/44	CAD	3,614	3,194
Power Corp. of Canada	4.455%	7/27/48	CAD	1,609	1,173
Power Financial Corp.	6.900%	3/11/33	CAD	688	620
Reliance LP	3.750%	3/15/26	CAD	1,049	795
Reliance LP	2.680%	12/1/27	CAD	3,703	2,602
Reliance LP	2.670%	8/1/28	CAD	1,609	1,111
RioCan REIT	3.209%	9/29/23	CAD	1,609	1,240
RioCan REIT	3.287%	2/12/24	CAD	1,609	1,233
RioCan REIT	2.576%	2/12/25	CAD	2,359	1,777
RioCan REIT	1.974%	6/15/26	CAD	1,645	1,160
RioCan REIT	2.361%	3/10/27	CAD	987	690
RioCan REIT	2.829%	11/8/28	CAD	1,207	831
Rogers Communications Inc.	4.000%	3/13/24	CAD	4,554	3,544
Rogers Communications Inc.	3.100%	4/15/25	CAD	2,300	1,735
Rogers Communications Inc.	3.650%	3/31/27	CAD	5,144	3,868
Rogers Communications Inc.	3.750%	4/15/29	CAD	3,400	2,497
Rogers Communications Inc.	3.250%	5/1/29	CAD	3,037	2,156
Rogers Communications Inc.	4.250%	4/15/32	CAD	3,400	2,476
Rogers Communications Inc.	6.680%	11/4/39	CAD	1,670	1,430
Rogers Communications Inc.	6.110%	8/25/40	CAD	2,743	2,216
Rogers Communications Inc.	6.560%	3/22/41	CAD	1,777	1,507
Rogers Communications Inc.	5.250%	4/15/52	CAD	3,300	2,395
Royal Bank of Canada	2.949%	5/1/23	CAD	5,487	4,266
Royal Bank of Canada	0.250%	6/28/23	EUR	8,834	9,302
Royal Bank of Canada	3.296%	9/26/23	CAD	5,494	4,261
Royal Bank of Canada	2.333%	12/5/23	CAD	4,593	3,524
Royal Bank of Canada	0.250%	1/29/24	EUR	6,035	6,302
Royal Bank of Canada	2.352%	7/2/24	CAD	7,572	5,718
Royal Bank of Canada	0.125%	7/23/24	EUR	1,645	1,694
Royal Bank of Canada	2.609%	11/1/24	CAD	8,354	6,305
Royal Bank of Canada	1.375%	12/9/24	GBP	1,645	1,984
Royal Bank of Canada	1.936%	5/1/25	CAD	6,749	4,949
Royal Bank of Canada	3.369%	9/29/25	CAD	15,000	11,420
Royal Bank of Canada	1.589%	5/4/26	CAD	4,829	3,414
Royal Bank of Canada	0.050%	6/19/26	EUR	9,328	9,289
Royal Bank of Canada	0.010%	1/21/27	EUR	8,231	8,092
Royal Bank of Canada	2.328%	1/28/27	CAD	9,745	6,983
Royal Bank of Canada	1.833%	7/31/28	CAD	1,609	1,085
Royal Bank of Canada	2.740%	7/25/29	CAD	5,487	4,139
18

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Royal Bank of Canada	2.880%	12/23/29	CAD	4,536	3,404
Royal Bank of Canada	2.088%	6/30/30	CAD	3,841	2,789
Royal Bank of Canada	2.140%	11/3/31	CAD	4,748	3,329
Royal Bank of Canada	2.940%	5/3/32	CAD	2,000	1,439
Royal Bank of Canada	1.670%	1/28/33	CAD	3,621	2,391
Sagen MI Canada Inc.	4.242%	4/1/24	CAD	561	438
Sagen MI Canada Inc.	2.955%	3/1/27	CAD	1,015	734
Saputo Inc.	3.603%	8/14/25	CAD	3,900	2,975
Saputo Inc.	1.415%	6/19/26	CAD	1,096	761
Saputo Inc.	2.242%	6/16/27	CAD	2,140	1,498
Scotiabank Capital Trust	5.650%	12/31/56	CAD	2,165	1,954
SEC LP and Arci Ltd.	5.188%	8/29/33	CAD	2,516	1,952
Shaw Communications Inc.	4.350%	1/31/24	CAD	5,487	4,298
Shaw Communications Inc.	4.400%	11/2/28	CAD	24	18
Shaw Communications Inc.	2.900%	12/9/30	CAD	2,836	1,890
Shaw Communications Inc.	6.750%	11/9/39	CAD	5,012	4,307
Shaw Communications Inc.	4.250%	12/9/49	CAD	1,921	1,181
SmartCentres REIT	3.444%	8/28/26	CAD	342	254
SmartCentres REIT	3.834%	12/21/27	CAD	2,743	2,039
SmartCentres REIT	2.307%	12/18/28	CAD	1,426	947
SmartCentres REIT	3.526%	12/20/29	CAD	3,566	2,504
SmartCentres REIT	3.648%	12/11/30	CAD	1,096	759
Sobeys Inc.	4.700%	8/8/23	CAD	2,743	2,193
SSL Finance Inc.	4.099%	10/31/45	CAD	1,608	1,185
Summit Industrial Income REIT	2.150%	9/17/25	CAD	713	517
Summit Industrial Income REIT	1.820%	4/1/26	CAD	1,690	1,192
Summit Industrial Income REIT	2.440%	7/14/28	CAD	1,609	1,100
Sun Life Financial Inc.	3.050%	9/19/28	CAD	5,487	4,224
Sun Life Financial Inc.	2.380%	8/13/29	CAD	2,414	1,811
Sun Life Financial Inc.	2.580%	5/10/32	CAD	3,017	2,157
Sun Life Financial Inc.	2.800%	11/21/33	CAD	2,494	1,745
Sun Life Financial Inc.	2.060%	10/1/35	CAD	5,402	3,382
Sun Life Financial Inc.	5.400%	5/29/42	CAD	2,660	2,154
Suncor Energy Inc.	3.000%	9/14/26	CAD	2,246	1,671
Suncor Energy Inc.	3.100%	5/24/29	CAD	2,414	1,711
Suncor Energy Inc.	5.000%	4/9/30	CAD	4,499	3,558
Suncor Energy Inc.	5.390%	3/26/37	CAD	2,359	1,855
Suncor Energy Inc.	4.340%	9/13/46	CAD	797	532
Suncor Energy Inc.	3.950%	3/4/51	CAD	1,499	922
TELUS Corp.	3.350%	4/1/24	CAD	5,871	4,537
TELUS Corp.	3.750%	1/17/25	CAD	2,446	1,893
TELUS Corp.	3.750%	3/10/26	CAD	3,783	2,899
TELUS Corp.	2.350%	1/27/28	CAD	3,292	2,303
TELUS Corp.	3.625%	3/1/28	CAD	5,268	3,939
TELUS Corp.	3.300%	5/2/29	CAD	4,154	2,987
TELUS Corp.	2.050%	10/7/30	CAD	1,609	1,018
TELUS Corp.	4.400%	4/1/43	CAD	743	503
TELUS Corp.	4.850%	4/5/44	CAD	5,076	3,652
TELUS Corp.	4.750%	1/17/45	CAD	1,509	1,069
TELUS Corp.	4.400%	1/29/46	CAD	1,838	1,233
TELUS Corp.	4.700%	3/6/48	CAD	1,481	1,037
TELUS Corp.	3.950%	2/16/50	CAD	3,506	2,143
TELUS Corp.	4.100%	4/5/51	CAD	2,181	1,369
Teranet Holdings LP	3.544%	6/11/25	CAD	4,300	3,285
Teranet Holdings LP	5.754%	12/17/40	CAD	1,863	1,458
19

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Teranet Holdings LP	6.100%	6/17/41	CAD	321	261
Thomson Reuters Corp.	2.239%	5/14/25	CAD	9,278	6,856
THP Partnership	4.394%	10/31/46	CAD	103	77
TMX Group Ltd.	4.461%	10/3/23	CAD	3,129	2,462
Toromont Industries Ltd.	3.842%	10/27/27	CAD	1,204	915
Toronto Hydro Corp.	2.520%	8/25/26	CAD	3,017	2,246
Toronto Hydro Corp.	2.430%	12/11/29	CAD	3,292	2,317
Toronto Hydro Corp.	5.540%	5/21/40	CAD	160	142
Toronto Hydro Corp.	3.550%	7/28/45	CAD	265	180
Toronto Hydro Corp.	3.485%	2/28/48	CAD	2,799	1,866
Toronto Hydro Corp.	2.990%	12/10/49	CAD	366	222
Toronto Hydro Corp.	3.270%	10/18/51	CAD	965	609
Toronto-Dominion Bank	3.005%	5/30/23	CAD	8,231	6,396
Toronto-Dominion Bank	1.909%	7/18/23	CAD	7,418	5,687
Toronto-Dominion Bank	2.850%	3/8/24	CAD	3,017	2,312
Toronto-Dominion Bank	0.500%	4/3/24	EUR	7,133	7,455
Toronto-Dominion Bank	2.050%	7/10/24	AUD	1,480	1,008
Toronto-Dominion Bank	3.226%	7/24/24	CAD	6,895	5,342
Toronto-Dominion Bank	2.496%	12/2/24	CAD	8,511	6,398
Toronto-Dominion Bank	1.943%	3/13/25	CAD	4,280	3,149
Toronto-Dominion Bank	0.625%	6/6/25	EUR	7,682	7,935
Toronto-Dominion Bank	2.667%	9/9/25	CAD	4,980	3,710
Toronto-Dominion Bank	1.128%	12/9/25	CAD	5,707	4,021
Toronto-Dominion Bank	2.260%	1/7/27	CAD	6,000	4,291
Toronto-Dominion Bank	0.500%	1/18/27	EUR	4,000	3,906
Toronto-Dominion Bank	0.100%	7/19/27	EUR	10,919	10,671
Toronto-Dominion Bank	1.888%	3/8/28	CAD	13,057	8,942
Toronto-Dominion Bank	1.896%	9/11/28	CAD	4,300	2,903
Toronto-Dominion Bank	3.589%	9/14/28	CAD	4,390	3,402
Toronto-Dominion Bank	3.224%	7/25/29	CAD	5,775	4,400
Toronto-Dominion Bank	3.105%	4/22/30	CAD	9,093	6,824
Toronto-Dominion Bank	4.859%	3/4/31	CAD	3,377	2,662
Toronto-Dominion Bank	3.060%	1/26/32	CAD	5,377	3,915
Toyota Credit Canada Inc.	3.040%	7/12/23	CAD	2,466	1,912
Toyota Credit Canada Inc.	1.270%	7/22/24	CAD	1,608	1,186
Toyota Credit Canada Inc.	2.310%	10/23/24	CAD	3,016	2,266
Toyota Credit Canada Inc.	2.110%	2/26/25	CAD	2,742	2,036
Toyota Credit Canada Inc.	1.660%	7/20/26	CAD	1,608	1,139
TransCanada PipeLines Ltd.	3.690%	7/19/23	CAD	2,874	2,240
TransCanada PipeLines Ltd.	3.300%	7/17/25	CAD	948	721
TransCanada PipeLines Ltd.	3.800%	4/5/27	CAD	7,775	5,896
TransCanada PipeLines Ltd.	3.390%	3/15/28	CAD	1,645	1,209
TransCanada PipeLines Ltd.	6.280%	5/26/28	CAD	2,477	2,063
TransCanada PipeLines Ltd.	3.000%	9/18/29	CAD	3,685	2,565
TransCanada PipeLines Ltd.	2.970%	6/9/31	CAD	3,661	2,449
TransCanada PipeLines Ltd.	8.050%	2/17/39	CAD	72	71
TransCanada PipeLines Ltd.	4.550%	11/15/41	CAD	3,841	2,611
TransCanada PipeLines Ltd.	4.350%	6/6/46	CAD	2,194	1,424
TransCanada PipeLines Ltd.	4.330%	9/16/47	CAD	3,226	2,079
TransCanada PipeLines Ltd.	4.180%	7/3/48	CAD	3,441	2,157
TransCanada PipeLines Ltd.	4.340%	10/15/49	CAD	3,855	2,462
Trillium Health Partners Volunteers	3.702%	12/20/58	CAD	465	321
University of Ottawa	2.635%	2/13/60	CAD	2,019	1,075
University of Toronto	5.841%	12/15/43	CAD	104	98
University of Toronto	4.251%	12/7/51	CAD	1,372	1,063
20

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	University of Western Ontario	4.798%	5/24/47	CAD	148	123
[3]	Vancouver Airport Authority	7.425%	12/7/26	CAD	8,231	7,372
	Vancouver Airport Authority	3.857%	11/10/45	CAD	429	305
	Vancouver Airport Authority	2.874%	10/18/49	CAD	724	427
	Vancouver Airport Authority	2.800%	9/21/50	CAD	1,372	788
	Westcoast Energy Inc.	3.430%	9/12/24	CAD	3,676	2,832
	Westcoast Energy Inc.	3.770%	12/8/25	CAD	927	713
	Westcoast Energy Inc.	4.791%	10/28/41	CAD	1,215	877
	WSP Global Inc.	2.408%	4/19/28	CAD	1,529	1,065
	York University	6.480%	3/7/42	CAD	946	946
						1,429,205
China (0.0%)
	Industrial & Commercial Bank of China Ltd.	0.125%	10/28/24	EUR	1,861	1,912
	Prosus NV	1.539%	8/3/28	EUR	804	718
[3]	Prosus NV	1.288%	7/13/29	EUR	2,816	2,398
	Prosus NV	2.031%	8/3/32	EUR	5,385	4,406
[3]	Prosus NV	1.985%	7/13/33	EUR	2,414	1,929
	Prosus NV	2.778%	1/19/34	EUR	2,000	1,689
	State Grid Europe Development 2014 plc	2.450%	1/26/27	EUR	1,228	1,294
	State Grid Overseas Investment BVI Ltd.	1.375%	5/2/25	EUR	3,841	3,985
	State Grid Overseas Investment BVI Ltd.	0.797%	8/5/26	EUR	15,145	14,905
	State Grid Overseas Investment BVI Ltd.	2.125%	5/2/30	EUR	3,785	3,780
						37,016
Czech Republic (0.0%)
	CEZ A/S	4.875%	4/16/25	EUR	6,859	7,849
	CEZ A/S	3.000%	6/5/28	EUR	6,859	7,329
	CPI Property Group SA	1.625%	4/23/27	EUR	4,206	3,951
	CPI Property Group SA	2.750%	1/22/28	GBP	3,207	3,621
	CPI Property Group SA	1.500%	1/27/31	EUR	5,719	4,689
	EP Infrastructure A/S	1.659%	4/26/24	EUR	1,486	1,319
	EP Infrastructure A/S	1.698%	7/30/26	EUR	1,414	1,156
	EP Infrastructure A/S	2.045%	10/9/28	EUR	2,387	1,867
	EP Infrastructure A/S	1.816%	3/2/31	EUR	2,260	1,705
						33,486
Denmark (0.4%)
	AP Moller - Maersk A/S	1.750%	3/16/26	EUR	16,375	17,286
	AP Moller - Maersk A/S	0.750%	11/25/31	EUR	2,414	2,184
	Carlsberg Breweries A/S	0.500%	9/6/23	EUR	400	420
	Carlsberg Breweries A/S	2.500%	5/28/24	EUR	9,328	10,029
	Carlsberg Breweries A/S	0.875%	7/1/29	EUR	5,487	5,233
	Carlsberg Breweries AS	0.625%	3/9/30	EUR	5,000	4,595
	Danfoss Finance I BV	0.125%	4/28/26	EUR	5,231	5,145
	Danica Pension Livsforsikrings AB	4.375%	9/29/45	EUR	1,865	2,045
	Danmarks Skibskredit A/S	0.250%	6/21/28	EUR	10,000	9,566
	Danske Bank A/S	1.375%	5/24/22	EUR	2,743	2,896
	Danske Bank A/S	0.875%	5/22/23	EUR	7,496	7,919
	Danske Bank A/S	0.750%	6/2/23	EUR	8,834	9,338
	Danske Bank A/S	0.625%	5/26/25	EUR	2,414	2,470
	Danske Bank A/S	0.500%	8/27/25	EUR	7,100	7,268
	Danske Bank A/S	0.750%	11/22/27	EUR	8,231	8,323
	Danske Bank A/S	2.250%	1/14/28	GBP	6,785	7,986
	Danske Bank A/S	0.750%	6/9/29	EUR	4,024	3,783
	Danske Bank A/S	1.375%	2/12/30	EUR	4,664	4,675
	Deutsche Telekom AG	3.125%	2/6/34	GBP	1,000	1,208
21

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Deutsche Wohnen SE	1.500%	4/30/30	EUR	3,200	3,043
DSV Panalpina Finance BV	0.875%	9/17/36	EUR	4,024	3,338
E.ON SE	0.000%	8/28/24	EUR	3,219	3,303
Hamburg Commercial Bank AG	0.375%	3/9/26	EUR	4,000	3,996
ISS Global A/S	2.125%	12/2/24	EUR	400	428
ISS Global A/S	0.875%	6/18/26	EUR	100	98
ISS Global A/S	1.500%	8/31/27	EUR	11,029	10,817
Jyske Bank A/S	0.375%	10/15/25	EUR	5,487	5,607
Jyske Bank A/S	2.250%	4/5/29	EUR	6,090	6,408
Jyske Realkredit A/S	0.250%	7/1/23	EUR	4,390	4,621
Jyske Realkredit A/S	0.375%	4/1/25	EUR	3,841	3,945
Jyske Realkredit A/S	0.500%	10/1/26	EUR	12,170	12,310
Nordea Kredit Realkreditaktieselskab	1.000%	10/1/26	DKK	200,000	27,666
Nordea Kredit Realkreditaktieselskab	3.500%	10/1/44	DKK	192	29
Novo Nordisk Finance Netherlands BV	0.000%	6/4/24	EUR	7,645	7,892
Nykredit Realkredit A/S	2.000%	1/1/25	DKK	185,875	26,888
Nykredit Realkredit A/S	0.500%	7/10/25	EUR	5,453	5,555
Nykredit Realkredit A/S	2.000%	1/1/26	DKK	150,000	21,641
Nykredit Realkredit A/S	1.000%	7/1/26	DKK	128,408	17,826
Nykredit Realkredit A/S	1.000%	1/1/27	DKK	160,966	22,197
Nykredit Realkredit A/S	0.750%	1/20/27	EUR	2,792	2,736
Nykredit Realkredit A/S	0.375%	1/17/28	EUR	23,596	22,009
Nykredit Realkredit A/S	2.000%	10/1/47	DKK	19,660	2,587
Orsted A/S	1.500%	11/26/29	EUR	16,071	16,341
Orsted A/S	4.875%	1/12/32	GBP	6,161	8,843
Orsted A/S	2.500%	5/16/33	GBP	2,350	2,763
Orsted A/S	5.750%	4/9/40	GBP	548	897
Orsted A/S	6.250%	6/26/13	EUR	573	630
Orsted A/S	2.500%	2/18/21	GBP	200	203
Sydbank A/S	1.375%	9/18/23	EUR	5,487	5,817
					362,803
Estonia (0.0%)
Luminor Bank A/S	0.539%	9/23/26	EUR	11,864	11,476
Faeroe Islands (0.0%)
Danfoss Finance I BV	0.375%	10/28/28	EUR	2,200	2,062
Finland (0.3%)
Aktia Bank OYJ	0.375%	3/5/26	EUR	5,400	5,490
Citycon Treasury BV	2.375%	1/15/27	EUR	5,487	5,002
Elenia Verkko OYJ	0.375%	2/6/27	EUR	5,487	5,299
Kojamo OYJ	1.875%	5/27/27	EUR	2,809	2,841
Kojamo OYJ	0.875%	5/28/29	EUR	6,438	5,779
Nordea Bank Abp	1.125%	2/12/25	EUR	100	105
Nordea Bank Abp	0.550%	6/23/25	CHF	7,020	7,130
Nordea Bank Abp	1.125%	2/16/27	EUR	10,000	10,169
Nordea Bank Abp	0.500%	5/14/27	EUR	5,487	5,427
Nordea Bank Abp	0.500%	11/2/28	EUR	6,438	6,057
Nordea Bank Abp	1.625%	12/9/32	GBP	1,609	1,785
Nordea Kiinnitysluottopankki OYJ	0.250%	11/21/23	EUR	2,743	2,875
Nordea Kiinnitysluottopankki OYJ	0.250%	3/18/26	EUR	13,089	13,232
Nordea Kiinnitysluottopankki OYJ	0.625%	3/17/27	EUR	12,620	12,800
OP Corporate Bank plc	0.375%	8/29/23	EUR	3,292	3,460
OP Corporate Bank plc	0.375%	2/26/24	EUR	3,731	3,885
OP Corporate Bank plc	0.375%	6/19/24	EUR	4,390	4,528
OP Corporate Bank plc	0.125%	7/1/24	EUR	8,048	8,311
22

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
OP Corporate Bank plc	1.000%	5/22/25	EUR	5,487	5,704
OP Corporate Bank plc	0.500%	8/12/25	EUR	1,782	1,820
OP Corporate Bank plc	0.600%	1/18/27	EUR	12,071	11,836
OP Corporate Bank plc	0.100%	11/16/27	EUR	3,219	3,058
OP Corporate Bank plc	0.625%	11/12/29	EUR	7,133	6,536
OP Corporate Bank plc	1.625%	6/9/30	EUR	13,718	13,945
OP Mortgage Bank	0.625%	9/4/22	EUR	12,456	13,178
OP Mortgage Bank	0.250%	5/11/23	EUR	3,701	3,902
OP Mortgage Bank	0.250%	3/13/24	EUR	16,462	17,166
OP Mortgage Bank	1.000%	11/28/24	EUR	3,841	4,042
OP Mortgage Bank	0.010%	11/19/26	EUR	5,487	5,419
OP Mortgage Bank	0.625%	2/15/29	EUR	5,487	5,423
OP Mortgage Bank	0.010%	11/19/30	EUR	16,462	15,036
Sampo OYJ	3.375%	5/23/49	EUR	11,164	11,586
Sampo OYJ	2.500%	9/3/52	EUR	13,027	12,025
Stora Enso OYJ	2.500%	6/7/27	EUR	2,469	2,667
Stora Enso OYJ	2.500%	3/21/28	EUR	2,494	2,653
					240,171
France (3.0%)
Aeroports de Paris	1.500%	7/24/23	EUR	2,700	2,872
Aeroports de Paris	3.125%	6/11/24	EUR	2,700	2,965
Aeroports de Paris	1.500%	4/7/25	EUR	2,100	2,216
Aeroports de Paris	2.125%	10/2/26	EUR	9,800	10,434
Aeroports de Paris	1.000%	1/5/29	EUR	14,600	14,215
Aeroports de Paris	2.750%	4/2/30	EUR	6,100	6,620
Aeroports de Paris	1.500%	7/2/32	EUR	3,700	3,491
Aeroports de Paris	1.125%	6/18/34	EUR	1,600	1,380
Aeroports de Paris	2.125%	10/11/38	EUR	4,000	3,655
Air Liquide Finance SA	1.000%	4/2/25	EUR	5,400	5,646
Air Liquide Finance SA	1.250%	6/3/25	EUR	3,000	3,159
Air Liquide Finance SA	1.000%	3/8/27	EUR	100	103
Air Liquide Finance SA	1.250%	6/13/28	EUR	600	620
Air Liquide Finance SA	1.375%	4/2/30	EUR	7,800	7,993
Air Liquide SA	2.375%	9/6/23	EUR	1,200	1,299
Airbus Finance BV	2.375%	4/2/24	EUR	5,103	5,486
Airbus Finance BV	2.125%	10/29/29	EUR	453	479
Airbus Finance BV	1.375%	5/13/31	EUR	8,104	7,896
Airbus SE	1.625%	4/7/25	EUR	804	850
Airbus SE	1.375%	6/9/26	EUR	7,206	7,492
Airbus SE	1.625%	6/9/30	EUR	4,500	4,532
Airbus SE	2.375%	4/7/32	EUR	2,514	2,635
Airbus SE	2.375%	6/9/40	EUR	4,913	4,627
Alstom SA	0.250%	10/14/26	EUR	7,400	7,224
Alstom SA	0.000%	1/11/29	EUR	2,600	2,317
Altarea SCA	2.250%	7/5/24	EUR	5,400	5,644
APRR SA	1.500%	1/15/24	EUR	400	426
APRR SA	1.875%	1/15/25	EUR	1,200	1,283
APRR SA	1.125%	1/9/26	EUR	5,800	6,024
APRR SA	1.250%	1/6/27	EUR	5,800	6,001
APRR SA	1.250%	1/18/28	EUR	800	818
APRR SA	1.500%	1/25/30	EUR	400	407
APRR SA	1.875%	1/6/31	EUR	100	104
APRR SA	1.625%	1/13/32	EUR	5,100	5,161
APRR SA	1.500%	1/17/33	EUR	200	199
Arkea Home Loans SFH SA	2.375%	7/11/23	EUR	3,200	3,453
23

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Arkea Home Loans SFH SA	0.375%	3/4/24	EUR	600	627
Arkea Home Loans SFH SA	0.750%	10/5/27	EUR	80	81
Arkea Home Loans SFH SA	1.500%	6/1/33	EUR	5,400	5,457
Arkema SA	1.500%	1/20/25	EUR	300	317
Arkema SA	1.500%	4/20/27	EUR	12,700	13,154
Atos SE	1.750%	5/7/25	EUR	3,000	3,025
Autoroutes du Sud de la France SA	2.875%	1/18/23	EUR	1,800	1,937
Autoroutes du Sud de la France SA	2.950%	1/17/24	EUR	2,800	3,042
Autoroutes du Sud de la France SA	1.125%	4/20/26	EUR	900	933
Autoroutes du Sud de la France SA	1.000%	5/13/26	EUR	5,800	5,982
Autoroutes du Sud de la France SA	1.250%	1/18/27	EUR	300	309
Autoroutes du Sud de la France SA	1.375%	6/27/28	EUR	6,500	6,676
Autoroutes du Sud de la France SA	1.375%	2/21/31	EUR	4,300	4,305
AXA Bank Europe SCF	0.500%	4/18/25	EUR	15,300	15,778
AXA Bank Europe SCF	1.375%	4/18/33	EUR	8,500	8,499
AXA Home Loan SFH SA	0.010%	10/16/29	EUR	5,400	5,032
AXA SA	1.375%	10/7/41	EUR	4,024	3,527
AXA SA	5.125%	7/4/43	EUR	1,228	1,353
AXA SA	3.375%	7/6/47	EUR	18,143	19,312
AXA SA	3.875%	5/20/49	EUR	4,024	4,301
AXA SA	3.250%	5/28/49	EUR	10,204	10,567
AXA SA	6.686%	7/29/49	GBP	987	1,350
AXA SA	3.941%	11/29/49	EUR	1,059	1,135
AXA SA	5.453%	11/29/49	GBP	3,374	4,411
AXA SA	5.625%	1/16/54	GBP	4,812	6,245
Banque Federative du Credit Mutuel SA	0.750%	6/15/23	EUR	13,000	13,752
Banque Federative du Credit Mutuel SA	0.443%	10/12/23	JPY	700,000	5,397
Banque Federative du Credit Mutuel SA	3.000%	11/28/23	EUR	4,500	4,903
Banque Federative du Credit Mutuel SA	2.250%	12/18/23	GBP	1,600	1,988
Banque Federative du Credit Mutuel SA	2.625%	3/18/24	EUR	5,400	5,849
Banque Federative du Credit Mutuel SA	3.000%	5/21/24	EUR	10,329	11,184
Banque Federative du Credit Mutuel SA	0.250%	10/10/24	JPY	900,000	6,903
Banque Federative du Credit Mutuel SA	0.384%	10/11/24	JPY	100,000	769
Banque Federative du Credit Mutuel SA	1.750%	12/19/24	GBP	4,600	5,569
Banque Federative du Credit Mutuel SA	1.250%	1/14/25	EUR	24,500	25,671
Banque Federative du Credit Mutuel SA	0.750%	7/17/25	EUR	2,800	2,862
Banque Federative du Credit Mutuel SA	3.000%	9/11/25	EUR	2,700	2,904
Banque Federative du Credit Mutuel SA	1.625%	1/19/26	EUR	400	418
Banque Federative du Credit Mutuel SA	2.375%	3/24/26	EUR	11,500	11,986
Banque Federative du Credit Mutuel SA	0.010%	5/11/26	EUR	20,400	19,922
Banque Federative du Credit Mutuel SA	0.750%	6/8/26	EUR	9,200	9,267
Banque Federative du Credit Mutuel SA	1.000%	7/16/26	GBP	8,000	9,226
Banque Federative du Credit Mutuel SA	1.500%	10/7/26	GBP	100	117
Banque Federative du Credit Mutuel SA	1.875%	11/4/26	EUR	3,000	3,040
Banque Federative du Credit Mutuel SA	2.625%	3/31/27	EUR	700	732
Banque Federative du Credit Mutuel SA	0.100%	10/8/27	EUR	6,000	5,694
Banque Federative du Credit Mutuel SA	1.625%	11/15/27	EUR	2,500	2,461
Banque Federative du Credit Mutuel SA	0.875%	12/7/27	GBP	1,000	1,107
Banque Federative du Credit Mutuel SA	2.500%	5/25/28	EUR	2,700	2,749
Banque Federative du Credit Mutuel SA	0.250%	6/29/28	EUR	18,000	16,907
Banque Federative du Credit Mutuel SA	0.250%	7/19/28	EUR	8,200	7,480
Banque Federative du Credit Mutuel SA	1.875%	10/26/28	GBP	3,000	3,453
Banque Federative du Credit Mutuel SA	0.625%	11/3/28	EUR	22,800	21,145
Banque Federative du Credit Mutuel SA	1.875%	6/18/29	EUR	5,400	5,176
Banque Federative du Credit Mutuel SA	0.750%	1/17/30	EUR	1,100	1,000
24

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Banque Federative du Credit Mutuel SA	1.250%	6/3/30	EUR	3,200	2,999
Banque Federative du Credit Mutuel SA	0.625%	2/21/31	EUR	9,400	8,213
BNP Paribas Cardif SA	4.032%	11/29/49	EUR	800	867
BNP Paribas Home Loan SFH SA	0.875%	11/14/24	EUR	2,743	2,876
BNP Paribas SA	2.875%	9/26/23	EUR	3,045	3,316
BNP Paribas SA	1.125%	10/10/23	EUR	6,474	6,847
BNP Paribas SA	1.125%	11/22/23	EUR	400	423
BNP Paribas SA	2.375%	5/20/24	EUR	4,664	5,041
BNP Paribas SA	1.000%	6/27/24	EUR	2,743	2,866
BNP Paribas SA	2.375%	2/17/25	EUR	2,743	2,917
BNP Paribas SA	1.250%	3/19/25	EUR	5,487	5,687
BNP Paribas SA	0.500%	7/15/25	EUR	2,100	2,159
BNP Paribas SA	1.500%	11/17/25	EUR	11,249	11,646
BNP Paribas SA	3.375%	1/23/26	GBP	1,481	1,847
BNP Paribas SA	1.125%	6/11/26	EUR	15,303	15,511
BNP Paribas SA	2.875%	10/1/26	EUR	2,634	2,786
BNP Paribas SA	2.125%	1/23/27	EUR	10,900	11,415
BNP Paribas SA	0.375%	10/14/27	EUR	10,000	9,659
BNP Paribas SA	1.875%	12/14/27	GBP	3,200	3,670
BNP Paribas SA	0.500%	2/19/28	EUR	6,800	6,529
BNP Paribas SA	0.500%	5/30/28	EUR	15,000	14,318
BNP Paribas SA	0.500%	9/1/28	EUR	4,700	4,443
BNP Paribas SA	1.125%	4/17/29	EUR	5,400	5,219
BNP Paribas SA	1.375%	5/28/29	EUR	13,000	12,610
BNP Paribas SA	2.538%	7/13/29	CAD	1,609	1,092
BNP Paribas SA	0.500%	1/19/30	EUR	8,200	7,455
BNP Paribas SA	0.875%	7/11/30	EUR	5,000	4,617
BNP Paribas SA	2.375%	11/20/30	EUR	5,400	5,578
BNP Paribas SA	1.625%	7/2/31	EUR	3,000	2,689
BNP Paribas SA	1.250%	7/13/31	GBP	3,300	3,337
BNP Paribas SA	2.000%	9/13/36	GBP	2,000	1,971
Bouygues SA	5.500%	10/6/26	GBP	3,300	4,609
Bouygues SA	1.375%	6/7/27	EUR	2,000	2,075
Bouygues SA	1.125%	7/24/28	EUR	2,700	2,713
BPCE SA	0.375%	10/5/23	EUR	7,700	8,091
BPCE SA	0.875%	1/31/24	EUR	7,800	8,170
BPCE SA	1.000%	7/15/24	EUR	4,600	4,827
BPCE SA	3.000%	7/19/24	EUR	4,600	5,062
BPCE SA	0.625%	9/26/24	EUR	13,400	13,831
BPCE SA	1.000%	4/1/25	EUR	8,200	8,431
BPCE SA	0.625%	4/28/25	EUR	7,200	7,378
BPCE SA	0.250%	1/15/26	EUR	5,800	5,788
BPCE SA	1.375%	12/23/26	GBP	3,800	4,379
BPCE SA	0.010%	1/14/27	EUR	2,500	2,399
BPCE SA	0.500%	2/24/27	EUR	5,000	4,799
BPCE SA	0.500%	9/15/27	EUR	5,400	5,226
BPCE SA	2.750%	11/30/27	EUR	2,800	2,984
BPCE SA	1.625%	1/31/28	EUR	4,000	3,998
BPCE SA	4.500%	4/26/28	AUD	4,900	3,367
BPCE SA	5.250%	4/16/29	GBP	1,600	2,142
BPCE SA	0.625%	1/15/30	EUR	7,600	7,023
BPCE SA	0.250%	1/14/31	EUR	18,800	16,380
BPCE SFH SA	2.375%	11/29/23	EUR	2,700	2,923
BPCE SFH SA	0.375%	2/21/24	EUR	6,900	7,220
BPCE SFH SA	1.750%	6/27/24	EUR	10,900	11,680
25

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	BPCE SFH SA	1.000%	2/24/25	EUR	7,300	7,661
	BPCE SFH SA	0.398%	4/24/25	EUR	10,900	11,206
	BPCE SFH SA	0.750%	9/2/25	EUR	5,400	5,599
	BPCE SFH SA	0.625%	9/22/27	EUR	2,700	2,720
	BPCE SFH SA	0.010%	11/10/27	EUR	35,400	34,409
	BPCE SFH SA	0.875%	4/13/28	EUR	6,500	6,598
	BPCE SFH SA	0.750%	2/23/29	EUR	24,600	24,507
	BPCE SFH SA	1.000%	6/8/29	EUR	2,400	2,428
	BPCE SFH SA	0.125%	12/3/30	EUR	22,000	20,276
	BPCE SFH SA	0.625%	5/29/31	EUR	9,500	9,085
[4]	Caisse Centrale du Credit Immobilier de France SA	0.050%	3/25/25	EUR	5,400	5,573
	Caisse de Refinancement de l'Habitat SA	3.900%	10/20/23	EUR	2,743	3,031
	Caisse de Refinancement de l'Habitat SA	3.600%	3/8/24	EUR	6,365	7,050
	Caisse de Refinancement de l'Habitat SA	2.400%	1/17/25	EUR	614	669
	Caisse de Refinancement de l'Habitat SA	0.010%	2/7/28	EUR	5,400	5,213
	Caisse de Refinancement de l'Habitat SA	0.010%	10/8/29	EUR	11,500	10,739
	Caisse Nationale de Reassurance Mutuelle Agricole Groupama	6.000%	1/23/27	EUR	9,000	10,530
	Caisse Nationale de Reassurance Mutuelle Agricole Groupama	3.375%	9/24/28	EUR	4,500	4,647
	Capgemini SE	2.500%	7/1/23	EUR	4,500	4,837
	Capgemini SE	1.000%	10/18/24	EUR	200	209
	Capgemini SE	1.750%	4/18/28	EUR	8,400	8,722
	Capgemini SE	1.125%	6/23/30	EUR	3,200	3,095
	Capgemini SE	2.375%	4/15/32	EUR	6,100	6,407
	Carmila SA	2.125%	3/7/28	EUR	1,000	976
	Carmila SA	1.625%	4/1/29	EUR	1,000	914
	Carrefour SA	0.875%	6/12/23	EUR	100	106
	Carrefour SA	0.750%	4/26/24	EUR	4,993	5,192
	Carrefour SA	1.250%	6/3/25	EUR	8,836	9,169
	Carrefour SA	1.750%	5/4/26	EUR	600	622
	Carrefour SA	2.625%	12/15/27	EUR	5,400	5,740
	Cie de Financement Foncier SA	0.325%	9/12/23	EUR	7,600	7,992
	Cie de Financement Foncier SA	2.000%	5/7/24	EUR	7,800	8,392
	Cie de Financement Foncier SA	0.500%	9/4/24	EUR	5,400	5,622
	Cie de Financement Foncier SA	0.375%	12/11/24	EUR	1,000	1,035
	Cie de Financement Foncier SA	0.750%	1/21/25	EUR	3,700	3,860
	Cie de Financement Foncier SA	4.000%	10/24/25	EUR	13,883	15,969
	Cie de Financement Foncier SA	1.000%	2/2/26	EUR	50	52
	Cie de Financement Foncier SA	0.750%	5/29/26	EUR	1,100	1,130
	Cie de Financement Foncier SA	0.225%	9/14/26	EUR	3,000	3,003
	Cie de Financement Foncier SA	5.500%	1/26/27	GBP	1,289	1,837
	Cie de Financement Foncier SA	0.375%	4/9/27	EUR	2,700	2,698
	Cie de Financement Foncier SA	0.010%	11/10/27	EUR	5,400	5,235
	Cie de Financement Foncier SA	0.750%	1/11/28	EUR	6,000	6,057
	Cie de Financement Foncier SA	0.500%	3/16/28	EUR	10,300	10,201
	Cie de Financement Foncier SA	0.875%	9/11/28	EUR	10,100	10,191
	Cie de Financement Foncier SA	3.875%	4/25/55	EUR	2,194	3,389
	Cie de Saint-Gobain	1.000%	3/17/25	EUR	600	622
	Cie de Saint-Gobain	2.375%	10/4/27	EUR	2,400	2,593
	Cie de Saint-Gobain	1.875%	9/21/28	EUR	7,900	8,279
	Cie de Saint-Gobain	1.875%	3/15/31	EUR	6,200	6,294
	Cie Financiere et Industrielle des Autoroutes SA	0.375%	2/7/25	EUR	4,100	4,207
26

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Cie Generale des Etablissements Michelin SCA	1.750%	5/28/27	EUR	100	106
Cie Generale des Etablissements Michelin SCA	0.000%	11/2/28	EUR	6,800	6,339
Cie Generale des Etablissements Michelin SCA	2.500%	9/3/38	EUR	2,800	2,907
CNP Assurances	4.500%	6/10/47	EUR	4,100	4,623
CNP Assurances	2.500%	6/30/51	EUR	3,300	3,132
Coentreprise de Transport d'Electricite SA	2.125%	7/29/32	EUR	9,000	9,125
Covivio	1.875%	5/20/26	EUR	200	210
Covivio	2.375%	2/20/28	EUR	100	103
Covivio	1.625%	6/23/30	EUR	2,400	2,297
Covivio Hotels SACA	1.875%	9/24/25	EUR	1,600	1,679
Covivio Hotels SACA	1.000%	7/27/29	EUR	3,000	2,777
Credit Agricole Assurances SA	4.750%	9/27/48	EUR	1,300	1,439
Credit Agricole Assurances SA	4.250%	12/31/49	EUR	1,300	1,391
Credit Agricole Home Loan SFH SA	0.625%	9/11/23	EUR	1,645	1,737
Credit Agricole Home Loan SFH SA	0.375%	9/30/24	EUR	2,800	2,904
Credit Agricole Home Loan SFH SA	0.500%	4/3/25	EUR	2,700	2,789
Credit Agricole Home Loan SFH SA	4.000%	7/16/25	EUR	1,050	1,201
Credit Agricole Home Loan SFH SA	0.500%	2/19/26	EUR	1,000	1,021
Credit Agricole Home Loan SFH SA	0.750%	5/5/27	EUR	19,700	20,048
Credit Agricole Home Loan SFH SA	0.875%	8/11/28	EUR	8,200	8,292
Credit Agricole Home Loan SFH SA	1.000%	1/16/29	EUR	8,200	8,312
Credit Agricole Home Loan SFH SA	0.050%	12/6/29	EUR	5,400	5,041
Credit Agricole Home Loan SFH SA	1.250%	3/24/31	EUR	9,800	9,907
Credit Agricole Home Loan SFH SA	0.010%	11/3/31	EUR	5,400	4,806
Credit Agricole Home Loan SFH SA	1.375%	2/3/32	EUR	2,400	2,433
Credit Agricole Home Loan SFH SA	0.875%	5/6/34	EUR	8,200	7,668
Credit Agricole Home Loan SFH SA	1.500%	9/28/38	EUR	2,700	2,640
Credit Agricole Public Sector SCF SA	1.875%	6/7/23	EUR	5,500	5,898
Credit Agricole Public Sector SCF SA	0.500%	10/10/25	EUR	11,800	12,103
Credit Agricole Public Sector SCF SA	0.250%	10/31/26	EUR	13,472	13,481
Credit Agricole Public Sector SCF SA	0.875%	8/2/27	EUR	453	463
Credit Agricole Public Sector SCF SA	0.010%	9/13/28	EUR	5,400	5,151
Credit Agricole Public Sector SCF SA	0.625%	3/29/29	EUR	7,600	7,488
Credit Agricole SA	3.125%	7/17/23	EUR	400	435
Credit Agricole SA	7.375%	12/18/23	GBP	550	734
Credit Agricole SA	2.375%	5/20/24	EUR	7,600	8,222
Credit Agricole SA	1.000%	9/16/24	EUR	1,100	1,155
Credit Agricole SA	3.125%	2/5/26	EUR	2,200	2,454
Credit Agricole SA	1.000%	4/22/26	EUR	3,200	3,270
Credit Agricole SA	1.875%	12/20/26	EUR	5,500	5,664
Credit Agricole SA	2.625%	3/17/27	EUR	11,029	11,552
Credit Agricole SA	1.375%	5/3/27	EUR	800	820
Credit Agricole SA	0.375%	4/20/28	EUR	3,000	2,768
Credit Agricole SA	1.750%	3/5/29	EUR	6,500	6,439
Credit Agricole SA	2.000%	3/25/29	EUR	2,400	2,344
Credit Agricole SA	1.000%	7/3/29	EUR	14,800	14,332
Credit Agricole SA	0.500%	9/21/29	EUR	14,600	13,420
Credit Agricole SA	1.625%	6/5/30	EUR	11,400	11,610
Credit Agricole SA	0.875%	1/14/32	EUR	3,700	3,269
Credit Mutuel Arkea SA	1.250%	5/31/24	EUR	11,800	12,419
Credit Mutuel Arkea SA	1.375%	1/17/25	EUR	100	105
Credit Mutuel Arkea SA	0.875%	5/7/27	EUR	1,100	1,091
Credit Mutuel Arkea SA	0.375%	10/3/28	EUR	5,500	5,142
27

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Credit Mutuel Arkea SA	3.500%	2/9/29	EUR	10,700	11,454
	Credit Mutuel Arkea SA	1.125%	5/23/29	EUR	1,200	1,160
	Credit Mutuel Arkea SA	1.875%	10/25/29	EUR	100	103
	Credit Mutuel Home Loan SFH SA	2.500%	9/11/23	EUR	1,600	1,732
	Credit Mutuel Home Loan SFH SA	4.125%	1/19/24	EUR	3,200	3,566
	Credit Mutuel Home Loan SFH SA	0.250%	4/30/24	EUR	5,400	5,617
	Credit Mutuel Home Loan SFH SA	1.750%	6/19/24	EUR	5,400	5,786
	Credit Mutuel Home Loan SFH SA	0.625%	2/10/25	EUR	1,100	1,143
	Credit Mutuel Home Loan SFH SA	0.625%	2/2/26	EUR	2,700	2,771
	Credit Mutuel Home Loan SFH SA	0.875%	4/7/26	EUR	518	536
	Credit Mutuel Home Loan SFH SA	0.750%	9/15/27	EUR	32,900	33,318
	Credit Mutuel Home Loan SFH SA	0.010%	7/20/28	EUR	9,900	9,469
	Credit Mutuel Home Loan SFH SA	1.000%	1/30/29	EUR	3,000	3,041
	Danone SA	0.424%	11/3/22	EUR	3,300	3,486
	Danone SA	2.600%	6/28/23	EUR	3,000	3,239
	Danone SA	1.250%	5/30/24	EUR	300	318
	Danone SA	0.709%	11/3/24	EUR	4,000	4,178
	Danone SA	1.125%	1/14/25	EUR	5,400	5,670
	Danone SA	0.571%	3/17/27	EUR	5,400	5,408
	Danone SA	0.395%	6/10/29	EUR	10,000	9,520
	Dassault Systemes SE	0.125%	9/16/26	EUR	2,700	2,674
	Dassault Systemes SE	0.375%	9/16/29	EUR	5,400	5,125
[5]	Dexia Credit Local SA	0.625%	2/3/24	EUR	34,000	35,748
[5]	Dexia Credit Local SA	1.250%	11/26/24	EUR	9,400	9,965
[5]	Dexia Credit Local SA	0.500%	1/17/25	EUR	13,600	14,119
[5]	Dexia Credit Local SA	2.125%	2/12/25	GBP	1,600	2,001
[5]	Dexia Credit Local SA	0.625%	1/17/26	EUR	2,400	2,464
[5]	Dexia Credit Local SA	1.000%	10/18/27	EUR	150	154
[5]	Dexia Credit Local SA	0.000%	1/21/28	EUR	5,700	5,505
	Edenred	1.375%	3/10/25	EUR	400	419
	Electricite de France SA	4.625%	9/11/24	EUR	5,450	6,198
	Electricite de France SA	0.300%	10/14/24	CHF	4,665	4,726
	Electricite de France SA	4.000%	11/12/25	EUR	6,350	7,247
	Electricite de France SA	1.000%	10/13/26	EUR	8,900	9,126
	Electricite de France SA	4.125%	3/25/27	EUR	5,000	5,828
	Electricite de France SA	4.625%	4/26/30	EUR	150	185
	Electricite de France SA	2.000%	10/2/30	EUR	1,100	1,125
	Electricite de France SA	5.875%	7/18/31	GBP	1,701	2,476
	Electricite de France SA	5.625%	2/21/33	EUR	4,832	6,466
	Electricite de France SA	1.000%	11/29/33	EUR	1,000	879
	Electricite de France SA	6.125%	6/2/34	GBP	13,450	20,115
	Electricite de France SA	1.875%	10/13/36	EUR	5,800	5,306
	Electricite de France SA	5.500%	3/27/37	GBP	3,900	5,566
	Electricite de France SA	4.500%	11/12/40	EUR	2,050	2,532
	Electricite de France SA	5.500%	10/17/41	GBP	6,500	9,446
	Electricite de France SA	2.000%	12/9/49	EUR	4,000	3,243
	Electricite de France SA	5.125%	9/22/50	GBP	100	144
	Electricite de France SA	6.000%	1/23/14	GBP	4,100	6,421
	ELO SACA	2.375%	12/12/22	EUR	1,100	1,172
	ELO SACA	2.375%	4/25/25	EUR	4,500	4,630
	Engie Alliance GIE	5.750%	6/24/23	EUR	3,285	3,683
	Engie SA	0.875%	3/27/24	EUR	1,100	1,157
	Engie SA	0.875%	9/19/25	EUR	7,300	7,520
	Engie SA	1.000%	3/13/26	EUR	1,600	1,641
	Engie SA	2.375%	5/19/26	EUR	100	108
28

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Engie SA	0.375%	6/11/27	EUR	8,800	8,548
Engie SA	1.750%	3/27/28	EUR	4,100	4,231
Engie SA	1.375%	6/22/28	EUR	800	805
Engie SA	7.000%	10/30/28	GBP	2,100	3,217
Engie SA	2.125%	3/30/32	EUR	6,600	6,763
Engie SA	1.000%	10/26/36	EUR	3,000	2,485
Engie SA	2.000%	9/28/37	EUR	3,900	3,621
Engie SA	1.375%	6/21/39	EUR	3,000	2,472
Engie SA	1.250%	10/24/41	EUR	4,800	3,764
Engie SA	3.875%	6/2/49	EUR	1,000	1,065
Engie SA	5.000%	10/1/60	GBP	2,750	4,263
Engie SA	1.625%	12/31/99	EUR	5,000	4,926
Engie SA	5.950%	3/16/11	EUR	1,740	2,402
EssilorLuxottica SA	0.000%	5/27/23	EUR	100	105
EssilorLuxottica SA	2.625%	2/10/24	EUR	5,048	5,492
EssilorLuxottica SA	0.125%	5/27/25	EUR	5,400	5,493
EssilorLuxottica SA	0.500%	6/5/28	EUR	10,900	10,728
Eutelsat SA	2.000%	10/2/25	EUR	2,700	2,825
Eutelsat SA	2.250%	7/13/27	EUR	600	618
Eutelsat SA	1.500%	10/13/28	EUR	1,600	1,570
Gecina SA	1.500%	1/20/25	EUR	5,000	5,266
Gecina SA	1.375%	6/30/27	EUR	100	103
Gecina SA	1.375%	1/26/28	EUR	1,800	1,819
Gecina SA	1.000%	1/30/29	EUR	1,200	1,172
Gecina SA	0.875%	6/30/36	EUR	5,700	4,623
GELF Bond Issuer I SA	1.125%	7/18/29	EUR	2,304	2,125
Groupe des Assurances du Credit Mutuel SADIR	1.850%	4/21/42	EUR	2,400	2,121
Holding d'Infrastructures de Transport SASU	2.250%	3/24/25	EUR	2,300	2,435
Holding d'Infrastructures de Transport SASU	1.625%	11/27/27	EUR	4,200	4,117
Holding d'Infrastructures des Metiers de l'Environnement	0.125%	9/16/25	EUR	6,570	6,496
Holding d'Infrastructures des Metiers de l'Environnement	0.625%	9/16/28	EUR	12,645	11,747
HSBC Continental Europe SA	0.250%	5/17/24	EUR	1,600	1,654
HSBC Continental Europe SA	0.100%	9/3/27	EUR	5,500	5,240
HSBC SFH France SA	2.000%	10/16/23	EUR	1,300	1,398
ICADE	1.125%	11/17/25	EUR	6,600	6,725
ICADE	1.625%	2/28/28	EUR	4,000	4,023
ICADE	1.000%	1/19/30	EUR	1,500	1,396
ICADE	0.625%	1/18/31	EUR	4,000	3,460
Icade Sante SAS	0.875%	11/4/29	EUR	5,000	4,694
Imerys SA	2.000%	12/10/24	EUR	400	424
Imerys SA	1.500%	1/15/27	EUR	700	712
Imerys SA	1.000%	7/15/31	EUR	1,600	1,381
Indigo Group SAS	1.625%	4/19/28	EUR	400	391
In'li SA	1.125%	7/2/29	EUR	1,100	1,033
JCDecaux SA	1.000%	6/1/23	EUR	5,400	5,708
JCDecaux SA	2.625%	4/24/28	EUR	2,700	2,788
JCDecaux SA	1.625%	2/7/30	EUR	900	849
Kering SA	1.250%	5/10/26	EUR	5,000	5,199
Klepierre SA	1.875%	2/19/26	EUR	4,100	4,319
Klepierre SA	1.375%	2/16/27	EUR	800	813
Klepierre SA	2.000%	5/12/29	EUR	2,400	2,436
Klepierre SA	0.625%	7/1/30	EUR	5,200	4,649
Klepierre SA	1.250%	9/29/31	EUR	100	93
29

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
La Banque Postale Home Loan SFH SA	2.375%	1/15/24	EUR	2,500	2,706
La Banque Postale Home Loan SFH SA	0.625%	6/23/27	EUR	6,800	6,865
La Banque Postale Home Loan SFH SA	0.875%	2/7/28	EUR	4,900	4,977
La Banque Postale Home Loan SFH SA	1.000%	10/4/28	EUR	2,700	2,742
La Banque Postale Home Loan SFH SA	0.010%	10/22/29	EUR	25,300	23,539
La Banque Postale SA	1.000%	10/16/24	EUR	2,700	2,800
La Banque Postale SA	2.000%	7/13/28	EUR	5,100	5,212
La Banque Postale SA	1.375%	4/24/29	EUR	5,400	5,236
La Mondiale SAM	5.050%	12/29/49	EUR	3,731	4,143
La Poste SA	2.750%	11/26/24	EUR	2,200	2,424
La Poste SA	1.125%	6/4/25	EUR	5,400	5,661
La Poste SA	0.625%	10/21/26	EUR	5,300	5,345
La Poste SA	0.375%	9/17/27	EUR	10,800	10,608
La Poste SA	1.450%	11/30/28	EUR	1,100	1,137
La Poste SA	0.000%	7/18/29	EUR	1,300	1,190
La Poste SA	1.375%	4/21/32	EUR	4,500	4,441
Legrand SA	0.750%	7/6/24	EUR	100	105
Legrand SA	1.000%	3/6/26	EUR	100	103
Legrand SA	1.875%	12/16/27	EUR	100	106
Legrand SA	0.750%	5/20/30	EUR	1,600	1,542
Legrand SA	0.375%	10/6/31	EUR	800	725
Legrand SA	1.875%	7/6/32	EUR	800	816
LVMH Moet Hennessy Louis Vuitton SE	0.750%	5/26/24	EUR	7,139	7,494
LVMH Moet Hennessy Louis Vuitton SE	0.000%	2/11/26	EUR	4,000	3,997
LVMH Moet Hennessy Louis Vuitton SE	1.125%	2/11/27	GBP	4,700	5,524
LVMH Moet Hennessy Louis Vuitton SE	0.125%	2/11/28	EUR	5,400	5,221
LVMH Moet Hennessy Louis Vuitton SE	0.375%	2/11/31	EUR	5,000	4,636
Mercialys SA	2.500%	2/28/29	EUR	1,500	1,462
MMS USA Investments Inc.	0.625%	6/13/25	EUR	11,000	11,218
MMS USA Investments Inc.	1.250%	6/13/28	EUR	100	99
MMS USA Investments Inc.	1.750%	6/13/31	EUR	3,200	3,158
Orange SA	0.750%	9/11/23	EUR	900	953
Orange SA	3.125%	1/9/24	EUR	200	219
Orange SA	1.125%	7/15/24	EUR	5,100	5,399
Orange SA	1.000%	5/12/25	EUR	5,500	5,723
Orange SA	1.000%	9/12/25	EUR	7,400	7,674
Orange SA	5.250%	12/5/25	GBP	776	1,059
Orange SA	0.000%	9/4/26	EUR	2,100	2,060
Orange SA	0.875%	2/3/27	EUR	1,000	1,015
Orange SA	1.250%	7/7/27	EUR	4,300	4,425
Orange SA	1.375%	3/20/28	EUR	19,700	20,191
Orange SA	8.125%	11/20/28	GBP	3,566	5,804
Orange SA	2.000%	1/15/29	EUR	100	106
Orange SA	1.375%	1/16/30	EUR	1,200	1,211
Orange SA	1.875%	9/12/30	EUR	9,500	9,878
Orange SA	3.250%	1/15/32	GBP	9,000	11,202
Orange SA	1.625%	4/7/32	EUR	5,400	5,392
Orange SA	0.500%	9/4/32	EUR	10,500	9,318
Orange SA	8.125%	1/28/33	EUR	388	626
Orange SA	0.625%	12/16/33	EUR	3,300	2,875
Orange SA	5.625%	1/23/34	GBP	1,821	2,746
Orange SA	1.375%	9/4/49	EUR	2,000	1,664
Orange SA	5.000%	10/29/49	EUR	7,671	8,683
Orange SA	5.250%	12/29/49	EUR	5,319	5,869
Orange SA	1.375%	12/31/99	EUR	2,000	1,779
30

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Orange SA	1.750%	12/31/99	EUR	400	373
Orange SA	2.375%	12/31/99	EUR	5,400	5,556
Pernod Ricard SA	0.000%	10/24/23	EUR	100	104
Pernod Ricard SA	1.125%	4/7/25	EUR	400	419
Pernod Ricard SA	1.500%	5/18/26	EUR	1,600	1,679
Pernod Ricard SA	1.750%	4/8/30	EUR	100	103
Pernod Ricard SA	0.875%	10/24/31	EUR	4,300	4,010
PSA Tresorerie GIE	6.000%	9/19/33	EUR	2,167	2,647
Publicis Groupe SA	0.500%	11/3/23	EUR	300	315
RCI Banque SA	1.000%	5/17/23	EUR	3,512	3,696
RCI Banque SA	0.500%	9/15/23	EUR	4,619	4,804
RCI Banque SA	1.375%	3/8/24	EUR	6,035	6,305
RCI Banque SA	1.625%	4/11/25	EUR	9,182	9,411
RCI Banque SA	1.750%	4/10/26	EUR	1,248	1,246
RCI Banque SA	1.625%	5/26/26	EUR	713	706
RTE Reseau de Transport d'Electricite SADIR	1.625%	11/27/25	EUR	7,000	7,398
RTE Reseau de Transport d'Electricite SADIR	0.000%	9/9/27	EUR	8,200	7,858
RTE Reseau de Transport d'Electricite SADIR	2.750%	6/20/29	EUR	600	665
RTE Reseau de Transport d'Electricite SADIR	1.500%	9/27/30	EUR	2,700	2,724
RTE Reseau de Transport d'Electricite SADIR	2.000%	4/18/36	EUR	400	397
RTE Reseau de Transport d'Electricite SADIR	1.875%	10/23/37	EUR	3,200	3,086
RTE Reseau de Transport d'Electricite SADIR	1.125%	7/8/40	EUR	8,000	6,763
Safran SA	0.950%	10/19/28	EUR	900	842
Sanofi	2.500%	11/14/23	EUR	2,700	2,926
Sanofi	1.000%	4/1/25	EUR	8,200	8,624
Sanofi	1.750%	9/10/26	EUR	3,700	3,971
Sanofi	0.500%	1/13/27	EUR	400	405
Sanofi	1.125%	4/5/28	EUR	5,600	5,777
Sanofi	0.875%	3/21/29	EUR	5,400	5,424
Sanofi	1.500%	4/1/30	EUR	8,200	8,481
Sanofi	1.875%	3/21/38	EUR	3,800	3,835
SCOR SE	3.000%	6/8/46	EUR	1,900	2,032
SCOR SE	3.625%	5/27/48	EUR	5,300	5,828
SCOR SE	1.375%	9/17/51	EUR	2,400	2,100
Societe Fonciere Lyonnaise SA	0.500%	4/21/28	EUR	2,000	1,838
Societe Generale SA	0.750%	5/26/23	EUR	2,700	2,864
Societe Generale SA	4.000%	6/7/23	EUR	2,400	2,609
Societe Generale SA	1.250%	2/15/24	EUR	10,100	10,632
Societe Generale SA	1.125%	1/23/25	EUR	6,100	6,346
Societe Generale SA	2.625%	2/27/25	EUR	100	106
Societe Generale SA	0.750%	1/25/27	EUR	9,200	8,905
Societe Generale SA	0.847%	5/26/27	JPY	1,100,000	8,144
Societe Generale SA	1.250%	12/7/27	GBP	4,000	4,375
Societe Generale SA	2.125%	9/27/28	EUR	6,000	6,045
Societe Generale SA	1.750%	3/22/29	EUR	4,800	4,689
Societe Generale SA	0.500%	6/12/29	EUR	10,100	9,226
Societe Generale SA	1.250%	6/12/30	EUR	4,500	4,136
Societe Generale SFH SA	0.250%	9/11/23	EUR	700	735
Societe Generale SFH SA	2.000%	4/29/24	EUR	7,300	7,855
31

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Societe Generale SFH SA	0.500%	1/30/25	EUR	4,900	5,076
Societe Generale SFH SA	0.500%	1/28/26	EUR	6,100	6,236
Societe Generale SFH SA	0.750%	1/19/28	EUR	5,400	5,453
Societe Generale SFH SA	0.125%	2/2/29	EUR	23,500	22,425
Societe Generale SFH SA	0.125%	7/18/29	EUR	15,000	14,199
Societe Generale SFH SA	0.010%	2/11/30	EUR	2,000	1,854
Societe Generale SFH SA	0.010%	2/5/31	EUR	11,100	10,055
Sodexo SA	0.500%	1/17/24	EUR	1,609	1,683
Sodexo SA	0.750%	4/27/25	EUR	2,414	2,483
Sodexo SA	2.500%	6/24/26	EUR	383	415
Sodexo SA	0.750%	4/14/27	EUR	2,414	2,403
Sodexo SA	1.750%	6/26/28	GBP	4,390	5,136
Sogecap SA	4.125%	12/29/49	EUR	100	106
Suez SA	2.750%	10/9/23	EUR	1,600	1,740
Suez SA	5.500%	7/22/24	EUR	2,550	2,945
Suez SA	1.000%	4/3/25	EUR	5,500	5,729
Suez SA	1.750%	9/10/25	EUR	400	425
Suez SA	1.250%	4/2/27	EUR	10,900	11,215
Suez SA	1.500%	4/3/29	EUR	900	923
Suez SA	1.625%	9/17/30	EUR	400	405
Suez SA	5.375%	12/2/30	GBP	700	1,013
TDF Infrastructure SAS	2.500%	4/7/26	EUR	500	519
TDF Infrastructure SAS	1.750%	12/1/29	EUR	2,900	2,687
Terega SA	2.200%	8/5/25	EUR	100	107
Terega SA	0.875%	9/17/30	EUR	2,700	2,385
TotalEnergies Capital Canada Ltd.	2.125%	9/18/29	EUR	7,200	7,603
TotalEnergies Capital International SA	0.625%	10/4/24	EUR	6,400	6,657
TotalEnergies Capital International SA	1.375%	3/19/25	EUR	7,400	7,802
TotalEnergies Capital International SA	1.750%	7/7/25	GBP	5,082	6,205
TotalEnergies Capital International SA	2.875%	11/19/25	EUR	4,200	4,647
TotalEnergies Capital International SA	2.500%	3/25/26	EUR	2,400	2,630
TotalEnergies Capital International SA	1.491%	4/8/27	EUR	5,400	5,645
TotalEnergies Capital International SA	0.696%	5/31/28	EUR	12,200	12,039
TotalEnergies Capital International SA	1.491%	9/4/30	EUR	600	603
TotalEnergies Capital International SA	1.994%	4/8/32	EUR	5,600	5,799
TotalEnergies Capital International SA	1.618%	5/18/40	EUR	5,400	4,822
TotalEnergies SE	2.625%	12/29/49	EUR	13,508	13,777
TotalEnergies SE	2.708%	12/29/49	EUR	7,462	7,866
TotalEnergies SE	3.369%	12/29/49	EUR	3,950	4,045
TotalEnergies SE	1.625%	12/31/99	EUR	6,816	6,266
TotalEnergies SE	1.750%	12/31/99	EUR	4,444	4,553
TotalEnergies SE	2.000%	12/31/99	EUR	3,609	3,111
TotalEnergies SE	2.125%	12/31/99	EUR	7,719	6,413
UMG Groupe VYV	1.625%	7/2/29	EUR	2,100	2,073
Unibail-Rodamco-Westfield SE	2.500%	2/26/24	EUR	1,037	1,113
Unibail-Rodamco-Westfield SE	1.000%	3/14/25	EUR	5,487	5,636
Unibail-Rodamco-Westfield SE	1.125%	9/15/25	EUR	6,100	6,195
Unibail-Rodamco-Westfield SE	1.375%	3/9/26	EUR	371	378
Unibail-Rodamco-Westfield SE	2.500%	6/4/26	EUR	400	426
Unibail-Rodamco-Westfield SE	1.000%	2/27/27	EUR	1,900	1,883
Unibail-Rodamco-Westfield SE	0.625%	5/4/27	EUR	10,900	10,501
Unibail-Rodamco-Westfield SE	1.500%	5/29/29	EUR	200	195
Unibail-Rodamco-Westfield SE	1.375%	4/15/30	EUR	4,115	3,884
Unibail-Rodamco-Westfield SE	1.875%	1/15/31	EUR	11,200	10,690
Unibail-Rodamco-Westfield SE	1.375%	12/4/31	EUR	4,400	3,935
32

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Unibail-Rodamco-Westfield SE	0.875%	3/29/32	EUR	6,800	5,775
Unibail-Rodamco-Westfield SE	2.000%	6/29/32	EUR	1,500	1,417
Unibail-Rodamco-Westfield SE	1.375%	5/25/33	EUR	2,400	2,075
Unibail-Rodamco-Westfield SE	2.000%	4/28/36	EUR	713	634
Unibail-Rodamco-Westfield SE	2.250%	5/14/38	EUR	600	518
Unibail-Rodamco-Westfield SE	1.750%	7/1/49	EUR	3,900	2,755
Unibail-Rodamco-Westfield SE	2.125%	12/31/99	EUR	2,800	2,860
Unibail-Rodamco-Westfield SE	2.875%	12/31/99	EUR	800	791
Veolia Environnement SA	0.892%	1/14/24	EUR	2,100	2,217
Veolia Environnement SA	4.625%	3/30/27	EUR	3,000	3,584
Veolia Environnement SA	1.590%	1/10/28	EUR	3,200	3,320
Veolia Environnement SA	0.927%	1/4/29	EUR	2,700	2,664
Veolia Environnement SA	0.800%	1/15/32	EUR	8,400	7,636
Veolia Environnement SA	6.125%	11/25/33	EUR	2,403	3,431
Vinci SA	1.000%	9/26/25	EUR	2,700	2,800
Vinci SA	2.250%	3/15/27	GBP	600	738
Vinci SA	1.625%	1/18/29	EUR	5,900	6,112
Vinci SA	1.750%	9/26/30	EUR	3,700	3,830
Vinci SA	0.500%	1/9/32	EUR	8,000	7,264
Vinci SA	2.750%	9/15/34	GBP	600	712
Vivendi SE	1.125%	12/11/28	EUR	3,000	2,976
Wendel SE	1.000%	6/1/31	EUR	3,000	2,706
Westfield America Management Ltd.	2.625%	3/30/29	GBP	1,500	1,691
					2,653,218
Germany (2.4%)
Aareal Bank AG	0.125%	2/1/24	EUR	2,743	2,858
Aareal Bank AG	0.375%	7/15/25	EUR	1,207	1,237
Aareal Bank AG	0.010%	9/15/28	EUR	7,600	7,266
Allianz Finance II BV	0.875%	1/15/26	EUR	1,100	1,142
Allianz Finance II BV	3.000%	3/13/28	EUR	1,500	1,703
Allianz Finance II BV	0.500%	1/14/31	EUR	6,800	6,245
Allianz SE	2.241%	7/7/45	EUR	3,700	3,885
Allianz SE	4.750%	12/31/49	EUR	2,900	3,143
Allianz SE	2.121%	7/8/50	EUR	2,100	2,036
Allianz SE	3.375%	12/31/99	EUR	4,600	4,909
alstria office REIT AG	1.500%	11/15/27	EUR	4,600	4,265
Amprion GmbH	0.625%	9/23/33	EUR	8,400	6,990
Aroundtown SA	1.000%	1/7/25	EUR	400	408
Aroundtown SA	0.625%	7/9/25	EUR	1,100	1,085
Aroundtown SA	4.625%	9/18/25	CAD	635	489
Aroundtown SA	1.500%	5/28/26	EUR	5,300	5,297
Aroundtown SA	0.000%	7/16/26	EUR	7,200	6,703
Aroundtown SA	0.375%	4/15/27	EUR	5,200	4,803
Aroundtown SA	1.625%	1/31/28	EUR	2,300	2,206
Aroundtown SA	1.450%	7/9/28	EUR	7,400	6,880
Aroundtown SA	3.000%	10/16/29	GBP	4,883	5,662
Aroundtown SA	3.625%	4/10/31	GBP	1,200	1,414
Aroundtown SA	1.625%	12/31/99	EUR	2,000	1,782
Aroundtown SA	2.125%	12/31/99	EUR	2,100	2,108
Aroundtown SA	3.375%	12/31/99	EUR	1,600	1,615
BASF SE	0.101%	6/5/23	EUR	2,400	2,520
BASF SE	0.875%	10/6/23	GBP	402	495
BASF SE	1.750%	3/11/25	GBP	518	631
BASF SE	0.875%	11/15/27	EUR	80	81
BASF SE	1.500%	5/22/30	EUR	4,390	4,429
33

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
BASF SE	0.875%	10/6/31	EUR	388	365
BASF SE	1.450%	12/13/32	EUR	9,000	8,642
BASF SE	1.625%	11/15/37	EUR	2,414	2,155
Bayer AG	0.050%	1/12/25	EUR	6,800	6,881
Bayer AG	0.750%	1/6/27	EUR	7,000	6,943
Bayer AG	0.625%	7/12/31	EUR	4,700	4,149
Bayer AG	1.375%	7/6/32	EUR	5,400	4,951
Bayer AG	1.000%	1/12/36	EUR	4,700	3,813
Bayer Capital Corp. BV	0.625%	12/15/22	EUR	8,200	8,669
Bayer Capital Corp. BV	1.500%	6/26/26	EUR	400	415
Bayer Capital Corp. BV	2.125%	12/15/29	EUR	5,500	5,610
Bayerische Landesbank	2.000%	7/11/22	EUR	453	480
Bayerische Landesbank	0.350%	12/1/22	EUR	2,743	2,902
Bayerische Landesbank	0.500%	3/19/25	EUR	5,487	5,673
Bayerische Landesbank	0.625%	7/19/27	EUR	1,096	1,107
Bayerische Landesbank	0.200%	5/20/30	EUR	2,580	2,428
Bayerische Landesbodenkreditanstalt	1.750%	4/24/24	EUR	1,645	1,767
Berlin Hyp AG	0.125%	10/23/23	EUR	13,993	14,650
Berlin Hyp AG	0.125%	1/5/24	EUR	2,743	2,862
Berlin Hyp AG	0.375%	5/3/24	EUR	4,285	4,468
Berlin Hyp AG	1.250%	1/22/25	EUR	300	314
Berlin Hyp AG	0.625%	10/22/25	EUR	402	414
Berlin Hyp AG	0.010%	8/24/26	EUR	20,120	20,009
Berlin Hyp AG	1.125%	10/25/27	EUR	100	99
Berlin Hyp AG	0.010%	1/24/28	EUR	6,798	6,579
Berlin Hyp AG	0.010%	7/7/28	EUR	26,795	25,731
Berlin Hyp AG	0.125%	1/18/30	EUR	17,000	15,974
Berlin Hyp AG	0.250%	5/19/33	EUR	7,146	6,321
Bertelsmann SE & Co. KGaA	1.750%	10/14/24	EUR	3,200	3,424
Bertelsmann SE & Co. KGaA	2.000%	4/1/28	EUR	4,300	4,525
BMW Canada Inc.	0.990%	1/14/25	CAD	1,609	1,164
BMW Finance NV	2.375%	1/24/23	EUR	321	345
BMW Finance NV	0.375%	7/10/23	EUR	5,761	6,073
BMW Finance NV	0.625%	10/6/23	EUR	6,145	6,476
BMW Finance NV	0.750%	4/15/24	EUR	494	519
BMW Finance NV	1.000%	11/14/24	EUR	6,463	6,782
BMW Finance NV	0.875%	4/3/25	EUR	5,048	5,250
BMW Finance NV	1.000%	8/29/25	EUR	4,379	4,564
BMW Finance NV	0.000%	1/11/26	EUR	6,816	6,804
BMW Finance NV	0.375%	1/14/27	EUR	8,231	8,205
BMW Finance NV	1.500%	2/6/29	EUR	8,687	8,907
BMW Finance NV	0.200%	1/11/33	EUR	4,771	4,005
BMW International Investment BV	1.875%	9/11/23	GBP	241	301
Brenntag Finance BV	1.125%	9/27/25	EUR	1,975	2,040
Commerzbank AG	0.500%	9/13/23	EUR	548	574
Commerzbank AG	0.050%	7/11/24	EUR	9,182	9,485
Commerzbank AG	0.625%	8/28/24	EUR	5,487	5,678
Commerzbank AG	0.625%	3/13/25	EUR	5,048	5,235
Commerzbank AG	0.625%	5/28/25	EUR	4,939	5,109
Commerzbank AG	0.875%	9/8/25	EUR	5,542	5,763
Commerzbank AG	1.000%	3/4/26	EUR	12,310	12,507
Commerzbank AG	0.500%	6/9/26	EUR	8,231	8,371
Commerzbank AG	0.500%	12/4/26	EUR	8,231	8,110
Commerzbank AG	0.125%	12/15/26	EUR	6,474	6,428
Commerzbank AG	0.625%	8/24/27	EUR	603	608
34

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Commerzbank AG	0.010%	3/11/30	EUR	4,939	4,575
Commerzbank AG	1.250%	1/9/34	EUR	3,841	3,778
Covestro AG	1.750%	9/25/24	EUR	5,487	5,839
Covestro AG	0.875%	2/3/26	EUR	1,286	1,318
Daimler AG	0.000%	2/8/24	EUR	518	536
Daimler AG	0.375%	11/8/26	EUR	8,231	8,203
Daimler AG	1.000%	11/15/27	EUR	5,633	5,712
Daimler AG	0.750%	2/8/30	EUR	4,939	4,719
Daimler AG	0.750%	9/10/30	EUR	2,743	2,607
Daimler AG	2.000%	2/27/31	EUR	7,731	8,037
Daimler AG	1.125%	11/6/31	EUR	5,487	5,212
Daimler AG	1.125%	8/8/34	EUR	4,939	4,483
Daimler AG	2.125%	7/3/37	EUR	3,408	3,361
Daimler Canada Finance Inc.	2.540%	8/21/23	CAD	1,605	1,233
Daimler Canada Finance Inc.	2.970%	3/13/24	CAD	1,970	1,512
Daimler Canada Finance Inc.	1.650%	9/22/25	CAD	1,480	1,064
Daimler International Finance BV	0.625%	2/27/23	EUR	4,275	4,531
Daimler International Finance BV	2.000%	9/4/23	GBP	400	499
Daimler International Finance BV	0.875%	4/9/24	EUR	1,618	1,698
Daimler International Finance BV	2.625%	4/7/25	EUR	16,623	18,102
Daimler International Finance BV	1.000%	11/11/25	EUR	11,523	11,943
Daimler International Finance BV	1.375%	6/26/26	EUR	9,548	9,981
Daimler International Finance BV	2.000%	8/22/26	EUR	9,561	10,232
Daimler International Finance BV	0.625%	5/6/27	EUR	8,231	8,221
Daimler Trucks Finance Canada Inc.	1.850%	12/15/23	CAD	1,609	1,214
Daimler Trucks Finance Canada Inc.	2.140%	12/13/24	CAD	1,609	1,194
Daimler Trucks Finance Canada Inc.	2.460%	12/15/26	CAD	1,609	1,151
DekaBank Deutsche Girozentrale	0.300%	11/20/26	EUR	2,800	2,800
Deutsche Apotheker-und Aerztebank eG	0.750%	10/5/27	EUR	400	406
Deutsche Bahn Finance GmbH	2.500%	9/12/23	EUR	10,151	10,993
Deutsche Bahn Finance GmbH	3.000%	3/8/24	EUR	2,194	2,417
Deutsche Bahn Finance GmbH	1.500%	8/26/24	CHF	1,750	1,836
Deutsche Bahn Finance GmbH	3.500%	9/27/24	AUD	2,430	1,717
Deutsche Bahn Finance GmbH	1.375%	7/7/25	GBP	7,787	9,490
Deutsche Bahn Finance GmbH	1.250%	10/23/25	EUR	1,372	1,441
Deutsche Bahn Finance GmbH	1.875%	2/13/26	GBP	2,378	2,930
Deutsche Bahn Finance GmbH	3.125%	7/24/26	GBP	402	518
Deutsche Bahn Finance GmbH	0.500%	4/9/27	EUR	3,084	3,120
Deutsche Bahn Finance GmbH	1.125%	12/18/28	EUR	408	418
Deutsche Bahn Finance GmbH	2.750%	3/19/29	EUR	1,921	2,176
Deutsche Bahn Finance GmbH	0.375%	6/23/29	EUR	1,563	1,511
Deutsche Bahn Finance GmbH	1.625%	11/6/30	EUR	80	83
Deutsche Bahn Finance GmbH	1.375%	3/28/31	EUR	1,645	1,668
Deutsche Bahn Finance GmbH	0.875%	7/11/31	EUR	1,481	1,441
Deutsche Bahn Finance GmbH	0.200%	5/20/33	CHF	4,825	4,247
Deutsche Bahn Finance GmbH	1.625%	8/16/33	EUR	5,377	5,464
Deutsche Bahn Finance GmbH	0.750%	7/16/35	EUR	4,991	4,427
Deutsche Bahn Finance GmbH	0.625%	4/15/36	EUR	2,897	2,480
Deutsche Bahn Finance GmbH	1.375%	4/16/40	EUR	5,550	5,012
Deutsche Bahn Finance GmbH	0.625%	12/8/50	EUR	11,760	8,017
Deutsche Bahn Finance GmbH	1.125%	5/29/51	EUR	3,219	2,542
Deutsche Bahn Finance GmbH	0.950%	12/31/99	EUR	4,200	4,115
Deutsche Bank AG	1.125%	8/30/23	EUR	13,899	14,730
Deutsche Bank AG	0.625%	12/19/23	CHF	6,305	6,435
Deutsche Bank AG	3.875%	2/12/24	GBP	100	126
35

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Deutsche Bank AG	0.250%	3/8/24	EUR	5,103	5,319
Deutsche Bank AG	2.625%	12/16/24	GBP	5,400	6,600
Deutsche Bank AG	2.625%	2/12/26	EUR	5,200	5,464
Deutsche Bank AG	0.000%	10/15/26	EUR	2,841	2,630
Deutsche Bank AG	1.625%	1/20/27	EUR	5,400	5,357
Deutsche Bank AG	0.750%	2/17/27	EUR	5,600	5,431
Deutsche Bank AG	1.750%	1/17/28	EUR	6,800	6,643
Deutsche Bank AG	0.250%	8/31/28	EUR	2,743	2,661
Deutsche Bank AG	1.750%	11/19/30	EUR	12,900	11,995
Deutsche Bank AG	1.375%	2/17/32	EUR	4,000	3,510
Deutsche Boerse AG	1.625%	10/8/25	EUR	2,248	2,413
Deutsche Boerse AG	0.000%	2/22/26	EUR	10,000	10,015
Deutsche Boerse AG	1.125%	3/26/28	EUR	5,487	5,673
Deutsche Hypothekenbank AG	0.125%	11/23/23	EUR	100	105
Deutsche Hypothekenbank AG	0.250%	5/17/24	EUR	8,100	8,417
Deutsche Hypothekenbank AG	0.500%	6/29/26	EUR	80	81
Deutsche Hypothekenbank AG	0.750%	3/5/29	EUR	25,000	24,898
Deutsche Kreditbank AG	1.625%	6/18/24	EUR	1,000	1,069
Deutsche Kreditbank AG	0.500%	3/19/27	EUR	800	806
Deutsche Pfandbriefbank AG	0.010%	10/16/25	EUR	10,900	10,998
Deutsche Pfandbriefbank AG	0.010%	8/25/26	EUR	27,400	27,222
Deutsche Pfandbriefbank AG	0.625%	8/30/27	EUR	22,400	22,562
Deutsche Pfandbriefbank AG	2.375%	5/29/28	EUR	3,347	3,695
Deutsche Pfandbriefbank AG	1.250%	4/20/35	EUR	5,487	5,307
Deutsche Post AG	2.750%	10/9/23	EUR	1,096	1,192
Deutsche Post AG	2.875%	12/11/24	EUR	1,096	1,221
Deutsche Post AG	0.375%	5/20/26	EUR	1,818	1,842
Deutsche Post AG	1.625%	12/5/28	EUR	11,207	11,682
Deutsche Post AG	0.750%	5/20/29	EUR	3,408	3,368
Deutsche Telekom AG	0.500%	7/5/27	EUR	20,416	20,274
Deutsche Telekom AG	1.375%	7/5/34	EUR	1,645	1,569
Deutsche Telekom AG	2.250%	3/29/39	EUR	2,331	2,353
Deutsche Telekom AG	1.750%	12/9/49	EUR	2,743	2,364
Deutsche Telekom International Finance BV	2.750%	10/24/24	EUR	2,412	2,652
Deutsche Telekom International Finance BV	4.875%	4/22/25	EUR	5,076	5,888
Deutsche Telekom International Finance BV	2.500%	10/10/25	GBP	6,231	7,785
Deutsche Telekom International Finance BV	1.375%	12/1/25	EUR	12,107	12,732
Deutsche Telekom International Finance BV	1.125%	5/22/26	EUR	1,690	1,756
Deutsche Telekom International Finance BV	1.375%	1/30/27	EUR	160	167
Deutsche Telekom International Finance BV	3.250%	1/17/28	EUR	80	91
Deutsche Telekom International Finance BV	1.500%	4/3/28	EUR	5,872	6,082
Deutsche Telekom International Finance BV	8.875%	11/27/28	GBP	494	830
Deutsche Telekom International Finance BV	2.250%	4/13/29	GBP	2,000	2,369
Deutsche Telekom International Finance BV	2.000%	12/1/29	EUR	4,774	5,059
Deutsche Telekom International Finance BV	7.500%	1/24/33	EUR	2,908	4,519
Deutsche Wohnen SE	1.000%	4/30/25	EUR	5,400	5,545
Deutsche Wohnen SE	1.300%	4/7/41	EUR	1,000	713
DZ HYP AG	0.125%	9/30/22	EUR	7,133	7,537
DZ HYP AG	0.625%	6/5/24	EUR	80	84
DZ HYP AG	0.375%	6/6/25	EUR	1,100	1,130
DZ HYP AG	0.500%	11/13/25	EUR	8,779	9,004
DZ HYP AG	0.750%	2/2/26	EUR	5,400	5,575
DZ HYP AG	0.375%	3/31/26	EUR	3,402	3,456
DZ HYP AG	0.100%	8/31/26	EUR	600	599
DZ HYP AG	0.500%	9/30/26	EUR	5,487	5,566
36

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
DZ HYP AG	0.500%	4/1/27	EUR	2,700	2,721
DZ HYP AG	0.750%	6/30/27	EUR	658	669
DZ HYP AG	0.625%	8/30/27	EUR	5,400	5,452
DZ HYP AG	0.875%	3/22/28	EUR	9,900	10,075
DZ HYP AG	0.875%	1/30/29	EUR	5,487	5,529
DZ HYP AG	0.010%	4/20/29	EUR	40,241	38,054
DZ HYP AG	0.050%	6/29/29	EUR	5,487	5,184
DZ HYP AG	0.875%	1/18/30	EUR	6,600	6,579
DZ HYP AG	0.010%	3/29/30	EUR	13,634	12,639
DZ HYP AG	0.875%	4/17/34	EUR	5,487	5,152
E.ON International Finance BV	5.625%	12/6/23	GBP	767	1,008
E.ON International Finance BV	1.000%	4/13/25	EUR	2,743	2,858
E.ON International Finance BV	1.625%	5/30/26	EUR	7,023	7,417
E.ON International Finance BV	1.500%	7/31/29	EUR	27,810	28,290
E.ON International Finance BV	6.250%	6/3/30	GBP	11,743	17,737
E.ON International Finance BV	6.375%	6/7/32	GBP	3,456	5,371
E.ON International Finance BV	4.750%	1/31/34	GBP	2,800	3,864
E.ON International Finance BV	5.875%	10/30/37	GBP	6,250	9,623
E.ON International Finance BV	6.750%	1/27/39	GBP	650	1,089
E.ON International Finance BV	6.125%	7/6/39	GBP	1,600	2,549
E.ON SE	0.875%	5/22/24	EUR	402	423
E.ON SE	0.250%	10/24/26	EUR	8,231	8,133
E.ON SE	0.375%	9/29/27	EUR	2,743	2,683
E.ON SE	0.750%	2/20/28	EUR	1,391	1,377
E.ON SE	1.625%	5/22/29	EUR	7,835	8,067
E.ON SE	0.350%	2/28/30	EUR	4,992	4,629
E.ON SE	0.625%	11/7/31	EUR	9,493	8,610
E.ON SE	0.600%	10/1/32	EUR	1,840	1,640
EnBW Energie Baden-Wuerttemberg AG	1.625%	8/5/79	EUR	1,600	1,451
EnBW Energie Baden-Wuerttemberg AG	1.125%	11/5/79	EUR	1,600	1,574
EnBW Energie Baden-Wuerttemberg AG	1.875%	6/29/80	EUR	6,100	5,842
EnBW International Finance BV	0.625%	4/17/25	EUR	12,218	12,472
EnBW International Finance BV	2.500%	6/4/26	EUR	1,096	1,183
EnBW International Finance BV	0.250%	10/19/30	EUR	6,017	5,253
EnBW International Finance BV	6.125%	7/7/39	EUR	2,351	3,402
Eurogrid GmbH	1.625%	11/3/23	EUR	4,100	4,372
Eurogrid GmbH	1.875%	6/10/25	EUR	10,800	11,477
Eurogrid GmbH	1.500%	4/18/28	EUR	3,200	3,283
Evonik Industries AG	0.625%	9/18/25	EUR	3,900	3,959
EWE AG	0.375%	10/22/32	EUR	29,013	24,777
Fresenius Finance Ireland plc	1.500%	1/30/24	EUR	5,727	6,068
Fresenius Finance Ireland plc	0.500%	10/1/28	EUR	6,816	6,413
Fresenius Finance Ireland plc	3.000%	1/30/32	EUR	862	912
Fresenius Medical Care AG & Co. KGaA	0.250%	11/29/23	EUR	3,950	4,123
Fresenius Medical Care AG & Co. KGaA	1.500%	7/11/25	EUR	321	337
Fresenius Medical Care AG & Co. KGaA	1.500%	5/29/30	EUR	5,487	5,351
Fresenius SE & Co. KGaA	4.000%	2/1/24	EUR	4,939	5,458
Fresenius SE & Co. KGaA	1.625%	10/8/27	EUR	5,487	5,651
Fresenius SE & Co. KGaA	0.750%	1/15/28	EUR	6,310	6,192
Fresenius SE & Co. KGaA	2.875%	2/15/29	EUR	6,584	7,108
Grand City Properties SA	1.375%	8/3/26	EUR	6,400	6,326
Grand City Properties SA	1.500%	2/22/27	EUR	1,100	1,079
Grand City Properties SA	0.125%	1/11/28	EUR	4,000	3,519
Grand City Properties SA	1.500%	12/31/99	EUR	1,600	1,442
Grand City Properties SA	2.500%	12/31/99	EUR	600	612
37

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Hamburg Commercial Bank AG	0.375%	7/12/23	EUR	8,700	9,168
Hamburg Commercial Bank AG	0.500%	9/22/26	EUR	10,400	10,287
Hamburg Commercial Bank AG	0.010%	1/19/27	EUR	2,500	2,464
Hannover Finance Luxembourg SA	5.000%	6/30/43	EUR	3,200	3,523
Hannover Rueck SE	3.375%	6/29/49	EUR	100	107
HeidelbergCement AG	2.250%	6/3/24	EUR	5,871	6,290
HeidelbergCement AG	1.500%	2/7/25	EUR	7,682	8,079
HeidelbergCement Finance Luxembourg SA	1.625%	4/7/26	EUR	4,225	4,398
HeidelbergCement Finance Luxembourg SA	1.500%	6/14/27	EUR	321	328
HeidelbergCement Finance Luxembourg SA	1.125%	12/1/27	EUR	7,097	7,067
HeidelbergCement Finance Luxembourg SA	1.750%	4/24/28	EUR	7,755	7,893
Hella GmbH & Co. KGaA	1.000%	5/17/24	EUR	518	537
HOCHTIEF AG	0.625%	4/26/29	EUR	1,609	1,424
HOWOGE Wohnungs-baugesellschaft mbH	0.625%	11/1/28	EUR	4,400	4,162
HOWOGE Wohnungs-baugesellschaft mbH	1.125%	11/1/33	EUR	2,300	2,037
Infineon Technologies AG	1.625%	6/24/29	EUR	2,300	2,327
Infineon Technologies AG	2.000%	6/24/32	EUR	2,400	2,416
ING-DiBa AG	0.250%	10/9/23	EUR	2,700	2,834
ING-DiBa AG	0.250%	11/16/26	EUR	2,700	2,702
ING-DiBa AG	0.125%	5/23/27	EUR	2,700	2,664
ING-DiBa AG	1.250%	10/9/33	EUR	5,600	5,518
ING-DiBa AG	1.000%	5/23/39	EUR	10,400	9,348
Landesbank Baden-Wuerttemberg	0.200%	1/10/24	EUR	1,096	1,145
Landesbank Baden-Wuerttemberg	0.375%	5/24/24	EUR	1,000	1,032
Landesbank Baden-Wuerttemberg	0.250%	1/10/25	EUR	5,400	5,565
Landesbank Baden-Wuerttemberg	1.500%	2/3/25	GBP	5,100	6,102
Landesbank Baden-Wuerttemberg	0.375%	2/27/25	EUR	5,487	5,662
Landesbank Baden-Wuerttemberg	0.375%	2/18/27	EUR	19,100	18,555
Landesbank Baden-Wuerttemberg	0.010%	7/16/27	EUR	23,867	23,356
Landesbank Baden-Wuerttemberg	0.010%	9/18/28	EUR	4,505	4,310
Landesbank Baden-Wuerttemberg	0.375%	5/7/29	EUR	1,600	1,454
Landesbank Hessen-Thueringen Girozentrale	1.875%	6/26/23	EUR	500	537
Landesbank Hessen-Thueringen Girozentrale	0.375%	2/8/24	EUR	5,400	5,650
Landesbank Hessen-Thueringen Girozentrale	0.125%	11/19/24	EUR	1,100	1,125
Landesbank Hessen-Thueringen Girozentrale	0.375%	5/12/25	EUR	4,900	4,989
Landesbank Hessen-Thueringen Girozentrale	0.500%	9/25/25	EUR	400	411
LANXESS AG	1.125%	5/16/25	EUR	5,212	5,405
LANXESS AG	0.625%	12/1/29	EUR	2,400	2,129
LEG Immobilien SE	1.250%	1/23/24	EUR	500	524
LEG Immobilien SE	0.875%	11/28/27	EUR	2,600	2,505
LEG Immobilien SE	1.000%	11/19/32	EUR	3,600	3,032
LEG Immobilien SE	0.875%	3/30/33	EUR	4,000	3,322
LEG Immobilien SE	1.500%	1/17/34	EUR	1,700	1,478
Merck Financial Services GmbH	0.005%	12/15/23	EUR	10,900	11,378
Merck Financial Services GmbH	0.875%	7/5/31	EUR	400	382
Merck KGaA	3.375%	12/12/74	EUR	241	259
Merck KGaA	1.625%	9/9/80	EUR	6,000	5,910
Muenchener Hypothekenbank eG	0.500%	4/22/26	EUR	402	410
Muenchener Hypothekenbank eG	0.625%	10/23/26	EUR	658	671
Muenchener Hypothekenbank eG	0.625%	5/7/27	EUR	7,133	7,229
Muenchener Hypothekenbank eG	0.625%	11/10/27	EUR	8,231	8,294
38

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Muenchener Hypothekenbank eG	2.500%	7/4/28	EUR	6,996	7,796
Muenchener Hypothekenbank eG	1.000%	4/18/39	EUR	5,103	4,636
Muenchener Hypothekenbank eG	0.010%	11/2/40	EUR	6,816	5,011
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.250%	5/26/41	EUR	5,000	4,418
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.250%	5/26/49	EUR	2,300	2,400
Norddeutsche Landesbank-Girozentrale	0.375%	10/9/24	EUR	603	625
Norddeutsche Landesbank-Girozentrale	0.010%	9/23/26	EUR	27,900	27,805
Norddeutsche Landesbank-Girozentrale	0.250%	10/28/26	EUR	5,487	5,491
O2 Telefonica Deutschland Finanzierungs GmbH	1.750%	7/5/25	EUR	3,600	3,800
Roadster Finance DAC	2.375%	12/8/32	EUR	300	296
Robert Bosch GmbH	1.750%	7/8/24	EUR	100	107
Robert Bosch Investment Nederland BV	2.625%	5/24/28	EUR	600	670
RWE AG	0.500%	11/26/28	EUR	5,000	4,740
RWE AG	0.625%	6/11/31	EUR	4,829	4,345
RWE AG	1.000%	11/26/33	EUR	4,000	3,482
Santander Consumer Bank AG	0.250%	10/15/24	EUR	8,300	8,500
SAP SE	0.750%	12/10/24	EUR	700	733
SAP SE	1.250%	3/10/28	EUR	3,100	3,200
SAP SE	0.375%	5/18/29	EUR	5,200	4,984
SAP SE	1.625%	3/10/31	EUR	12,400	12,750
Siemens Financieringsmaatschappij NV	0.375%	9/6/23	EUR	5,633	5,934
Siemens Financieringsmaatschappij NV	0.250%	6/5/24	EUR	4,900	5,094
Siemens Financieringsmaatschappij NV	0.000%	9/5/24	EUR	7,654	7,894
Siemens Financieringsmaatschappij NV	2.750%	9/10/25	GBP	600	758
Siemens Financieringsmaatschappij NV	2.875%	3/10/28	EUR	2,902	3,273
Siemens Financieringsmaatschappij NV	0.125%	9/5/29	EUR	5,487	5,160
Siemens Financieringsmaatschappij NV	1.375%	9/6/30	EUR	241	245
Siemens Financieringsmaatschappij NV	1.250%	2/28/31	EUR	8,697	8,724
Siemens Financieringsmaatschappij NV	0.500%	2/20/32	EUR	7,700	7,097
Siemens Financieringsmaatschappij NV	0.500%	9/5/34	EUR	3,841	3,370
Siemens Financieringsmaatschappij NV	1.250%	2/25/35	EUR	2,600	2,476
Siemens Financieringsmaatschappij NV	1.750%	2/28/39	EUR	6,547	6,366
Siemens Financieringsmaatschappij NV	3.750%	9/10/42	GBP	1,600	2,196
Sirius Real Estate Ltd.	1.125%	6/22/26	EUR	1,000	959
Talanx AG	2.500%	7/23/26	EUR	1,100	1,207
Talanx AG	2.250%	12/5/47	EUR	5,500	5,517
Traton Finance Luxembourg SA	0.125%	3/24/25	EUR	6,800	6,809
Traton Finance Luxembourg SA	1.250%	3/24/33	EUR	4,700	3,915
UniCredit Bank AG	0.125%	10/26/23	EUR	1,096	1,147
UniCredit Bank AG	1.875%	4/9/24	EUR	2,799	3,005
UniCredit Bank AG	0.625%	2/12/25	EUR	80	83
UniCredit Bank AG	0.625%	11/20/25	EUR	10,276	10,589
UniCredit Bank AG	0.500%	5/4/26	EUR	402	410
UniCredit Bank AG	0.500%	2/23/27	EUR	24,600	24,787
UniCredit Bank AG	0.010%	9/15/28	EUR	36,255	34,630
UniCredit Bank AG	0.875%	1/11/29	EUR	6,969	7,028
UniCredit Bank AG	0.010%	6/24/30	EUR	4,024	3,711
UniCredit Bank AG	0.250%	1/15/32	EUR	10,700	9,761
UniCredit Bank AG	0.850%	5/22/34	EUR	8,286	7,769
Vantage Towers AG	0.375%	3/31/27	EUR	2,500	2,398
Vantage Towers AG	0.750%	3/31/30	EUR	2,800	2,527
Vier Gas Transport GmbH	3.125%	7/10/23	EUR	4,444	4,814
Vier Gas Transport GmbH	2.875%	6/12/25	EUR	6,310	6,937
39

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Vier Gas Transport GmbH	0.125%	9/10/29	EUR	3,200	2,840
Volkswagen Bank GmbH	0.750%	6/15/23	EUR	6,255	6,591
Volkswagen Bank GmbH	1.250%	6/10/24	EUR	22,400	23,489
Volkswagen Bank GmbH	1.250%	12/15/25	EUR	713	726
Volkswagen Bank GmbH	2.500%	7/31/26	EUR	2,800	2,949
Volkswagen Financial Services AG	0.875%	4/12/23	EUR	385	406
Volkswagen Financial Services AG	1.500%	10/1/24	EUR	3,292	3,448
Volkswagen Financial Services AG	0.000%	2/12/25	EUR	8,853	8,825
Volkswagen Financial Services AG	2.250%	10/16/26	EUR	13,169	13,747
Volkswagen Financial Services AG	0.875%	1/31/28	EUR	8,800	8,375
Volkswagen Financial Services AG	3.375%	4/6/28	EUR	19,832	21,528
Volkswagen Financial Services AG	0.375%	2/12/30	EUR	6,000	5,190
Volkswagen Financial Services NV	2.250%	4/12/25	GBP	388	470
Volkswagen Financial Services NV	1.375%	9/14/28	GBP	4,000	4,359
Volkswagen International Finance NV	3.375%	11/16/26	GBP	3,800	4,729
Volkswagen International Finance NV	1.875%	3/30/27	EUR	9,900	10,153
Volkswagen International Finance NV	3.250%	11/18/30	EUR	900	973
Volkswagen International Finance NV	4.125%	11/17/31	GBP	4,000	5,097
Volkswagen International Finance NV	1.250%	9/23/32	EUR	3,100	2,864
Volkswagen International Finance NV	3.300%	3/22/33	EUR	500	534
Volkswagen International Finance NV	4.125%	11/16/38	EUR	7,500	8,602
Volkswagen International Finance NV	4.625%	3/29/49	EUR	6,363	6,709
Volkswagen International Finance NV	5.125%	9/29/49	EUR	2,250	2,431
Volkswagen International Finance NV	3.375%	12/31/99	EUR	9,000	9,371
Volkswagen International Finance NV	3.500%	12/31/99	EUR	10,300	10,569
Volkswagen International Finance NV	3.875%	12/31/99	EUR	5,600	5,596
Volkswagen International Finance NV	3.875%	12/31/99	EUR	8,300	7,994
Volkswagen International Finance NV	4.625%	12/31/99	EUR	5,100	5,222
Volkswagen Leasing GmbH	2.625%	1/15/24	EUR	1,261	1,360
Volkswagen Leasing GmbH	1.125%	4/4/24	EUR	5,761	6,034
Volkswagen Leasing GmbH	1.375%	1/20/25	EUR	6,365	6,601
Volkswagen Leasing GmbH	1.625%	8/15/25	EUR	1,195	1,236
Volkswagen Leasing GmbH	0.375%	7/20/26	EUR	18,048	17,480
Volkswagen Leasing GmbH	0.500%	1/12/29	EUR	10,282	9,313
Vonovia Finance BV	0.875%	7/3/23	EUR	400	422
Vonovia Finance BV	2.250%	12/15/23	EUR	6,900	7,412
Vonovia Finance BV	1.500%	3/31/25	EUR	2,799	2,930
Vonovia Finance BV	1.800%	6/29/25	EUR	13,600	14,215
Vonovia Finance BV	1.125%	9/8/25	EUR	1,300	1,330
Vonovia Finance BV	1.500%	3/22/26	EUR	8,600	8,767
Vonovia Finance BV	1.500%	6/10/26	EUR	2,700	2,737
Vonovia Finance BV	1.750%	1/25/27	EUR	100	102
Vonovia Finance BV	0.625%	10/7/27	EUR	3,200	3,038
Vonovia Finance BV	1.500%	1/14/28	EUR	700	692
Vonovia Finance BV	2.250%	4/7/30	EUR	5,400	5,384
Vonovia Finance BV	1.125%	9/14/34	EUR	5,400	4,279
Vonovia Finance BV	2.750%	3/22/38	EUR	2,100	1,906
Vonovia Finance BV	1.625%	10/7/39	EUR	4,400	3,346
Vonovia SE	0.625%	12/14/29	EUR	7,400	6,544
Vonovia SE	0.750%	9/1/32	EUR	6,700	5,494
Vonovia SE	1.000%	6/16/33	EUR	4,000	3,274
Vonovia SE	1.500%	6/14/41	EUR	6,400	4,702
VW Credit Canada Inc.	2.850%	9/26/24	CAD	930	705
VW Credit Canada Inc.	1.500%	9/23/25	CAD	3,400	2,421
VW Credit Canada Inc.	2.450%	12/10/26	CAD	1,525	1,092
40

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Wintershall Dea Finance BV	0.840%	9/25/25	EUR	5,400	5,217
Wintershall Dea Finance BV	1.332%	9/25/28	EUR	4,800	4,242
Wintershall Dea Finance BV	1.823%	9/25/31	EUR	3,400	2,881
					2,140,074
Hong Kong (0.0%)
Cheung Kong Infrastructure Finance BVI Ltd.	1.000%	12/12/24	EUR	383	395
Hong Kong & Shanghai Banking Corp. Ltd.	0.204%	6/25/24	JPY	300,000	2,276
					2,671
Indonesia (0.0%)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	EUR	1,000	883
Ireland (0.1%)
Bank of Ireland Group plc	1.375%	8/29/23	EUR	8,340	8,838
Bank of Ireland Group plc	1.000%	11/25/25	EUR	12,071	12,354
CRH Finance DAC	1.375%	10/18/28	EUR	767	772
CRH Finland Services OYJ	0.875%	11/5/23	EUR	2,173	2,287
CRH Funding BV	1.625%	5/5/30	EUR	10,097	10,015
CRH SMW Finance DAC	1.250%	11/5/26	EUR	4,024	4,114
Dell Bank International DAC	0.500%	10/27/26	EUR	5,000	4,900
ESB Finance DAC	3.494%	1/12/24	EUR	548	603
ESB Finance DAC	2.125%	6/8/27	EUR	3,470	3,733
ESB Finance DAC	1.875%	6/14/31	EUR	6,763	6,993
ESB Finance DAC	2.125%	11/5/33	EUR	2,871	2,983
Experian Europe DAC	1.560%	5/16/31	EUR	1,500	1,487
Freshwater Finance plc	5.182%	4/20/35	GBP	1,096	1,613
Freshwater Finance plc	4.607%	10/17/36	GBP	1,617	2,202
GAS Networks Ireland	1.375%	12/5/26	EUR	1,372	1,431
Kerry Group Financial Services Unltd Co.	2.375%	9/10/25	EUR	5,761	6,219
PartnerRe Ireland Finance DAC	1.250%	9/15/26	EUR	3,763	3,833
Ryanair DAC	1.125%	3/10/23	EUR	100	105
Ryanair DAC	1.125%	8/15/23	EUR	1,645	1,726
Ryanair DAC	2.875%	9/15/25	EUR	10,528	11,247
Smurfit Kappa Acquisitions ULC	2.875%	1/15/26	EUR	2,414	2,613
Smurfit Kappa Treasury ULC	1.500%	9/15/27	EUR	7,000	7,053
Smurfit Kappa Treasury ULC	1.000%	9/22/33	EUR	5,829	5,057
					102,178
Italy (0.7%)
2i Rete Gas SpA	3.000%	7/16/24	EUR	3,292	3,587
2i Rete Gas SpA	1.750%	8/28/26	EUR	300	312
2i Rete Gas SpA	1.608%	10/31/27	EUR	3,566	3,639
2i Rete Gas SpA	0.579%	1/29/31	EUR	8,500	7,548
A2A SpA	1.250%	3/16/24	EUR	2,194	2,315
A2A SpA	0.625%	10/28/32	EUR	4,198	3,605
ACEA SpA	1.000%	10/24/26	EUR	3,358	3,423
ACEA SpA	1.500%	6/8/27	EUR	13,781	14,225
ACEA SpA	0.500%	4/6/29	EUR	7,396	6,866
ACEA SpA	0.250%	7/28/30	EUR	6,438	5,680
Aeroporti di Roma SpA	1.625%	6/8/27	EUR	2,140	2,141
Aeroporti di Roma SpA	1.750%	7/30/31	EUR	2,000	1,791
AMCO - Asset Management Co. SpA	1.500%	7/17/23	EUR	13,682	14,581
AMCO - Asset Management Co. SpA	1.375%	1/27/25	EUR	1,609	1,669
AMCO - Asset Management Co. SpA	2.250%	7/17/27	EUR	9,658	10,027
AMCO - Asset Management Co. SpA	0.750%	4/20/28	EUR	8,048	7,547
41

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Assicurazioni Generali SpA	5.125%	9/16/24	EUR	3,994	4,558
Assicurazioni Generali SpA	7.750%	12/12/42	EUR	4,300	4,707
Assicurazioni Generali SpA	5.500%	10/27/47	EUR	8,635	9,602
Assicurazioni Generali SpA	5.000%	6/8/48	EUR	1,645	1,789
ASTM SpA	1.625%	2/8/28	EUR	4,029	3,922
ASTM SpA	1.500%	1/25/30	EUR	4,000	3,670
ASTM SpA	2.375%	11/25/33	EUR	3,000	2,713
Banca Monte dei Paschi di Siena SpA	2.875%	7/16/24	EUR	3,094	3,370
Banca Monte dei Paschi di Siena SpA	2.125%	11/26/25	EUR	4,939	5,287
Banco BPM SpA	0.625%	6/8/23	EUR	5,487	5,793
Banco BPM SpA	1.000%	1/23/25	EUR	8,231	8,603
Banco di Desio e della Brianza SpA	0.875%	9/12/24	EUR	8,779	9,181
Coca-Cola HBC Finance BV	1.875%	11/11/24	EUR	100	107
Credit Agricole Italia SpA	0.875%	6/16/23	EUR	5,400	5,722
Credit Agricole Italia SpA	0.250%	9/30/24	EUR	5,800	5,984
Credit Agricole Italia SpA	0.625%	1/13/26	EUR	3,000	3,074
Credit Agricole Italia SpA	1.000%	3/25/27	EUR	8,200	8,435
Credit Agricole Italia SpA	0.250%	1/17/28	EUR	2,700	2,636
Credit Agricole Italia SpA	1.625%	3/21/29	EUR	1,100	1,158
Credit Agricole Italia SpA	1.750%	1/15/38	EUR	2,700	2,732
Credit Agricole Italia SpA	1.000%	1/17/45	EUR	400	346
Credito Emiliano SpA	1.125%	1/17/24	EUR	5,487	5,802
Enel Finance International NV	5.250%	9/29/23	EUR	960	1,080
Enel Finance International NV	0.000%	6/17/24	EUR	4,631	4,766
Enel Finance International NV	5.625%	8/14/24	GBP	6,219	8,296
Enel Finance International NV	1.000%	9/16/24	EUR	2,085	2,186
Enel Finance International NV	1.966%	1/27/25	EUR	14,514	15,530
Enel Finance International NV	1.375%	6/1/26	EUR	20,514	21,274
Enel Finance International NV	1.125%	9/16/26	EUR	1,481	1,522
Enel Finance International NV	0.375%	6/17/27	EUR	4,608	4,489
Enel Finance International NV	1.000%	10/20/27	GBP	11,701	13,135
Enel Finance International NV	0.500%	6/17/30	EUR	7,500	6,782
Enel Finance International NV	0.875%	9/28/34	EUR	2,000	1,680
Enel Finance International NV	1.125%	10/17/34	EUR	2,853	2,503
Enel Finance International NV	0.875%	6/17/36	EUR	2,414	1,936
Enel Finance International NV	5.750%	9/14/40	GBP	5,810	8,879
Enel SpA	5.625%	6/21/27	EUR	1,686	2,096
Enel SpA	5.750%	6/22/37	GBP	1,645	2,514
Enel SpA	3.500%	5/24/80	EUR	11,414	11,961
Enel SpA	3.375%	11/24/81	EUR	6,680	6,905
Enel SpA	1.375%	12/31/99	EUR	8,048	7,283
Enel SpA	2.250%	12/31/99	EUR	9,577	9,316
Enel SpA	2.500%	12/31/99	EUR	6,090	6,435
Eni SpA	1.750%	1/18/24	EUR	6,013	6,424
Eni SpA	0.625%	9/19/24	EUR	5,487	5,682
Eni SpA	3.750%	9/12/25	EUR	3,621	4,107
Eni SpA	1.500%	2/2/26	EUR	2,369	2,481
Eni SpA	1.500%	1/17/27	EUR	2,743	2,834
Eni SpA	1.625%	5/17/28	EUR	5,670	5,834
Eni SpA	0.375%	6/14/28	EUR	3,000	2,851
Eni SpA	1.125%	9/19/28	EUR	3,017	2,980
Eni SpA	3.625%	1/29/29	EUR	5,000	5,724
Eni SpA	0.625%	1/23/30	EUR	9,511	8,745
Eni SpA	1.000%	10/11/34	EUR	3,292	2,879
Eni SpA	2.625%	12/31/99	EUR	4,390	4,413
42

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Eni SpA	2.750%	12/31/99	EUR	4,024	3,563
Eni SpA	3.375%	12/31/99	EUR	5,963	5,650
Hera SpA	0.875%	10/14/26	EUR	2,743	2,769
Hera SpA	0.875%	7/5/27	EUR	5,487	5,489
Hera SpA	5.200%	1/29/28	EUR	3,292	4,115
Hera SpA	1.000%	4/25/34	EUR	1,609	1,403
Intesa Sanpaolo SpA	2.125%	8/30/23	EUR	4,390	4,712
Intesa Sanpaolo SpA	4.000%	10/30/23	EUR	3,347	3,693
Intesa Sanpaolo SpA	1.375%	1/18/24	EUR	8,231	8,728
Intesa Sanpaolo SpA	3.125%	2/5/24	EUR	2,194	2,406
Intesa Sanpaolo SpA	0.500%	3/5/24	EUR	2,700	2,826
Intesa Sanpaolo SpA	1.500%	4/10/24	EUR	2,743	2,907
Intesa Sanpaolo SpA	1.000%	7/4/24	EUR	3,182	3,322
Intesa Sanpaolo SpA	0.500%	7/15/24	EUR	3,017	3,144
Intesa Sanpaolo SpA	3.375%	1/24/25	EUR	5,700	6,358
Intesa Sanpaolo SpA	1.250%	2/7/25	EUR	1,372	1,449
Intesa Sanpaolo SpA	1.125%	7/14/25	EUR	2,700	2,832
Intesa Sanpaolo SpA	1.000%	9/25/25	EUR	5,487	5,723
Intesa Sanpaolo SpA	3.250%	2/10/26	EUR	2,100	2,363
Intesa Sanpaolo SpA	0.375%	9/14/26	EUR	5,487	5,521
Intesa Sanpaolo SpA	1.000%	11/19/26	EUR	7,133	7,056
Intesa Sanpaolo SpA	1.125%	10/4/27	EUR	7,517	7,753
Intesa Sanpaolo SpA	1.750%	3/20/28	EUR	14,309	14,353
Intesa Sanpaolo SpA	1.750%	7/4/29	EUR	4,939	4,852
Intesa Sanpaolo SpA	1.250%	1/15/30	EUR	400	407
Intesa Sanpaolo SpA	2.500%	1/15/30	GBP	1,645	1,851
Intesa Sanpaolo SpA	2.625%	3/11/36	GBP	4,024	4,024
Iren SpA	0.875%	11/4/24	EUR	2,523	2,620
Iren SpA	1.950%	9/19/25	EUR	3,292	3,496
Italgas SpA	0.875%	4/24/30	EUR	3,292	3,076
Mediobanca Banca di Credito Finanziario SpA	1.125%	7/15/25	EUR	3,841	3,932
Mediobanca Banca di Credito Finanziario SpA	1.375%	11/10/25	EUR	5,925	6,254
Mediobanca Banca di Credito Finanziario SpA	0.875%	1/15/26	EUR	8,779	8,747
Mediobanca Banca di Credito Finanziario SPA	1.250%	11/24/29	EUR	1,426	1,455
Snam SpA	0.000%	5/12/24	EUR	1,645	1,697
Snam SpA	0.875%	10/25/26	EUR	10,785	10,942
Snam SpA	0.750%	6/20/29	EUR	2,000	1,897
Snam SpA	1.000%	9/12/34	EUR	4,390	3,763
Snam SPA	1.000%	9/18/23	EUR	100	106
Terna - Rete Elettrica Nazionale	1.375%	7/26/27	EUR	5,344	5,496
Terna - Rete Elettrica Nazionale	1.000%	10/11/28	EUR	7,298	7,204
UniCredit SpA	1.250%	6/25/25	EUR	17,390	18,081
UniCredit SpA	1.250%	6/16/26	EUR	9,544	9,689
UniCredit SpA	0.375%	10/31/26	EUR	10,453	10,449
UniCredit SpA	2.200%	7/22/27	EUR	13,535	13,693
UniCredit SpA	0.850%	1/19/31	EUR	12,886	10,984
					626,519
Japan (0.4%)
Asahi Group Holdings Ltd.	0.155%	10/23/24	EUR	3,841	3,927
Central Nippon Expressway Co. Ltd.	0.040%	8/19/24	JPY	40,000	308
Daiichi Sankyo Co. Ltd.	0.810%	7/25/36	JPY	100,000	774
43

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Denso Corp.	0.315%	3/17/28	JPY	400,000	3,078
	East Japan Railway Co.	1.162%	9/15/28	GBP	1,619	1,835
	East Japan Railway Co.	4.875%	6/14/34	GBP	3,000	4,393
	East Japan Railway Co.	0.773%	9/15/34	EUR	1,609	1,393
	East Japan Railway Co.	1.104%	9/15/39	EUR	2,414	2,046
	East Nippon Expressway Co. Ltd.	0.070%	6/20/25	JPY	720,000	5,548
	East Nippon Expressway Co. Ltd.	0.140%	7/31/29	JPY	720,000	5,500
	Fast Retailing Co. Ltd.	0.749%	12/18/25	JPY	100,000	786
	Fast Retailing Co. Ltd.	0.405%	6/6/28	JPY	700,000	5,417
	JT International Financial Services BV	1.000%	11/26/29	EUR	6,145	5,770
	JT International Financial Services BV	2.750%	9/28/33	GBP	2,799	3,213
	JT International Financial Services BV	2.375%	4/7/81	EUR	5,487	5,450
	Kansai Electric Power Co. Inc.	0.280%	4/25/24	JPY	50,000	386
	Kansai Electric Power Co. Inc.	0.470%	5/25/27	JPY	95,000	737
	Kansai Electric Power Co. Inc.	0.490%	7/23/27	JPY	134,000	1,040
	Kansai Electric Power Co. Inc.	0.460%	12/20/27	JPY	384,000	2,974
	Kyushu Electric Power Co. Inc.	1.064%	2/23/24	JPY	109,000	854
	Kyushu Electric Power Co. Inc.	0.170%	8/23/24	JPY	37,000	285
	Kyushu Electric Power Co. Inc.	0.430%	5/25/29	JPY	98,000	749
	Mitsubishi UFJ Financial Group Inc.	0.940%	6/26/24	JPY	100,000	780
	Mitsubishi UFJ Financial Group Inc.	0.872%	9/7/24	EUR	10,426	10,846
	Mitsubishi UFJ Financial Group Inc.	0.535%	4/28/26	JPY	100,000	772
	Mitsubishi UFJ Financial Group Inc.	0.535%	5/31/28	JPY	100,000	768
	Mitsubishi UFJ Financial Group Inc.	0.360%	10/31/28	JPY	200,000	1,535
	Mitsubishi UFJ Financial Group Inc.	0.848%	7/19/29	EUR	8,779	8,388
	Mizuho Financial Group Inc.	0.523%	6/10/24	EUR	1,261	1,312
	Mizuho Financial Group Inc.	0.956%	10/16/24	EUR	2,716	2,838
	Mizuho Financial Group Inc.	0.184%	4/13/26	EUR	5,000	4,902
	Mizuho Financial Group Inc.	0.650%	1/26/27	JPY	143,000	1,104
	Mizuho Financial Group Inc.	0.402%	9/6/29	EUR	2,743	2,488
	Mizuho Financial Group Inc.	0.797%	4/15/30	EUR	5,487	5,018
	Mizuho Financial Group Inc.	0.693%	10/7/30	EUR	20,000	17,850
	MUFG Bank Ltd.	1.390%	5/31/22	JPY	100,000	771
	MUFG Bank Ltd.	1.950%	11/12/25	JPY	200,000	1,620
[6]	New Kansai International Airport Co. Ltd.	0.882%	6/27/23	JPY	27,400	213
[3]	Nissan Motor Co. Ltd.	1.940%	9/15/23	EUR	1,229	1,303
	Nissan Motor Co. Ltd.	2.652%	3/17/26	EUR	5,487	5,636
[3]	Nissan Motor Co. Ltd.	2.652%	3/17/26	EUR	3,621	3,718
	Nissan Motor Co. Ltd.	3.201%	9/17/28	EUR	7,024	7,005
[3]	Nissan Motor Co. Ltd.	3.201%	9/17/28	EUR	3,347	3,338
	NTT Finance Corp.	0.010%	3/3/25	EUR	8,180	8,309
	NTT Finance Corp.	0.399%	12/13/28	EUR	6,000	5,741
	NTT Finance Corp.	0.342%	3/3/30	EUR	4,090	3,794
	NTT Finance Corp.	0.380%	9/20/30	JPY	3,400,000	26,120
	NTT Finance Corp.	0.270%	9/19/31	JPY	200,000	1,517
	Panasonic Corp.	0.300%	9/20/23	JPY	200,000	1,555
	Panasonic Corp.	0.934%	3/19/25	JPY	600,000	4,721
	Panasonic Corp.	0.470%	9/18/26	JPY	900,000	7,050
	Shinkin Central Bank	0.110%	6/27/23	JPY	160,000	1,234
	Shinkin Central Bank	0.110%	10/27/23	JPY	110,000	848
	Shoko Chukin Bank Ltd.	0.090%	9/25/26	JPY	800,000	6,140
	Sumitomo Mitsui Banking Corp.	2.750%	7/24/23	EUR	400	434
	Sumitomo Mitsui Banking Corp.	0.010%	9/10/25	EUR	11,367	11,411
	Sumitomo Mitsui Banking Corp.	0.267%	6/18/26	EUR	5,487	5,480
	Sumitomo Mitsui Banking Corp.	0.409%	11/7/29	EUR	3,841	3,649
44

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Sumitomo Mitsui Financial Group Inc.	0.819%	7/23/23	EUR	878	929
Sumitomo Mitsui Financial Group Inc.	0.849%	9/12/24	JPY	800,000	6,218
Sumitomo Mitsui Financial Group Inc.	0.934%	10/11/24	EUR	100	104
Sumitomo Mitsui Financial Group Inc.	1.546%	6/15/26	EUR	6,145	6,376
Sumitomo Mitsui Financial Group Inc.	0.632%	10/23/29	EUR	6,035	5,528
Sumitomo Mitsui Trust Bank Ltd.	0.010%	10/15/27	EUR	9,932	9,527
Takeda Pharmaceutical Co. Ltd.	2.250%	11/21/26	EUR	4,719	5,043
Takeda Pharmaceutical Co. Ltd.	1.000%	7/9/29	EUR	7,627	7,337
Takeda Pharmaceutical Co. Ltd.	3.000%	11/21/30	EUR	21,414	23,371
Takeda Pharmaceutical Co. Ltd.	2.000%	7/9/40	EUR	4,664	4,139
Toyota Motor Finance Netherlands BV	0.625%	9/26/23	EUR	12,456	13,119
Toyota Motor Finance Netherlands BV	0.000%	10/27/25	EUR	4,024	4,005
West Nippon Expressway Co. Ltd.	0.070%	9/20/23	JPY	560,000	4,317
West Nippon Expressway Co. Ltd.	0.170%	5/22/26	JPY	600,000	4,548
					321,232
Luxembourg (0.1%)
Acef Holding SCA	0.750%	6/14/28	EUR	1,207	1,118
Acef Holding SCA	1.250%	4/26/30	EUR	6,414	5,778
ArcelorMittal SA	1.750%	11/19/25	EUR	2,214	2,293
AXA Logistics Europe Master SCA	0.875%	11/15/29	EUR	900	810
Bevco Lux Sarl	1.000%	1/16/30	EUR	2,414	2,200
Blackstone Property Partners Europe Holdings Sarl	0.125%	10/20/23	EUR	3,219	3,325
Blackstone Property Partners Europe Holdings Sarl	2.000%	2/15/24	EUR	7,847	8,263
Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	EUR	4,829	4,633
Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	EUR	5,240	4,973
Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/28	GBP	3,000	3,362
Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/29	EUR	9,328	8,651
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund	0.500%	1/27/28	EUR	3,000	2,766
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund	0.900%	10/12/29	EUR	1,500	1,343
Eurofins Scientific SE	3.750%	7/17/26	EUR	6,000	6,826
Logicor Financing Sarl	2.250%	5/13/25	EUR	1,701	1,777
Logicor Financing Sarl	1.625%	7/15/27	EUR	5,487	5,352
Logicor Financing Sarl	3.250%	11/13/28	EUR	4,280	4,428
Logicor Financing Sarl	0.875%	1/14/31	EUR	6,314	5,209
NORD/LB Luxembourg SA Covered Bond Bank	0.375%	6/15/23	EUR	5,400	5,683
NORD/LB Luxembourg SA Covered Bond Bank	0.375%	3/7/24	EUR	2,700	2,810
P3 Group Sarl	0.875%	1/26/26	EUR	4,000	3,898
P3 Group Sarl	1.625%	1/26/29	EUR	1,000	922
Prologis International Funding II SA	1.750%	3/15/28	EUR	3,375	3,451
Prologis International Funding II SA	0.875%	7/9/29	EUR	3,292	3,095
Prologis International Funding II SA	1.625%	6/17/32	EUR	2,194	2,030
SELP Finance Sarl	1.250%	10/25/23	EUR	2,250	2,378
SELP Finance Sarl	1.500%	12/20/26	EUR	8,048	8,103
SES SA	0.875%	11/4/27	EUR	1,690	1,624
					107,101
45

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Mexico (0.0%)
America Movil SAB de CV	1.500%	3/10/24	EUR	383	405
America Movil SAB de CV	5.000%	10/27/26	GBP	1,261	1,709
America Movil SAB de CV	0.750%	6/26/27	EUR	2,359	2,324
America Movil SAB de CV	2.125%	3/10/28	EUR	2,799	2,924
America Movil SAB de CV	5.750%	6/28/30	GBP	2,140	3,130
America Movil SAB de CV	4.948%	7/22/33	GBP	1,000	1,410
America Movil SAB de CV	4.375%	8/7/41	GBP	3,396	4,495
America Movil SAB de CV	6.375%	9/6/73	EUR	4,609	5,095
					21,492
Netherlands (0.9%)
ABN AMRO Bank NV	0.500%	7/17/23	EUR	1,645	1,733
ABN AMRO Bank NV	2.500%	9/5/23	EUR	3,841	4,158
ABN AMRO Bank NV	2.500%	11/29/23	EUR	2,250	2,450
ABN AMRO Bank NV	0.875%	1/15/24	EUR	3,292	3,478
ABN AMRO Bank NV	2.375%	1/23/24	EUR	8,999	9,750
ABN AMRO Bank NV	1.375%	1/16/25	GBP	400	482
ABN AMRO Bank NV	1.250%	5/28/25	EUR	12,900	13,439
ABN AMRO Bank NV	0.875%	1/14/26	EUR	600	623
ABN AMRO Bank NV	0.600%	1/15/27	EUR	8,200	8,072
ABN AMRO Bank NV	1.500%	9/30/30	EUR	11,907	12,364
ABN AMRO Bank NV	1.000%	4/13/31	EUR	4,300	4,260
ABN AMRO Bank NV	1.000%	6/2/33	EUR	13,600	12,041
ABN AMRO Bank NV	1.375%	1/10/34	EUR	7,800	7,770
ABN AMRO Bank NV	0.375%	1/14/35	EUR	21,800	18,996
ABN AMRO Bank NV	1.375%	1/12/37	EUR	11,900	11,548
ABN AMRO Bank NV	1.450%	4/12/38	EUR	1,900	1,851
ABN AMRO Bank NV	1.125%	4/23/39	EUR	2,700	2,478
ABN AMRO Bank NV	0.400%	9/17/41	EUR	10,700	8,416
Adecco International Financial Services BV	0.125%	9/21/28	EUR	8,000	7,354
Aegon Bank NV	0.250%	5/25/55	EUR	10,000	10,532
Aegon Bank NV	0.375%	11/21/56	EUR	5,400	5,580
Aegon Bank NV	0.750%	6/27/59	EUR	1,300	1,315
Aegon NV	1.000%	12/8/23	EUR	603	635
Aegon NV	6.625%	12/16/39	GBP	494	854
Aegon NV	4.000%	4/25/44	EUR	1,096	1,183
Akzo Nobel NV	1.750%	11/7/24	EUR	1,975	2,101
Akzo Nobel NV	1.125%	4/8/26	EUR	2,250	2,315
Akzo Nobel NV	1.625%	4/14/30	EUR	5,000	5,001
Alliander NV	2.875%	6/14/24	EUR	400	441
Alliander NV	0.375%	6/10/30	EUR	6,816	6,403
ASML Holding NV	3.375%	9/19/23	EUR	548	601
ASML Holding NV	1.375%	7/7/26	EUR	5,925	6,251
ASML Holding NV	1.625%	5/28/27	EUR	767	814
ASML Holding NV	0.625%	5/7/29	EUR	2,414	2,349
ASR Nederland NV	5.125%	9/29/45	EUR	1,645	1,849
ASR Nederland NV	3.375%	5/2/49	EUR	3,374	3,456
Cooperatieve Rabobank UA	2.375%	5/22/23	EUR	3,155	3,404
Cooperatieve Rabobank UA	3.875%	7/25/23	EUR	1,838	2,019
Cooperatieve Rabobank UA	0.750%	8/29/23	EUR	9,400	9,944
Cooperatieve Rabobank UA	1.250%	1/14/25	GBP	2,100	2,510
Cooperatieve Rabobank UA	4.125%	7/14/25	EUR	10,975	12,598
Cooperatieve Rabobank UA	1.250%	3/23/26	EUR	3,182	3,333
Cooperatieve Rabobank UA	4.250%	5/12/26	AUD	300	213
Cooperatieve Rabobank UA	3.125%	9/15/26	CHF	3,800	4,243
46

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Cooperatieve Rabobank UA	1.375%	2/3/27	EUR	2,414	2,519
Cooperatieve Rabobank UA	5.250%	9/14/27	GBP	8,567	11,416
Cooperatieve Rabobank UA	0.375%	12/1/27	EUR	10,000	9,743
Cooperatieve Rabobank UA	0.875%	2/8/28	EUR	17,800	18,097
Cooperatieve Rabobank UA	0.875%	5/5/28	EUR	9,800	9,712
Cooperatieve Rabobank UA	1.875%	7/12/28	GBP	8,000	9,396
Cooperatieve Rabobank UA	0.875%	2/1/29	EUR	5,400	5,438
Cooperatieve Rabobank UA	4.625%	5/23/29	GBP	5,212	6,754
Cooperatieve Rabobank UA	4.550%	8/30/29	GBP	3,900	5,358
Cooperatieve Rabobank UA	1.250%	5/31/32	EUR	4,100	4,094
Cooperatieve Rabobank UA	0.625%	2/25/33	EUR	8,200	7,140
Cooperatieve Rabobank UA	1.500%	4/26/38	EUR	3,700	3,628
Cooperatieve Rabobank UA	0.750%	6/21/39	EUR	6,500	5,608
Cooperatieve Rabobank UA	5.250%	5/23/41	GBP	518	832
CTP NV	2.125%	10/1/25	EUR	400	413
CTP NV	0.625%	9/27/26	EUR	643	596
CTP NV	0.750%	2/18/27	EUR	2,414	2,219
CTP NV	1.250%	6/21/29	EUR	4,024	3,529
CTP NV	1.500%	9/27/31	EUR	804	663
de Volksbank NV	0.500%	1/30/26	EUR	4,000	4,086
de Volksbank NV	0.250%	6/22/26	EUR	3,200	3,090
de Volksbank NV	0.750%	5/18/27	EUR	2,700	2,747
de Volksbank NV	0.375%	3/3/28	EUR	4,000	3,674
de Volksbank NV	0.750%	10/24/31	EUR	2,743	2,633
Diageo Capital BV	0.125%	9/28/28	EUR	10,000	9,462
Enexis Holding NV	0.875%	4/28/26	EUR	6,500	6,705
Euronext NV	1.125%	6/12/29	EUR	11,000	10,796
Euronext NV	1.500%	5/17/41	EUR	3,000	2,456
EXOR NV	1.750%	1/18/28	EUR	2,908	2,988
EXOR NV	2.250%	4/29/30	EUR	5,453	5,628
Heineken NV	1.500%	12/7/24	EUR	2,799	2,968
Heineken NV	1.625%	3/30/25	EUR	4,390	4,648
Heineken NV	2.875%	8/4/25	EUR	3,237	3,543
Heineken NV	1.375%	1/29/27	EUR	5,542	5,726
Heineken NV	1.500%	10/3/29	EUR	400	405
Heineken NV	2.250%	3/30/30	EUR	8,231	8,725
Heineken NV	1.750%	5/7/40	EUR	4,771	4,225
ING Bank NV	1.875%	5/22/23	EUR	9,548	10,239
ING Bank NV	0.875%	4/11/28	EUR	8,500	8,633
ING Bank NV	0.125%	12/8/32	EUR	11,200	10,125
ING Groep NV	1.000%	9/20/23	EUR	3,200	3,391
ING Groep NV	1.125%	2/14/25	EUR	7,800	8,115
ING Groep NV	2.125%	1/10/26	EUR	8,200	8,688
ING Groep NV	3.000%	2/18/26	GBP	3,700	4,544
ING Groep NV	1.250%	2/16/27	EUR	5,000	5,067
ING Groep NV	2.500%	2/15/29	EUR	5,400	5,721
ING Groep NV	0.250%	2/18/29	EUR	7,300	6,724
ING Groep NV	1.625%	9/26/29	EUR	14,500	14,905
ING Groep NV	0.250%	2/1/30	EUR	2,700	2,417
ING Groep NV	1.750%	2/16/31	EUR	4,900	4,780
JDE Peet's NV	0.500%	1/16/29	EUR	8,000	7,301
Koninklijke Ahold Delhaize NV	1.125%	3/19/26	EUR	100	103
Koninklijke DSM NV	2.375%	4/3/24	EUR	932	1,008
Koninklijke DSM NV	1.000%	4/9/25	EUR	1,756	1,836
Koninklijke DSM NV	0.750%	9/28/26	EUR	100	102
47

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Koninklijke KPN NV	0.625%	4/9/25	EUR	5,400	5,544
Koninklijke KPN NV	5.000%	11/18/26	GBP	2,008	2,667
Koninklijke KPN NV	5.750%	9/17/29	GBP	2,971	4,120
Koninklijke KPN NV	0.875%	12/14/32	EUR	2,000	1,786
Koninklijke Philips NV	0.500%	5/22/26	EUR	100	101
Koninklijke Philips NV	1.375%	5/2/28	EUR	4,225	4,266
Koninklijke Philips NV	2.000%	3/30/30	EUR	5,487	5,642
LeasePlan Corp. NV	3.500%	4/9/25	EUR	4,024	4,423
LeasePlan Corp. NV	0.250%	2/23/26	EUR	1,609	1,586
Nationale-Nederlanden Bank NV	0.375%	2/26/25	EUR	7,200	7,350
Nationale-Nederlanden Bank NV	0.500%	9/21/28	EUR	3,100	2,888
Nationale-Nederlanden Bank NV	0.625%	9/11/55	EUR	4,100	4,222
Nationale-Nederlanden Bank NV	0.250%	2/27/56	EUR	6,000	6,254
Nationale-Nederlanden Bank NV	0.500%	10/10/56	EUR	500	519
Nederlandse Gasunie NV	2.625%	7/13/22	EUR	823	873
Nederlandse Gasunie NV	1.000%	5/11/26	EUR	6,903	7,129
Nederlandse Gasunie NV	0.375%	10/3/31	EUR	1,645	1,484
NIBC Bank NV	3.125%	11/15/23	GBP	6,500	8,141
NIBC Bank NV	0.875%	7/8/25	EUR	12,600	12,828
NIBC Bank NV	0.625%	6/1/26	EUR	6,300	6,423
NIBC Bank NV	0.250%	9/9/26	EUR	9,600	9,244
NIBC Bank NV	0.500%	3/19/27	EUR	8,300	8,320
NIBC Bank NV	1.000%	9/11/28	EUR	2,700	2,731
NIBC Bank NV	0.010%	10/15/29	EUR	5,400	5,009
NIBC Bank NV	0.125%	4/21/31	EUR	21,100	19,092
NN Group NV	1.625%	6/1/27	EUR	230	239
NN Group NV	4.625%	1/13/48	EUR	4,609	5,089
NN Group NV	4.375%	6/29/49	EUR	548	590
PostNL NV	1.000%	11/21/24	EUR	1,043	1,092
PostNL NV	0.625%	9/23/26	EUR	2,743	2,744
Royal Schiphol Group NV	0.000%	4/22/25	EUR	1,022	1,029
Royal Schiphol Group NV	2.000%	4/6/29	EUR	19,754	20,908
Shell International Finance BV	1.125%	4/7/24	EUR	5,761	6,094
Shell International Finance BV	0.375%	2/15/25	EUR	12,952	13,288
Shell International Finance BV	1.625%	1/20/27	EUR	13,406	14,121
Shell International Finance BV	0.125%	11/8/27	EUR	2,743	2,655
Shell International Finance BV	1.250%	5/12/28	EUR	383	390
Shell International Finance BV	0.750%	8/15/28	EUR	5,487	5,404
Shell International Finance BV	1.000%	12/10/30	GBP	1,829	1,936
Shell International Finance BV	1.875%	4/7/32	EUR	5,487	5,605
Shell International Finance BV	0.875%	11/8/39	EUR	5,432	4,292
Shell International Finance BV	1.750%	9/10/52	GBP	2,743	2,237
Siemens Financieringsmaatschappij NV	0.900%	2/28/28	EUR	5,000	5,096
Stedin Holding NV	0.875%	10/24/25	EUR	20,450	21,063
Stedin Holding NV	1.375%	9/19/28	EUR	2,743	2,806
Stedin Holding NV	0.500%	11/14/29	EUR	2,743	2,595
TenneT Holding BV	0.750%	6/26/25	EUR	5,487	5,672
TenneT Holding BV	1.000%	6/13/26	EUR	100	103
TenneT Holding BV	1.375%	6/5/28	EUR	15,435	15,880
TenneT Holding BV	1.375%	6/26/29	EUR	5,774	5,886
TenneT Holding BV	1.250%	10/24/33	EUR	878	829
TenneT Holding BV	1.875%	6/13/36	EUR	1,363	1,329
TenneT Holding BV	1.500%	6/3/39	EUR	7,268	6,550
TenneT Holding BV	0.500%	11/30/40	EUR	6,584	4,847
TenneT Holding BV	1.125%	6/9/41	EUR	3,500	2,863
48

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Vesteda Finance BV	1.500%	5/24/27	EUR	2,194	2,260
Vesteda Finance BV	0.750%	10/18/31	EUR	2,414	2,153
VIA Outlets BV	1.750%	11/15/28	EUR	2,200	2,078
Volkswagen Financial Services NV	2.125%	1/18/28	GBP	10,000	11,550
					830,481
New Zealand (0.1%)
ANZ New Zealand Int'l Ltd.	0.200%	9/23/27	EUR	14,024	13,393
ASB Finance Ltd.	0.125%	10/18/23	EUR	2,688	2,811
ASB Finance Ltd.	0.625%	10/18/24	EUR	1,988	2,071
ASB Finance Ltd.	0.750%	10/9/25	EUR	2,743	2,828
ASB Finance Ltd.	0.250%	9/8/28	EUR	2,000	1,839
ASB Finance Ltd.	0.250%	5/21/31	EUR	32,501	29,577
BNZ International Funding Ltd.	0.500%	5/13/23	EUR	2,799	2,953
BNZ International Funding Ltd.	0.625%	7/3/25	EUR	8,231	8,484
Fonterra Co-operative Group Ltd.	9.375%	12/4/23	GBP	658	913
Fonterra Co-operative Group Ltd.	0.750%	11/8/24	EUR	833	868
Fonterra Co-operative Group Ltd.	4.000%	11/2/27	AUD	200	139
Transpower New Zealand Ltd.	5.750%	8/28/23	AUD	250	183
Westpac Securities NZ Ltd.	0.500%	1/17/24	EUR	5,487	5,754
Westpac Securities NZ Ltd.	0.375%	2/5/24	CHF	3,175	3,251
Westpac Securities NZ Ltd.	0.300%	6/25/24	EUR	4,390	4,548
					79,612
Norway (0.3%)
Aker BP ASA	1.125%	5/12/29	EUR	3,000	2,832
Avinor A/S	1.000%	4/29/25	EUR	100	104
DNB Bank ASA	0.600%	9/25/23	EUR	3,292	3,470
DNB Boligkreditt A/S	0.375%	11/20/24	EUR	5,487	5,683
DNB Boligkreditt A/S	0.625%	6/19/25	EUR	100	103
DNB Boligkreditt A/S	0.625%	1/14/26	EUR	8,231	8,452
DNB Boligkreditt A/S	0.250%	9/7/26	EUR	11,029	11,047
Eika Boligkreditt A/S	0.375%	2/26/25	EUR	878	905
Eika Boligkreditt A/S	0.010%	3/23/28	EUR	17,043	16,365
Equinor ASA	2.875%	9/10/25	EUR	11,084	12,306
Equinor ASA	0.750%	5/22/26	EUR	482	494
Equinor ASA	0.750%	11/9/26	EUR	7,847	7,994
Equinor ASA	1.250%	2/17/27	EUR	10,919	11,342
Equinor ASA	6.125%	11/27/28	GBP	160	240
Equinor ASA	6.875%	3/11/31	GBP	3,923	6,364
Equinor ASA	1.375%	5/22/32	EUR	10,783	10,596
Equinor ASA	1.625%	2/17/35	EUR	2,799	2,686
Equinor ASA	1.625%	11/9/36	EUR	1,096	1,031
Equinor ASA	4.250%	4/10/41	GBP	2,857	4,022
Norsk Hydro ASA	1.125%	4/11/25	EUR	658	676
Santander Consumer Bank A/S	0.125%	9/11/24	EUR	13,800	14,094
SpareBank 1 Boligkreditt A/S	0.750%	9/5/22	EUR	5,487	5,810
SpareBank 1 Boligkreditt A/S	0.125%	5/14/26	EUR	5,487	5,500
SpareBank 1 Boligkreditt A/S	0.250%	8/30/26	EUR	22,772	22,834
SpareBank 1 Boligkreditt A/S	1.000%	1/30/29	EUR	5,487	5,550
SpareBank 1 Boligkreditt A/S	0.125%	11/5/29	EUR	5,487	5,153
SpareBank 1 SMN	0.750%	7/3/23	EUR	1,481	1,563
SpareBank 1 SMN	0.010%	2/18/28	EUR	5,453	5,087
SpareBank 1 SR-Bank ASA	0.625%	3/25/24	EUR	2,194	2,290
Sparebanken Vest Boligkreditt A/S	0.375%	2/14/24	EUR	17,043	17,826
Sparebanken Vest Boligkreditt A/S	0.750%	2/27/25	EUR	5,487	5,712
Sparebanken Vest Boligkreditt A/S	0.500%	2/12/26	EUR	28,626	29,216
49

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
SR-Boligkreditt A/S	0.375%	10/3/24	EUR	10,536	10,924
Statkraft A/S	1.125%	3/20/25	EUR	8,231	8,587
Statkraft A/S	1.500%	3/26/30	EUR	1,487	1,494
Statnett SF	0.875%	3/8/25	EUR	892	924
Statnett SF	1.250%	4/26/30	EUR	2,123	2,100
Storebrand Livsforsikring A/S	1.875%	9/30/51	EUR	3,004	2,623
Telenor ASA	2.500%	5/22/25	EUR	1,316	1,436
Telenor ASA	0.750%	5/31/26	EUR	8,889	9,049
Telenor ASA	1.125%	5/31/29	EUR	7,336	7,279
					271,763
Poland (0.0%)
ORLEN Capital AB	2.500%	6/7/23	EUR	3,127	3,310
Portugal (0.1%)
Banco Santander Totta SA	0.875%	4/25/24	EUR	100	105
Banco Santander Totta SA	1.250%	9/26/27	EUR	5,000	5,200
Brisa-Concessao Rodoviaria SA	2.000%	3/22/23	EUR	100	107
Brisa-Concessao Rodoviaria SA	2.375%	5/10/27	EUR	7,300	7,847
Cia de Seguros Fidelidade SA	4.250%	9/4/31	EUR	7,500	7,796
EDP - Energias de Portugal SA	1.625%	4/15/27	EUR	9,000	9,368
EDP Finance BV	1.875%	9/29/23	EUR	4,883	5,233
EDP Finance BV	8.625%	1/4/24	GBP	4,941	6,812
EDP Finance BV	1.125%	2/12/24	EUR	6,255	6,603
EDP Finance BV	2.000%	4/22/25	EUR	8,789	9,391
EDP Finance BV	1.625%	1/26/26	EUR	9,951	10,435
EDP Finance BV	0.375%	9/16/26	EUR	5,487	5,438
EDP Finance BV	1.500%	11/22/27	EUR	1,577	1,618
Energias de Portugal SA	2.875%	6/1/26	EUR	11,000	12,101
Galp Gas Natural Distribuicao SA	1.375%	9/19/23	EUR	1,300	1,378
Ren Finance BV	1.750%	1/18/28	EUR	1,454	1,511
					90,943
Romania (0.0%)
NE Property BV	1.875%	10/9/26	EUR	3,292	3,148
NE Property BV	3.375%	7/14/27	EUR	1,207	1,217
NE Property BV	2.000%	1/20/30	EUR	1,100	946
					5,311
Singapore (0.1%)
DBS Bank Ltd.	0.375%	1/23/24	EUR	6,035	6,311
DBS Group Holdings Ltd.	3.980%	12/31/99	SGD	750	552
Oversea-Chinese Banking Corp. Ltd.	0.625%	4/18/25	EUR	5,487	5,668
Oversea-Chinese Banking Corp. Ltd.	4.000%	12/31/99	SGD	1,250	915
Temasek Financial I Ltd.	0.500%	11/20/31	EUR	12,071	10,990
Temasek Financial I Ltd.	5.125%	7/26/40	GBP	3,566	5,802
Temasek Financial I Ltd.	1.250%	11/20/49	EUR	2,706	2,342
United Overseas Bank Ltd.	0.500%	1/16/25	EUR	6,859	7,096
United Overseas Bank Ltd.	0.100%	5/25/29	EUR	15,452	14,599
					54,275
South Africa (0.0%)
Anglo American Capital plc	1.625%	9/18/25	EUR	150	155
Anglo American Capital plc	1.625%	3/11/26	EUR	4,185	4,291
					4,446
50

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
South Korea (0.0%)
[3]	LG Chem Ltd.	0.500%	4/15/23	EUR	603	634
	Shinhan Bank Co. Ltd.	1.340%	8/27/22	KRW	6,000,000	4,770
						5,404
Spain (0.7%)
	Abertis Infraestructuras SA	3.750%	6/20/23	EUR	5,500	5,987
	Abertis Infraestructuras SA	2.500%	2/27/25	EUR	100	108
	Abertis Infraestructuras SA	0.625%	7/15/25	EUR	2,100	2,124
	Abertis Infraestructuras SA	1.375%	5/20/26	EUR	400	412
	Abertis Infraestructuras SA	3.375%	11/27/26	GBP	1,600	1,960
	Abertis Infraestructuras SA	1.000%	2/27/27	EUR	800	791
	Abertis Infraestructuras SA	2.375%	9/27/27	EUR	3,700	3,886
	Abertis Infraestructuras SA	1.250%	2/7/28	EUR	2,700	2,621
	Abertis Infraestructuras SA	2.250%	3/29/29	EUR	9,100	9,165
	Abertis Infraestructuras SA	3.000%	3/27/31	EUR	1,900	1,977
	Abertis Infraestructuras SA	1.875%	3/26/32	EUR	3,200	2,988
	Acciona Energia Financiacion Filiales SA	1.375%	1/26/32	EUR	3,000	2,820
	ACS Servicios Comunicaciones y Energia SA	1.875%	4/20/26	EUR	2,000	2,065
	Amadeus IT Group SA	1.875%	9/24/28	EUR	4,000	4,102
	AYT Cedulas Cajas Global FTA	4.250%	10/25/23	EUR	700	776
	AYT Cedulas Cajas Global FTA	4.750%	5/25/27	EUR	5,800	7,012
	AyT Cedulas Cajas X Fondo de Titulizacion de Activos	3.750%	6/30/25	EUR	5,400	6,098
	Banco Bilbao Vizcaya Argentaria SA	1.125%	2/28/24	EUR	1,600	1,686
	Banco Bilbao Vizcaya Argentaria SA	2.250%	6/12/24	EUR	1,600	1,731
	Banco Bilbao Vizcaya Argentaria SA	0.375%	10/2/24	EUR	1,600	1,645
	Banco Bilbao Vizcaya Argentaria SA	4.000%	2/25/25	EUR	3,800	4,315
	Banco Bilbao Vizcaya Argentaria SA	0.875%	11/22/26	EUR	8,200	8,424
	Banco Bilbao Vizcaya Argentaria SA	0.500%	1/14/27	EUR	5,700	5,523
	Banco Bilbao Vizcaya Argentaria SA	3.500%	2/10/27	EUR	3,700	3,992
	Banco Bilbao Vizcaya Argentaria SA	1.000%	1/16/30	EUR	11,500	11,456
	Banco de Sabadell SA	0.125%	10/20/23	EUR	4,200	4,393
	Banco de Sabadell SA	1.625%	3/7/24	EUR	10,200	10,742
	Banco de Sabadell SA	0.625%	6/10/24	EUR	16,700	17,465
	Banco de Sabadell SA	1.125%	3/11/27	EUR	8,600	8,611
	Banco Santander SA	0.750%	6/12/23	CHF	2,410	2,489
	Banco Santander SA	2.750%	9/12/23	GBP	2,800	3,505
	Banco Santander SA	1.375%	7/31/24	GBP	2,100	2,544
	Banco Santander SA	1.125%	11/27/24	EUR	7,800	8,216
	Banco Santander SA	0.463%	12/5/24	JPY	1,100,000	8,516
	Banco Santander SA	1.125%	1/17/25	EUR	2,100	2,182
	Banco Santander SA	2.500%	3/18/25	EUR	5,300	5,630
	Banco Santander SA	1.000%	4/7/25	EUR	23,500	24,577
	Banco Santander SA	1.375%	1/5/26	EUR	3,300	3,386
	Banco Santander SA	1.500%	1/25/26	EUR	14,200	15,028
	Banco Santander SA	3.875%	2/6/26	EUR	300	345
	Banco Santander SA	3.250%	4/4/26	EUR	5,100	5,519
	Banco Santander SA	0.300%	10/4/26	EUR	5,400	5,296
	Banco Santander SA	0.500%	2/4/27	EUR	2,700	2,609
	Banco Santander SA	0.500%	3/24/27	EUR	7,200	7,069
	Banco Santander SA	4.625%	5/4/27	EUR	800	971
	Banco Santander SA	2.125%	2/8/28	EUR	1,300	1,303
	Banco Santander SA	0.200%	2/11/28	EUR	4,000	3,753
	Banco Santander SA	0.310%	6/9/28	CHF	4,665	4,443
51

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Banco Santander SA	1.125%	10/25/28	EUR	2,800	2,868
Banco Santander SA	0.875%	5/9/31	EUR	5,500	5,360
Banco Santander SA	0.100%	2/27/32	EUR	8,600	7,670
Banco Santander SA	2.000%	11/27/34	EUR	6,300	6,683
Bankinter SA	1.000%	2/5/25	EUR	4,500	4,713
Bankinter SA	1.250%	2/7/28	EUR	400	413
CaixaBank SA	1.750%	10/24/23	EUR	5,400	5,753
CaixaBank SA	2.375%	2/1/24	EUR	3,600	3,869
CaixaBank SA	2.625%	3/21/24	EUR	3,000	3,261
CaixaBank SA	1.125%	5/17/24	EUR	4,300	4,511
CaixaBank SA	4.000%	2/3/25	EUR	6,700	7,590
CaixaBank SA	3.875%	2/17/25	EUR	9,200	10,401
CaixaBank SA	0.625%	3/27/25	EUR	9,800	10,139
CaixaBank SA	1.000%	9/25/25	EUR	6,100	6,343
CaixaBank SA	1.125%	3/27/26	EUR	5,400	5,483
CaixaBank SA	1.375%	6/19/26	EUR	2,700	2,725
CaixaBank SA	0.750%	7/9/26	EUR	13,400	13,287
CaixaBank SA	0.750%	7/10/26	EUR	9,400	9,478
CaixaBank SA	1.125%	11/12/26	EUR	2,700	2,675
CaixaBank SA	1.250%	1/11/27	EUR	400	416
CaixaBank SA	1.000%	1/17/28	EUR	2,900	2,957
CaixaBank SA	0.750%	5/26/28	EUR	9,800	9,359
CaixaBank SA	2.750%	7/14/28	EUR	2,100	2,231
CaixaBank SA	2.250%	4/17/30	EUR	7,600	7,779
CaixaBank SA	4.125%	3/24/36	EUR	2,550	3,355
Caja Rural de Navarra SCC	0.875%	5/8/25	EUR	3,400	3,531
Cajamar Caja Rural SCC	0.875%	6/18/23	EUR	8,200	8,686
Canal de Isabel II Gestion SA	1.680%	2/26/25	EUR	1,900	1,996
Cedulas TDA 6 Fondo de Titulizacion de Activos	3.875%	5/23/25	EUR	600	680
Criteria Caixa SA	1.500%	5/10/23	EUR	1,400	1,489
Criteria Caixa SA	0.875%	10/28/27	EUR	3,400	3,288
Enagas Financiaciones SA	1.000%	3/25/23	EUR	100	106
Enagas Financiaciones SA	1.250%	2/6/25	EUR	2,800	2,943
Enagas Financiaciones SA	1.375%	5/5/28	EUR	100	103
Eurocaja Rural SCC	0.875%	5/27/24	EUR	2,700	2,836
FCC Aqualia SA	2.629%	6/8/27	EUR	1,207	1,266
Ferrovial Emisiones SA	2.500%	7/15/24	EUR	2,700	2,925
Iberdrola Finanzas SA	7.375%	1/29/24	GBP	2,500	3,390
Iberdrola Finanzas SA	1.000%	3/7/24	EUR	1,600	1,692
Iberdrola Finanzas SA	1.000%	3/7/25	EUR	200	209
Iberdrola Finanzas SA	0.875%	6/16/25	EUR	6,500	6,760
Iberdrola Finanzas SA	1.621%	11/29/29	EUR	2,000	2,106
Iberdrola International BV	1.750%	9/17/23	EUR	5,400	5,789
Iberdrola International BV	1.875%	10/8/24	EUR	300	322
Iberdrola International BV	0.375%	9/15/25	EUR	9,000	9,174
Iberdrola International BV	1.125%	4/21/26	EUR	2,300	2,398
Iberdrola International BV	1.874%	12/31/99	EUR	14,700	14,372
Iberdrola International BV	1.875%	12/31/99	EUR	500	527
Iberdrola International BV	3.250%	12/31/99	EUR	4,000	4,227
Inmobiliaria Colonial Socimi SA	1.450%	10/28/24	EUR	2,400	2,511
Inmobiliaria Colonial Socimi SA	1.625%	11/28/25	EUR	4,500	4,682
Inmobiliaria Colonial Socimi SA	2.000%	4/17/26	EUR	2,100	2,195
Inmobiliaria Colonial Socimi SA	2.500%	11/28/29	EUR	2,000	2,065
Mapfre SA	1.625%	5/19/26	EUR	1,000	1,044
52

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Mapfre SA	4.375%	3/31/47	EUR	2,400	2,568
Mapfre SA	4.125%	9/7/48	EUR	3,800	3,997
Merlin Properties Socimi SA	1.750%	5/26/25	EUR	5,306	5,536
Merlin Properties Socimi SA	1.375%	6/1/30	EUR	5,600	4,993
Merlin Properties Socimi SA	1.875%	12/4/34	EUR	3,200	2,686
Naturgy Capital Markets SA	1.125%	4/11/24	EUR	2,400	2,530
Naturgy Finance BV	2.875%	3/11/24	EUR	2,100	2,286
Naturgy Finance BV	0.875%	5/15/25	EUR	1,700	1,761
Naturgy Finance BV	1.250%	4/19/26	EUR	4,800	4,955
Naturgy Finance BV	1.375%	1/19/27	EUR	100	103
Naturgy Finance BV	1.500%	1/29/28	EUR	1,400	1,438
Naturgy Finance BV	0.750%	11/28/29	EUR	3,400	3,255
NorteGas Energia Distribucion SAU	0.918%	9/28/22	EUR	300	317
NorteGas Energia Distribucion SAU	2.065%	9/28/27	EUR	5,761	5,933
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	3/28/27	EUR	4,600	5,464
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	4/10/31	EUR	10,800	13,665
Prosegur Cash SA	1.375%	2/4/26	EUR	800	816
Red Electrica Financiaciones SAU	2.125%	7/1/23	EUR	3,700	3,983
Red Electrica Financiaciones SAU	1.125%	4/24/25	EUR	200	210
Red Electrica Financiaciones SAU	1.000%	4/21/26	EUR	400	416
Red Electrica Financiaciones SAU	1.250%	3/13/27	EUR	400	418
Redexis Gas Finance BV	1.875%	5/28/25	EUR	3,200	3,373
Redexis Gas Finance BV	1.875%	4/27/27	EUR	2,304	2,335
Repsol Europe Finance Sarl	0.875%	7/6/33	EUR	3,400	2,963
Repsol International Finance BV	2.250%	12/10/26	EUR	5,500	5,966
Repsol International Finance BV	0.250%	8/2/27	EUR	800	781
Santander Consumer Finance SA	0.875%	5/30/23	EUR	1,700	1,798
Santander Consumer Finance SA	1.125%	10/9/23	EUR	8,200	8,667
Santander Consumer Finance SA	1.000%	2/27/24	EUR	6,000	6,305
Santander Consumer Finance SA	0.375%	6/27/24	EUR	5,400	5,577
Santander Consumer Finance SA	0.375%	1/17/25	EUR	4,900	4,993
Santander Consumer Finance SA	0.500%	1/14/27	EUR	10,000	9,797
Telefonica Emisiones SA	1.069%	2/5/24	EUR	9,500	10,074
Telefonica Emisiones SA	5.375%	2/2/26	GBP	643	873
Telefonica Emisiones SA	1.460%	4/13/26	EUR	2,100	2,211
Telefonica Emisiones SA	1.447%	1/22/27	EUR	6,500	6,791
Telefonica Emisiones SA	2.318%	10/17/28	EUR	500	540
Telefonica Emisiones SA	1.788%	3/12/29	EUR	4,600	4,799
Telefonica Emisiones SA	5.445%	10/8/29	GBP	1,850	2,598
Telefonica Emisiones SA	2.932%	10/17/29	EUR	6,100	6,797
Telefonica Emisiones SA	0.664%	2/3/30	EUR	7,000	6,635
Telefonica Emisiones SA	1.807%	5/21/32	EUR	4,600	4,608
Telefonica Emisiones SA	1.864%	7/13/40	EUR	4,300	3,940
Telefonica Europe BV	5.875%	2/14/33	EUR	2,870	3,975
					648,613
Sweden (1.0%)
Akelius Residential Property AB	1.125%	3/14/24	EUR	6,530	6,828
Akelius Residential Property AB	1.750%	2/7/25	EUR	823	861
Akelius Residential Property AB	2.375%	8/15/25	GBP	1,645	2,015
Akelius Residential Property Financing BV	1.125%	1/11/29	EUR	3,195	2,927
Akelius Residential Property Financing BV	0.750%	2/22/30	EUR	6,438	5,532
Alfa Laval Treasury International AB	1.375%	2/18/29	EUR	1,000	992
Atlas Copco AB	0.625%	8/30/26	EUR	330	334
53

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Balder Finland OYJ	1.000%	1/18/27	EUR	1,000	968
Balder Finland OYJ	1.375%	5/24/30	EUR	4,829	4,254
Castellum Helsinki Finance Holding Abp	0.875%	9/17/29	EUR	1,770	1,497
Danske Hypotek AB	1.000%	12/21/22	SEK	109,000	11,122
Essity AB	1.125%	3/27/24	EUR	932	984
Essity AB	1.625%	3/30/27	EUR	878	912
Essity AB	0.250%	2/8/31	EUR	6,816	5,917
Fastighets AB Balder	1.875%	3/14/25	EUR	100	104
Fastighets AB Balder	1.875%	1/23/26	EUR	4,939	5,077
Fastighets AB Balder	1.125%	1/29/27	EUR	1,188	1,152
Fastighets AB Balder	1.250%	1/28/28	EUR	3,043	2,860
Heimstaden Bostad Treasury BV	1.375%	3/3/27	EUR	4,548	4,451
Heimstaden Bostad Treasury BV	1.000%	4/13/28	EUR	3,309	3,040
Heimstaden Bostad Treasury BV	0.750%	9/6/29	EUR	2,977	2,561
Heimstaden Bostad Treasury BV	1.625%	10/13/31	EUR	7,938	6,890
Investor AB	4.500%	5/12/23	EUR	1,096	1,202
Investor AB	0.375%	10/29/35	EUR	1,000	808
Lansforsakringar Bank AB	0.875%	9/25/23	EUR	100	106
Lansforsakringar Hypotek AB	1.250%	9/20/23	SEK	301,700	30,676
Lansforsakringar Hypotek AB	0.375%	3/14/24	EUR	767	801
Lansforsakringar Hypotek AB	1.500%	9/18/24	SEK	87,700	8,827
Lansforsakringar Hypotek AB	1.000%	9/15/27	SEK	444,100	41,826
Molnlycke Holding AB	1.875%	2/28/25	EUR	2,743	2,890
Nordea Hypotek AB	1.250%	9/20/23	SEK	274,400	27,984
Nordea Hypotek AB	1.000%	9/18/24	SEK	746,700	75,109
Nordea Hypotek AB	0.500%	9/16/26	SEK	80,400	7,551
Nordea Hypotek AB	1.000%	6/16/27	SEK	360,000	33,964
Sagax AB	2.250%	3/13/25	EUR	1,609	1,681
Sagax Euro Mtn NL BV	0.750%	1/26/28	EUR	2,414	2,156
Samhallsbyggnadsbolaget i Norden AB	1.750%	1/14/25	EUR	2,700	2,714
Samhallsbyggnadsbolaget i Norden AB	1.000%	8/12/27	EUR	3,787	3,356
SBB Treasury OYJ	0.750%	12/14/28	EUR	5,487	4,431
SBB Treasury OYJ	1.125%	11/26/29	EUR	2,400	1,907
Skandinaviska Enskilda Banken AB	1.000%	12/20/23	SEK	108,000	10,900
Skandinaviska Enskilda Banken AB	1.000%	12/18/24	SEK	24,000	2,390
Skandinaviska Enskilda Banken AB	1.000%	12/17/25	SEK	128,000	12,454
Skandinaviska Enskilda Banken AB	0.375%	2/9/26	EUR	10,975	11,151
Skandinaviska Enskilda Banken AB	0.375%	2/11/27	EUR	3,841	3,754
Skandinaviska Enskilda Banken AB	0.750%	11/15/27	EUR	603	609
Skandinaviska Enskilda Banken AB	0.375%	6/21/28	EUR	8,048	7,535
Skandinaviska Enskilda Banken AB	1.375%	10/31/28	EUR	17,326	18,195
Skandinaviska Enskilda Banken AB	0.625%	11/12/29	EUR	5,487	5,082
Skandinaviska Enskilda Banken AB	1.000%	12/19/29	SEK	80,000	7,180
SKF AB	0.250%	2/15/31	EUR	1,006	872
Stadshypotek AB	1.500%	6/1/23	SEK	317,000	32,425
Stadshypotek AB	0.375%	2/21/24	EUR	3,785	3,958
Stadshypotek AB	1.500%	3/1/24	SEK	191,000	19,391
Stadshypotek AB	1.500%	12/3/24	SEK	668,000	67,195
Stadshypotek AB	0.500%	7/11/25	EUR	1,645	1,693
Stadshypotek AB	0.375%	3/13/26	EUR	18,196	18,475
Stadshypotek AB	0.500%	6/1/26	SEK	610,000	57,333
Stadshypotek AB	0.125%	10/5/26	EUR	400	398
Stadshypotek AB	0.750%	11/1/27	EUR	3,841	3,890
Stadshypotek AB	2.000%	9/1/28	SEK	54,000	5,373
Svenska Handelsbanken AB	0.125%	6/18/24	EUR	2,743	2,835
54

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Svenska Handelsbanken AB	1.000%	4/15/25	EUR	10,340	10,772
Svenska Handelsbanken AB	0.050%	9/3/26	EUR	5,542	5,397
Svenska Handelsbanken AB	1.625%	3/5/29	EUR	3,137	3,281
Svenska Handelsbanken AB	0.500%	2/18/30	EUR	5,487	4,995
Sveriges Sakerstallda Obligationer AB	1.000%	6/12/24	SEK	190,000	19,078
Sveriges Sakerstallda Obligationer AB	0.500%	1/29/25	EUR	6,035	6,250
Sveriges Sakerstallda Obligationer AB	0.500%	6/11/25	SEK	412,000	39,918
Sveriges Sakerstallda Obligationer AB	0.625%	10/30/25	EUR	2,743	2,823
Sveriges Sakerstallda Obligationer AB	2.000%	6/17/26	SEK	64,000	6,395
Sveriges Sakerstallda Obligationer AB	0.875%	3/29/27	EUR	518	530
Swedbank AB	0.400%	8/29/23	EUR	2,799	2,943
Swedbank AB	0.750%	5/5/25	EUR	3,292	3,399
Swedbank AB	0.250%	11/2/26	EUR	5,633	5,545
Swedbank AB	0.300%	5/20/27	EUR	23,038	22,533
Swedbank AB	1.000%	11/22/27	EUR	3,237	3,412
Swedbank AB	1.375%	12/8/27	GBP	1,389	1,585
Swedbank AB	0.200%	1/12/28	EUR	15,841	14,693
Swedbank AB	1.500%	9/18/28	EUR	1,609	1,688
Swedbank Hypotek AB	1.000%	12/20/23	SEK	219,600	22,080
Swedbank Hypotek AB	0.400%	5/8/24	EUR	2,743	2,860
Swedbank Hypotek AB	1.000%	9/18/24	SEK	500,000	49,498
Swedbank Hypotek AB	0.500%	2/5/26	EUR	5,487	5,605
Tele2 AB	1.125%	5/15/24	EUR	4,554	4,787
Tele2 AB	2.125%	5/15/28	EUR	1,792	1,866
Tele2 AB	0.750%	3/23/31	EUR	804	723
Telia Co. AB	3.625%	2/14/24	EUR	100	110
Telia Co. AB	3.875%	10/1/25	EUR	1,096	1,243
Telia Co. AB	3.000%	9/7/27	EUR	100	112
Telia Co. AB	0.125%	11/27/30	EUR	2,045	1,816
Telia Co. AB	2.125%	2/20/34	EUR	6,639	6,673
Telia Co. AB	1.625%	2/23/35	EUR	100	94
Telia Co. AB	1.375%	5/11/81	EUR	2,000	1,992
Vattenfall AB	0.050%	10/15/25	EUR	3,237	3,241
Vattenfall AB	6.875%	4/15/39	GBP	2,743	4,912
					875,204
Switzerland (1.1%)
ABB Finance BV	0.000%	1/19/30	EUR	2,684	2,417
Adecco International Financial Services BV	1.000%	12/2/24	EUR	548	573
Argentum Netherlands BV for Givaudan SA	2.000%	9/17/30	EUR	4,600	4,718
Argentum Netherlands BV for Swiss Life AG	4.375%	12/29/49	EUR	4,939	5,353
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	3.500%	10/1/46	EUR	19,593	21,096
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	2.750%	2/19/49	EUR	1,096	1,114
Basellandschaftliche Kantonalbank	0.000%	3/23/23	CHF	3,290	3,387
Basellandschaftliche Kantonalbank	0.375%	5/13/30	CHF	2,740	2,615
Basler Kantonalbank	0.375%	8/10/23	CHF	2,905	3,000
Basler Kantonalbank	0.300%	6/22/27	CHF	2,465	2,441
Cloverie plc for Zurich Insurance Co. Ltd.	1.750%	9/16/24	EUR	2,963	3,158
Credit Suisse AG	1.000%	6/7/23	EUR	2,963	3,143
Credit Suisse AG	0.250%	1/5/26	EUR	7,000	6,896
Credit Suisse AG	1.500%	4/10/26	EUR	518	533
Credit Suisse Group AG	1.250%	7/17/25	EUR	3,841	3,939
Credit Suisse Group AG	2.125%	9/12/25	GBP	7,847	9,479
Credit Suisse Group AG	3.250%	4/2/26	EUR	20,303	21,609
55

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Credit Suisse Group AG	1.000%	6/24/27	EUR	13,752	13,312
Credit Suisse Group AG	0.650%	1/14/28	EUR	15,975	14,892
Credit Suisse Group AG	2.250%	6/9/28	GBP	5,579	6,390
Credit Suisse Group AG	0.650%	9/10/29	EUR	10,477	9,134
Credit Suisse Group AG	0.625%	1/18/33	EUR	12,000	9,263
Credit Suisse Schweiz AG	0.000%	7/31/25	CHF	6,250	6,280
ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/47	EUR	3,292	3,500
ELM BV for Swiss Reinsurance Co. Ltd.	2.600%	12/29/49	EUR	9,301	9,530
Firmenich Productions Participations SAS	1.375%	10/30/26	EUR	5,487	5,634
Firmenich Productions Participations SAS	1.750%	4/30/30	EUR	5,487	5,496
Givaudan Finance Europe BV	1.000%	4/22/27	EUR	5,487	5,611
Helvetia Europe SA	2.750%	9/30/41	EUR	7,243	6,947
Holcim Finance Luxembourg SA	1.375%	5/26/23	EUR	5,761	6,118
Holcim Finance Luxembourg SA	3.000%	1/22/24	EUR	3,072	3,350
Holcim Finance Luxembourg SA	2.375%	4/9/25	EUR	200	215
Holcim Finance Luxembourg SA	0.500%	11/29/26	EUR	2,414	2,373
Holcim Finance Luxembourg SA	2.250%	5/26/28	EUR	5,688	5,984
Holcim Finance Luxembourg SA	0.625%	4/6/30	EUR	2,414	2,193
Holcim Finance Luxembourg SA	0.500%	9/3/30	EUR	3,501	3,090
Holcim Finance Luxembourg SA	0.500%	4/23/31	EUR	8,231	7,098
Holcim Finance Luxembourg SA	0.625%	1/19/33	EUR	2,000	1,651
Holcim Sterling Finance Netherlands BV	3.000%	5/12/32	GBP	518	601
Holcim Sterling Finance Netherlands BV	2.250%	4/4/34	GBP	1,000	1,043
Luzerner Kantonalbank AG	1.125%	6/30/23	CHF	4,390	4,575
Nestle Finance International Ltd.	2.250%	11/30/23	GBP	494	621
Nestle Finance International Ltd.	0.375%	1/18/24	EUR	6,581	6,908
Nestle Finance International Ltd.	0.000%	11/12/24	EUR	8,048	8,262
Nestle Finance International Ltd.	1.250%	11/2/29	EUR	1,645	1,691
Nestle Finance International Ltd.	1.500%	4/1/30	EUR	5,487	5,699
Nestle Finance International Ltd.	0.000%	3/3/33	EUR	4,771	4,083
Nestle Finance International Ltd.	1.750%	11/2/37	EUR	3,347	3,335
Nestle Finance International Ltd.	0.375%	12/3/40	EUR	3,841	2,860
Nestle Finance International Ltd.	0.875%	6/14/41	EUR	5,633	4,534
Novartis AG	0.625%	11/13/29	CHF	1,505	1,458
Novartis Finance SA	0.500%	8/14/23	EUR	2,743	2,902
Novartis Finance SA	0.125%	9/20/23	EUR	11,029	11,585
Novartis Finance SA	1.625%	11/9/26	EUR	2,743	2,922
Novartis Finance SA	0.625%	9/20/28	EUR	100	99
Novartis Finance SA	1.375%	8/14/30	EUR	4,444	4,523
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	7/5/22	CHF	9,600	9,880
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	8/15/22	CHF	4,110	4,249
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.125%	6/28/23	CHF	33,470	35,279
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.250%	9/29/23	CHF	3,825	3,998
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.375%	1/25/24	CHF	1,915	2,042
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	2/14/24	CHF	4,390	4,602
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	3/25/24	CHF	2,740	2,807
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/21/24	CHF	5,810	6,050
56

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	10/15/25	CHF	2,740	2,783
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	1/26/26	CHF	4,390	4,448
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	3/30/26	CHF	6,525	7,151
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	9/18/26	CHF	5,870	5,878
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.750%	12/15/26	CHF	1,645	1,834
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	1/18/27	CHF	14,970	14,940
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	2/16/27	CHF	1,095	1,210
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	5/12/27	CHF	13,715	13,717
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	6/15/27	CHF	17,500	17,136
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	5/5/28	CHF	4,390	4,363
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/10/28	CHF	2,740	2,699
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	9/6/28	CHF	15,360	14,845
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	10/9/28	CHF	8,225	8,200
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	1/22/29	CHF	24,160	23,793
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	5/8/29	CHF	4,110	3,924
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/15/29	CHF	8,225	8,061
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	9/20/29	CHF	1,095	1,138
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	4/15/30	CHF	5,485	5,200
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.625%	7/3/30	CHF	1,095	1,155
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	5/16/31	CHF	1,915	1,845
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	7/15/31	CHF	5,070	4,646
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.875%	9/15/31	CHF	18,935	20,277
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	12/19/31	CHF	7,000	6,369
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/12/32	CHF	4,110	4,052
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.250%	8/13/32	CHF	5,595	6,195
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	11/19/32	CHF	10,450	9,334
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	4/25/33	CHF	2,740	2,575
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	8/2/33	CHF	9,600	9,866
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	5/7/35	CHF	1,095	1,033
57

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	10/5/35	CHF	2,740	2,443
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/14/36	CHF	2,220	1,879
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/23/37	CHF	2,190	1,955
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	6/25/37	CHF	3,015	2,791
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/8/39	CHF	4,555	3,790
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	12/5/40	CHF	2,740	2,768
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/17/41	CHF	4,515	3,808
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/6/42	CHF	5,485	4,332
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.250%	6/16/23	CHF	5,755	6,073
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	7/25/23	CHF	9,320	9,587
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.375%	8/30/23	CHF	4,110	4,246
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	3/12/24	CHF	8,225	8,428
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.750%	4/15/24	CHF	545	564
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	6/14/24	CHF	17,835	18,187
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.750%	9/23/24	CHF	1,205	1,246
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	12/2/24	CHF	8,225	8,368
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	7/28/25	CHF	2,740	2,801
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.000%	10/30/25	CHF	1,645	1,766
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	12/1/25	CHF	7,875	7,968
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.625%	6/17/26	CHF	3,840	4,075
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.050%	11/6/26	CHF	5,485	5,433
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	1/27/27	CHF	8,045	7,923
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.375%	3/19/27	CHF	4,390	4,616
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	2/11/28	CHF	670	659
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	3/13/28	CHF	9,655	9,346
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.000%	9/22/28	CHF	2,740	2,802
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	4/9/29	CHF	19,020	18,442
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.500%	5/21/29	CHF	6,410	6,731
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.625%	7/16/29	CHF	13,165	12,992
58

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	4/30/30	CHF	2,740	2,649
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	7/19/30	CHF	20,495	18,957
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	9/20/30	CHF	9,600	9,231
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.550%	1/29/31	CHF	5,210	5,008
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	6/6/31	CHF	4,110	3,839
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	9/2/31	CHF	3,840	3,507
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.650%	2/15/33	CHF	5,485	5,172
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	5/15/34	CHF	3,290	2,996
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	7/13/35	CHF	8,225	7,064
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.600%	12/11/35	CHF	7,130	6,434
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	2/15/36	CHF	16,095	13,272
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.700%	3/4/39	CHF	2,740	2,427
Richemont International Holding SA	1.000%	3/26/26	EUR	8,450	8,754
Richemont International Holding SA	1.125%	5/26/32	EUR	6,816	6,601
Richemont International Holding SA	2.000%	3/26/38	EUR	8,450	8,504
Richemont International Holding SA	1.625%	5/26/40	EUR	5,487	5,092
Roche Finance Europe BV	0.875%	2/25/25	EUR	518	547
SIX Finance Luxembourg SA	0.010%	12/2/25	EUR	5,000	4,989
Swiss Re Finance Luxembourg SA	2.534%	4/30/50	EUR	6,000	5,855
Swisscom AG	1.750%	7/10/24	CHF	1,095	1,152
Tyco Electronics Group SA	0.000%	2/14/25	EUR	3,456	3,503
Tyco Electronics Group SA	0.000%	2/16/29	EUR	5,044	4,607
UBS AG	0.500%	3/31/31	EUR	7,000	6,243
UBS Group AG	2.125%	3/4/24	EUR	400	428
UBS Group AG	1.500%	11/30/24	EUR	4,225	4,487
UBS Group AG	1.250%	4/17/25	EUR	11,523	12,063
UBS Group AG	0.250%	1/29/26	EUR	2,743	2,763
UBS Group AG	1.250%	9/1/26	EUR	14,541	14,771
UBS Group AG	0.250%	2/24/28	EUR	6,816	6,352
UBS Group AG	0.250%	11/5/28	EUR	10,841	10,158
UBS Group AG	0.875%	11/3/31	EUR	4,024	3,595
Zuercher Kantonalbank	0.250%	1/27/26	CHF	2,740	2,756
Zuercher Kantonalbank	0.125%	5/13/26	CHF	900	898
Zurich Finance Australia Ltd.	3.477%	5/31/23	AUD	470	334
Zurich Finance Ireland Designated Activity Co.	1.625%	6/17/39	EUR	8,231	7,263
					937,097
United Arab Emirates (0.0%)
DP World Ltd.	2.375%	9/25/26	EUR	300	314
DP World Ltd.	4.250%	9/25/30	GBP	1,096	1,403
Emirates NBD Bank PJSC	4.750%	2/9/28	AUD	1,690	1,193
Emirates NBD Bank PJSC	3.050%	2/26/30	AUD	1,260	785
Emirates Telecommunications Group Co. PJSC	2.750%	6/18/26	EUR	6,255	6,811
First Abu Dhabi Bank PJSC	0.125%	2/16/26	EUR	2,253	2,212
59

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
MDGH - GMTN BV	3.625%	5/30/23	EUR	1,645	1,787
MDGH - GMTN BV	6.875%	3/14/26	GBP	415	588
					15,093
United Kingdom (2.5%)
3i Group plc	5.750%	12/3/32	GBP	2,743	4,005
A2Dominion Housing Group Ltd.	3.500%	11/15/28	GBP	3,402	4,310
AA Bond Co. Ltd.	6.269%	7/2/43	GBP	1,096	1,456
ABP Finance plc	6.250%	12/14/26	GBP	2,359	3,359
Admiral Group plc	5.500%	7/25/24	GBP	1,316	1,718
Affinity Sutton Capital Markets plc	4.250%	10/8/42	GBP	823	1,156
Affinity Water Finance 2004 plc	5.875%	7/13/26	GBP	3,996	5,626
Affinity Water Finance plc	4.500%	3/31/36	GBP	2,469	3,469
Affordable Housing Finance plc	3.800%	5/20/44	GBP	2,743	4,030
Affordable Housing Finance plc	2.893%	8/11/45	GBP	1,466	1,904
Anchor Hanover Group	2.000%	7/21/51	GBP	1,609	1,500
Anglian Water Services Financing plc	6.875%	8/21/23	GBP	2,359	3,130
Anglian Water Services Financing plc	1.625%	8/10/25	GBP	2,589	3,143
Anglian Water Services Financing plc	4.500%	2/22/26	GBP	1,719	2,287
Anglian Water Services Financing plc	2.625%	6/15/27	GBP	3,475	4,309
Anglian Water Services Financing plc	4.500%	10/5/27	GBP	1,532	2,073
Anglian Water Services Financing plc	6.625%	1/15/29	GBP	399	611
Annington Funding plc	1.650%	7/12/24	EUR	2,085	2,177
Annington Funding plc	2.646%	7/12/25	GBP	1,645	2,019
Annington Funding plc	3.685%	7/12/34	GBP	4,005	4,807
Annington Funding plc	3.935%	7/12/47	GBP	3,187	3,742
Arqiva Financing plc	4.882%	12/31/32	GBP	2,729	3,681
Artesian Finance II plc	6.000%	9/30/33	GBP	1,494	2,410
Aspire Defence Finance plc	4.674%	3/31/40	GBP	2,051	2,971
Aspire Defence Finance plc	4.674%	3/31/40	GBP	2,209	3,209
Assura Financing plc	1.625%	6/30/33	GBP	1,000	1,057
Aster Treasury plc	4.500%	12/18/43	GBP	1,481	2,172
AstraZeneca plc	0.750%	5/12/24	EUR	10,000	10,522
AstraZeneca plc	1.250%	5/12/28	EUR	100	103
AstraZeneca plc	0.375%	6/3/29	EUR	15,000	14,183
AstraZeneca plc	5.750%	11/13/31	GBP	2,194	3,393
Aviva plc	0.625%	10/27/23	EUR	548	577
Aviva plc	1.875%	11/13/27	EUR	2,194	2,307
Aviva plc	4.000%	10/2/30	CAD	1,363	969
Aviva plc	6.125%	7/5/43	EUR	1,316	1,465
Aviva plc	3.875%	7/3/44	EUR	1,349	1,466
Aviva plc	3.375%	12/4/45	EUR	3,292	3,530
Aviva plc	4.375%	9/12/49	GBP	2,738	3,409
Aviva plc	5.125%	6/4/50	GBP	1,096	1,414
Aviva plc	4.000%	6/3/55	GBP	2,071	2,382
Aviva plc	6.875%	5/20/58	GBP	4,769	7,565
Babcock International Group plc	1.750%	10/6/22	EUR	1,292	1,367
Babcock International Group plc	1.875%	10/5/26	GBP	2,194	2,547
Babcock International Group plc	1.375%	9/13/27	EUR	383	369
Bank of Scotland plc	4.875%	12/20/24	GBP	767	1,027
Barclays plc	1.500%	9/3/23	EUR	100	107
Barclays plc	3.125%	1/17/24	GBP	3,785	4,733
Barclays plc	3.375%	4/2/25	EUR	4,667	5,063
Barclays plc	1.375%	1/24/26	EUR	5,453	5,627
Barclays plc	3.000%	5/8/26	GBP	6,035	7,374
Barclays plc	3.250%	2/12/27	GBP	12,424	15,197
60

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Barclays plc	2.166%	6/23/27	CAD	1,609	1,228
	Barclays plc	0.877%	1/28/28	EUR	10,500	10,121
	Barclays plc	0.577%	8/9/29	EUR	20,548	18,692
	Barclays plc	3.750%	11/22/30	GBP	4,939	6,077
	Barclays plc	1.125%	3/22/31	EUR	3,621	3,503
	Barclays plc	1.106%	5/12/32	EUR	8,048	7,104
	Barclays plc	3.250%	1/17/33	GBP	400	467
	BAT Capital Corp.	2.125%	8/15/25	GBP	713	848
	BAT International Finance plc	2.375%	1/19/23	EUR	100	107
	BAT International Finance plc	0.875%	10/13/23	EUR	4,727	4,971
	BAT International Finance plc	2.750%	3/25/25	EUR	3,292	3,539
	BAT International Finance plc	1.250%	3/13/27	EUR	4,307	4,171
	BAT International Finance plc	2.250%	6/26/28	GBP	10,000	10,984
	BAT International Finance plc	2.250%	1/16/30	EUR	9,877	9,237
	BAT International Finance plc	6.000%	11/24/34	GBP	5,387	6,948
	BAT International Finance plc	5.750%	7/5/40	GBP	321	382
	BAT International Finance plc	2.250%	9/9/52	GBP	3,841	2,562
	BAT Netherlands Finance BV	2.375%	10/7/24	EUR	5,487	5,847
	BAT Netherlands Finance BV	3.125%	4/7/28	EUR	3,877	4,005
	Bazalgette Finance plc	2.375%	11/29/27	GBP	658	808
	Beyond Housing Ltd.	2.125%	5/17/51	GBP	3,219	3,161
	BG Energy Capital plc	5.125%	12/1/25	GBP	3,296	4,447
	BG Energy Capital plc	2.250%	11/21/29	EUR	5,712	5,959
	Blend Funding plc	2.922%	4/5/56	GBP	4,655	5,216
	BP Capital Markets BV	0.933%	12/4/40	EUR	3,841	2,866
	BP Capital Markets BV	1.467%	9/21/41	EUR	3,219	2,617
	BP Capital Markets plc	1.177%	8/12/23	GBP	1,701	2,105
	BP Capital Markets plc	1.876%	4/7/24	EUR	5,072	5,417
	BP Capital Markets plc	0.900%	7/3/24	EUR	4,847	5,071
	BP Capital Markets plc	0.830%	9/19/24	EUR	4,390	4,581
	BP Capital Markets plc	2.030%	2/14/25	GBP	713	877
	BP Capital Markets plc	1.953%	3/3/25	EUR	3,950	4,216
	BP Capital Markets plc	3.470%	5/15/25	CAD	1,399	1,078
	BP Capital Markets plc	1.077%	6/26/25	EUR	2,908	3,023
	BP Capital Markets plc	2.972%	2/27/26	EUR	2,853	3,156
	BP Capital Markets plc	2.274%	7/3/26	GBP	4,575	5,604
	BP Capital Markets plc	2.213%	9/25/26	EUR	7,133	7,684
	BP Capital Markets plc	1.573%	2/16/27	EUR	9,098	9,452
	BP Capital Markets plc	0.831%	11/8/27	EUR	8,231	8,196
	BP Capital Markets plc	2.519%	4/7/28	EUR	5,633	6,106
	BP Capital Markets plc	2.822%	4/7/32	EUR	7,901	8,573
	BP Capital Markets plc	1.104%	11/15/34	EUR	4,000	3,469
	BP Capital Markets plc	3.250%	12/31/99	EUR	4,829	4,875
	BP Capital Markets plc	3.625%	12/31/99	EUR	9,511	9,297
	BP Capital Markets plc	4.250%	12/31/99	GBP	5,487	6,567
	BPHA Finance plc	4.816%	4/11/44	GBP	713	1,090
	British Land Co. plc	2.375%	9/14/29	GBP	987	1,160
	British Telecommunications plc	0.875%	9/26/23	EUR	2,194	2,319
	British Telecommunications plc	1.500%	6/23/27	EUR	5,487	5,619
	British Telecommunications plc	2.125%	9/26/28	EUR	100	104
	British Telecommunications plc	5.750%	12/7/28	GBP	2,210	3,087
	British Telecommunications plc	3.125%	11/21/31	GBP	300	355
	British Telecommunications plc	6.375%	6/23/37	GBP	2,165	3,235
[1]	Broadgate Financing plc	4.999%	10/5/33	GBP	3,565	4,812
	Bromford Housing Group Ltd.	3.125%	5/3/48	GBP	1,043	1,270
61

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	BUPA Finance plc	2.000%	4/5/24	GBP	6,996	8,675
	BUPA Finance plc	5.000%	12/8/26	GBP	2,799	3,672
	Burberry Group plc	1.125%	9/21/25	GBP	2,743	3,226
	Cadent Finance plc	0.625%	9/22/24	EUR	13,780	14,299
	Cadent Finance plc	2.125%	9/22/28	GBP	5,985	7,023
	Cadent Finance plc	0.625%	3/19/30	EUR	14,283	13,069
	Cadent Finance plc	0.750%	3/11/32	EUR	743	663
	Cadent Finance plc	2.250%	10/10/35	GBP	4,712	4,877
	Cadent Finance plc	2.625%	9/22/38	GBP	2,010	2,116
	Cadent Finance plc	3.125%	3/21/40	GBP	1,123	1,246
	Cadent Finance plc	2.750%	9/22/46	GBP	482	485
[3]	Canary Wharf Group Investment Holdings plc	2.625%	4/23/25	GBP	4,499	5,373
[3]	Canary Wharf Group Investment Holdings plc	1.750%	4/7/26	EUR	4,771	4,804
	Canary Wharf Group Investment Holdings plc	1.750%	4/7/26	EUR	965	972
[3]	Canary Wharf Group Investment Holdings plc	3.375%	4/23/28	GBP	4,226	4,928
	Cardiff University	3.000%	12/7/55	GBP	1,096	1,339
	Catalyst Housing Ltd.	3.125%	10/31/47	GBP	1,609	1,917
	CCEP Finance Ireland DAC	0.500%	9/6/29	EUR	6,438	6,004
	CCEP Finance Ireland DAC	0.875%	5/6/33	EUR	4,024	3,545
	CCEP Finance Ireland DAC	1.500%	5/6/41	EUR	804	659
	Centrica plc	4.375%	3/13/29	GBP	3,676	4,852
	Centrica plc	7.000%	9/19/33	GBP	1,645	2,658
	Centrica plc	4.250%	9/12/44	GBP	4,483	5,611
	Channel Link Enterprises Finance plc	3.043%	6/30/50	GBP	3,402	4,001
	Circle Anglia Social Housing plc	7.250%	11/12/38	GBP	2,660	4,964
	Citizen Treasury plc	3.250%	10/20/48	GBP	878	1,070
	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	EUR	8,944	9,278
	CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/30	EUR	3,000	2,957
	CK Hutchison Europe Finance 21 Ltd.	0.750%	11/2/29	EUR	3,000	2,715
	CK Hutchison Europe Finance 21 Ltd.	1.000%	11/2/33	EUR	2,000	1,678
	CK Hutchison Finance 16 II Ltd.	0.875%	10/3/24	EUR	6,255	6,498
	CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	EUR	2,100	2,127
	CK Hutchison Group Telecom Finance SA	0.375%	10/17/23	EUR	100	104
	CK Hutchison Group Telecom Finance SA	2.000%	10/17/27	GBP	2,743	3,156
	CK Hutchison Group Telecom Finance SA	1.125%	10/17/28	EUR	100	95
	CK Hutchison Group Telecom Finance SA	1.500%	10/17/31	EUR	9,233	8,449
	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	GBP	1,609	1,668
	Clarion Funding plc	2.625%	1/18/29	GBP	852	1,049
	Clarion Funding plc	3.125%	4/19/48	GBP	5,034	5,960
	Clydesdale Bank plc	4.625%	6/8/26	GBP	7,133	9,791
	CNH Industrial Finance Europe SA	2.875%	5/17/23	EUR	3,841	4,147
	CNH Industrial Finance Europe SA	1.875%	1/19/26	EUR	8,396	8,826
	CNH Industrial Finance Europe SA	1.625%	7/3/29	EUR	2,816	2,796
	Coca-Cola Europacific Partners plc	1.125%	5/26/24	EUR	3,182	3,358
	Coca-Cola Europacific Partners plc	2.375%	5/7/25	EUR	1,645	1,789
	Coca-Cola Europacific Partners plc	1.750%	3/27/26	EUR	6,584	6,963
	Coca-Cola Europacific Partners plc	1.750%	5/26/28	EUR	2,853	2,954
	Coca-Cola Europacific Partners plc	0.200%	12/2/28	EUR	6,816	6,310
	Coca-Cola Europacific Partners plc	0.700%	9/12/31	EUR	4,664	4,200
	Compass Group Finance Netherlands BV	0.625%	7/3/24	EUR	932	971
	Compass Group plc	2.000%	9/5/25	GBP	300	369
	Compass Group plc	2.000%	7/3/29	GBP	878	1,036
62

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[1]	Connect Plus M25 Issuer plc	2.607%	3/31/39	GBP	1,477	1,800
	Coventry Building Society	0.500%	1/12/24	EUR	494	518
	Coventry Building Society	2.000%	12/20/30	GBP	6,438	7,035
	CPUK Finance Ltd.	3.588%	2/28/42	GBP	1,645	2,095
	CPUK Finance Ltd.	7.239%	2/28/42	GBP	1,481	1,996
	CPUK Finance Ltd.	3.690%	2/28/47	GBP	100	128
	Crh Finance UK plc	4.125%	12/2/29	GBP	3,127	4,122
[1,7]	CTRL Section 1 Finance plc	5.234%	5/2/35	GBP	583	887
	Dali Capital plc	4.799%	12/21/37	GBP	400	591
	Derby Healthcare plc	5.564%	6/30/41	GBP	779	1,193
	Diageo Finance plc	0.500%	6/19/24	EUR	468	487
	Diageo Finance plc	1.750%	9/23/24	EUR	10,100	10,790
	Diageo Finance plc	2.500%	3/27/32	EUR	12,231	13,134
	Diageo Finance plc	1.250%	3/28/33	GBP	3,841	4,010
	DS Smith plc	1.375%	7/26/24	EUR	300	314
	DS Smith plc	0.875%	9/12/26	EUR	3,219	3,178
	DWR Cymru Financing UK plc	1.625%	3/31/26	GBP	1,207	1,458
	DWR Cymru Financing UK plc	6.015%	3/31/28	GBP	402	590
	DWR Cymru Financing UK plc	2.375%	3/31/34	GBP	1,158	1,277
	DWR Cymru Financing UK plc	2.500%	3/31/36	GBP	383	438
	Eastern Power Networks plc	5.750%	3/8/24	GBP	1,645	2,181
	easyJet FinCo BV	1.875%	3/3/28	EUR	10,226	9,566
	easyJet plc	0.875%	6/11/25	EUR	3,843	3,826
	Electricity North West Ltd.	8.875%	3/25/26	GBP	1,096	1,682
	EMH Treasury plc	4.500%	1/29/44	GBP	545	794
[1]	Eversholt Funding plc	6.697%	2/22/35	GBP	925	1,370
[1]	Eversholt Funding plc	3.529%	8/7/42	GBP	1,865	2,239
	Experian Finance plc	1.375%	6/25/26	EUR	300	313
	Experian Finance plc	3.250%	4/7/32	GBP	3,072	3,807
	Fidelity International Ltd.	7.125%	2/13/24	GBP	713	952
	Fidelity International Ltd.	2.500%	11/4/26	EUR	1,502	1,572
	Firstgroup plc	6.875%	9/18/24	GBP	1,459	1,983
	Flagship Finance plc	1.875%	7/14/61	GBP	1,046	919
	Futures Treasury plc	3.375%	2/8/44	GBP	994	1,237
	Gatwick Funding Ltd.	5.250%	1/23/26	GBP	548	715
	Gatwick Funding Ltd.	6.125%	3/2/28	GBP	9,850	13,610
	Gatwick Funding Ltd.	2.500%	4/15/32	GBP	3,000	3,400
	Gatwick Funding Ltd.	5.750%	1/23/39	GBP	3,748	5,420
	Gatwick Funding Ltd.	3.125%	9/28/41	GBP	2,359	2,560
	Gatwick Funding Ltd.	3.250%	2/26/48	GBP	300	321
	Gatwick Funding Ltd.	2.625%	10/7/48	GBP	658	625
	Genfinance II plc	6.064%	12/21/39	GBP	3,237	5,413
	GlaxoSmithKline Capital plc	1.375%	12/2/24	EUR	250	266
	GlaxoSmithKline Capital plc	4.000%	6/16/25	EUR	548	626
	GlaxoSmithKline Capital plc	1.250%	5/21/26	EUR	8,231	8,615
	GlaxoSmithKline Capital plc	1.000%	9/12/26	EUR	400	414
	GlaxoSmithKline Capital plc	3.375%	12/20/27	GBP	2,140	2,771
	GlaxoSmithKline Capital plc	1.250%	10/12/28	GBP	4,024	4,604
	GlaxoSmithKline Capital plc	1.750%	5/21/30	EUR	9,798	10,175
	GlaxoSmithKline Capital plc	5.250%	12/19/33	GBP	4,027	6,141
	GlaxoSmithKline Capital plc	1.625%	5/12/35	GBP	9,511	9,943
	GlaxoSmithKline Capital plc	6.375%	3/9/39	GBP	628	1,104
	GlaxoSmithKline Capital plc	5.250%	4/10/42	GBP	2,389	3,865
	GlaxoSmithKline Capital plc	4.250%	12/18/45	GBP	383	552
	Global Switch Finance BV	1.375%	10/7/30	EUR	2,500	2,267
63

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Global Switch Holdings Ltd.	1.500%	1/31/24	EUR	987	1,026
	Global Switch Holdings Ltd.	2.250%	5/31/27	EUR	400	403
	Great Places Housing Group Ltd.	4.750%	10/22/42	GBP	1,645	2,490
[1]	Great Rolling Stock Co. plc	6.875%	7/27/35	GBP	484	720
[1]	Greater Gabbard OFTO plc	4.137%	11/29/32	GBP	872	1,166
	Greene King Finance plc	5.318%	9/15/31	GBP	715	949
[1]	Greene King Finance plc	4.064%	3/15/35	GBP	1,109	1,363
	Guinness Partnership Ltd.	4.000%	10/24/44	GBP	1,536	2,126
	Guinness Partnership Ltd.	2.000%	4/22/55	GBP	900	858
[1]	Gwynt y Mor OFTO plc	2.778%	2/17/34	GBP	1,392	1,693
	Hammerson Ireland Finance DAC	1.750%	6/3/27	EUR	2,414	2,267
	Hammerson plc	6.000%	2/23/26	GBP	2,194	2,829
	Hammerson plc	7.250%	4/21/28	GBP	2,194	2,972
	Hastings Group Finance plc	3.000%	5/24/25	GBP	6,035	7,633
	Heathrow Funding Ltd.	5.225%	2/15/23	GBP	1,207	1,546
	Heathrow Funding Ltd.	1.500%	10/12/27	EUR	6,816	7,060
	Heathrow Funding Ltd.	6.750%	12/3/28	GBP	4,024	5,754
	Heathrow Funding Ltd.	2.694%	10/13/29	CAD	4,668	3,296
	Heathrow Funding Ltd.	1.500%	2/11/30	EUR	3,896	3,737
	Heathrow Funding Ltd.	3.400%	3/8/30	CAD	3,841	2,789
	Heathrow Funding Ltd.	2.750%	10/13/31	GBP	2,743	3,236
	Heathrow Funding Ltd.	6.450%	12/10/31	GBP	1,673	2,546
	Heathrow Funding Ltd.	1.875%	7/12/32	EUR	2,304	2,161
	Heathrow Funding Ltd.	3.782%	9/4/32	CAD	1,481	1,065
	Heathrow Funding Ltd.	3.726%	4/13/35	CAD	1,207	822
	Heathrow Funding Ltd.	1.875%	3/14/36	EUR	4,804	4,388
	Heathrow Funding Ltd.	5.875%	5/13/43	GBP	6,969	10,667
	Heathrow Funding Ltd.	4.625%	10/31/46	GBP	1,372	1,839
	Heathrow Funding Ltd.	2.750%	8/9/51	GBP	521	507
	High Speed Rail Finance 1 plc	4.375%	11/1/38	GBP	3,676	5,041
	Home Group Ltd.	3.125%	3/27/43	GBP	1,096	1,309
[1]	Housing & Care 21	3.288%	11/8/49	GBP	740	900
	HSBC Bank Capital Funding Sterling 1 LP	5.844%	11/29/49	GBP	201	303
	HSBC Bank plc	6.500%	7/7/23	GBP	2,743	3,570
	HSBC Bank plc	5.375%	11/4/30	GBP	548	724
	HSBC Bank plc	5.375%	8/22/33	GBP	2,743	3,822
	HSBC Bank plc	6.250%	1/30/41	GBP	1,662	2,585
	HSBC Bank plc	4.750%	3/24/46	GBP	50	66
	HSBC Holdings plc	3.196%	12/5/23	CAD	5,372	4,150
	HSBC Holdings plc	0.875%	9/6/24	EUR	9,658	10,043
	HSBC Holdings plc	1.500%	12/4/24	EUR	2,194	2,326
	HSBC Holdings plc	3.000%	6/30/25	EUR	14,541	15,607
	HSBC Holdings plc	0.309%	11/13/26	EUR	10,841	10,700
	HSBC Holdings plc	2.256%	11/13/26	GBP	3,566	4,271
	HSBC Holdings plc	2.500%	3/15/27	EUR	4,024	4,281
	HSBC Holdings plc	1.750%	7/24/27	GBP	4,771	5,536
	HSBC Holdings plc	3.000%	7/22/28	GBP	19,186	23,261
	HSBC Holdings plc	2.625%	8/16/28	GBP	1,715	2,031
	HSBC Holdings plc	6.750%	9/11/28	GBP	1,450	2,048
	HSBC Holdings plc	0.641%	9/24/29	EUR	6,438	5,946
	HSBC Holdings plc	3.000%	5/29/30	GBP	2,385	2,820
	HSBC Holdings plc	0.770%	11/13/31	EUR	4,975	4,429
	HSBC Holdings plc	7.000%	4/7/38	GBP	5,500	8,391
	HSBC Holdings plc	6.000%	3/29/40	GBP	4,198	5,833
	Hyde Housing Assn. Ltd.	5.125%	7/23/40	GBP	221	340
64

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Hyde Housing Assn. Ltd.	1.750%	8/18/55	GBP	2,780	2,364
Imperial Brands Finance Netherlands BV	1.750%	3/18/33	EUR	5,453	4,627
Imperial Brands Finance plc	1.375%	1/27/25	EUR	548	567
Imperial Brands Finance plc	3.375%	2/26/26	EUR	383	417
Imperial Brands Finance plc	2.125%	2/12/27	EUR	8,505	8,649
Imperial Brands Finance plc	4.875%	6/7/32	GBP	4,170	5,189
Incommunities Treasury plc	3.250%	3/21/49	GBP	1,701	2,112
Informa plc	1.500%	7/5/23	EUR	713	757
Informa plc	3.125%	7/5/26	GBP	681	843
Informa plc	1.250%	4/22/28	EUR	1,770	1,706
Intermediate Capital Group plc	1.625%	2/17/27	EUR	1,500	1,448
Just Group plc	9.000%	10/26/26	GBP	400	578
Juturna European Loan Conduit No. 16 plc	5.064%	8/10/33	GBP	3,945	5,584
Karbon Homes Ltd.	3.375%	11/15/47	GBP	4,115	5,327
Kennedy Wilson Europe Real Estate Ltd.	3.250%	11/12/25	EUR	800	835
Land Securities Capital Markets plc	1.974%	2/8/26	GBP	548	682
Land Securities Capital Markets plc	2.375%	3/29/29	GBP	518	638
Land Securities Capital Markets plc	2.625%	9/22/39	GBP	1,004	1,164
Land Securities Capital Markets plc	2.750%	9/22/59	GBP	1,813	2,090
Leeds Building Society	0.500%	7/3/24	EUR	400	416
Leeds Building Society	1.500%	3/16/27	GBP	2,414	2,798
Leeds Building Society	1.375%	10/6/27	GBP	16,004	18,203
Legal & General Finance plc	5.875%	12/11/31	GBP	3,841	5,862
Legal & General Group plc	5.375%	10/27/45	GBP	1,865	2,438
Legal & General Group plc	5.125%	11/14/48	GBP	548	706
Legal & General Group plc	5.500%	6/27/64	GBP	1,802	2,305
Lendlease Europe Finance plc	3.500%	12/2/33	GBP	804	875
Liberty Living Finance plc	2.625%	11/28/24	GBP	1,096	1,368
Libra Longhurst Group Treasury NO 2 plc	3.250%	5/15/43	GBP	1,000	1,222
Libra Longhurst Group Treasury plc	5.125%	8/2/38	GBP	985	1,505
Linde Finance BV	1.000%	4/20/28	EUR	4,426	4,505
Linde Finance BV	0.550%	5/19/32	EUR	8,800	7,977
Linde plc	1.000%	9/30/51	EUR	7,200	5,205
Liverpool Victoria Friendly Society Ltd.	6.500%	5/22/43	GBP	1,509	1,940
LiveWest Treasury plc	1.875%	2/18/56	GBP	1,200	1,102
Lloyds Bank plc	0.250%	3/25/24	EUR	4,390	4,565
Lloyds Bank plc	7.500%	4/15/24	GBP	5,580	7,609
Lloyds Bank plc	5.125%	3/7/25	GBP	8,340	11,272
Lloyds Bank plc	0.625%	3/26/25	EUR	400	414
Lloyds Bank plc	7.625%	4/22/25	GBP	4,494	6,235
Lloyds Bank plc	0.125%	6/18/26	EUR	5,487	5,476
Lloyds Bank plc	4.875%	3/30/27	GBP	1,690	2,357
Lloyds Bank plc	6.000%	2/8/29	GBP	5,678	8,653
Lloyds Bank plc	0.125%	9/23/29	EUR	21,950	20,591
Lloyds Banking Group plc	0.650%	5/30/23	JPY	100,000	772
Lloyds Banking Group plc	0.482%	12/14/23	JPY	900,000	6,927
Lloyds Banking Group plc	2.250%	10/16/24	GBP	1,096	1,341
Lloyds Banking Group plc	3.500%	2/3/25	CAD	1,426	1,086
Lloyds Banking Group plc	4.000%	3/7/25	AUD	6,520	4,576
Lloyds Banking Group plc	0.824%	5/30/25	JPY	800,000	6,132
Lloyds Banking Group plc	0.500%	11/12/25	EUR	5,761	5,886
Lloyds Banking Group plc	4.250%	11/22/27	AUD	2,720	1,864
Lloyds Banking Group plc	4.500%	3/18/30	EUR	1,921	2,103
Lloyds Banking Group plc	2.707%	12/3/35	GBP	1,645	1,770
Logicor 2019-1 UK plc	1.875%	11/17/31	GBP	2,414	2,916
65

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	London & Quadrant Housing Trust	2.625%	2/28/28	GBP	2,372	2,943
	London & Quadrant Housing Trust	4.625%	12/5/33	GBP	400	569
	London & Quadrant Housing Trust	5.500%	1/27/40	GBP	1,316	2,091
	London & Quadrant Housing Trust	5.486%	6/15/42	GBP	1,400	2,262
	London & Quadrant Housing Trust	3.750%	10/27/49	GBP	2,085	2,700
	London & Quadrant Housing Trust	3.125%	2/28/53	GBP	932	1,095
	London & Quadrant Housing Trust	2.750%	7/20/57	GBP	1,096	1,168
	London Power Networks plc	6.125%	6/7/27	GBP	388	559
	London Stock Exchange Group plc	1.750%	12/6/27	EUR	7,298	7,601
[1]	Longstone Finance plc	4.791%	4/19/36	GBP	525	712
	Lseg Netherlands BV	0.750%	4/6/33	EUR	6,438	5,737
	M&G plc	5.625%	10/20/51	GBP	804	1,037
	M&G plc	5.560%	7/20/55	GBP	5,377	6,727
	M&G plc	6.340%	12/19/63	GBP	1,810	2,332
	Manchester Airport Group Funding plc	4.125%	4/2/24	GBP	1,096	1,412
	Manchester Airport Group Funding plc	4.750%	3/31/34	GBP	1,096	1,476
	Manchester Airport Group Funding plc	2.875%	9/30/44	GBP	2,194	2,263
	Martlet Homes Ltd.	3.000%	5/9/52	GBP	1,865	2,174
[1]	Meadowhall Finance plc	4.986%	7/12/37	GBP	1,607	2,164
[1]	Merseylink Issuer plc	3.842%	3/31/43	GBP	200	290
[1]	Metropolitan Funding plc	4.125%	4/5/48	GBP	1,096	1,455
	Moat Homes Finance plc	5.000%	9/23/41	GBP	965	1,480
	Morhomes plc	3.400%	2/19/40	GBP	987	1,197
	Motability Operations Group plc	1.625%	6/9/23	EUR	3,621	3,869
	Motability Operations Group plc	0.375%	1/3/26	EUR	4,288	4,323
	Motability Operations Group plc	4.375%	2/8/27	GBP	4,719	6,385
	Motability Operations Group plc	0.125%	7/20/28	EUR	9,544	8,969
	Motability Operations Group plc	1.750%	7/3/29	GBP	5,356	6,239
	Motability Operations Group plc	5.625%	11/29/30	GBP	1,096	1,656
	Motability Operations Group plc	2.375%	3/14/32	GBP	3,518	4,176
	Motability Operations Group plc	3.625%	3/10/36	GBP	3,400	4,457
	Motability Operations Group plc	2.375%	7/3/39	GBP	100	111
	Myriad Capital plc	4.750%	12/20/43	GBP	400	587
	National Express Group plc	2.500%	11/11/23	GBP	2,743	3,432
	National Grid Electricity Transmission plc	1.375%	9/16/26	GBP	2,304	2,714
	National Grid Electricity Transmission plc	2.301%	6/22/29	CAD	2,736	1,866
	National Grid Electricity Transmission plc	0.823%	7/7/32	EUR	3,000	2,683
	National Grid Electricity Transmission plc	2.000%	9/16/38	GBP	3,182	3,183
	National Grid Electricity Transmission plc	0.872%	11/26/40	EUR	5,000	3,846
	National Grid plc	3.500%	10/16/26	GBP	6,297	8,048
	National Grid plc	0.553%	9/18/29	EUR	2,743	2,531
	National Westminster Bank plc	5.125%	1/13/24	GBP	400	527
	National Westminster Bank plc	0.500%	5/15/24	EUR	5,487	5,726
	Nationwide Building Society	1.250%	3/3/25	EUR	400	419
	Nationwide Building Society	5.625%	1/28/26	GBP	823	1,156
	Nationwide Building Society	1.500%	3/8/26	EUR	8,176	8,492
	Nationwide Building Society	3.000%	5/6/26	GBP	11,144	14,040
	Nationwide Building Society	0.625%	3/25/27	EUR	20,795	21,016
	Nationwide Building Society	3.250%	1/20/28	GBP	5,125	6,450
	Nationwide Building Society	0.250%	9/14/28	EUR	19,706	18,184
	Nationwide Building Society	2.250%	6/25/29	EUR	2,743	3,002
	Nationwide Building Society	2.000%	7/25/29	EUR	13,847	14,504
	Nationwide Building Society	1.375%	6/29/32	EUR	8,779	8,851
	NatWest Group plc	1.750%	3/2/26	EUR	20,852	21,692
	NatWest Group plc	2.057%	11/9/28	GBP	3,000	3,445
66

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	NatWest Group plc	0.670%	9/14/29	EUR	14,600	13,415
	NatWest Group plc	0.780%	2/26/30	EUR	5,000	4,592
	NatWest Markets plc	1.000%	5/28/24	EUR	5,487	5,743
	NatWest Markets plc	1.375%	3/2/27	EUR	17,000	17,188
[7]	Network Rail Infrastructure Finance plc	4.750%	1/22/24	GBP	3,841	5,052
[7]	Network Rail Infrastructure Finance plc	4.375%	12/9/30	GBP	4,883	7,180
[7]	Network Rail Infrastructure Finance plc	4.750%	11/29/35	GBP	2,304	3,647
	NewRiver REIT plc	3.500%	3/7/28	GBP	987	1,139
	Next Group plc	3.625%	5/18/28	GBP	3,841	4,810
	NIE Finance plc	2.500%	10/27/25	GBP	4,343	5,396
	Northern Gas Networks Finance plc	4.875%	6/30/27	GBP	241	331
	Northern Gas Networks Finance plc	4.875%	11/15/35	GBP	2,085	2,870
	Northern Powergrid Yorkshire plc	5.125%	5/4/35	GBP	841	1,220
	Northern Powergrid Yorkshire plc	2.250%	10/9/59	GBP	878	842
	Northumbrian Water Finance plc	1.625%	10/11/26	GBP	3,785	4,520
	Northumbrian Water Finance plc	2.375%	10/5/27	GBP	300	365
	Northumbrian Water Finance plc	5.625%	4/29/33	GBP	1,423	2,148
	Northumbrian Water Finance plc	5.125%	1/23/42	GBP	486	741
	Notting Hill Genesis	3.750%	12/20/32	GBP	2,962	3,883
	Notting Hill Genesis	2.000%	6/3/36	GBP	903	950
	Notting Hill Genesis	5.250%	7/7/42	GBP	823	1,275
	Notting Hill Genesis	3.250%	10/12/48	GBP	150	177
	Notting Hill Genesis	4.375%	2/20/54	GBP	1,858	2,711
[1]	Octagon Healthcare Funding plc	5.333%	6/30/36	GBP	577	842
	Optivo Finance plc	2.857%	10/7/35	GBP	2,300	2,755
	Optivo Finance plc	5.250%	3/13/43	GBP	1,400	2,215
	Orbit Capital plc	3.500%	3/24/45	GBP	2,177	2,711
	Orbit Capital plc	3.375%	6/14/48	GBP	516	632
	Paradigm Homes Charitable Housing Assn. Ltd.	2.250%	5/20/51	GBP	2,977	3,016
	Paragon Treasury plc	2.000%	5/7/36	GBP	1,609	1,722
[1]	Paragon Treasury plc	3.625%	1/21/47	GBP	1,096	1,403
	Peabody Capital No. 2 plc	2.750%	3/2/34	GBP	2,200	2,593
	Peabody Capital No. 2 plc	4.625%	12/12/53	GBP	150	232
	Peabody Capital plc	5.250%	3/17/43	GBP	3,100	4,903
	Pearson Funding plc	1.375%	5/6/25	EUR	383	393
	Pearson Funding plc	3.750%	6/4/30	GBP	1,207	1,493
[1]	Penarian Housing Finance plc	3.212%	6/7/52	GBP	823	980
	Pension Insurance Corp. plc	8.000%	11/23/26	GBP	1,372	1,989
	Pension Insurance Corp. plc	5.625%	9/20/30	GBP	4,109	5,358
	Phoenix Group Holdings plc	4.375%	1/24/29	EUR	8,066	8,634
	Phoenix Group Holdings plc	5.867%	6/13/29	GBP	3,219	4,331
	Phoenix Group Holdings plc	5.625%	4/28/31	GBP	1,481	1,919
	Places For People Treasury plc	2.875%	8/17/26	GBP	3,237	4,082
	Platform HG Financing plc	1.625%	8/10/55	GBP	2,548	2,162
	Porterbrook Rail Finance Ltd.	7.125%	10/20/26	GBP	1,645	2,421
	Principality Building Society	2.375%	11/23/23	GBP	548	680
	Prs Finance plc	1.750%	11/24/26	GBP	11,201	13,746
	Prs Finance plc	2.000%	1/23/29	GBP	3,731	4,583
	Prudential plc	5.875%	5/11/29	GBP	610	900
	Prudential plc	6.125%	12/19/31	GBP	4,939	7,029
	Quadgas Finance plc	3.375%	9/17/29	GBP	2,579	3,112
	RAC Bond Co. plc	4.565%	5/6/46	GBP	300	379
	RAC Bond Co. plc	4.870%	5/6/46	GBP	1,645	2,113
[3]	Reckitt Benckiser Treasury Services Nederland BV	0.375%	5/19/26	EUR	2,743	2,757
67

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Reckitt Benckiser Treasury Services Nederland BV	0.750%	5/19/30	EUR	5,453	5,230
[3]	Reckitt Benckiser Treasury Services Nederland BV	0.750%	5/19/30	EUR	2,743	2,631
[3]	Reckitt Benckiser Treasury Services plc	1.750%	5/19/32	GBP	2,359	2,662
	RELX Capital Inc.	1.300%	5/12/25	EUR	1,096	1,148
	RELX Finance BV	0.000%	3/18/24	EUR	1,435	1,483
	RELX Finance BV	0.500%	3/10/28	EUR	8,231	7,935
	RELX Finance BV	0.875%	3/10/32	EUR	3,408	3,138
	Rentokil Initial plc	0.950%	11/22/24	EUR	2,799	2,906
	Rio Tinto Finance plc	2.875%	12/11/24	EUR	200	220
	Riverside Finance plc	3.875%	12/5/44	GBP	1,207	1,627
	RL Finance Bonds No. 2 plc	6.125%	11/30/43	GBP	400	522
	RL Finance Bonds No. 3 plc	6.125%	11/13/28	GBP	1,756	2,400
	RL Finance Bonds No. 4 plc	4.875%	10/7/49	GBP	5,871	6,824
[1]	RMPA Services plc	5.337%	9/30/38	GBP	1,467	2,173
	Rothesay Life plc	3.375%	7/12/26	GBP	6,511	7,962
	Royal Bank of Scotland Group plc	2.875%	9/19/26	GBP	4,207	5,146
	Royal Bank of Scotland Group plc	3.125%	3/28/27	GBP	3,292	4,039
	Royal Mail plc	1.250%	10/8/26	EUR	2,743	2,798
	RSL Finance No. 1 plc	6.625%	3/31/38	GBP	674	1,076
	Sage Group plc	1.625%	2/25/31	GBP	3,408	3,652
	Sanctuary Capital plc	6.697%	3/23/39	GBP	1,152	2,081
	Sanctuary Capital plc	5.000%	4/26/47	GBP	2,255	3,654
	Sanctuary Capital plc	2.375%	4/14/50	GBP	548	584
	Santander UK Group Holdings plc	1.125%	9/8/23	EUR	6,093	6,447
	Santander UK Group Holdings plc	0.391%	2/28/25	EUR	3,566	3,679
	Santander UK Group Holdings plc	3.625%	1/14/26	GBP	8,956	11,242
	Santander UK Group Holdings plc	2.920%	5/8/26	GBP	7,901	9,695
	Santander UK Group Holdings plc	0.603%	9/13/29	EUR	9,658	8,895
	Santander UK plc	0.100%	5/12/24	EUR	10,975	11,367
	Santander UK plc	1.250%	9/18/24	EUR	3,676	3,886
	Santander UK plc	0.500%	1/10/25	EUR	4,444	4,597
	Santander UK plc	5.750%	3/2/26	GBP	3,212	4,540
	Santander UK plc	5.250%	2/16/29	GBP	3,422	5,024
	Santander UK plc	3.875%	10/15/29	GBP	5,048	6,592
[1]	Saxon Weald Capital plc	5.375%	6/6/42	GBP	515	771
	Scotland Gas Networks plc	4.875%	12/21/34	GBP	548	750
	Scottish Hydro Electric Transmission plc	2.250%	9/27/35	GBP	300	322
	Scottish Widows Ltd.	5.500%	6/16/23	GBP	1,372	1,765
	Segro Capital Sarl	0.500%	9/22/31	EUR	4,024	3,518
	Segro plc	2.375%	10/11/29	GBP	658	783
	Segro plc	2.875%	10/11/37	GBP	200	232
	Severn Trent Utilities Finance plc	3.625%	1/16/26	GBP	2,012	2,604
	Severn Trent Utilities Finance plc	2.750%	12/5/31	GBP	713	856
	Severn Trent Utilities Finance plc	2.000%	6/2/40	GBP	658	654
	Severn Trent Utilities Finance plc	4.875%	1/24/42	GBP	2,491	3,653
	Sky Ltd.	1.875%	11/24/23	EUR	3,017	3,239
	Sky Ltd.	2.250%	11/17/25	EUR	400	432
	Sky Ltd.	2.500%	9/15/26	EUR	22,274	24,265
	Sky Ltd.	6.000%	5/21/27	GBP	150	216
	Sky Ltd.	4.000%	11/26/29	GBP	2,634	3,501
	Society of Lloyd's	4.875%	2/7/47	GBP	1,841	2,381
	South Eastern Power Networks plc	5.500%	6/5/26	GBP	388	537
	South Eastern Power Networks plc	5.625%	9/30/30	GBP	1,399	2,053
	South Eastern Power Networks plc	6.375%	11/12/31	GBP	1,563	2,442
68

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	South Eastern Power Networks plc	1.750%	9/30/34	GBP	885	917
	Southern Electric Power Distribution plc	4.625%	2/20/37	GBP	914	1,253
	Southern Gas Networks plc	2.500%	2/3/25	GBP	2,510	3,133
	Southern Gas Networks plc	6.375%	5/15/40	GBP	338	537
	Southern Housing Group Ltd.	3.500%	10/19/47	GBP	823	1,013
	Southern Water Services Finance Ltd.	6.640%	3/31/26	GBP	8,180	11,682
	Southern Water Services Finance Ltd.	1.625%	3/30/27	GBP	4,714	5,539
	Southern Water Services Finance Ltd.	6.192%	3/31/29	GBP	1,645	2,457
	Southern Water Services Finance Ltd.	4.500%	3/31/52	GBP	150	231
	Southern Water Services Finance Ltd.	5.125%	9/30/56	GBP	50	86
	Sovereign Housing Capital plc	4.768%	6/1/43	GBP	189	289
	Sovereign Housing Capital plc	2.375%	11/4/48	GBP	1,645	1,740
	SP Distribution plc	5.875%	7/17/26	GBP	713	1,005
	SP Manweb plc	4.875%	9/20/27	GBP	200	275
	SSE plc	1.250%	4/16/25	EUR	7,079	7,390
	SSE plc	0.875%	9/6/25	EUR	878	904
	SSE plc	8.375%	11/20/28	GBP	1,662	2,683
	SSE plc	6.250%	8/27/38	GBP	878	1,416
	Stagecoach Group plc	4.000%	9/29/25	GBP	200	253
	Standard Chartered plc	1.625%	10/3/27	EUR	453	459
	Standard Chartered plc	0.850%	1/27/28	EUR	3,292	3,187
	Standard Chartered plc	1.200%	9/23/31	EUR	400	381
	Standard Chartered plc	4.375%	1/18/38	GBP	1,645	2,244
	Student Finance plc	2.666%	9/30/29	GBP	823	1,013
	Sunderland SHG Finance plc	6.380%	3/31/42	GBP	211	328
[1]	Swan Housing Capital plc	3.625%	3/5/48	GBP	704	852
[1]	TC Dudgeon Ofto plc	3.158%	11/12/38	GBP	834	1,044
[1]	Telereal Secured Finance plc	4.010%	12/10/33	GBP	3,200	4,102
[1]	Telereal Securitisation plc	6.165%	12/10/33	GBP	627	879
	Tesco Corporate Treasury Services plc	0.875%	5/29/26	EUR	5,542	5,538
[1]	Tesco Property Finance 1 plc	7.623%	7/13/39	GBP	1,581	2,564
[1]	Tesco Property Finance 2 plc	6.052%	10/13/39	GBP	2,077	3,024
[1]	Tesco Property Finance 3 plc	5.744%	4/13/40	GBP	1,078	1,592
[1]	Tesco Property Finance 4 plc	5.801%	10/13/40	GBP	2,701	3,884
[1]	Tesco Property Finance 6 plc	5.411%	7/13/44	GBP	3,610	5,195
	Thames Water Utilities Finance plc	1.875%	1/24/24	GBP	823	1,019
	Thames Water Utilities Finance plc	2.875%	12/12/24	CAD	546	415
	Thames Water Utilities Finance plc	4.000%	6/19/25	GBP	4,390	5,714
	Thames Water Utilities Finance plc	3.500%	2/25/28	GBP	713	905
	Thames Water Utilities Finance plc	6.750%	11/16/28	GBP	1,970	2,962
	Thames Water Utilities Finance plc	2.625%	1/24/32	GBP	1,817	2,113
	Thames Water Utilities Finance plc	1.250%	1/31/32	EUR	6,800	6,252
	Thames Water Utilities Finance plc	6.500%	2/9/32	GBP	800	1,240
	Thames Water Utilities Finance plc	4.375%	7/3/34	GBP	1,533	2,033
	Thames Water Utilities Finance plc	5.125%	9/28/37	GBP	771	1,103
	Thames Water Utilities Finance plc	2.375%	4/22/40	GBP	4,499	4,543
	Thames Water Utilities Finance plc	5.500%	2/11/41	GBP	4,102	6,211
	Thames Water Utilities Finance plc	4.625%	6/4/46	GBP	1,707	2,368
	Thames Water Utilities Finance plc	7.738%	4/9/58	GBP	603	1,335
	THFC Funding No. 2 plc	6.350%	7/8/41	GBP	1,316	2,270
	THFC Funding No. 2 plc	5.200%	10/11/43	GBP	4,463	7,054
	Together Housing Finance plc	4.500%	12/17/42	GBP	330	481
	Tritax EuroBox plc	0.950%	6/2/26	EUR	804	786
	Unilever Finance Netherlands BV	1.000%	6/3/23	EUR	100	106
	Unilever Finance Netherlands BV	0.500%	8/12/23	EUR	5,487	5,793
69

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Unilever Finance Netherlands BV	0.500%	1/6/25	EUR	100	103
Unilever Finance Netherlands BV	1.250%	3/25/25	EUR	10,975	11,560
Unilever Finance Netherlands BV	1.125%	2/12/27	EUR	5,542	5,731
Unilever Finance Netherlands BV	1.375%	7/31/29	EUR	2,908	2,981
Unilever Finance Netherlands BV	1.750%	3/25/30	EUR	5,487	5,755
Unilever Finance Netherlands BV	1.375%	9/4/30	EUR	713	723
Unilever plc	1.500%	7/22/26	GBP	100	121
Unilever plc	1.500%	6/11/39	EUR	2,853	2,641
UNITE Group plc	3.500%	10/15/28	GBP	804	1,004
UNITE USAF II plc	3.374%	6/30/28	GBP	878	1,113
UNITE USAF II plc	3.921%	6/30/30	GBP	2,137	2,773
United Utilities Water Finance plc	2.000%	2/14/25	GBP	6,177	7,665
United Utilities Water Finance plc	0.875%	10/28/29	GBP	619	671
United Utilities Water Finance plc	2.625%	2/12/31	GBP	4,334	5,254
United Utilities Water Finance plc	2.000%	7/3/33	GBP	1,096	1,221
United Utilities Water Finance plc	1.875%	6/3/42	GBP	371	364
United Utilities Water Ltd.	5.625%	12/20/27	GBP	3,736	5,354
University College London	1.625%	6/4/61	GBP	3,000	2,781
University of Cambridge	3.750%	10/17/52	GBP	494	745
University of Cambridge	2.350%	6/27/78	GBP	1,498	1,780
University of Leeds	3.125%	12/19/50	GBP	2,000	2,477
University of Liverpool	3.375%	6/25/55	GBP	200	270
University of Manchester	4.250%	7/4/53	GBP	1,043	1,609
University of Oxford	2.544%	12/8/17	GBP	3,841	4,107
University of Southampton	2.250%	4/11/57	GBP	100	102
Urenco Finance NV	2.375%	12/2/24	EUR	2,194	2,358
Virgin Money UK plc	2.875%	6/24/25	EUR	1,000	1,066
Virgin Money UK plc	3.375%	4/24/26	GBP	8,244	10,121
Virgin Money UK plc	4.000%	9/25/26	GBP	3,000	3,745
Virgin Money UK plc	4.000%	9/3/27	GBP	3,072	3,829
Virgin Money UK plc	5.125%	12/11/30	GBP	2,045	2,590
Vodafone Group plc	0.500%	1/30/24	EUR	300	314
Vodafone Group plc	1.875%	9/11/25	EUR	10,975	11,709
Vodafone Group plc	1.125%	11/20/25	EUR	8,523	8,833
Vodafone Group plc	5.625%	12/4/25	GBP	658	903
Vodafone Group plc	2.200%	8/25/26	EUR	2,249	2,412
Vodafone Group plc	0.900%	11/24/26	EUR	4,173	4,249
Vodafone Group plc	1.500%	7/24/27	EUR	1,499	1,551
Vodafone Group plc	4.200%	12/13/27	AUD	5,120	3,537
Vodafone Group plc	1.625%	11/24/30	EUR	6,239	6,198
Vodafone Group plc	1.600%	7/29/31	EUR	9,200	8,981
Vodafone Group plc	5.900%	11/26/32	GBP	1,810	2,725
Vodafone Group plc	2.875%	11/20/37	EUR	3,446	3,513
Vodafone Group plc	2.500%	5/24/39	EUR	2,469	2,349
Vodafone Group plc	3.375%	8/8/49	GBP	3,591	3,922
Vodafone Group plc	3.000%	8/12/56	GBP	3,552	3,491
Wales & West Utilities Finance plc	5.750%	3/29/30	GBP	2,743	3,992
Wales & West Utilities Finance plc	3.000%	8/3/38	GBP	823	944
Wellcome Trust Finance plc	4.625%	7/25/36	GBP	1,904	2,900
Wellcome Trust Ltd.	4.000%	5/9/59	GBP	1,207	1,916
Wellcome Trust Ltd.	2.517%	2/7/18	GBP	2,359	2,449
Wessex Water Services Finance plc	5.375%	3/10/28	GBP	518	726
Wessex Water Services Finance plc	1.250%	1/12/36	GBP	2,414	2,260
Western Power Distribution East Midlands plc	1.750%	9/9/31	GBP	1,200	1,304
70

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Western Power Distribution South Wales plc	1.625%	10/7/35	GBP	2,614	2,549
	Western Power Distribution South Wales plc	5.750%	3/23/40	GBP	1,200	1,872
	Western Power Distribution South West plc	5.875%	3/25/27	GBP	1,207	1,709
	Western Power Distribution South West plc	5.750%	3/23/40	GBP	950	1,473
	Western Power Distribution West Midlands plc	3.875%	10/17/24	GBP	3,731	4,786
	Western Power Distribution West Midlands plc	5.750%	4/16/32	GBP	3,072	4,556
	Westfield Stratford City Finance No. 2 plc	1.642%	8/4/31	GBP	1,372	1,651
	Wheatley Group Capital plc	4.375%	11/28/44	GBP	2,469	3,514
	WHG Treasury plc	4.250%	10/6/45	GBP	2,194	3,146
[1]	Wods Transmission plc	3.446%	8/24/34	GBP	431	553
	WPP Finance 2013	2.875%	9/14/46	GBP	1,207	1,157
	WPP Finance 2016	1.375%	3/20/25	EUR	7,792	8,140
	WPP Finance 2017	3.750%	5/19/32	GBP	804	992
	WPP Finance Deutschland GmbH	1.625%	3/23/30	EUR	5,931	5,844
	WPP Finance SA	2.250%	9/22/26	EUR	200	214
	WPP Finance SA	2.375%	5/19/27	EUR	5,453	5,809
	Yorkshire Building Society	3.000%	4/18/25	GBP	1,316	1,636
	Yorkshire Building Society	0.625%	9/21/25	EUR	4,437	4,485
	Yorkshire Building Society	3.500%	4/21/26	GBP	603	769
	Yorkshire Building Society	0.010%	10/13/27	EUR	10,422	10,078
	Yorkshire Building Society	0.500%	7/1/28	EUR	3,219	3,001
	Yorkshire Building Society	3.375%	9/13/28	GBP	4,024	4,803
	Yorkshire Building Society	1.500%	9/15/29	GBP	2,414	2,592
	Yorkshire Housing Finance plc	4.125%	10/31/44	GBP	1,609	2,188
	Yorkshire Power Finance Ltd.	7.250%	8/4/28	GBP	160	246
	Yorkshire Water Finance plc	3.625%	8/1/29	GBP	3,512	4,555
	Yorkshire Water Finance plc	6.375%	8/19/39	GBP	853	1,455
	Yorkshire Water Finance plc	2.750%	4/18/41	GBP	5,361	5,943
	Yorkshire Water Services Finance Ltd.	5.500%	5/28/37	GBP	750	1,166
						2,252,861
United States (2.9%)
	3M Co.	0.950%	5/15/23	EUR	1,096	1,162
	3M Co.	1.500%	11/9/26	EUR	200	211
	3M Co.	1.750%	5/15/30	EUR	886	925
	Abbott Ireland Financing DAC	0.875%	9/27/23	EUR	12,401	13,144
	Abbott Ireland Financing DAC	1.500%	9/27/26	EUR	9,767	10,320
	Abbott Ireland Financing DAC	0.375%	11/19/27	EUR	5,487	5,422
	AbbVie Inc.	1.500%	11/15/23	EUR	658	701
	AbbVie Inc.	1.375%	5/17/24	EUR	16,584	17,559
	AbbVie Inc.	1.250%	6/1/24	EUR	5,487	5,803
	AbbVie Inc.	0.750%	11/18/27	EUR	12,743	12,560
	AbbVie Inc.	2.625%	11/15/28	EUR	1,096	1,188
	AbbVie Inc.	2.125%	11/17/28	EUR	10,919	11,529
	AbbVie Inc.	2.125%	6/1/29	EUR	4,609	4,850
	AbbVie Inc.	1.250%	11/18/31	EUR	1,316	1,247
	Air Lease Corp.	2.625%	12/5/24	CAD	4,177	3,112
	Air Products and Chemicals Inc.	1.000%	2/12/25	EUR	1,830	1,907
	Air Products and Chemicals Inc.	0.500%	5/5/28	EUR	2,085	2,018
	Air Products and Chemicals Inc.	0.800%	5/5/32	EUR	1,880	1,714
	Altria Group Inc.	1.700%	6/15/25	EUR	1,701	1,764
	Altria Group Inc.	2.200%	6/15/27	EUR	6,886	7,073
71

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Altria Group Inc.	3.125%	6/15/31	EUR	10,480	10,633
American Honda Finance Corp.	1.375%	11/10/22	EUR	2,799	2,975
American Honda Finance Corp.	0.750%	1/17/24	EUR	3,950	4,151
American Honda Finance Corp.	1.950%	10/18/24	EUR	4,993	5,339
American Honda Finance Corp.	0.750%	11/25/26	GBP	3,566	4,088
American International Group Inc.	1.500%	6/8/23	EUR	400	425
American International Group Inc.	1.875%	6/21/27	EUR	2,908	2,998
American Medical Systems Europe BV	1.625%	3/8/31	EUR	8,000	7,837
American Medical Systems Europe BV	1.875%	3/8/34	EUR	10,000	9,608
American Tower Corp.	1.375%	4/4/25	EUR	2,249	2,340
American Tower Corp.	1.950%	5/22/26	EUR	5,389	5,617
American Tower Corp.	0.450%	1/15/27	EUR	5,018	4,820
American Tower Corp.	0.400%	2/15/27	EUR	1,943	1,846
American Tower Corp.	0.500%	1/15/28	EUR	2,743	2,555
American Tower Corp.	0.875%	5/21/29	EUR	2,535	2,326
American Tower Corp.	0.950%	10/5/30	EUR	3,702	3,317
American Tower Corp.	1.250%	5/21/33	EUR	1,620	1,409
Amgen Inc.	2.000%	2/25/26	EUR	1,426	1,524
Amgen Inc.	5.500%	12/7/26	GBP	2,414	3,370
Amgen Inc.	4.000%	9/13/29	GBP	2,469	3,259
Aon plc	2.875%	5/14/26	EUR	1,865	2,045
Apple Inc.	3.350%	1/10/24	AUD	500	354
Apple Inc.	1.375%	1/17/24	EUR	2,296	2,459
Apple Inc.	2.513%	8/19/24	CAD	12,333	9,426
Apple Inc.	0.875%	5/24/25	EUR	9,311	9,728
Apple Inc.	0.000%	11/15/25	EUR	4,780	4,820
Apple Inc.	3.600%	6/10/26	AUD	1,030	721
Apple Inc.	1.625%	11/10/26	EUR	4,070	4,330
Apple Inc.	2.000%	9/17/27	EUR	3,884	4,207
Apple Inc.	1.375%	5/24/29	EUR	2,140	2,216
Apple Inc.	3.050%	7/31/29	GBP	2,798	3,601
Apple Inc.	0.750%	2/25/30	CHF	3,015	2,971
Apple Inc.	0.500%	11/15/31	EUR	2,313	2,157
Apple Inc.	3.600%	7/31/42	GBP	3,036	4,146
Aptiv plc	1.500%	3/10/25	EUR	6,597	6,875
Archer-Daniels-Midland Co.	1.750%	6/23/23	EUR	5,487	5,867
Archer-Daniels-Midland Co.	1.000%	9/12/25	EUR	8,560	8,888
AT&T Inc.	2.750%	5/19/23	EUR	5,403	5,840
AT&T Inc.	1.050%	9/5/23	EUR	1,152	1,222
AT&T Inc.	1.300%	9/5/23	EUR	8,403	8,935
AT&T Inc.	1.950%	9/15/23	EUR	518	555
AT&T Inc.	3.450%	9/19/23	AUD	610	432
AT&T Inc.	2.400%	3/15/24	EUR	2,524	2,719
AT&T Inc.	1.375%	12/4/24	CHF	400	417
AT&T Inc.	4.000%	11/25/25	CAD	5,817	4,514
AT&T Inc.	3.500%	12/17/25	EUR	2,634	2,955
AT&T Inc.	4.100%	1/19/26	AUD	440	310
AT&T Inc.	0.250%	3/4/26	EUR	4,024	4,005
AT&T Inc.	1.800%	9/5/26	EUR	2,085	2,194
AT&T Inc.	2.900%	12/4/26	GBP	1,756	2,184
AT&T Inc.	5.500%	3/15/27	GBP	800	1,111
AT&T Inc.	1.600%	5/19/28	EUR	3,804	3,872
AT&T Inc.	4.600%	9/19/28	AUD	3,430	2,405
AT&T Inc.	2.350%	9/5/29	EUR	7,569	7,971
AT&T Inc.	0.800%	3/4/30	EUR	2,194	2,041
72

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
AT&T Inc.	2.050%	5/19/32	EUR	804	801
AT&T Inc.	3.550%	12/17/32	EUR	5,466	6,143
AT&T Inc.	5.200%	11/18/33	GBP	3,372	4,758
AT&T Inc.	3.375%	3/15/34	EUR	1,536	1,666
AT&T Inc.	2.450%	3/15/35	EUR	2,799	2,738
AT&T Inc.	3.150%	9/4/36	EUR	9,966	10,456
AT&T Inc.	2.600%	5/19/38	EUR	1,901	1,855
AT&T Inc.	7.000%	4/30/40	GBP	3,450	5,863
AT&T Inc.	4.250%	6/1/43	GBP	4,253	5,401
AT&T Inc.	4.875%	6/1/44	GBP	2,374	3,271
AT&T Inc.	4.850%	5/25/47	CAD	6,037	4,225
AT&T Inc.	5.100%	11/25/48	CAD	2,250	1,628
Athene Global Funding	2.100%	9/24/25	CAD	1,536	1,106
Athene Global Funding	0.366%	9/10/26	EUR	2,414	2,340
Athene Global Funding	0.832%	1/8/27	EUR	7,000	6,861
Athene Global Funding	1.750%	11/24/27	GBP	3,219	3,649
Athene Global Funding	0.625%	1/12/28	EUR	17,487	16,324
Athene Global Funding	2.470%	6/9/28	CAD	2,414	1,645
Bank of America Corp.	0.750%	7/26/23	EUR	4,335	4,580
Bank of America Corp.	1.379%	2/7/25	EUR	3,072	3,231
Bank of America Corp.	1.375%	3/26/25	EUR	1,645	1,720
Bank of America Corp.	2.932%	4/25/25	CAD	2,577	1,967
Bank of America Corp.	2.300%	7/25/25	GBP	3,292	4,031
Bank of America Corp.	3.407%	9/20/25	CAD	1,119	857
Bank of America Corp.	3.515%	3/24/26	CAD	1,645	1,255
Bank of America Corp.	0.808%	5/9/26	EUR	15,844	16,098
Bank of America Corp.	4.250%	12/10/26	GBP	2,427	3,193
Bank of America Corp.	1.776%	5/4/27	EUR	12,127	12,554
Bank of America Corp.	1.978%	9/15/27	CAD	3,207	2,249
Bank of America Corp.	3.615%	3/16/28	CAD	7,100	5,296
Bank of America Corp.	1.662%	4/25/28	EUR	1,406	1,434
Bank of America Corp.	0.583%	8/24/28	EUR	17,711	17,014
Bank of America Corp.	3.648%	3/31/29	EUR	12,511	14,041
Bank of America Corp.	2.598%	4/4/29	CAD	2,045	1,425
Bank of America Corp.	0.694%	3/22/31	EUR	14,567	13,226
Bank of America Corp.	0.654%	10/26/31	EUR	15,975	14,197
Baxter International Inc.	1.300%	5/30/25	EUR	7,987	8,381
Baxter International Inc.	1.300%	5/15/29	EUR	4,005	3,965
Becton Dickinson and Co.	0.034%	8/13/25	EUR	2,977	2,973
Becton Dickinson and Co.	1.900%	12/15/26	EUR	6,485	6,828
Becton Dickinson Euro Finance Sarl	0.632%	6/4/23	EUR	5,871	6,195
Becton Dickinson Euro Finance Sarl	1.208%	6/4/26	EUR	4,444	4,566
Becton Dickinson Euro Finance Sarl	0.334%	8/13/28	EUR	1,851	1,737
Becton Dickinson Euro Finance Sarl	1.336%	8/13/41	EUR	2,494	1,953
Berkshire Hathaway Finance Corp.	2.000%	3/18/34	EUR	3,000	2,962
Berkshire Hathaway Finance Corp.	2.375%	6/19/39	GBP	3,841	4,244
Berkshire Hathaway Finance Corp.	2.625%	6/19/59	GBP	1,975	2,112
Berkshire Hathaway Inc.	1.300%	3/15/24	EUR	5,707	6,061
Berkshire Hathaway Inc.	0.170%	9/13/24	JPY	820,000	6,314
Berkshire Hathaway Inc.	1.125%	3/16/27	EUR	8,128	8,297
Berkshire Hathaway Inc.	2.150%	3/15/28	EUR	3,050	3,260
Berkshire Hathaway Inc.	0.440%	9/13/29	JPY	3,010,000	22,505
Berkshire Hathaway Inc.	1.625%	3/16/35	EUR	3,292	3,067
Berkshire Hathaway Inc.	0.500%	1/15/41	EUR	1,470	1,038
Berkshire Hathaway Inc.	1.108%	9/13/49	JPY	430,000	2,797
73

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Berry Global Inc.	1.500%	1/15/27	EUR	2,414	2,348
BlackRock Inc.	1.250%	5/6/25	EUR	3,594	3,776
Blackstone Holdings Finance Co. LLC	2.000%	5/19/25	EUR	100	106
Blackstone Holdings Finance Co. LLC	1.000%	10/5/26	EUR	487	494
Blackstone Holdings Finance Co. LLC	1.500%	4/10/29	EUR	3,249	3,229
Booking Holdings Inc.	2.375%	9/23/24	EUR	2,194	2,375
Booking Holdings Inc.	0.100%	3/8/25	EUR	15,753	15,983
Booking Holdings Inc.	1.800%	3/3/27	EUR	10,563	11,060
Booking Holdings Inc.	0.500%	3/8/28	EUR	8,006	7,757
BorgWarner Inc.	1.000%	5/19/31	EUR	4,771	4,220
Boston Scientific Corp.	0.625%	12/1/27	EUR	2,716	2,639
Bristol-Myers Squibb Co.	1.000%	5/15/25	EUR	890	928
Bristol-Myers Squibb Co.	1.750%	5/15/35	EUR	2,194	2,169
Brown-Forman Corp.	1.200%	7/7/26	EUR	1,404	1,438
Brown-Forman Corp.	2.600%	7/7/28	GBP	5,113	6,342
Bunge Finance Europe BV	1.850%	6/16/23	EUR	8,544	9,060
Capital One Financial Corp.	1.650%	6/12/29	EUR	6,447	6,209
Celanese US Holdings LLC	2.125%	3/1/27	EUR	4,334	4,380
Celanese US Holdings LLC	0.625%	9/10/28	EUR	1,690	1,514
Chubb INA Holdings Inc.	0.300%	12/15/24	EUR	1,043	1,070
Chubb INA Holdings Inc.	1.550%	3/15/28	EUR	5,027	5,120
Chubb INA Holdings Inc.	0.875%	12/15/29	EUR	3,512	3,334
Chubb INA Holdings Inc.	1.400%	6/15/31	EUR	2,634	2,542
Chubb INA Holdings Inc.	2.500%	3/15/38	EUR	6,899	6,884
Citigroup Inc.	0.750%	10/26/23	EUR	400	422
Citigroup Inc.	2.750%	1/24/24	GBP	6,310	7,897
Citigroup Inc.	2.375%	5/22/24	EUR	1,096	1,179
Citigroup Inc.	1.750%	1/28/25	EUR	2,908	3,076
Citigroup Inc.	4.090%	6/9/25	CAD	1,701	1,310
Citigroup Inc.	2.400%	10/31/25	JPY	3,411,400	27,476
Citigroup Inc.	1.500%	7/24/26	EUR	4,939	5,120
Citigroup Inc.	2.125%	9/10/26	EUR	2,963	3,113
Citigroup Inc.	1.750%	10/23/26	GBP	6,145	7,159
Citigroup Inc.	2.800%	6/25/27	JPY	71,300	587
Citigroup Inc.	0.500%	10/8/27	EUR	7,133	6,962
Citigroup Inc.	1.250%	4/10/29	EUR	1,645	1,597
Citigroup Inc.	4.500%	3/3/31	GBP	548	705
Citigroup Inc.	6.800%	6/25/38	GBP	321	566
Citigroup Inc.	7.375%	9/1/39	GBP	388	727
Coca-Cola Co.	0.500%	3/8/24	EUR	3,182	3,331
Coca-Cola Co.	3.250%	6/11/24	AUD	900	633
Coca-Cola Co.	1.125%	3/9/27	EUR	7,188	7,427
Coca-Cola Co.	0.125%	3/9/29	EUR	2,589	2,421
Coca-Cola Co.	0.400%	5/6/30	EUR	5,930	5,524
Coca-Cola Co.	0.500%	3/9/33	EUR	3,271	2,882
Coca-Cola Co.	0.375%	3/15/33	EUR	13,773	11,963
Coca-Cola Co.	1.625%	3/9/35	EUR	3,100	3,014
Coca-Cola Co.	0.950%	5/6/36	EUR	3,544	3,139
Coca-Cola Co.	0.800%	3/15/40	EUR	3,237	2,594
Colgate-Palmolive Co.	0.500%	3/6/26	EUR	1,043	1,064
Colgate-Palmolive Co.	1.375%	3/6/34	EUR	1,426	1,402
Colgate-Palmolive Co.	0.875%	11/12/39	EUR	383	320
Comcast Corp.	0.010%	9/14/26	EUR	2,494	2,449
Comcast Corp.	1.500%	2/20/29	GBP	3,731	4,255
Comcast Corp.	0.250%	9/14/29	EUR	3,782	3,487
74

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Comcast Corp.	5.500%	11/23/29	GBP	2,194	3,201
	Comcast Corp.	1.875%	2/20/36	GBP	3,658	3,845
	Comcast Corp.	1.250%	2/20/40	EUR	4,548	3,869
	Corning Inc.	0.992%	8/10/27	JPY	930,000	7,084
	Danaher Corp.	1.700%	3/30/24	EUR	383	410
	Danaher Corp.	2.500%	3/30/30	EUR	6,310	6,748
	DH Europe Finance II Sarl	0.200%	3/18/26	EUR	8,396	8,372
	DH Europe Finance II Sarl	0.450%	3/18/28	EUR	1,810	1,747
	DH Europe Finance II Sarl	0.750%	9/18/31	EUR	4,115	3,756
	DH Europe Finance II Sarl	1.350%	9/18/39	EUR	5,925	4,957
	DH Europe Finance II Sarl	1.800%	9/18/49	EUR	3,292	2,733
	Digital Dutch Finco BV	1.250%	2/1/31	EUR	6,816	5,938
	Digital Euro Finco LLC	2.625%	4/15/24	EUR	2,799	2,993
	Digital Euro Finco LLC	1.125%	4/9/28	EUR	14,267	13,448
	Digital Stout Holding LLC	4.250%	1/17/25	GBP	1,207	1,562
	Digital Stout Holding LLC	3.300%	7/19/29	GBP	3,815	4,654
	Digital Stout Holding LLC	3.750%	10/17/30	GBP	2,194	2,744
	Discovery Communications LLC	2.500%	9/20/24	GBP	4,115	5,112
	Discovery Communications LLC	1.900%	3/19/27	EUR	7,541	7,640
	Dover Corp.	1.250%	11/9/26	EUR	14,810	15,294
	Dow Chemical Co.	0.500%	3/15/27	EUR	9,822	9,571
	Dow Chemical Co.	1.875%	3/15/40	EUR	3,640	3,102
[3]	DXC Capital Funding DAC	0.450%	9/15/27	EUR	2,897	2,716
[3]	DXC Capital Funding DAC	0.950%	9/15/31	EUR	4,829	4,196
	DXC Technology Co.	1.750%	1/15/26	EUR	7,737	7,982
	Eastman Chemical Co.	1.500%	5/26/23	EUR	5,487	5,813
	Eastman Chemical Co.	1.875%	11/23/26	EUR	5,871	6,114
	Eaton Capital Unlimited Co.	0.697%	5/14/25	EUR	6,438	6,600
	Eaton Capital Unlimited Co.	0.577%	3/8/30	EUR	2,000	1,843
	Ecolab Inc.	1.000%	1/15/24	EUR	4,181	4,428
	Eli Lilly & Co.	2.125%	6/3/30	EUR	4,444	4,774
	Eli Lilly & Co.	1.700%	11/1/49	EUR	3,402	2,950
	Emerson Electric Co.	0.375%	5/22/24	EUR	1,125	1,167
	Emerson Electric Co.	1.250%	10/15/25	EUR	1,096	1,147
	Emerson Electric Co.	2.000%	10/15/29	EUR	1,096	1,155
	Equinix Inc.	0.250%	3/15/27	EUR	2,414	2,302
	Euronet Worldwide Inc.	1.375%	5/22/26	EUR	3,456	3,426
	Exxon Mobil Corp.	0.142%	6/26/24	EUR	11,029	11,393
	Exxon Mobil Corp.	0.835%	6/26/32	EUR	10,487	9,447
	Exxon Mobil Corp.	1.408%	6/26/39	EUR	2,000	1,660
	FedEx Corp.	1.625%	1/11/27	EUR	3,841	4,008
	FedEx Corp.	1.300%	8/5/31	EUR	1,261	1,183
	FedEx Corp.	0.950%	5/4/33	EUR	7,223	6,295
	Fidelity National Information Services Inc.	0.750%	5/21/23	EUR	4,391	4,634
	Fidelity National Information Services Inc.	1.100%	7/15/24	EUR	6,816	7,135
	Fidelity National Information Services Inc.	1.500%	5/21/27	EUR	15,734	16,085
	Fidelity National Information Services Inc.	1.000%	12/3/28	EUR	5,597	5,399
	Fidelity National Information Services Inc.	2.250%	12/3/29	GBP	1,220	1,408
	Fidelity National Information Services Inc.	2.000%	5/21/30	EUR	2,414	2,440
	Fidelity National Information Services Inc.	3.360%	5/21/31	GBP	2,603	3,179
	Fidelity National Information Services Inc.	2.950%	5/21/39	EUR	1,806	1,838
	Fiserv Inc.	0.375%	7/1/23	EUR	1,352	1,420
	Fiserv Inc.	2.250%	7/1/25	GBP	1,152	1,419
	Fiserv Inc.	1.125%	7/1/27	EUR	1,567	1,572
	Fiserv Inc.	1.625%	7/1/30	EUR	6,785	6,639
75

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
GE Capital Canada Funding Co.	5.730%	10/22/37	CAD	823	674
GE Capital European Funding Unlimited Co.	6.025%	3/1/38	EUR	1,508	2,210
GE Capital UK Funding Unlimited Co.	5.875%	1/18/33	GBP	4,904	7,189
General Electric Co.	1.500%	5/17/29	EUR	2,478	2,512
General Electric Co.	4.125%	9/19/35	EUR	2,908	3,515
General Electric Co.	2.125%	5/17/37	EUR	3,194	3,028
General Electric Co.	4.875%	9/18/37	GBP	485	648
General Mills Inc.	0.450%	1/15/26	EUR	1,810	1,818
General Mills Inc.	1.500%	4/27/27	EUR	1,096	1,133
General Motors Financial Co. Inc.	2.200%	4/1/24	EUR	3,262	3,479
General Motors Financial Co. Inc.	2.250%	9/6/24	GBP	494	608
General Motors Financial Co. Inc.	0.850%	2/26/26	EUR	5,487	5,398
General Motors Financial Co. Inc.	0.650%	9/7/28	EUR	3,219	2,867
General Motors Financial of Canada Ltd.	3.250%	11/7/23	CAD	2,469	1,904
General Motors Financial of Canada Ltd.	5.950%	5/14/24	CAD	2,743	2,209
General Motors Financial of Canada Ltd.	1.750%	4/15/26	CAD	1,609	1,127
General Motors Financial of Canada Ltd.	3.150%	2/8/27	CAD	2,000	1,454
Goldman Sachs Group Inc.	2.000%	7/27/23	EUR	6,730	7,212
Goldman Sachs Group Inc.	1.375%	5/15/24	EUR	17,245	18,273
Goldman Sachs Group Inc.	2.125%	9/30/24	EUR	5,014	5,351
Goldman Sachs Group Inc.	3.375%	3/27/25	EUR	2,743	3,008
Goldman Sachs Group Inc.	1.250%	5/1/25	EUR	12,588	13,150
Goldman Sachs Group Inc.	7.125%	8/7/25	GBP	2,049	2,861
Goldman Sachs Group Inc.	3.307%	10/31/25	CAD	511	390
Goldman Sachs Group Inc.	4.250%	1/29/26	GBP	9,877	12,718
Goldman Sachs Group Inc.	2.875%	6/3/26	EUR	12,743	13,802
Goldman Sachs Group Inc.	1.625%	7/27/26	EUR	1,488	1,530
Goldman Sachs Group Inc.	2.599%	11/30/27	CAD	1,770	1,266
Goldman Sachs Group Inc.	1.500%	12/7/27	GBP	8,048	9,046
Goldman Sachs Group Inc.	0.250%	1/26/28	EUR	6,816	6,321
Goldman Sachs Group Inc.	2.000%	3/22/28	EUR	3,896	3,975
Goldman Sachs Group Inc.	7.250%	4/10/28	GBP	453	679
Goldman Sachs Group Inc.	2.000%	11/1/28	EUR	5,597	5,681
Goldman Sachs Group Inc.	2.013%	2/28/29	CAD	5,351	3,610
Goldman Sachs Group Inc.	0.875%	5/9/29	EUR	10,000	9,312
Goldman Sachs Group Inc.	3.125%	7/25/29	GBP	3,439	4,174
Goldman Sachs Group Inc.	1.875%	12/16/30	GBP	402	434
Goldman Sachs Group Inc.	1.000%	3/18/33	EUR	10,462	9,060
Goldman Sachs Group Inc.	6.875%	1/18/38	GBP	1,363	2,155
Harley-Davidson Financial Services Inc.	3.875%	5/19/23	EUR	3,364	3,652
HCN Canadian Holdings-1 LP	2.950%	1/15/27	CAD	987	717
Highland Holdings Sarl	0.318%	12/15/26	EUR	11,000	10,705
Honeywell International Inc.	2.250%	2/22/28	EUR	3,879	4,172
Honeywell International Inc.	2.250%	2/22/28	EUR	7,693	8,275
Illinois Tool Works Inc.	1.250%	5/22/23	EUR	1,701	1,806
Illinois Tool Works Inc.	0.250%	12/5/24	EUR	2,579	2,655
Illinois Tool Works Inc.	0.625%	12/5/27	EUR	6,017	5,977
Illinois Tool Works Inc.	2.125%	5/22/30	EUR	6,420	6,799
Illinois Tool Works Inc.	1.000%	6/5/31	EUR	3,402	3,261
International Business Machines Corp	1.250%	2/9/34	EUR	5,500	5,125
International Business Machines Corp.	0.875%	1/31/25	EUR	1,645	1,715
International Business Machines Corp.	0.950%	5/23/25	EUR	10,097	10,501
International Business Machines Corp.	2.875%	11/7/25	EUR	2,250	2,486
International Business Machines Corp.	1.250%	1/29/27	EUR	6,765	6,989
International Business Machines Corp.	0.300%	2/11/28	EUR	4,115	3,961
76

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	International Business Machines Corp.	1.750%	3/7/28	EUR	2,000	2,087
	International Business Machines Corp.	1.750%	1/31/31	EUR	5,158	5,253
	International Business Machines Corp.	1.200%	2/11/40	EUR	2,963	2,509
	International Flavors & Fragrances Inc.	1.800%	9/25/26	EUR	4,902	5,085
	John Deere Cash Management Sarl	0.500%	9/15/23	EUR	1,207	1,272
	John Deere Cash Management Sarl	2.200%	4/2/32	EUR	5,487	5,851
	John Deere Cash Management Sarl	1.650%	6/13/39	EUR	2,743	2,618
	John Deere Financial Inc.	1.090%	7/17/24	CAD	1,609	1,184
	John Deere Financial Inc.	2.580%	10/16/26	CAD	1,043	764
	John Deere Financial Inc.	1.340%	9/8/27	CAD	4,334	2,931
	Johnson & Johnson	0.650%	5/20/24	EUR	5,597	5,894
	Johnson & Johnson	1.150%	11/20/28	EUR	658	679
	Johnson & Johnson	1.650%	5/20/35	EUR	150	152
	Johnson Controls International plc	1.000%	9/15/23	EUR	1,646	1,743
	Johnson Controls International plc	1.375%	2/25/25	EUR	8,760	9,189
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	0.375%	9/15/27	EUR	2,732	2,640
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	1.000%	9/15/32	EUR	1,975	1,823
	JPMorgan Chase & Co.	0.500%	12/4/23	CHF	23,375	24,048
	JPMorgan Chase & Co.	3.000%	2/19/26	EUR	3,072	3,365
	JPMorgan Chase & Co.	0.991%	4/28/26	GBP	8,048	9,426
	JPMorgan Chase & Co.	3.500%	12/18/26	GBP	2,743	3,489
	JPMorgan Chase & Co.	1.090%	3/11/27	EUR	45,076	45,820
	JPMorgan Chase & Co.	0.389%	2/24/28	EUR	18,092	17,470
	JPMorgan Chase & Co.	1.896%	3/5/28	CAD	8,850	6,130
	JPMorgan Chase & Co.	1.638%	5/18/28	EUR	2,284	2,338
	JPMorgan Chase & Co.	1.001%	7/25/31	EUR	7,100	6,654
	JPMorgan Chase & Co.	1.047%	11/4/32	EUR	5,453	5,006
	Kellogg Co.	1.250%	3/10/25	EUR	2,799	2,926
	Kinder Morgan Inc.	2.250%	3/16/27	EUR	3,878	4,049
	KKR Group Finance Co. V LLC	1.625%	5/22/29	EUR	5,487	5,432
[3]	KKR Group Finance Co. V LLC	1.625%	5/22/29	EUR	1,645	1,629
	Liberty Mutual Group Inc.	2.750%	5/4/26	EUR	7,682	8,297
	LYB International Finance II BV	0.875%	9/17/26	EUR	4,939	4,911
	ManpowerGroup Inc.	1.750%	6/22/26	EUR	250	264
	Mastercard Inc.	2.100%	12/1/27	EUR	4,465	4,839
	Mastercard Inc.	1.000%	2/22/29	EUR	7,300	7,308
	McDonald's Corp.	2.000%	6/1/23	EUR	1,000	1,073
	McDonald's Corp.	1.000%	11/15/23	EUR	9,200	9,752
	McDonald's Corp.	0.625%	1/29/24	EUR	6,900	7,247
	McDonald's Corp.	3.000%	3/8/24	AUD	11,910	8,326
	McDonald's Corp.	2.375%	11/27/24	EUR	100	109
	McDonald's Corp.	3.125%	3/4/25	CAD	5,487	4,202
	McDonald's Corp.	0.900%	6/15/26	EUR	100	102
	McDonald's Corp.	1.875%	5/26/27	EUR	100	106
	McDonald's Corp.	1.750%	5/3/28	EUR	2,000	2,094
	McDonald's Corp.	2.625%	6/11/29	EUR	100	110
	McDonald's Corp.	1.500%	11/28/29	EUR	7,700	7,774
	McDonald's Corp.	2.950%	3/15/34	GBP	3,000	3,584
	McDonald's Corp.	4.125%	6/11/54	GBP	900	1,248
	McKesson Corp.	1.500%	11/17/25	EUR	6,914	7,267
	McKesson Corp.	1.625%	10/30/26	EUR	5,597	5,848
	McKesson Corp.	3.125%	2/17/29	GBP	498	610
	Medtronic Global Holdings SCA	0.250%	7/2/25	EUR	1,591	1,620
	Medtronic Global Holdings SCA	0.375%	10/15/28	EUR	10,896	10,434
77

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Medtronic Global Holdings SCA	1.625%	3/7/31	EUR	4,444	4,496
	Medtronic Global Holdings SCA	1.000%	7/2/31	EUR	1,536	1,463
	Medtronic Global Holdings SCA	0.750%	10/15/32	EUR	5,487	4,943
	Medtronic Global Holdings SCA	2.250%	3/7/39	EUR	1,701	1,645
	Medtronic Global Holdings SCA	1.500%	7/2/39	EUR	5,597	4,799
	Medtronic Global Holdings SCA	1.375%	10/15/40	EUR	2,634	2,163
	Medtronic Global Holdings SCA	1.750%	7/2/49	EUR	8,396	6,729
	Medtronic Global Holdings SCA	1.625%	10/15/50	EUR	5,158	3,942
	Merck & Co. Inc.	0.500%	11/2/24	EUR	5,443	5,650
	Merck & Co. Inc.	1.875%	10/15/26	EUR	1,810	1,939
	Merck & Co. Inc.	2.500%	10/15/34	EUR	2,886	3,106
	Merck & Co. Inc.	1.375%	11/2/36	EUR	1,316	1,217
	MetLife Inc.	5.375%	12/9/24	GBP	2,387	3,171
	MetLife Inc.	0.769%	5/23/29	JPY	770,000	5,935
	Metropolitan Life Global Funding I	0.375%	4/9/24	EUR	2,743	2,846
	Metropolitan Life Global Funding I	4.000%	7/13/27	AUD	1,481	1,021
	Metropolitan Life Global Funding I	0.625%	12/8/27	GBP	4,771	5,227
	Metropolitan Life Global Funding I	1.950%	3/20/28	CAD	3,058	2,103
	Metropolitan Life Global Funding I	2.450%	1/12/29	CAD	1,800	1,247
	Metropolitan Life Global Funding I	3.394%	4/9/30	CAD	1,536	1,110
	Microsoft Corp.	3.125%	12/6/28	EUR	7,736	8,946
	Microsoft Corp.	2.625%	5/2/33	EUR	2,194	2,505
	Mohawk Capital Finance SA	1.750%	6/12/27	EUR	1,500	1,546
	Molson Coors Beverage Co.	1.250%	7/15/24	EUR	4,829	5,038
	Molson Coors International LP	2.840%	7/15/23	CAD	2,743	2,112
	Molson Coors International LP	3.440%	7/15/26	CAD	1,563	1,175
[3]	Mondelez International Holdings Netherlands BV	0.000%	9/22/26	EUR	5,212	5,115
[3]	Mondelez International Holdings Netherlands BV	0.250%	9/9/29	EUR	3,863	3,568
[3]	Mondelez International Holdings Netherlands BV	1.250%	9/9/41	EUR	1,690	1,310
	Mondelez International Inc.	3.250%	3/7/25	CAD	1,764	1,349
	Mondelez International Inc.	1.625%	3/8/27	EUR	6,511	6,823
	Mondelez International Inc.	0.250%	3/17/28	EUR	21,730	20,758
	Mondelez International Inc.	0.750%	3/17/33	EUR	6,438	5,622
	Mondelez International Inc.	2.375%	3/6/35	EUR	637	638
	Moody's Corp.	1.750%	3/9/27	EUR	1,651	1,728
	Moody's Corp.	0.950%	2/25/30	EUR	5,292	5,080
	Morgan Stanley	3.000%	2/7/24	CAD	5,482	4,202
	Morgan Stanley	0.637%	7/26/24	EUR	11,084	11,652
	Morgan Stanley	1.342%	10/23/26	EUR	7,408	7,625
	Morgan Stanley	1.375%	10/27/26	EUR	4,000	4,077
	Morgan Stanley	2.625%	3/9/27	GBP	4,795	5,808
	Morgan Stanley	1.875%	4/27/27	EUR	3,267	3,386
	Morgan Stanley	1.779%	8/4/27	CAD	1,609	1,129
	Morgan Stanley	0.406%	10/29/27	EUR	7,930	7,689
	Morgan Stanley	0.495%	10/26/29	EUR	18,219	16,922
	Morgan Stanley	0.497%	2/7/31	EUR	17,670	15,807
	Morgan Stanley	1.102%	4/29/33	EUR	4,829	4,360
	Mylan Inc.	2.125%	5/23/25	EUR	6,000	6,300
	Nasdaq Inc.	1.750%	3/28/29	EUR	5,212	5,259
	Nasdaq Inc.	0.875%	2/13/30	EUR	9,464	8,787
	Nasdaq Inc.	0.900%	7/30/33	EUR	2,655	2,306
	National Grid North America Inc	1.054%	1/20/31	EUR	8,000	7,465
	National Grid North America Inc.	0.750%	8/8/23	EUR	400	422
78

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
National Grid North America Inc.	1.000%	7/12/24	EUR	400	419
Nestle Holdings Inc.	2.192%	1/26/29	CAD	6,680	4,687
New York Life Global Funding	1.250%	12/17/26	GBP	4,024	4,682
New York Life Global Funding	0.250%	1/23/27	EUR	5,487	5,353
New York Life Global Funding	2.000%	4/17/28	CAD	3,219	2,233
NextEra Energy Capital Holdings Inc.	2.200%	12/2/26	AUD	2,470	1,585
Omnicom Capital Holdings plc	2.250%	11/22/33	GBP	1,529	1,662
Omnicom Finance Holdings plc	0.800%	7/8/27	EUR	5,304	5,251
Omnicom Finance Holdings plc	1.400%	7/8/31	EUR	2,469	2,371
Oracle Corp.	3.125%	7/10/25	EUR	548	605
Parker-Hannifin Corp.	1.125%	3/1/25	EUR	8,555	8,858
PepsiCo Inc.	0.250%	5/6/24	EUR	3,456	3,606
PepsiCo Inc.	2.150%	5/6/24	CAD	1,756	1,334
PepsiCo Inc.	0.750%	3/18/27	EUR	1,096	1,115
PepsiCo Inc.	0.500%	5/6/28	EUR	6,474	6,369
PepsiCo Inc.	0.875%	7/18/28	EUR	1,975	1,980
PepsiCo Inc.	1.125%	3/18/31	EUR	1,043	1,021
PepsiCo Inc.	0.400%	10/9/32	EUR	6,528	5,770
PepsiCo Inc.	0.750%	10/14/33	EUR	3,643	3,277
PepsiCo Inc.	0.875%	10/16/39	EUR	5,432	4,374
PepsiCo Inc.	1.050%	10/9/50	EUR	1,207	926
PerkinElmer Inc.	1.875%	7/19/26	EUR	2,523	2,634
Pfizer Inc.	1.000%	3/6/27	EUR	1,865	1,927
Pfizer Inc.	2.735%	6/15/43	GBP	5,034	5,879
Philip Morris International Inc.	0.625%	11/8/24	EUR	767	789
Philip Morris International Inc.	2.875%	5/14/29	EUR	1,372	1,450
Philip Morris International Inc.	0.800%	8/1/31	EUR	4,939	4,184
Philip Morris International Inc.	3.125%	6/3/33	EUR	548	559
Philip Morris International Inc.	2.000%	5/9/36	EUR	4,390	3,751
Philip Morris International Inc.	1.875%	11/6/37	EUR	2,963	2,422
Philip Morris International Inc.	1.450%	8/1/39	EUR	3,402	2,500
PPG Industries Inc.	0.875%	11/3/25	EUR	1,426	1,456
PPG Industries Inc.	1.400%	3/13/27	EUR	200	204
Praxair Inc.	1.200%	2/12/24	EUR	4,390	4,665
Praxair Inc.	1.625%	12/1/25	EUR	11,276	11,969
Procter & Gamble Co.	1.125%	11/2/23	EUR	6,376	6,794
Procter & Gamble Co.	0.500%	10/25/24	EUR	1,645	1,717
Procter & Gamble Co.	0.625%	10/30/24	EUR	2,250	2,353
Procter & Gamble Co.	1.375%	5/3/25	GBP	5,377	6,551
Procter & Gamble Co.	1.200%	10/30/28	EUR	2,579	2,661
Procter & Gamble Co.	1.800%	5/3/29	GBP	6,927	8,254
Procter & Gamble Co.	1.250%	10/25/29	EUR	3,841	3,945
Procter & Gamble Co.	1.875%	10/30/38	EUR	1,316	1,309
Prologis Euro Finance LLC	0.250%	9/10/27	EUR	9,328	8,802
Prologis Euro Finance LLC	0.375%	2/6/28	EUR	1,829	1,720
Prologis Euro Finance LLC	1.875%	1/5/29	EUR	581	589
Prologis Euro Finance LLC	0.625%	9/10/31	EUR	3,319	2,880
Prologis Euro Finance LLC	0.500%	2/16/32	EUR	4,497	3,804
Prologis Euro Finance LLC	1.500%	2/8/34	EUR	1,400	1,265
Prologis Euro Finance LLC	1.000%	2/6/35	EUR	1,810	1,493
Prologis Euro Finance LLC	1.000%	2/16/41	EUR	2,330	1,717
Prologis Euro Finance LLC	1.500%	9/10/49	EUR	1,719	1,265
Prologis LP	3.000%	6/2/26	EUR	878	970
Prologis LP	2.250%	6/30/29	GBP	2,369	2,782
Public Storage	0.500%	9/9/30	EUR	3,541	3,117
79

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Public Storage	0.875%	1/24/32	EUR	3,676	3,242
Raytheon Technologies Corp.	2.150%	5/18/30	EUR	6,816	6,943
Realty Income Corp.	1.875%	1/14/27	GBP	724	858
Realty Income Corp.	1.125%	7/13/27	GBP	6,438	7,305
Realty Income Corp.	1.750%	7/13/33	GBP	3,943	4,142
Realty Income Corp.	2.500%	1/14/42	GBP	1,046	1,086
Schlumberger Finance BV	0.250%	10/15/27	EUR	5,487	5,324
Schlumberger Finance BV	0.500%	10/15/31	EUR	5,487	4,934
Schlumberger Finance BV	2.000%	5/6/32	EUR	3,219	3,309
Schlumberger Finance France SAS	1.000%	2/18/26	EUR	1,865	1,927
Schneider Electric SE	1.500%	9/8/23	EUR	300	320
Schneider Electric SE	0.250%	9/9/24	EUR	4,900	5,063
Schneider Electric SE	0.875%	3/11/25	EUR	1,600	1,664
Schneider Electric SE	1.500%	1/15/28	EUR	6,000	6,220
Schneider Electric SE	0.250%	3/11/29	EUR	8,200	7,738
Simon International Finance SCA	1.125%	3/19/33	EUR	3,621	3,101
Southern Co.	1.875%	9/15/81	EUR	4,024	3,565
Southern Power Co.	1.850%	6/20/26	EUR	5,871	6,101
Stellantis NV	2.000%	3/20/25	EUR	2,000	2,121
Stellantis NV	3.875%	1/5/26	EUR	9,328	10,359
Stellantis NV	2.750%	5/15/26	EUR	5,000	5,345
Stellantis NV	4.500%	7/7/28	EUR	16,677	19,111
Stellantis NV	1.250%	6/20/33	EUR	8,048	6,650
Stryker Corp.	1.125%	11/30/23	EUR	1,261	1,338
Stryker Corp.	0.250%	12/3/24	EUR	2,085	2,135
Stryker Corp.	2.125%	11/30/27	EUR	1,043	1,104
Stryker Corp.	2.625%	11/30/30	EUR	1,152	1,233
Stryker Corp.	1.000%	12/3/31	EUR	6,035	5,582
Swiss Re Finance UK plc	2.714%	6/4/52	EUR	2,500	2,379
Sysco Canada Inc.	3.650%	4/25/25	CAD	1,404	1,076
Thermo Fisher Scientific Finance I BV	0.000%	11/18/25	EUR	4,314	4,305
Thermo Fisher Scientific Finance I BV	0.800%	10/18/30	EUR	5,072	4,742
Thermo Fisher Scientific Finance I BV	1.125%	10/18/33	EUR	3,993	3,613
Thermo Fisher Scientific Finance I BV	1.625%	10/18/41	EUR	8,853	7,399
Thermo Fisher Scientific Inc.	0.750%	9/12/24	EUR	2,567	2,679
Thermo Fisher Scientific Inc.	0.125%	3/1/25	EUR	3,512	3,565
Thermo Fisher Scientific Inc.	2.000%	4/15/25	EUR	3,292	3,520
Thermo Fisher Scientific Inc.	1.400%	1/23/26	EUR	9,027	9,421
Thermo Fisher Scientific Inc.	1.750%	4/15/27	EUR	1,645	1,727
Thermo Fisher Scientific Inc.	0.500%	3/1/28	EUR	1,701	1,647
Thermo Fisher Scientific Inc.	1.375%	9/12/28	EUR	548	555
Thermo Fisher Scientific Inc.	2.875%	7/24/37	EUR	3,633	3,760
Thermo Fisher Scientific Inc.	1.500%	10/1/39	EUR	2,194	1,839
Thermo Fisher Scientific Inc.	1.875%	10/1/49	EUR	5,981	4,878
Time Warner Cable LLC	5.250%	7/15/42	GBP	3,237	4,161
Toyota Motor Credit Corp.	0.625%	11/21/24	EUR	100	104
Toyota Motor Credit Corp.	0.750%	11/19/26	GBP	4,024	4,630
Toyota Motor Credit Corp.	0.125%	11/5/27	EUR	8,048	7,710
Trillium Windpower LP	5.803%	2/15/33	CAD	812	670
TWDC Enterprises 18 Corp.	2.758%	10/7/24	CAD	5,666	4,321
United Parcel Service Inc.	0.375%	11/15/23	EUR	4,061	4,261
United Parcel Service Inc.	2.125%	5/21/24	CAD	3,841	2,913
United Parcel Service Inc.	1.625%	11/15/25	EUR	6,530	6,917
United Parcel Service Inc.	1.500%	11/15/32	EUR	1,810	1,806
United Parcel Service Inc.	5.125%	2/12/50	GBP	900	1,516
80

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Upjohn Finance BV	1.362%	6/23/27	EUR	4,390	4,270
Upjohn Finance BV	1.908%	6/23/32	EUR	8,390	7,436
US Bancorp	0.850%	6/7/24	EUR	8,144	8,511
Utah Acquisition Sub Inc.	3.125%	11/22/28	EUR	647	670
Ventas Canada Finance Ltd.	2.800%	4/12/24	CAD	3,420	2,604
Ventas Canada Finance Ltd.	4.125%	9/30/24	CAD	658	513
Ventas Canada Finance Ltd.	3.300%	12/1/31	CAD	1,368	925
Verizon Communications Inc.	4.073%	6/18/24	GBP	1,645	2,127
Verizon Communications Inc.	4.050%	2/17/25	AUD	840	595
Verizon Communications Inc.	0.875%	4/2/25	EUR	2,688	2,784
Verizon Communications Inc.	3.250%	2/17/26	EUR	1,426	1,586
Verizon Communications Inc.	1.375%	10/27/26	EUR	3,841	3,965
Verizon Communications Inc.	0.875%	4/8/27	EUR	13,699	13,699
Verizon Communications Inc.	4.500%	8/17/27	AUD	6,910	4,838
Verizon Communications Inc.	2.375%	3/22/28	CAD	3,219	2,255
Verizon Communications Inc.	2.350%	3/23/28	AUD	1,600	981
Verizon Communications Inc.	1.375%	11/2/28	EUR	5,377	5,402
Verizon Communications Inc.	1.125%	11/3/28	GBP	7,185	7,915
Verizon Communications Inc.	0.375%	3/22/29	EUR	8,517	7,907
Verizon Communications Inc.	1.875%	10/26/29	EUR	1,818	1,862
Verizon Communications Inc.	1.250%	4/8/30	EUR	10,487	10,135
Verizon Communications Inc.	2.500%	5/16/30	CAD	3,055	2,049
Verizon Communications Inc.	1.875%	9/19/30	GBP	878	984
Verizon Communications Inc.	2.500%	4/8/31	GBP	445	517
Verizon Communications Inc.	2.625%	12/1/31	EUR	1,609	1,708
Verizon Communications Inc.	0.875%	3/19/32	EUR	4,024	3,603
Verizon Communications Inc.	0.750%	3/22/32	EUR	7,402	6,543
Verizon Communications Inc.	1.300%	5/18/33	EUR	4,596	4,201
Verizon Communications Inc.	1.125%	9/19/35	EUR	4,404	3,789
Verizon Communications Inc.	3.125%	11/2/35	GBP	2,871	3,376
Verizon Communications Inc.	3.375%	10/27/36	GBP	6,024	7,304
Verizon Communications Inc.	2.875%	1/15/38	EUR	5,915	6,099
Verizon Communications Inc.	1.875%	11/3/38	GBP	3,694	3,602
Verizon Communications Inc.	1.500%	9/19/39	EUR	1,255	1,045
Verizon Communications Inc.	3.500%	11/4/39	AUD	800	427
Verizon Communications Inc.	1.850%	5/18/40	EUR	804	702
Verizon Communications Inc.	3.625%	5/16/50	CAD	2,474	1,476
Verizon Communications Inc.	4.050%	3/22/51	CAD	851	547
VF Corp.	0.625%	9/20/23	EUR	2,963	3,121
VF Corp.	0.250%	2/25/28	EUR	823	780
Wabtec Transportation Netherlands BV	1.250%	12/3/27	EUR	2,293	2,235
Walgreens Boots Alliance Inc.	3.600%	11/20/25	GBP	726	929
Walmart Inc.	2.550%	4/8/26	EUR	1,043	1,141
Walmart Inc.	4.875%	9/21/29	EUR	5,898	7,437
Walmart Inc.	5.625%	3/27/34	GBP	8,140	12,895
Walmart Inc.	5.250%	9/28/35	GBP	548	852
Walt Disney Co.	3.057%	3/30/27	CAD	7,769	5,763
Waste Management of Canada Corp.	2.600%	9/23/26	CAD	2,047	1,501
Wells Fargo & Co.	2.250%	5/2/23	EUR	8,944	9,608
Wells Fargo & Co.	2.509%	10/27/23	CAD	6,041	4,621
Wells Fargo & Co.	0.500%	11/2/23	CHF	10,970	11,266
Wells Fargo & Co.	2.125%	12/20/23	GBP	518	641
Wells Fargo & Co.	3.184%	2/8/24	CAD	2,743	2,110
Wells Fargo & Co.	3.874%	5/21/25	CAD	1,891	1,448
Wells Fargo & Co.	1.625%	6/2/25	EUR	2,743	2,868
81

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Wells Fargo & Co.	2.000%	7/28/25	GBP	15,035	18,168
Wells Fargo & Co.	2.000%	4/27/26	EUR	10,975	11,476
Wells Fargo & Co.	2.975%	5/19/26	CAD	5,542	4,097
Wells Fargo & Co.	1.375%	10/26/26	EUR	7,298	7,399
Wells Fargo & Co.	1.000%	2/2/27	EUR	12,965	12,866
Wells Fargo & Co.	2.493%	2/18/27	CAD	3,014	2,148
Wells Fargo & Co.	1.500%	5/24/27	EUR	10,975	11,110
Wells Fargo & Co.	3.500%	9/12/29	GBP	2,375	2,951
Wells Fargo & Co.	1.741%	5/4/30	EUR	5,487	5,433
Wells Fargo & Co.	0.625%	8/14/30	EUR	4,390	3,917
Wells Fargo & Co.	4.625%	11/2/35	GBP	1,363	1,839
Wells Fargo Bank NA	5.250%	8/1/23	GBP	5,100	6,571
Welltower Inc.	4.800%	11/20/28	GBP	4,005	5,416
Welltower Inc.	4.500%	12/1/34	GBP	2,634	3,482
Westlake Chemical Corp.	1.625%	7/17/29	EUR	2,000	1,957
Whirlpool Finance Luxembourg Sarl	1.250%	11/2/26	EUR	5,871	5,954
Whirlpool Finance Luxembourg Sarl	1.100%	11/9/27	EUR	1,975	1,945
WPC Eurobond BV	2.250%	7/19/24	EUR	3,456	3,658
WPC Eurobond BV	2.250%	4/9/26	EUR	2,250	2,344
WPC Eurobond BV	2.125%	4/15/27	EUR	6,695	6,826
WPC Eurobond BV	1.350%	4/15/28	EUR	4,939	4,736
WPC Eurobond BV	0.950%	6/1/30	EUR	1,976	1,719
Zimmer Biomet Holdings Inc.	1.414%	12/13/22	EUR	3,237	3,438
					2,632,643
Total Corporate Bonds (Cost $20,332,707)					17,695,870
Sovereign Bonds (78.3%)
Australia (3.0%)
Australian Capital Territory	4.000%	5/22/24	AUD	2,730	1,972
Australian Capital Territory	1.250%	5/22/25	AUD	680	457
Australian Capital Territory	2.500%	5/21/26	AUD	1,090	751
Australian Capital Territory	3.000%	4/18/28	AUD	320	222
Australian Capital Territory	2.250%	5/22/29	AUD	5,490	3,584
Australian Capital Territory	1.750%	5/17/30	AUD	1,200	744
Australian Capital Territory	1.750%	10/23/31	AUD	480	289
Commonwealth of Australia	5.500%	4/21/23	AUD	55,226	40,373
Commonwealth of Australia	2.750%	4/21/24	AUD	21,950	15,579
Commonwealth of Australia	0.250%	11/21/24	AUD	183,258	121,990
Commonwealth of Australia	3.250%	4/21/25	AUD	140,756	100,853
Commonwealth of Australia	0.250%	11/21/25	AUD	150,737	97,264
Commonwealth of Australia	4.250%	4/21/26	AUD	114,411	85,027
Commonwealth of Australia	0.500%	9/21/26	AUD	135,266	86,191
Commonwealth of Australia	4.750%	4/21/27	AUD	123,540	94,528
Commonwealth of Australia	2.750%	11/21/27	AUD	89,592	62,549
Commonwealth of Australia	2.250%	5/21/28	AUD	125,838	85,202
Commonwealth of Australia	2.750%	11/21/28	AUD	160,627	111,521
Commonwealth of Australia	3.250%	4/21/29	AUD	159,066	113,772
Commonwealth of Australia	2.750%	11/21/29	AUD	127,565	88,244
Commonwealth of Australia	2.500%	5/21/30	AUD	135,565	91,804
Commonwealth of Australia	1.000%	12/21/30	AUD	144,862	86,136
Commonwealth of Australia	1.500%	6/21/31	AUD	115,751	71,292
Commonwealth of Australia	1.000%	11/21/31	AUD	117,248	68,371
Commonwealth of Australia	1.250%	5/21/32	AUD	143,002	84,722
Commonwealth of Australia	1.750%	11/21/32	AUD	54,487	33,655
Commonwealth of Australia	4.500%	4/21/33	AUD	53,517	42,473
82

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Commonwealth of Australia	3.000%	11/21/33	AUD	56,000	38,914
	Commonwealth of Australia	2.750%	6/21/35	AUD	51,234	34,235
	Commonwealth of Australia	3.750%	4/21/37	AUD	47,064	35,021
	Commonwealth of Australia	3.250%	6/21/39	AUD	40,122	27,849
	Commonwealth of Australia	2.750%	5/21/41	AUD	53,795	34,332
	Commonwealth of Australia	3.000%	3/21/47	AUD	41,489	26,997
	Commonwealth of Australia	1.750%	6/21/51	AUD	66,827	32,344
	National Housing Finance and Investment Corp.	2.380%	3/28/29	AUD	1,600	1,062
	National Housing Finance and Investment Corp.	2.335%	6/30/36	AUD	4,020	2,389
	New South Wales Treasury Corp.	1.000%	2/8/24	AUD	17,011	11,715
	New South Wales Treasury Corp.	5.000%	8/20/24	AUD	18,218	13,526
	New South Wales Treasury Corp.	1.250%	3/20/25	AUD	21,950	14,804
	New South Wales Treasury Corp.	4.000%	5/20/26	AUD	5,268	3,845
	New South Wales Treasury Corp.	3.000%	5/20/27	AUD	71,872	50,275
	New South Wales Treasury Corp.	3.000%	3/20/28	AUD	68,898	47,927
	New South Wales Treasury Corp.	3.000%	11/15/28	AUD	10,975	7,625
	New South Wales Treasury Corp.	3.000%	4/20/29	AUD	12,620	8,718
	New South Wales Treasury Corp.	3.000%	2/20/30	AUD	30,707	21,084
	New South Wales Treasury Corp.	1.250%	11/20/30	AUD	8,048	4,766
	New South Wales Treasury Corp.	2.000%	3/20/31	AUD	22,913	14,328
	New South Wales Treasury Corp.	1.500%	2/20/32	AUD	46,096	27,077
	New South Wales Treasury Corp.	2.000%	3/8/33	AUD	21,816	13,230
	New South Wales Treasury Corp.	3.500%	3/20/34	AUD	454	316
	New South Wales Treasury Corp.	3.500%	11/20/37	AUD	4,024	2,748
	New South Wales Treasury Corp.	2.250%	11/20/40	AUD	12,255	6,729
	New South Wales Treasury Corp.	2.450%	8/24/50	AUD	281	146
	Northern Territory Treasury Corp.	2.750%	10/21/24	AUD	3,000	2,106
	Northern Territory Treasury Corp.	2.750%	4/21/27	AUD	5,600	3,862
	Northern Territory Treasury Corp.	3.500%	4/21/28	AUD	1,000	714
	Northern Territory Treasury Corp.	3.500%	5/21/30	AUD	2,500	1,755
	Northern Territory Treasury Corp.	2.000%	4/21/31	AUD	600	369
	Northern Territory Treasury Corp.	3.750%	4/21/33	AUD	4,000	2,773
[3]	Queensland Treasury Corp.	4.250%	7/21/23	AUD	27,821	20,126
[3]	Queensland Treasury Corp.	3.000%	3/22/24	AUD	7,408	5,269
	Queensland Treasury Corp.	5.750%	7/22/24	AUD	25,352	19,040
[3]	Queensland Treasury Corp.	4.750%	7/21/25	AUD	27,159	20,186
[3]	Queensland Treasury Corp.	3.250%	7/21/26	AUD	34,296	24,311
[3]	Queensland Treasury Corp.	2.750%	8/20/27	AUD	44,083	30,401
[3]	Queensland Treasury Corp.	3.250%	7/21/28	AUD	43,431	30,594
[3]	Queensland Treasury Corp.	3.250%	8/21/29	AUD	25,432	17,818
[3]	Queensland Treasury Corp.	3.500%	8/21/30	AUD	43,890	31,182
[3]	Queensland Treasury Corp.	1.750%	8/21/31	AUD	19,164	11,636
[3]	Queensland Treasury Corp.	1.500%	3/2/32	AUD	10,000	5,896
[3]	Queensland Treasury Corp.	1.500%	8/20/32	AUD	16,096	9,364
	Queensland Treasury Corp.	6.500%	3/14/33	AUD	4,554	4,057
[3]	Queensland Treasury Corp.	1.750%	7/20/34	AUD	16,372	9,360
[3]	Queensland Treasury Corp.	2.250%	4/16/40	AUD	8,231	4,598
[3]	Queensland Treasury Corp.	2.250%	11/20/41	AUD	8,121	4,440
[3]	Queensland Treasury Corp.	4.200%	2/20/47	AUD	4,313	3,175
	South Australian Government Financing Authority	4.250%	11/20/23	AUD	2,743	1,989
	South Australian Government Financing Authority	2.250%	8/15/24	AUD	9,602	6,694
83

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
South Australian Government Financing Authority	2.750%	4/16/25	AUD	6,035	4,233
South Australian Government Financing Authority	3.000%	7/20/26	AUD	4,527	3,178
South Australian Government Financing Authority	3.000%	9/20/27	AUD	686	479
South Australian Government Financing Authority	3.000%	5/24/28	AUD	10,049	6,977
South Australian Government Financing Authority	2.750%	5/24/30	AUD	16,911	11,346
South Australian Government Financing Authority	1.750%	5/24/32	AUD	15,414	9,239
South Australian Government Financing Authority	2.000%	5/23/36	AUD	5,633	3,187
Tasmanian Public Finance Corp.	3.250%	2/19/26	AUD	5,269	3,722
Tasmanian Public Finance Corp.	3.250%	1/24/28	AUD	823	576
Tasmanian Public Finance Corp.	2.000%	1/24/30	AUD	845	535
Tasmanian Public Finance Corp.	2.250%	1/22/32	AUD	4,024	2,523
Treasury Corp. of Victoria	5.500%	12/17/24	AUD	7,682	5,784
Treasury Corp. of Victoria	0.500%	11/20/25	AUD	12,072	7,775
Treasury Corp. of Victoria	5.500%	11/17/26	AUD	28,535	22,140
Treasury Corp. of Victoria	1.250%	11/19/27	AUD	13,634	8,652
Treasury Corp. of Victoria	3.000%	10/20/28	AUD	20,921	14,492
Treasury Corp. of Victoria	2.500%	10/22/29	AUD	39,260	26,057
Treasury Corp. of Victoria	1.500%	11/20/30	AUD	36,302	21,905
Treasury Corp. of Victoria	1.500%	9/10/31	AUD	40,975	24,252
Treasury Corp. of Victoria	4.250%	12/20/32	AUD	23,138	17,304
Treasury Corp. of Victoria	2.250%	9/15/33	AUD	8,048	4,931
Treasury Corp. of Victoria	2.250%	11/20/34	AUD	29,267	17,620
Treasury Corp. of Victoria	2.000%	9/17/35	AUD	8,048	4,621
Treasury Corp. of Victoria	2.000%	11/20/37	AUD	8,048	4,438
Treasury Corp. of Victoria	2.250%	11/20/41	AUD	16,434	8,911
Western Australian Treasury Corp.	6.000%	10/16/23	AUD	5,487	4,072
Western Australian Treasury Corp.	2.500%	7/23/24	AUD	26,337	18,488
Western Australian Treasury Corp.	5.000%	7/23/25	AUD	8,505	6,371
Western Australian Treasury Corp.	3.000%	10/21/26	AUD	13,628	9,558
Western Australian Treasury Corp.	3.000%	10/21/27	AUD	5,487	3,828
Western Australian Treasury Corp.	3.250%	7/20/28	AUD	17,519	12,346
Western Australian Treasury Corp.	2.750%	7/24/29	AUD	7,967	5,404
Western Australian Treasury Corp.	1.500%	10/22/30	AUD	20,000	12,111
Western Australian Treasury Corp.	1.750%	10/22/31	AUD	16,956	10,312
Western Australian Treasury Corp.	2.000%	10/24/34	AUD	8,410	4,950
Western Australian Treasury Corp.	2.250%	7/23/41	AUD	3,219	1,768
					2,667,367
Austria (1.0%)
Autobahnen- und Schnell- strassen-Finanzierungs AG	0.250%	10/18/24	EUR	18,656	19,292
Autobahnen- und Schnell- strassen-Finanzierungs AG	3.375%	9/22/25	EUR	1,096	1,235
Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/9/29	EUR	4,939	4,685
Autobahnen- und Schnell- strassen-Finanzierungs AG	0.125%	6/2/31	EUR	4,000	3,656
Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	6/11/32	EUR	400	459
84

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	6/20/33	EUR	658	757
[2]	Oesterreichische Kontrollbank AG	2.625%	11/22/24	CHF	16,790	18,194
[2]	Oesterreichische Kontrollbank AG	3.200%	8/25/25	AUD	823	574
[2]	Oesterreichische Kontrollbank AG	0.000%	10/8/26	EUR	2,743	2,731
[2]	Oesterreichische Kontrollbank AG	2.875%	2/25/30	CHF	2,465	2,859
[3]	Republic of Austria	0.000%	7/15/23	EUR	14,308	15,093
[3]	Republic of Austria	1.750%	10/20/23	EUR	27,947	30,204
[3]	Republic of Austria	0.000%	7/15/24	EUR	38,412	40,227
[3]	Republic of Austria	1.650%	10/21/24	EUR	3,726	4,061
[3]	Republic of Austria	0.000%	4/20/25	EUR	172,314	178,445
[3]	Republic of Austria	0.750%	10/20/26	EUR	42,363	44,505
[3]	Republic of Austria	0.500%	4/20/27	EUR	22,499	23,261
[3]	Republic of Austria	0.750%	2/20/28	EUR	13,718	14,260
[3]	Republic of Austria	0.500%	2/20/29	EUR	83,890	84,686
[3]	Republic of Austria	0.000%	2/20/30	EUR	3,662	3,494
[3]	Republic of Austria	0.000%	2/20/31	EUR	58,903	55,087
[3]	Republic of Austria	0.900%	2/20/32	EUR	111,007	110,888
[3]	Republic of Austria	2.400%	5/23/34	EUR	3,104	3,601
[3]	Republic of Austria	5.375%	12/1/34	CAD	890	794
[3]	Republic of Austria	0.250%	10/20/36	EUR	86,674	74,970
[3]	Republic of Austria	0.000%	10/20/40	EUR	36,852	29,298
[3]	Republic of Austria	3.150%	6/20/44	EUR	27,568	37,560
[3]	Republic of Austria	1.500%	2/20/47	EUR	29,588	30,263
[3]	Republic of Austria	0.750%	3/20/51	EUR	33,839	28,235
[3]	Republic of Austria	3.800%	1/26/62	EUR	6,090	10,082
[3]	Republic of Austria	0.700%	4/20/71	EUR	16,096	10,801
[3]	Republic of Austria	1.500%	11/2/86	EUR	13,405	12,048
[3]	Republic of Austria	2.100%	9/20/17	EUR	13,249	14,042
[3]	Republic of Austria	0.850%	6/30/20	EUR	19,937	11,046
						921,393
Belgium (1.7%)
	Kingdom of Belgium	2.250%	6/22/23	EUR	38,406	41,604
[3]	Kingdom of Belgium	0.500%	10/22/24	EUR	28,535	30,117
[3]	Kingdom of Belgium	0.800%	6/22/25	EUR	119,723	126,911
[3]	Kingdom of Belgium	1.000%	6/22/26	EUR	146,309	155,688
[3]	Kingdom of Belgium	0.800%	6/22/27	EUR	119,855	125,584
[3]	Kingdom of Belgium	0.000%	10/22/27	EUR	88,593	88,611
[3]	Kingdom of Belgium	0.900%	6/22/29	EUR	89,023	92,199
[3]	Kingdom of Belgium	0.100%	6/22/30	EUR	104,262	99,998
[3]	Kingdom of Belgium	1.000%	6/22/31	EUR	14,925	15,231
[3]	Kingdom of Belgium	0.000%	10/22/31	EUR	89,628	82,352
	Kingdom of Belgium	4.000%	3/28/32	EUR	22,124	28,817
[3]	Kingdom of Belgium	0.350%	6/22/32	EUR	118,000	110,528
[3]	Kingdom of Belgium	1.250%	4/22/33	EUR	3,917	4,044
[3]	Kingdom of Belgium	3.000%	6/22/34	EUR	14,190	17,218
[3]	Kingdom of Belgium	5.000%	3/28/35	EUR	2,430	3,539
[3]	Kingdom of Belgium	1.450%	6/22/37	EUR	35,449	35,619
[3]	Kingdom of Belgium	1.900%	6/22/38	EUR	69,494	74,289
[3]	Kingdom of Belgium	0.400%	6/22/40	EUR	68,726	56,054
	Kingdom of Belgium	3.750%	6/22/45	EUR	30,974	43,387
[3]	Kingdom of Belgium	1.600%	6/22/47	EUR	16,477	16,047
[3]	Kingdom of Belgium	1.700%	6/22/50	EUR	28,932	28,546
[3]	Kingdom of Belgium	1.400%	6/22/53	EUR	114,300	103,039
[3]	Kingdom of Belgium	2.250%	6/22/57	EUR	8,560	9,524
85

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Kingdom of Belgium	2.150%	6/22/66	EUR	5,957	6,448
[3]	Kingdom of Belgium	0.650%	6/22/71	EUR	37,277	22,070
	Ministeries Van de Vlaamse Gemeenschap	0.375%	10/13/26	EUR	2,700	2,761
	Ministeries Van de Vlaamse Gemeenschap	0.010%	6/23/27	EUR	800	796
	Ministeries Van de Vlaamse Gemeenschap	1.000%	10/13/36	EUR	5,600	5,337
	Ministeries Van de Vlaamse Gemeenschap	1.500%	7/12/38	EUR	1,600	1,571
	Ministeries Van de Vlaamse Gemeenschap	1.875%	6/2/42	EUR	1,900	1,928
	Ministeries Van de Vlaamse Gemeenschap	1.500%	4/11/44	EUR	1,700	1,597
	Ministeries Van de Vlaamse Gemeenschap	1.000%	1/23/51	EUR	9,000	7,192
	Region Wallonne Belgium	0.050%	6/22/25	EUR	7,700	7,891
	Region Wallonne Belgium	0.250%	5/3/26	EUR	28,100	28,683
	Region Wallonne Belgium	0.500%	4/8/30	EUR	6,600	6,390
	Region Wallonne Belgium	0.375%	10/22/31	EUR	2,600	2,405
	Region Wallonne Belgium	1.250%	5/3/34	EUR	8,500	8,329
	Region Wallonne Belgium	0.650%	1/16/51	EUR	2,000	1,381
	Region Wallonne Belgium	1.250%	6/22/71	EUR	2,400	1,683
						1,495,408
Bulgaria (0.0%)
	Republic of Bulgaria	2.950%	9/3/24	EUR	518	565
	Republic of Bulgaria	2.625%	3/26/27	EUR	1,645	1,788
	Republic of Bulgaria	3.000%	3/21/28	EUR	13,716	15,097
	Republic of Bulgaria	3.125%	3/26/35	EUR	2,743	2,884
	Republic of Bulgaria	1.375%	9/23/50	EUR	3,841	2,656
						22,990
Canada (4.9%)
	British Columbia Municipal Finance Authority	2.800%	12/3/23	CAD	3,360	2,620
	British Columbia Municipal Finance Authority	2.150%	6/3/24	CAD	2,957	2,266
	British Columbia Municipal Finance Authority	2.950%	10/14/24	CAD	3,284	2,554
	British Columbia Municipal Finance Authority	1.100%	6/1/25	CAD	3,292	2,419
	British Columbia Municipal Finance Authority	2.650%	10/2/25	CAD	7,567	5,812
	British Columbia Municipal Finance Authority	2.500%	4/19/26	CAD	210	159
	British Columbia Municipal Finance Authority	1.350%	6/30/26	CAD	804	583
	British Columbia Municipal Finance Authority	3.050%	10/23/28	CAD	4,181	3,191
	British Columbia Municipal Finance Authority	2.550%	10/9/29	CAD	655	478
	British Columbia Municipal Finance Authority	2.300%	4/15/31	CAD	2,012	1,413
	Canada	0.250%	5/1/23	CAD	45,001	34,243
	Canada	1.500%	6/1/23	CAD	16,562	12,749
	Canada	8.000%	6/1/23	CAD	603	496
	Canada	0.250%	8/1/23	CAD	66,785	50,528
	Canada	2.000%	9/1/23	CAD	21,138	16,333
	Canada	0.500%	11/1/23	CAD	139,200	105,063
	Canada	0.750%	2/1/24	CAD	73,365	55,255
	Canada	2.250%	3/1/24	CAD	20,096	15,536
	Canada	0.250%	4/1/24	CAD	66,900	49,749
	Canada	2.500%	6/1/24	CAD	3,293	2,554
	Canada	1.500%	9/1/24	CAD	69,190	52,433
86

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Canada	1.500%	4/1/25	CAD	89,600	67,351
	Canada	2.250%	6/1/25	CAD	7,420	5,693
	Canada	9.000%	6/1/25	CAD	6,584	6,066
	Canada	0.500%	9/1/25	CAD	43,691	31,587
	Canada	0.250%	3/1/26	CAD	138,487	98,044
	Canada	1.000%	9/1/26	CAD	57,561	41,592
	Canada	1.250%	3/1/27	CAD	582	422
	Canada	1.000%	6/1/27	CAD	27,300	19,508
	Canada	8.000%	6/1/27	CAD	2,799	2,717
	Canada	2.000%	6/1/28	CAD	25,900	19,298
	Canada	2.250%	6/1/29	CAD	16,026	12,031
	Canada	5.750%	6/1/29	CAD	22,160	20,475
	Canada	2.250%	12/1/29	CAD	22,600	16,968
	Canada	1.250%	6/1/30	CAD	67,726	46,615
	Canada	0.500%	12/1/30	CAD	87,044	55,536
	Canada	1.500%	6/1/31	CAD	108,241	74,984
	Canada	1.500%	12/1/31	CAD	98,160	67,580
	Canada	2.000%	6/1/32	CAD	45,200	32,391
	Canada	5.750%	6/1/33	CAD	58,085	57,139
	Canada	5.000%	6/1/37	CAD	26,054	25,374
	Canada	4.000%	6/1/41	CAD	44,118	39,777
	Canada	3.500%	12/1/45	CAD	12,302	10,611
	Canada	2.750%	12/1/48	CAD	40,740	31,299
	Canada	2.000%	12/1/51	CAD	110,219	71,996
	Canada	1.750%	12/1/53	CAD	69,632	42,285
	Canada	2.750%	12/1/64	CAD	22,758	17,274
	Canada Housing Trust No 1	2.450%	12/15/31	CAD	13,600	9,773
[3]	Canada Housing Trust No. 1	2.350%	6/15/23	CAD	33,065	25,709
[3]	Canada Housing Trust No. 1	2.350%	9/15/23	CAD	36,570	28,685
[3]	Canada Housing Trust No. 1	3.150%	9/15/23	CAD	11,670	9,251
[3]	Canada Housing Trust No. 1	2.550%	12/15/23	CAD	36,315	28,220
[3]	Canada Housing Trust No. 1	2.900%	6/15/24	CAD	51,645	40,227
[3]	Canada Housing Trust No. 1	1.800%	12/15/24	CAD	38,875	29,372
[3]	Canada Housing Trust No. 1	2.550%	3/15/25	CAD	25,405	19,490
[3]	Canada Housing Trust No. 1	0.950%	6/15/25	CAD	45,990	33,531
[3]	Canada Housing Trust No. 1	1.950%	12/15/25	CAD	40,935	30,715
[3]	Canada Housing Trust No. 1	2.250%	12/15/25	CAD	11,915	9,035
[3]	Canada Housing Trust No. 1	1.250%	6/15/26	CAD	40,905	29,746
[3]	Canada Housing Trust No. 1	1.900%	9/15/26	CAD	17,485	12,991
[3]	Canada Housing Trust No. 1	1.100%	12/15/26	CAD	16,095	11,464
[3]	Canada Housing Trust No. 1	1.550%	12/15/26	CAD	13,275	9,652
[3]	Canada Housing Trust No. 1	2.350%	6/15/27	CAD	40,770	30,653
[3]	Canada Housing Trust No. 1	2.350%	3/15/28	CAD	11,480	8,561
[3]	Canada Housing Trust No. 1	2.650%	3/15/28	CAD	31,780	24,095
[3]	Canada Housing Trust No. 1	2.650%	12/15/28	CAD	13,785	10,384
[3]	Canada Housing Trust No. 1	2.100%	9/15/29	CAD	20,765	14,955
[3]	Canada Housing Trust No. 1	1.750%	6/15/30	CAD	32,520	22,502
[3]	Canada Housing Trust No. 1	1.100%	3/15/31	CAD	10,550	6,793
[3]	Canada Housing Trust No. 1	1.400%	3/15/31	CAD	15,605	10,325
[3]	Canada Housing Trust No. 1	1.900%	3/15/31	CAD	11,340	7,839
[3]	Canada Housing Trust No. 1	1.600%	12/15/31	CAD	32,990	22,023
[3]	Canada Housing Trust No. 1	2.150%	12/15/31	CAD	12,110	8,474
	Canada Post Corp.	4.080%	7/16/25	CAD	4,887	3,923
	Canada Post Corp.	4.360%	7/16/40	CAD	2,002	1,731
[3]	CDP Financial Inc.	1.125%	4/6/27	EUR	131,500	135,982
87

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	City of Montreal	3.500%	9/1/23	CAD	4,087	3,211
	City of Montreal	3.500%	9/1/24	CAD	120	94
	City of Montreal	3.000%	9/1/25	CAD	3,841	2,965
	City of Montreal	3.000%	9/1/27	CAD	2,743	2,101
	City of Montreal	3.150%	9/1/28	CAD	1,673	1,275
	City of Montreal	2.300%	9/1/29	CAD	1,257	901
	City of Montreal	1.750%	9/1/30	CAD	3,281	2,208
	City of Montreal	2.000%	9/1/31	CAD	3,702	2,493
	City of Montreal	4.100%	12/1/34	CAD	1,752	1,383
	City of Montreal	3.150%	12/1/36	CAD	3,284	2,304
	City of Montreal	3.500%	12/1/38	CAD	3,292	2,399
	City of Montreal	2.400%	12/1/41	CAD	2,985	1,808
	City of Montreal	6.000%	6/1/43	CAD	2,226	2,202
	CPPIB Capital Inc.	0.375%	7/25/23	GBP	2,030	2,504
	CPPIB Capital Inc.	0.375%	6/20/24	EUR	18,659	19,420
	CPPIB Capital Inc.	0.250%	4/6/27	EUR	8,450	8,380
	CPPIB Capital Inc.	1.250%	12/7/27	GBP	5,000	5,965
	CPPIB Capital Inc.	3.000%	6/15/28	CAD	4,373	3,343
	CPPIB Capital Inc.	0.875%	2/6/29	EUR	10,517	10,535
	CPPIB Capital Inc.	1.950%	9/30/29	CAD	6,808	4,779
	CPPIB Capital Inc.	0.050%	2/24/31	EUR	5,000	4,511
	CPPIB Capital Inc.	1.500%	3/4/33	EUR	8,367	8,415
	CPPIB Capital Inc.	0.250%	1/18/41	EUR	10,462	7,886
	CPPIB Capital Inc.	0.750%	7/15/49	EUR	2,523	1,992
	CPPIB Capital Inc.	1.625%	10/22/71	GBP	3,300	2,986
	Export Development Canada	2.800%	5/31/23	AUD	3,830	2,717
	Export Development Canada	1.375%	12/8/23	GBP	5,487	6,838
	Export Development Canada	1.650%	7/31/24	CAD	2,285	1,732
	Financement-Quebec	5.250%	6/1/34	CAD	4,653	4,161
	First Nations Finance Authority	3.050%	6/1/28	CAD	568	434
	First Nations Finance Authority	1.710%	6/16/30	CAD	1,835	1,242
	First Nations Finance Authority	2.850%	6/1/32	CAD	3,500	2,520
	Government of the Northwest Territories	2.200%	9/29/51	CAD	548	293
	Greater Sudbury Canada	2.416%	3/12/50	CAD	477	271
	Hydro-Quebec	2.000%	9/1/28	CAD	6,100	4,390
	Hydro-Quebec	6.000%	8/15/31	CAD	5,097	4,722
	Hydro-Quebec	6.500%	1/16/35	CAD	2,280	2,259
	Hydro-Quebec	6.500%	2/15/35	CAD	12,346	12,360
	Hydro-Quebec	6.000%	2/15/40	CAD	12,025	12,014
	Hydro-Quebec	5.000%	2/15/45	CAD	15,458	14,175
	Hydro-Quebec	5.000%	2/15/50	CAD	23,171	21,718
	Hydro-Quebec	4.000%	2/15/55	CAD	25,221	20,477
	Hydro-Quebec	2.100%	2/15/60	CAD	30,713	15,868
[3]	Labrador-Island Link Funding Trust	3.760%	6/1/33	CAD	4,635	3,647
[3]	Labrador-Island Link Funding Trust	3.860%	12/1/45	CAD	2,079	1,659
[3]	Labrador-Island Link Funding Trust	3.850%	12/1/53	CAD	2,602	2,100
	Maritime Link Financing Trust	3.500%	12/1/52	CAD	3,960	2,984
	Municipal Finance Authority of British Columbia	3.300%	4/8/32	CAD	1,800	1,355
	Municipal Finance Authority of British Columbia	2.500%	9/27/41	CAD	1,126	707
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.630%	6/1/29	CAD	2,908	2,299
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.830%	6/1/37	CAD	1,245	992
88

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.860%	12/1/48	CAD	3,989	3,177
	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.382%	6/1/57	CAD	2,000	1,488
	New Brunswick F-M Project Co. Inc.	6.470%	11/30/27	CAD	617	509
	Newfoundland & Labrador Hydro	6.650%	8/27/31	CAD	1,096	1,037
	Newfoundland & Labrador Hydro	3.600%	12/1/45	CAD	1,645	1,180
	OMERS Finance Trust	0.450%	5/13/25	EUR	7,408	7,603
	OMERS Finance Trust	1.550%	4/21/27	CAD	3,347	2,382
	OMERS Finance Trust	2.600%	5/14/29	CAD	1,645	1,196
[3]	OMERS Finance Trust	2.600%	5/14/29	CAD	1,475	1,073
	Ontario Electricity Financial Corp.	8.250%	6/22/26	CAD	7,700	7,127
	Ontario Infrastructure & Lands Corp.	4.700%	6/1/37	CAD	984	821
	Ontario School Boards Financing Corp.	5.483%	11/26/29	CAD	144	119
	Ontario Teachers Finance Trust	0.500%	5/6/25	EUR	21,538	22,193
	Ontario Teachers Finance Trust	0.100%	5/19/28	EUR	28,000	26,879
[3]	Ontario Teachers Finance Trust	1.850%	5/3/32	EUR	40,000	41,442
	Ontario Teachers Finance Trust	0.900%	5/20/41	EUR	8,370	7,012
	OPB Finance Trust	2.950%	2/2/26	CAD	15,913	12,156
	OPB Finance Trust	2.980%	1/25/27	CAD	2,735	2,071
	Ottawa Ontario	4.600%	7/14/42	CAD	1,043	879
	Ottawa Ontario	3.250%	11/10/47	CAD	976	664
	Ottawa Ontario	3.100%	7/27/48	CAD	1,726	1,138
	Ottawa Ontario	2.500%	5/11/51	CAD	2,151	1,242
	Ottawa Ontario	4.200%	7/30/53	CAD	1,390	1,117
	Province of Alberta	2.650%	9/1/23	CAD	6,035	4,694
	Province of Alberta	3.400%	12/1/23	CAD	1,645	1,293
	Province of Alberta	3.100%	6/1/24	CAD	9,690	7,587
	Province of Alberta	0.625%	4/18/25	EUR	5,817	6,030
	Province of Alberta	2.350%	6/1/25	CAD	14,212	10,809
	Province of Alberta	0.625%	1/16/26	EUR	2,799	2,878
	Province of Alberta	2.200%	6/1/26	CAD	10,975	8,226
	Province of Alberta	3.100%	12/14/26	AUD	1,152	789
	Province of Alberta	2.550%	6/1/27	CAD	20,641	15,552
	Province of Alberta	3.600%	4/11/28	AUD	350	240
	Province of Alberta	2.900%	12/1/28	CAD	13,534	10,243
	Province of Alberta	1.403%	2/20/29	SEK	30,000	2,838
	Province of Alberta	2.900%	9/20/29	CAD	6,859	5,143
	Province of Alberta	2.050%	6/1/30	CAD	25,009	17,467
	Province of Alberta	1.650%	6/1/31	CAD	13,559	8,980
	Province of Alberta	3.500%	6/1/31	CAD	2,523	1,966
	Province of Alberta	3.900%	12/1/33	CAD	10,079	7,983
	Province of Alberta	4.500%	12/1/40	CAD	2,743	2,323
	Province of Alberta	3.450%	12/1/43	CAD	10,466	7,728
	Province of Alberta	3.300%	12/1/46	CAD	16,827	12,060
	Province of Alberta	3.050%	12/1/48	CAD	23,287	15,942
	Province of Alberta	3.100%	6/1/50	CAD	31,085	21,457
	Province of Alberta	2.950%	6/1/52	CAD	15,300	10,388
	Province of British Columbia	3.300%	12/18/23	CAD	7,668	6,021
	Province of British Columbia	4.250%	11/27/24	AUD	1,910	1,375
	Province of British Columbia	2.850%	6/18/25	CAD	15,064	11,640
	Province of British Columbia	2.300%	6/18/26	CAD	10,231	7,698
	Province of British Columbia	2.550%	6/18/27	CAD	12,717	9,588
	Province of British Columbia	2.950%	12/18/28	CAD	9,525	7,235
	Province of British Columbia	5.700%	6/18/29	CAD	7,448	6,620
	Province of British Columbia	2.200%	6/18/30	CAD	17,839	12,609
89

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of British Columbia	1.550%	6/18/31	CAD	14,855	9,755
Province of British Columbia	6.350%	6/18/31	CAD	8,231	7,836
Province of British Columbia	4.700%	6/18/37	CAD	3,819	3,285
Province of British Columbia	4.950%	6/18/40	CAD	7,664	6,843
Province of British Columbia	4.300%	6/18/42	CAD	12,513	10,412
Province of British Columbia	3.200%	6/18/44	CAD	13,463	9,552
Province of British Columbia	2.800%	6/18/48	CAD	20,434	13,357
Province of British Columbia	4.900%	6/18/48	CAD	1,645	1,513
Province of British Columbia	2.950%	6/18/50	CAD	24,681	16,508
Province of British Columbia	2.750%	6/18/52	CAD	18,260	11,759
Province of Manitoba	2.550%	6/2/23	CAD	8,233	6,400
Province of Manitoba	3.300%	6/2/24	CAD	1,645	1,289
Province of Manitoba	4.250%	3/3/25	AUD	548	394
Province of Manitoba	2.450%	6/2/25	CAD	9,786	7,463
Province of Manitoba	4.400%	9/5/25	CAD	5,731	4,639
Province of Manitoba	2.550%	6/2/26	CAD	10,426	7,911
Province of Manitoba	2.600%	6/2/27	CAD	10,340	7,799
Province of Manitoba	3.000%	6/2/28	CAD	3,255	2,483
Province of Manitoba	2.750%	6/2/29	CAD	3,518	2,616
Province of Manitoba	3.250%	9/5/29	CAD	1,245	955
Province of Manitoba	2.050%	6/2/30	CAD	6,600	4,595
Province of Manitoba	6.300%	3/5/31	CAD	523	488
Province of Manitoba	2.050%	6/2/31	CAD	5,798	3,962
Province of Manitoba	5.700%	3/5/37	CAD	1,645	1,542
Province of Manitoba	4.600%	3/5/38	CAD	3,113	2,622
Province of Manitoba	4.650%	3/5/40	CAD	2,194	1,865
Province of Manitoba	4.100%	3/5/41	CAD	2,743	2,188
Province of Manitoba	4.400%	3/5/42	CAD	3,566	2,955
Province of Manitoba	3.350%	3/5/43	CAD	1,096	786
Province of Manitoba	4.050%	9/5/45	CAD	3,838	3,052
Province of Manitoba	2.850%	9/5/46	CAD	5,662	3,679
Province of Manitoba	3.400%	9/5/48	CAD	8,258	5,921
Province of Manitoba	3.200%	3/5/50	CAD	10,044	6,928
Province of Manitoba	4.700%	3/5/50	CAD	3,597	3,177
Province of Manitoba	2.050%	9/5/52	CAD	7,518	3,982
Province of Manitoba	3.150%	9/5/52	CAD	3,349	2,278
Province of Manitoba	3.450%	3/5/63	CAD	1,974	1,408
Province of New Brunswick	2.850%	6/2/23	CAD	5,487	4,278
Province of New Brunswick	3.650%	6/3/24	CAD	6,035	4,762
Province of New Brunswick	2.600%	8/14/26	CAD	5,487	4,167
Province of New Brunswick	2.350%	8/14/27	CAD	4,334	3,219
Province of New Brunswick	3.100%	8/14/28	CAD	4,529	3,465
Province of New Brunswick	5.500%	1/27/34	CAD	2,194	1,977
Province of New Brunswick	4.550%	3/26/37	CAD	3,841	3,215
Province of New Brunswick	4.800%	9/26/39	CAD	1,327	1,146
Province of New Brunswick	4.800%	6/3/41	CAD	1,640	1,428
Province of New Brunswick	3.550%	6/3/43	CAD	3,182	2,342
Province of New Brunswick	3.800%	8/14/45	CAD	4,884	3,729
Province of New Brunswick	3.100%	8/14/48	CAD	9,043	6,122
Province of New Brunswick	3.050%	8/14/50	CAD	6,162	4,109
Province of New Brunswick	2.900%	8/14/52	CAD	3,851	2,494
Province of Newfoundland and Labrador	2.300%	6/2/25	CAD	2,743	2,080
Province of Newfoundland and Labrador	3.000%	6/2/26	CAD	5,487	4,230
Province of Newfoundland and Labrador	6.150%	4/17/28	CAD	548	487
Province of Newfoundland and Labrador	2.850%	6/2/28	CAD	8,231	6,211
90

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Newfoundland and Labrador	2.850%	6/2/29	CAD	2,414	1,806
Province of Newfoundland and Labrador	1.750%	6/2/30	CAD	6,006	4,041
Province of Newfoundland and Labrador	2.050%	6/2/31	CAD	2,655	1,789
Province of Newfoundland and Labrador	5.700%	10/17/35	CAD	548	499
Province of Newfoundland and Labrador	4.650%	10/17/40	CAD	1,958	1,618
Province of Newfoundland and Labrador	3.300%	10/17/46	CAD	8,343	5,692
Province of Newfoundland and Labrador	3.700%	10/17/48	CAD	5,983	4,366
Province of Newfoundland and Labrador	2.650%	10/17/50	CAD	8,087	4,794
Province of Newfoundland and Labrador	3.150%	12/2/52	CAD	1,965	1,286
Province of Nova Scotia	2.100%	6/1/27	CAD	7,900	5,817
Province of Nova Scotia	1.100%	6/1/28	CAD	4,100	2,799
Province of Nova Scotia	2.000%	9/1/30	CAD	7,298	5,033
Province of Nova Scotia	6.600%	12/1/31	CAD	36	35
Province of Nova Scotia	5.800%	6/1/33	CAD	1,096	1,004
Province of Nova Scotia	4.500%	6/1/37	CAD	2,743	2,284
Province of Nova Scotia	4.700%	6/1/41	CAD	2,743	2,363
Province of Nova Scotia	4.400%	6/1/42	CAD	4,016	3,336
Province of Nova Scotia	3.450%	6/1/45	CAD	3,145	2,279
Province of Nova Scotia	3.150%	12/1/51	CAD	7,253	4,982
Province of Nova Scotia	3.500%	6/2/62	CAD	4,620	3,326
Province of Ontario	2.850%	6/2/23	CAD	42,335	33,021
Province of Ontario	2.600%	9/8/23	CAD	15,352	11,932
Province of Ontario	7.500%	2/7/24	CAD	1,410	1,184
Province of Ontario	1.875%	5/21/24	EUR	2,743	2,943
Province of Ontario	3.500%	6/2/24	CAD	40,555	31,934
Province of Ontario	0.375%	6/14/24	EUR	13,279	13,809
Province of Ontario	4.250%	8/22/24	AUD	545	393
Province of Ontario	2.300%	9/8/24	CAD	11,304	8,666
Province of Ontario	0.875%	1/21/25	EUR	2,743	2,871
Province of Ontario	2.650%	2/5/25	CAD	18,163	13,986
Province of Ontario	0.625%	4/17/25	EUR	7,253	7,513
Province of Ontario	2.600%	6/2/25	CAD	45,889	35,162
Province of Ontario	3.100%	8/26/25	AUD	1,095	762
Province of Ontario	1.750%	9/8/25	CAD	38,712	28,915
Province of Ontario	2.400%	6/2/26	CAD	24,298	18,344
Province of Ontario	1.350%	9/8/26	CAD	6,921	5,003
Province of Ontario	3.500%	1/27/27	AUD	545	377
Province of Ontario	1.850%	2/1/27	CAD	10,083	7,403
Province of Ontario	0.375%	4/8/27	EUR	1,043	1,040
Province of Ontario	2.600%	6/2/27	CAD	40,881	30,864
Province of Ontario	7.600%	6/2/27	CAD	8,231	7,705
Province of Ontario	1.050%	9/8/27	CAD	12,414	8,622
Province of Ontario	2.900%	6/2/28	CAD	36,729	27,891
Province of Ontario	6.500%	3/8/29	CAD	9,087	8,407
Province of Ontario	2.700%	6/2/29	CAD	30,233	22,438
Province of Ontario	0.250%	6/28/29	CHF	4,825	4,626
Province of Ontario	1.550%	11/1/29	CAD	38,714	26,352
Province of Ontario	2.050%	6/2/30	CAD	44,889	31,297
Province of Ontario	0.010%	11/25/30	EUR	24,386	21,999
Province of Ontario	1.350%	12/2/30	CAD	42,459	27,707
Province of Ontario	2.150%	6/2/31	CAD	29,665	20,507
Province of Ontario	6.200%	6/2/31	CAD	7,133	6,670
Province of Ontario	0.250%	6/9/31	EUR	2,000	1,816
Province of Ontario	2.250%	12/2/31	CAD	21,235	14,778
Province of Ontario	5.850%	3/8/33	CAD	14,788	13,697
91

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Ontario	5.600%	6/2/35	CAD	21,401	19,795
Province of Ontario	4.700%	6/2/37	CAD	43,295	37,129
Province of Ontario	4.600%	6/2/39	CAD	41,188	35,063
Province of Ontario	4.650%	6/2/41	CAD	39,605	34,202
Province of Ontario	3.500%	6/2/43	CAD	42,963	31,915
Province of Ontario	3.450%	6/2/45	CAD	53,237	38,993
Province of Ontario	2.900%	12/2/46	CAD	63,042	41,945
Province of Ontario	2.800%	6/2/48	CAD	44,374	28,873
Province of Ontario	2.900%	6/2/49	CAD	44,708	29,553
Province of Ontario	2.650%	12/2/50	CAD	47,835	29,893
Province of Ontario	1.900%	12/2/51	CAD	48,489	25,285
Province of Ontario	2.550%	12/2/52	CAD	22,280	13,597
Province of Prince Edward Island	3.650%	6/27/42	CAD	878	645
Province of Prince Edward Island	2.650%	12/1/51	CAD	1,075	650
Province of Prince Edward Island	3.600%	1/17/53	CAD	1,642	1,196
Province of Quebec	2.250%	7/17/23	EUR	7,408	7,980
Province of Quebec	3.000%	9/1/23	CAD	29,807	23,296
Province of Quebec	1.500%	12/15/23	GBP	4,390	5,476
Province of Quebec	2.375%	1/22/24	EUR	548	593
Province of Quebec	2.250%	2/22/24	CAD	2,853	2,204
Province of Quebec	3.750%	9/1/24	CAD	21,208	16,810
Province of Quebec	0.875%	1/15/25	EUR	6,200	6,492
Province of Quebec	4.200%	3/10/25	AUD	826	594
Province of Quebec	5.350%	6/1/25	CAD	2,743	2,272
Province of Quebec	2.600%	7/6/25	CAD	5,311	4,075
Province of Quebec	2.750%	9/1/25	CAD	22,512	17,334
Province of Quebec	8.500%	4/1/26	CAD	5,487	5,096
Province of Quebec	3.700%	5/20/26	AUD	453	318
Province of Quebec	2.500%	9/1/26	CAD	20,577	15,597
Province of Quebec	1.850%	2/13/27	CAD	3,888	2,861
Province of Quebec	0.875%	5/4/27	EUR	19,151	19,592
Province of Quebec	2.750%	9/1/27	CAD	23,145	17,586
Province of Quebec	0.875%	7/5/28	EUR	22,756	22,921
Province of Quebec	2.750%	9/1/28	CAD	25,044	18,861
Province of Quebec	2.300%	9/1/29	CAD	19,481	14,069
Province of Quebec	6.000%	10/1/29	CAD	8,231	7,454
Province of Quebec	1.900%	9/1/30	CAD	38,710	26,630
Province of Quebec	0.000%	10/29/30	EUR	18,107	16,339
Province of Quebec	0.250%	5/5/31	EUR	11,400	10,395
Province of Quebec	1.500%	9/1/31	CAD	32,684	21,313
Province of Quebec	6.250%	6/1/32	CAD	11,835	11,278
Province of Quebec	3.250%	9/1/32	CAD	10,500	7,912
Province of Quebec	5.750%	12/1/36	CAD	10,894	10,364
Province of Quebec	5.000%	12/1/38	CAD	18,971	16,919
Province of Quebec	5.000%	12/1/41	CAD	30,200	27,327
Province of Quebec	4.250%	12/1/43	CAD	38,477	31,954
Province of Quebec	3.500%	12/1/45	CAD	34,529	25,611
Province of Quebec	3.500%	12/1/48	CAD	40,409	30,040
Province of Quebec	3.100%	12/1/51	CAD	49,760	34,257
Province of Quebec	2.850%	12/1/53	CAD	29,413	19,223
Province of Saskatchewan	3.200%	6/3/24	CAD	5,212	4,077
Province of Saskatchewan	0.800%	9/2/25	CAD	4,115	2,970
Province of Saskatchewan	2.550%	6/2/26	CAD	6,106	4,636
Province of Saskatchewan	2.650%	6/2/27	CAD	5,487	4,150
Province of Saskatchewan	3.050%	12/2/28	CAD	4,094	3,120
92

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Saskatchewan	5.750%	3/5/29	CAD	3,292	2,919
Province of Saskatchewan	2.200%	6/2/30	CAD	4,861	3,432
Province of Saskatchewan	2.150%	6/2/31	CAD	2,812	1,941
Province of Saskatchewan	6.400%	9/5/31	CAD	3,700	3,505
Province of Saskatchewan	5.800%	9/5/33	CAD	2,000	1,852
Province of Saskatchewan	5.000%	3/5/37	CAD	193	173
Province of Saskatchewan	4.750%	6/1/40	CAD	4,061	3,518
Province of Saskatchewan	3.400%	2/3/42	CAD	2,743	1,970
Province of Saskatchewan	3.900%	6/2/45	CAD	4,499	3,529
Province of Saskatchewan	2.750%	12/2/46	CAD	8,009	5,157
Province of Saskatchewan	3.300%	6/2/48	CAD	9,285	6,611
Province of Saskatchewan	3.100%	6/2/50	CAD	9,520	6,499
Province of Saskatchewan	2.800%	12/2/52	CAD	4,936	3,174
Province of Saskatchewan	3.750%	3/5/54	CAD	2,082	1,609
Province of Saskatchewan	2.950%	6/2/58	CAD	1,536	986
PSP Capital Inc.	2.090%	11/22/23	CAD	2,194	1,691
PSP Capital Inc.	3.290%	4/4/24	CAD	10,878	8,524
PSP Capital Inc.	3.000%	11/5/25	CAD	3,387	2,625
PSP Capital Inc.	2.050%	1/15/30	CAD	7,572	5,337
Regional Municipality of Peel Ontario	5.100%	6/29/40	CAD	3,830	3,382
Regional Municipality of Peel Ontario	2.500%	6/16/51	CAD	804	454
Regional Municipality of York	2.600%	12/15/25	CAD	2,743	2,095
Regional Municipality of York	2.500%	6/2/26	CAD	1,645	1,248
Regional Municipality of York	2.350%	6/9/27	CAD	2	1
Regional Municipality of York	1.700%	5/27/30	CAD	1,626	1,104
Regional Municipality of York	2.150%	6/22/31	CAD	1,448	997
Regional Municipality of York	4.000%	5/31/32	CAD	823	652
Regional Municipality of York	3.650%	5/13/33	CAD	1,701	1,304
Regional Municipality of York	4.050%	5/1/34	CAD	1,316	1,033
Royal Office Finance LP	5.209%	11/12/37	CAD	4,022	3,384
South Coast British Columbia Transportation Authority	3.050%	6/4/25	CAD	3,380	2,621
South Coast British Columbia Transportation Authority	3.150%	11/16/48	CAD	5,154	3,430
South Coast British Columbia Transportation Authority	2.650%	10/29/50	CAD	543	322
TCHC Issuer Trust	5.395%	2/22/40	CAD	1,140	1,019
Toronto Canada	3.900%	9/29/23	CAD	2,596	2,052
Toronto Canada	2.450%	2/6/25	CAD	2,592	1,980
Toronto Canada	2.400%	6/7/27	CAD	2,782	2,084
Toronto Canada	2.650%	11/9/29	CAD	2,334	1,714
Toronto Canada	2.950%	4/28/35	CAD	3,429	2,416
Toronto Canada	5.200%	6/1/40	CAD	668	592
Toronto Canada	2.150%	8/25/40	CAD	2,777	1,647
Toronto Canada	4.700%	6/10/41	CAD	1,096	930
Toronto Canada	3.800%	12/13/42	CAD	388	292
Toronto Canada	4.150%	3/10/44	CAD	2,705	2,138
Toronto Canada	3.250%	6/24/46	CAD	2,194	1,488
Toronto Canada	3.200%	8/1/48	CAD	997	669
Toronto Canada	2.800%	11/22/49	CAD	3,013	1,873
Toronto Canada	2.900%	4/29/51	CAD	3,007	1,910
Vancouver Canada	3.700%	10/18/52	CAD	702	519
Winnipeg Canada	4.100%	6/1/45	CAD	548	433
Winnipeg Canada	4.300%	11/15/51	CAD	2,281	1,867
					4,411,922
93

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Chile (0.1%)
[3]	Bonos de la Tesoreria de la Republica en pesos	5.800%	6/1/24	CLP	8,175,000	9,207
	Bonos de la Tesoreria de la Republica en pesos	2.500%	3/1/25	CLP	13,250,000	13,680
	Bonos de la Tesoreria de la Republica en pesos	4.500%	3/1/26	CLP	18,940,000	20,458
[3]	Bonos de la Tesoreria de la Republica en pesos	5.000%	10/1/28	CLP	10,500,000	11,188
[3]	Bonos de la Tesoreria de la Republica en pesos	4.700%	9/1/30	CLP	11,650,000	11,859
	Bonos de la Tesoreria de la Republica en pesos	5.000%	3/1/35	CLP	10,750,000	10,913
	Bonos de la Tesoreria de la Republica en pesos	6.000%	1/1/43	CLP	15,000,000	16,759
	Republic of Chile	1.625%	1/30/25	EUR	3,084	3,256
	Republic of Chile	1.750%	1/20/26	EUR	100	105
	Republic of Chile	0.100%	1/26/27	EUR	6,438	6,164
	Republic of Chile	1.440%	2/1/29	EUR	2,469	2,447
	Republic of Chile	0.830%	7/2/31	EUR	6,059	5,451
	Republic of Chile	1.300%	7/26/36	EUR	4,346	3,716
	Republic of Chile	1.250%	1/29/40	EUR	5,268	4,238
	Republic of Chile	1.250%	1/22/51	EUR	6,437	4,482
						123,923
China (1.1%)
	Agricultural Development Bank of China	3.060%	8/5/23	CNY	100,000	15,331
	Agricultural Development Bank of China	3.190%	3/3/24	CNY	150,000	23,073
	Agricultural Development Bank of China	4.000%	11/12/25	CNY	39,900	6,307
	Agricultural Development Bank of China	3.630%	7/19/26	CNY	50,000	7,818
	Agricultural Development Bank of China	3.750%	1/25/29	CNY	375,200	59,282
	Agricultural Development Bank of China	3.520%	5/24/31	CNY	20,000	3,124
	Agricultural Development Bank of China	3.300%	11/5/31	CNY	100,000	15,366
	China Development Bank	0.875%	1/24/24	EUR	878	922
	China Development Bank	3.300%	2/1/24	CNY	299,900	46,244
	China Development Bank	3.340%	7/14/25	CNY	30,000	4,655
	China Development Bank	3.680%	2/26/26	CNY	391,800	61,513
	China Development Bank	3.300%	3/3/26	CNY	10,000	1,549
	China Development Bank	3.500%	8/13/26	CNY	375,300	58,537
	China Development Bank	3.430%	1/14/27	CNY	50,000	7,776
	China Development Bank	3.390%	7/10/27	CNY	100,000	15,489
	China Development Bank	3.400%	1/8/28	CNY	100,000	15,506
	China Development Bank	3.450%	9/20/29	CNY	50,000	7,755
	China Development Bank	3.070%	3/10/30	CNY	50,000	7,556
	China Development Bank	3.700%	10/20/30	CNY	50,000	7,897
	China Development Bank	3.660%	3/1/31	CNY	60,000	9,459
	China Development Bank	3.410%	6/7/31	CNY	150,000	23,244
	China Development Bank	3.120%	9/13/31	CNY	40,000	6,075
	China Development Bank	4.010%	1/9/37	CNY	74,900	12,193
	China Government Bond	2.360%	7/2/23	CNY	50,000	7,612
	China Government Bond	3.290%	10/18/23	CNY	429,800	66,260
	China Government Bond	2.880%	11/5/23	CNY	50,000	7,665
	China Government Bond	2.470%	9/2/24	CNY	115,000	17,484
	China Government Bond	3.020%	10/22/25	CNY	85,000	13,127
	China Government Bond	3.220%	12/6/25	CNY	243,600	37,879
	China Government Bond	3.250%	6/6/26	CNY	242,800	37,858
	China Government Bond	2.740%	8/4/26	CNY	85,000	12,995
94

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
China Government Bond	0.125%	11/12/26	EUR	2,500	2,457
China Government Bond	3.120%	12/5/26	CNY	100,000	15,523
China Government Bond	2.850%	6/4/27	CNY	150,000	22,990
China Government Bond	3.010%	5/13/28	CNY	160,000	24,615
China Government Bond	2.910%	10/14/28	CNY	240,000	36,649
China Government Bond	2.680%	5/21/30	CNY	20,000	2,987
China Government Bond	3.270%	11/19/30	CNY	40,000	6,269
China Government Bond	3.020%	5/27/31	CNY	80,000	12,319
China Government Bond	0.500%	11/12/31	EUR	6,137	5,612
China Government Bond	2.890%	11/18/31	CNY	30,000	4,573
China Government Bond	2.750%	2/17/32	CNY	40,000	6,055
China Government Bond	0.625%	11/25/35	EUR	5,487	4,798
China Government Bond	1.000%	11/12/39	EUR	5,322	4,781
China Government Bond	3.970%	7/23/48	CNY	250,000	41,850
China Government Bond	4.080%	10/22/48	CNY	40,000	6,815
China Government Bond	3.860%	7/22/49	CNY	255,200	42,062
China Government Bond	3.390%	3/16/50	CNY	100,000	15,206
China Government Bond	3.730%	5/25/70	CNY	30,000	4,919
China Government Bond	3.760%	3/22/71	CNY	20,000	3,302
Export-Import Bank of China	3.280%	2/11/24	CNY	414,800	63,925
Export-Import Bank of China	3.260%	2/24/27	CNY	140,000	21,603
Export-Import Bank of China	3.860%	5/20/29	CNY	50,000	7,951
Export-Import Bank of China	3.230%	3/23/30	CNY	55,000	8,401
Export-Import Bank of China	3.380%	7/16/31	CNY	70,000	10,819
Export-Import Bank of China	3.180%	3/11/32	CNY	30,000	4,676
					998,708
Colombia (0.2%)
Colombian TES	10.000%	7/24/24	COP	102,170,000	26,294
Colombian TES	6.250%	11/26/25	COP	68,070,000	15,439
Colombian TES	7.500%	8/26/26	COP	109,275,000	25,358
Colombian TES	5.750%	11/3/27	COP	82,310,000	17,093
Colombian TES	6.000%	4/28/28	COP	117,605,000	24,315
Colombian TES	7.750%	9/18/30	COP	88,110,000	19,207
Colombian TES	7.000%	3/26/31	COP	45,000,000	9,237
Colombian TES	7.000%	6/30/32	COP	97,300,000	19,530
Colombian TES	7.250%	10/18/34	COP	133,945,000	26,372
Colombian TES	7.250%	10/26/50	COP	60,000,000	10,547
					193,392
Croatia (0.0%)
Republic of Croatia	3.000%	3/11/25	EUR	1,096	1,202
Republic of Croatia	3.000%	3/20/27	EUR	3,841	4,197
Republic of Croatia	2.700%	6/15/28	EUR	3,182	3,414
Republic of Croatia	1.125%	6/19/29	EUR	3,841	3,584
Republic of Croatia	2.750%	1/27/30	EUR	3,841	3,982
Republic of Croatia	1.500%	6/17/31	EUR	23,961	22,088
Republic of Croatia	1.750%	3/4/41	EUR	5,453	4,513
					42,980
Czech Republic (0.3%)
Czech Republic	0.450%	10/25/23	CZK	849,110	33,827
Czech Republic	5.700%	5/25/24	CZK	120,720	5,217
Czech Republic	0.000%	12/12/24	CZK	579,490	21,782
Czech Republic	2.400%	9/17/25	CZK	137,180	5,419
Czech Republic	6.000%	2/26/26	CZK	557,900	24,826
Czech Republic	1.000%	6/26/26	CZK	1,017,820	37,428
95

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Czech Republic	0.250%	2/10/27	CZK	270,510	9,423
	Czech Republic	2.500%	8/25/28	CZK	203,030	7,768
	Czech Republic	2.750%	7/23/29	CZK	1,749,970	67,462
	Czech Republic	0.950%	5/15/30	CZK	873,050	28,981
	Czech Republic	1.200%	3/13/31	CZK	589,880	19,560
	Czech Republic	2.000%	10/13/33	CZK	204,400	6,985
	Czech Republic	4.200%	12/4/36	CZK	53,320	2,261
	Czech Republic	1.500%	4/24/40	CZK	106,730	3,002
	Czech Republic	4.850%	11/26/57	CZK	49,930	2,244
						276,185
Denmark (0.5%)
	Kingdom of Denmark	1.500%	11/15/23	DKK	133,096	19,277
	Kingdom of Denmark	7.000%	11/10/24	DKK	40,764	6,712
	Kingdom of Denmark	1.750%	11/15/25	DKK	371,666	54,436
	Kingdom of Denmark	0.500%	11/15/27	DKK	417,596	57,686
	Kingdom of Denmark	0.500%	11/15/29	DKK	632,524	85,702
	Kingdom of Denmark	0.000%	11/15/31	DKK	474,852	59,797
	Kingdom of Denmark	4.500%	11/15/39	DKK	410,371	86,387
	Kingdom of Denmark	0.250%	11/15/52	DKK	53,960	5,595
	Kommunekredit	0.250%	3/29/23	EUR	548	579
	Kommunekredit	0.250%	5/15/23	EUR	383	404
	Kommunekredit	0.250%	2/16/24	EUR	1,096	1,145
	Kommunekredit	0.625%	5/11/26	EUR	2,414	2,475
	Kommunekredit	2.900%	11/27/26	AUD	2,292	1,560
	Kommunekredit	0.750%	5/18/27	EUR	14,035	14,318
	Kommunekredit	0.010%	5/4/34	EUR	15,000	12,619
						408,692
Finland (0.5%)
	Finnvera OYJ	0.500%	4/13/26	EUR	3,566	3,642
	Finnvera OYJ	0.375%	4/9/29	EUR	8,231	8,003
	Kuntarahoitus OYJ	0.250%	2/25/32	EUR	4,000	3,672
	Kuntarahoitus OYJ	0.050%	9/10/35	EUR	7,323	6,100
	Municipality Finance plc	5.000%	3/20/24	AUD	2,250	1,641
	Municipality Finance plc	0.625%	11/26/26	EUR	2,743	2,808
	Municipality Finance plc	1.250%	2/23/33	EUR	5,487	5,511
[3]	Republic of Finland	0.000%	9/15/23	EUR	18,520	19,514
[3]	Republic of Finland	2.000%	4/15/24	EUR	15,913	17,331
[3]	Republic of Finland	0.000%	9/15/24	EUR	27,437	28,605
[3]	Republic of Finland	4.000%	7/4/25	EUR	23,959	27,973
[3]	Republic of Finland	0.875%	9/15/25	EUR	5,761	6,110
[3]	Republic of Finland	0.500%	9/15/27	EUR	27,986	28,848
[3]	Republic of Finland	2.750%	7/4/28	EUR	6,230	7,273
[3]	Republic of Finland	0.500%	9/15/29	EUR	38,130	38,351
[3]	Republic of Finland	0.000%	9/15/30	EUR	59,446	56,433
[3]	Republic of Finland	0.750%	4/15/31	EUR	35,390	35,617
[3]	Republic of Finland	0.125%	9/15/31	EUR	15,581	14,643
[3]	Republic of Finland	1.125%	4/15/34	EUR	17,559	17,710
[3]	Republic of Finland	0.250%	9/15/40	EUR	41,590	34,413
[3]	Republic of Finland	2.625%	7/4/42	EUR	18,775	23,242
[3]	Republic of Finland	0.500%	4/15/43	EUR	15,000	12,560
[3]	Republic of Finland	0.125%	4/15/52	EUR	8,048	5,520
						405,520
96

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
France (8.7%)
Action Logement Services	0.750%	7/19/41	EUR	14,600	12,186
Agence Francaise de Developpement EPIC	0.125%	11/15/23	EUR	4,300	4,513
Agence Francaise de Developpement EPIC	0.375%	4/30/24	EUR	23,200	24,301
Agence Francaise de Developpement EPIC	1.375%	9/17/24	EUR	11,200	11,957
Agence Francaise de Developpement EPIC	2.250%	5/27/25	EUR	5,400	5,915
Agence Francaise de Developpement EPIC	0.500%	10/31/25	EUR	5,400	5,589
Agence Francaise de Developpement EPIC	0.250%	7/21/26	EUR	6,500	6,601
Agence Francaise de Developpement EPIC	3.750%	2/15/27	EUR	1,900	2,238
Agence Francaise de Developpement EPIC	1.000%	1/31/28	EUR	2,700	2,804
Agence Francaise de Developpement EPIC	0.010%	11/25/28	EUR	12,000	11,563
Agence Francaise de Developpement EPIC	0.250%	6/29/29	EUR	21,000	20,327
Agence Francaise de Developpement EPIC	0.500%	5/25/30	EUR	32,100	31,235
Agence Francaise de Developpement EPIC	1.375%	7/5/32	EUR	8,200	8,349
Agence Francaise de Developpement EPIC	0.500%	5/31/35	EUR	5,400	4,756
Agence Francaise de Developpement EPIC	1.125%	3/2/37	EUR	4,000	3,740
Agence France Locale	0.500%	6/20/24	EUR	5,300	5,557
Agence France Locale	0.125%	6/20/26	EUR	9,200	9,289
Agence France Locale	1.125%	6/20/28	EUR	4,900	5,084
Agence France Locale	0.000%	3/20/31	EUR	6,900	6,275
Bpifrance SACA	0.125%	11/25/23	EUR	1,300	1,364
Bpifrance SACA	2.500%	5/25/24	EUR	5,400	5,908
Bpifrance SACA	0.750%	11/25/24	EUR	8,700	9,153
Bpifrance SACA	0.125%	3/25/25	EUR	17,600	18,121
Bpifrance SACA	0.500%	5/25/25	EUR	5,300	5,514
Bpifrance SACA	2.750%	10/25/25	EUR	12,900	14,383
Bpifrance SACA	0.050%	9/26/29	EUR	5,400	5,113
Bpifrance SACA	1.875%	5/25/30	EUR	5,400	5,854
Bpifrance SACA	0.250%	6/4/31	EUR	10,000	9,384
Caisse d'Amortissement de la Dette Sociale	0.500%	5/25/23	EUR	48,700	51,559
Caisse d'Amortissement de la Dette Sociale	0.125%	10/25/23	EUR	3,600	3,782
Caisse d'Amortissement de la Dette Sociale	1.375%	11/25/24	EUR	38,412	41,039
Caisse d'Amortissement de la Dette Sociale	4.000%	12/15/25	EUR	5,487	6,388
Caisse d'Amortissement de la Dette Sociale	0.000%	2/25/28	EUR	10,000	9,798
Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/29	EUR	33,500	32,040
Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/31	EUR	54,300	49,811
Caisse d'Amortissement de la Dette Sociale	0.125%	9/15/31	EUR	33,000	30,199
Caisse d'Amortissement de la Dette Sociale	0.450%	1/19/32	EUR	20,000	18,906
Caisse Francaise de Financement Local	2.375%	1/17/24	EUR	6,500	7,038
Caisse Francaise de Financement Local	0.375%	5/11/24	EUR	10,900	11,358
Caisse Francaise de Financement Local	5.375%	7/8/24	EUR	2,194	2,527
Caisse Francaise de Financement Local	0.375%	6/23/25	EUR	12,600	12,922
Caisse Francaise de Financement Local	1.125%	9/9/25	EUR	1,800	1,887
Caisse Francaise de Financement Local	0.500%	1/19/26	EUR	1,000	1,022
Caisse Francaise de Financement Local	0.625%	4/13/26	EUR	3,200	3,277
Caisse Francaise de Financement Local	0.750%	1/11/27	EUR	2,100	2,144
Caisse Francaise de Financement Local	0.750%	9/27/27	EUR	5,400	5,472
Caisse Francaise de Financement Local	1.000%	4/25/28	EUR	100	102
Caisse Francaise de Financement Local	3.000%	10/2/28	EUR	21,600	24,745
Caisse Francaise de Financement Local	0.010%	6/24/30	EUR	27,400	25,145
Caisse Francaise de Financement Local	1.500%	1/13/31	EUR	5,400	5,585
Caisse Francaise de Financement Local	1.250%	5/11/32	EUR	10,300	10,266
Caisse Francaise de Financement Local	1.450%	1/16/34	EUR	2,700	2,703
Caisse Francaise de Financement Local	1.250%	1/22/35	EUR	400	388
Caisse Francaise de Financement Local	1.500%	6/28/38	EUR	3,700	3,616
97

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Caisse Francaise de Financement Local	0.375%	2/13/40	EUR	20,000	15,940
	France	1.750%	5/25/23	EUR	296,973	319,469
[8]	France	0.000%	2/25/24	EUR	359,850	377,769
	France	0.000%	3/25/24	EUR	356,199	373,421
	France	1.750%	11/25/24	EUR	84,418	91,784
	France	0.000%	2/25/25	EUR	158,126	163,607
	France	0.000%	3/25/25	EUR	117,776	122,023
	France	0.500%	5/25/25	EUR	78,438	82,339
	France	1.000%	11/25/25	EUR	101,512	108,088
	France	0.000%	2/25/26	EUR	204,860	209,772
	France	3.500%	4/25/26	EUR	61,459	71,705
	France	0.500%	5/25/26	EUR	190,964	198,925
	France	0.250%	11/25/26	EUR	89,628	91,902
	France	0.000%	2/25/27	EUR	790,586	798,287
	France	0.750%	5/25/28	EUR	264,313	274,291
	France	0.750%	11/25/28	EUR	220,279	227,566
	France	5.500%	4/25/29	EUR	36,601	50,111
	France	0.500%	5/25/29	EUR	150,000	151,318
	France	0.000%	11/25/29	EUR	228,594	220,073
	France	0.000%	11/25/30	EUR	235,284	221,720
	France	1.500%	5/25/31	EUR	220,583	236,207
	France	0.000%	11/25/31	EUR	188,202	173,334
	France	0.000%	5/25/32	EUR	135,000	122,755
	France	1.250%	5/25/34	EUR	274,601	278,625
	France	4.750%	4/25/35	EUR	34,010	49,107
[3]	France	1.250%	5/25/36	EUR	152,174	151,627
	France	1.250%	5/25/38	EUR	90,000	88,380
	France	4.000%	10/25/38	EUR	86,603	121,386
[3]	France	1.750%	6/25/39	EUR	41,183	43,755
[3]	France	0.500%	5/25/40	EUR	174,606	147,650
	France	4.500%	4/25/41	EUR	141,036	212,615
[3]	France	0.500%	6/25/44	EUR	25,722	20,573
	France	3.250%	5/25/45	EUR	138,692	184,689
[3]	France	2.000%	5/25/48	EUR	100,039	108,168
[3]	France	1.500%	5/25/50	EUR	136,965	132,110
	France	0.750%	5/25/52	EUR	163,064	126,645
[3]	France	0.750%	5/25/53	EUR	99,178	75,206
[3]	France	4.000%	4/25/55	EUR	40,437	63,979
	France	4.000%	4/25/60	EUR	53,366	87,653
[3]	France	1.750%	5/25/66	EUR	5,027	5,020
[3]	France	0.500%	5/25/72	EUR	90,138	49,938
	Ile-de-France Mobilites	0.950%	5/28/41	EUR	2,000	1,726
	Ile-de-France Mobilites	1.275%	2/14/42	EUR	5,500	5,009
	Regie Autonome des Transports Parisiens	0.875%	5/25/27	EUR	1,600	1,655
	Region of Ile de France	2.250%	6/10/23	EUR	600	647
	Region of Ile de France	3.625%	3/27/24	EUR	7,300	8,128
	Region of Ile de France	0.500%	6/14/25	EUR	16,200	16,837
	Region of Ile de France	0.625%	4/23/27	EUR	2,700	2,760
	Region of Ile de France	1.375%	3/14/29	EUR	100	105
	Region of Ile de France	1.375%	6/20/33	EUR	3,200	3,224
	SA de Gestion de Stocks de Securite	0.625%	5/25/23	EUR	6,500	6,887
	SFIL SA	0.050%	6/4/29	EUR	25,000	23,956
	SNCF Reseau	2.625%	12/29/25	EUR	2,500	2,785
	SNCF Reseau	4.250%	10/7/26	EUR	1,000	1,193
	SNCF Reseau	3.125%	10/25/28	EUR	3,700	4,320
98

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	SNCF Reseau	5.250%	12/7/28	GBP	9,325	13,821
	SNCF Reseau	0.875%	1/22/29	EUR	3,200	3,249
	SNCF Reseau	1.125%	5/25/30	EUR	15,300	15,678
	SNCF Reseau	1.000%	11/9/31	EUR	8,200	8,103
	SNCF Reseau	5.000%	10/10/33	EUR	8,450	11,760
	SNCF Reseau	5.250%	1/31/35	GBP	767	1,230
	SNCF Reseau	0.750%	5/25/36	EUR	20,200	18,111
	SNCF Reseau	1.500%	5/29/37	EUR	9,800	9,644
	SNCF Reseau	2.250%	12/20/47	EUR	6,800	7,142
	SNCF Reseau	2.000%	2/5/48	EUR	2,700	2,667
	SNCF Reseau	5.000%	3/11/52	GBP	2,757	4,972
	SNCF Reseau	4.830%	3/25/60	GBP	767	1,406
	Societe Du Grand Paris EPIC	1.125%	10/22/28	EUR	5,600	5,823
	Societe Du Grand Paris EPIC	0.000%	11/25/30	EUR	8,200	7,567
	Societe Du Grand Paris EPIC	1.125%	5/25/34	EUR	24,800	23,982
	Societe Du Grand Paris EPIC	0.875%	5/10/46	EUR	7,500	6,040
	Societe Du Grand Paris EPIC	1.700%	5/25/50	EUR	19,100	18,195
	Societe Du Grand Paris EPIC	1.000%	11/26/51	EUR	8,000	6,181
	Societe Du Grand Paris EPIC	0.700%	10/15/60	EUR	5,500	3,427
	Societe Du Grand Paris EPIC	1.000%	2/18/70	EUR	10,000	6,627
	Societe Nationale SNCF SA	4.875%	6/12/23	EUR	3,050	3,379
	Societe Nationale SNCF SA	4.125%	2/19/25	EUR	450	515
	Societe Nationale SNCF SA	5.375%	3/18/27	GBP	4,427	6,305
	Societe Nationale SNCF SA	1.500%	2/2/29	EUR	7,600	7,974
	Societe Nationale SNCF SA	1.000%	5/25/40	EUR	16,000	13,660
	Societe Nationale SNCF SA	0.875%	2/28/51	EUR	5,600	3,941
	UNEDIC ASSEO	2.375%	5/25/24	EUR	1,600	1,745
	UNEDIC ASSEO	0.125%	11/25/24	EUR	49,200	50,882
	UNEDIC ASSEO	0.625%	2/17/25	EUR	4,800	5,025
	UNEDIC ASSEO	0.625%	3/3/26	EUR	7,800	8,064
	UNEDIC ASSEO	0.100%	11/25/26	EUR	42,000	42,122
	UNEDIC ASSEO	1.250%	10/21/27	EUR	11,800	12,436
	UNEDIC ASSEO	0.500%	3/20/29	EUR	13,100	13,024
	UNEDIC ASSEO	0.250%	11/25/29	EUR	16,400	15,789
	UNEDIC ASSEO	0.000%	11/19/30	EUR	10,200	9,409
	UNEDIC ASSEO	1.500%	4/20/32	EUR	800	829
	UNEDIC ASSEO	1.250%	5/25/33	EUR	1,100	1,097
	UNEDIC ASSEO	0.100%	5/25/34	EUR	27,200	23,300
	UNEDIC ASSEO	0.250%	7/16/35	EUR	10,400	8,862
						7,753,539
Germany (7.9%)
	Bundesobligation	0.000%	4/11/25	EUR	233,752	242,819
	Bundesobligation	0.000%	10/10/25	EUR	129,504	133,956
	Bundesobligation	0.000%	4/16/27	EUR	180,000	183,382
	Bundesrepublik Deutschland Bundesanleihe	0.000%	2/15/32	EUR	439,500	423,128
	Bundesrepublik Deutschland Bundesanleihe	1.000%	5/15/38	EUR	110,000	113,985
	Bundesrepublik Deutschland Bundesanleihe	0.000%	8/15/52	EUR	17,000	12,905
	Bundesschatzanweisungen	0.000%	6/16/23	EUR	100,000	105,617
	Bundesschatzanweisungen	0.000%	9/15/23	EUR	194,072	204,715
	Bundesschatzanweisungen	0.000%	12/15/23	EUR	578,911	609,550
	Federal Republic of Germany	1.500%	5/15/24	EUR	46,734	50,498
	Federal Republic of Germany	1.000%	8/15/24	EUR	54,874	58,729
[9]	Federal Republic of Germany	0.500%	2/15/26	EUR	143,771	151,030
	Federal Republic of Germany	0.000%	8/15/26	EUR	24,144	24,768
	Federal Republic of Germany	0.250%	2/15/27	EUR	123,302	127,527
99

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Federal Republic of Germany	0.500%	8/15/27	EUR	14,856	15,494
	Federal Republic of Germany	0.000%	11/15/27	EUR	221,947	224,827
	Federal Republic of Germany	0.500%	2/15/28	EUR	242,243	251,542
	Federal Republic of Germany	0.250%	8/15/28	EUR	243,320	248,029
	Federal Republic of Germany	0.000%	11/15/28	EUR	241,451	241,793
	Federal Republic of Germany	0.250%	2/15/29	EUR	53,312	54,144
	Federal Republic of Germany	0.000%	8/15/29	EUR	94,489	93,823
	Federal Republic of Germany	0.000%	2/15/31	EUR	5,845	5,696
	Federal Republic of Germany	0.000%	8/15/31	EUR	82,902	80,127
	Federal Republic of Germany	0.000%	5/15/35	EUR	186,843	171,317
	Federal Republic of Germany	0.000%	5/15/36	EUR	344,777	314,230
	Federal Republic of Germany	2.500%	7/4/44	EUR	101,701	138,159
	Federal Republic of Germany	2.500%	8/15/46	EUR	277,861	387,647
	Federal Republic of Germany	1.250%	8/15/48	EUR	104,938	115,935
	Federal Republic of Germany	0.000%	8/15/50	EUR	83,013	64,795
	FMS Wertmanagement	1.125%	3/20/23	GBP	9,500	11,875
	FMS Wertmanagement	1.125%	9/7/23	GBP	12,000	14,941
	FMS Wertmanagement	1.375%	3/7/25	GBP	10,900	13,402
	FMS Wertmanagement	0.375%	4/29/30	EUR	6,000	5,740
	Free and Hanseatic City of Hamburg	0.250%	1/20/25	EUR	12,620	13,035
	Free and Hanseatic City of Hamburg	0.375%	4/1/25	EUR	3,464	3,591
	Free and Hanseatic City of Hamburg	0.800%	4/11/34	EUR	1,096	1,034
	Free and Hanseatic City of Hamburg	1.450%	11/5/38	EUR	8,231	8,155
	Free State of Bavaria	0.030%	4/3/28	EUR	24,145	23,470
	Free State of Bavaria	0.150%	4/3/30	EUR	5,393	5,097
	Free State of Bavaria	0.010%	1/18/35	EUR	18,974	15,901
	Free State of Saxony	0.010%	11/5/29	EUR	12,271	11,557
	Free State of Saxony	0.010%	12/17/35	EUR	804	658
	Gemeinsame Deutsche Bundeslaender	2.250%	10/23/23	EUR	140	151
	Gemeinsame Deutsche Bundeslaender	0.250%	3/18/24	EUR	13,718	14,340
	Gemeinsame Deutsche Bundeslaender	1.125%	9/30/24	EUR	3,017	3,200
	Gemeinsame Deutsche Bundeslaender	0.500%	2/5/25	EUR	9,218	9,593
	Gemeinsame Deutsche Bundeslaender	0.375%	4/17/25	EUR	10,975	11,343
	Gemeinsame Deutsche Bundeslaender	0.625%	2/13/29	EUR	2,194	2,191
	Gemeinsame Deutsche Bundeslaender	0.010%	8/26/30	EUR	19,757	18,329
[10]	KFW	0.375%	3/15/23	EUR	35,448	37,559
[10]	KFW	0.000%	6/30/23	EUR	13,634	14,373
[10]	KFW	2.125%	8/15/23	EUR	10,975	11,871
[10]	KFW	0.000%	9/15/23	EUR	17,559	18,474
[10]	KFW	0.125%	11/7/23	EUR	5,938	6,246
[10]	KFW	1.250%	12/29/23	GBP	11,276	14,021
[10]	KFW	0.125%	1/15/24	EUR	10,975	11,527
[10]	KFW	5.000%	3/19/24	AUD	1,096	803
[10]	KFW	0.000%	4/2/24	EUR	9,163	9,589
[10]	KFW	0.050%	5/30/24	EUR	1,645	1,720
[10]	KFW	1.500%	6/11/24	EUR	12,325	13,260
[10]	KFW	0.875%	7/18/24	GBP	453	555
[10]	KFW	1.500%	7/24/24	AUD	850	580
[10]	KFW	0.125%	10/4/24	EUR	44,454	46,291
[10]	KFW	1.375%	12/9/24	GBP	7,133	8,809
[10]	KFW	0.625%	1/15/25	EUR	20,322	21,370
[10]	KFW	4.000%	2/27/25	AUD	4,225	3,044
[10]	KFW	0.010%	3/31/25	EUR	22,600	23,298
[10]	KFW	0.375%	4/23/25	EUR	15,913	16,565
[10]	KFW	5.500%	6/18/25	GBP	10,975	15,203
100

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[10]	KFW	2.500%	8/25/25	CHF	5,800	6,349
[10]	KFW	0.250%	9/15/25	EUR	41,887	43,269
[10]	KFW	0.750%	2/19/26	CAD	3,544	2,535
[10]	KFW	0.375%	3/9/26	EUR	24,419	25,173
[10]	KFW	0.000%	6/15/26	EUR	41,344	41,801
[10]	KFW	3.200%	9/11/26	AUD	4,642	3,234
[10]	KFW	0.000%	9/30/26	EUR	82,036	82,648
[10]	KFW	2.000%	2/15/27	AUD	10,000	6,591
[10]	KFW	0.625%	2/22/27	EUR	20,852	21,484
[10]	KFW	0.000%	3/31/27	EUR	6,339	6,321
[10]	KFW	0.500%	9/15/27	EUR	35,668	36,344
[10]	KFW	0.000%	12/15/27	EUR	15,543	15,337
[10]	KFW	0.625%	1/7/28	EUR	21,950	22,414
[10]	KFW	3.200%	3/15/28	AUD	15,404	10,573
[10]	KFW	0.750%	6/28/28	EUR	16,931	17,375
[10]	KFW	0.000%	9/15/28	EUR	5,487	5,354
[10]	KFW	6.000%	12/7/28	GBP	5,487	8,529
[10]	KFW	0.750%	1/15/29	EUR	31,188	31,772
[10]	KFW	0.000%	9/17/30	EUR	20,226	18,926
[10]	KFW	0.000%	1/10/31	EUR	24,145	22,447
[10]	KFW	0.125%	1/9/32	EUR	30,000	27,764
[10]	KFW	5.750%	6/7/32	GBP	5,761	9,494
[10]	KFW	1.125%	5/9/33	EUR	21,401	21,317
[10]	KFW	0.050%	9/29/34	EUR	13,924	11,962
[10]	KFW	1.375%	7/31/35	EUR	7,682	7,732
[10]	KFW	5.000%	6/9/36	GBP	4,000	6,608
[10]	KFW	1.250%	7/4/36	EUR	12,620	12,393
[10]	KFW	4.875%	3/15/37	GBP	1,089	1,793
[10]	KFW	4.700%	6/2/37	CAD	1,289	1,093
[10]	KFW	1.125%	6/15/37	EUR	5,487	5,259
[10]	KFW	2.600%	6/20/37	JPY	20,000	202
[10]	KFW	0.875%	7/4/39	EUR	2,743	2,490
	Land Baden-Wuerttemberg	2.000%	11/13/23	EUR	4,390	4,733
	Land Baden-Wuerttemberg	0.625%	2/9/27	EUR	5,487	5,605
	Land Baden-Wuerttemberg	0.800%	4/5/28	EUR	5,487	5,580
	Land Baden-Wuerttemberg	0.010%	7/9/32	EUR	17,559	15,650
	Land Berlin	1.875%	6/12/23	EUR	987	1,060
	Land Berlin	0.500%	2/10/25	EUR	11,523	11,978
	Land Berlin	0.250%	4/22/25	EUR	5,487	5,645
	Land Berlin	0.625%	3/20/26	EUR	21,950	22,640
	Land Berlin	0.625%	2/8/27	EUR	3,072	3,139
	Land Berlin	0.010%	5/18/27	EUR	19,426	19,181
	Land Berlin	0.010%	10/26/28	EUR	14,816	14,265
	Land Berlin	0.010%	7/2/30	EUR	14,267	13,268
	Land Berlin	1.000%	5/19/32	EUR	8,231	8,133
	Land Berlin	1.300%	6/13/33	EUR	1,096	1,104
	Land Berlin	0.750%	4/3/34	EUR	11,243	10,475
	Land Berlin	0.125%	6/4/35	EUR	5,487	4,626
	Land Berlin	0.625%	8/25/36	EUR	1,372	1,215
	Land Berlin	1.375%	6/5/37	EUR	2,743	2,681
	Land Berlin	1.375%	8/27/38	EUR	2,743	2,670
	Land Berlin	0.050%	8/6/40	EUR	8,231	6,182
	Land Berlin	0.100%	1/18/41	EUR	5,955	4,498
	Land Thueringen	0.500%	5/12/25	EUR	2,469	2,558
	Land Thueringen	0.200%	10/26/26	EUR	8,231	8,293
101

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Land Thueringen	0.250%	3/5/40	EUR	4,499	3,528
	Landeskreditbank Baden-Wuerttemberg Foerderbank	4.250%	8/7/25	AUD	6,474	4,673
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.375%	4/13/26	EUR	8,231	8,370
[10]	Landwirtschaftliche Rentenbank	0.050%	6/12/23	EUR	8,231	8,671
[10]	Landwirtschaftliche Rentenbank	1.125%	12/15/23	GBP	3,239	4,020
[10]	Landwirtschaftliche Rentenbank	0.375%	1/22/24	EUR	15,905	16,709
[10]	Landwirtschaftliche Rentenbank	4.750%	4/8/24	AUD	2,190	1,597
[10]	Landwirtschaftliche Rentenbank	4.250%	1/9/25	AUD	9,050	6,564
[10]	Landwirtschaftliche Rentenbank	0.500%	3/6/25	EUR	12,620	13,114
[10]	Landwirtschaftliche Rentenbank	2.600%	3/23/27	AUD	2,570	1,734
[10]	Landwirtschaftliche Rentenbank	0.625%	5/18/27	EUR	17,724	18,124
[10]	Landwirtschaftliche Rentenbank	0.375%	2/14/28	EUR	5,487	5,488
[10]	Landwirtschaftliche Rentenbank	3.250%	4/12/28	AUD	2,380	1,638
[10]	Landwirtschaftliche Rentenbank	0.000%	7/19/28	EUR	5,472	5,315
[10]	Landwirtschaftliche Rentenbank	0.500%	2/28/29	EUR	11,690	11,618
[10]	Landwirtschaftliche Rentenbank	0.000%	11/27/29	EUR	5,487	5,187
[10]	Landwirtschaftliche Rentenbank	0.050%	12/18/29	EUR	24,145	22,858
[10]	Landwirtschaftliche Rentenbank	0.625%	2/20/30	EUR	10,975	10,834
[10]	Landwirtschaftliche Rentenbank	0.050%	1/31/31	EUR	16,000	14,813
	NRW Bank	0.100%	1/10/23	EUR	13,718	14,532
	NRW Bank	0.375%	12/16/24	GBP	16,000	19,216
	NRW Bank	0.250%	3/10/25	EUR	8,231	8,452
	NRW Bank	0.625%	2/11/26	EUR	8,231	8,476
	NRW Bank	0.500%	5/11/26	EUR	6,581	6,726
	NRW Bank	0.250%	9/28/26	EUR	3,265	3,287
	NRW Bank	0.625%	2/23/27	EUR	8,231	8,408
	NRW Bank	0.125%	4/12/27	EUR	8,944	8,868
	NRW Bank	0.500%	9/13/27	EUR	8,231	8,278
	NRW Bank	0.625%	1/4/28	EUR	3,841	3,869
	NRW Bank	0.375%	5/16/29	EUR	3,978	3,867
	NRW Bank	0.875%	4/12/34	EUR	5,000	4,795
	NRW Bank	0.100%	7/9/35	EUR	3,959	3,299
	NRW Bank	0.500%	6/17/41	EUR	15,291	12,448
	NRW Bank	1.250%	5/13/49	EUR	5,487	5,193
	State of Brandenburg	0.010%	6/26/28	EUR	2,253	2,181
	State of Brandenburg	0.750%	8/8/36	EUR	5,487	4,946
	State of Brandenburg	1.450%	11/26/38	EUR	7,737	7,599
	State of Brandenburg	0.300%	10/4/49	EUR	548	395
	State of Bremen	0.500%	3/3/25	EUR	7,133	7,408
	State of Bremen	1.200%	1/30/34	EUR	321	315
	State of Bremen	1.500%	11/12/38	EUR	2,705	2,677
	State of Bremen	1.000%	5/27/39	EUR	6,857	6,253
	State of Bremen	0.500%	5/6/41	EUR	5,633	4,573
	State of Bremen	0.550%	2/4/50	EUR	6,816	5,280
	State of Hesse	1.750%	1/20/23	EUR	1,645	1,758
	State of Hesse	0.125%	1/25/24	EUR	1,094	1,143
	State of Hesse	1.375%	6/10/24	EUR	2,194	2,339
	State of Hesse	0.125%	6/20/24	EUR	7,243	7,525
	State of Hesse	0.000%	9/15/24	EUR	12,877	13,278
	State of Hesse	0.500%	2/17/25	EUR	5,761	5,986
	State of Hesse	0.250%	6/10/25	EUR	13,718	14,097
	State of Hesse	0.000%	4/14/26	EUR	987	992
	State of Hesse	0.375%	7/6/26	EUR	32,869	33,397
	State of Hesse	0.625%	8/2/28	EUR	5,487	5,510
102

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
State of Hesse	0.010%	3/11/30	EUR	20,965	19,635
State of Hesse	0.000%	11/8/30	EUR	13,718	12,659
State of Hesse	1.300%	10/10/33	EUR	4,390	4,400
State of Hesse	0.750%	8/4/36	EUR	6,581	5,955
State of Lower Saxony	0.125%	3/7/23	EUR	10,975	11,592
State of Lower Saxony	2.125%	10/11/23	EUR	548	591
State of Lower Saxony	2.125%	1/16/24	EUR	249	269
State of Lower Saxony	0.000%	8/2/24	EUR	13,178	13,639
State of Lower Saxony	0.625%	1/20/25	EUR	5,487	5,735
State of Lower Saxony	0.125%	3/7/25	EUR	2,194	2,254
State of Lower Saxony	0.500%	6/13/25	EUR	5,487	5,684
State of Lower Saxony	0.375%	1/9/26	EUR	11,352	11,626
State of Lower Saxony	0.500%	6/8/26	EUR	1,372	1,406
State of Lower Saxony	0.010%	9/8/26	EUR	13,634	13,619
State of Lower Saxony	0.000%	2/11/27	EUR	7,216	7,152
State of Lower Saxony	0.125%	4/8/27	EUR	1,096	1,091
State of Lower Saxony	0.625%	7/6/27	EUR	10,975	11,177
State of Lower Saxony	0.750%	2/15/28	EUR	8,231	8,380
State of Lower Saxony	0.010%	2/19/29	EUR	10,711	10,247
State of Lower Saxony	0.375%	5/14/29	EUR	3,292	3,218
State of Lower Saxony	0.125%	1/10/30	EUR	5,487	5,198
State of Lower Saxony	0.010%	8/13/30	EUR	14,251	13,228
State of Lower Saxony	0.010%	1/10/31	EUR	5,000	4,604
State of Lower Saxony	0.050%	3/9/35	EUR	13,950	11,708
State of North Rhine-Westphalia Germany	0.200%	2/16/24	EUR	16,388	17,138
State of North Rhine-Westphalia Germany	1.875%	3/15/24	EUR	1,069	1,151
State of North Rhine-Westphalia Germany	1.000%	1/16/25	EUR	177	187
State of North Rhine-Westphalia Germany	0.500%	3/11/25	EUR	1,645	1,708
State of North Rhine-Westphalia Germany	2.000%	10/15/25	EUR	1,645	1,785
State of North Rhine-Westphalia Germany	0.750%	1/16/26	EUR	8,231	8,547
State of North Rhine-Westphalia Germany	0.250%	3/13/26	EUR	57,794	58,766
State of North Rhine-Westphalia Germany	0.500%	4/16/26	EUR	5,487	5,632
State of North Rhine-Westphalia Germany	0.500%	2/16/27	EUR	11,194	11,377
State of North Rhine-Westphalia Germany	0.950%	3/13/28	EUR	15,365	15,788
State of North Rhine-Westphalia Germany	0.000%	1/15/29	EUR	3,340	3,199
State of North Rhine-Westphalia Germany	0.200%	4/9/30	EUR	4,321	4,107
State of North Rhine-Westphalia Germany	1.625%	10/24/30	EUR	5,487	5,810
State of North Rhine-Westphalia Germany	0.625%	7/21/31	EUR	8,231	7,948
State of North Rhine-Westphalia Germany	2.375%	5/13/33	EUR	19,974	22,398
State of North Rhine-Westphalia Germany	1.100%	3/13/34	EUR	14,813	14,415
State of North Rhine-Westphalia Germany	0.000%	10/12/35	EUR	22,227	18,239
State of North Rhine-Westphalia Germany	1.250%	5/12/36	EUR	7,682	7,449
State of North Rhine-Westphalia Germany	1.650%	2/22/38	EUR	9,109	9,250
State of North Rhine-Westphalia Germany	0.500%	11/25/39	EUR	13,682	11,426
State of North Rhine-Westphalia Germany	1.500%	6/12/40	EUR	1,865	1,840
State of North Rhine-Westphalia Germany	0.600%	6/4/41	EUR	9,024	7,523
State of North Rhine-Westphalia Germany	0.750%	8/16/41	EUR	1,096	940
State of North Rhine-Westphalia Germany	1.450%	2/16/43	EUR	2,743	2,679
State of North Rhine-Westphalia Germany	1.000%	10/16/46	EUR	4,000	3,519
State of North Rhine-Westphalia Germany	1.650%	5/16/47	EUR	5,487	5,569
State of North Rhine-Westphalia Germany	1.550%	6/16/48	EUR	5,487	5,466
State of North Rhine-Westphalia Germany	0.800%	7/30/49	EUR	1,802	1,507
State of North Rhine-Westphalia Germany	0.200%	1/27/51	EUR	17,419	11,970
State of North Rhine-Westphalia Germany	0.500%	1/15/52	EUR	8,000	6,054
State of North Rhine-Westphalia Germany	1.750%	10/26/57	EUR	8,779	8,876
103

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	State of North Rhine-Westphalia Germany	1.750%	7/11/68	EUR	11,493	11,272
	State of North Rhine-Westphalia Germany	1.950%	9/26/78	EUR	11,261	11,709
	State of North Rhine-Westphalia Germany	2.150%	3/21/19	EUR	10,186	10,499
	State of North Rhine-Westphalia Germany	1.375%	1/15/20	EUR	11,406	8,125
	State of North Rhine-Westphalia Germany	0.950%	1/10/21	EUR	17,932	9,960
	State of North Rhine-Westphalia Germany	1.450%	1/19/22	EUR	3,000	2,205
	State of Rhineland-Palatinate	0.500%	1/21/25	EUR	3,292	3,424
	State of Rhineland-Palatinate	0.100%	8/18/26	EUR	5,487	5,511
	State of Rhineland-Palatinate	0.375%	1/26/27	EUR	5,487	5,536
	State of Rhineland-Palatinate	0.700%	1/26/28	EUR	5,487	5,569
	State of Rhineland-Palatinate	0.010%	1/21/31	EUR	13,634	12,536
	State of Rhineland-Palatinate	0.750%	2/23/32	EUR	15,000	14,607
	State of Rhineland-Palatinate	0.375%	3/10/51	EUR	6,438	4,738
	State of Saxony-Anhalt	1.875%	4/10/24	EUR	4,939	5,316
	State of Saxony-Anhalt	0.500%	6/25/27	EUR	1,372	1,386
	State of Saxony-Anhalt	0.500%	3/24/51	EUR	8,048	6,163
	State of Schleswig-Holstein Germany	0.500%	5/19/26	EUR	14,395	14,729
	State of Schleswig-Holstein Germany	0.250%	4/18/28	EUR	1,096	1,079
	State of Schleswig-Holstein Germany	0.625%	8/31/28	EUR	3,758	3,768
	State of Schleswig-Holstein Germany	0.010%	5/22/30	EUR	1,609	1,500
	State of Schleswig-Holstein Germany	0.050%	7/8/31	EUR	2,757	2,514
						7,046,387
Hong Kong (0.0%)
	Hong Kong Government Bond Programme	0.510%	10/23/23	HKD	34,050	4,257
	Hong Kong Government Bond Programme	0.360%	4/15/24	HKD	80,450	9,901
	Hong Kong Government Bond Programme	2.220%	8/7/24	HKD	16,400	2,087
	Hong Kong Government Bond Programme	1.680%	1/21/26	HKD	5,450	673
	Hong Kong Government Bond Programme	1.250%	6/29/27	HKD	3,250	387
	Hong Kong Government Bond Programme	1.970%	1/17/29	HKD	65,800	8,032
	Hong Kong Government Bond Programme	2.130%	7/16/30	HKD	43,300	5,295
	Hong Kong Government Bond Programme	1.890%	3/2/32	HKD	3,500	414
	Hong Kong Government Bond Programme	2.020%	3/7/34	HKD	15,100	1,769
						32,815
Hungary (0.2%)
	Republic of Hungary	7.000%	6/24/22	HUF	293,030	816
	Republic of Hungary	1.750%	10/26/22	HUF	219,490	595
	Republic of Hungary	1.500%	8/23/23	HUF	1,860,800	4,865
	Republic of Hungary	6.000%	11/24/23	HUF	1,596,840	4,413
	Republic of Hungary	2.500%	10/24/24	HUF	6,842,750	17,213
	Republic of Hungary	5.500%	6/24/25	HUF	3,313,010	8,836
	Republic of Hungary	1.250%	10/22/25	EUR	7,408	7,650
	Republic of Hungary	1.000%	11/26/25	HUF	2,064,380	4,686
	Republic of Hungary	1.500%	4/22/26	HUF	5,982,220	13,478
	Republic of Hungary	2.750%	12/22/26	HUF	3,813,790	8,799
	Republic of Hungary	1.750%	10/10/27	EUR	2,414	2,429
	Republic of Hungary	3.000%	10/27/27	HUF	10,932,420	24,870
[3]	Republic of Hungary	0.125%	9/21/28	EUR	3,822	3,371
	Republic of Hungary	2.000%	5/23/29	HUF	2,212,990	4,459
	Republic of Hungary	3.000%	8/21/30	HUF	5,981,340	12,489
	Republic of Hungary	3.250%	10/22/31	HUF	521,310	1,085
	Republic of Hungary	1.625%	4/28/32	EUR	25,256	22,773
	Republic of Hungary	2.250%	4/20/33	HUF	2,658,830	4,823
	Republic of Hungary	1.750%	6/5/35	EUR	2,119	1,825
	Republic of Hungary	3.000%	10/27/38	HUF	1,646,240	2,879
	Republic of Hungary	3.000%	4/25/41	HUF	2,045,260	3,431
104

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Republic of Hungary	1.500%	11/17/50	EUR	4,090	2,710
					158,495
Iceland (0.0%)
Republic of Iceland	0.625%	6/3/26	EUR	2,510	2,529
Indonesia (1.1%)
Indonesia Treasury Bond	5.625%	5/15/23	IDR	501,338,000	34,979
Indonesia Treasury Bond	8.375%	3/15/24	IDR	845,501,000	61,219
Indonesia Treasury Bond	8.125%	5/15/24	IDR	301,811,000	21,933
Indonesia Treasury Bond	6.500%	6/15/25	IDR	878,053,000	61,638
Indonesia Treasury Bond	7.250%	2/15/26	IDR	154,746,000	11,145
Indonesia Treasury Bond	5.500%	4/15/26	IDR	585,376,000	39,290
Indonesia Treasury Bond	8.375%	9/15/26	IDR	370,404,000	27,464
Indonesia Treasury Bond	5.125%	4/15/27	IDR	180,483,000	11,825
Indonesia Treasury Bond	7.000%	5/15/27	IDR	818,320,000	57,755
Indonesia Treasury Bond	6.125%	5/15/28	IDR	791,842,000	53,481
Indonesia Treasury Bond	9.000%	3/15/29	IDR	27,437,000	2,114
Indonesia Treasury Bond	8.250%	5/15/29	IDR	656,559,000	49,221
Indonesia Treasury Bond	7.000%	9/15/30	IDR	807,083,000	55,660
Indonesia Treasury Bond	6.500%	2/15/31	IDR	870,794,000	58,433
Indonesia Treasury Bond	8.750%	5/15/31	IDR	110,902,000	8,462
Indonesia Treasury Bond	6.375%	4/15/32	IDR	588,035,000	38,640
Indonesia Treasury Bond	7.500%	8/15/32	IDR	307,657,000	21,846
Indonesia Treasury Bond	6.625%	5/15/33	IDR	998,524,000	66,137
Indonesia Treasury Bond	8.375%	3/15/34	IDR	428,324,000	32,088
Indonesia Treasury Bond	7.500%	6/15/35	IDR	511,234,000	35,939
Indonesia Treasury Bond	8.250%	5/15/36	IDR	347,462,000	25,927
Indonesia Treasury Bond	9.750%	5/15/37	IDR	71,518,000	6,013
Indonesia Treasury Bond	7.500%	5/15/38	IDR	467,921,000	32,855
Indonesia Treasury Bond	8.375%	4/15/39	IDR	340,680,000	25,766
Indonesia Treasury Bond	7.500%	4/15/40	IDR	643,745,000	45,143
Indonesia Treasury Bond	7.125%	6/15/42	IDR	570,376,000	38,990
Indonesia Treasury Bond	7.375%	5/15/48	IDR	302,681,000	20,995
Indonesia Treasury Bond	6.875%	8/15/51	IDR	73,098,000	4,939
Republic of Indonesia	2.625%	6/14/23	EUR	100	107
Republic of Indonesia	1.750%	4/24/25	EUR	7,352	7,694
Republic of Indonesia	1.450%	9/18/26	EUR	2,424	2,453
Republic of Indonesia	0.900%	2/14/27	EUR	3,495	3,410
Republic of Indonesia	3.750%	6/14/28	EUR	10,261	11,328
Republic of Indonesia	1.000%	7/28/29	EUR	4,829	4,445
Republic of Indonesia	1.100%	3/12/33	EUR	5,191	4,430
					983,764
Ireland (0.6%)
Republic of Ireland	3.400%	3/18/24	EUR	56,630	63,118
Republic of Ireland	1.000%	5/15/26	EUR	50,457	53,633
Republic of Ireland	0.200%	5/15/27	EUR	65,807	67,153
Republic of Ireland	0.900%	5/15/28	EUR	12,557	13,068
Republic of Ireland	1.100%	5/15/29	EUR	27,437	28,660
Republic of Ireland	0.200%	10/18/30	EUR	13,718	13,061
Republic of Ireland	1.350%	3/18/31	EUR	21,950	22,994
Republic of Ireland	0.000%	10/18/31	EUR	92,737	84,544
Republic of Ireland	0.350%	10/18/32	EUR	35,000	32,374
Republic of Ireland	1.300%	5/15/33	EUR	11,194	11,351
Republic of Ireland	0.400%	5/15/35	EUR	12,272	10,971
Republic of Ireland	1.700%	5/15/37	EUR	2,837	2,963
105

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Ireland	0.550%	4/22/41	EUR	76,337	63,668
	Republic of Ireland	2.000%	2/18/45	EUR	4,775	5,150
	Republic of Ireland	1.500%	5/15/50	EUR	28,823	27,452
						500,160
Isle Of Man (0.0%)
	Isle of Man	1.625%	9/14/51	GBP	5,368	5,202
Israel (0.4%)
	State of Israel	4.250%	3/31/23	ILS	40,058	12,359
	State of Israel	0.150%	7/31/23	ILS	32,998	9,767
	State of Israel	1.500%	11/30/23	ILS	30,070	9,037
	State of Israel	2.875%	1/29/24	EUR	12,482	13,574
	State of Israel	3.750%	3/31/24	ILS	20,303	6,341
	State of Israel	0.400%	10/31/24	ILS	32,193	9,353
	State of Israel	0.500%	4/30/25	ILS	131,698	38,081
	State of Israel	1.750%	8/31/25	ILS	125,937	37,711
	State of Israel	6.250%	10/30/26	ILS	30,927	10,986
	State of Israel	1.500%	1/18/27	EUR	14,051	14,690
	State of Israel	2.000%	3/31/27	ILS	88,897	26,696
	State of Israel	2.250%	9/28/28	ILS	125,498	37,926
	State of Israel	1.500%	1/16/29	EUR	2,743	2,834
	State of Israel	1.000%	3/31/30	ILS	129,177	35,265
	State of Israel	1.500%	5/31/37	ILS	39,921	10,165
	State of Israel	5.500%	1/31/42	ILS	36,216	15,181
	State of Israel	3.750%	3/31/47	ILS	99,451	33,413
	State of Israel	2.500%	1/16/49	EUR	1,372	1,440
	State of Israel	2.800%	11/29/52	ILS	16,100	4,432
						329,251
Italy (6.6%)
	Cassa Depositi e Prestiti SpA	2.125%	9/27/23	EUR	2,700	2,912
	Cassa Depositi e Prestiti SpA	1.500%	6/21/24	EUR	2,700	2,871
	Cassa Depositi e Prestiti SpA	1.500%	4/9/25	EUR	4,100	4,316
	Cassa Depositi e Prestiti SpA	1.875%	2/7/26	EUR	2,700	2,861
	Cassa Depositi e Prestiti SpA	2.000%	4/20/27	EUR	8,200	8,650
	Cassa Depositi e Prestiti SpA	1.000%	2/11/30	EUR	9,200	8,623
	Italy Buoni Poliennali Del Tesoro	0.000%	11/29/22	EUR	140,730	148,603
	Italy Buoni Poliennali Del Tesoro	0.300%	8/15/23	EUR	110,366	116,468
	Italy Buoni Poliennali Del Tesoro	0.000%	11/29/23	EUR	89,030	92,915
	Italy Buoni Poliennali Del Tesoro	0.000%	1/15/24	EUR	63,644	66,332
	Italy Buoni Poliennali Del Tesoro	0.000%	1/30/24	EUR	391,350	407,615
	Italy Buoni Poliennali Del Tesoro	0.000%	4/15/24	EUR	12,850	13,309
	Italy Buoni Poliennali Del Tesoro	1.750%	7/1/24	EUR	211,891	226,562
	Italy Buoni Poliennali Del Tesoro	0.000%	8/15/24	EUR	144,956	148,982
	Italy Buoni Poliennali Del Tesoro	1.450%	11/15/24	EUR	32,329	34,218
	Italy Buoni Poliennali Del Tesoro	0.000%	12/15/24	EUR	150,000	152,877
[3]	Italy Buoni Poliennali Del Tesoro	1.850%	7/1/25	EUR	460,377	490,209
	Italy Buoni Poliennali Del Tesoro	1.200%	8/15/25	EUR	93,410	97,166
	Italy Buoni Poliennali Del Tesoro	0.500%	2/1/26	EUR	55,588	56,302
	Italy Buoni Poliennali Del Tesoro	2.100%	7/15/26	EUR	258,909	277,132
	Italy Buoni Poliennali Del Tesoro	0.000%	8/1/26	EUR	51,003	49,912
	Italy Buoni Poliennali Del Tesoro	1.100%	4/1/27	EUR	192,688	195,045
	Italy Buoni Poliennali Del Tesoro	2.050%	8/1/27	EUR	149,402	158,407
	Italy Buoni Poliennali Del Tesoro	0.950%	9/15/27	EUR	57,267	57,331
	Italy Buoni Poliennali Del Tesoro	6.500%	11/1/27	EUR	321	419
	Italy Buoni Poliennali Del Tesoro	0.250%	3/15/28	EUR	423,597	401,593
106

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Italy Buoni Poliennali Del Tesoro	0.500%	7/15/28	EUR	121,937	116,252
	Italy Buoni Poliennali Del Tesoro	3.000%	8/1/29	EUR	134,226	147,828
[3]	Italy Buoni Poliennali Del Tesoro	3.500%	3/1/30	EUR	55,921	63,899
	Italy Buoni Poliennali Del Tesoro	1.350%	4/1/30	EUR	74,080	71,845
[3]	Italy Buoni Poliennali Del Tesoro	1.650%	12/1/30	EUR	528,780	516,663
	Italy Buoni Poliennali Del Tesoro	0.900%	4/1/31	EUR	210,005	191,502
[3]	Italy Buoni Poliennali Del Tesoro	0.600%	8/1/31	EUR	61,357	53,744
[3]	Italy Buoni Poliennali Del Tesoro	1.650%	3/1/32	EUR	71,121	68,654
	Italy Buoni Poliennali Del Tesoro	0.950%	6/1/32	EUR	144,145	128,475
	Italy Buoni Poliennali Del Tesoro	2.500%	12/1/32	EUR	60,000	61,674
[3]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/33	EUR	79,364	81,277
[3]	Italy Buoni Poliennali Del Tesoro	3.350%	3/1/35	EUR	109,566	121,928
[3]	Italy Buoni Poliennali Del Tesoro	4.000%	2/1/37	EUR	24,046	28,780
[3]	Italy Buoni Poliennali Del Tesoro	0.950%	3/1/37	EUR	284,791	230,292
[3]	Italy Buoni Poliennali Del Tesoro	2.950%	9/1/38	EUR	80,953	85,680
[3]	Italy Buoni Poliennali Del Tesoro	3.100%	3/1/40	EUR	53,890	57,676
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	9/1/40	EUR	9,542	12,900
[3]	Italy Buoni Poliennali Del Tesoro	1.800%	3/1/41	EUR	177,975	154,468
[3]	Italy Buoni Poliennali Del Tesoro	4.750%	9/1/44	EUR	56,509	75,956
[3]	Italy Buoni Poliennali Del Tesoro	1.500%	4/30/45	EUR	120,089	93,940
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	9/1/46	EUR	65,118	70,687
[3]	Italy Buoni Poliennali Del Tesoro	3.850%	9/1/49	EUR	89,788	106,677
[3]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/50	EUR	29,138	26,528
[3]	Italy Buoni Poliennali Del Tesoro	1.700%	9/1/51	EUR	3,484	2,682
[3]	Italy Buoni Poliennali Del Tesoro	2.150%	9/1/52	EUR	125,251	105,588
[3]	Italy Buoni Poliennali Del Tesoro	2.800%	3/1/67	EUR	46,817	44,097
	Republic of Italy	6.000%	8/4/28	GBP	6,530	9,450
						5,950,772
Japan (16.6%)
	Deposit Insurance Corp. of Japan	0.100%	8/6/24	JPY	3,300,000	25,482
	Development Bank of Japan Inc.	0.645%	3/18/24	JPY	274,900	2,144
	Development Bank of Japan Inc.	0.466%	12/12/24	JPY	329,300	2,568
	Development Bank of Japan Inc.	0.450%	3/13/25	JPY	219,500	1,713
	Development Bank of Japan Inc.	0.425%	9/11/25	JPY	415,400	3,245
	Development Bank of Japan Inc.	0.875%	10/10/25	EUR	28,169	29,168
	Development Bank of Japan Inc.	0.020%	3/16/26	JPY	24,900	192
	Fukuoka Prefecture	0.432%	6/18/49	JPY	200,000	1,339
	Japan	0.005%	4/1/23	JPY	3,408,750	26,291
	Japan	0.100%	6/20/23	JPY	18,822,000	145,356
	Japan	0.800%	6/20/23	JPY	7,525,250	58,575
	Japan	0.800%	6/20/23	JPY	329,200	2,562
	Japan	1.800%	6/20/23	JPY	1,371,850	10,798
	Japan	0.005%	7/1/23	JPY	9,818,950	75,748
	Japan	0.005%	8/1/23	JPY	11,428,600	88,150
	Japan	0.005%	9/1/23	JPY	4,024,150	31,045
	Japan	0.100%	9/20/23	JPY	9,630,500	74,395
	Japan	0.600%	9/20/23	JPY	548,750	4,268
	Japan	0.800%	9/20/23	JPY	689,200	5,375
	Japan	1.900%	9/20/23	JPY	1,676,350	13,271
	Japan	0.005%	12/1/23	JPY	12,392,350	95,607
	Japan	0.100%	12/20/23	JPY	12,409,200	95,885
	Japan	0.600%	12/20/23	JPY	8,593,350	66,941
	Japan	1.900%	12/20/23	JPY	987,850	7,857
	Japan	0.005%	1/1/24	JPY	15,658,000	120,804
	Japan	0.005%	2/1/24	JPY	15,000,000	115,718
107

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	0.005%	3/1/24	JPY	10,000,000	77,145
Japan	0.100%	3/20/24	JPY	19,238,000	148,678
Japan	0.600%	3/20/24	JPY	10,365,800	80,861
Japan	1.900%	3/20/24	JPY	274,350	2,192
Japan	0.005%	4/1/24	JPY	11,000,000	84,864
Japan	0.100%	6/20/24	JPY	9,835,250	76,027
Japan	0.600%	6/20/24	JPY	389,600	3,044
Japan	0.100%	9/20/24	JPY	7,398,850	57,214
Japan	0.500%	9/20/24	JPY	6,969,100	54,403
Japan	2.100%	9/20/24	JPY	716,100	5,800
Japan	0.100%	12/20/24	JPY	8,923,100	69,026
Japan	0.300%	12/20/24	JPY	5,520,400	42,929
Japan	0.500%	12/20/24	JPY	4,241,800	33,158
Japan	0.100%	3/20/25	JPY	8,779,950	67,943
Japan	0.400%	3/20/25	JPY	5,413,400	42,251
Japan	2.000%	3/20/25	JPY	41,100	335
Japan	0.100%	6/20/25	JPY	11,798,050	91,327
Japan	0.400%	6/20/25	JPY	4,554,550	35,585
Japan	1.900%	6/20/25	JPY	631,000	5,159
Japan	2.100%	6/20/25	JPY	1,646,250	13,538
Japan	0.100%	9/20/25	JPY	16,541,050	128,061
Japan	0.400%	9/20/25	JPY	1,753,250	13,710
Japan	2.100%	9/20/25	JPY	109,750	907
Japan	0.100%	12/20/25	JPY	22,054,000	170,764
Japan	0.300%	12/20/25	JPY	12,456,500	97,144
Japan	2.000%	12/20/25	JPY	1,832,800	15,166
Japan	0.005%	3/20/26	JPY	22,937,750	176,972
Japan	0.100%	3/20/26	JPY	2,798,600	21,670
Japan	2.100%	3/20/26	JPY	471,900	3,936
Japan	2.200%	3/20/26	JPY	439,000	3,675
Japan	0.005%	6/20/26	JPY	28,169,150	217,290
Japan	0.100%	6/20/26	JPY	2,981,500	23,087
Japan	0.005%	9/20/26	JPY	23,782,800	183,407
Japan	0.100%	9/20/26	JPY	3,811,000	29,510
Japan	2.200%	9/20/26	JPY	32,850	278
Japan	2.300%	9/20/26	JPY	19,150	162
Japan	0.005%	12/20/26	JPY	19,000,000	146,470
Japan	0.100%	12/20/26	JPY	7,109,000	55,042
Japan	2.100%	12/20/26	JPY	2,743,700	23,203
Japan	0.005%	3/20/27	JPY	43,000,000	331,401
Japan	0.100%	3/20/27	JPY	6,165,150	47,732
Japan	2.000%	3/20/27	JPY	548,750	4,640
Japan	2.100%	3/20/27	JPY	192,000	1,631
Japan	0.100%	6/20/27	JPY	4,656,100	36,036
Japan	2.300%	6/20/27	JPY	10,900	94
Japan	0.100%	9/20/27	JPY	5,438,050	42,069
Japan	2.200%	9/20/27	JPY	8,200	71
Japan	0.100%	12/20/27	JPY	4,239,050	32,776
Japan	2.100%	12/20/27	JPY	1,229,700	10,574
Japan	0.100%	3/20/28	JPY	4,510,700	34,854
Japan	2.200%	3/20/28	JPY	2,167,550	18,807
Japan	2.400%	3/20/28	JPY	3,210,150	28,145
Japan	0.100%	6/20/28	JPY	4,801,500	37,074
Japan	2.400%	6/20/28	JPY	565,200	4,977
Japan	0.100%	9/20/28	JPY	7,528,900	58,087
108

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	2.100%	9/20/28	JPY	3,361,650	29,232
Japan	2.200%	9/20/28	JPY	658,450	5,758
Japan	0.100%	12/20/28	JPY	2,065,500	15,922
Japan	1.900%	12/20/28	JPY	3,972,850	34,268
Japan	2.100%	12/20/28	JPY	329,200	2,873
Japan	0.100%	3/20/29	JPY	9,321,550	71,789
Japan	1.900%	3/20/29	JPY	2,277,300	19,703
Japan	2.100%	3/20/29	JPY	2,476,450	21,687
Japan	0.100%	6/20/29	JPY	9,993,400	76,881
Japan	2.100%	6/20/29	JPY	3,034,500	26,666
Japan	0.100%	9/20/29	JPY	16,754,500	128,758
Japan	2.100%	9/20/29	JPY	4,708,250	41,505
Japan	2.800%	9/20/29	JPY	1,481,550	13,647
Japan	0.100%	12/20/29	JPY	20,759,050	159,335
Japan	2.100%	12/20/29	JPY	4,115,600	36,396
Japan	2.200%	12/20/29	JPY	3,149,750	28,039
Japan	0.100%	3/20/30	JPY	22,424,550	171,894
Japan	2.100%	3/20/30	JPY	43,850	389
Japan	2.200%	3/20/30	JPY	3,457,050	30,873
Japan	2.300%	5/20/30	JPY	93,250	840
Japan	0.100%	6/20/30	JPY	18,369,250	140,623
Japan	1.600%	6/20/30	JPY	312,750	2,686
Japan	1.800%	6/20/30	JPY	21,900	191
Japan	2.000%	6/20/30	JPY	2,743,700	24,246
Japan	0.100%	9/20/30	JPY	21,707,000	166,027
Japan	1.800%	9/20/30	JPY	768,200	6,712
Japan	1.900%	9/20/30	JPY	2,398,000	21,105
Japan	0.100%	12/20/30	JPY	31,919,700	243,923
Japan	2.000%	12/20/30	JPY	1,646,200	14,641
Japan	2.100%	12/20/30	JPY	4,483,200	40,169
Japan	0.100%	3/20/31	JPY	27,049,100	206,502
Japan	1.900%	3/20/31	JPY	3,292,450	29,151
Japan	2.000%	3/20/31	JPY	6,683,750	59,629
Japan	2.200%	3/20/31	JPY	274,350	2,485
Japan	0.100%	6/20/31	JPY	27,766,750	211,767
Japan	1.800%	6/20/31	JPY	2,554,350	22,507
Japan	1.900%	6/20/31	JPY	3,265,000	28,996
Japan	0.100%	9/20/31	JPY	31,348,250	238,883
Japan	1.700%	9/20/31	JPY	13,718,650	120,237
Japan	1.800%	9/20/31	JPY	4,156,750	36,729
Japan	0.100%	12/20/31	JPY	32,100,000	244,418
Japan	1.700%	12/20/31	JPY	3,676,600	32,310
Japan	1.800%	12/20/31	JPY	13,862,450	122,842
Japan	0.200%	3/20/32	JPY	20,000,000	153,626
Japan	1.600%	3/20/32	JPY	4,911,300	42,901
Japan	1.700%	3/20/32	JPY	1,755,950	15,471
Japan	1.800%	3/20/32	JPY	620,050	5,510
Japan	1.500%	6/20/32	JPY	3,457,050	29,994
Japan	1.600%	6/20/32	JPY	1,705,500	14,929
Japan	1.700%	9/20/32	JPY	8,115,400	71,782
Japan	1.700%	12/20/32	JPY	6,162,400	54,599
Japan	1.800%	12/20/32	JPY	3,292,450	29,437
Japan	1.500%	3/20/33	JPY	6,839,050	59,562
Japan	1.600%	3/20/33	JPY	5,796,950	50,964
Japan	1.700%	6/20/33	JPY	850,550	7,560
109

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	1.700%	6/20/33	JPY	4,439,350	39,456
Japan	1.700%	9/20/33	JPY	3,896,600	34,681
Japan	1.600%	12/20/33	JPY	5,981,300	52,786
Japan	2.000%	12/20/33	JPY	274,350	2,518
Japan	1.500%	3/20/34	JPY	7,400,000	64,715
Japan	2.400%	3/20/34	JPY	2,030,350	19,394
Japan	1.500%	6/20/34	JPY	5,311,850	46,495
Japan	2.500%	6/20/34	JPY	1,104,600	10,679
Japan	1.400%	9/20/34	JPY	9,987,200	86,555
Japan	2.500%	9/20/34	JPY	219,500	2,127
Japan	1.200%	12/20/34	JPY	6,480,700	54,967
Japan	2.400%	12/20/34	JPY	1,262,100	12,142
Japan	1.200%	3/20/35	JPY	9,206,850	78,094
Japan	2.300%	3/20/35	JPY	1,371,850	13,095
Japan	1.300%	6/20/35	JPY	7,111,700	61,023
Japan	2.300%	6/20/35	JPY	1,964,500	18,790
Japan	1.200%	9/20/35	JPY	8,458,000	71,736
Japan	2.500%	9/20/35	JPY	548,750	5,369
Japan	1.000%	12/20/35	JPY	3,758,900	31,113
Japan	2.300%	12/20/35	JPY	1,377,350	13,224
Japan	0.400%	3/20/36	JPY	7,587,150	58,049
Japan	2.500%	3/20/36	JPY	1,211,600	11,904
Japan	0.200%	6/20/36	JPY	14,133,650	104,937
Japan	2.500%	6/20/36	JPY	795,650	7,834
Japan	0.500%	9/20/36	JPY	8,083,000	62,447
Japan	2.500%	9/20/36	JPY	329,200	3,247
Japan	0.600%	12/20/36	JPY	9,579,650	74,908
Japan	2.300%	12/20/36	JPY	443,400	4,286
Japan	0.700%	3/20/37	JPY	20,725,450	164,057
Japan	2.400%	3/20/37	JPY	1,983,150	19,416
Japan	0.600%	6/20/37	JPY	6,595,950	51,400
Japan	0.600%	9/20/37	JPY	9,691,850	75,406
Japan	2.500%	9/20/37	JPY	9,250	92
Japan	0.600%	12/20/37	JPY	10,470,150	81,330
Japan	0.500%	3/20/38	JPY	24,534,450	187,391
Japan	2.500%	3/20/38	JPY	1,600,700	15,970
Japan	0.500%	6/20/38	JPY	15,107,000	115,158
Japan	0.700%	9/20/38	JPY	18,828,400	147,762
Japan	2.400%	9/20/38	JPY	1,389,400	13,744
Japan	0.500%	12/20/38	JPY	11,019,700	83,657
Japan	0.400%	3/20/39	JPY	13,937,700	103,872
Japan	2.300%	3/20/39	JPY	2,473,750	24,240
Japan	0.300%	6/20/39	JPY	11,984,650	87,598
Japan	0.300%	9/20/39	JPY	12,896,750	94,006
Japan	2.200%	9/20/39	JPY	4,899,200	47,504
Japan	0.300%	12/20/39	JPY	9,038,200	65,697
Japan	0.400%	3/20/40	JPY	10,793,850	79,638
Japan	2.300%	3/20/40	JPY	2,513,250	24,744
Japan	0.400%	6/20/40	JPY	13,554,000	99,735
Japan	0.400%	9/20/40	JPY	13,735,150	100,800
Japan	2.000%	9/20/40	JPY	9,859,450	93,332
Japan	0.500%	12/20/40	JPY	17,948,600	133,773
Japan	0.500%	3/20/41	JPY	14,905,500	110,806
Japan	2.200%	3/20/41	JPY	7,280,750	70,973
Japan	0.400%	6/20/41	JPY	17,062,450	124,170
110

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	0.500%	9/20/41	JPY	18,036,300	133,386
Japan	2.000%	9/20/41	JPY	7,077,150	67,105
Japan	0.500%	12/20/41	JPY	21,900,000	161,480
Japan	0.800%	3/20/42	JPY	12,000,000	93,376
Japan	2.000%	3/20/42	JPY	8,355,650	79,268
Japan	1.900%	9/20/42	JPY	10,388,850	97,219
Japan	1.800%	3/20/43	JPY	4,518,950	41,698
Japan	1.900%	6/20/43	JPY	4,063,800	38,135
Japan	1.800%	9/20/43	JPY	4,299,450	39,729
Japan	1.700%	12/20/43	JPY	2,870,850	26,108
Japan	1.700%	3/20/44	JPY	5,233,200	47,614
Japan	1.700%	6/20/44	JPY	3,514,900	31,996
Japan	1.700%	9/20/44	JPY	3,747,950	34,131
Japan	1.500%	12/20/44	JPY	5,715,200	50,252
Japan	1.500%	3/20/45	JPY	5,545,050	48,761
Japan	1.600%	6/20/45	JPY	2,304,700	20,641
Japan	1.400%	9/20/45	JPY	1,569,400	13,545
Japan	1.400%	12/20/45	JPY	2,968,700	25,618
Japan	0.800%	3/20/46	JPY	3,285,150	25,065
Japan	0.300%	6/20/46	JPY	3,182,700	21,576
Japan	0.500%	9/20/46	JPY	6,776,600	48,111
Japan	0.600%	12/20/46	JPY	5,844,100	42,397
Japan	0.800%	3/20/47	JPY	5,502,750	41,739
Japan	0.800%	6/20/47	JPY	4,816,850	36,485
Japan	0.800%	9/20/47	JPY	6,634,300	50,185
Japan	0.800%	12/20/47	JPY	7,959,550	60,130
Japan	0.800%	3/20/48	JPY	10,274,800	77,516
Japan	2.400%	3/20/48	JPY	439,000	4,560
Japan	0.700%	6/20/48	JPY	13,842,700	101,810
Japan	0.900%	9/20/48	JPY	7,350,150	56,626
Japan	0.700%	12/20/48	JPY	7,681,600	56,313
Japan	0.500%	3/20/49	JPY	8,113,200	56,406
Japan	2.200%	3/20/49	JPY	891,700	8,979
Japan	0.400%	6/20/49	JPY	11,135,850	75,195
Japan	0.400%	9/20/49	JPY	8,582,400	57,815
Japan	0.400%	12/20/49	JPY	7,304,900	49,087
Japan	0.400%	3/20/50	JPY	7,051,400	47,268
Japan	2.200%	3/20/50	JPY	1,229,200	12,417
Japan	0.600%	6/20/50	JPY	9,561,900	67,569
Japan	0.600%	9/20/50	JPY	10,043,150	70,828
Japan	0.700%	12/20/50	JPY	13,936,150	100,771
Japan	0.700%	3/20/51	JPY	11,141,050	80,417
Japan	2.200%	3/20/51	JPY	1,678,100	17,000
Japan	0.700%	6/20/51	JPY	11,348,150	81,761
Japan	0.700%	9/20/51	JPY	10,825,000	77,848
Japan	0.700%	12/20/51	JPY	14,800,000	106,206
Japan	1.000%	3/20/52	JPY	5,000,000	38,811
Japan	2.000%	3/20/52	JPY	2,666,900	26,024
Japan	1.900%	3/20/53	JPY	1,746,050	16,756
Japan	1.700%	3/20/54	JPY	3,937,200	36,290
Japan	1.400%	3/20/55	JPY	4,217,150	36,263
Japan	0.400%	3/20/56	JPY	7,899,050	50,534
Japan	0.900%	3/20/57	JPY	8,470,200	63,434
Japan	0.800%	3/20/58	JPY	10,987,850	79,574
Japan	0.500%	3/20/59	JPY	9,314,100	60,635
111

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	0.500%	3/20/60	JPY	12,107,450	78,425
Japan	0.700%	3/20/61	JPY	14,295,800	99,153
Japan Expressway Holding and Debt Repayment Agency	0.765%	9/20/22	JPY	110,000	850
Japan Expressway Holding and Debt Repayment Agency	0.796%	9/20/22	JPY	160,000	1,236
Japan Expressway Holding and Debt Repayment Agency	0.815%	2/28/23	JPY	306,000	2,374
Japan Expressway Holding and Debt Repayment Agency	0.541%	4/28/23	JPY	487,200	3,774
Japan Expressway Holding and Debt Repayment Agency	0.882%	6/30/23	JPY	448,300	3,490
Japan Expressway Holding and Debt Repayment Agency	0.911%	7/31/23	JPY	713,300	5,560
Japan Expressway Holding and Debt Repayment Agency	0.801%	9/29/23	JPY	68,200	531
Japan Expressway Holding and Debt Repayment Agency	0.669%	11/30/23	JPY	548,700	4,273
Japan Expressway Holding and Debt Repayment Agency	0.693%	12/28/23	JPY	274,400	2,139
Japan Expressway Holding and Debt Repayment Agency	0.660%	2/29/24	JPY	1,097,400	8,556
Japan Expressway Holding and Debt Repayment Agency	0.645%	3/29/24	JPY	580,900	4,530
Japan Expressway Holding and Debt Repayment Agency	0.669%	4/30/24	JPY	613,100	4,786
Japan Expressway Holding and Debt Repayment Agency	0.660%	5/31/24	JPY	616,900	4,818
Japan Expressway Holding and Debt Repayment Agency	0.601%	7/31/24	JPY	1,097,500	8,568
Japan Expressway Holding and Debt Repayment Agency	0.544%	9/30/24	JPY	13,600	106
Japan Expressway Holding and Debt Repayment Agency	0.539%	10/31/24	JPY	548,700	4,283
Japan Expressway Holding and Debt Repayment Agency	0.495%	11/29/24	JPY	834,000	6,505
Japan Expressway Holding and Debt Repayment Agency	0.466%	12/27/24	JPY	1,097,400	8,558
Japan Expressway Holding and Debt Repayment Agency	0.320%	1/31/25	JPY	219,500	1,705
Japan Expressway Holding and Debt Repayment Agency	0.414%	2/28/25	JPY	224,500	1,749
Japan Expressway Holding and Debt Repayment Agency	0.450%	3/31/25	JPY	314,600	2,455
Japan Expressway Holding and Debt Repayment Agency	0.509%	5/30/25	JPY	318,200	2,489
Japan Expressway Holding and Debt Repayment Agency	0.557%	7/31/25	JPY	7,600	60
Japan Expressway Holding and Debt Repayment Agency	0.440%	8/29/25	JPY	35,000	273
Japan Expressway Holding and Debt Repayment Agency	0.320%	1/30/26	JPY	412,000	3,209
Japan Expressway Holding and Debt Repayment Agency	0.145%	2/27/26	JPY	22,500	174
Japan Expressway Holding and Debt Repayment Agency	2.450%	3/19/26	JPY	100,000	826
Japan Expressway Holding and Debt Repayment Agency	2.280%	4/20/27	JPY	40,000	341
112

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan Expressway Holding and Debt Repayment Agency	0.140%	4/30/27	JPY	1,302,900	10,080
Japan Expressway Holding and Debt Repayment Agency	0.110%	5/31/27	JPY	6,000	46
Japan Expressway Holding and Debt Repayment Agency	0.130%	6/30/27	JPY	696,500	5,382
Japan Expressway Holding and Debt Repayment Agency	0.155%	8/31/27	JPY	329,200	2,546
Japan Expressway Holding and Debt Repayment Agency	0.090%	9/30/27	JPY	1,629,200	12,555
Japan Expressway Holding and Debt Repayment Agency	2.340%	10/20/27	JPY	370,000	3,194
Japan Expressway Holding and Debt Repayment Agency	0.170%	10/29/27	JPY	658,400	5,095
Japan Expressway Holding and Debt Repayment Agency	0.160%	11/30/27	JPY	329,300	2,546
Japan Expressway Holding and Debt Repayment Agency	2.250%	12/20/27	JPY	50,000	431
Japan Expressway Holding and Debt Repayment Agency	0.185%	1/31/28	JPY	356,100	2,756
Japan Expressway Holding and Debt Repayment Agency	2.420%	6/20/28	JPY	610,000	5,345
Japan Expressway Holding and Debt Repayment Agency	2.370%	9/20/28	JPY	70,000	613
Japan Expressway Holding and Debt Repayment Agency	2.410%	4/20/29	JPY	350,000	3,107
Japan Expressway Holding and Debt Repayment Agency	2.100%	12/28/29	JPY	200,000	1,760
Japan Expressway Holding and Debt Repayment Agency	1.427%	7/31/34	JPY	300,000	2,589
Japan Expressway Holding and Debt Repayment Agency	1.338%	10/31/34	JPY	100,000	855
Japan Expressway Holding and Debt Repayment Agency	0.970%	1/31/35	JPY	1,100,000	9,026
Japan Expressway Holding and Debt Repayment Agency	1.240%	7/31/35	JPY	300,000	2,543
Japan Expressway Holding and Debt Repayment Agency	1.119%	10/31/35	JPY	400,000	3,343
Japan Expressway Holding and Debt Repayment Agency	0.934%	1/31/36	JPY	2,000,000	16,332
Japan Expressway Holding and Debt Repayment Agency	0.306%	4/30/36	JPY	100,000	751
Japan Expressway Holding and Debt Repayment Agency	0.149%	7/31/36	JPY	1,100,000	8,058
Japan Expressway Holding and Debt Repayment Agency	0.397%	10/31/36	JPY	100,000	758
Japan Expressway Holding and Debt Repayment Agency	0.591%	1/29/38	JPY	1,100,000	8,481
Japan Expressway Holding and Debt Repayment Agency	0.538%	5/31/38	JPY	100,000	763
Japan Expressway Holding and Debt Repayment Agency	0.543%	6/30/38	JPY	100,000	763
Japan Expressway Holding and Debt Repayment Agency	0.500%	9/17/38	JPY	100,000	748
Japan Expressway Holding and Debt Repayment Agency	0.625%	9/30/38	JPY	900,000	6,942
Japan Expressway Holding and Debt Repayment Agency	0.500%	3/18/39	JPY	100,000	744
113

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan Expressway Holding and Debt Repayment Agency	2.300%	2/29/40	JPY	100,000	979
Japan Expressway Holding and Debt Repayment Agency	2.960%	3/19/46	JPY	190,000	2,075
Japan Expressway Holding and Debt Repayment Agency	2.870%	12/20/46	JPY	60,000	649
Japan Expressway Holding and Debt Repayment Agency	2.700%	3/20/48	JPY	1,120,000	11,888
Japan Expressway Holding and Debt Repayment Agency	0.686%	7/31/48	JPY	100,000	723
Japan Expressway Holding and Debt Repayment Agency	0.542%	5/31/49	JPY	400,000	2,771
Japan Expressway Holding and Debt Repayment Agency	0.306%	3/31/50	JPY	100,000	644
Japan Expressway Holding and Debt Repayment Agency	1.861%	3/19/55	JPY	1,310,000	12,083
Japan Finance Corp.	0.001%	7/31/24	JPY	1,120,000	8,627
Japan Finance Organization for Municipalities	0.815%	2/17/23	JPY	823,100	6,383
Japan Finance Organization for Municipalities	0.576%	4/28/23	JPY	430,000	3,318
Japan Finance Organization for Municipalities	0.882%	6/16/23	JPY	548,700	4,270
Japan Finance Organization for Municipalities	0.311%	7/28/23	JPY	1,010,000	7,813
Japan Finance Organization for Municipalities	0.922%	7/28/23	JPY	160,000	1,247
Japan Finance Organization for Municipalities	0.835%	8/14/23	JPY	29,600	231
Japan Finance Organization for Municipalities	0.801%	9/15/23	JPY	27,400	213
Japan Finance Organization for Municipalities	0.669%	11/17/23	JPY	866,400	6,745
Japan Finance Organization for Municipalities	0.660%	2/16/24	JPY	548,700	4,278
Japan Finance Organization for Municipalities	0.669%	4/12/24	JPY	850,500	6,638
Japan Finance Organization for Municipalities	0.660%	5/21/24	JPY	1,678,000	13,104
Japan Finance Organization for Municipalities	0.391%	4/25/25	JPY	123,400	962
Japan Finance Organization for Municipalities	0.484%	6/13/25	JPY	110,700	851
Japan Finance Organization for Municipalities	0.320%	1/19/26	JPY	548,700	4,190
Japan Finance Organization for Municipalities	0.145%	2/16/26	JPY	49,300	374
Japan Finance Organization for Municipalities	0.020%	3/13/26	JPY	82,000	619
Japan Finance Organization for Municipalities	0.140%	4/16/27	JPY	137,100	1,060
Japan Finance Organization for Municipalities	0.110%	5/21/27	JPY	823,100	6,356
Japan Finance Organization for Municipalities	0.160%	7/16/27	JPY	580,900	4,495
Japan Finance Organization for Municipalities	0.170%	10/15/27	JPY	548,700	4,254
Japan Finance Organization for Municipalities	0.160%	11/15/27	JPY	1,097,500	8,503
114

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan Finance Organization for Municipalities	0.185%	1/21/28	JPY	1,097,500	8,495
Japan Finance Organization for Municipalities	0.195%	2/15/28	JPY	24,100	187
Japan Finance Organization for Municipalities	2.290%	4/27/29	JPY	40,000	352
Japan Finance Organization for Municipalities	2.220%	1/28/30	JPY	1,230,000	10,918
Japan Finance Organization for Municipalities	0.224%	3/28/31	JPY	970,000	7,420
Japan Highway Public Corp.	1.540%	12/20/22	JPY	270,000	2,100
Japan Housing Finance Agency	0.040%	6/20/25	JPY	20,000	154
Japan Housing Finance Agency	0.075%	10/20/26	JPY	2,280,000	17,555
Major Joint Local Government Bond	0.910%	7/25/23	JPY	274,300	2,137
Major Joint Local Government Bond	0.820%	8/25/23	JPY	49,300	384
Major Joint Local Government Bond	0.680%	10/25/23	JPY	109,700	854
Major Joint Local Government Bond	0.660%	11/24/23	JPY	790,200	6,149
Major Joint Local Government Bond	0.710%	12/25/23	JPY	2,030,400	15,824
Major Joint Local Government Bond	0.760%	1/25/24	JPY	823,100	6,424
Major Joint Local Government Bond	0.689%	4/25/24	JPY	137,100	1,071
Major Joint Local Government Bond	0.674%	5/24/24	JPY	219,500	1,714
Major Joint Local Government Bond	0.659%	6/25/24	JPY	439,000	3,430
Major Joint Local Government Bond	0.611%	7/25/24	JPY	725,000	5,661
Major Joint Local Government Bond	0.566%	8/23/24	JPY	274,300	2,141
Major Joint Local Government Bond	0.554%	9/25/24	JPY	823,100	6,423
Major Joint Local Government Bond	0.456%	12/25/24	JPY	1,316,900	10,251
Major Joint Local Government Bond	0.448%	2/25/25	JPY	1,262,100	9,842
Major Joint Local Government Bond	0.470%	3/25/25	JPY	960,200	7,495
Major Joint Local Government Bond	0.406%	4/25/25	JPY	2,002,900	15,609
Major Joint Local Government Bond	0.553%	5/23/25	JPY	2,798,500	21,909
Major Joint Local Government Bond	0.548%	6/25/25	JPY	1,426,700	10,995
Major Joint Local Government Bond	0.553%	7/25/25	JPY	682,400	5,258
Major Joint Local Government Bond	0.500%	8/25/25	JPY	878,000	6,754
Major Joint Local Government Bond	0.510%	9/25/25	JPY	1,191,100	9,165
Major Joint Local Government Bond	0.496%	11/25/25	JPY	548,700	4,218
Major Joint Local Government Bond	0.469%	12/25/25	JPY	2,798,500	21,491
Major Joint Local Government Bond	0.060%	8/25/26	JPY	24,100	186
Major Joint Local Government Bond	0.060%	10/23/26	JPY	16,000	123
Major Joint Local Government Bond	0.145%	12/25/26	JPY	1,810,800	14,012
Major Joint Local Government Bond	0.180%	1/25/27	JPY	1,695,600	12,808
Major Joint Local Government Bond	0.245%	2/25/27	JPY	932,800	7,251
Major Joint Local Government Bond	0.210%	3/25/27	JPY	1,068,900	8,294
Major Joint Local Government Bond	0.215%	10/25/27	JPY	434,900	3,369
Major Joint Local Government Bond	0.240%	2/25/28	JPY	262,800	2,039
Major Joint Local Government Bond	0.180%	4/25/28	JPY	3,127,800	24,169
Major Joint Local Government Bond	0.200%	5/25/28	JPY	488,300	3,777
Major Joint Local Government Bond	0.205%	6/23/28	JPY	574,000	4,440
Major Joint Local Government Bond	0.175%	7/25/28	JPY	24,400	188
Major Joint Local Government Bond	0.245%	8/25/28	JPY	186,500	1,445
Major Joint Local Government Bond	0.250%	9/25/28	JPY	747,600	5,794
Major Joint Local Government Bond	0.160%	1/25/29	JPY	883,500	6,799
Major Joint Local Government Bond	0.140%	2/22/29	JPY	878,100	6,746
Major Joint Local Government Bond	0.100%	4/25/29	JPY	2,012,100	15,403
Major Joint Local Government Bond	0.050%	9/25/29	JPY	27,400	209
Major Joint Local Government Bond	0.070%	11/22/29	JPY	2,004,800	15,265
Major Joint Local Government Bond	0.095%	2/25/30	JPY	16,400	125
115

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Major Joint Local Government Bond	0.150%	6/25/30	JPY	548,700	4,190
	Major Joint Local Government Bond	0.125%	8/23/30	JPY	241,500	1,839
	Major Joint Local Government Bond	0.150%	9/25/30	JPY	80,400	613
	Major Joint Local Government Bond	0.125%	10/25/30	JPY	1,873,400	14,260
	Major Joint Local Government Bond	0.120%	11/25/30	JPY	35,600	271
	Major Joint Local Government Bond	0.145%	2/25/31	JPY	1,465,800	11,161
	Major Joint Local Government Bond	0.199%	4/25/31	JPY	96,500	738
	Major Joint Local Government Bond	0.145%	6/25/31	JPY	402,400	3,061
	Osaka Prefecture	1.453%	9/26/34	JPY	150,000	1,295
	Osaka Prefecture	0.366%	9/28/35	JPY	900,000	6,832
	Osaka Prefecture	1.203%	9/28/35	JPY	650,000	5,468
	Tokyo Metropolitan Government	0.700%	9/20/23	JPY	246,900	1,920
	Tokyo Metropolitan Government	0.720%	12/20/23	JPY	16,400	128
	Tokyo Metropolitan Government	0.730%	12/20/23	JPY	1,097,400	8,554
	Tokyo Metropolitan Government	0.635%	3/19/24	JPY	384,000	2,993
	Tokyo Metropolitan Government	0.690%	3/19/24	JPY	104,200	813
	Tokyo Metropolitan Government	0.505%	9/20/24	JPY	384,100	2,994
	Tokyo Metropolitan Government	0.426%	12/20/24	JPY	76,700	588
	Tokyo Metropolitan Government	0.386%	3/19/25	JPY	548,700	4,210
	Tokyo Metropolitan Government	0.435%	3/19/25	JPY	1,360,100	10,420
	Tokyo Metropolitan Government	0.499%	6/20/25	JPY	411,500	3,161
	Tokyo Metropolitan Government	0.533%	6/20/25	JPY	274,300	2,110
	Tokyo Metropolitan Government	0.456%	9/19/25	JPY	274,300	2,107
	Tokyo Metropolitan Government	0.475%	9/19/25	JPY	603,500	4,630
	Tokyo Metropolitan Government	0.444%	12/19/25	JPY	367,600	2,821
	Tokyo Metropolitan Government	0.075%	9/18/26	JPY	97,300	751
	Tokyo Metropolitan Government	0.210%	3/19/27	JPY	1,097,500	8,518
	Tokyo Metropolitan Government	0.040%	6/20/29	JPY	878,000	6,686
	Tokyo Metropolitan Government	0.095%	9/20/30	JPY	1,305,600	9,923
	Tokyo Metropolitan Government	0.150%	12/20/30	JPY	869,200	6,630
	Tokyo Metropolitan Government	0.080%	3/20/31	JPY	48,200	365
	Tokyo Metropolitan Government	1.980%	6/20/31	JPY	200,000	1,776
	Tokyo Metropolitan Government	1.293%	6/20/35	JPY	50,000	426
						14,815,637
Jersey (0.0%)
	Bailiwick of Jersey	3.750%	6/9/54	GBP	828	1,218
Kazakhstan (0.0%)
[3]	Republic of Kazakhstan	1.550%	11/9/23	EUR	1,728	1,802
	Republic of Kazakhstan	1.550%	11/9/23	EUR	1,096	1,143
	Republic of Kazakhstan	0.600%	9/30/26	EUR	912	854
[3]	Republic of Kazakhstan	0.600%	9/30/26	EUR	3,456	3,238
	Republic of Kazakhstan	2.375%	11/9/28	EUR	5,487	5,318
[3]	Republic of Kazakhstan	1.500%	9/30/34	EUR	2,634	2,135
						14,490
Latvia (0.0%)
	Republic of Latvia	2.875%	4/30/24	EUR	548	599
Lithuania (0.0%)
	Republic of Lithuania	2.125%	10/29/26	EUR	7,572	8,214
Luxembourg (0.0%)
	Grand Duchy of Luxembourg	2.250%	3/19/28	EUR	1,645	1,821
Malaysia (0.8%)
	Federation of Malaysia	3.757%	4/20/23	MYR	54,874	12,762
	Federation of Malaysia	3.800%	8/17/23	MYR	90,542	21,114
116

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Federation of Malaysia	3.478%	6/14/24	MYR	142,674	32,773
Federation of Malaysia	4.181%	7/15/24	MYR	77,921	18,158
Federation of Malaysia	4.059%	9/30/24	MYR	29,632	6,885
Federation of Malaysia	3.882%	3/14/25	MYR	80,731	18,699
Federation of Malaysia	3.955%	9/15/25	MYR	256,265	59,141
Federation of Malaysia	4.392%	4/15/26	MYR	38,412	8,974
Federation of Malaysia	3.906%	7/15/26	MYR	127,574	29,273
Federation of Malaysia	3.900%	11/30/26	MYR	72,160	16,548
Federation of Malaysia	3.892%	3/15/27	MYR	402	92
Federation of Malaysia	3.899%	11/16/27	MYR	53,228	12,048
Federation of Malaysia	3.733%	6/15/28	MYR	140,699	31,316
Federation of Malaysia	3.885%	8/15/29	MYR	83,291	18,358
Federation of Malaysia	4.498%	4/15/30	MYR	77,099	17,640
Federation of Malaysia	2.632%	4/15/31	MYR	34,446	6,798
Federation of Malaysia	4.232%	6/30/31	MYR	11,358	2,532
Federation of Malaysia	4.127%	4/15/32	MYR	13,718	3,027
Federation of Malaysia	4.193%	10/7/32	MYR	20,000	4,487
Federation of Malaysia	3.844%	4/15/33	MYR	111,330	23,589
Federation of Malaysia	4.642%	11/7/33	MYR	62,392	14,128
Federation of Malaysia	3.828%	7/5/34	MYR	116,439	24,301
Federation of Malaysia	4.254%	5/31/35	MYR	58,716	12,634
Federation of Malaysia	4.762%	4/7/37	MYR	25,571	5,810
Federation of Malaysia	4.893%	6/8/38	MYR	108,378	24,506
Federation of Malaysia	3.757%	5/22/40	MYR	76,824	15,091
Federation of Malaysia	4.696%	10/15/42	MYR	20,000	4,468
Federation of Malaysia	4.935%	9/30/43	MYR	9,781	2,226
Federation of Malaysia	4.736%	3/15/46	MYR	19,205	4,227
Federation of Malaysia	4.921%	7/6/48	MYR	62,557	14,275
Federation of Malaysia	4.065%	6/15/50	MYR	26,625	5,179
Malaysia Government Investment Issue	4.444%	5/22/24	MYR	13,634	3,190
Malaysia Government Investment Issue	3.655%	10/15/24	MYR	6,438	1,483
Malaysia Government Investment Issue	3.726%	3/31/26	MYR	121,414	27,726
Malaysia Government Investment Issue	3.422%	9/30/27	MYR	64,386	14,327
Malaysia Government Investment Issue	4.369%	10/31/28	MYR	155,000	35,697
Malaysia Government Investment Issue	4.130%	7/9/29	MYR	67,087	15,046
Malaysia Government Investment Issue	3.465%	10/15/30	MYR	102,829	21,947
Malaysia Government Investment Issue	4.724%	6/15/33	MYR	40,241	9,238
Malaysia Government Investment Issue	4.582%	8/30/33	MYR	15,000	3,423
Malaysia Government Investment Issue	4.119%	11/30/34	MYR	86,564	18,496
Malaysia Government Investment Issue	3.447%	7/15/36	MYR	120,680	23,713
Malaysia Government Investment Issue	4.467%	9/15/39	MYR	51,414	10,977
Malaysia Government Investment Issue	4.417%	9/30/41	MYR	80,471	17,040
Malaysia Government Investment Issue	4.638%	11/15/49	MYR	103,324	22,161
					695,523
Mexico (0.6%)
Mexican Bonos	8.000%	12/7/23	MXN	865,750	41,828
Mexican Bonos	8.000%	9/5/24	MXN	1,078,700	51,691
Mexican Bonos	10.000%	12/5/24	MXN	853,900	42,722
Mexican Bonos	5.750%	3/5/26	MXN	1,787,250	78,215
Mexican Bonos	5.500%	3/4/27	MXN	250,000	10,538
Mexican Bonos	7.500%	6/3/27	MXN	1,080,900	49,656
Mexican Bonos	8.500%	5/31/29	MXN	965,800	45,913
Mexican Bonos	7.750%	5/29/31	MXN	1,287,600	57,854
Mexican Bonos	7.750%	11/23/34	MXN	396,600	17,360
Mexican Bonos	10.000%	11/20/36	MXN	272,500	14,239
117

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Mexican Bonos	8.500%	11/18/38	MXN	757,600	35,034
	Mexican Bonos	7.750%	11/13/42	MXN	926,500	39,289
	Mexican Bonos	8.000%	11/7/47	MXN	718,400	30,955
	United Mexican States	1.375%	1/15/25	EUR	5,909	6,118
	United Mexican States	1.625%	4/8/26	EUR	2,252	2,297
	United Mexican States	1.350%	9/18/27	EUR	3,330	3,252
	United Mexican States	1.750%	4/17/28	EUR	9,053	8,728
	United Mexican States	3.625%	4/9/29	EUR	5,048	5,374
	United Mexican States	1.125%	1/17/30	EUR	4,186	3,666
	United Mexican States	2.375%	2/11/30	EUR	5,000	4,779
	United Mexican States	3.375%	2/23/31	EUR	6,877	7,017
	United Mexican States	1.450%	10/25/33	EUR	4,235	3,393
	United Mexican States	2.250%	8/12/36	EUR	4,024	3,326
	United Mexican States	2.875%	4/8/39	EUR	5,424	4,625
	United Mexican States	3.000%	3/6/45	EUR	3,072	2,590
	United Mexican States	2.125%	10/25/51	EUR	6,882	4,587
	United Mexican States	5.625%	3/19/14	GBP	3,295	3,915
	United Mexican States	4.000%	3/15/15	EUR	1,865	1,588
						580,549
Netherlands (1.8%)
	BNG Bank NV	3.875%	5/26/23	EUR	15,365	16,840
	BNG Bank NV	5.250%	5/20/24	AUD	4,390	3,233
	BNG Bank NV	0.250%	6/7/24	EUR	3,292	3,431
	BNG Bank NV	0.050%	7/13/24	EUR	13,718	14,192
	BNG Bank NV	1.125%	9/4/24	EUR	767	814
	BNG Bank NV	0.200%	11/9/24	EUR	10,975	11,344
	BNG Bank NV	0.250%	5/7/25	EUR	15,666	16,133
	BNG Bank NV	3.250%	7/15/25	AUD	5,569	3,915
	BNG Bank NV	1.625%	8/26/25	GBP	400	494
	BNG Bank NV	1.000%	1/12/26	EUR	8,231	8,638
	BNG Bank NV	0.125%	4/11/26	EUR	4,005	4,051
	BNG Bank NV	3.250%	8/24/26	AUD	402	279
	BNG Bank NV	0.625%	6/19/27	EUR	8,121	8,283
	BNG Bank NV	3.500%	7/19/27	AUD	4,280	2,985
	BNG Bank NV	0.750%	1/11/28	EUR	12,676	12,907
	BNG Bank NV	3.300%	7/17/28	AUD	10,865	7,441
	BNG Bank NV	5.200%	12/7/28	GBP	1,700	2,526
	BNG Bank NV	0.100%	1/15/30	EUR	8,231	7,765
	BNG Bank NV	1.375%	10/21/30	EUR	3,292	3,408
	BNG Bank NV	0.250%	1/12/32	EUR	6,300	5,804
	BNG Bank NV	0.125%	4/19/33	EUR	8,048	7,119
	BNG Bank NV	0.125%	7/9/35	EUR	21,208	17,938
	BNG Bank NV	0.875%	10/17/35	EUR	2,743	2,552
	BNG Bank NV	0.250%	11/22/36	EUR	10,000	8,360
	BNG Bank NV	1.500%	3/29/38	EUR	1,645	1,638
	BNG Bank NV	1.500%	7/15/39	EUR	2,194	2,175
	BNG Bank NV	0.805%	6/28/49	EUR	4,000	3,395
[3]	Kingdom of Netherlands	1.750%	7/15/23	EUR	81,022	87,414
[3]	Kingdom of Netherlands	0.000%	1/15/24	EUR	65,673	69,018
[3]	Kingdom of Netherlands	2.000%	7/15/24	EUR	111,420	121,663
[3]	Kingdom of Netherlands	0.250%	7/15/25	EUR	58,848	61,383
[3]	Kingdom of Netherlands	0.500%	7/15/26	EUR	33,993	35,481
[3]	Kingdom of Netherlands	0.000%	1/15/27	EUR	108,819	110,515
[3]	Kingdom of Netherlands	0.750%	7/15/27	EUR	17,625	18,472
[3]	Kingdom of Netherlands	0.750%	7/15/28	EUR	55,193	57,478
118

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Kingdom of Netherlands	0.250%	7/15/29	EUR	86,975	86,653
[3]	Kingdom of Netherlands	0.000%	7/15/30	EUR	117,980	113,611
[3]	Kingdom of Netherlands	0.000%	7/15/31	EUR	61,857	58,820
[3]	Kingdom of Netherlands	0.500%	7/15/32	EUR	95,000	92,819
[3]	Kingdom of Netherlands	2.500%	1/15/33	EUR	22,223	26,300
[3]	Kingdom of Netherlands	4.000%	1/15/37	EUR	41,929	59,634
[3]	Kingdom of Netherlands	0.000%	1/15/38	EUR	64,386	54,650
[3]	Kingdom of Netherlands	0.500%	1/15/40	EUR	52,542	47,928
[3]	Kingdom of Netherlands	3.750%	1/15/42	EUR	59,741	88,907
[3]	Kingdom of Netherlands	2.750%	1/15/47	EUR	50,190	69,619
[3,11]	Kingdom of Netherlands	0.000%	1/15/52	EUR	52,815	38,095
	Nederlandse Waterschapsbank NV	0.125%	1/17/24	EUR	13,718	14,337
	Nederlandse Waterschapsbank NV	5.250%	4/18/24	AUD	4,650	3,419
	Nederlandse Waterschapsbank NV	5.200%	3/31/25	CAD	940	772
	Nederlandse Waterschapsbank NV	3.400%	7/22/25	AUD	1,910	1,349
	Nederlandse Waterschapsbank NV	0.250%	12/15/25	GBP	8,998	10,555
	Nederlandse Waterschapsbank NV	3.150%	9/2/26	AUD	4,910	3,392
	Nederlandse Waterschapsbank NV	0.000%	11/16/26	EUR	13,682	13,615
	Nederlandse Waterschapsbank NV	3.250%	3/9/27	EUR	5,487	6,253
	Nederlandse Waterschapsbank NV	1.000%	3/1/28	EUR	3,292	3,386
	Nederlandse Waterschapsbank NV	3.450%	7/17/28	AUD	2,190	1,512
	Nederlandse Waterschapsbank NV	3.300%	5/2/29	AUD	2,470	1,682
	Nederlandse Waterschapsbank NV	0.500%	4/29/30	EUR	2,900	2,809
	Nederlandse Waterschapsbank NV	0.000%	9/8/31	EUR	12,500	11,294
	Nederlandse Waterschapsbank NV	3.000%	9/11/31	EUR	3,200	3,759
	Nederlandse Waterschapsbank NV	5.375%	6/7/32	GBP	5,487	8,716
	Nederlandse Waterschapsbank NV	1.250%	5/27/36	EUR	9,987	9,650
	Nederlandse Waterschapsbank NV	0.000%	2/16/37	EUR	8,000	6,376
	Nederlandse Waterschapsbank NV	1.500%	6/15/39	EUR	2,743	2,712
	Nederlandse Waterschapsbank NV	0.750%	10/4/41	EUR	23,212	19,885
						1,601,593
New Zealand (0.4%)
	Auckland Council	0.625%	11/13/24	EUR	5,487	5,722
	Auckland Council	3.500%	3/9/26	AUD	400	277
	Auckland Council	0.125%	9/26/29	EUR	1,701	1,595
	Housing New Zealand Ltd.	3.360%	6/12/25	NZD	5,840	3,679
	Housing New Zealand Ltd.	2.247%	10/5/26	NZD	14,560	8,636
	Housing New Zealand Ltd.	2.183%	4/24/30	NZD	4,020	2,206
	Housing New Zealand Ltd.	1.534%	9/10/35	NZD	4,020	1,794
	New Zealand	5.500%	4/15/23	NZD	24,693	16,328
	New Zealand	0.500%	5/15/24	NZD	46,460	28,330
	New Zealand	2.750%	4/15/25	NZD	61,101	38,632
	New Zealand	0.500%	5/15/26	NZD	22,630	12,940
	New Zealand	4.500%	4/15/27	NZD	61,910	41,629
	New Zealand	0.250%	5/15/28	NZD	41,921	22,156
	New Zealand	3.000%	4/20/29	NZD	46,515	28,884
	New Zealand	1.500%	5/15/31	NZD	47,374	25,589
	New Zealand	2.000%	5/15/32	NZD	16,096	8,954
	New Zealand	3.500%	4/14/33	NZD	28,388	18,032
	New Zealand	2.750%	4/15/37	NZD	42,626	24,401
	New Zealand	1.750%	5/15/41	NZD	21,292	9,954
	New Zealand	2.750%	5/15/51	NZD	11,187	5,835
	New Zealand Local Government Funding Agency Bond	5.500%	4/15/23	NZD	2,743	1,807
119

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	New Zealand Local Government Funding Agency Bond	2.250%	4/15/24	NZD	6,145	3,846
	New Zealand Local Government Funding Agency Bond	2.750%	4/15/25	NZD	4,939	3,069
	New Zealand Local Government Funding Agency Bond	1.500%	4/15/26	NZD	5,487	3,193
	New Zealand Local Government Funding Agency Bond	4.500%	4/15/27	NZD	1,096	714
	New Zealand Local Government Funding Agency Bond	1.500%	4/20/29	NZD	15,975	8,547
	New Zealand Local Government Funding Agency Bond	3.500%	4/14/33	NZD	7,941	4,691
						331,440
Norway (0.2%)
[3]	Kingdom of Norway	2.000%	5/24/23	NOK	215,610	23,038
[3]	Kingdom of Norway	3.000%	3/14/24	NOK	311,468	33,616
[3]	Kingdom of Norway	1.750%	3/13/25	NOK	96,030	10,017
[3]	Kingdom of Norway	1.500%	2/19/26	NOK	71,337	7,298
[3]	Kingdom of Norway	1.750%	2/17/27	NOK	83,957	8,583
[3]	Kingdom of Norway	2.000%	4/26/28	NOK	109,749	11,243
[3]	Kingdom of Norway	1.750%	9/6/29	NOK	195,850	19,498
[3]	Kingdom of Norway	1.375%	8/19/30	NOK	327,745	31,332
[3]	Kingdom of Norway	1.250%	9/17/31	NOK	238,613	22,210
	Kommunalbanken A/S	2.700%	9/5/23	AUD	518	366
	Kommunalbanken A/S	1.500%	12/15/23	GBP	8,231	10,265
	Kommunalbanken A/S	5.250%	7/15/24	AUD	3,438	2,536
	Kommunalbanken A/S	4.250%	7/16/25	AUD	680	492
	Kommunalbanken A/S	0.625%	4/20/26	EUR	4,390	4,495
	Kommunalbanken A/S	3.000%	12/9/26	AUD	4,938	3,384
	Kommunalbanken A/S	0.875%	5/24/27	EUR	15,748	16,091
	Kommunalbanken A/S	3.400%	7/24/28	AUD	4,388	3,020
	Kommunalbanken A/S	0.050%	10/24/29	EUR	5,158	4,825
						212,309
Peru (0.1%)
	Republic of Peru	5.200%	9/12/23	PEN	4,325	1,120
	Republic of Peru	5.700%	8/12/24	PEN	25,355	6,521
	Republic of Peru	2.750%	1/30/26	EUR	7,682	8,184
	Republic of Peru	8.200%	8/12/26	PEN	63,040	17,104
	Republic of Peru	6.350%	8/12/28	PEN	66,780	16,279
	Republic of Peru	5.940%	2/12/29	PEN	61,875	14,587
	Republic of Peru	3.750%	3/1/30	EUR	1,096	1,219
	Republic of Peru	6.950%	8/12/31	PEN	52,125	12,676
	Republic of Peru	6.150%	8/12/32	PEN	55,121	12,412
	Republic of Peru	1.250%	3/11/33	EUR	5,099	4,299
	Republic of Peru	5.400%	8/12/34	PEN	49,943	10,360
	Republic of Peru	1.950%	11/17/36	EUR	4,639	3,861
	Republic of Peru	6.900%	8/12/37	PEN	52,230	11,976
	Republic of Peru	5.350%	8/12/40	PEN	33,749	6,434
	Republic of Peru	6.850%	2/12/42	PEN	17,630	3,905
	Republic of Peru	6.714%	2/12/55	PEN	10,725	2,269
						133,206
Philippines (0.0%)
	Republic of Philippines	0.250%	4/28/25	EUR	2,883	2,888
	Republic of Philippines	0.875%	5/17/27	EUR	4,313	4,250
	Republic of Philippines	0.700%	2/3/29	EUR	2,799	2,614
120

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Philippines	1.200%	4/28/33	EUR	3,913	3,482
						13,234
Poland (0.4%)
	Bank Gospodarstwa Krajowego	1.375%	6/1/25	EUR	2,845	2,978
	Bank Gospodarstwa Krajowego	1.750%	5/6/26	EUR	2,194	2,310
	Bank Gospodarstwa Krajowego	1.625%	4/30/28	EUR	2,815	2,876
	Bank Gospodarstwa Krajowego	2.000%	6/1/30	EUR	494	503
	Republic of Poland	2.500%	1/25/23	PLN	66,719	14,670
	Republic of Poland	4.000%	10/25/23	PLN	139,039	30,316
	Republic of Poland	3.000%	1/15/24	EUR	321	349
	Republic of Poland	2.500%	4/25/24	PLN	60,329	12,581
	Republic of Poland	3.375%	7/9/24	EUR	3,292	3,623
	Republic of Poland	2.250%	10/25/24	PLN	27,437	5,555
	Republic of Poland	5.250%	1/20/25	EUR	4,061	4,705
	Republic of Poland	0.000%	2/10/25	EUR	8,231	8,327
	Republic of Poland	0.750%	4/25/25	PLN	159,266	30,203
	Republic of Poland	3.250%	7/25/25	PLN	71,885	14,511
	Republic of Poland	1.500%	9/9/25	EUR	2,743	2,870
	Republic of Poland	1.500%	1/19/26	EUR	26,231	27,517
	Republic of Poland	2.500%	7/25/26	PLN	88,621	16,813
	Republic of Poland	1.125%	8/7/26	EUR	1,921	1,978
	Republic of Poland	0.250%	10/25/26	PLN	145,347	24,585
	Republic of Poland	0.875%	5/10/27	EUR	17,998	18,091
	Republic of Poland	3.750%	5/25/27	PLN	100,000	19,567
	Republic of Poland	2.500%	7/25/27	PLN	85,055	15,648
	Republic of Poland	1.375%	10/22/27	EUR	2,222	2,295
	Republic of Poland	2.750%	4/25/28	PLN	144,479	26,362
	Republic of Poland	1.000%	10/25/28	EUR	1,591	1,591
	Republic of Poland	5.750%	4/25/29	PLN	14,185	3,074
	Republic of Poland	2.750%	10/25/29	PLN	70,233	12,394
	Republic of Poland	1.250%	10/25/30	PLN	126,211	19,228
	Republic of Poland	1.750%	4/25/32	PLN	132,000	19,684
	Republic of Poland	2.375%	1/18/36	EUR	7,305	7,412
	Republic of Poland	2.000%	10/25/46	EUR	241	234
	Republic of Poland	4.000%	4/25/47	PLN	35,093	5,480
						358,330
Portugal (0.6%)
[3]	Portugal Obrigacoes do Tesouro OT	4.950%	10/25/23	EUR	17,555	19,828
[3]	Portugal Obrigacoes do Tesouro OT	5.650%	2/15/24	EUR	43,899	50,606
[3]	Portugal Obrigacoes do Tesouro OT	2.875%	7/21/26	EUR	37,254	42,157
[3]	Portugal Obrigacoes do Tesouro OT	4.125%	4/14/27	EUR	18,113	21,777
[3]	Portugal Obrigacoes do Tesouro OT	0.700%	10/15/27	EUR	48,137	49,062
[3]	Portugal Obrigacoes do Tesouro OT	1.950%	6/15/29	EUR	62,628	67,626
[3]	Portugal Obrigacoes do Tesouro OT	3.875%	2/15/30	EUR	21,950	26,951
[3]	Portugal Obrigacoes do Tesouro OT	0.475%	10/18/30	EUR	41,155	38,940
[3]	Portugal Obrigacoes do Tesouro OT	0.300%	10/17/31	EUR	32,193	29,170
	Portugal Obrigacoes do Tesouro OT	1.650%	7/16/32	EUR	25,000	25,488
[3]	Portugal Obrigacoes do Tesouro OT	2.250%	4/18/34	EUR	38,412	41,259
[3]	Portugal Obrigacoes do Tesouro OT	0.900%	10/12/35	EUR	34,672	31,061
[3]	Portugal Obrigacoes do Tesouro OT	4.100%	4/15/37	EUR	9,163	11,951
[3]	Portugal Obrigacoes do Tesouro OT	1.150%	4/11/42	EUR	15,000	12,748
[3]	Portugal Obrigacoes do Tesouro OT	4.100%	2/15/45	EUR	24,144	33,010
						501,634
121

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Romania (0.2%)
	Romania	3.625%	4/24/24	EUR	2,853	3,102
	Romania	2.750%	10/29/25	EUR	9,265	9,887
	Romania	3.500%	11/25/25	RON	54,750	10,549
[3]	Romania	2.750%	2/26/26	EUR	2,041	2,139
	Romania	3.250%	6/24/26	RON	49,260	9,198
[3]	Romania	2.000%	12/8/26	EUR	2,002	2,022
	Romania	2.375%	4/19/27	EUR	12,346	12,303
	Romania	2.500%	10/25/27	RON	150,000	25,651
[3]	Romania	2.125%	3/7/28	EUR	2,900	2,759
	Romania	2.875%	5/26/28	EUR	18,396	18,213
	Romania	4.850%	7/25/29	RON	50,000	9,337
[3]	Romania	1.375%	12/2/29	EUR	1,772	1,506
	Romania	2.500%	2/8/30	EUR	3,841	3,504
[3]	Romania	3.624%	5/26/30	EUR	1,711	1,648
	Romania	3.624%	5/26/30	EUR	7,839	7,551
[3]	Romania	1.750%	7/13/30	EUR	4,676	3,891
	Romania	2.124%	7/16/31	EUR	1,673	1,392
[3]	Romania	2.124%	7/16/31	EUR	2,365	1,968
[3]	Romania	2.000%	1/28/32	EUR	2,469	1,977
[3]	Romania	2.000%	4/14/33	EUR	3,633	2,784
[3]	Romania	3.750%	2/7/34	EUR	2,300	2,054
	Romania	3.750%	2/7/34	EUR	5,500	4,913
	Romania	3.875%	10/29/35	EUR	6,390	5,690
	Romania	4.125%	3/11/39	EUR	1,645	1,457
[3]	Romania	2.625%	12/2/40	EUR	1,096	764
[3]	Romania	2.750%	4/14/41	EUR	5,113	3,598
	Romania	2.750%	4/14/41	EUR	3,408	2,387
[3]	Romania	2.875%	4/13/42	EUR	2,921	2,054
[3]	Romania	4.625%	4/3/49	EUR	4,655	4,058
	Romania	4.625%	4/3/49	EUR	5,487	4,784
[3]	Romania	3.375%	1/28/50	EUR	5,487	3,881
						167,021
Russia (0.0%)
[12,13]	Russian Federation	7.150%	11/12/25	RUB	410,994	—
[12,13]	Russian Federation	6.100%	7/18/35	RUB	720,433	—
						—
Saudi Arabia (0.0%)
[3]	Kingdom of Saudi Arabia	0.000%	3/3/24	EUR	19,170	19,800
[3]	Kingdom of Saudi Arabia	0.750%	7/9/27	EUR	5,487	5,415
[3]	Kingdom of Saudi Arabia	0.625%	3/3/30	EUR	8,282	7,675
	Kingdom of Saudi Arabia	2.000%	7/9/39	EUR	8,011	7,297
						40,187
Singapore (0.5%)
	Housing & Development Board	2.505%	6/27/24	SGD	1,000	724
	Housing & Development Board	3.100%	7/24/24	SGD	5,000	3,666
	Housing & Development Board	2.495%	3/11/26	SGD	1,000	720
	Housing & Development Board	2.035%	9/16/26	SGD	5,000	3,525
	Housing & Development Board	2.675%	1/22/29	SGD	2,750	1,977
	Housing & Development Board	2.598%	10/30/29	SGD	3,000	2,142
	Housing & Development Board	3.080%	5/31/30	SGD	8,000	5,903
	Housing & Development Board	2.545%	7/4/31	SGD	1,500	1,057
	Housing & Development Board	1.865%	7/21/33	SGD	4,000	2,593
	Republic of Singapore	2.750%	7/1/23	SGD	19,204	14,033
122

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Singapore	2.000%	2/1/24	SGD	66,730	48,209
	Republic of Singapore	3.000%	9/1/24	SGD	34,053	25,087
	Republic of Singapore	2.375%	6/1/25	SGD	27,441	19,959
	Republic of Singapore	0.500%	11/1/25	SGD	32,193	21,915
	Republic of Singapore	2.125%	6/1/26	SGD	37,020	26,574
	Republic of Singapore	1.250%	11/1/26	SGD	25,209	17,340
	Republic of Singapore	3.500%	3/1/27	SGD	42,472	32,206
	Republic of Singapore	2.625%	5/1/28	SGD	34,326	25,028
	Republic of Singapore	2.875%	7/1/29	SGD	27,577	20,395
	Republic of Singapore	2.875%	9/1/30	SGD	52,693	39,048
	Republic of Singapore	3.375%	9/1/33	SGD	32,370	25,014
	Republic of Singapore	2.250%	8/1/36	SGD	36,833	25,145
	Republic of Singapore	2.375%	7/1/39	SGD	21,730	14,881
	Republic of Singapore	2.750%	4/1/42	SGD	23,790	17,090
	Republic of Singapore	2.750%	3/1/46	SGD	29,336	21,284
	Republic of Singapore	1.875%	3/1/50	SGD	25,676	15,670
	Republic of Singapore	1.875%	10/1/51	SGD	11,353	6,893
						438,078
Slovakia (0.2%)
	Slovak Republic	0.000%	11/13/23	EUR	34,461	36,167
	Slovak Republic	0.000%	6/17/24	EUR	5,317	5,539
	Slovak Republic	0.250%	5/14/25	EUR	13,218	13,578
	Slovak Republic	0.625%	5/22/26	EUR	7,133	7,404
	Slovak Republic	1.375%	1/21/27	EUR	11,633	12,451
	Slovak Republic	1.000%	6/12/28	EUR	18,531	19,122
	Slovak Republic	0.750%	4/9/30	EUR	8,684	8,550
	Slovak Republic	1.000%	5/14/32	EUR	30,739	29,992
	Slovak Republic	1.875%	3/9/37	EUR	5,569	5,579
	Slovak Republic	2.000%	10/17/47	EUR	8,133	8,095
	Slovak Republic	2.250%	6/12/68	EUR	1,372	1,381
	Slovak Republic	2.250%	6/12/68	EUR	12,467	12,550
						160,408
Slovenia (0.1%)
	Republic of Slovenia	4.625%	9/9/24	EUR	2,194	2,540
	Republic of Slovenia	2.125%	7/28/25	EUR	2,743	3,031
	Republic of Slovenia	5.125%	3/30/26	EUR	4,390	5,386
	Republic of Slovenia	1.250%	3/22/27	EUR	7,682	8,176
	Republic of Slovenia	1.000%	3/6/28	EUR	19,205	19,926
	Republic of Slovenia	1.188%	3/14/29	EUR	5,487	5,623
	Republic of Slovenia	0.275%	1/14/30	EUR	8,231	7,738
	Republic of Slovenia	0.000%	2/12/31	EUR	23,860	21,318
	Republic of Slovenia	1.500%	3/25/35	EUR	6,581	6,409
	Republic of Slovenia	1.750%	11/3/40	EUR	5,487	5,325
	Republic of Slovenia	3.125%	8/7/45	EUR	5,487	6,749
	Republic of Slovenia	0.488%	10/20/50	EUR	8,896	5,903
						98,124
South Korea (2.8%)
	Export-Import Bank of Korea	0.625%	7/11/23	EUR	548	579
	Export-Import Bank of Korea	0.375%	3/26/24	EUR	5,487	5,729
	Export-Import Bank of Korea	4.000%	6/7/27	AUD	570	396
	Korea Development Bank	0.625%	7/17/23	EUR	7,394	7,809
	Korea Gas Corp.	0.000%	11/28/23	CHF	2,190	2,237
[3]	Korea Housing Finance Corp.	0.750%	10/30/23	EUR	2,634	2,776
[3]	Korea Housing Finance Corp.	0.010%	2/5/25	EUR	2,743	2,785
123

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Korea Housing Finance Corp.	0.010%	2/5/25	EUR	26,779	27,190
[3]	Korea Housing Finance Corp.	0.010%	7/7/25	EUR	7,957	8,005
	Korea Housing Finance Corp.	0.010%	6/29/26	EUR	7,042	6,973
	Korea Monetary Stabilization Bond	1.800%	1/2/24	KRW	20,000,000	15,685
	Korea National Housing Bond I	1.750%	4/30/24	KRW	8,800,000	6,850
	Korea Treasury Bond	1.875%	12/10/24	KRW	130,000,000	100,705
	Korea Treasury Bond	1.750%	9/10/26	KRW	40,000,000	30,029
	Korea Treasury Bond	2.375%	12/10/31	KRW	90,000,000	66,970
	Korea Treasury Bond	1.875%	9/10/41	KRW	45,000,000	29,098
	Republic of Korea	1.000%	6/10/23	KRW	38,000,000	29,852
	Republic of Korea	2.250%	9/10/23	KRW	115,000,000	91,379
	Republic of Korea	3.375%	9/10/23	KRW	40,000,000	32,259
	Republic of Korea	0.875%	12/10/23	KRW	116,000,000	89,906
	Republic of Korea	1.875%	3/10/24	KRW	75,000,000	58,780
	Republic of Korea	1.125%	6/10/24	KRW	200,000,000	153,577
	Republic of Korea	1.375%	9/10/24	KRW	50,000,000	38,416
	Republic of Korea	3.000%	9/10/24	KRW	95,000,000	75,767
	Republic of Korea	1.500%	3/10/25	KRW	60,000,000	45,817
	Republic of Korea	2.250%	6/10/25	KRW	79,000,000	61,413
	Republic of Korea	3.125%	6/10/25	KRW	5,000,000	3,980
	Republic of Korea	1.125%	9/10/25	KRW	75,000,000	56,042
	Republic of Korea	0.000%	9/16/25	EUR	6,798	6,877
	Republic of Korea	2.250%	12/10/25	KRW	30,000,000	23,201
	Republic of Korea	5.750%	3/10/26	KRW	14,000,000	12,201
	Republic of Korea	1.875%	6/10/26	KRW	72,000,000	54,543
	Republic of Korea	1.500%	12/10/26	KRW	70,000,000	51,749
	Republic of Korea	2.375%	3/10/27	KRW	70,000,000	53,696
	Republic of Korea	5.250%	3/10/27	KRW	15,500,000	13,469
	Republic of Korea	2.125%	6/10/27	KRW	75,000,000	56,696
	Republic of Korea	2.375%	12/10/27	KRW	45,000,000	34,336
	Republic of Korea	5.500%	3/10/28	KRW	20,000,000	17,869
	Republic of Korea	2.625%	6/10/28	KRW	50,260,000	38,772
	Republic of Korea	2.375%	12/10/28	KRW	50,000,000	37,870
	Republic of Korea	1.875%	6/10/29	KRW	63,000,000	45,951
	Republic of Korea	1.375%	12/10/29	KRW	75,000,000	52,871
	Republic of Korea	5.500%	12/10/29	KRW	12,137,000	11,153
	Republic of Korea	1.375%	6/10/30	KRW	110,000,000	76,279
	Republic of Korea	1.500%	12/10/30	KRW	50,000,000	34,741
	Republic of Korea	4.750%	12/10/30	KRW	28,000,000	24,857
	Republic of Korea	2.000%	6/10/31	KRW	61,403,340	44,238
	Republic of Korea	4.000%	12/10/31	KRW	41,000,000	34,780
	Republic of Korea	3.750%	12/10/33	KRW	86,500,000	72,529
	Republic of Korea	2.625%	9/10/35	KRW	49,000,000	36,613
	Republic of Korea	1.500%	9/10/36	KRW	40,000,000	25,676
	Republic of Korea	2.250%	9/10/37	KRW	15,000,000	10,584
	Republic of Korea	2.375%	9/10/38	KRW	36,600,000	26,130
	Republic of Korea	1.125%	9/10/39	KRW	21,800,000	12,631
	Republic of Korea	1.500%	9/10/40	KRW	50,000,000	30,539
	Republic of Korea	3.000%	12/10/42	KRW	59,500,000	46,137
	Republic of Korea	2.750%	12/10/44	KRW	57,990,000	43,212
	Republic of Korea	2.000%	3/10/46	KRW	63,000,000	40,638
	Republic of Korea	2.125%	3/10/47	KRW	52,955,000	34,929
	Republic of Korea	2.625%	3/10/48	KRW	98,695,000	71,341
	Republic of Korea	2.000%	3/10/49	KRW	90,360,000	56,696
	Republic of Korea	1.500%	3/10/50	KRW	153,730,000	84,167
124

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Korea	1.875%	3/10/51	KRW	166,145,380	100,921
	Republic of Korea	2.500%	3/10/52	KRW	25,000,000	17,051
	Republic of Korea	2.000%	9/10/68	KRW	35,697,000	20,611
	Republic of Korea	1.625%	9/10/70	KRW	17,012,000	8,491
						2,516,049
Spain (4.5%)
	Adif Alta Velocidad	3.500%	5/27/24	EUR	6,500	7,241
	Adif Alta Velocidad	1.875%	1/28/25	EUR	8,200	8,850
	Autonomous Community of Andalusia Spain	0.500%	4/30/31	EUR	24,145	22,205
	Autonomous Community of Madrid Spain	2.875%	7/17/23	EUR	4,911	5,344
	Autonomous Community of Madrid Spain	4.125%	5/21/24	EUR	11,798	13,308
	Autonomous Community of Madrid Spain	0.997%	9/30/24	EUR	944	999
	Autonomous Community of Madrid Spain	1.826%	4/30/25	EUR	7,682	8,284
	Autonomous Community of Madrid Spain	4.300%	9/15/26	EUR	11,674	13,845
	Autonomous Community of Madrid Spain	2.146%	4/30/27	EUR	9,328	10,159
	Autonomous Community of Madrid Spain	1.773%	4/30/28	EUR	7,476	7,981
	Autonomous Community of Madrid Spain	1.571%	4/30/29	EUR	10,975	11,502
	Autonomous Community of Madrid Spain	2.080%	3/12/30	EUR	2,743	2,950
	Autonomous Community of Madrid Spain	0.419%	4/30/30	EUR	2,164	2,049
	Autonomous Community of Madrid Spain	0.420%	4/30/31	EUR	15,048	13,840
	Basque Government	0.850%	4/30/30	EUR	9,371	9,209
	Basque Government	0.450%	4/30/32	EUR	3,012	2,727
	Fondo De Titulizacion Del Deficit Del Sistema Electrico FTA	0.850%	12/17/23	EUR	2,700	2,865
	Instituto de Credito Oficial	0.750%	10/31/23	EUR	1,645	1,745
	Instituto de Credito Oficial	0.000%	4/30/26	EUR	14,165	14,229
	Kingdom of Spain	0.350%	7/30/23	EUR	32,017	33,889
	Kingdom of Spain	0.000%	5/31/24	EUR	598,234	623,693
	Kingdom of Spain	0.000%	5/31/25	EUR	147,871	151,318
	Kingdom of Spain	0.000%	1/31/26	EUR	331,206	334,821
[3]	Kingdom of Spain	1.950%	4/30/26	EUR	56,816	61,799
	Kingdom of Spain	0.000%	1/31/27	EUR	241,801	239,554
[3]	Kingdom of Spain	0.800%	7/30/27	EUR	137,187	140,477
	Kingdom of Spain	0.000%	1/31/28	EUR	284,894	276,912
[3]	Kingdom of Spain	1.400%	4/30/28	EUR	67,002	70,547
[3]	Kingdom of Spain	1.400%	7/30/28	EUR	129,813	136,473
[3]	Kingdom of Spain	5.150%	10/31/28	EUR	114,188	147,764
[3]	Kingdom of Spain	1.450%	4/30/29	EUR	78,735	82,519
	Kingdom of Spain	0.800%	7/30/29	EUR	160,000	159,464
[3]	Kingdom of Spain	1.250%	10/31/30	EUR	206,930	209,932
[3]	Kingdom of Spain	0.500%	10/31/31	EUR	73,028	67,709
[3]	Kingdom of Spain	0.700%	4/30/32	EUR	259,471	242,663
[3]	Kingdom of Spain	2.350%	7/30/33	EUR	38,920	42,294
[3]	Kingdom of Spain	1.850%	7/30/35	EUR	7,235	7,343
[3]	Kingdom of Spain	4.200%	1/31/37	EUR	64,262	85,010
[3]	Kingdom of Spain	0.850%	7/30/37	EUR	125,039	107,034
[3]	Kingdom of Spain	1.200%	10/31/40	EUR	112,197	97,761
[3]	Kingdom of Spain	4.700%	7/30/41	EUR	100,091	144,765
[3]	Kingdom of Spain	1.000%	7/30/42	EUR	8,775	7,254
[3]	Kingdom of Spain	5.150%	10/31/44	EUR	39,109	61,298
[3]	Kingdom of Spain	2.900%	10/31/46	EUR	57,192	65,614
[3]	Kingdom of Spain	2.700%	10/31/48	EUR	11,085	12,203
[3]	Kingdom of Spain	1.000%	10/31/50	EUR	35,476	26,198
[3]	Kingdom of Spain	1.900%	10/31/52	EUR	128,984	115,230
125

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Kingdom of Spain	3.450%	7/30/66	EUR	40,058	48,325
[3]	Kingdom of Spain	1.450%	10/31/71	EUR	63,939	42,509
						4,001,704
Supranational (3.9%)
	African Development Bank	0.250%	1/24/24	EUR	4,444	4,646
	African Development Bank	4.750%	3/6/24	AUD	3,621	2,636
	African Development Bank	0.250%	11/21/24	EUR	12,401	12,818
	African Development Bank	0.875%	12/16/24	GBP	4,024	4,902
	African Development Bank	4.000%	1/10/25	AUD	7,863	5,657
	African Development Bank	4.500%	6/2/26	AUD	3,418	2,503
	African Development Bank	0.500%	6/22/26	GBP	17,464	20,551
	African Development Bank	0.125%	10/7/26	EUR	2,194	2,193
	African Development Bank	0.500%	3/22/27	EUR	24,300	24,607
	African Development Bank	3.300%	7/27/27	AUD	548	378
	African Development Bank	3.350%	8/8/28	AUD	402	275
	African Development Bank	0.500%	3/21/29	EUR	11,624	11,411
	Asian Development Bank	0.200%	5/25/23	EUR	7,765	8,194
	Asian Development Bank	4.500%	9/5/23	AUD	850	615
	Asian Development Bank	2.450%	1/17/24	AUD	985	690
	Asian Development Bank	3.500%	5/30/24	NZD	10,975	7,023
	Asian Development Bank	1.625%	1/28/25	CAD	7,650	5,751
	Asian Development Bank	3.750%	3/12/25	AUD	6,160	4,408
	Asian Development Bank	1.125%	6/10/25	GBP	3,451	4,215
	Asian Development Bank	0.750%	2/10/26	CAD	7,082	5,064
	Asian Development Bank	1.342%	6/18/26	NOK	20,000	2,008
	Asian Development Bank	0.625%	9/15/26	GBP	4,061	4,790
	Asian Development Bank	3.000%	10/14/26	AUD	995	683
	Asian Development Bank	0.125%	12/15/26	GBP	8,779	10,070
	Asian Development Bank	4.650%	2/16/27	CAD	1,532	1,272
	Asian Development Bank	3.400%	9/10/27	AUD	5,505	3,843
	Asian Development Bank	0.250%	10/28/27	GBP	7,408	8,409
	Asian Development Bank	0.750%	12/7/27	GBP	6,816	7,923
	Asian Development Bank	3.300%	8/8/28	AUD	1,420	978
	Asian Development Bank	0.000%	10/24/29	EUR	8,340	7,839
	Asian Development Bank	0.025%	1/31/30	EUR	13,389	12,507
	Asian Infrastructure Investment Bank	1.000%	5/6/26	AUD	4,024	2,569
	Corp. Andina de Fomento	0.750%	6/13/23	EUR	2,743	2,897
	Corp. Andina de Fomento	1.125%	2/13/25	EUR	8,231	8,592
	Corp. Andina de Fomento	1.625%	6/3/25	EUR	4,265	4,501
	Corp. Andina de Fomento	0.250%	2/4/26	EUR	100	100
	Corp. Andina de Fomento	0.500%	2/26/26	CHF	4,770	4,787
	Corp. Andina de Fomento	4.500%	9/14/27	AUD	878	597
	Council of Europe Development Bank	0.125%	5/25/23	EUR	8,629	9,090
	Council of Europe Development Bank	1.000%	10/21/24	CAD	1,006	744
	Council of Europe Development Bank	0.750%	6/9/25	EUR	3,848	4,012
	Council of Europe Development Bank	0.375%	6/8/26	EUR	47,819	48,685
	Council of Europe Development Bank	0.000%	4/9/27	EUR	5,097	5,039
	Council of Europe Development Bank	0.250%	1/19/32	EUR	10,000	9,305
	EUROFIMA	3.000%	5/22/24	CHF	2,740	2,966
	EUROFIMA	3.900%	12/19/25	AUD	545	389
	EUROFIMA	3.000%	5/15/26	CHF	3,565	3,988
	EUROFIMA	2.600%	1/13/27	AUD	13,615	9,107
	EUROFIMA	4.550%	3/30/27	CAD	1,482	1,211
	EUROFIMA	3.350%	5/21/29	AUD	2,360	1,599
126

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	European Bank for Reconstruction & Development	0.000%	10/17/24	EUR	5,487	5,638
	European Bank for Reconstruction & Development	5.625%	12/7/28	GBP	548	837
[5]	European Financial Stability Facility	1.875%	5/23/23	EUR	19,754	21,227
[5]	European Financial Stability Facility	0.000%	7/17/23	EUR	7,133	7,503
[5]	European Financial Stability Facility	0.125%	10/17/23	EUR	8,396	8,821
[5]	European Financial Stability Facility	0.200%	1/17/24	EUR	1,043	1,094
[5]	European Financial Stability Facility	2.125%	2/19/24	EUR	10,700	11,593
[5]	European Financial Stability Facility	0.000%	4/19/24	EUR	79,131	82,445
[5]	European Financial Stability Facility	1.750%	6/27/24	EUR	9,328	10,055
[5]	European Financial Stability Facility	0.400%	2/17/25	EUR	8,340	8,670
[5]	European Financial Stability Facility	0.200%	4/28/25	EUR	8,779	9,051
[5]	European Financial Stability Facility	0.500%	7/11/25	EUR	16,462	17,094
[5]	European Financial Stability Facility	0.000%	10/15/25	EUR	6,438	6,555
[5]	European Financial Stability Facility	0.400%	5/31/26	EUR	43,899	44,970
[5]	European Financial Stability Facility	0.000%	7/20/26	EUR	26,559	26,716
[5]	European Financial Stability Facility	0.750%	5/3/27	EUR	30,428	31,343
[5]	European Financial Stability Facility	0.875%	7/26/27	EUR	13,718	14,181
[5]	European Financial Stability Facility	0.000%	10/13/27	EUR	15,000	14,750
[5]	European Financial Stability Facility	0.950%	2/14/28	EUR	22,975	23,731
[5]	European Financial Stability Facility	0.050%	10/17/29	EUR	3,209	3,048
[5]	European Financial Stability Facility	2.750%	12/3/29	EUR	3,017	3,477
[5]	European Financial Stability Facility	0.125%	3/18/30	EUR	30,000	28,452
[5]	European Financial Stability Facility	0.000%	1/20/31	EUR	61,104	56,400
[5]	European Financial Stability Facility	3.875%	3/30/32	EUR	10,975	13,929
[5]	European Financial Stability Facility	3.000%	9/4/34	EUR	2,853	3,414
[5]	European Financial Stability Facility	0.875%	4/10/35	EUR	23,332	21,911
[5]	European Financial Stability Facility	3.375%	4/3/37	EUR	21,823	27,487
[5]	European Financial Stability Facility	1.450%	9/5/40	EUR	11,188	10,996
[5]	European Financial Stability Facility	1.700%	2/13/43	EUR	20,144	20,691
[5]	European Financial Stability Facility	2.350%	7/29/44	EUR	7,462	8,585
[5]	European Financial Stability Facility	1.200%	2/17/45	EUR	20,029	18,600
[5]	European Financial Stability Facility	1.375%	5/31/47	EUR	15,078	14,492
[5]	European Financial Stability Facility	1.800%	7/10/48	EUR	20,940	22,160
[5]	European Financial Stability Facility	0.700%	1/20/50	EUR	11,460	9,225
[5]	European Financial Stability Facility	0.050%	1/18/52	EUR	7,951	5,035
[5]	European Financial Stability Facility	0.700%	1/17/53	EUR	4,000	3,136
[5]	European Financial Stability Facility	1.750%	7/17/53	EUR	7,957	8,283
[5]	European Financial Stability Facility	2.000%	2/28/56	EUR	10,935	12,083
	European Investment Bank	1.625%	3/15/23	EUR	30,812	32,962
	European Investment Bank	2.375%	7/6/23	CAD	4,553	3,525
	European Investment Bank	0.000%	10/16/23	EUR	16,462	17,261
	European Investment Bank	0.500%	11/15/23	EUR	10,975	11,582
	European Investment Bank	0.050%	12/15/23	EUR	30,180	31,589
	European Investment Bank	0.875%	12/15/23	GBP	6,063	7,502
	European Investment Bank	2.125%	1/15/24	EUR	9,328	10,095
	European Investment Bank	0.000%	3/15/24	EUR	74,629	77,750
	European Investment Bank	0.050%	5/24/24	EUR	10,975	11,418
	European Investment Bank	0.200%	7/15/24	EUR	21,950	22,872
	European Investment Bank	1.750%	7/30/24	CAD	7,682	5,841
	European Investment Bank	4.750%	8/7/24	AUD	1,782	1,304
	European Investment Bank	0.875%	9/13/24	EUR	18,107	19,139
	European Investment Bank	0.750%	11/15/24	GBP	548	667
	European Investment Bank	1.625%	2/4/25	CHF	1,365	1,445
	European Investment Bank	0.000%	3/25/25	EUR	1,645	1,688
127

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Investment Bank	0.125%	4/15/25	EUR	16,462	16,953
European Investment Bank	5.500%	4/15/25	GBP	1,463	2,014
European Investment Bank	0.375%	7/16/25	EUR	12,676	13,112
European Investment Bank	2.750%	9/15/25	EUR	21,950	24,474
European Investment Bank	4.500%	10/15/25	EUR	8,231	9,705
European Investment Bank	2.900%	10/17/25	AUD	1,645	1,144
European Investment Bank	0.000%	3/13/26	EUR	5,487	5,553
European Investment Bank	0.375%	4/14/26	EUR	15,366	15,765
European Investment Bank	3.100%	8/17/26	AUD	19,323	13,414
European Investment Bank	2.750%	8/25/26	PLN	5,487	1,048
European Investment Bank	1.000%	9/21/26	GBP	1,756	2,104
European Investment Bank	0.100%	10/15/26	EUR	8,505	8,567
European Investment Bank	1.250%	11/13/26	EUR	3,292	3,491
European Investment Bank	0.000%	12/22/26	EUR	30,688	30,709
European Investment Bank	0.500%	1/15/27	EUR	29,467	30,129
European Investment Bank	3.500%	4/15/27	EUR	2,743	3,212
European Investment Bank	0.375%	9/15/27	EUR	30,000	30,321
European Investment Bank	3.750%	12/7/27	GBP	2,085	2,835
European Investment Bank	0.875%	1/14/28	EUR	25,517	26,390
European Investment Bank	1.000%	1/28/28	CAD	5,955	4,107
European Investment Bank	3.300%	2/3/28	AUD	1,234	854
European Investment Bank	0.000%	3/28/28	EUR	20,452	20,008
European Investment Bank	1.375%	5/12/28	SEK	41,150	3,943
European Investment Bank	0.000%	5/15/28	EUR	5,487	5,347
European Investment Bank	0.000%	12/7/28	GBP	1,426	1,554
European Investment Bank	6.000%	12/7/28	GBP	8,779	13,659
European Investment Bank	0.625%	1/22/29	EUR	16,462	16,556
European Investment Bank	3.300%	5/25/29	AUD	4,024	2,752
European Investment Bank	0.125%	6/20/29	EUR	6,312	6,095
European Investment Bank	0.250%	9/14/29	EUR	10,221	9,926
European Investment Bank	0.050%	1/16/30	EUR	66,032	62,604
European Investment Bank	4.000%	4/15/30	EUR	3,909	4,919
European Investment Bank	0.000%	9/9/30	EUR	13,634	12,741
European Investment Bank	2.750%	9/13/30	EUR	16,463	19,083
European Investment Bank	0.000%	1/14/31	EUR	25,646	23,761
European Investment Bank	1.300%	1/27/31	AUD	7,000	3,989
European Investment Bank	1.000%	3/14/31	EUR	23,844	24,030
European Investment Bank	1.000%	4/14/32	EUR	17,559	17,465
European Investment Bank	1.125%	11/15/32	EUR	10,975	10,971
European Investment Bank	1.125%	4/13/33	EUR	16,462	16,358
European Investment Bank	3.000%	10/14/33	EUR	5,487	6,533
European Investment Bank	0.050%	10/13/34	EUR	3,752	3,194
European Investment Bank	2.625%	3/15/35	EUR	3,896	4,480
European Investment Bank	0.200%	3/17/36	EUR	15,000	12,638
European Investment Bank	3.125%	6/30/36	CHF	545	681
European Investment Bank	1.125%	9/15/36	EUR	26,337	25,212
European Investment Bank	3.875%	6/8/37	GBP	2,963	4,422
European Investment Bank	0.500%	11/13/37	EUR	1,349	1,170
European Investment Bank	5.000%	4/15/39	GBP	3,838	6,544
European Investment Bank	2.750%	3/15/40	EUR	10,179	12,195
European Investment Bank	0.250%	6/15/40	EUR	12,371	9,901
European Investment Bank	0.010%	5/15/41	EUR	8,048	6,029
European Investment Bank	3.625%	3/14/42	EUR	3,072	4,206
European Investment Bank	1.000%	11/14/42	EUR	5,487	5,014
European Investment Bank	4.500%	3/7/44	GBP	4,664	7,941
128

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Investment Bank	1.750%	9/15/45	EUR	7,660	7,974
European Investment Bank	0.875%	9/13/47	EUR	5,487	4,736
European Investment Bank	1.500%	11/15/47	EUR	2,743	2,733
European Investment Bank	1.500%	10/16/48	EUR	1,687	1,688
European Investment Bank	0.050%	1/27/51	EUR	11,033	7,149
European Investment Bank	4.625%	10/12/54	GBP	4,225	7,913
European Stability Mechanism	0.100%	7/31/23	EUR	27,986	29,427
European Stability Mechanism	2.125%	11/20/23	EUR	1,766	1,910
European Stability Mechanism	0.125%	4/22/24	EUR	35,119	36,611
European Stability Mechanism	0.000%	12/16/24	EUR	24,821	25,584
European Stability Mechanism	0.000%	3/14/25	EUR	37,464	38,426
European Stability Mechanism	1.000%	9/23/25	EUR	21,950	23,108
European Stability Mechanism	0.500%	3/2/26	EUR	25,626	26,406
European Stability Mechanism	0.750%	3/15/27	EUR	21,033	21,667
European Stability Mechanism	0.750%	9/5/28	EUR	10,126	10,267
European Stability Mechanism	0.500%	3/5/29	EUR	23,048	22,831
European Stability Mechanism	0.010%	3/4/30	EUR	28,704	26,945
European Stability Mechanism	0.010%	10/15/31	EUR	20,925	19,012
European Stability Mechanism	1.125%	5/3/32	EUR	2,870	2,879
European Stability Mechanism	1.200%	5/23/33	EUR	6,584	6,565
European Stability Mechanism	1.625%	11/17/36	EUR	21,922	22,438
European Stability Mechanism	1.750%	10/20/45	EUR	5,487	5,741
European Stability Mechanism	1.800%	11/2/46	EUR	13,910	14,646
European Stability Mechanism	1.850%	12/1/55	EUR	8,231	8,896
European Union	0.625%	11/4/23	EUR	14,816	15,690
European Union	0.500%	4/4/25	EUR	32,924	34,327
European Union	0.000%	11/4/25	EUR	9,998	10,219
European Union	0.000%	3/4/26	EUR	56,338	57,167
European Union	0.000%	7/6/26	EUR	35,500	35,854
European Union	3.000%	9/4/26	EUR	3,909	4,456
European Union	2.500%	11/4/27	EUR	10,426	11,731
European Union	2.875%	4/4/28	EUR	2,743	3,159
European Union	0.000%	6/2/28	EUR	52,796	51,478
European Union	0.000%	10/4/28	EUR	47,505	46,050
European Union	0.000%	7/4/29	EUR	34,943	33,390
European Union	1.375%	10/4/29	EUR	8,779	9,223
European Union	0.000%	10/4/30	EUR	32,193	30,062
European Union	0.750%	4/4/31	EUR	17,971	17,715
European Union	0.000%	4/22/31	EUR	21,672	19,921
European Union	0.000%	7/4/31	EUR	74,436	68,335
European Union	1.000%	7/6/32	EUR	46,200	46,094
European Union	1.250%	4/4/33	EUR	13,718	13,835
European Union	0.000%	7/4/35	EUR	29,451	24,589
European Union	1.125%	4/4/36	EUR	10,975	10,576
European Union	0.250%	4/22/36	EUR	22,800	19,413
European Union	0.200%	6/4/36	EUR	47,351	40,025
European Union	0.400%	2/4/37	EUR	51,770	44,996
European Union	0.875%	3/11/37	EUR	2,000	1,845
European Union	1.125%	6/4/37	EUR	4,800	4,612
European Union	3.375%	4/4/38	EUR	4,441	5,630
European Union	0.100%	10/4/40	EUR	24,159	18,602
European Union	0.450%	7/4/41	EUR	29,169	23,841
European Union	3.750%	4/4/42	EUR	5,487	7,551
European Union	1.250%	2/4/43	EUR	29,940	28,762
European Union	0.450%	5/2/46	EUR	17,771	13,906
129

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Union	0.750%	1/4/47	EUR	23,439	19,712
European Union	0.300%	11/4/50	EUR	42,275	29,988
European Union	0.700%	7/6/51	EUR	27,893	22,433
Inter-American Development Bank	1.950%	4/23/24	AUD	1,756	1,215
Inter-American Development Bank	4.750%	8/27/24	AUD	11,754	8,601
Inter-American Development Bank	1.700%	10/10/24	CAD	6,793	5,097
Inter-American Development Bank	1.375%	12/15/24	GBP	15,089	18,626
Inter-American Development Bank	0.750%	10/15/25	CAD	2,593	1,869
Inter-American Development Bank	2.750%	10/30/25	AUD	5,981	4,136
Inter-American Development Bank	1.250%	12/15/25	GBP	13,444	16,399
Inter-American Development Bank	4.400%	1/26/26	CAD	40	33
Inter-American Development Bank	4.250%	6/11/26	AUD	713	517
Inter-American Development Bank	0.500%	9/15/26	GBP	5,487	6,431
Inter-American Development Bank	0.875%	8/27/27	CAD	3,462	2,389
Inter-American Development Bank	2.125%	12/15/28	GBP	5,000	6,236
Inter-American Development Bank	3.290%	6/28/32	AUD	5,633	3,782
International Bank for Reconstruction & Development	3.000%	2/2/23	NZD	5,487	3,540
International Bank for Reconstruction & Development	0.500%	7/24/23	GBP	11,414	14,123
International Bank for Reconstruction & Development	2.500%	8/3/23	CAD	581	450
International Bank for Reconstruction & Development	0.500%	10/10/23	SEK	109,740	11,036
International Bank for Reconstruction & Development	2.200%	2/27/24	AUD	12,291	8,566
International Bank for Reconstruction & Development	1.800%	7/26/24	CAD	6,354	4,831
International Bank for Reconstruction & Development	1.900%	1/16/25	CAD	4,211	3,185
International Bank for Reconstruction & Development	4.250%	6/24/25	AUD	6,914	5,023
International Bank for Reconstruction & Development	0.750%	7/2/25	CAD	3,237	2,354
International Bank for Reconstruction & Development	2.900%	11/26/25	AUD	5,707	3,964
International Bank for Reconstruction & Development	0.625%	1/14/26	CAD	3,418	2,440
International Bank for Reconstruction & Development	0.750%	6/10/26	NZD	3,219	1,813
International Bank for Reconstruction & Development	0.250%	7/22/26	GBP	2,743	3,191
International Bank for Reconstruction & Development	1.200%	7/22/26	CAD	7,243	5,227
International Bank for Reconstruction & Development	3.000%	10/19/26	AUD	9,053	6,247
International Bank for Reconstruction & Development	0.750%	12/15/26	GBP	7,611	8,986
International Bank for Reconstruction & Development	0.000%	1/15/27	EUR	25,338	25,130
International Bank for Reconstruction & Development	1.800%	1/19/27	CAD	3,138	2,297
International Bank for Reconstruction & Development	0.250%	9/23/27	GBP	10,975	12,456
International Bank for Reconstruction & Development	0.625%	9/24/27	NZD	4,829	2,581
International Bank for Reconstruction & Development	0.875%	9/28/27	CAD	2,969	2,052
130

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
International Bank for Reconstruction & Development	0.625%	11/22/27	EUR	6,035	6,107
International Bank for Reconstruction & Development	0.010%	4/24/28	EUR	8,231	7,982
International Bank for Reconstruction & Development	1.625%	5/10/28	NZD	7,243	4,025
International Bank for Reconstruction & Development	0.625%	7/14/28	GBP	11,911	13,610
International Bank for Reconstruction & Development	3.300%	8/14/28	AUD	1,810	1,246
International Bank for Reconstruction & Development	4.875%	12/7/28	GBP	321	471
International Bank for Reconstruction & Development	1.250%	12/13/28	GBP	6,438	7,642
International Bank for Reconstruction & Development	1.950%	9/20/29	CAD	989	702
International Bank for Reconstruction & Development	1.000%	12/21/29	GBP	1,842	2,121
International Bank for Reconstruction & Development	0.000%	2/21/30	EUR	6,269	5,855
International Bank for Reconstruction & Development	0.500%	4/16/30	EUR	2,963	2,869
International Bank for Reconstruction & Development	5.750%	6/7/32	GBP	3,292	5,407
International Bank for Reconstruction & Development	0.625%	1/12/33	EUR	25,426	23,848
International Bank for Reconstruction & Development	1.200%	8/8/34	EUR	5,293	5,183
International Bank for Reconstruction & Development	0.500%	6/21/35	EUR	10,975	9,752
International Bank for Reconstruction & Development	0.100%	9/17/35	EUR	3,000	2,523
International Bank for Reconstruction & Development	0.700%	10/22/46	EUR	5,633	4,633
International Bank for Reconstruction & Development	0.125%	1/3/51	EUR	14,536	9,521
International Bank for Reconstruction & Development	0.200%	1/21/61	EUR	2,963	1,782
International Development Assn.	0.750%	9/21/28	GBP	1,609	1,853
International Development Assn.	0.350%	4/22/36	EUR	13,000	11,075
International Development Assn.	0.700%	1/17/42	EUR	21,199	17,816
International Finance Corp.	2.375%	7/19/23	CAD	1,053	815
International Finance Corp.	4.250%	8/21/23	AUD	1,096	791
International Finance Corp.	1.250%	12/15/23	GBP	7,572	9,418
International Finance Corp.	1.450%	7/22/24	AUD	1,892	1,290
International Finance Corp.	1.375%	9/13/24	CAD	1,846	1,384
International Finance Corp.	1.375%	3/7/25	GBP	5,389	6,631
International Finance Corp.	4.000%	4/3/25	AUD	2,469	1,779
International Finance Corp.	0.250%	12/15/25	GBP	5,597	6,592
International Finance Corp.	0.875%	9/15/26	GBP	8,048	9,601
International Finance Corp.	1.850%	1/28/27	CAD	5,525	4,054
International Finance Corp.	0.750%	7/22/27	GBP	5,487	6,437
International Finance Corp.	3.200%	10/18/27	AUD	658	454
International Finance Corp.	3.150%	6/26/29	AUD	5,231	3,544
International Finance Corp.	1.500%	4/15/35	AUD	14,000	7,308
Nordic Investment Bank	1.125%	12/15/23	GBP	10,507	13,044
Nordic Investment Bank	4.750%	2/28/24	AUD	2,874	2,094
131

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Nordic Investment Bank	0.125%	6/10/24	EUR	13,554	14,065
	Nordic Investment Bank	0.500%	11/3/25	EUR	10,755	11,075
	Nordic Investment Bank	0.125%	12/15/26	GBP	14,316	16,427
						3,503,565
Sweden (0.3%)
[3]	Kingdom of Sweden	1.500%	11/13/23	SEK	507,155	51,902
	Kingdom of Sweden	2.500%	5/12/25	SEK	70,950	7,434
	Kingdom of Sweden	1.000%	11/12/26	SEK	189,695	18,801
	Kingdom of Sweden	0.750%	5/12/28	SEK	3,840	370
[3]	Kingdom of Sweden	0.750%	11/12/29	SEK	213,460	20,236
[3]	Kingdom of Sweden	0.125%	5/12/31	SEK	625,895	55,221
	Kingdom of Sweden	2.250%	6/1/32	SEK	96,025	10,232
	Kingdom of Sweden	3.500%	3/30/39	SEK	127,005	15,990
	Kingdom of Sweden	1.375%	6/23/71	SEK	181,090	12,171
	Kommuninvest I Sverige AB	1.000%	11/13/23	SEK	312,780	31,607
	Kommuninvest I Sverige AB	1.000%	10/2/24	SEK	109,740	11,027
	Kommuninvest I Sverige AB	1.000%	5/12/25	SEK	216,230	21,321
	Kommuninvest I Sverige AB	0.750%	2/4/26	SEK	164,620	15,917
	Kommuninvest I Sverige AB	1.000%	11/12/26	SEK	329,240	31,585
	Region Stockholm	0.750%	2/26/25	EUR	2,743	2,843
						306,657
Switzerland (0.4%)
	Canton of Basel-Landschaft	1.375%	9/29/34	CHF	9,105	9,269
	Canton of Geneva Switzerland	1.625%	7/30/29	CHF	1,945	2,067
	Canton of Geneva Switzerland	1.500%	3/5/32	CHF	875	914
	Canton of Geneva Switzerland	0.400%	4/28/36	CHF	2,740	2,418
	Canton of Geneva Switzerland	0.600%	7/4/46	CHF	1,635	1,354
	Canton of Vaud	2.000%	10/24/33	CHF	4,885	5,350
	Canton of Zurich	0.000%	6/27/25	CHF	5,485	5,535
	Canton of Zurich	1.250%	12/3/32	CHF	1,645	1,684
	Canton of Zurich	2.000%	7/29/38	CHF	5,485	6,034
	Canton of Zurich	0.250%	7/12/39	CHF	6,855	5,670
	Swiss Confederation	4.000%	2/11/23	CHF	1,319	1,403
	Swiss Confederation	1.250%	6/11/24	CHF	11,633	12,262
	Swiss Confederation	1.500%	7/24/25	CHF	9,575	10,237
	Swiss Confederation	1.250%	5/28/26	CHF	76,901	81,867
	Swiss Confederation	3.250%	6/27/27	CHF	4,939	5,795
	Swiss Confederation	4.000%	4/8/28	CHF	321	396
	Swiss Confederation	0.000%	6/22/29	CHF	24,267	23,860
	Swiss Confederation	0.500%	5/27/30	CHF	24,095	24,305
	Swiss Confederation	2.250%	6/22/31	CHF	31,602	36,547
	Swiss Confederation	0.500%	6/27/32	CHF	7,792	7,722
	Swiss Confederation	3.500%	4/8/33	CHF	11,304	14,685
	Swiss Confederation	0.000%	6/26/34	CHF	20,452	18,707
	Swiss Confederation	0.250%	6/23/35	CHF	20,120	18,813
	Swiss Confederation	2.500%	3/8/36	CHF	3,374	4,103
	Swiss Confederation	1.250%	6/27/37	CHF	16,599	17,471
	Swiss Confederation	0.000%	7/24/39	CHF	9,877	8,533
	Swiss Confederation	1.500%	4/30/42	CHF	22,553	25,098
	Swiss Confederation	0.500%	6/28/45	CHF	13,718	12,726
	Swiss Confederation	4.000%	1/6/49	CHF	4,664	8,177
	Swiss Confederation	0.500%	5/24/55	CHF	3,429	3,106
	Swiss Confederation	0.500%	5/30/58	CHF	12,165	10,909
132

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Swiss Confederation	2.000%	6/25/64	CHF	2,634	3,722
						390,739
Thailand (0.7%)
	Bank of Thailand Bond	0.920%	3/23/23	THB	164,623	4,818
	Kingdom of Thailand	3.625%	6/16/23	THB	340,224	10,254
	Kingdom of Thailand	2.400%	12/17/23	THB	1,043,718	31,107
	Kingdom of Thailand	0.750%	6/17/24	THB	1,117,616	32,159
	Kingdom of Thailand	1.450%	12/17/24	THB	1,236,003	35,880
	Kingdom of Thailand	0.950%	6/17/25	THB	1,083,629	30,751
	Kingdom of Thailand	3.850%	12/12/25	THB	685,934	21,327
	Kingdom of Thailand	2.125%	12/17/26	THB	533,773	15,536
	Kingdom of Thailand	1.000%	6/17/27	THB	1,033,142	28,279
	Kingdom of Thailand	3.580%	12/17/27	THB	501,371	15,573
	Kingdom of Thailand	5.670%	3/13/28	THB	65,849	2,262
	Kingdom of Thailand	2.875%	12/17/28	THB	902,352	26,927
	Kingdom of Thailand	4.875%	6/22/29	THB	954,820	32,004
	Kingdom of Thailand	1.600%	12/17/29	THB	800,711	21,692
	Kingdom of Thailand	3.650%	6/20/31	THB	674,959	21,093
	Kingdom of Thailand	2.000%	12/17/31	THB	850,342	23,185
	Kingdom of Thailand	3.775%	6/25/32	THB	827,511	26,191
	Kingdom of Thailand	1.600%	6/17/35	THB	164,623	3,956
	Kingdom of Thailand	1.585%	12/17/35	THB	775,058	18,385
	Kingdom of Thailand	3.400%	6/17/36	THB	1,624,950	47,323
	Kingdom of Thailand	4.260%	12/12/37	THB	152,003	4,863
	Kingdom of Thailand	3.300%	6/17/38	THB	1,006,718	28,074
	Kingdom of Thailand	3.800%	6/14/41	THB	82,311	2,415
	Kingdom of Thailand	2.000%	6/17/42	THB	783,138	17,073
	Kingdom of Thailand	4.675%	6/29/44	THB	462,109	15,018
	Kingdom of Thailand	2.875%	6/17/46	THB	619,823	14,969
	Kingdom of Thailand	1.875%	6/17/49	THB	508,535	9,611
	Kingdom of Thailand	2.750%	6/17/52	THB	40,000	911
	Kingdom of Thailand	4.850%	6/17/61	THB	4,024	135
	Kingdom of Thailand	4.000%	6/17/66	THB	267,148	7,561
	Kingdom of Thailand	3.600%	6/17/67	THB	1,285,440	33,143
	Kingdom of Thailand	2.500%	6/17/71	THB	100,000	1,905
						584,380
United Kingdom (4.4%)
[1]	Community Finance Co. 1 plc	5.017%	7/31/34	GBP	1,503	2,224
[7]	LCR Finance plc	4.500%	12/7/28	GBP	4,115	5,909
[7]	LCR Finance plc	4.500%	12/7/38	GBP	878	1,413
[7]	LCR Finance plc	5.100%	3/7/51	GBP	3,676	7,202
	Transport for London	2.125%	4/24/25	GBP	2,743	3,371
	Transport for London	3.875%	7/23/42	GBP	518	671
	Transport for London	3.625%	5/15/45	GBP	2,688	3,360
	Transport for London	4.000%	4/7/64	GBP	2,496	3,373
	United Kingdom Gilt	0.125%	1/31/24	GBP	292,950	358,473
	United Kingdom Gilt	0.250%	1/31/25	GBP	295,974	357,147
	United Kingdom Gilt	5.000%	3/7/25	GBP	68,981	94,458
	United Kingdom Gilt	0.125%	1/30/26	GBP	53,331	63,295
	United Kingdom Gilt	0.375%	10/22/26	GBP	62,177	73,485
	United Kingdom Gilt	4.250%	12/7/27	GBP	8,326	11,841
	United Kingdom Gilt	0.125%	1/31/28	GBP	119,923	137,351
	United Kingdom Gilt	0.500%	1/31/29	GBP	123,412	141,977
	United Kingdom Gilt	4.750%	12/7/30	GBP	90,914	140,478
	United Kingdom Gilt	0.250%	7/31/31	GBP	161,698	174,144
133

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
United Kingdom Gilt	4.250%	6/7/32	GBP	142,304	216,171
United Kingdom Gilt	4.500%	9/7/34	GBP	20,464	32,500
United Kingdom Gilt	0.625%	7/31/35	GBP	73,837	76,682
United Kingdom Gilt	4.250%	3/7/36	GBP	58,716	92,637
United Kingdom Gilt	1.750%	9/7/37	GBP	145,033	174,040
United Kingdom Gilt	1.125%	1/31/39	GBP	105,965	114,927
United Kingdom Gilt	4.250%	9/7/39	GBP	37,202	61,040
United Kingdom Gilt	4.250%	12/7/40	GBP	23,018	38,195
United Kingdom Gilt	1.250%	10/22/41	GBP	110,516	119,168
United Kingdom Gilt	4.500%	12/7/42	GBP	52,185	91,121
United Kingdom Gilt	3.250%	1/22/44	GBP	132,960	199,960
United Kingdom Gilt	3.500%	1/22/45	GBP	5,633	8,783
United Kingdom Gilt	0.875%	1/31/46	GBP	77,265	74,335
United Kingdom Gilt	4.250%	12/7/46	GBP	57,948	102,042
United Kingdom Gilt	1.500%	7/22/47	GBP	55,259	61,137
United Kingdom Gilt	1.750%	1/22/49	GBP	18,190	21,227
United Kingdom Gilt	4.250%	12/7/49	GBP	34,470	62,650
United Kingdom Gilt	0.625%	10/22/50	GBP	74,368	64,630
United Kingdom Gilt	1.250%	7/31/51	GBP	103,971	106,766
United Kingdom Gilt	3.750%	7/22/52	GBP	37,295	64,449
United Kingdom Gilt	1.500%	7/31/53	GBP	18,422	20,645
United Kingdom Gilt	1.625%	10/22/54	GBP	56,269	63,879
United Kingdom Gilt	4.250%	12/7/55	GBP	19,557	37,923
United Kingdom Gilt	1.750%	7/22/57	GBP	56,238	66,342
United Kingdom Gilt	4.000%	1/22/60	GBP	58,990	116,084
United Kingdom Gilt	0.500%	10/22/61	GBP	71,781	55,193
United Kingdom Gilt	2.500%	7/22/65	GBP	50,594	74,599
United Kingdom Gilt	3.500%	7/22/68	GBP	33,984	63,575
United Kingdom Gilt	1.625%	10/22/71	GBP	48,000	56,123
United Kingdom Gilt	1.125%	10/22/73	GBP	21,031	20,976
					3,937,971
Total Sovereign Bonds (Cost $81,690,572)					70,146,074
134

Total International Bond Index Fund
Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[14]	Vanguard Market Liquidity Fund (Cost $2,408)	0.409%	24,098	2,409
Total Investments (98.1%) (Cost $102,028,025)	87,846,537
Other Assets and Liabilities—Net (1.9%)	1,661,135
Net Assets (100.0%)	89,507,672
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Guaranteed by the Republic of Austria.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the aggregate value was $11,034,504,000, representing 12.3% of net assets.
4	Guaranteed by the Republic of France.
5	Guaranteed by multiple countries.
6	Guaranteed by the Government of Japan.
7	Guaranteed by the Government of the United Kingdom.
8	Securities with a value of $20,570,000 have been segregated as initial margin for open futures contracts.
9	Securities with a value of $2,973,000 have been segregated as collateral for open forward currency contracts.
10	Guaranteed by the Federal Republic of Germany.
11	Securities with a value of $33,557,000 have been pledged as collateral for open forward currency contracts.
12	Non-income-producing security—security in default.
13	Security value determined using significant unobservable inputs.
14	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
CNY—Chinese renminbi.
COP—Colombia peso.
CZK—Czech koruna.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
HUF—Hungarian forint.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
MYR—Malaysian ringgit.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PEN—Peruvian sol.
PLN—Polish zloty.
RON—Romania new leu.
RUB—Russian ruble.
SEK—Swedish krona.
SGD—Singapore dollar.
THB—Thai baht.
USD—U.S. dollar.
135

Total International Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
KRW 3-Year Treasury Bond	June 2022	646	54,175	(418)

Short Futures Contracts
AUD 10-Year Treasury Bond	June 2022	(125)	(10,964)	108
				(310)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	5/3/22	AUD	90,000	USD	67,610	—	(4,018)
Morgan Stanley Capital Services Inc.	5/3/22	AUD	80,524	USD	60,455	—	(3,558)
State Street Bank & Trust Co.	6/2/22	AUD	62,420	USD	44,382	—	(253)
Royal Bank of Canada	5/3/22	CAD	221,690	USD	177,344	—	(4,778)
Royal Bank of Canada	6/2/22	CAD	160,622	USD	125,674	—	(648)
JPMorgan Chase Bank, N.A.	6/2/22	CAD	28,345	USD	22,178	—	(114)
BNP Paribas	5/3/22	CHF	34,945	USD	38,011	—	(2,083)
JPMorgan Chase Bank, N.A.	6/2/22	CHF	20,868	USD	21,530	—	(43)
JPMorgan Chase Bank, N.A.	5/3/22	CLP	85,508,125	USD	100,560	—	(331)
Citibank, N.A.	5/3/22	CLP	31,346,625	USD	36,663	81	—
Deutsche Bank AG	5/3/22	CLP	29,429,500	USD	34,591	—	(95)
HSBC Bank plc	5/3/22	CLP	20,897,750	USD	24,513	—	(18)
State Street Bank & Trust Co.	5/6/22	CNY	3,148,200	USD	476,639	1,228	—
Standard Chartered Bank	5/6/22	CNY	3,148,105	USD	473,399	4,453	—
Standard Chartered Bank	5/6/22	CNY	30,000	USD	4,696	—	(143)
State Street Bank & Trust Co.	5/3/22	COP	391,342,586	USD	98,823	2	—
State Street Bank & Trust Co.	5/3/22	COP	317,941,993	USD	80,599	—	(309)
HSBC Bank plc	5/3/22	COP	300,000,000	USD	75,638	122	—
Toronto-Dominion Bank	5/3/22	COP	207,086,843	USD	52,212	84	—
Toronto-Dominion Bank	5/3/22	COP	19,499,001	USD	5,158	—	(234)
BNP Paribas	5/3/22	CZK	5,193,805	USD	223,774	—	(1,200)
Deutsche Bank AG	5/3/22	CZK	1,500,000	USD	64,461	—	(180)
136

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	5/3/22	CZK	151,515	USD	6,879	—	(386)
State Street Bank & Trust Co.	6/2/22	CZK	131,790	USD	5,631	—	(3)
BNP Paribas	5/3/22	DKK	119,901	USD	17,951	—	(944)
JPMorgan Chase Bank, N.A.	6/2/22	DKK	93,679	USD	13,302	2	—
Morgan Stanley Capital Services Inc.	5/3/22	EUR	2,500,000	USD	2,628,955	8,725	—
Morgan Stanley Capital Services Inc.	5/3/22	EUR	2,000,000	USD	2,126,730	—	(16,586)
Toronto-Dominion Bank	5/3/22	EUR	2,000,000	USD	2,102,500	7,644	—
Commonwealth Bank of Australia	5/3/22	EUR	1,500,000	USD	1,595,550	—	(12,942)
BNP Paribas	5/3/22	EUR	1,000,000	USD	1,069,560	—	(14,488)
HSBC Bank plc	5/3/22	EUR	1,000,000	USD	1,068,550	—	(13,478)
Bank of America, N.A.	5/3/22	EUR	1,000,000	USD	1,058,400	—	(3,328)
State Street Bank & Trust Co.	5/3/22	EUR	540,000	USD	576,168	—	(6,429)
Deutsche Bank AG	5/3/22	EUR	500,000	USD	534,731	—	(7,195)
Toronto-Dominion Bank	5/3/22	EUR	500,000	USD	534,300	—	(6,764)
Royal Bank of Canada	5/3/22	EUR	500,000	USD	527,750	—	(214)
Barclays Bank plc	5/3/22	EUR	500,000	USD	525,545	1,991	—
Royal Bank of Canada	5/3/22	EUR	500,000	USD	525,400	2,136	—
Commonwealth Bank of Australia	5/3/22	EUR	500,000	USD	524,900	2,636	—
HSBC Bank plc	5/4/22	GBP	2,598,027	USD	3,261,823	5,040	—
Toronto-Dominion Bank	5/4/22	GBP	2,598,027	USD	3,261,823	5,040	—
State Street Bank & Trust Co.	6/6/22	GBP	133,510	USD	167,617	267	—
State Street Bank & Trust Co.	5/4/22	GBP	110,255	USD	145,137	—	(6,498)
Toronto-Dominion Bank	6/6/22	GBP	7,000	USD	8,721	82	—
HSBC Bank plc	5/4/22	HKD	389,500	USD	49,636	4	—
BNP Paribas	5/3/22	HUF	37,214,683	USD	104,240	—	(476)
BNP Paribas	5/3/22	HUF	12,404,894	USD	34,483	105	—
JPMorgan Chase Bank, N.A.	5/3/22	HUF	1,754,804	USD	5,296	—	(403)
Deutsche Bank AG	5/9/22	IDR	8,225,218,500	USD	569,492	—	(2,448)
Standard Chartered Bank	5/9/22	IDR	4,626,685,500	USD	321,076	—	(2,112)
Deutsche Bank AG	5/3/22	ILS	250,000	USD	75,529	—	(644)
BNP Paribas	5/3/22	ILS	166,000	USD	50,026	—	(302)
JPMorgan Chase Bank, N.A.	5/3/22	ILS	24,626	USD	7,721	—	(345)
Standard Chartered Bank	5/6/22	JPY	520,000,000	USD	4,013,584	—	(5,895)
137

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	5/6/22	JPY	481,707,781	USD	3,724,086	—	(11,518)
Bank of New York	5/6/22	JPY	189,974,077	USD	1,457,893	6,255	—
Toronto-Dominion Bank	5/6/22	JPY	124,619,471	USD	966,987	—	(6,533)
Royal Bank of Canada	5/6/22	JPY	125,000,000	USD	964,804	—	(1,417)
UBS AG	5/6/22	JPY	63,750,000	USD	500,864	—	(9,537)
Barclays Bank plc	5/6/22	JPY	63,750,000	USD	499,824	—	(8,496)
Bank of America, N.A.	5/6/22	JPY	64,716,610	USD	497,705	1,072	—
Toronto-Dominion Bank	5/6/22	JPY	64,651,894	USD	497,307	971	—
HSBC Bank plc	5/6/22	JPY	64,871,992	USD	496,419	3,556	—
Deutsche Bank AG	5/6/22	JPY	60,621,000	USD	466,387	825	—
Commonwealth Bank of Australia	5/6/22	JPY	39,123,500	USD	307,551	—	(6,022)
JPMorgan Chase Bank, N.A.	5/6/22	JPY	5,887,558	USD	45,446	—	(70)
Morgan Stanley Capital Services Inc.	6/2/22	JPY	5,500,000	USD	42,387	40	—
State Street Bank & Trust Co.	5/6/22	JPY	2,450,000	USD	20,197	—	(1,316)
JPMorgan Chase Bank, N.A.	5/3/22	KRW	1,090,665,037	USD	862,745	5,609	—
HSBC Bank plc	5/3/22	KRW	1,076,813,304	USD	851,207	6,120	—
BNP Paribas	5/3/22	KRW	930,705,200	USD	735,503	5,497	—
JPMorgan Chase Bank, N.A.	5/3/22	KRW	657,595,865	USD	529,340	—	(5,781)
Deutsche Bank AG	5/3/22	KRW	550,731,670	USD	435,223	3,252	—
Deutsche Bank AG	5/3/22	KRW	360,651,337	USD	291,303	—	(4,164)
BNP Paribas	5/3/22	KRW	330,888,038	USD	265,201	—	(1,758)
State Street Bank & Trust Co.	5/3/22	KRW	312,501,000	USD	250,542	—	(1,738)
HSBC Bank plc	5/3/22	KRW	292,955,154	USD	235,790	—	(2,549)
Standard Chartered Bank	5/3/22	KRW	239,878,400	USD	189,567	1,417	—
State Street Bank & Trust Co.	6/2/22	MXN	295,562	USD	14,399	—	(7)
State Street Bank & Trust Co.	5/3/22	MXN	163,724	USD	8,169	—	(151)
BNP Paribas	5/6/22	MYR	1,586,053	USD	364,721	—	(444)
BNP Paribas	5/6/22	MYR	1,576,000	USD	361,688	280	—
Standard Chartered Bank	5/6/22	MYR	68,000	USD	16,171	—	(553)
Barclays Bank plc	5/3/22	NOK	143,393	USD	15,215	73	—
State Street Bank & Trust Co.	5/3/22	NOK	62,962	USD	7,198	—	(485)
JPMorgan Chase Bank, N.A.	5/3/22	NZD	13,092	USD	9,102	—	(650)
State Street Bank & Trust Co.	6/2/22	NZD	8,272	USD	5,369	—	(28)
138

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Citibank, N.A.	5/3/22	PEN	717,248	USD	187,541	—	(707)
Toronto-Dominion Bank	5/3/22	PEN	301,365	USD	78,615	—	(114)
Toronto-Dominion Bank	5/3/22	PEN	186,846	USD	48,343	328	—
BNP Paribas	6/3/22	PEN	41,555	USD	10,786	—	(3)
BNP Paribas	5/4/22	PLN	909,201	USD	206,188	—	(1,139)
BNP Paribas	5/4/22	PLN	400,000	USD	89,823	388	—
JPMorgan Chase Bank, N.A.	5/4/22	PLN	58,302	USD	13,951	—	(803)
State Street Bank & Trust Co.	6/2/22	PLN	57,296	USD	12,865	6	—
Barclays Bank plc	5/3/22	RON	220,800	USD	46,854	210	—
Barclays Bank plc	5/3/22	RON	55,200	USD	11,775	—	(9)
Barclays Bank plc	5/3/22	SEK	1,000,000	USD	101,719	127	—
State Street Bank & Trust Co.	5/3/22	SEK	249,221	USD	26,757	—	(1,375)
JPMorgan Chase Bank, N.A.	6/2/22	SEK	85,630	USD	8,750	—	(23)
Toronto-Dominion Bank	5/5/22	SGD	460,113	USD	333,560	—	(863)
Morgan Stanley Capital Services Inc.	5/5/22	SGD	150,000	USD	108,274	188	—
State Street Bank & Trust Co.	5/5/22	SGD	18,273	USD	13,501	—	(288)
Standard Chartered Bank	5/5/22	THB	10,204,501	USD	297,032	919	—
Standard Chartered Bank	5/5/22	THB	5,215,100	USD	153,181	—	(910)
JPMorgan Chase Bank, N.A.	5/5/22	THB	5,140,600	USD	149,381	714	—
State Street Bank & Trust Co.	5/5/22	THB	456,500	USD	13,346	—	(17)
UBS AG	6/2/22	THB	239,811	USD	7,000	5	—
Commonwealth Bank of Australia	5/3/22	USD	2,416,103	AUD	3,216,428	143,436	—
JPMorgan Chase Bank, N.A.	6/2/22	USD	1,528,138	AUD	2,149,175	8,736	—
Commonwealth Bank of Australia	6/2/22	USD	1,337,364	AUD	1,880,856	7,655	—
JPMorgan Chase Bank, N.A.	5/3/22	USD	588,950	AUD	784,000	34,991	—
State Street Bank & Trust Co.	5/3/22	USD	228,373	AUD	304,000	13,573	—
UBS AG	6/2/22	USD	139,606	AUD	196,350	793	—
UBS AG	5/3/22	USD	90,313	AUD	120,226	5,364	—
BNP Paribas	6/2/22	USD	83,723	AUD	117,750	477	—
BNP Paribas	5/3/22	USD	67,608	AUD	90,000	4,015	—
State Street Bank & Trust Co.	6/2/22	USD	35,494	AUD	50,000	146	—
Toronto-Dominion Bank	5/3/22	USD	2,636,830	CAD	3,294,000	72,749	—
139

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Toronto-Dominion Bank	6/2/22	USD	1,983,429	CAD	2,535,000	10,215	—
State Street Bank & Trust Co.	5/3/22	USD	1,804,742	CAD	2,259,394	46,007	—
Royal Bank of Canada	6/2/22	USD	1,406,730	CAD	1,797,704	7,418	—
Bank of New York	6/2/22	USD	1,176,459	CAD	1,500,000	8,877	—
Royal Bank of Canada	5/3/22	USD	800,370	CAD	1,001,000	21,182	—
JPMorgan Chase Bank, N.A.	5/3/22	USD	399,842	CAD	500,000	10,637	—
JPMorgan Chase Bank, N.A.	6/2/22	USD	392,666	CAD	500,000	3,472	—
State Street Bank & Trust Co.	6/2/22	USD	392,167	CAD	500,000	2,973	—
BNP Paribas	6/2/22	USD	307,290	CAD	395,000	—	(173)
BNP Paribas	5/3/22	USD	962,637	CHF	885,000	52,728	—
Toronto-Dominion Bank	6/2/22	USD	809,873	CHF	785,000	1,607	—
State Street Bank & Trust Co.	6/2/22	USD	228,843	CHF	221,930	335	—
Commonwealth Bank of Australia	5/3/22	USD	172,677	CHF	159,568	8,618	—
UBS AG	5/3/22	USD	56,894	CHF	53,000	2,402	—
UBS AG	6/2/22	USD	46,424	CHF	45,000	91	—
BNP Paribas	6/2/22	USD	20,634	CHF	20,000	41	—
Commonwealth Bank of Australia	6/2/22	USD	14,590	CHF	14,000	175	—
Bank of America, N.A.	5/3/22	USD	10,053	CHF	9,307	484	—
JPMorgan Chase Bank, N.A.	5/3/22	USD	106,062	CLP	85,508,125	5,832	—
Citibank, N.A.	5/3/22	USD	36,845	CLP	31,346,625	101	—
JPMorgan Chase Bank, N.A.	6/3/22	USD	36,680	CLP	31,346,625	179	—
Citibank, N.A.	6/3/22	USD	36,428	CLP	31,346,625	—	(72)
Deutsche Bank AG	5/3/22	USD	37,724	CLP	29,429,500	3,228	—
HSBC Bank plc	5/3/22	USD	24,563	CLP	20,897,750	68	—
HSBC Bank plc	6/3/22	USD	24,372	CLP	20,897,750	38	—
State Street Bank & Trust Co.	5/6/22	USD	735,919	CNY	4,682,440	25,168	—
Standard Chartered Bank	6/2/22	USD	520,499	CNY	3,462,105	—	(4,562)
State Street Bank & Trust Co.	6/2/22	USD	476,142	CNY	3,148,200	—	(1,312)
Standard Chartered Bank	5/6/22	USD	258,654	CNY	1,643,865	9,132	—
State Street Bank & Trust Co.	6/3/22	USD	178,582	COP	709,284,579	432	—
State Street Bank & Trust Co.	5/3/22	USD	115,429	COP	437,086,843	5,049	—
HSBC Bank plc	5/3/22	USD	79,382	COP	300,000,000	3,622	—
140

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	6/3/22	USD	53,803	COP	215,390,105	—	(296)
Toronto-Dominion Bank	5/3/22	USD	55,136	COP	207,086,843	2,840	—
Toronto-Dominion Bank	5/3/22	USD	4,916	COP	19,499,001	—	(8)
BNP Paribas	5/3/22	USD	310,044	CZK	6,845,320	16,697	—
BNP Paribas	6/2/22	USD	222,992	CZK	5,193,805	1,199	—
Deutsche Bank AG	6/2/22	USD	64,238	CZK	1,500,000	183	—
Deutsche Bank AG	5/3/22	USD	554,339	DKK	3,706,692	28,604	—
Barclays Bank plc	6/2/22	USD	514,921	DKK	3,620,333	772	—
Bank of New York	5/3/22	USD	4,985	DKK	33,543	227	—
State Street Bank & Trust Co.	6/2/22	USD	11,065,062	EUR	10,486,581	—	(13,505)
State Street Bank & Trust Co.	5/3/22	USD	10,052,866	EUR	9,028,936	526,681	—
Toronto-Dominion Bank	6/2/22	USD	8,182,272	EUR	7,760,000	—	(15,794)
Morgan Stanley Capital Services Inc.	5/3/22	USD	6,653,267	EUR	6,000,000	322,830	—
Toronto-Dominion Bank	5/3/22	USD	6,506,936	EUR	5,857,000	327,377	—
HSBC Bank plc	5/3/22	USD	4,716,962	EUR	4,238,000	245,566	—
Royal Bank of Canada	5/3/22	USD	4,116,608	EUR	3,706,729	205,739	—
Morgan Stanley Capital Services Inc.	6/2/22	USD	3,370,425	EUR	3,200,000	—	(10,222)
Bank of America, N.A.	5/3/22	USD	3,054,530	EUR	2,770,000	131,975	—
Bank of New York	5/3/22	USD	3,020,232	EUR	2,715,000	155,708	—
Deutsche Bank AG	5/3/22	USD	2,793,279	EUR	2,500,000	155,599	—
HSBC Bank plc	6/2/22	USD	2,657,559	EUR	2,500,000	16,429	—
State Street Bank & Trust Co.	6/2/22	USD	2,334,113	EUR	2,200,000	9,919	—
Morgan Stanley Capital Services Inc.	6/2/22	USD	2,129,444	EUR	2,000,000	16,540	—
UBS AG	5/3/22	USD	1,950,287	EUR	1,760,000	93,359	—
BNP Paribas	5/3/22	USD	1,948,881	EUR	1,750,000	102,504	—
HSBC Bank plc	6/2/22	USD	1,589,701	EUR	1,505,000	—	(258)
Commonwealth Bank of Australia	5/3/22	USD	1,669,394	EUR	1,500,000	86,783	—
Deutsche Bank AG	6/2/22	USD	1,593,940	EUR	1,500,000	9,262	—
Bank of America, N.A.	6/2/22	USD	1,588,616	EUR	1,500,000	3,938	—
Bank of New York	6/2/22	USD	1,580,501	EUR	1,500,000	—	(4,177)
Barclays Bank plc	5/3/22	USD	1,493,822	EUR	1,350,000	69,474	—
Royal Bank of Canada	6/2/22	USD	1,318,264	EUR	1,250,000	—	(2,301)
Barclays Bank plc	6/2/22	USD	1,318,038	EUR	1,250,000	—	(2,527)
BNP Paribas	6/2/22	USD	1,070,920	EUR	1,000,000	14,468	—
Commonwealth Bank of Australia	6/2/22	USD	1,069,364	EUR	1,000,000	12,912	—
141

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Toronto-Dominion Bank	6/2/22	USD	1,063,896	EUR	1,000,000	7,444	—
Bank of New York	6/2/22	USD	1,057,881	EUR	1,000,000	1,429	—
BNP Paribas	6/2/22	USD	1,056,274	EUR	1,000,000	—	(177)
Deutsche Bank AG	6/2/22	USD	1,054,584	EUR	1,000,000	—	(1,868)
Commonwealth Bank of Australia	6/2/22	USD	1,053,784	EUR	1,000,000	—	(2,668)
Standard Chartered Bank	5/3/22	USD	556,798	EUR	500,000	29,262	—
Credit Agricole CIB	5/3/22	USD	556,486	EUR	500,000	28,950	—
JPMorgan Chase Bank, N.A.	5/3/22	USD	555,978	EUR	500,000	28,441	—
UBS AG	6/2/22	USD	529,515	EUR	500,000	1,289	—
Royal Bank of Canada	6/2/22	USD	528,413	EUR	500,000	187	—
Standard Chartered Bank	6/2/22	USD	264,069	EUR	250,000	—	(44)
Toronto-Dominion Bank	6/6/22	USD	3,261,761	GBP	2,598,027	—	(5,178)
HSBC Bank plc	6/6/22	USD	3,261,756	GBP	2,598,027	—	(5,183)
Toronto-Dominion Bank	5/4/22	USD	2,771,235	GBP	2,105,146	124,140	—
HSBC Bank plc	5/4/22	USD	2,664,813	GBP	2,024,808	118,739	—
JPMorgan Chase Bank, N.A.	5/4/22	USD	1,295,156	GBP	983,857	58,014	—
State Street Bank & Trust Co.	6/6/22	USD	321,485	GBP	255,000	830	—
State Street Bank & Trust Co.	5/4/22	USD	205,866	GBP	156,386	9,220	—
Deutsche Bank AG	5/4/22	USD	26,326	GBP	20,000	1,177	—
Royal Bank of Canada	5/4/22	USD	21,099	GBP	16,113	838	—
UBS AG	5/4/22	USD	49,761	HKD	389,500	121	—
HSBC Bank plc	6/2/22	USD	49,667	HKD	389,500	—	(7)
Deutsche Bank AG	5/3/22	USD	154,069	HUF	51,374,381	10,824	—
BNP Paribas	6/2/22	USD	103,805	HUF	37,214,683	476	—
BNP Paribas	6/2/22	USD	34,342	HUF	12,404,894	—	(101)
Standard Chartered Bank	5/9/22	USD	638,008	IDR	9,173,842,000	5,568	—
Deutsche Bank AG	6/3/22	USD	568,572	IDR	8,225,218,500	2,412	—
Standard Chartered Bank	6/3/22	USD	320,544	IDR	4,626,685,500	2,080	—
HSBC Bank plc	5/9/22	USD	252,988	IDR	3,636,384,000	2,300	—
HSBC Bank plc	6/3/22	USD	48,188	IDR	700,000,000	8	—
Deutsche Bank AG	5/9/22	USD	2,896	IDR	41,678,000	24	—
BNP Paribas	5/3/22	USD	322,568	ILS	1,026,723	15,025	—
BNP Paribas	6/2/22	USD	228,571	ILS	758,097	1,117	—
Deutsche Bank AG	6/2/22	USD	75,658	ILS	250,000	649	—
Morgan Stanley Capital Services Inc.	5/3/22	USD	1,865	ILS	6,000	68	—
Standard Chartered Bank	6/2/22	USD	4,017,024	JPY	520,000,000	5,773	—
BNP Paribas	6/2/22	USD	3,630,772	JPY	470,000,000	5,218	—
142

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Standard Chartered Bank	5/6/22	USD	3,503,570	JPY	425,000,000	228,054	—
BNP Paribas	5/6/22	USD	2,844,074	JPY	345,000,000	185,126	—
HSBC Bank plc	5/6/22	USD	2,543,312	JPY	310,039,927	153,808	—
Royal Bank of Canada	5/6/22	USD	2,075,333	JPY	252,050,300	132,757	—
National Australia Bank Ltd.	5/6/22	USD	1,813,613	JPY	220,000,000	118,052	—
Bank of New York	6/2/22	USD	1,459,145	JPY	189,974,077	—	(6,303)
Toronto-Dominion Bank	5/6/22	USD	1,406,299	JPY	171,024,957	88,193	—
Bank of New York	5/6/22	USD	1,042,903	JPY	127,040,400	63,791	—
Royal Bank of Canada	6/2/22	USD	965,631	JPY	125,000,000	1,388	—
Toronto-Dominion Bank	6/2/22	USD	967,816	JPY	124,619,471	6,509	—
HSBC Bank plc	6/2/22	USD	496,843	JPY	64,871,992	—	(3,576)
Bank of America, N.A.	6/2/22	USD	498,131	JPY	64,716,610	—	(1,089)
Toronto-Dominion Bank	6/2/22	USD	497,733	JPY	64,651,894	—	(988)
UBS AG	6/2/22	USD	501,301	JPY	63,750,000	9,537	—
Barclays Bank plc	6/2/22	USD	500,257	JPY	63,750,000	8,493	—
Deutsche Bank AG	6/2/22	USD	466,788	JPY	60,621,000	—	(839)
Commonwealth Bank of Australia	6/2/22	USD	307,818	JPY	39,123,500	6,021	—
Morgan Stanley Capital Services Inc.	5/6/22	USD	181,321	JPY	22,000,000	11,765	—
JPMorgan Chase Bank, N.A.	5/3/22	USD	1,020,213	KRW	1,290,978,165	—	(7,626)
BNP Paribas	5/3/22	USD	764,969	KRW	930,705,200	23,969	—
HSBC Bank plc	5/3/22	USD	568,695	KRW	719,626,838	—	(4,250)
JPMorgan Chase Bank, N.A.	6/3/22	USD	521,185	KRW	658,382,300	—	(3,001)
JPMorgan Chase Bank, N.A.	6/3/22	USD	529,321	KRW	657,595,865	5,761	—
HSBC Bank plc	5/3/22	USD	533,651	KRW	650,141,620	16,027	—
Deutsche Bank AG	5/3/22	USD	450,312	KRW	550,731,670	11,836	—
JPMorgan Chase Bank, N.A.	5/3/22	USD	374,616	KRW	457,282,737	10,541	—
HSBC Bank plc	6/3/22	USD	337,437	KRW	426,671,684	—	(2,267)
Deutsche Bank AG	5/3/22	USD	285,009	KRW	360,651,337	—	(2,131)
BNP Paribas	5/3/22	USD	261,489	KRW	330,888,038	—	(1,954)
BNP Paribas	6/3/22	USD	253,500	KRW	316,639,500	1,401	—
Deutsche Bank AG	6/3/22	USD	254,175	KRW	315,651,337	2,861	—
State Street Bank & Trust Co.	6/3/22	USD	250,530	KRW	312,501,000	1,725	—
HSBC Bank plc	6/3/22	USD	198,687	KRW	247,955,154	1,272	—
Standard Chartered Bank	5/3/22	USD	197,631	KRW	239,878,400	6,647	—
State Street Bank & Trust Co.	5/3/22	USD	152,607	KRW	185,905,750	4,594	—
143

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Citibank, N.A.	6/3/22	USD	83,348	KRW	105,000,000	—	(249)
BNP Paribas	6/3/22	USD	31,720	KRW	40,000,000	—	(128)
Morgan Stanley Capital Services Inc.	6/3/22	USD	31,715	KRW	40,000,000	—	(133)
State Street Bank & Trust Co.	6/2/22	USD	546,926	MXN	11,207,823	1,179	—
State Street Bank & Trust Co.	5/3/22	USD	518,816	MXN	10,385,000	10,222	—
BNP Paribas	5/3/22	USD	33,501	MXN	671,547	613	—
BNP Paribas	5/6/22	USD	453,244	MYR	1,912,490	13,992	—
BNP Paribas	6/2/22	USD	361,609	MYR	1,576,000	—	(188)
BNP Paribas	6/2/22	USD	346,175	MYR	1,506,053	436	—
Standard Chartered Bank	5/6/22	USD	277,465	MYR	1,167,563	9,304	—
Barclays Bank plc	5/3/22	USD	194,916	NOK	1,705,000	13,135	—
Barclays Bank plc	6/2/22	USD	183,014	NOK	1,705,000	1,223	—
Toronto-Dominion Bank	5/3/22	USD	23,659	NOK	206,356	1,658	—
Barclays Bank plc	6/2/22	USD	15,216	NOK	143,393	—	(73)
Commonwealth Bank of Australia	6/2/22	USD	203,613	NZD	313,699	1,084	—
JPMorgan Chase Bank, N.A.	6/2/22	USD	135,741	NZD	209,133	722	—
JPMorgan Chase Bank, N.A.	5/3/22	USD	124,447	NZD	179,000	8,883	—
Commonwealth Bank of Australia	5/3/22	USD	124,393	NZD	178,924	8,879	—
State Street Bank & Trust Co.	5/3/22	USD	123,750	NZD	178,000	8,832	—
Bank of America, N.A.	6/2/22	USD	14,886	NZD	23,000	36	—
Citibank, N.A.	5/3/22	USD	189,378	PEN	717,248	2,543	—
Toronto-Dominion Bank	5/3/22	USD	129,129	PEN	488,211	1,957	—
Citibank, N.A.	6/3/22	USD	108,533	PEN	415,883	622	—
Toronto-Dominion Bank	6/3/22	USD	48,162	PEN	186,846	—	(320)
BNP Paribas	5/4/22	USD	308,168	PLN	1,287,504	17,801	—
BNP Paribas	6/2/22	USD	205,442	PLN	909,201	1,206	—
BNP Paribas	6/2/22	USD	89,503	PLN	400,000	—	(350)
State Street Bank & Trust Co.	5/4/22	USD	19,000	PLN	80,000	958	—
Barclays Bank plc	5/3/22	USD	61,786	RON	276,000	2,957	—
Barclays Bank plc	6/3/22	USD	58,247	RON	276,000	—	(321)
Barclays Bank plc	6/2/22	USD	448,302	SEK	4,382,149	1,661	—
Royal Bank of Canada	5/3/22	USD	402,595	SEK	3,750,000	20,675	—
Barclays Bank plc	5/3/22	USD	386,732	SEK	3,584,507	21,668	—
Royal Bank of Canada	6/2/22	USD	332,097	SEK	3,250,000	848	—
Deutsche Bank AG	5/3/22	USD	218,844	SEK	2,046,863	10,379	—
144

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Barclays Bank plc	6/2/22	USD	101,791	SEK	1,000,000	—	(132)
Bank of America, N.A.	6/2/22	USD	51,092	SEK	500,000	130	—
HSBC Bank plc	5/5/22	USD	463,993	SGD	628,386	9,622	—
Toronto-Dominion Bank	6/2/22	USD	333,537	SGD	460,113	856	—
Morgan Stanley Capital Services Inc.	6/2/22	USD	108,268	SGD	150,000	—	(188)
Standard Chartered Bank	6/2/22	USD	296,974	THB	10,204,501	—	(1,090)
Standard Chartered Bank	5/5/22	USD	293,025	THB	9,855,000	5,278	—
JPMorgan Chase Bank, N.A.	5/5/22	USD	193,992	THB	6,517,351	3,699	—
JPMorgan Chase Bank, N.A.	6/2/22	USD	149,370	THB	5,140,600	—	(782)
Standard Chartered Bank	6/2/22	USD	150,157	THB	5,115,100	749	—
Deutsche Bank AG	5/5/22	USD	74,773	THB	2,524,650	1,058	—
BNP Paribas	5/5/22	USD	49,974	THB	1,663,200	1,412	—
State Street Bank & Trust Co.	6/2/22	USD	1,379	THB	46,170	30	—
						4,905,183	(297,764)
At April 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $2,177,444,000 and cash of $2,808,981,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
145

Total International Bond Index Fund
Statement of Assets and Liabilities
As of April 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $102,025,617)	87,844,128
Affiliated Issuers (Cost $2,408)	2,409
Total Investments in Securities	87,846,537
Investment in Vanguard	3,088
Foreign Currency, at Value (Cost $879,526)	807,887
Receivables for Investment Securities Sold	490,655
Receivables for Accrued Income	505,284
Receivables for Capital Shares Issued	16,577
Variation Margin Receivable—Futures Contracts	522
Unrealized Appreciation—Forward Currency Contracts	4,905,183
Other Assets	21,274
Total Assets	94,597,007
Liabilities
Due to Custodian	8,519
Payables for Investment Securities Purchased	4,729,804
Payables for Capital Shares Redeemed	48,563
Payables for Distributions	1,499
Payables to Vanguard	3,186
Unrealized Depreciation—Forward Currency Contracts	297,764
Total Liabilities	5,089,335
Net Assets	89,507,672
146

Total International Bond Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	95,701,597
Total Distributable Earnings (Loss)	(6,193,925)
Net Assets	89,507,672

Investor Shares—Net Assets
Applicable to 603,585,705 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,148,816
Net Asset Value Per Share—Investor Shares	$10.19

ETF Shares—Net Assets
Applicable to 882,402,969 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	44,893,759
Net Asset Value Per Share—ETF Shares	$50.88

Admiral Shares—Net Assets
Applicable to 1,304,522,645 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	26,562,375
Net Asset Value Per Share—Admiral Shares	$20.36

Institutional Shares—Net Assets
Applicable to 389,551,121 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,902,722
Net Asset Value Per Share—Institutional Shares	$30.55

See accompanying Notes, which are an integral part of the Financial Statements.
147

Total International Bond Index Fund
Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Interest[1,2]	458,746
Total Income	458,746
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,726
Management and Administrative—Investor Shares	9,590
Management and Administrative—ETF Shares	13,428
Management and Administrative—Admiral Shares	13,348
Management and Administrative—Institutional Shares	3,695
Marketing and Distribution—Investor Shares	840
Marketing and Distribution—ETF Shares	574
Marketing and Distribution—Admiral Shares	836
Marketing and Distribution—Institutional Shares	326
Custodian Fees	1,711
Shareholders’ Reports—Investor Shares	108
Shareholders’ Reports—ETF Shares	770
Shareholders’ Reports—Admiral Shares	259
Shareholders’ Reports—Institutional Shares	15
Trustees’ Fees and Expenses	26
Other Expenses	27
Total Expenses	47,279
Net Investment Income	411,467
Realized Net Gain (Loss)
Investment Securities Sold[1,3]	(760,232)
Futures Contracts	4,246
Forward Currency Contracts	5,213,214
Foreign Currencies	(683,860)
Realized Net Gain (Loss)	3,773,368
148

Total International Bond Index Fund
Statement of Operations (continued)
Six Months Ended April 30, 2022
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(15,425,635)
Futures Contracts	517
Forward Currency Contracts	4,258,620
Foreign Currencies	39,647
Change in Unrealized Appreciation (Depreciation)	(11,126,851)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,942,016)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $358,000, ($44,000), $34,000, and ($19,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Interest is net of foreign withholding taxes of $12,090,000.
3	Includes $236,169,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
149

Total International Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	411,467	1,150,819
Realized Net Gain (Loss)	3,773,368	6,422,168
Change in Unrealized Appreciation (Depreciation)	(11,126,851)	(10,454,014)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,942,016)	(2,881,027)
Distributions
Investor Shares	(894,841)	(315,494)
ETF Shares	(1,483,718)	(411,957)
Admiral Shares	(928,753)	(427,771)
Institutional Shares	(407,491)	(240,342)
Total Distributions	(3,714,803)	(1,395,564)
Capital Share Transactions
Investor Shares	(22,520,898)	(894,692)
ETF Shares	4,397,563	12,638,785
Admiral Shares	305,364	(20,249,604)
Institutional Shares	682,531	(27,279,588)
Net Increase (Decrease) from Capital Share Transactions	(17,135,440)	(35,785,099)
Total Increase (Decrease)	(27,792,259)	(40,061,690)
Net Assets
Beginning of Period	117,299,931	157,361,621
End of Period	89,507,672	117,299,931

See accompanying Notes, which are an integral part of the Financial Statements.
150

Total International Bond Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.32	$11.66	$11.68	$10.90	$10.96	$11.02
Investment Operations
Net Investment Income[1]	.041	.092	.109	.121	.113	.114
Net Realized and Unrealized Gain (Loss) on Investments	(.816)	(.320)	.240	.988	.068	.011
Total from Investment Operations	(.775)	(.228)	.349	1.109	.181	.125
Distributions
Dividends from Net Investment Income	(.282)	(.094)	(.369)	(.329)	(.241)	(.185)
Distributions from Realized Capital Gains	(.073)	(.018)	—	—	—	—
Total Distributions	(.355)	(.112)	(.369)	(.329)	(.241)	(.185)
Net Asset Value, End of Period	$10.19	$11.32	$11.66	$11.68	$10.90	$10.96
Total Return[2]	-7.08%	-1.97%	3.09%	10.39%	1.68%	1.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,149	$30,174	$32,054	$30,053	$27,299	$25,603
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	0.75%	0.80%	0.95%	1.07%	1.03%	1.05%
Portfolio Turnover Rate	13%[3]	25%[3]	31%[3]	26%	22%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
151

Total International Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$56.56	$58.27	$58.34	$54.47	$54.75	$55.09
Investment Operations
Net Investment Income[1]	.219	.492	.572	.630	.584	.578
Net Realized and Unrealized Gain (Loss) on Investments	(4.088)	(1.603)	1.232	4.913	.356	.038
Total from Investment Operations	(3.869)	(1.111)	1.804	5.543	.940	.616
Distributions
Dividends from Net Investment Income	(1.444)	(.510)	(1.874)	(1.673)	(1.220)	(.956)
Distributions from Realized Capital Gains	(.367)	(.089)	—	—	—	—
Total Distributions	(1.811)	(.599)	(1.874)	(1.673)	(1.220)	(.956)
Net Asset Value, End of Period	$50.88	$56.56	$58.27	$58.34	$54.47	$54.75
Total Return	-7.08%	-1.92%	3.20%	10.40%	1.74%	1.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$44,894	$45,348	$33,941	$23,911	$12,092	$8,504
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.08%	0.08%	0.09%	0.11%
Ratio of Net Investment Income to Average Net Assets	0.81%	0.86%	0.99%	1.12%	1.07%	1.07%
Portfolio Turnover Rate	13%[2]	25%[2]	31%[2]	26%	22%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
152

Total International Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$22.64	$23.32	$23.35	$21.79	$21.91	$22.04
Investment Operations
Net Investment Income[1]	.084	.191	.223	.246	.230	.231
Net Realized and Unrealized Gain (Loss) on Investments	(1.644)	(.644)	.489	1.976	.137	.017
Total from Investment Operations	(1.560)	(.453)	.712	2.222	.367	.248
Distributions
Dividends from Net Investment Income	(.573)	(.191)	(.742)	(.662)	(.487)	(.378)
Distributions from Realized Capital Gains	(.147)	(.036)	—	—	—	—
Total Distributions	(.720)	(.227)	(.742)	(.662)	(.487)	(.378)
Net Asset Value, End of Period	$20.36	$22.64	$23.32	$23.35	$21.79	$21.91
Total Return[2]	-7.13%	-1.96%	3.15%	10.41%	1.70%	1.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26,562	$29,241	$50,818	$51,889	$43,550	$36,072
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	0.77%	0.83%	0.97%	1.09%	1.05%	1.07%
Portfolio Turnover Rate	13%[3]	25%[3]	31%[3]	26%	22%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Total International Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$33.97	$34.99	$35.03	$32.70	$32.88	$33.07
Investment Operations
Net Investment Income[1]	.132	.310	.348	.382	.358	.360
Net Realized and Unrealized Gain (Loss) on Investments	(2.465)	(.977)	.739	2.954	.206	.033
Total from Investment Operations	(2.333)	(.667)	1.087	3.336	.564	.393
Distributions
Dividends from Net Investment Income	(.867)	(.299)	(1.127)	(1.006)	(.744)	(.583)
Distributions from Realized Capital Gains	(.220)	(.054)	—	—	—	—
Total Distributions	(1.087)	(.353)	(1.127)	(1.006)	(.744)	(.583)
Net Asset Value, End of Period	$30.55	$33.97	$34.99	$35.03	$32.70	$32.88
Total Return	-7.11%	-1.92%	3.21%	10.42%	1.74%	1.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,903	$12,538	$40,548	$34,596	$28,196	$24,365
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.81%	0.89%	1.01%	1.13%	1.09%	1.11%
Portfolio Turnover Rate	13%[2]	25%[2]	31%[2]	26%	22%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Total International Bond Index Fund
Notes to Financial Statements
Vanguard Total International Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. The fund has not issued Institutional Select Shares through April 30, 2022.
Certain of the fund’s investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposure. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between
155

Total International Bond Index Fund
changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2022, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, rehypothecated or (under master netting agreements) resold. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
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Total International Bond Index Fund
During the six months ended April 30, 2022, the fund’s average investment in forward currency contracts represented 159% of net assets, based on the average of the notional amounts at each quarter-end during the period.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange traded derivatives are listed separately.
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Bank of America, N.A.	137,635	(4,417)	133,218	—	147,469	—
Bank of New York	236,287	(10,480)	225,807	—	238,380	—
Barclays Bank plc	121,784	(11,558)	110,226	—	114,389	—
BNP Paribas	466,191	(37,426)	428,765	2,973	479,276	—
Citibank, N.A.	3,347	(1,028)	2,319	—	2,190	129
Commonwealth Bank of Australia	278,199	(21,632)	256,567	—	250,666	5,901
Credit Agricole CIB	28,950	—	28,950	—	30,600	—
Deutsche Bank AG	242,173	(19,564)	222,609	—	242,304	—
HSBC Bank plc	582,341	(31,586)	550,755	—	629,837	—
JPMorgan Chase Bank, N.A.	186,233	(20,358)	165,875	—	171,937	—
Morgan Stanley Capital Services Inc.	360,156	(30,687)	329,469	—	353,188	—
National Australia Bank Ltd.	118,052	—	118,052	—	134,420	—
Royal Bank of Canada	393,168	(9,358)	383,810	—	402,908	—
Standard Chartered Bank	308,636	(15,309)	293,327	—	333,083	—
State Street Bank & Trust Co.	669,376	(38,028)	631,348	—	674,907	—
Toronto-Dominion Bank	659,694	(36,796)	622,898	—	672,949	—
UBS AG	112,961	(9,537)	103,424	—	107,922	—
Exchange-Traded Futures Contracts	522	—	522	20,570	—	—
Total	4,905,705	(297,764)	4,607,941	23,543	4,986,425	6,030
1  Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
2  Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Schedule of Investments, which may include amounts not subject to offsetting agreements.
3  Net Exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
157

Total International Bond Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution
158

Total International Bond Index Fund
expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2022, the fund had contributed to Vanguard capital in the amount of $3,088,000, representing less than 0.01% of the fund’s net assets and 1.24% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Total International Bond Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,219	—	1,219
Asset-Backed/Commercial Mortgage-Backed Securities	—	965	—	965
Corporate Bonds	—	17,695,870	—	17,695,870
Sovereign Bonds	—	70,146,074	—	70,146,074
Temporary Cash Investments	2,409	—	—	2,409
Total	2,409	87,844,128	—	87,846,537
Derivative Financial Instruments
Assets
Futures Contracts[1]	108	—	—	108
Forward Currency Contracts	—	4,905,183	—	4,905,183
Total	108	4,905,183	—	4,905,291
Liabilities
Futures Contracts[1]	418	—	—	418
Forward Currency Contracts	—	297,764	—	297,764
Total	418	297,764	—	298,182
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At April 30, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	108	—	108
Unrealized Appreciation—Forward Currency Contracts	—	4,905,183	4,905,183
Total Assets	108	4,905,183	4,905,291

Unrealized Depreciation—Futures Contracts[1]	418	—	418
Unrealized Depreciation—Forward Currency Contracts	—	297,764	297,764
Total Liabilities	418	297,764	298,182
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Total International Bond Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2022, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	4,246	—	4,246
Forward Currency Contracts	—	5,213,214	5,213,214
Realized Net Gain (Loss) on Derivatives	4,246	5,213,214	5,217,460
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	517	—	517
Forward Currency Contracts	—	4,258,620	4,258,620
Change in Unrealized Appreciation (Depreciation) on Derivatives	517	4,258,620	4,259,137
E.	As of April 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	102,017,379
Gross Unrealized Appreciation	5,066,900
Gross Unrealized Depreciation	(14,630,633)
Net Unrealized Appreciation (Depreciation)	(9,563,733)
F.	During the six months ended April 30, 2022, the fund purchased $23,988,871,000 of investment securities and sold $34,681,258,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $0 and $343,000, respectively. Purchases and sales include $0 and $21,540,968,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2022, such purchases were $6,449,000 and sales were $4,464,000, resulting in net realized gain of $99,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
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Total International Bond Index Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	7,907	737	2,674,201	228,999
Issued in Lieu of Cash Distributions	894,841	80,718	315,494	27,384
Redeemed	(23,423,646)	(2,143,000)	(3,884,387)	(339,539)
Net Increase (Decrease)—Investor Shares	(22,520,898)	(2,061,545)	(894,692)	(83,156)
ETF Shares
Issued	4,397,563	80,668	12,787,381	221,849
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(148,596)	(2,575)
Net Increase (Decrease)—ETF Shares	4,397,563	80,668	12,638,785	219,274
Admiral Shares
Issued	2,183,381	100,252	7,576,473	327,289
Issued in Lieu of Cash Distributions	867,382	39,250	408,933	17,736
Redeemed	(2,745,399)	(126,637)	(28,235,010)	(1,232,548)
Net Increase (Decrease)—Admiral Shares	305,364	12,865	(20,249,604)	(887,523)
Institutional Shares
Issued	1,817,220	56,059	6,785,466	195,333
Issued in Lieu of Cash Distributions	395,553	11,929	236,584	6,798
Redeemed	(1,530,242)	(47,508)	(34,301,638)	(991,835)
Net Increase (Decrease)—Institutional Shares	682,531	20,480	(27,279,588)	(789,704)
H.	Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.
162

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Total International Bond Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2013; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.
163

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
164

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Charlotte Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Total International Bond Index Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q12312 062022

Semiannual Report   |   April 30, 2022
Vanguard Total International Bond II Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	168
Liquidity Risk Management	170

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2022
	Beginning Account Value 10/31/2021	Ending Account Value 4/30/2022	Expenses Paid During Period
Based on Actual Fund Return
Total International Bond II Index Fund
Investor Shares	$1,000.00	$927.50	$0.62
Institutional Shares	1,000.00	928.20	0.33
Based on Hypothetical 5% Yearly Return
Total International Bond II Index Fund
Investor Shares	$1,000.00	$1,024.15	$0.65
Institutional Shares	1,000.00	1,024.45	0.35
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.13% for Investor Shares and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Total International Bond II Index Fund
Fund Allocation
As of April 30, 2022
Japan	17.5%
France	11.8
Germany	10.8
Italy	7.5
United Kingdom	7.0
Canada	6.6
Spain	5.3
Supranational	4.0
Australia	3.6
South Korea	2.8
United States	2.8
Netherlands	2.8
Belgium	2.0
Switzerland	1.5
Sweden	1.3
Austria	1.2
China	1.2
Indonesia	1.1
Other	9.2
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Total International Bond II Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
	Tennessee Valley Authority (Cost $1,213)	5.625%	6/7/32	GBP	633	1,006
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
United Kingdom (0.0%)
[1]	Canary Wharf Finance II plc (Cost $975)	5.952%	10/22/37	GBP	610	965
Corporate Bonds (19.7%)
Australia (0.5%)
	Amcor UK Finance plc	1.125%	6/23/27	EUR	2,257	2,253
	Ampol Ltd.	4.000%	4/17/25	AUD	6,370	4,478
	APT Pipelines Ltd.	4.250%	11/26/24	GBP	452	586
	APT Pipelines Ltd.	2.000%	3/22/27	EUR	3,791	3,909
	APT Pipelines Ltd.	0.750%	3/15/29	EUR	4,000	3,716
	APT Pipelines Ltd.	1.250%	3/15/33	EUR	1,592	1,391
	APT Pipelines Ltd.	2.500%	3/15/36	GBP	4,524	4,647
	Aurizon Network Pty Ltd.	4.000%	6/21/24	AUD	490	346
	Aurizon Network Pty Ltd.	2.000%	9/18/24	EUR	1,355	1,447
	Aurizon Network Pty Ltd.	3.125%	6/1/26	EUR	12,781	14,032
	Ausgrid Finance Pty Ltd.	3.750%	10/30/24	AUD	6,450	4,544
	Ausgrid Finance Pty Ltd.	1.250%	7/30/25	EUR	1,490	1,544
	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	AUD	910	563
	AusNet Services Holdings Pty Ltd.	3.000%	2/13/24	EUR	1,806	1,976
	AusNet Services Holdings Pty Ltd.	1.500%	2/26/27	EUR	2,031	2,075
	AusNet Services Holdings Pty Ltd.	4.400%	8/16/27	AUD	340	237
	AusNet Services Holdings Pty Ltd.	4.200%	8/21/28	AUD	1,280	870
	AusNet Services Holdings Pty Ltd.	2.600%	7/31/29	AUD	13,960	8,300
	Australia & New Zealand Banking Group Ltd.	3.350%	5/9/23	AUD	79	56
	Australia & New Zealand Banking Group Ltd.	5.000%	8/16/23	AUD	2,500	1,815
	Australia & New Zealand Banking Group Ltd.	0.450%	11/22/23	EUR	7,221	7,583
	Australia & New Zealand Banking Group Ltd.	2.500%	1/16/24	EUR	2,257	2,447
	Australia & New Zealand Banking Group Ltd.	3.100%	2/8/24	AUD	6,235	4,394
	Australia & New Zealand Banking Group Ltd.	0.669%	5/5/31	EUR	4,000	3,862

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Australia Pacific Airports Melbourne Pty Ltd.	3.125%	9/26/23	EUR	2,257	2,455
Australia Pacific Airports Melbourne Pty Ltd.	1.750%	10/15/24	EUR	6,318	6,724
Bank of Queensland Ltd.	0.125%	6/4/24	EUR	18,890	19,518
BHP Billiton Finance Ltd.	3.230%	5/15/23	CAD	3,873	3,060
BHP Billiton Finance Ltd.	3.250%	9/25/24	GBP	3,000	3,812
BHP Billiton Finance Ltd.	3.250%	9/24/27	EUR	7,447	8,375
BHP Billiton Finance Ltd.	1.500%	4/29/30	EUR	2,301	2,279
BHP Billiton Finance Ltd.	3.125%	4/29/33	EUR	1,355	1,460
BHP Billiton Finance Ltd.	4.300%	9/25/42	GBP	4,116	5,553
Brambles Finance Ltd.	2.375%	6/12/24	EUR	100	107
Brisbane Airport Corp Pty Ltd.	3.900%	4/24/25	AUD	1,730	1,195
Coles Group Treasury Pty Ltd.	2.650%	11/6/29	AUD	690	423
Coles Group Treasury Pty Ltd.	2.100%	8/27/30	AUD	490	279
Commonwealth Bank of Australia	3.200%	8/16/23	AUD	200	142
Commonwealth Bank of Australia	3.000%	1/11/24	AUD	7,900	5,561
Commonwealth Bank of Australia	0.375%	4/11/24	EUR	5,460	5,691
Commonwealth Bank of Australia	0.500%	7/27/26	EUR	12,935	13,096
Commonwealth Bank of Australia	3.000%	9/4/26	GBP	3,024	3,896
Commonwealth Bank of Australia	0.750%	2/28/28	EUR	7,000	7,002
Commonwealth Bank of Australia	0.875%	2/19/29	EUR	4,513	4,507
Commonwealth Bank of Australia	1.936%	10/3/29	EUR	4,014	4,187
CPIF Finance Pty Ltd.	2.485%	10/28/30	AUD	3,590	2,077
DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	AUD	1,320	932
DEXUS Finance Pty Ltd.	3.000%	2/3/32	AUD	2,490	1,478
ETSA Utilities Finance Pty Ltd.	3.500%	8/29/24	AUD	300	211
GAIF Bond Issuer Pty Ltd.	2.584%	11/18/27	AUD	2,000	1,294
GAIF Bond Issuer Pty Ltd.	1.900%	12/14/28	AUD	2,060	1,236
Glencore Capital Finance DAC	1.125%	3/10/28	EUR	7,330	7,040
Glencore Capital Finance DAC	1.250%	3/1/33	EUR	3,371	2,872
Glencore Finance Europe Ltd.	1.875%	9/13/23	EUR	100	106
Glencore Finance Europe Ltd.	0.625%	9/11/24	EUR	6,000	6,111
Glencore Finance Europe Ltd.	1.750%	3/17/25	EUR	2,392	2,481
Glencore Finance Europe Ltd.	3.125%	3/26/26	GBP	976	1,204
Glencore Finance Europe Ltd.	3.750%	4/1/26	EUR	100	110
Glencore Finance Europe Ltd.	1.500%	10/15/26	EUR	4,100	4,139
Goodman Australia Finance Pty Ltd.	1.375%	9/27/25	EUR	1,806	1,843
GTA Finance Co Pty Ltd.	2.200%	8/26/27	AUD	790	489
Lendlease Finance Ltd.	3.400%	10/27/27	AUD	2,000	1,291
Lendlease Finance Ltd.	3.700%	3/31/31	AUD	790	480
Lonsdale Finance Pty Ltd.	3.900%	10/15/25	AUD	2,280	1,602
Lonsdale Finance Pty Ltd.	2.100%	10/15/27	AUD	400	245
Macquarie Bank Ltd.	1.700%	2/12/25	AUD	3,000	1,998
Macquarie Group Ltd.	1.250%	3/5/25	EUR	7,221	7,570
Macquarie Group Ltd.	0.350%	3/3/28	EUR	4,184	3,862
Macquarie Group Ltd.	2.723%	8/21/29	CAD	1,491	1,018
Macquarie Group Ltd.	0.950%	5/21/31	EUR	4,586	4,067
National Australia Bank Ltd.	2.900%	2/26/24	AUD	7,356	5,164
National Australia Bank Ltd.	5.000%	3/11/24	AUD	3,250	2,369
National Australia Bank Ltd.	0.250%	5/20/24	EUR	4,513	4,677
National Australia Bank Ltd.	2.250%	6/6/25	EUR	813	881
National Australia Bank Ltd.	0.300%	10/31/25	CHF	4,475	4,476
National Australia Bank Ltd.	3.000%	9/4/26	GBP	100	129
National Australia Bank Ltd.	0.875%	2/19/27	EUR	4,513	4,612
National Australia Bank Ltd.	2.900%	2/25/27	AUD	9,770	6,546

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
National Australia Bank Ltd.	3.515%	6/12/30	CAD	3,702	2,774
National Australia Bank Ltd.	1.699%	9/15/31	GBP	3,836	4,343
NBN Co. Ltd.	1.000%	12/3/25	AUD	1,000	630
NBN Co. Ltd.	2.200%	12/16/30	AUD	8,230	4,518
NSW Electricity Networks Finance Pty Ltd.	2.732%	4/23/29	AUD	590	355
Optus Finance Pty Ltd.	3.250%	9/6/23	AUD	200	142
Optus Finance Pty Ltd.	2.500%	7/1/30	AUD	10,200	6,166
Optus Finance Pty Ltd. Co.	1.600%	7/1/25	AUD	200	131
Optus Finance Pty Ltd. Co.	2.600%	11/24/28	AUD	500	315
Origin Energy Finance Ltd.	1.000%	9/17/29	EUR	2,301	2,077
Pacific National Finance Pty Ltd.	5.000%	9/19/23	GBP	100	129
Pacific National Finance Pty Ltd.	3.700%	9/24/29	AUD	5,000	3,084
Qantas Airways Ltd.	2.950%	11/27/29	AUD	5,200	2,979
Qantas Airways Ltd.	5.250%	9/9/30	AUD	6,270	4,165
Scentre Group Trust 1	2.250%	7/16/24	EUR	1,759	1,878
Scentre Group Trust 1	3.875%	7/16/26	GBP	2,059	2,665
Scentre Group Trust 1 / Scentre Group Trust 2	1.750%	4/11/28	EUR	6,061	6,076
Scentre Group Trust 1 / Scentre Group Trust 2	1.450%	3/28/29	EUR	6,842	6,569
Scentre Group Trust 2	3.250%	9/11/23	EUR	2,831	3,076
SGSP Australia Assets Pty Ltd.	3.750%	6/28/23	AUD	300	214
SGSP Australia Assets Pty Ltd.	1.843%	9/15/28	AUD	2,000	1,178
Stockland Trust	1.625%	4/27/26	EUR	5,215	5,340
Suncorp-Metway Ltd.	3.000%	9/13/23	AUD	1,200	849
Suncorp-Metway Ltd.	3.250%	8/24/26	AUD	400	274
Telstra Corp. Ltd.	2.500%	9/15/23	EUR	4,513	4,888
Telstra Corp. Ltd.	1.125%	4/14/26	EUR	5,190	5,364
Telstra Corp. Ltd.	4.000%	4/19/27	AUD	910	638
Telstra Corp. Ltd.	1.375%	3/26/29	EUR	2,637	2,674
Telstra Corp. Ltd.	1.000%	4/23/30	EUR	2,257	2,200
Toyota Finance Australia Ltd.	3.300%	11/22/23	AUD	194	137
Toyota Finance Australia Ltd.	0.250%	4/9/24	EUR	1,000	1,038
Toyota Finance Australia Ltd.	2.280%	10/21/27	EUR	6,769	7,290
Transurban Finance Co. Pty Ltd.	1.875%	9/16/24	EUR	1,355	1,443
Transurban Finance Co. Pty Ltd.	4.555%	11/14/28	CAD	637	493
Transurban Finance Co. Pty Ltd.	3.000%	4/8/30	EUR	4,061	4,427
Transurban Queensland Finance Pty Ltd.	3.250%	8/5/31	AUD	570	335
United Energy Distribution Pty Ltd.	3.500%	9/12/23	AUD	110	78
United Energy Distribution Pty Ltd.	3.850%	10/23/24	AUD	1,390	985
University of Technology Sydney	3.750%	7/20/27	AUD	60	42
Vicinity Centres Trust	3.375%	4/7/26	GBP	569	719
Vicinity Centres Trust	1.125%	11/7/29	EUR	1,988	1,814
Wesfarmers Ltd.	0.954%	10/21/33	EUR	12,664	11,168
WestConnex Finance Co. Pty Ltd.	3.150%	3/31/31	AUD	880	517
Westpac Banking Corp.	2.750%	8/31/22	AUD	6,000	4,261
Westpac Banking Corp.	0.320%	7/6/23	JPY	1,200,000	9,238
Westpac Banking Corp.	3.250%	11/16/23	AUD	200	142
Westpac Banking Corp.	5.250%	11/21/23	AUD	1,600	1,168
Westpac Banking Corp.	0.500%	12/4/23	EUR	9,402	9,877
Westpac Banking Corp.	3.000%	4/24/24	AUD	300	211
Westpac Banking Corp.	0.500%	5/17/24	EUR	1,128	1,177
Westpac Banking Corp.	0.625%	11/22/24	EUR	2,257	2,340
Westpac Banking Corp.	4.125%	6/4/26	AUD	1,400	997
Westpac Banking Corp.	0.875%	4/17/27	EUR	100	100
Westpac Banking Corp.	1.125%	9/5/27	EUR	5,010	5,072

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Westpac Banking Corp.	1.450%	7/17/28	EUR	282	287
	Westpac Banking Corp.	0.766%	5/13/31	EUR	3,000	2,908
	Westpac Banking Corp.	1.375%	5/17/32	EUR	4,513	4,526
	Woolworths Group Ltd.	1.850%	11/15/27	AUD	11,790	7,276
	Woolworths Group Ltd.	0.375%	11/15/28	EUR	8,000	7,432
	Woolworths Group Ltd.	2.800%	5/20/30	AUD	5,100	3,102
	WSO Finance Pty Ltd.	4.500%	3/31/27	AUD	1,100	782
						428,076
Austria (0.2%)
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	0.375%	9/3/27	EUR	3,300	3,176
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	0.010%	10/2/29	EUR	5,200	4,844
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	0.375%	3/25/41	EUR	12,000	9,354
	Borealis AG	1.750%	12/10/25	EUR	59	62
	Erste Group Bank AG	0.750%	2/5/25	EUR	1,200	1,250
	Erste Group Bank AG	0.625%	4/17/26	EUR	6,800	6,956
	Erste Group Bank AG	0.750%	1/17/28	EUR	7,400	7,459
	Erste Group Bank AG	0.250%	9/14/29	EUR	600	542
	Erste Group Bank AG	0.875%	5/15/34	EUR	6,800	6,349
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	0.375%	6/25/24	EUR	5,200	5,354
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	0.500%	9/4/25	EUR	2,300	2,358
	JAB Holdings BV	2.125%	9/16/22	EUR	1,400	1,488
	JAB Holdings BV	1.750%	5/25/23	EUR	4,100	4,363
	JAB Holdings BV	1.250%	5/22/24	EUR	12,600	13,161
	JAB Holdings BV	1.625%	4/30/25	EUR	4,000	4,172
	JAB Holdings BV	1.750%	6/25/26	EUR	6,400	6,630
	JAB Holdings BV	2.500%	4/17/27	EUR	2,300	2,455
	JAB Holdings BV	2.500%	6/25/29	EUR	5,200	5,340
	JAB Holdings BV	2.250%	12/19/39	EUR	10,600	8,904
	Mondi Finance plc	1.500%	4/15/24	EUR	5,212	5,509
[2]	OeBB-Infrastruktur AG	2.250%	7/4/23	EUR	4,513	4,863
[2]	OeBB-Infrastruktur AG	1.000%	11/18/24	EUR	5,416	5,696
[2]	OeBB-Infrastruktur AG	3.875%	6/30/25	EUR	4,513	5,140
[2]	OeBB-Infrastruktur AG	3.500%	10/19/26	EUR	813	934
[2]	OeBB-Infrastruktur AG	2.250%	5/28/29	EUR	1,355	1,487
[2]	OeBB-Infrastruktur AG	3.375%	5/18/32	EUR	3,159	3,804
[2]	OeBB-Infrastruktur AG	3.000%	10/24/33	EUR	30	35
	OMV AG	0.750%	12/4/23	EUR	1,128	1,188
	OMV AG	1.500%	4/9/24	EUR	7,000	7,427
	OMV AG	1.000%	12/14/26	EUR	1,558	1,590
	OMV AG	3.500%	9/27/27	EUR	1,400	1,602
	OMV AG	2.000%	4/9/28	EUR	3,500	3,694
	OMV AG	1.875%	12/4/28	EUR	993	1,036
	OMV AG	2.375%	4/9/32	EUR	6,772	7,173
	OMV AG	6.250%	12/29/49	EUR	1,490	1,677
	OMV AG	2.875%	12/31/99	EUR	4,300	4,030
	Raiffeisen Bank International AG	0.250%	1/22/25	EUR	3,000	3,003
	Raiffeisen Bank International AG	0.050%	9/1/27	EUR	1,400	1,293

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Raiffeisenlandesbank Niederoesterreich-Wien AG	0.625%	3/3/25	EUR	100	104
Raiffeisenlandesbank Niederoesterreich-Wien AG	0.625%	8/28/26	EUR	2,300	2,341
Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/24/28	EUR	1,400	1,419
Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/30/29	EUR	5,600	5,605
Raiffeisen-Landesbank Steiermark AG	2.375%	6/14/28	EUR	100	110
Raiffeisen-Landesbank Steiermark AG	1.375%	5/11/33	EUR	2,300	2,286
Raiffeisenlandesbank Vorarlberg Waren-und Revisionsverband registrierte GenmbH	0.500%	9/17/25	EUR	2,300	2,357
UniCredit Bank Austria AG	2.375%	1/22/24	EUR	2,300	2,489
UniCredit Bank Austria AG	0.750%	2/25/25	EUR	100	104
UniCredit Bank Austria AG	0.250%	6/4/27	EUR	4,600	4,559
UNIQA Insurance Group AG	6.875%	7/31/43	EUR	1,300	1,417
UNIQA Insurance Group AG	6.000%	7/27/46	EUR	800	932
Vienna Insurance Group AG Wiener Versicherung Gruppe	5.500%	10/9/43	EUR	400	431
					179,552
Belgium (0.3%)
AG Insurance SA	3.500%	6/30/47	EUR	1,000	1,058
Ageas SA NV	3.250%	7/2/49	EUR	4,800	4,855
Ageas SA NV	1.875%	11/24/51	EUR	3,000	2,669
Anheuser-Busch InBev Finance Inc.	4.320%	5/15/47	CAD	2,351	1,580
Anheuser-Busch InBev SA NV	9.750%	7/30/24	GBP	857	1,241
Anheuser-Busch InBev SA NV	2.875%	9/25/24	EUR	2,031	2,233
Anheuser-Busch InBev SA NV	4.000%	9/24/25	GBP	5,055	6,620
Anheuser-Busch InBev SA NV	2.700%	3/31/26	EUR	100	109
Anheuser-Busch InBev SA NV	1.150%	1/22/27	EUR	11,489	11,765
Anheuser-Busch InBev SA NV	1.125%	7/1/27	EUR	7,562	7,684
Anheuser-Busch InBev SA NV	2.125%	12/2/27	EUR	8,513	9,032
Anheuser-Busch InBev SA NV	2.000%	3/17/28	EUR	10,334	10,803
Anheuser-Busch InBev SA NV	1.500%	4/18/30	EUR	406	402
Anheuser-Busch InBev SA NV	1.650%	3/28/31	EUR	9,342	9,228
Anheuser-Busch InBev SA NV	2.875%	4/2/32	EUR	4,513	4,885
Anheuser-Busch InBev SA NV	3.250%	1/24/33	EUR	2,301	2,565
Anheuser-Busch InBev SA NV	2.000%	1/23/35	EUR	3,159	2,995
Anheuser-Busch InBev SA NV	2.750%	3/17/36	EUR	7,401	7,480
Anheuser-Busch InBev SA NV	2.850%	5/25/37	GBP	4,513	5,091
Anheuser-Busch InBev SA NV	3.700%	4/2/40	EUR	8,798	9,783
Anheuser-Busch InBev Worldwide Inc.	4.100%	9/6/27	AUD	1,110	777
Argenta Spaarbank NV	1.000%	2/6/24	EUR	10,400	10,907
Argenta Spaarbank NV	1.000%	10/13/26	EUR	6,400	6,374
Argenta Spaarbank NV	1.000%	1/29/27	EUR	3,000	2,944
Barry Callebaut Services NV	2.375%	5/24/24	EUR	1,625	1,742
Belfius Bank SA	1.750%	6/24/24	EUR	200	214
Belfius Bank SA	1.000%	10/26/24	EUR	4,600	4,793
Belfius Bank SA	0.750%	2/10/25	EUR	100	104
Belfius Bank SA	0.375%	9/2/25	EUR	4,600	4,615
Belfius Bank SA	0.010%	10/15/25	EUR	3,000	2,994
Belfius Bank SA	0.375%	2/13/26	EUR	2,800	2,775
Belfius Bank SA	3.125%	5/11/26	EUR	5,400	5,749
Belfius Bank SA	0.125%	9/14/26	EUR	4,600	4,581
Belfius Bank SA	0.125%	2/8/28	EUR	8,200	7,722
BNP Paribas Fortis SA	0.625%	10/4/25	EUR	100	103

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	BNP Paribas Fortis SA	0.875%	3/22/28	EUR	4,600	4,657
	Brussels Airport Co. NV SA	1.000%	5/3/24	EUR	7,400	7,715
	Cofinimmo SA	0.875%	12/2/30	EUR	1,700	1,436
	Elia Group SA NV	1.500%	9/5/28	EUR	1,200	1,221
	Elia Group SA NV	2.750%	12/31/49	EUR	1,500	1,588
	Elia Transmission Belgium SA	1.375%	1/14/26	EUR	6,400	6,690
	Elia Transmission Belgium SA	3.250%	4/4/28	EUR	100	114
	Elia Transmission Belgium SA	3.000%	4/7/29	EUR	100	111
	Elia Transmission Belgium SA	0.875%	4/28/30	EUR	2,300	2,175
	Ethias SA	5.000%	1/14/26	EUR	4,100	4,592
	Euroclear Bank SA	0.500%	7/10/23	EUR	5,641	5,956
	Euroclear Bank SA	1.250%	9/30/24	GBP	100	120
	Euroclear Bank SA	0.125%	7/7/25	EUR	12,640	12,760
	Euroclear Investments SA	1.125%	12/7/26	EUR	2,800	2,875
	Euroclear Investments SA	1.500%	4/11/30	EUR	2,000	2,059
	FLUVIUS System Operator CVBA	2.875%	10/9/23	EUR	1,400	1,530
	FLUVIUS System Operator CVBA	1.750%	12/4/26	EUR	2,700	2,863
	FLUVIUS System Operator CVBA	2.875%	5/7/29	EUR	2,600	2,858
	FLUVIUS System Operator CVBA	0.250%	12/2/30	EUR	4,300	3,830
	FLUVIUS System Operator CVBA	0.625%	11/24/31	EUR	5,200	4,658
	Groupe Bruxelles Lambert SA	1.375%	5/23/24	EUR	1,300	1,378
	ING Belgium SA	0.625%	5/30/25	EUR	10,800	11,169
	KBC Bank NV	0.750%	10/24/27	EUR	3,400	3,444
	KBC Group NV	0.750%	10/18/23	EUR	2,000	2,108
	KBC Group NV	1.125%	1/25/24	EUR	5,300	5,604
	KBC Group NV	0.125%	9/10/26	EUR	3,000	2,962
	KBC Group NV	0.750%	1/21/28	EUR	10,000	9,794
	KBC Group NV	0.125%	1/14/29	EUR	18,600	17,173
	KBC Group NV	0.500%	12/3/29	EUR	2,300	2,287
	Proximus SADP	2.375%	4/4/24	EUR	1,500	1,622
	Solvay SA	2.750%	12/2/27	EUR	300	323
	Solvay SA	0.500%	9/6/29	EUR	4,000	3,620
	VGP NV	1.500%	4/8/29	EUR	1,400	1,211
	VGP NV	2.250%	1/17/30	EUR	1,700	1,496
						292,471
Bermuda (0.0%)
	XLIT Ltd.	3.250%	6/29/47	EUR	5,627	5,903
Canada (1.6%)
[3]	407 International Inc.	1.800%	5/22/25	CAD	1,219	897
	407 International Inc.	2.430%	5/4/27	CAD	971	708
	407 International Inc.	3.140%	3/6/30	CAD	2,470	1,797
[3]	407 International Inc.	2.590%	5/25/32	CAD	1,355	905
	407 International Inc.	3.430%	6/1/33	CAD	2,000	1,422
	407 International Inc.	5.750%	2/14/36	CAD	901	769
	407 International Inc.	4.450%	11/15/41	CAD	2,257	1,722
	407 International Inc.	4.190%	4/25/42	CAD	2,483	1,830
	407 International Inc.	3.650%	9/8/44	CAD	4,513	3,055
	407 International Inc.	3.830%	5/11/46	CAD	4,513	3,122
	407 International Inc.	3.600%	5/21/47	CAD	3,103	2,063
	407 International Inc.	3.720%	5/11/48	CAD	7	5
	407 International Inc.	3.670%	3/8/49	CAD	904	605
	407 International Inc.	2.840%	3/7/50	CAD	1,850	1,045
	55 Ontario School Board Trust	5.900%	6/2/33	CAD	2,322	2,114
	Aeroports de Montreal	5.170%	9/17/35	CAD	1,637	1,364
	Aeroports de Montreal	5.670%	10/16/37	CAD	904	792

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Aeroports de Montreal	3.030%	4/21/50	CAD	3,628	2,142
	Aeroports de Montreal	3.441%	4/26/51	CAD	2,000	1,276
	AIMCo Realty Investors LP	2.266%	6/26/24	CAD	2,257	1,706
	AIMCo Realty Investors LP	3.367%	6/1/27	CAD	851	641
	AIMCo Realty Investors LP	3.043%	6/1/28	CAD	904	662
	AIMCo Realty Investors LP	2.712%	6/1/29	CAD	5,055	3,556
	Alberta Powerline LP	4.065%	12/1/53	CAD	2,193	1,554
	Alberta Powerline LP	4.065%	3/1/54	CAD	654	469
	Alectra Inc.	2.488%	5/17/27	CAD	4,965	3,641
	Alectra Inc.	1.751%	2/11/31	CAD	900	578
	Alectra Inc.	3.958%	7/30/42	CAD	750	549
	Alectra Inc.	3.458%	4/12/49	CAD	1,043	693
[3]	Algonquin Power Co.	4.090%	2/17/27	CAD	282	217
	Algonquin Power Co.	4.600%	1/29/29	CAD	1,023	800
	Algonquin Power Co.	2.850%	7/15/31	CAD	1,713	1,146
	Alimentation Couche-Tard Inc.	3.056%	7/26/24	CAD	3,966	3,034
	Alimentation Couche-Tard Inc.	3.600%	6/2/25	CAD	3,751	2,880
	Allied Properties REIT	3.636%	4/21/25	CAD	2,257	1,718
	Allied Properties REIT	1.726%	2/12/26	CAD	2,391	1,686
	Allied Properties REIT	3.113%	4/8/27	CAD	2,257	1,635
	Allied Properties REIT	3.394%	8/15/29	CAD	637	447
	Allied Properties REIT	3.117%	2/21/30	CAD	1,977	1,341
	Allied Properties REIT	3.095%	2/6/32	CAD	1,091	705
	AltaGas Canada Inc.	3.150%	4/6/26	CAD	820	614
	AltaGas Canada Inc.	4.260%	12/5/28	CAD	677	521
	AltaGas Ltd.	3.570%	6/12/23	CAD	2,000	1,557
	AltaGas Ltd.	1.227%	3/18/24	CAD	859	636
	AltaGas Ltd.	3.840%	1/15/25	CAD	4,137	3,199
	AltaGas Ltd.	2.157%	6/10/25	CAD	1,100	805
	AltaGas Ltd.	3.980%	10/4/27	CAD	1,355	1,025
	AltaGas Ltd.	2.075%	5/30/28	CAD	2,065	1,390
	AltaGas Ltd.	4.500%	8/15/44	CAD	1,395	920
	AltaGas Ltd.	4.990%	10/4/47	CAD	772	544
	AltaLink LP	3.668%	11/6/23	CAD	40	31
	AltaLink LP	3.399%	6/6/24	CAD	4,513	3,510
	AltaLink LP	4.872%	11/15/40	CAD	2,304	1,886
	AltaLink LP	4.462%	11/8/41	CAD	1,084	844
	AltaLink LP	3.990%	6/30/42	CAD	1,621	1,185
	AltaLink LP	4.922%	9/17/43	CAD	1,355	1,123
	AltaLink LP	4.054%	11/21/44	CAD	1,042	766
	AltaLink LP	4.090%	6/30/45	CAD	1,475	1,090
	AltaLink LP	3.717%	12/3/46	CAD	1,507	1,046
	ARC Resources Ltd.	2.354%	3/10/26	CAD	600	435
	ARC Resources Ltd.	3.465%	3/10/31	CAD	1,983	1,369
	Artis REIT	3.824%	9/18/23	CAD	600	462
	Atco Ltd.	5.500%	11/1/78	CAD	461	354
	Bank of Montreal	2.890%	6/20/23	CAD	7,416	5,755
	Bank of Montreal	3.200%	9/7/23	AUD	260	184
	Bank of Montreal	0.100%	10/20/23	EUR	4,513	4,720
	Bank of Montreal	2.850%	3/6/24	CAD	5,459	4,183
	Bank of Montreal	2.280%	7/29/24	CAD	6,305	4,746
	Bank of Montreal	2.700%	9/11/24	CAD	6,334	4,849
	Bank of Montreal	2.370%	2/3/25	CAD	5,416	4,042
	Bank of Montreal	4.609%	9/10/25	CAD	2,257	1,808
	Bank of Montreal	1.758%	3/10/26	CAD	3,752	2,682

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bank of Montreal	1.551%	5/28/26	CAD	4,531	3,192
Bank of Montreal	1.000%	9/9/26	GBP	1,500	1,718
Bank of Montreal	2.700%	12/9/26	CAD	4,513	3,355
Bank of Montreal	3.190%	3/1/28	CAD	6,138	4,599
Bank of Montreal	0.050%	6/8/29	EUR	13,719	12,875
Bank of Montreal	2.880%	9/17/29	CAD	2,578	1,943
Bank of Montreal	2.077%	6/17/30	CAD	3,701	2,685
Bank of Montreal	1.928%	7/22/31	CAD	5,664	3,974
Bank of Nova Scotia	2.380%	5/1/23	CAD	6,950	5,356
Bank of Nova Scotia	0.250%	1/11/24	EUR	4,513	4,715
Bank of Nova Scotia	0.500%	4/30/24	EUR	5,000	5,205
Bank of Nova Scotia	2.290%	6/28/24	CAD	9,400	7,148
Bank of Nova Scotia	2.490%	9/23/24	CAD	10,542	7,948
Bank of Nova Scotia	2.160%	2/3/25	CAD	4,965	3,682
Bank of Nova Scotia	0.010%	3/18/25	EUR	7,961	8,099
Bank of Nova Scotia	0.125%	9/4/26	EUR	3,562	3,462
Bank of Nova Scotia	1.850%	11/2/26	CAD	8,001	5,635
Bank of Nova Scotia	2.620%	12/2/26	CAD	6,769	5,013
Bank of Nova Scotia	0.010%	1/14/27	EUR	4,513	4,441
Bank of Nova Scotia	2.950%	3/8/27	CAD	13,000	9,550
Bank of Nova Scotia	1.400%	11/1/27	CAD	7,422	4,974
Bank of Nova Scotia	0.010%	12/15/27	EUR	9,897	9,556
Bank of Nova Scotia	3.100%	2/2/28	CAD	8,187	6,116
Bank of Nova Scotia	3.890%	1/18/29	CAD	3,792	2,941
Bank of Nova Scotia	2.836%	7/3/29	CAD	6,761	5,109
Bank of Nova Scotia	3.934%	5/3/32	CAD	6,100	4,613
BCI QuadReal Realty	1.680%	3/3/25	CAD	904	663
BCI QuadReal Realty	1.747%	7/24/30	CAD	3,514	2,242
bcIMC Realty Corp.	2.840%	6/3/25	CAD	3,159	2,384
bcIMC Realty Corp.	3.000%	3/31/27	CAD	3,445	2,555
Bell Telephone Co. of Canada or Bell Canada	2.700%	2/27/24	CAD	9,093	6,952
Bell Telephone Co. of Canada or Bell Canada	2.750%	1/29/25	CAD	800	602
Bell Telephone Co. of Canada or Bell Canada	3.350%	3/12/25	CAD	5,957	4,552
Bell Telephone Co. of Canada or Bell Canada	3.550%	3/2/26	CAD	1,355	1,032
Bell Telephone Co. of Canada or Bell Canada	2.900%	8/12/26	CAD	1,355	1,001
Bell Telephone Co. of Canada or Bell Canada	1.650%	8/16/27	CAD	2,700	1,840
Bell Telephone Co. of Canada or Bell Canada	3.600%	9/29/27	CAD	2,000	1,503
Bell Telephone Co. of Canada or Bell Canada	2.200%	5/29/28	CAD	2,600	1,789
Bell Telephone Co. of Canada or Bell Canada	3.800%	8/21/28	CAD	3,655	2,744
Bell Telephone Co. of Canada or Bell Canada	2.900%	9/10/29	CAD	2,257	1,575
Bell Telephone Co. of Canada or Bell Canada	2.500%	5/14/30	CAD	4,752	3,173
Bell Telephone Co. of Canada or Bell Canada	3.000%	3/17/31	CAD	5,300	3,594
Bell Telephone Co. of Canada or Bell Canada	7.850%	4/2/31	CAD	2,257	2,096
Bell Telephone Co. of Canada or Bell Canada	6.170%	2/26/37	CAD	400	339
Bell Telephone Co. of Canada or Bell Canada	4.750%	9/29/44	CAD	2,079	1,494
Bell Telephone Co. of Canada or Bell Canada	4.350%	12/18/45	CAD	2,153	1,458
Bell Telephone Co. of Canada or Bell Canada	4.450%	2/27/47	CAD	2,754	1,883
Bell Telephone Co. of Canada or Bell Canada	3.500%	9/30/50	CAD	5,239	2,990
Bell Telephone Co. of Canada or Bell Canada	4.050%	3/17/51	CAD	2,960	1,868
Bridging North America GP	4.341%	8/31/53	CAD	983	665
British Columbia Ferry Services Inc.	4.702%	10/23/43	CAD	2,530	2,043
British Columbia Ferry Services Inc.	2.794%	10/15/49	CAD	757	441
Brookfield Asset Management Inc.	5.040%	3/8/24	CAD	677	537
Brookfield Asset Management Inc.	4.820%	1/28/26	CAD	6,699	5,307
Brookfield Asset Management Inc.	3.800%	3/16/27	CAD	1,912	1,450

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Brookfield Asset Management Inc.	5.950%	6/14/35	CAD	300	253
Brookfield Infrastructure Finance ULC	3.315%	2/22/24	CAD	2,257	1,739
Brookfield Infrastructure Finance ULC	4.193%	9/11/28	CAD	1,918	1,455
Brookfield Infrastructure Finance ULC	3.410%	10/9/29	CAD	2,812	1,992
Brookfield Infrastructure Finance ULC	2.855%	9/1/32	CAD	1,604	1,015
Brookfield Renewable Partners ULC	3.752%	6/2/25	CAD	2,393	1,846
Brookfield Renewable Partners ULC	3.630%	1/15/27	CAD	1,760	1,333
Brookfield Renewable Partners ULC	3.380%	1/15/30	CAD	2,483	1,780
Brookfield Renewable Partners ULC	4.290%	11/5/49	CAD	1,760	1,226
Brookfield Renewable Partners ULC	3.330%	8/13/50	CAD	1,059	616
Bruce Power LP	3.000%	6/21/24	CAD	904	692
Bruce Power LP	3.969%	6/23/26	CAD	2,257	1,745
Bruce Power LP	2.680%	12/21/28	CAD	2,000	1,404
Bruce Power LP	4.010%	6/21/29	CAD	1,076	811
Bruce Power LP	4.000%	6/21/30	CAD	2,336	1,735
Bruce Power LP	4.132%	6/21/33	CAD	1,686	1,228
Bruce Power LP	4.746%	6/21/49	CAD	1,644	1,229
Calgary Airport Authority	3.199%	10/7/36	CAD	7,499	4,963
Calgary Airport Authority	3.341%	10/7/38	CAD	2,748	1,817
Cameco Corp.	4.190%	6/24/24	CAD	1,242	969
Cameco Corp.	2.950%	10/21/27	CAD	2,993	2,151
Canadian Imperial Bank of Commerce	0.000%	7/25/22	EUR	6,769	7,148
Canadian Imperial Bank of Commerce	2.430%	6/9/23	CAD	7,130	5,487
Canadian Imperial Bank of Commerce	2.970%	7/11/23	CAD	3,510	2,725
Canadian Imperial Bank of Commerce	3.290%	1/15/24	CAD	2,934	2,266
Canadian Imperial Bank of Commerce	0.375%	5/3/24	EUR	8,574	8,913
Canadian Imperial Bank of Commerce	2.350%	8/28/24	CAD	3,836	2,886
Canadian Imperial Bank of Commerce	2.000%	4/17/25	CAD	6,313	4,633
Canadian Imperial Bank of Commerce	3.300%	5/26/25	CAD	11,688	9,014
Canadian Imperial Bank of Commerce	1.100%	1/19/26	CAD	2,476	1,735
Canadian Imperial Bank of Commerce	1.875%	1/27/26	GBP	3,000	3,596
Canadian Imperial Bank of Commerce	1.700%	7/15/26	CAD	4,800	3,396
Canadian Imperial Bank of Commerce	2.250%	1/7/27	CAD	9,400	6,703
Canadian Imperial Bank of Commerce	0.010%	4/30/29	EUR	57,124	53,664
Canadian Imperial Bank of Commerce	2.010%	7/21/30	CAD	10,878	7,852
Canadian Imperial Bank of Commerce	1.960%	4/21/31	CAD	5,298	3,736
Canadian National Railway Co.	2.800%	9/22/25	CAD	2,254	1,706
Canadian National Railway Co.	3.200%	7/31/28	CAD	1,241	921
Canadian National Railway Co.	3.000%	2/8/29	CAD	2,000	1,455
Canadian National Railway Co.	3.950%	9/22/45	CAD	2,000	1,407
Canadian National Railway Co.	3.600%	8/1/47	CAD	4,508	2,977
Canadian National Railway Co.	3.600%	7/31/48	CAD	200	132
Canadian National Railway Co.	3.600%	2/8/49	CAD	940	616
Canadian National Railway Co.	3.050%	2/8/50	CAD	1,247	731
Canadian Natural Resources Ltd.	3.550%	6/3/24	CAD	4,513	3,506
Canadian Natural Resources Ltd.	2.500%	1/17/28	CAD	2,277	1,605
Canadian Natural Resources Ltd.	4.850%	5/30/47	CAD	1,003	711
Canadian Pacific Railway Co.	1.589%	11/24/23	CAD	293	221
Canadian Pacific Railway Co.	2.540%	2/28/28	CAD	1,191	847
Canadian Pacific Railway Co.	3.150%	3/13/29	CAD	4,318	3,121
Canadian Pacific Railway Co.	6.450%	11/17/39	CAD	790	734
Canadian Pacific Railway Co.	3.050%	3/9/50	CAD	1,546	877
Canadian Tire Corp. Ltd.	3.167%	7/6/23	CAD	3,651	2,829
Canadian Tire Corp. Ltd.	6.570%	2/24/34	CAD	391	340
Canadian Tire Corp. Ltd.	5.610%	9/4/35	CAD	904	701

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Canadian Western Bank	2.597%	9/6/24	CAD	1,806	1,363
	Canadian Western Bank	2.606%	1/30/25	CAD	2,979	2,227
	Canadian Western Bank	1.926%	4/16/26	CAD	2,000	1,424
	Canadian Western Bank	1.818%	12/16/27	CAD	2,391	1,618
	Capital City Link General Partnership	4.386%	3/31/46	CAD	270	200
	Capital Power Corp.	4.284%	9/18/24	CAD	1,128	882
	Capital Power Corp.	4.986%	1/23/26	CAD	758	602
	Capital Power Corp.	4.424%	2/8/30	CAD	681	513
	Capital Power Corp.	3.147%	10/1/32	CAD	1,357	882
	CCL Industries Inc.	3.864%	4/13/28	CAD	732	550
	Cenovus Energy Inc.	3.550%	3/12/25	CAD	1,882	1,448
	Cenovus Energy Inc.	3.600%	3/10/27	CAD	2,766	2,071
	Cenovus Energy Inc.	3.500%	2/7/28	CAD	4,192	3,083
	Central 1 Credit Union	2.584%	12/6/23	CAD	2,643	2,022
	Central 1 Credit Union	2.391%	6/30/31	CAD	1,991	1,415
	CGI Inc.	2.100%	9/18/28	CAD	6,459	4,375
	Chartwell Retirement Residences	4.211%	4/28/25	CAD	452	346
	Choice Properties REIT	3.556%	9/9/24	CAD	1,820	1,400
	Choice Properties REIT	3.546%	1/10/25	CAD	3,610	2,766
	Choice Properties REIT	2.848%	5/21/27	CAD	3,141	2,268
	Choice Properties REIT	4.178%	3/8/28	CAD	2,257	1,722
	Choice Properties REIT	3.532%	6/11/29	CAD	3,204	2,308
	Choice Properties REIT	2.981%	3/4/30	CAD	2,391	1,633
	CI Financial Corp.	3.215%	7/22/24	CAD	2,391	1,834
	CI Financial Corp.	3.759%	5/26/25	CAD	1,355	1,041
	CI Financial Corp.	3.904%	9/27/27	CAD	1,642	1,240
	Clover LP	4.216%	3/31/34	CAD	392	301
	Clover LP	4.216%	6/30/34	CAD	615	470
	Cogeco Communications Inc.	4.175%	5/26/23	CAD	1,016	794
	Cogeco Communications Inc.	2.991%	9/22/31	CAD	1,591	1,047
	Concordia University	6.550%	9/2/42	CAD	1,355	1,393
	Co-operators Financial Services Ltd.	3.327%	5/13/30	CAD	2,810	1,936
[1]	Cordelio Amalco GP I	4.087%	6/30/34	CAD	1,451	1,101
	Crombie REIT	4.800%	1/31/25	CAD	2,000	1,573
	Crombie REIT	3.677%	8/26/26	CAD	1,355	1,014
	Crombie REIT	3.917%	6/21/27	CAD	813	609
	Crombie REIT	2.686%	3/31/28	CAD	790	548
	Crombie REIT	3.211%	10/9/30	CAD	282	189
	Crombie REIT	3.133%	8/12/31	CAD	2,000	1,305
	Crosslinx Transit Solutions GP	4.651%	9/30/46	CAD	1,414	1,021
	CSS FSCC Partnership	6.915%	7/31/42	CAD	5	5
	CT REIT	3.527%	6/9/25	CAD	2,077	1,582
	CT REIT	3.289%	6/1/26	CAD	2,000	1,493
	CT REIT	3.469%	6/16/27	CAD	602	447
	CT REIT	2.371%	1/6/31	CAD	904	571
	CU Inc.	4.543%	10/24/41	CAD	2,304	1,789
	CU Inc.	3.805%	9/10/42	CAD	3,928	2,756
	CU Inc.	4.722%	9/9/43	CAD	1,355	1,078
	CU Inc.	4.085%	9/2/44	CAD	3,037	2,210
	CU Inc.	3.964%	7/27/45	CAD	1,355	967
	CU Inc.	3.763%	11/19/46	CAD	1,477	1,017
	CU Inc.	3.548%	11/22/47	CAD	1,237	819
	CU Inc.	3.950%	11/23/48	CAD	639	452
	CU Inc.	2.963%	9/7/49	CAD	2,031	1,199
	CU Inc.	3.174%	9/5/51	CAD	1,615	979

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
CU Inc.	3.857%	11/14/52	CAD	400	275
CU Inc.	4.211%	10/29/55	CAD	6,769	4,929
CU Inc.	4.593%	10/24/61	CAD	193	149
Dollarama Inc.	3.550%	11/6/23	CAD	2,018	1,569
Dollarama Inc.	1.871%	7/8/26	CAD	2,391	1,702
Dollarama Inc.	1.505%	9/20/27	CAD	904	611
Dollarama Inc.	2.443%	7/9/29	CAD	2,191	1,488
Dream Industrial REIT	1.662%	12/22/25	CAD	4,391	3,121
Dream Industrial REIT	2.057%	6/17/27	CAD	2,147	1,485
Edmonton Regional Airports Authority	7.214%	11/1/30	CAD	177	150
Emera Inc.	2.900%	6/16/23	CAD	10,383	8,041
Enbridge Gas Inc.	3.790%	7/10/23	CAD	13,536	10,577
Enbridge Gas Inc.	3.150%	8/22/24	CAD	2,925	2,259
Enbridge Gas Inc.	3.310%	9/11/25	CAD	1,463	1,124
Enbridge Gas Inc.	2.810%	6/1/26	CAD	1,074	806
Enbridge Gas Inc.	2.500%	8/5/26	CAD	904	667
Enbridge Gas Inc.	2.880%	11/22/27	CAD	1,700	1,256
Enbridge Gas Inc.	2.370%	8/9/29	CAD	1,500	1,040
Enbridge Gas Inc.	2.900%	4/1/30	CAD	2,257	1,608
Enbridge Gas Inc.	5.200%	7/23/40	CAD	700	582
Enbridge Gas Inc.	4.880%	6/21/41	CAD	1,558	1,249
Enbridge Gas Inc.	4.500%	11/23/43	CAD	200	153
Enbridge Gas Inc.	4.200%	6/2/44	CAD	1,684	1,233
Enbridge Gas Inc.	4.000%	8/22/44	CAD	904	643
Enbridge Gas Inc.	3.800%	6/1/46	CAD	1,355	923
Enbridge Gas Inc.	3.590%	11/22/47	CAD	1,113	733
Enbridge Gas Inc.	3.510%	11/29/47	CAD	2,120	1,377
Enbridge Gas Inc.	3.010%	8/9/49	CAD	1,555	910
Enbridge Gas Inc.	3.650%	4/1/50	CAD	2,464	1,629
Enbridge Gas Inc.	4.950%	11/22/50	CAD	1,219	998
Enbridge Gas Inc.	3.200%	9/15/51	CAD	2,188	1,318
Enbridge Inc.	3.950%	11/19/24	CAD	1,355	1,053
Enbridge Inc.	2.440%	6/2/25	CAD	2,391	1,769
Enbridge Inc.	3.200%	6/8/27	CAD	6,519	4,792
Enbridge Inc.	2.990%	10/3/29	CAD	3,739	2,589
Enbridge Inc.	3.100%	9/21/33	CAD	3,871	2,499
Enbridge Inc.	4.240%	8/27/42	CAD	2,468	1,593
Enbridge Inc.	4.570%	3/11/44	CAD	2,795	1,879
Enbridge Inc.	4.870%	11/21/44	CAD	1,896	1,327
Enbridge Inc.	4.100%	9/21/51	CAD	1,535	931
Enbridge Pipelines Inc.	3.790%	8/17/23	CAD	2,166	1,690
Enbridge Pipelines Inc.	3.450%	9/29/25	CAD	2,366	1,804
Enbridge Pipelines Inc.	3.000%	8/10/26	CAD	1,700	1,262
Enbridge Pipelines Inc.	3.520%	2/22/29	CAD	857	630
Enbridge Pipelines Inc.	2.820%	5/12/31	CAD	2,047	1,365
Enbridge Pipelines Inc.	4.550%	8/17/43	CAD	952	650
Enbridge Pipelines Inc.	4.550%	9/29/45	CAD	2,528	1,717
Enbridge Pipelines Inc.	4.130%	8/9/46	CAD	2,257	1,431
Enbridge Pipelines Inc.	4.330%	2/22/49	CAD	2,071	1,343
Enbridge Pipelines Inc.	4.200%	5/12/51	CAD	1,754	1,104
Energir Inc.	2.100%	4/16/27	CAD	907	654
Energir Inc.	3.530%	5/16/47	CAD	1,145	768
Energir LP	3.040%	2/9/32	CAD	1,100	776
ENMAX Corp.	3.836%	6/5/28	CAD	904	674
ENMAX Corp.	3.876%	10/18/29	CAD	2,257	1,650

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
EPCOR Utilities Inc.	2.411%	6/30/31	CAD	800	536
EPCOR Utilities Inc.	4.550%	2/28/42	CAD	1,348	1,049
EPCOR Utilities Inc.	3.554%	11/27/47	CAD	3,159	2,093
EPCOR Utilities Inc.	3.949%	11/26/48	CAD	1,000	708
EPCOR Utilities Inc.	3.106%	7/8/49	CAD	500	303
EPCOR Utilities Inc.	2.899%	5/19/50	CAD	851	492
EPCOR Utilities Inc.	3.287%	6/28/51	CAD	896	557
Equitable Bank	1.774%	9/21/23	CAD	1,600	1,209
Equitable Bank	1.939%	3/10/25	CAD	391	284
Equitable Bank	1.876%	11/26/25	CAD	904	642
Equitable Bank	3.362%	3/2/26	CAD	3,500	2,606
Fair Hydro Trust	3.357%	5/15/35	CAD	3,216	2,364
Fairfax Financial Holdings Ltd.	4.950%	3/3/25	CAD	1,833	1,449
Fairfax Financial Holdings Ltd.	4.700%	12/16/26	CAD	2,257	1,755
Fairfax Financial Holdings Ltd.	4.250%	12/6/27	CAD	3,113	2,351
Fairfax Financial Holdings Ltd.	4.230%	6/14/29	CAD	1,264	932
Fairfax Financial Holdings Ltd.	3.950%	3/3/31	CAD	2,574	1,807
Federated Co-Operatives Ltd.	3.917%	6/17/25	CAD	982	751
Federation des Caisses Desjardins du Quebec	3.056%	9/11/23	CAD	2,257	1,753
Federation des Caisses Desjardins du Quebec	2.417%	10/4/24	CAD	5,851	4,403
Federation des Caisses Desjardins du Quebec	0.010%	9/24/25	EUR	19,087	19,248
Federation des Caisses Desjardins du Quebec	1.093%	1/21/26	CAD	1,800	1,260
Federation des Caisses Desjardins du Quebec	1.587%	9/10/26	CAD	2,000	1,399
Federation des Caisses Desjardins du Quebec	2.856%	5/26/30	CAD	4,283	3,178
Federation des Caisses Desjardins du Quebec	1.992%	5/28/31	CAD	3,232	2,273
First Capital REIT	4.790%	8/30/24	CAD	2,250	1,763
First Capital REIT	4.323%	7/31/25	CAD	4,513	3,465
First Capital REIT	3.604%	5/6/26	CAD	1,700	1,265
First Capital REIT	3.456%	1/22/27	CAD	2,000	1,457
First Capital REIT	3.753%	7/12/27	CAD	1,305	956
First National Financial Corp.	2.961%	11/17/25	CAD	452	333
Fortis Inc.	2.850%	12/12/23	CAD	1,174	905
Fortis Inc.	2.180%	5/15/28	CAD	2,301	1,614
FortisAlberta Inc.	6.220%	10/31/34	CAD	14	13
FortisAlberta Inc.	4.850%	9/11/43	CAD	300	243
FortisAlberta Inc.	3.672%	9/9/47	CAD	1,891	1,282
FortisAlberta Inc.	3.734%	9/18/48	CAD	900	615
FortisAlberta Inc.	2.632%	6/8/51	CAD	318	171
FortisBC Energy Inc.	6.500%	5/1/34	CAD	4,513	4,174
FortisBC Energy Inc.	6.050%	2/15/38	CAD	4,513	4,125
FortisBC Energy Inc.	2.820%	8/9/49	CAD	700	415
FortisBC Inc.	4.000%	10/28/44	CAD	948	659
Gibson Energy Inc.	2.450%	7/14/25	CAD	813	597
Gibson Energy Inc.	2.850%	7/14/27	CAD	816	584
Gibson Energy Inc.	3.600%	9/17/29	CAD	1,637	1,170
Granite REIT Holdings LP	3.873%	11/30/23	CAD	2,257	1,759
Granite REIT Holdings LP	3.062%	6/4/27	CAD	904	661
Granite REIT Holdings LP	2.194%	8/30/28	CAD	2,391	1,620
Granite REIT Holdings LP	2.378%	12/18/30	CAD	2,064	1,318

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Greater Toronto Airports Authority	1.540%	5/3/28	CAD	2,844	1,930
Greater Toronto Airports Authority	2.730%	4/3/29	CAD	3,941	2,831
Greater Toronto Airports Authority	3.260%	6/1/37	CAD	2,274	1,516
Greater Toronto Airports Authority	2.750%	10/17/39	CAD	4,246	2,629
Greater Toronto Airports Authority	5.300%	2/25/41	CAD	1,399	1,198
Greater Toronto Airports Authority	5.300%	2/25/41	CAD	2,257	1,761
Great-West Lifeco Inc.	1.750%	12/7/26	EUR	100	104
Great-West Lifeco Inc.	2.379%	5/14/30	CAD	5,769	3,862
Great-West Lifeco Inc.	6.670%	3/21/33	CAD	898	802
Great-West Lifeco Inc.	5.998%	11/16/39	CAD	4,965	4,349
Great-West Lifeco Inc.	2.981%	7/8/50	CAD	1,400	779
H&R REIT	3.369%	1/30/24	CAD	684	526
H&R REIT	2.906%	6/2/26	CAD	2,257	1,649
H&R REIT	2.633%	2/19/27	CAD	1,440	1,024
Halifax International Airport Authority	5.503%	7/19/41	CAD	40	34
Honda Canada Finance Inc.	3.176%	8/28/23	CAD	2,708	2,099
Honda Canada Finance Inc.	2.500%	6/4/24	CAD	1,891	1,434
Honda Canada Finance Inc.	3.444%	5/23/25	CAD	1,941	1,486
Honda Canada Finance Inc.	1.337%	3/17/26	CAD	1,670	1,174
Honda Canada Finance Inc.	1.711%	9/28/26	CAD	1,591	1,115
Honda Canada Finance Inc.	1.646%	2/25/28	CAD	1,871	1,258
Hospital for Sick Children	5.217%	12/16/49	CAD	700	632
Hospital for Sick Children	3.416%	12/7/57	CAD	1,231	820
Hospital Infrastructure Partners NOH Partnership	5.439%	1/31/45	CAD	2,039	1,656
HSBC Bank Canada	3.245%	9/15/23	CAD	4,513	3,499
HSBC Bank Canada	3.403%	3/24/25	CAD	3,700	2,829
HSBC Bank Canada	1.782%	5/20/26	CAD	5,673	4,034
Hydro One Inc.	2.540%	4/5/24	CAD	1,074	824
Hydro One Inc.	1.760%	2/28/25	CAD	1,000	742
Hydro One Inc.	2.970%	6/26/25	CAD	48	37
Hydro One Inc.	2.770%	2/24/26	CAD	4,423	3,329
Hydro One Inc.	3.020%	4/5/29	CAD	1,715	1,262
Hydro One Inc.	2.160%	2/28/30	CAD	1,500	1,021
Hydro One Inc.	7.350%	6/3/30	CAD	904	843
Hydro One Inc.	1.690%	1/16/31	CAD	1,900	1,217
Hydro One Inc.	2.230%	9/17/31	CAD	1,752	1,156
Hydro One Inc.	6.930%	6/1/32	CAD	513	478
Hydro One Inc.	5.360%	5/20/36	CAD	452	383
Hydro One Inc.	4.890%	3/13/37	CAD	2,257	1,829
Hydro One Inc.	5.490%	7/16/40	CAD	1,591	1,384
Hydro One Inc.	4.390%	9/26/41	CAD	2,308	1,766
Hydro One Inc.	4.590%	10/9/43	CAD	2,483	1,952
Hydro One Inc.	4.170%	6/6/44	CAD	600	445
Hydro One Inc.	3.910%	2/23/46	CAD	1,444	1,027
Hydro One Inc.	5.000%	10/19/46	CAD	904	755
Hydro One Inc.	3.720%	11/18/47	CAD	1,851	1,270
Hydro One Inc.	3.630%	6/25/49	CAD	4,116	2,779
Hydro One Inc.	2.710%	2/28/50	CAD	1,747	977
Hydro One Inc.	3.640%	4/5/50	CAD	779	527
Hydro One Inc.	3.100%	9/15/51	CAD	2,366	1,426
Hydro One Inc.	4.000%	12/22/51	CAD	1,000	713
Hydro One Inc.	3.790%	7/31/62	CAD	904	602
Hydro One Ltd.	1.410%	10/15/27	CAD	5,100	3,484
Hydro Ottawa Holding Inc.	3.991%	5/14/43	CAD	948	669

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Hyundai Capital Canada Inc.	2.008%	5/12/26	CAD	3,491	2,471
iA Financial Corp Inc.	3.187%	2/25/32	CAD	1,700	1,251
iA Financial Corp. Inc.	3.072%	9/24/31	CAD	1,355	998
IGM Financial Inc.	3.440%	1/26/27	CAD	2,364	1,782
IGM Financial Inc.	4.560%	1/25/47	CAD	406	300
IGM Financial Inc.	4.115%	12/9/47	CAD	2,747	1,895
IGM Financial Inc.	4.174%	7/13/48	CAD	600	417
IGM Financial Inc.	4.206%	3/21/50	CAD	633	442
Industrial Alliance Insurance & Financial Services Inc.	3.300%	9/15/28	CAD	2,257	1,743
InPower BC General Partnership	4.471%	3/31/33	CAD	1,621	1,253
Intact Financial Corp.	1.207%	5/21/24	CAD	274	203
Intact Financial Corp.	3.770%	3/2/26	CAD	1,073	827
Intact Financial Corp.	2.850%	6/7/27	CAD	74	54
Intact Financial Corp.	2.179%	5/18/28	CAD	1,500	1,040
Intact Financial Corp.	1.928%	12/16/30	CAD	3,339	2,112
Intact Financial Corp.	6.400%	11/23/39	CAD	19	17
Intact Financial Corp.	5.160%	6/16/42	CAD	1,345	1,078
Intact Financial Corp.	2.954%	12/16/50	CAD	1,851	1,016
Integrated Team Solutions SJHC Partnership	5.946%	11/30/42	CAD	18	15
Inter Pipeline Ltd.	2.608%	9/13/23	CAD	867	663
Inter Pipeline Ltd.	2.734%	4/18/24	CAD	1,237	939
Inter Pipeline Ltd.	3.173%	3/24/25	CAD	748	563
Inter Pipeline Ltd.	3.484%	12/16/26	CAD	1,128	832
Inter Pipeline Ltd.	4.232%	6/1/27	CAD	4,566	3,461
Inter Pipeline Ltd.	3.983%	11/25/31	CAD	2,584	1,784
Inter Pipeline Ltd.	4.637%	5/30/44	CAD	1,445	912
Inter Pipeline Ltd.	5.091%	11/27/51	CAD	796	529
Ivanhoe Cambridge II Inc.	2.909%	6/27/23	CAD	1,149	889
Ivanhoe Cambridge II Inc.	2.296%	12/12/24	CAD	2,391	1,793
Keyera Corp.	3.934%	6/21/28	CAD	994	734
Keyera Corp.	3.959%	5/29/30	CAD	1,293	926
Keyera Corp.	5.022%	3/28/32	CAD	1,700	1,278
Laurentian Bank of Canada	3.450%	6/27/23	CAD	2,278	1,770
Laurentian Bank of Canada	1.950%	3/17/25	CAD	2,000	1,463
Loblaw Cos. Ltd.	4.860%	9/12/23	CAD	904	714
Loblaw Cos. Ltd.	4.488%	12/11/28	CAD	3,346	2,617
Loblaw Cos. Ltd.	2.284%	5/7/30	CAD	3,853	2,554
Loblaw Cos. Ltd.	5.900%	1/18/36	CAD	1,128	942
Lower Mattagami Energy LP	3.416%	6/20/24	CAD	904	702
Lower Mattagami Energy LP	2.433%	5/14/31	CAD	3,091	2,096
Lower Mattagami Energy LP	5.139%	5/18/41	CAD	2,257	1,913
Lower Mattagami Energy LP	4.944%	9/21/43	CAD	245	204
Lower Mattagami Energy LP	4.175%	4/23/52	CAD	300	224
Manulife Bank of Canada	2.378%	11/19/24	CAD	1,309	984
Manulife Bank of Canada	1.337%	2/26/26	CAD	4,142	2,937
Manulife Bank of Canada	1.536%	9/14/26	CAD	391	274
Manulife Bank of Canada	2.864%	2/16/27	CAD	2,600	1,915
Manulife Finance Delaware LP	5.059%	12/15/41	CAD	1,711	1,329
Manulife Financial Corp.	3.049%	8/20/29	CAD	2,257	1,716
Manulife Financial Corp.	2.237%	5/12/30	CAD	6,061	4,450
Manulife Financial Corp.	2.818%	5/13/35	CAD	4,904	3,312
McGill University	6.150%	9/22/42	CAD	12	12
McGill University	3.975%	1/29/56	CAD	30	22
McGill University Health Centre	5.360%	12/31/43	CAD	306	271

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Metro Inc.	3.390%	12/6/27	CAD	4,790	3,572
	Metro Inc.	5.970%	10/15/35	CAD	2,278	1,924
	Metro Inc.	4.270%	12/4/47	CAD	1,182	811
	Metro Inc.	3.413%	2/28/50	CAD	1,633	955
	Mountain View Partners GP	3.974%	3/31/51	CAD	23	16
	National Bank of Canada	0.250%	7/24/23	EUR	904	951
	National Bank of Canada	0.000%	9/29/23	EUR	2,077	2,170
	National Bank of Canada	0.375%	1/15/24	EUR	2,257	2,362
	National Bank of Canada	2.983%	3/4/24	CAD	7,700	5,911
	National Bank of Canada	2.545%	7/12/24	CAD	4,152	3,143
	National Bank of Canada	2.580%	2/3/25	CAD	3,024	2,265
	National Bank of Canada	0.750%	3/13/25	EUR	4,061	4,221
	National Bank of Canada	1.534%	6/15/26	CAD	2,575	1,813
	National Bank of Canada	1.573%	8/18/26	CAD	3,200	2,305
	National Bank of Canada	2.237%	11/4/26	CAD	2,779	1,988
	NAV Canada	0.555%	2/9/24	CAD	293	218
	NAV Canada	0.937%	2/9/26	CAD	1,700	1,205
	NAV Canada	2.063%	5/29/30	CAD	1,806	1,219
	NAV Canada	3.534%	2/23/46	CAD	452	309
	NAV Canada	3.293%	3/30/48	CAD	3,159	2,051
	NAV Canada	2.924%	9/29/51	CAD	1,650	979
	Nissan Canada Inc.	1.626%	3/18/24	CAD	2,581	1,913
	Nissan Canada Inc.	2.103%	9/22/25	CAD	3,771	2,706
	North Battleford Power LP	4.958%	12/31/32	CAD	1,853	1,481
	North West Redwater Partnership / NWR Financing Co. Ltd.	1.200%	12/1/23	CAD	2,500	1,876
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.200%	7/22/24	CAD	904	696
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.200%	4/24/26	CAD	904	683
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.000%	12/1/26	CAD	1,591	1,130
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/27	CAD	3,430	2,509
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.250%	6/1/29	CAD	2,234	1,721
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/31	CAD	2,781	1,870
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.150%	6/1/33	CAD	2,483	1,820
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.650%	6/1/35	CAD	2,657	1,816
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.750%	6/1/37	CAD	1,355	1,030
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.350%	1/10/39	CAD	1,618	1,169
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.700%	2/23/43	CAD	1,850	1,200
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.050%	7/22/44	CAD	2,528	1,721
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.750%	6/1/51	CAD	2,586	1,634
	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	680	481
[3]	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	1,301	909
	Northwestern Hydro Acquisition Co. II LP	3.877%	12/31/36	CAD	1,540	1,095
	Northwestern Hydro Acquisition Co. III LP	3.940%	12/31/38	CAD	1,647	1,181
	Nouvelle Autoroute 30 Financement Inc.	4.114%	3/31/42	CAD	2,579	1,824

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Nouvelle Autoroute 30 Financement Inc.	4.115%	6/30/42	CAD	898	635
Nova Scotia Power Inc.	5.610%	6/15/40	CAD	1,941	1,677
Nova Scotia Power Inc.	4.500%	7/20/43	CAD	1,494	1,134
Nova Scotia Power Inc.	3.612%	5/1/45	CAD	500	330
Nova Scotia Power Inc.	3.571%	4/5/49	CAD	2,284	1,478
Nova Scotia Power Inc.	3.307%	4/25/50	CAD	904	554
OMERS Realty Corp.	3.358%	6/5/23	CAD	1,806	1,404
OMERS Realty Corp.	2.858%	2/23/24	CAD	2,250	1,728
OMERS Realty Corp.	3.328%	11/12/24	CAD	440	339
OMERS Realty Corp.	3.331%	6/5/25	CAD	3,440	2,632
OMERS Realty Corp.	3.244%	10/4/27	CAD	2,000	1,490
OMERS Realty Corp.	3.628%	6/5/30	CAD	2,031	1,504
Ontario Power Generation Inc.	3.315%	10/4/27	CAD	2,664	2,003
Ontario Power Generation Inc.	2.977%	9/13/29	CAD	3,610	2,586
Ontario Power Generation Inc.	3.215%	4/8/30	CAD	2,708	1,958
Ontario Power Generation Inc.	3.838%	6/22/48	CAD	2,708	1,820
Ontario Power Generation Inc.	4.248%	1/18/49	CAD	700	507
Ontario Power Generation Inc.	3.651%	9/13/50	CAD	1,237	798
Ontario Power Generation Inc.	2.947%	2/21/51	CAD	1,633	913
Original Wempi Inc.	4.056%	2/13/24	CAD	508	389
Original Wempi Inc.	4.309%	2/13/24	CAD	776	593
Ottawa MacDonald-Cartier International Airport Authority	3.933%	6/9/45	CAD	532	363
Pembina Pipeline Corp.	2.560%	6/1/23	CAD	1,828	1,406
Pembina Pipeline Corp.	2.990%	1/22/24	CAD	3,610	2,767
Pembina Pipeline Corp.	3.540%	2/3/25	CAD	1,500	1,148
Pembina Pipeline Corp.	3.710%	8/11/26	CAD	2,190	1,657
Pembina Pipeline Corp.	4.240%	6/15/27	CAD	1,355	1,040
Pembina Pipeline Corp.	4.020%	3/27/28	CAD	2,174	1,636
Pembina Pipeline Corp.	3.620%	4/3/29	CAD	1,955	1,420
Pembina Pipeline Corp.	3.310%	2/1/30	CAD	3,339	2,335
Pembina Pipeline Corp.	4.750%	4/30/43	CAD	1,355	915
Pembina Pipeline Corp.	4.810%	3/25/44	CAD	2,505	1,701
Pembina Pipeline Corp.	4.740%	1/21/47	CAD	1,847	1,231
Pembina Pipeline Corp.	4.750%	3/26/48	CAD	2,636	1,754
Pembina Pipeline Corp.	4.540%	4/3/49	CAD	2,528	1,621
Pembina Pipeline Corp.	4.670%	5/28/50	CAD	1,472	961
Pembina Pipeline Corp.	4.490%	12/10/51	CAD	2,291	1,448
Plenary Properties LTAP LP	6.288%	1/31/44	CAD	2,311	2,042
Power Corp. of Canada	4.455%	7/27/48	CAD	1,551	1,131
Power Financial Corp.	6.900%	3/11/33	CAD	566	510
Reliance LP	3.836%	3/15/25	CAD	2,000	1,538
Reliance LP	3.750%	3/15/26	CAD	864	654
Reliance LP	2.680%	12/1/27	CAD	1,927	1,354
Reliance LP	2.670%	8/1/28	CAD	1,591	1,099
RioCan REIT	3.209%	9/29/23	CAD	2,391	1,842
RioCan REIT	3.287%	2/12/24	CAD	1,791	1,373
RioCan REIT	2.576%	2/12/25	CAD	1,941	1,462
RioCan REIT	1.974%	6/15/26	CAD	1,355	956
RioCan REIT	2.361%	3/10/27	CAD	813	568
RioCan REIT	2.829%	11/8/28	CAD	1,593	1,096
Rogers Communications Inc.	4.000%	3/13/24	CAD	3,746	2,915
Rogers Communications Inc.	3.100%	4/15/25	CAD	2,400	1,810
Rogers Communications Inc.	3.650%	3/31/27	CAD	5,731	4,310
Rogers Communications Inc.	3.750%	4/15/29	CAD	3,700	2,717

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Rogers Communications Inc.	3.250%	5/1/29	CAD	3,693	2,622
Rogers Communications Inc.	4.250%	4/15/32	CAD	3,500	2,549
Rogers Communications Inc.	6.680%	11/4/39	CAD	1,774	1,519
Rogers Communications Inc.	6.110%	8/25/40	CAD	2,657	2,147
Rogers Communications Inc.	6.560%	3/22/41	CAD	1,573	1,334
Rogers Communications Inc.	5.250%	4/15/52	CAD	3,500	2,540
Royal Bank of Canada	2.949%	5/1/23	CAD	6,513	5,063
Royal Bank of Canada	0.250%	6/28/23	EUR	7,266	7,651
Royal Bank of Canada	3.296%	9/26/23	CAD	7,606	5,900
Royal Bank of Canada	2.333%	12/5/23	CAD	3,777	2,898
Royal Bank of Canada	0.250%	1/29/24	EUR	4,965	5,184
Royal Bank of Canada	2.352%	7/2/24	CAD	8,228	6,214
Royal Bank of Canada	0.125%	7/23/24	EUR	9,355	9,633
Royal Bank of Canada	2.609%	11/1/24	CAD	8,871	6,695
Royal Bank of Canada	1.375%	12/9/24	GBP	1,355	1,634
Royal Bank of Canada	1.936%	5/1/25	CAD	4,951	3,630
Royal Bank of Canada	3.369%	9/29/25	CAD	14,000	10,659
Royal Bank of Canada	1.589%	5/4/26	CAD	5,231	3,698
Royal Bank of Canada	0.050%	6/19/26	EUR	7,672	7,640
Royal Bank of Canada	1.000%	9/9/26	GBP	5,000	5,741
Royal Bank of Canada	0.010%	1/21/27	EUR	6,769	6,655
Royal Bank of Canada	2.328%	1/28/27	CAD	8,015	5,743
Royal Bank of Canada	1.833%	7/31/28	CAD	2,591	1,747
Royal Bank of Canada	2.740%	7/25/29	CAD	4,513	3,404
Royal Bank of Canada	2.880%	12/23/29	CAD	3,732	2,801
Royal Bank of Canada	2.088%	6/30/30	CAD	3,159	2,294
Royal Bank of Canada	0.010%	1/27/31	EUR	9,000	8,104
Royal Bank of Canada	2.140%	11/3/31	CAD	6,652	4,664
Royal Bank of Canada	2.940%	5/3/32	CAD	3,500	2,519
Royal Bank of Canada	1.670%	1/28/33	CAD	4,779	3,156
Sagen MI Canada Inc.	4.242%	4/1/24	CAD	463	361
Sagen MI Canada Inc.	2.955%	3/1/27	CAD	836	605
Sagen MI Canada Inc.	3.261%	3/5/31	CAD	700	476
Saputo Inc.	3.603%	8/14/25	CAD	3,207	2,446
Saputo Inc.	1.415%	6/19/26	CAD	904	628
Saputo Inc.	2.242%	6/16/27	CAD	2,460	1,722
Saputo Inc.	2.297%	6/22/28	CAD	700	478
Scotiabank Capital Trust	5.650%	12/31/56	CAD	1,781	1,607
SEC LP and Arci Ltd.	5.188%	8/29/33	CAD	897	696
Shaw Communications Inc.	4.350%	1/31/24	CAD	4,513	3,535
Shaw Communications Inc.	3.800%	3/1/27	CAD	900	680
Shaw Communications Inc.	4.400%	11/2/28	CAD	6	5
Shaw Communications Inc.	3.300%	12/10/29	CAD	1,900	1,338
Shaw Communications Inc.	2.900%	12/9/30	CAD	2,264	1,509
Shaw Communications Inc.	6.750%	11/9/39	CAD	4,856	4,173
Shaw Communications Inc.	4.250%	12/9/49	CAD	1,579	971
SmartCentres REIT	3.444%	8/28/26	CAD	83	62
SmartCentres REIT	3.192%	6/11/27	CAD	2,000	1,453
SmartCentres REIT	3.834%	12/21/27	CAD	2,257	1,678
SmartCentres REIT	2.307%	12/18/28	CAD	1,174	780
SmartCentres REIT	3.526%	12/20/29	CAD	2,934	2,060
SmartCentres REIT	3.648%	12/11/30	CAD	904	626
Sobeys Inc.	4.700%	8/8/23	CAD	2,257	1,804
SSL Finance Inc.	4.099%	10/31/45	CAD	1,282	945
Stantec Inc.	2.048%	10/8/27	CAD	800	553

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Summit Industrial Income REIT	2.150%	9/17/25	CAD	587	425
Summit Industrial Income REIT	1.820%	4/1/26	CAD	410	289
Summit Industrial Income REIT	2.250%	1/12/27	CAD	1,000	706
Summit Industrial Income REIT	2.440%	7/14/28	CAD	2,391	1,635
Sun Life Financial Inc.	3.050%	9/19/28	CAD	4,513	3,474
Sun Life Financial Inc.	2.380%	8/13/29	CAD	2,486	1,865
Sun Life Financial Inc.	2.580%	5/10/32	CAD	2,483	1,775
Sun Life Financial Inc.	2.800%	11/21/33	CAD	4,306	3,012
Sun Life Financial Inc.	2.060%	10/1/35	CAD	5,498	3,442
Sun Life Financial Inc.	5.400%	5/29/42	CAD	2,190	1,773
Suncor Energy Inc.	3.000%	9/14/26	CAD	3,575	2,660
Suncor Energy Inc.	3.100%	5/24/29	CAD	2,586	1,833
Suncor Energy Inc.	5.000%	4/9/30	CAD	3,701	2,926
Suncor Energy Inc.	5.390%	3/26/37	CAD	1,941	1,526
Suncor Energy Inc.	4.340%	9/13/46	CAD	1,057	706
Suncor Energy Inc.	3.950%	3/4/51	CAD	1,801	1,108
TELUS Corp.	3.350%	4/1/24	CAD	4,829	3,732
TELUS Corp.	3.750%	1/17/25	CAD	2,014	1,558
TELUS Corp.	3.750%	3/10/26	CAD	3,111	2,384
TELUS Corp.	2.750%	7/8/26	CAD	1,300	955
TELUS Corp.	2.350%	1/27/28	CAD	2,708	1,895
TELUS Corp.	3.625%	3/1/28	CAD	4,332	3,239
TELUS Corp.	3.300%	5/2/29	CAD	3,416	2,456
TELUS Corp.	3.150%	2/19/30	CAD	3,100	2,175
TELUS Corp.	2.050%	10/7/30	CAD	991	627
TELUS Corp.	2.850%	11/13/31	CAD	2,000	1,321
TELUS Corp.	4.400%	4/1/43	CAD	812	550
TELUS Corp.	4.850%	4/5/44	CAD	4,174	3,003
TELUS Corp.	4.750%	1/17/45	CAD	1,621	1,148
TELUS Corp.	4.400%	1/29/46	CAD	2,012	1,350
TELUS Corp.	4.700%	3/6/48	CAD	2,119	1,484
TELUS Corp.	3.950%	2/16/50	CAD	2,944	1,800
TELUS Corp.	4.100%	4/5/51	CAD	2,119	1,330
Teranet Holdings LP	3.544%	6/11/25	CAD	3,800	2,903
Teranet Holdings LP	5.754%	12/17/40	CAD	1,532	1,199
Teranet Holdings LP	6.100%	6/17/41	CAD	679	551
Thomson Reuters Corp.	2.239%	5/14/25	CAD	8,692	6,423
TMX Group Ltd.	4.461%	10/3/23	CAD	2,576	2,027
TMX Group Ltd.	3.779%	6/5/28	CAD	1,400	1,065
Toromont Industries Ltd.	3.842%	10/27/27	CAD	992	754
Toronto Hydro Corp.	2.520%	8/25/26	CAD	2,483	1,848
Toronto Hydro Corp.	2.430%	12/11/29	CAD	2,708	1,906
Toronto Hydro Corp.	5.540%	5/21/40	CAD	640	567
Toronto Hydro Corp.	3.550%	7/28/45	CAD	65	44
Toronto Hydro Corp.	3.485%	2/28/48	CAD	2,301	1,534
Toronto Hydro Corp.	2.990%	12/10/49	CAD	789	479
Toronto Hydro Corp.	3.270%	10/18/51	CAD	1,035	653
Toronto-Dominion Bank	3.005%	5/30/23	CAD	6,769	5,260
Toronto-Dominion Bank	1.909%	7/18/23	CAD	6,102	4,678
Toronto-Dominion Bank	2.850%	3/8/24	CAD	6,983	5,352
Toronto-Dominion Bank	0.500%	4/3/24	EUR	5,867	6,132
Toronto-Dominion Bank	2.050%	7/10/24	AUD	2,370	1,614
Toronto-Dominion Bank	3.226%	7/24/24	CAD	5,672	4,395
Toronto-Dominion Bank	2.496%	12/2/24	CAD	11,001	8,270
Toronto-Dominion Bank	1.943%	3/13/25	CAD	5,520	4,061

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Toronto-Dominion Bank	0.625%	6/6/25	EUR	6,318	6,526
	Toronto-Dominion Bank	2.667%	9/9/25	CAD	9,020	6,719
	Toronto-Dominion Bank	1.128%	12/9/25	CAD	4,693	3,307
	Toronto-Dominion Bank	2.260%	1/7/27	CAD	3,700	2,646
	Toronto-Dominion Bank	0.500%	1/18/27	EUR	4,000	3,906
	Toronto-Dominion Bank	0.100%	7/19/27	EUR	8,981	8,777
	Toronto-Dominion Bank	1.888%	3/8/28	CAD	13,043	8,933
	Toronto-Dominion Bank	1.896%	9/11/28	CAD	4,000	2,700
	Toronto-Dominion Bank	3.589%	9/14/28	CAD	5,610	4,347
	Toronto-Dominion Bank	3.224%	7/25/29	CAD	4,750	3,619
	Toronto-Dominion Bank	3.105%	4/22/30	CAD	9,477	7,112
	Toronto-Dominion Bank	4.859%	3/4/31	CAD	3,893	3,069
	Toronto-Dominion Bank	3.060%	1/26/32	CAD	4,423	3,220
	Toyota Credit Canada Inc.	3.040%	7/12/23	CAD	2,028	1,572
	Toyota Credit Canada Inc.	2.640%	3/27/24	CAD	1,600	1,223
	Toyota Credit Canada Inc.	1.270%	7/22/24	CAD	2,392	1,764
	Toyota Credit Canada Inc.	2.310%	10/23/24	CAD	2,484	1,866
	Toyota Credit Canada Inc.	2.110%	2/26/25	CAD	2,258	1,677
	Toyota Credit Canada Inc.	1.180%	2/23/26	CAD	1,770	1,245
	Toyota Credit Canada Inc.	1.660%	7/20/26	CAD	392	278
	TransCanada PipeLines Ltd.	3.690%	7/19/23	CAD	2,366	1,844
	TransCanada PipeLines Ltd.	3.300%	7/17/25	CAD	3,779	2,875
	TransCanada PipeLines Ltd.	3.800%	4/5/27	CAD	6,395	4,849
	TransCanada PipeLines Ltd.	3.390%	3/15/28	CAD	2,455	1,805
	TransCanada PipeLines Ltd.	6.280%	5/26/28	CAD	2,037	1,697
	TransCanada PipeLines Ltd.	3.000%	9/18/29	CAD	3,015	2,098
	TransCanada PipeLines Ltd.	2.970%	6/9/31	CAD	2,689	1,799
	TransCanada PipeLines Ltd.	8.050%	2/17/39	CAD	18	18
	TransCanada PipeLines Ltd.	4.550%	11/15/41	CAD	3,659	2,488
	TransCanada PipeLines Ltd.	4.350%	6/6/46	CAD	2,506	1,627
	TransCanada PipeLines Ltd.	4.330%	9/16/47	CAD	3,774	2,432
	TransCanada PipeLines Ltd.	4.180%	7/3/48	CAD	4,046	2,536
	TransCanada PipeLines Ltd.	4.340%	10/15/49	CAD	3,770	2,407
	Trillium Health Partners Volunteers	3.702%	12/20/58	CAD	485	335
	University of Ottawa	2.635%	2/13/60	CAD	1,661	885
	University of Toronto	5.841%	12/15/43	CAD	26	25
	University of Toronto	4.251%	12/7/51	CAD	1,128	874
	University of Western Ontario	4.798%	5/24/47	CAD	36	30
[3]	Vancouver Airport Authority	7.425%	12/7/26	CAD	6,769	6,063
	Vancouver Airport Authority	3.857%	11/10/45	CAD	476	339
	Vancouver Airport Authority	2.874%	10/18/49	CAD	876	516
	Vancouver Airport Authority	2.800%	9/21/50	CAD	1,528	878
	Westcoast Energy Inc.	3.430%	9/12/24	CAD	3,024	2,330
	Westcoast Energy Inc.	3.770%	12/8/25	CAD	1,763	1,356
	Westcoast Energy Inc.	4.791%	10/28/41	CAD	999	721
	WSP Global Inc.	2.408%	4/19/28	CAD	1,371	955
	York University	6.480%	3/7/42	CAD	779	779
						1,449,300
China (0.0%)
	Industrial & Commercial Bank of China Ltd.	0.125%	10/28/24	EUR	1,860	1,911
	Prosus NV	1.539%	8/3/28	EUR	696	622
[3]	Prosus NV	1.288%	7/13/29	EUR	1,684	1,434
	Prosus NV	2.031%	8/3/32	EUR	3,615	2,958
[3]	Prosus NV	1.985%	7/13/33	EUR	2,586	2,066
	Prosus NV	2.778%	1/19/34	EUR	4,300	3,632

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
State Grid Europe Development 2014 plc	2.450%	1/26/27	EUR	1,012	1,066
State Grid Overseas Investment BVI Ltd.	1.375%	5/2/25	EUR	3,159	3,277
State Grid Overseas Investment BVI Ltd.	0.797%	8/5/26	EUR	12,455	12,258
State Grid Overseas Investment BVI Ltd.	2.125%	5/2/30	EUR	3,115	3,111
					32,335
Czech Republic (0.0%)
CEZ A/S	4.875%	4/16/25	EUR	5,641	6,456
CEZ A/S	3.000%	6/5/28	EUR	5,641	6,027
CPI Property Group SA	1.625%	4/23/27	EUR	5,794	5,443
CPI Property Group SA	2.750%	1/22/28	GBP	1,093	1,234
CPI Property Group SA	1.500%	1/27/31	EUR	4,981	4,084
EP Infrastructure A/S	1.659%	4/26/24	EUR	2,156	1,913
EP Infrastructure A/S	1.698%	7/30/26	EUR	1,836	1,500
EP Infrastructure A/S	2.045%	10/9/28	EUR	4,708	3,683
EP Infrastructure A/S	1.816%	3/2/31	EUR	1,846	1,393
					31,733
Denmark (0.5%)
AP Moller - Maersk A/S	4.000%	4/4/25	GBP	12,000	15,508
AP Moller - Maersk A/S	1.750%	3/16/26	EUR	25,225	26,629
AP Moller - Maersk A/S	0.750%	11/25/31	EUR	12,586	11,386
BASF SE	1.500%	3/17/31	EUR	3,000	2,953
Carlsberg Breweries A/S	0.500%	9/6/23	EUR	100	105
Carlsberg Breweries A/S	2.500%	5/28/24	EUR	7,672	8,249
Carlsberg Breweries A/S	0.375%	6/30/27	EUR	4,000	3,875
Carlsberg Breweries A/S	0.875%	7/1/29	EUR	4,513	4,305
Danfoss Finance I BV	0.125%	4/28/26	EUR	4,769	4,691
Danfoss Finance I BV	0.375%	10/28/28	EUR	2,000	1,875
Danica Pension Livsforsikrings AB	4.375%	9/29/45	EUR	1,535	1,683
Danske Bank A/S	1.375%	5/24/22	EUR	2,257	2,383
Danske Bank A/S	0.875%	5/22/23	EUR	6,104	6,448
Danske Bank A/S	0.750%	6/2/23	EUR	7,266	7,680
Danske Bank A/S	0.625%	5/26/25	EUR	1,586	1,623
Danske Bank A/S	0.500%	8/27/25	EUR	9,900	10,134
Danske Bank A/S	0.750%	11/22/27	EUR	6,769	6,845
Danske Bank A/S	2.250%	1/14/28	GBP	8,815	10,375
Danske Bank A/S	0.750%	6/9/29	EUR	8,976	8,437
Danske Bank A/S	1.375%	2/12/30	EUR	9,836	9,860
Danske Bank A/S	1.000%	5/15/31	EUR	3,000	2,878
Deutsche Telekom AG	3.125%	2/6/34	GBP	700	845
Deutsche Wohnen SE	1.500%	4/30/30	EUR	3,800	3,614
DSV Panalpina Finance BV	0.875%	9/17/36	EUR	3,976	3,299
E.ON SE	0.000%	8/28/24	EUR	4,281	4,392
Hamburg Commercial Bank AG	0.375%	3/9/26	EUR	3,000	2,997
ISS Global A/S	2.125%	12/2/24	EUR	100	107
ISS Global A/S	0.875%	6/18/26	EUR	100	98
ISS Global A/S	1.500%	8/31/27	EUR	9,071	8,897
Jyske Bank A/S	0.375%	10/15/25	EUR	4,513	4,611
Jyske Bank A/S	2.250%	4/5/29	EUR	5,010	5,272
Jyske Realkredit A/S	0.250%	7/1/23	EUR	3,610	3,800
Jyske Realkredit A/S	0.375%	4/1/25	EUR	3,159	3,245
Jyske Realkredit A/S	0.500%	10/1/26	EUR	10,010	10,125
Merck Financial Services GmbH	0.500%	7/16/28	EUR	4,000	3,918
Nordea Kredit Realkreditaktieselskab	1.000%	4/1/26	DKK	26,000	3,620
Nordea Kredit Realkreditaktieselskab	1.000%	10/1/26	DKK	200,000	27,666
Nordea Kredit Realkreditaktieselskab	3.500%	10/1/44	DKK	47	7

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Novo Nordisk Finance Netherlands BV	0.000%	6/4/24	EUR	7,355	7,593
Nykredit Realkredit A/S	2.000%	1/1/25	DKK	186,107	26,921
Nykredit Realkredit A/S	0.500%	7/10/25	EUR	9,547	9,726
Nykredit Realkredit A/S	2.000%	1/1/26	DKK	150,000	21,641
Nykredit Realkredit A/S	1.000%	7/1/26	DKK	128,571	17,849
Nykredit Realkredit A/S	1.000%	1/1/27	DKK	339,034	46,752
Nykredit Realkredit A/S	0.750%	1/20/27	EUR	678	664
Nykredit Realkredit A/S	0.375%	1/17/28	EUR	21,404	19,964
Nykredit Realkredit A/S	2.000%	10/1/47	DKK	16,167	2,127
Orsted A/S	1.500%	11/26/29	EUR	20,218	20,558
Orsted A/S	4.875%	1/12/32	GBP	7,001	10,049
Orsted A/S	2.500%	5/16/33	GBP	4,000	4,702
Orsted A/S	5.750%	4/9/40	GBP	452	740
Orsted A/S	6.250%	6/26/13	EUR	472	519
Orsted A/S	2.500%	2/18/21	GBP	1,100	1,118
Sydbank A/S	1.375%	9/18/23	EUR	4,513	4,784
Vonovia SE	0.250%	9/1/28	EUR	3,000	2,684
					432,826
Estonia (0.0%)
Luminor Bank A/S	0.539%	9/23/26	EUR	22,685	21,944
Finland (0.2%)
Aktia Bank OYJ	0.375%	3/5/26	EUR	4,600	4,677
Citycon Treasury BV	2.375%	1/15/27	EUR	4,513	4,114
Elenia Verkko OYJ	0.375%	2/6/27	EUR	4,513	4,358
Kojamo OYJ	1.875%	5/27/27	EUR	3,631	3,672
Kojamo OYJ	0.875%	5/28/29	EUR	4,562	4,095
Metso Outotec OYJ	0.875%	5/26/28	EUR	1,500	1,422
Nordea Bank Abp	1.125%	2/12/25	EUR	100	105
Nordea Bank Abp	0.550%	6/23/25	CHF	5,780	5,871
Nordea Bank Abp	1.125%	2/16/27	EUR	10,000	10,169
Nordea Bank Abp	0.500%	5/14/27	EUR	9,513	9,409
Nordea Bank Abp	0.500%	11/2/28	EUR	3,562	3,351
Nordea Bank Abp	0.500%	3/19/31	EUR	4,000	3,615
Nordea Bank Abp	1.625%	12/9/32	GBP	2,391	2,652
Nordea Kiinnitysluottopankki OYJ	0.250%	11/21/23	EUR	2,257	2,366
Nordea Kiinnitysluottopankki OYJ	0.250%	3/18/26	EUR	12,511	12,648
Nordea Kiinnitysluottopankki OYJ	0.625%	3/17/27	EUR	10,380	10,528
OP Corporate Bank plc	0.375%	8/29/23	EUR	2,708	2,846
OP Corporate Bank plc	0.375%	2/26/24	EUR	6,069	6,319
OP Corporate Bank plc	0.375%	6/19/24	EUR	3,610	3,723
OP Corporate Bank plc	0.125%	7/1/24	EUR	1,952	2,016
OP Corporate Bank plc	1.000%	5/22/25	EUR	4,513	4,691
OP Corporate Bank plc	0.500%	8/12/25	EUR	1,468	1,499
OP Corporate Bank plc	0.600%	1/18/27	EUR	9,929	9,736
OP Corporate Bank plc	0.100%	11/16/27	EUR	9,781	9,293
OP Corporate Bank plc	0.375%	6/16/28	EUR	5,000	4,652
OP Corporate Bank plc	0.625%	11/12/29	EUR	5,867	5,376
OP Corporate Bank plc	1.625%	6/9/30	EUR	11,282	11,469
OP Mortgage Bank	0.625%	9/4/22	EUR	10,244	10,838
OP Mortgage Bank	0.250%	5/11/23	EUR	3,044	3,209
OP Mortgage Bank	0.250%	3/13/24	EUR	13,538	14,117
OP Mortgage Bank	1.000%	11/28/24	EUR	3,159	3,324
OP Mortgage Bank	0.010%	11/19/26	EUR	4,513	4,457
OP Mortgage Bank	0.625%	2/15/29	EUR	4,513	4,461
OP Mortgage Bank	0.010%	11/19/30	EUR	13,538	12,365

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Sampo OYJ	3.375%	5/23/49	EUR	6,136	6,368
Sampo OYJ	2.500%	9/3/52	EUR	11,973	11,052
SATO OYJ	1.375%	5/31/24	EUR	3,000	3,109
SATO OYJ	1.375%	2/24/28	EUR	7,000	6,605
Stora Enso OYJ	2.500%	6/7/27	EUR	2,031	2,194
Stora Enso OYJ	2.500%	3/21/28	EUR	2,606	2,772
					229,543
France (3.0%)
Aeroports de Paris	1.500%	7/24/23	EUR	2,300	2,447
Aeroports de Paris	3.125%	6/11/24	EUR	1,300	1,428
Aeroports de Paris	1.500%	4/7/25	EUR	1,900	2,005
Aeroports de Paris	2.125%	10/2/26	EUR	13,200	14,054
Aeroports de Paris	1.000%	1/5/29	EUR	12,100	11,781
Aeroports de Paris	2.750%	4/2/30	EUR	8,900	9,658
Aeroports de Paris	1.500%	7/2/32	EUR	3,300	3,113
Aeroports de Paris	1.125%	6/18/34	EUR	1,400	1,208
Aeroports de Paris	2.125%	10/11/38	EUR	3,400	3,107
Air Liquide Finance SA	1.000%	4/2/25	EUR	11,600	12,129
Air Liquide Finance SA	1.250%	6/3/25	EUR	2,600	2,737
Air Liquide Finance SA	1.250%	6/13/28	EUR	400	413
Air Liquide Finance SA	1.375%	4/2/30	EUR	7,200	7,379
Air Liquide SA	2.375%	9/6/23	EUR	1,100	1,191
Airbus Finance BV	2.375%	4/2/24	EUR	4,197	4,512
Airbus Finance BV	2.125%	10/29/29	EUR	1,447	1,530
Airbus Finance BV	1.375%	5/13/31	EUR	6,131	5,974
Airbus SE	1.625%	4/7/25	EUR	2,196	2,321
Airbus SE	1.375%	6/9/26	EUR	3,594	3,736
Airbus SE	1.625%	6/9/30	EUR	4,500	4,532
Airbus SE	2.375%	4/7/32	EUR	2,486	2,606
Airbus SE	2.375%	6/9/40	EUR	6,087	5,732
Alstom SA	0.250%	10/14/26	EUR	6,600	6,443
Alstom SA	0.000%	1/11/29	EUR	1,700	1,515
Altarea SCA	2.250%	7/5/24	EUR	4,600	4,808
APRR SA	1.500%	1/15/24	EUR	200	213
APRR SA	1.875%	1/15/25	EUR	1,200	1,283
APRR SA	1.125%	1/9/26	EUR	4,900	5,089
APRR SA	1.250%	1/6/27	EUR	5,000	5,174
APRR SA	1.250%	1/18/28	EUR	3,400	3,478
APRR SA	1.500%	1/25/30	EUR	200	204
APRR SA	1.875%	1/6/31	EUR	100	104
APRR SA	1.625%	1/13/32	EUR	4,300	4,352
APRR SA	1.500%	1/17/33	EUR	100	99
Arkea Home Loans SFH SA	2.375%	7/11/23	EUR	2,800	3,021
Arkea Home Loans SFH SA	0.375%	3/4/24	EUR	400	418
Arkea Home Loans SFH SA	0.750%	10/5/27	EUR	20	20
Arkea Home Loans SFH SA	1.500%	6/1/33	EUR	4,600	4,648
Arkema SA	1.500%	1/20/25	EUR	100	106
Arkema SA	0.125%	10/14/26	EUR	10,000	9,900
Arkema SA	1.500%	4/20/27	EUR	8,900	9,218
Arkema SA	1.500%	12/31/99	EUR	3,000	2,872
Atos SE	1.750%	5/7/25	EUR	2,600	2,622
Autoroutes du Sud de la France SA	2.875%	1/18/23	EUR	1,600	1,722
Autoroutes du Sud de la France SA	2.950%	1/17/24	EUR	2,400	2,608
Autoroutes du Sud de la France SA	1.125%	4/20/26	EUR	500	518
Autoroutes du Sud de la France SA	1.000%	5/13/26	EUR	4,900	5,054

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Autoroutes du Sud de la France SA	1.250%	1/18/27	EUR	100	103
Autoroutes du Sud de la France SA	1.375%	6/27/28	EUR	10,500	10,785
Autoroutes du Sud de la France SA	1.375%	2/21/31	EUR	3,700	3,704
AXA Bank Europe SCF	0.500%	4/18/25	EUR	12,700	13,097
AXA Bank Europe SCF	1.375%	4/18/33	EUR	7,100	7,099
AXA Home Loan SFH SA	0.010%	10/16/29	EUR	4,600	4,287
AXA SA	1.375%	10/7/41	EUR	3,976	3,485
AXA SA	5.125%	7/4/43	EUR	1,012	1,115
AXA SA	3.375%	7/6/47	EUR	15,807	16,825
AXA SA	3.875%	5/20/49	EUR	6,976	7,456
AXA SA	3.250%	5/28/49	EUR	13,696	14,183
AXA SA	6.686%	7/29/49	GBP	813	1,112
AXA SA	3.941%	11/29/49	EUR	871	933
AXA SA	5.453%	11/29/49	GBP	2,776	3,629
AXA SA	5.625%	1/16/54	GBP	4,458	5,785
Banque Federative du Credit Mutuel SA	0.750%	6/15/23	EUR	24,900	26,341
Banque Federative du Credit Mutuel SA	0.443%	10/12/23	JPY	700,000	5,397
Banque Federative du Credit Mutuel SA	3.000%	11/28/23	EUR	3,700	4,031
Banque Federative du Credit Mutuel SA	2.250%	12/18/23	GBP	1,400	1,740
Banque Federative du Credit Mutuel SA	2.625%	3/18/24	EUR	4,600	4,982
Banque Federative du Credit Mutuel SA	3.000%	5/21/24	EUR	8,495	9,198
Banque Federative du Credit Mutuel SA	0.250%	10/10/24	JPY	900,000	6,903
Banque Federative du Credit Mutuel SA	0.384%	10/11/24	JPY	100,000	769
Banque Federative du Credit Mutuel SA	1.750%	12/19/24	GBP	4,400	5,327
Banque Federative du Credit Mutuel SA	1.250%	1/14/25	EUR	20,300	21,271
Banque Federative du Credit Mutuel SA	0.750%	7/17/25	EUR	7,400	7,563
Banque Federative du Credit Mutuel SA	3.000%	9/11/25	EUR	2,300	2,474
Banque Federative du Credit Mutuel SA	1.250%	12/5/25	GBP	5,000	5,879
Banque Federative du Credit Mutuel SA	1.625%	1/19/26	EUR	100	105
Banque Federative du Credit Mutuel SA	2.375%	3/24/26	EUR	9,700	10,110
Banque Federative du Credit Mutuel SA	0.010%	5/11/26	EUR	21,100	20,606
Banque Federative du Credit Mutuel SA	0.750%	6/8/26	EUR	10,600	10,677
Banque Federative du Credit Mutuel SA	1.000%	7/16/26	GBP	7,000	8,073
Banque Federative du Credit Mutuel SA	1.875%	11/4/26	EUR	2,600	2,635
Banque Federative du Credit Mutuel SA	2.625%	3/31/27	EUR	400	418
Banque Federative du Credit Mutuel SA	0.100%	10/8/27	EUR	6,000	5,694
Banque Federative du Credit Mutuel SA	1.625%	11/15/27	EUR	2,300	2,265
Banque Federative du Credit Mutuel SA	0.875%	12/7/27	GBP	1,000	1,107
Banque Federative du Credit Mutuel SA	2.500%	5/25/28	EUR	2,300	2,341
Banque Federative du Credit Mutuel SA	0.250%	6/29/28	EUR	12,000	11,271
Banque Federative du Credit Mutuel SA	0.250%	7/19/28	EUR	9,800	8,939
Banque Federative du Credit Mutuel SA	1.875%	10/26/28	GBP	3,000	3,453
Banque Federative du Credit Mutuel SA	0.625%	11/3/28	EUR	21,900	20,310
Banque Federative du Credit Mutuel SA	1.875%	6/18/29	EUR	4,600	4,409
Banque Federative du Credit Mutuel SA	0.750%	1/17/30	EUR	1,100	1,000
Banque Federative du Credit Mutuel SA	1.250%	6/3/30	EUR	2,800	2,624
Banque Federative du Credit Mutuel SA	0.625%	2/21/31	EUR	12,600	11,009
BNP Paribas Cardif SA	4.032%	11/29/49	EUR	400	433
BNP Paribas Home Loan SFH SA	0.875%	11/14/24	EUR	2,257	2,366
BNP Paribas SA	2.875%	9/26/23	EUR	2,505	2,728
BNP Paribas SA	1.125%	10/10/23	EUR	5,326	5,633
BNP Paribas SA	1.125%	11/22/23	EUR	100	106
BNP Paribas SA	2.375%	5/20/24	EUR	3,836	4,146
BNP Paribas SA	1.000%	6/27/24	EUR	2,257	2,358
BNP Paribas SA	1.125%	8/28/24	EUR	3,000	3,135

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
BNP Paribas SA	2.375%	2/17/25	EUR	2,257	2,400
BNP Paribas SA	1.250%	3/19/25	EUR	4,513	4,678
BNP Paribas SA	0.500%	7/15/25	EUR	1,900	1,953
BNP Paribas SA	1.500%	11/17/25	EUR	9,251	9,577
BNP Paribas SA	3.375%	1/23/26	GBP	1,219	1,520
BNP Paribas SA	1.125%	6/11/26	EUR	11,697	11,856
BNP Paribas SA	2.875%	10/1/26	EUR	2,166	2,291
BNP Paribas SA	2.125%	1/23/27	EUR	13,100	13,719
BNP Paribas SA	0.375%	10/14/27	EUR	10,000	9,659
BNP Paribas SA	1.875%	12/14/27	GBP	2,800	3,212
BNP Paribas SA	0.500%	2/19/28	EUR	8,200	7,873
BNP Paribas SA	0.500%	9/1/28	EUR	5,300	5,010
BNP Paribas SA	1.125%	4/17/29	EUR	4,600	4,446
BNP Paribas SA	1.375%	5/28/29	EUR	12,400	12,028
BNP Paribas SA	2.538%	7/13/29	CAD	1,691	1,148
BNP Paribas SA	0.500%	1/19/30	EUR	16,800	15,274
BNP Paribas SA	0.875%	7/11/30	EUR	5,000	4,617
BNP Paribas SA	2.375%	11/20/30	EUR	4,600	4,752
BNP Paribas SA	1.625%	7/2/31	EUR	3,000	2,689
BNP Paribas SA	1.250%	7/13/31	GBP	3,800	3,842
BNP Paribas SA	1.125%	1/15/32	EUR	7,000	6,663
BNP Paribas SA	2.000%	9/13/36	GBP	2,100	2,070
Bouygues SA	5.500%	10/6/26	GBP	2,800	3,910
Bouygues SA	1.375%	6/7/27	EUR	1,700	1,764
Bouygues SA	1.125%	7/24/28	EUR	2,300	2,311
Bouygues SA	0.500%	2/11/30	EUR	2,500	2,312
BPCE SA	0.375%	10/5/23	EUR	6,400	6,725
BPCE SA	0.875%	1/31/24	EUR	6,400	6,704
BPCE SA	1.000%	7/15/24	EUR	3,900	4,092
BPCE SA	3.000%	7/19/24	EUR	4,000	4,402
BPCE SA	0.625%	9/26/24	EUR	11,100	11,457
BPCE SA	1.000%	4/1/25	EUR	6,800	6,991
BPCE SA	0.625%	4/28/25	EUR	10,800	11,066
BPCE SA	0.250%	1/15/26	EUR	4,900	4,890
BPCE SA	1.375%	12/23/26	GBP	3,300	3,803
BPCE SA	0.010%	1/14/27	EUR	2,200	2,111
BPCE SA	0.500%	9/15/27	EUR	7,600	7,355
BPCE SA	2.750%	11/30/27	EUR	2,300	2,452
BPCE SA	1.625%	1/31/28	EUR	6,000	5,996
BPCE SA	4.500%	4/26/28	AUD	9,240	6,349
BPCE SA	5.250%	4/16/29	GBP	1,400	1,875
BPCE SA	0.625%	1/15/30	EUR	6,400	5,914
BPCE SA	0.250%	1/14/31	EUR	25,200	21,956
BPCE SFH SA	2.375%	11/29/23	EUR	2,300	2,490
BPCE SFH SA	0.375%	2/21/24	EUR	5,800	6,069
BPCE SFH SA	1.750%	6/27/24	EUR	9,100	9,751
BPCE SFH SA	1.000%	2/24/25	EUR	6,200	6,507
BPCE SFH SA	0.398%	4/24/25	EUR	9,100	9,355
BPCE SFH SA	0.750%	9/2/25	EUR	31,600	32,767
BPCE SFH SA	0.625%	9/22/27	EUR	2,300	2,317
BPCE SFH SA	0.010%	11/10/27	EUR	34,600	33,631
BPCE SFH SA	0.875%	4/13/28	EUR	5,600	5,684
BPCE SFH SA	0.750%	2/23/29	EUR	25,400	25,304
BPCE SFH SA	1.000%	6/8/29	EUR	2,200	2,225
BPCE SFH SA	0.125%	12/3/30	EUR	22,000	20,276

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	BPCE SFH SA	0.625%	5/29/31	EUR	4,600	4,399
[4]	Caisse Centrale du Credit Immobilier de France SA	0.050%	3/25/25	EUR	4,600	4,747
	Caisse de Refinancement de l'Habitat SA	3.900%	10/20/23	EUR	2,257	2,494
	Caisse de Refinancement de l'Habitat SA	3.600%	3/8/24	EUR	5,235	5,798
	Caisse de Refinancement de l'Habitat SA	2.400%	1/17/25	EUR	506	551
	Caisse de Refinancement de l'Habitat SA	0.010%	2/7/28	EUR	4,600	4,441
	Caisse de Refinancement de l'Habitat SA	0.010%	10/8/29	EUR	9,500	8,871
	Caisse Nationale de Reassurance Mutuelle Agricole Groupama	6.000%	1/23/27	EUR	5,300	6,201
	Caisse Nationale de Reassurance Mutuelle Agricole Groupama	3.375%	9/24/28	EUR	3,800	3,924
	Caisse Nationale de Reassurance Mutuelle Agricole Groupama	6.375%	5/29/49	EUR	3,000	3,357
	Capgemini SE	2.500%	7/1/23	EUR	3,000	3,225
	Capgemini SE	1.000%	10/18/24	EUR	3,100	3,243
	Capgemini SE	1.750%	4/18/28	EUR	5,900	6,126
	Capgemini SE	2.000%	4/15/29	EUR	3,000	3,132
	Capgemini SE	1.125%	6/23/30	EUR	4,800	4,643
	Capgemini SE	2.375%	4/15/32	EUR	5,400	5,672
	Carmila SA	2.125%	3/7/28	EUR	500	488
	Carmila SA	1.625%	4/1/29	EUR	1,100	1,006
	Carrefour SA	0.875%	6/12/23	EUR	100	106
	Carrefour SA	0.750%	4/26/24	EUR	4,107	4,271
	Carrefour SA	1.250%	6/3/25	EUR	7,267	7,540
	Carrefour SA	1.750%	5/4/26	EUR	5,400	5,597
	Carrefour SA	2.625%	12/15/27	EUR	4,600	4,890
	Cie de Financement Foncier SA	0.325%	9/12/23	EUR	6,400	6,730
	Cie de Financement Foncier SA	2.000%	5/7/24	EUR	6,500	6,993
	Cie de Financement Foncier SA	0.500%	9/4/24	EUR	4,600	4,789
	Cie de Financement Foncier SA	0.375%	12/11/24	EUR	500	517
	Cie de Financement Foncier SA	0.750%	1/21/25	EUR	3,300	3,443
	Cie de Financement Foncier SA	4.000%	10/24/25	EUR	11,417	13,132
	Cie de Financement Foncier SA	1.000%	2/2/26	EUR	50	52
	Cie de Financement Foncier SA	0.750%	5/29/26	EUR	1,000	1,027
	Cie de Financement Foncier SA	0.225%	9/14/26	EUR	2,600	2,603
	Cie de Financement Foncier SA	5.500%	1/26/27	GBP	1,061	1,512
	Cie de Financement Foncier SA	0.375%	4/9/27	EUR	2,300	2,298
	Cie de Financement Foncier SA	0.010%	11/10/27	EUR	22,600	21,908
	Cie de Financement Foncier SA	0.750%	1/11/28	EUR	5,000	5,047
	Cie de Financement Foncier SA	0.500%	3/16/28	EUR	10,700	10,597
	Cie de Financement Foncier SA	0.875%	9/11/28	EUR	8,500	8,577
	Cie de Financement Foncier SA	3.875%	4/25/55	EUR	1,806	2,790
	Cie de Saint-Gobain	1.000%	3/17/25	EUR	3,300	3,423
	Cie de Saint-Gobain	2.375%	10/4/27	EUR	4,600	4,970
	Cie de Saint-Gobain	1.875%	9/21/28	EUR	6,000	6,288
	Cie de Saint-Gobain	1.875%	3/15/31	EUR	5,300	5,380
	Cie Financiere et Industrielle des Autoroutes SA	0.375%	2/7/25	EUR	3,600	3,694
	Cie Generale des Etablissements Michelin SCA	0.000%	11/2/28	EUR	7,200	6,712
	Cie Generale des Etablissements Michelin SCA	0.250%	11/2/32	EUR	4,000	3,420
	Cie Generale des Etablissements Michelin SCA	2.500%	9/3/38	EUR	2,300	2,388
	CNP Assurances	4.250%	6/5/45	EUR	5,000	5,498

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
CNP Assurances	4.500%	6/10/47	EUR	3,500	3,947
CNP Assurances	4.000%	11/29/49	EUR	3,000	3,219
CNP Assurances	2.500%	6/30/51	EUR	3,200	3,037
Coentreprise de Transport d'Electricite SA	2.125%	7/29/32	EUR	7,400	7,502
Covivio	1.875%	5/20/26	EUR	100	105
Covivio	1.500%	6/21/27	EUR	2,000	2,029
Covivio	2.375%	2/20/28	EUR	100	103
Covivio	1.625%	6/23/30	EUR	6,600	6,316
Covivio Hotels SACA	1.875%	9/24/25	EUR	400	420
Covivio Hotels SACA	1.000%	7/27/29	EUR	5,200	4,813
Credit Agricole Assurances SA	4.750%	9/27/48	EUR	2,300	2,546
Credit Agricole Assurances SA	4.250%	12/31/49	EUR	3,300	3,532
Credit Agricole Home Loan SFH SA	0.625%	9/11/23	EUR	1,355	1,431
Credit Agricole Home Loan SFH SA	0.375%	9/30/24	EUR	2,300	2,386
Credit Agricole Home Loan SFH SA	0.500%	4/3/25	EUR	2,300	2,375
Credit Agricole Home Loan SFH SA	4.000%	7/16/25	EUR	950	1,086
Credit Agricole Home Loan SFH SA	0.500%	2/19/26	EUR	500	511
Credit Agricole Home Loan SFH SA	0.750%	5/5/27	EUR	16,300	16,588
Credit Agricole Home Loan SFH SA	0.875%	8/11/28	EUR	6,800	6,876
Credit Agricole Home Loan SFH SA	1.000%	1/16/29	EUR	6,800	6,893
Credit Agricole Home Loan SFH SA	0.050%	12/6/29	EUR	4,600	4,294
Credit Agricole Home Loan SFH SA	1.250%	3/24/31	EUR	8,200	8,289
Credit Agricole Home Loan SFH SA	0.010%	11/3/31	EUR	4,600	4,094
Credit Agricole Home Loan SFH SA	1.375%	2/3/32	EUR	2,100	2,129
Credit Agricole Home Loan SFH SA	0.875%	5/6/34	EUR	6,800	6,359
Credit Agricole Home Loan SFH SA	1.500%	9/28/38	EUR	2,300	2,249
Credit Agricole Public Sector SCF SA	1.875%	6/7/23	EUR	4,700	5,040
Credit Agricole Public Sector SCF SA	0.500%	10/10/25	EUR	9,800	10,052
Credit Agricole Public Sector SCF SA	0.250%	10/31/26	EUR	13,078	13,087
Credit Agricole Public Sector SCF SA	0.875%	8/2/27	EUR	247	252
Credit Agricole Public Sector SCF SA	0.010%	9/13/28	EUR	4,600	4,388
Credit Agricole Public Sector SCF SA	0.625%	3/29/29	EUR	6,400	6,306
Credit Agricole SA	3.125%	7/17/23	EUR	300	326
Credit Agricole SA	7.375%	12/18/23	GBP	250	334
Credit Agricole SA	2.375%	5/20/24	EUR	6,400	6,924
Credit Agricole SA	0.500%	6/24/24	EUR	3,000	3,106
Credit Agricole SA	1.000%	9/16/24	EUR	900	945
Credit Agricole SA	3.125%	2/5/26	EUR	1,900	2,119
Credit Agricole SA	1.000%	4/22/26	EUR	2,800	2,862
Credit Agricole SA	1.875%	12/20/26	EUR	4,600	4,737
Credit Agricole SA	2.625%	3/17/27	EUR	9,071	9,501
Credit Agricole SA	1.375%	5/3/27	EUR	400	410
Credit Agricole SA	0.514%	7/6/27	JPY	1,100,000	8,319
Credit Agricole SA	0.375%	4/20/28	EUR	2,000	1,846
Credit Agricole SA	1.750%	3/5/29	EUR	10,500	10,401
Credit Agricole SA	2.000%	3/25/29	EUR	2,200	2,149
Credit Agricole SA	1.000%	7/3/29	EUR	12,200	11,814
Credit Agricole SA	0.500%	9/21/29	EUR	15,400	14,156
Credit Agricole SA	1.625%	6/5/30	EUR	11,200	11,406
Credit Agricole SA	0.875%	1/14/32	EUR	3,300	2,916
Credit Mutuel Arkea SA	1.250%	5/31/24	EUR	9,800	10,314
Credit Mutuel Arkea SA	0.875%	5/7/27	EUR	5,900	5,854
Credit Mutuel Arkea SA	0.375%	10/3/28	EUR	4,700	4,394
Credit Mutuel Arkea SA	3.500%	2/9/29	EUR	9,000	9,635
Credit Mutuel Arkea SA	1.125%	5/23/29	EUR	1,100	1,064

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Credit Mutuel Home Loan SFH SA	2.500%	9/11/23	EUR	1,400	1,516
	Credit Mutuel Home Loan SFH SA	4.125%	1/19/24	EUR	2,800	3,120
	Credit Mutuel Home Loan SFH SA	0.250%	4/30/24	EUR	4,600	4,785
	Credit Mutuel Home Loan SFH SA	1.750%	6/19/24	EUR	4,600	4,929
	Credit Mutuel Home Loan SFH SA	0.625%	2/10/25	EUR	1,100	1,143
	Credit Mutuel Home Loan SFH SA	0.625%	2/2/26	EUR	2,300	2,361
	Credit Mutuel Home Loan SFH SA	0.875%	4/7/26	EUR	282	292
	Credit Mutuel Home Loan SFH SA	0.750%	9/15/27	EUR	4,000	4,051
	Credit Mutuel Home Loan SFH SA	1.000%	4/30/28	EUR	15,000	15,325
	Credit Mutuel Home Loan SFH SA	0.010%	7/20/28	EUR	10,100	9,661
	Credit Mutuel Home Loan SFH SA	1.000%	1/30/29	EUR	2,700	2,737
	Danone SA	0.424%	11/3/22	EUR	3,000	3,169
	Danone SA	2.600%	6/28/23	EUR	2,700	2,916
	Danone SA	1.250%	5/30/24	EUR	100	106
	Danone SA	0.709%	11/3/24	EUR	6,400	6,685
	Danone SA	1.125%	1/14/25	EUR	4,600	4,830
	Danone SA	0.000%	12/1/25	EUR	5,000	5,010
	Danone SA	0.571%	3/17/27	EUR	8,600	8,612
	Danone SA	0.520%	11/9/30	EUR	4,000	3,737
	Dassault Systemes SE	0.125%	9/16/26	EUR	2,300	2,278
	Dassault Systemes SE	0.375%	9/16/29	EUR	4,600	4,366
[5]	Dexia Credit Local SA	0.625%	2/3/24	EUR	28,000	29,440
[5]	Dexia Credit Local SA	1.250%	11/26/24	EUR	7,800	8,269
[5]	Dexia Credit Local SA	0.500%	1/17/25	EUR	11,400	11,835
[5]	Dexia Credit Local SA	2.125%	2/12/25	GBP	1,400	1,751
[5]	Dexia Credit Local SA	0.625%	1/17/26	EUR	2,100	2,156
[5]	Dexia Credit Local SA	1.000%	10/18/27	EUR	50	51
[5]	Dexia Credit Local SA	0.000%	1/21/28	EUR	5,700	5,505
	Edenred	1.375%	3/10/25	EUR	200	209
	Edenred	1.375%	6/18/29	EUR	3,000	2,973
	Electricite de France SA	4.625%	9/11/24	EUR	4,550	5,174
	Electricite de France SA	0.300%	10/14/24	CHF	5,135	5,202
	Electricite de France SA	4.000%	11/12/25	EUR	5,800	6,620
	Electricite de France SA	1.000%	10/13/26	EUR	7,400	7,588
	Electricite de France SA	4.125%	3/25/27	EUR	8,200	9,558
	Electricite de France SA	4.625%	4/26/30	EUR	50	62
	Electricite de France SA	2.000%	10/2/30	EUR	900	920
	Electricite de France SA	5.875%	7/18/31	GBP	1,399	2,036
	Electricite de France SA	5.625%	2/21/33	EUR	3,973	5,316
	Electricite de France SA	1.000%	11/29/33	EUR	1,000	879
	Electricite de France SA	6.125%	6/2/34	GBP	11,150	16,675
	Electricite de France SA	1.875%	10/13/36	EUR	4,900	4,483
	Electricite de France SA	5.500%	3/27/37	GBP	5,500	7,849
	Electricite de France SA	4.500%	11/12/40	EUR	1,850	2,285
	Electricite de France SA	5.500%	10/17/41	GBP	5,000	7,266
	Electricite de France SA	2.000%	12/9/49	EUR	5,900	4,784
	Electricite de France SA	5.125%	9/22/50	GBP	150	216
	Electricite de France SA	6.000%	1/23/14	GBP	4,300	6,734
	ELO SACA	2.375%	12/12/22	EUR	900	959
	ELO SACA	2.375%	4/25/25	EUR	3,700	3,807
	Engie Alliance GIE	5.750%	6/24/23	EUR	2,703	3,031
	Engie SA	0.875%	3/27/24	EUR	1,000	1,052
	Engie SA	0.875%	9/19/25	EUR	6,200	6,387
	Engie SA	1.000%	3/13/26	EUR	1,400	1,436
	Engie SA	2.375%	5/19/26	EUR	100	108

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Engie SA	0.375%	6/11/27	EUR	7,600	7,382
Engie SA	1.750%	3/27/28	EUR	3,400	3,508
Engie SA	1.375%	6/22/28	EUR	900	906
Engie SA	7.000%	10/30/28	GBP	1,850	2,834
Engie SA	2.125%	3/30/32	EUR	5,900	6,046
Engie SA	1.000%	10/26/36	EUR	2,000	1,656
Engie SA	2.000%	9/28/37	EUR	3,800	3,528
Engie SA	1.375%	6/21/39	EUR	3,000	2,472
Engie SA	1.250%	10/24/41	EUR	4,100	3,215
Engie SA	3.875%	6/2/49	EUR	700	746
Engie SA	5.000%	10/1/60	GBP	2,300	3,565
Engie SA	1.625%	12/31/99	EUR	4,300	4,236
Engie SA	5.950%	3/16/11	EUR	1,432	1,977
EssilorLuxottica SA	0.000%	5/27/23	EUR	100	105
EssilorLuxottica SA	2.625%	2/10/24	EUR	4,152	4,517
EssilorLuxottica SA	0.125%	5/27/25	EUR	4,600	4,679
EssilorLuxottica SA	0.500%	6/5/28	EUR	9,100	8,957
Eutelsat SA	2.000%	10/2/25	EUR	1,800	1,884
Eutelsat SA	2.250%	7/13/27	EUR	400	412
Eutelsat SA	1.500%	10/13/28	EUR	1,400	1,374
Gecina SA	1.500%	1/20/25	EUR	4,200	4,423
Gecina SA	1.375%	1/26/28	EUR	700	707
Gecina SA	1.000%	1/30/29	EUR	1,100	1,075
Gecina SA	1.625%	3/14/30	EUR	4,000	3,986
Gecina SA	0.875%	6/30/36	EUR	4,900	3,974
GELF Bond Issuer I SA	1.625%	10/20/26	EUR	1,000	1,005
GELF Bond Issuer I SA	1.125%	7/18/29	EUR	1,896	1,748
Groupe des Assurances du Credit Mutuel SADIR	1.850%	4/21/42	EUR	2,600	2,298
Holding d'Infrastructures de Transport SASU	2.250%	3/24/25	EUR	2,000	2,118
Holding d'Infrastructures de Transport SASU	1.625%	11/27/27	EUR	7,200	7,058
Holding d'Infrastructures de Transport SASU	1.625%	9/18/29	EUR	3,000	2,811
Holding d'Infrastructures des Metiers de l'Environnement	0.125%	9/16/25	EUR	4,730	4,677
Holding d'Infrastructures des Metiers de l'Environnement	0.625%	9/16/28	EUR	14,355	13,335
HSBC Continental Europe SA	0.250%	5/17/24	EUR	1,400	1,447
HSBC Continental Europe SA	0.100%	9/3/27	EUR	4,600	4,382
HSBC SFH France SA	2.000%	10/16/23	EUR	1,200	1,291
ICADE	1.125%	11/17/25	EUR	5,100	5,196
ICADE	1.000%	1/19/30	EUR	1,700	1,582
ICADE	0.625%	1/18/31	EUR	4,800	4,152
Icade Sante SAS	0.875%	11/4/29	EUR	8,000	7,511
Imerys SA	2.000%	12/10/24	EUR	200	212
Imerys SA	1.500%	1/15/27	EUR	400	407
Imerys SA	1.000%	7/15/31	EUR	400	345
Indigo Group SAS	1.625%	4/19/28	EUR	100	98
In'li SA	1.125%	7/2/29	EUR	800	752
JCDecaux SA	1.000%	6/1/23	EUR	4,600	4,863
JCDecaux SA	2.625%	4/24/28	EUR	2,300	2,375
JCDecaux SA	1.625%	2/7/30	EUR	1,000	943
Kering SA	1.250%	5/10/26	EUR	4,300	4,471
Klepierre SA	1.875%	2/19/26	EUR	3,500	3,687
Klepierre SA	1.375%	2/16/27	EUR	400	406
Klepierre SA	2.000%	5/12/29	EUR	2,100	2,131
Klepierre SA	0.625%	7/1/30	EUR	4,800	4,292

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Klepierre SA	1.250%	9/29/31	EUR	100	93
La Banque Postale Home Loan SFH SA	2.375%	1/15/24	EUR	2,300	2,490
La Banque Postale Home Loan SFH SA	0.625%	6/23/27	EUR	5,700	5,755
La Banque Postale Home Loan SFH SA	0.875%	2/7/28	EUR	4,100	4,164
La Banque Postale Home Loan SFH SA	1.000%	10/4/28	EUR	2,300	2,336
La Banque Postale Home Loan SFH SA	0.010%	10/22/29	EUR	25,300	23,539
La Banque Postale SA	1.000%	10/16/24	EUR	2,300	2,385
La Banque Postale SA	0.500%	6/17/26	EUR	1,000	1,004
La Banque Postale SA	2.000%	7/13/28	EUR	4,400	4,496
La Banque Postale SA	1.375%	4/24/29	EUR	1,400	1,358
La Banque Postale SA	0.750%	6/23/31	EUR	10,000	8,726
La Mondiale SAM	2.125%	6/23/31	EUR	1,000	917
La Mondiale SAM	5.050%	12/29/49	EUR	3,069	3,408
La Poste SA	2.750%	11/26/24	EUR	2,000	2,204
La Poste SA	1.125%	6/4/25	EUR	4,600	4,822
La Poste SA	0.625%	10/21/26	EUR	4,400	4,438
La Poste SA	0.375%	9/17/27	EUR	9,000	8,840
La Poste SA	1.450%	11/30/28	EUR	1,000	1,033
La Poste SA	0.000%	7/18/29	EUR	5,700	5,217
La Poste SA	1.375%	4/21/32	EUR	15,500	15,296
Legrand SA	0.750%	7/6/24	EUR	100	105
Legrand SA	0.750%	5/20/30	EUR	8,400	8,097
Legrand SA	0.375%	10/6/31	EUR	700	635
Legrand SA	1.875%	7/6/32	EUR	500	510
LVMH Moet Hennessy Louis Vuitton SE	1.000%	2/11/23	GBP	2,000	2,491
LVMH Moet Hennessy Louis Vuitton SE	0.000%	2/11/24	EUR	9,000	9,340
LVMH Moet Hennessy Louis Vuitton SE	0.750%	5/26/24	EUR	4,938	5,184
LVMH Moet Hennessy Louis Vuitton SE	0.000%	2/11/26	EUR	9,000	8,993
LVMH Moet Hennessy Louis Vuitton SE	1.125%	2/11/27	GBP	7,300	8,580
LVMH Moet Hennessy Louis Vuitton SE	0.125%	2/11/28	EUR	4,600	4,447
LVMH Moet Hennessy Louis Vuitton SE	0.375%	2/11/31	EUR	2,000	1,854
Mercialys SA	2.500%	2/28/29	EUR	1,500	1,462
MMS USA Investments Inc.	0.625%	6/13/25	EUR	9,700	9,893
MMS USA Investments Inc.	1.250%	6/13/28	EUR	6,100	6,067
MMS USA Investments Inc.	1.750%	6/13/31	EUR	2,900	2,862
Orange SA	0.750%	9/11/23	EUR	900	953
Orange SA	3.125%	1/9/24	EUR	100	110
Orange SA	1.125%	7/15/24	EUR	4,400	4,658
Orange SA	1.000%	5/12/25	EUR	4,600	4,787
Orange SA	1.000%	9/12/25	EUR	6,200	6,430
Orange SA	5.250%	12/5/25	GBP	624	851
Orange SA	0.000%	6/29/26	EUR	3,000	2,958
Orange SA	0.000%	9/4/26	EUR	2,900	2,845
Orange SA	0.875%	2/3/27	EUR	500	508
Orange SA	1.250%	7/7/27	EUR	3,700	3,807
Orange SA	1.375%	3/20/28	EUR	16,500	16,911
Orange SA	8.125%	11/20/28	GBP	2,934	4,776
Orange SA	2.000%	1/15/29	EUR	100	106
Orange SA	1.375%	1/16/30	EUR	1,200	1,211
Orange SA	1.875%	9/12/30	EUR	13,800	14,349
Orange SA	3.250%	1/15/32	GBP	9,700	12,074
Orange SA	1.625%	4/7/32	EUR	6,900	6,890
Orange SA	0.500%	9/4/32	EUR	8,800	7,810
Orange SA	8.125%	1/28/33	EUR	212	342
Orange SA	0.625%	12/16/33	EUR	3,400	2,962

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Orange SA	5.625%	1/23/34	GBP	1,779	2,682
Orange SA	0.750%	6/29/34	EUR	2,000	1,732
Orange SA	1.375%	9/4/49	EUR	1,900	1,581
Orange SA	5.000%	10/29/49	EUR	6,029	6,824
Orange SA	5.250%	12/29/49	EUR	5,431	5,993
Orange SA	1.375%	12/31/99	EUR	1,500	1,334
Orange SA	1.750%	12/31/99	EUR	2,100	1,961
Orange SA	2.375%	12/31/99	EUR	5,600	5,762
Pernod Ricard SA	0.000%	10/24/23	EUR	100	104
Pernod Ricard SA	1.125%	4/7/25	EUR	300	314
Pernod Ricard SA	1.500%	5/18/26	EUR	1,400	1,470
Pernod Ricard SA	0.125%	10/4/29	EUR	7,000	6,392
Pernod Ricard SA	1.750%	4/8/30	EUR	100	103
Pernod Ricard SA	0.875%	10/24/31	EUR	4,700	4,383
PSA Banque France SA	0.625%	6/21/24	EUR	3,000	3,110
PSA Tresorerie GIE	6.000%	9/19/33	EUR	1,783	2,178
Publicis Groupe SA	0.500%	11/3/23	EUR	100	105
RCI Banque SA	1.000%	5/17/23	EUR	2,888	3,040
RCI Banque SA	0.500%	9/15/23	EUR	1,121	1,166
RCI Banque SA	1.375%	3/8/24	EUR	4,965	5,187
RCI Banque SA	1.625%	4/11/25	EUR	9,218	9,448
RCI Banque SA	1.750%	4/10/26	EUR	7,027	7,015
RCI Banque SA	1.625%	5/26/26	EUR	587	581
RTE Reseau de Transport d'Electricite SADIR	1.625%	11/27/25	EUR	5,900	6,236
RTE Reseau de Transport d'Electricite SADIR	0.000%	9/9/27	EUR	13,800	13,224
RTE Reseau de Transport d'Electricite SADIR	2.750%	6/20/29	EUR	900	997
RTE Reseau de Transport d'Electricite SADIR	1.500%	9/27/30	EUR	2,300	2,321
RTE Reseau de Transport d'Electricite SADIR	2.000%	4/18/36	EUR	100	99
RTE Reseau de Transport d'Electricite SADIR	1.875%	10/23/37	EUR	2,800	2,700
RTE Reseau de Transport d'Electricite SADIR	1.125%	7/8/40	EUR	8,300	7,017
Safran SA	0.125%	3/16/26	EUR	1,800	1,762
Safran SA	0.950%	10/19/28	EUR	900	842
Sanofi	2.500%	11/14/23	EUR	2,300	2,493
Sanofi	1.000%	4/1/25	EUR	8,800	9,255
Sanofi	1.750%	9/10/26	EUR	3,300	3,541
Sanofi	0.500%	1/13/27	EUR	100	101
Sanofi	1.125%	4/5/28	EUR	4,800	4,952
Sanofi	0.875%	3/21/29	EUR	4,600	4,620
Sanofi	1.500%	4/1/30	EUR	12,800	13,239
Sanofi	1.875%	3/21/38	EUR	3,400	3,431
SCOR SE	3.000%	6/8/46	EUR	2,100	2,245
SCOR SE	3.625%	5/27/48	EUR	3,200	3,519
SCOR SE	1.375%	9/17/51	EUR	3,100	2,713
Societe Fonciere Lyonnaise SA	0.500%	4/21/28	EUR	1,800	1,654
Societe Generale SA	0.750%	5/26/23	EUR	2,300	2,439
Societe Generale SA	4.000%	6/7/23	EUR	2,000	2,174
Societe Generale SA	1.250%	2/15/24	EUR	8,500	8,947
Societe Generale SA	1.125%	1/23/25	EUR	5,300	5,513
Societe Generale SA	1.125%	4/21/26	EUR	4,000	4,093

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Societe Generale SA	0.750%	1/25/27	EUR	10,900	10,551
Societe Generale SA	0.847%	5/26/27	JPY	900,000	6,663
Societe Generale SA	1.250%	12/7/27	GBP	5,000	5,469
Societe Generale SA	2.125%	9/27/28	EUR	5,000	5,037
Societe Generale SA	1.750%	3/22/29	EUR	5,200	5,080
Societe Generale SA	0.500%	6/12/29	EUR	15,900	14,524
Societe Generale SA	1.250%	6/12/30	EUR	3,700	3,400
Societe Generale SA	1.000%	11/24/30	EUR	2,000	1,948
Societe Generale SFH SA	0.250%	9/11/23	EUR	400	420
Societe Generale SFH SA	2.000%	4/29/24	EUR	6,100	6,564
Societe Generale SFH SA	0.500%	1/30/25	EUR	4,100	4,247
Societe Generale SFH SA	0.500%	1/28/26	EUR	5,100	5,214
Societe Generale SFH SA	0.750%	1/19/28	EUR	4,600	4,646
Societe Generale SFH SA	0.125%	2/2/29	EUR	23,500	22,425
Societe Generale SFH SA	0.010%	2/11/30	EUR	1,700	1,576
Societe Generale SFH SA	0.010%	2/5/31	EUR	39,800	36,053
Sodexo SA	0.500%	1/17/24	EUR	391	409
Sodexo SA	0.750%	4/27/25	EUR	8,586	8,833
Sodexo SA	2.500%	6/24/26	EUR	217	235
Sodexo SA	0.750%	4/14/27	EUR	586	583
Sodexo SA	1.750%	6/26/28	GBP	3,610	4,223
Suez SA	2.750%	10/9/23	EUR	1,400	1,522
Suez SA	5.500%	7/22/24	EUR	2,200	2,541
Suez SA	1.000%	4/3/25	EUR	4,700	4,895
Suez SA	1.750%	9/10/25	EUR	100	106
Suez SA	1.250%	4/2/27	EUR	9,100	9,363
Suez SA	1.500%	4/3/29	EUR	1,000	1,026
Suez SA	1.625%	9/17/30	EUR	200	202
Suez SA	5.375%	12/2/30	GBP	400	579
TDF Infrastructure SAS	2.500%	4/7/26	EUR	300	311
TDF Infrastructure SAS	1.750%	12/1/29	EUR	3,000	2,780
Terega SA	0.625%	2/27/28	EUR	1,000	927
Terega SA	0.875%	9/17/30	EUR	2,300	2,031
Thales SA	0.000%	3/26/26	EUR	3,000	2,970
TotalEnergies Capital Canada Ltd.	2.125%	9/18/29	EUR	7,200	7,603
TotalEnergies Capital International SA	0.625%	10/4/24	EUR	5,400	5,617
TotalEnergies Capital International SA	1.375%	3/19/25	EUR	6,200	6,537
TotalEnergies Capital International SA	1.750%	7/7/25	GBP	4,181	5,105
TotalEnergies Capital International SA	2.875%	11/19/25	EUR	3,700	4,094
TotalEnergies Capital International SA	2.500%	3/25/26	EUR	2,000	2,192
TotalEnergies Capital International SA	1.491%	4/8/27	EUR	6,600	6,899
TotalEnergies Capital International SA	0.696%	5/31/28	EUR	10,200	10,065
TotalEnergies Capital International SA	1.491%	9/4/30	EUR	400	402
TotalEnergies Capital International SA	0.952%	5/18/31	EUR	3,000	2,862
TotalEnergies Capital International SA	1.994%	4/8/32	EUR	4,800	4,970
TotalEnergies Capital International SA	1.618%	5/18/40	EUR	5,600	5,000
TotalEnergies SE	2.625%	12/29/49	EUR	10,242	10,446
TotalEnergies SE	2.708%	12/29/49	EUR	6,138	6,470
TotalEnergies SE	3.369%	12/29/49	EUR	3,250	3,328
TotalEnergies SE	1.625%	12/31/99	EUR	8,184	7,524
TotalEnergies SE	1.750%	12/31/99	EUR	3,656	3,746
TotalEnergies SE	2.000%	12/31/99	EUR	4,391	3,786
TotalEnergies SE	2.125%	12/31/99	EUR	7,281	6,049
TotalEnergies SE	3.250%	12/31/99	EUR	2,000	1,730
UMG Groupe VYV	1.625%	7/2/29	EUR	1,900	1,876

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Unibail-Rodamco-Westfield SE	2.500%	2/26/24	EUR	853	915
Unibail-Rodamco-Westfield SE	1.000%	3/14/25	EUR	4,513	4,636
Unibail-Rodamco-Westfield SE	1.125%	9/15/25	EUR	5,300	5,383
Unibail-Rodamco-Westfield SE	1.375%	3/9/26	EUR	213	217
Unibail-Rodamco-Westfield SE	2.500%	6/4/26	EUR	100	106
Unibail-Rodamco-Westfield SE	1.000%	2/27/27	EUR	1,600	1,585
Unibail-Rodamco-Westfield SE	0.625%	5/4/27	EUR	14,100	13,584
Unibail-Rodamco-Westfield SE	1.500%	5/29/29	EUR	100	97
Unibail-Rodamco-Westfield SE	2.625%	4/9/30	EUR	3,000	3,092
Unibail-Rodamco-Westfield SE	1.375%	4/15/30	EUR	4,385	4,138
Unibail-Rodamco-Westfield SE	1.875%	1/15/31	EUR	10,300	9,831
Unibail-Rodamco-Westfield SE	1.375%	12/4/31	EUR	3,800	3,398
Unibail-Rodamco-Westfield SE	0.875%	3/29/32	EUR	8,700	7,388
Unibail-Rodamco-Westfield SE	2.000%	6/29/32	EUR	1,300	1,228
Unibail-Rodamco-Westfield SE	1.375%	5/25/33	EUR	600	519
Unibail-Rodamco-Westfield SE	2.000%	4/28/36	EUR	587	522
Unibail-Rodamco-Westfield SE	2.250%	5/14/38	EUR	400	345
Unibail-Rodamco-Westfield SE	1.750%	7/1/49	EUR	4,100	2,897
Unibail-Rodamco-Westfield SE	2.125%	12/31/99	EUR	2,500	2,554
Unibail-Rodamco-Westfield SE	2.875%	12/31/99	EUR	200	198
Veolia Environnement SA	0.892%	1/14/24	EUR	2,700	2,850
Veolia Environnement SA	4.625%	3/30/27	EUR	2,000	2,390
Veolia Environnement SA	1.590%	1/10/28	EUR	2,900	3,008
Veolia Environnement SA	0.927%	1/4/29	EUR	2,300	2,269
Veolia Environnement SA	0.800%	1/15/32	EUR	4,400	4,000
Veolia Environnement SA	6.125%	11/25/33	EUR	1,977	2,823
Vinci SA	1.000%	9/26/25	EUR	2,300	2,385
Vinci SA	2.250%	3/15/27	GBP	400	492
Vinci SA	0.000%	11/27/28	EUR	2,000	1,882
Vinci SA	1.625%	1/18/29	EUR	9,600	9,945
Vinci SA	1.750%	9/26/30	EUR	3,100	3,209
Vinci SA	0.500%	1/9/32	EUR	5,000	4,540
Vinci SA	2.750%	9/15/34	GBP	4,400	5,222
Vivendi SE	1.125%	12/11/28	EUR	2,500	2,480
Wendel SE	1.375%	4/26/26	EUR	3,000	3,080
Wendel SE	1.000%	6/1/31	EUR	3,000	2,706
Westfield America Management Ltd.	2.625%	3/30/29	GBP	1,500	1,691
					2,711,122
Germany (2.4%)
Aareal Bank AG	0.125%	2/1/24	EUR	2,257	2,352
Aareal Bank AG	0.375%	7/15/25	EUR	993	1,018
Aareal Bank AG	0.010%	2/1/28	EUR	18,800	18,203
Aareal Bank AG	0.010%	9/15/28	EUR	11,400	10,899
Allianz Finance II BV	0.875%	1/15/26	EUR	900	934
Allianz Finance II BV	0.875%	12/6/27	EUR	3,000	3,034
Allianz Finance II BV	3.000%	3/13/28	EUR	1,300	1,476
Allianz Finance II BV	0.500%	1/14/31	EUR	5,700	5,235
Allianz SE	2.241%	7/7/45	EUR	3,100	3,255
Allianz SE	4.750%	12/31/49	EUR	2,600	2,818
Allianz SE	2.121%	7/8/50	EUR	4,900	4,750
Allianz SE	3.375%	12/31/99	EUR	7,000	7,471
alstria office REIT AG	1.500%	11/15/27	EUR	4,400	4,079
Amprion GmbH	0.625%	9/23/33	EUR	8,600	7,156
Aroundtown SA	1.000%	1/7/25	EUR	100	102
Aroundtown SA	0.625%	7/9/25	EUR	900	888

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Aroundtown SA	4.625%	9/18/25	CAD	650	501
Aroundtown SA	1.500%	5/28/26	EUR	7,500	7,495
Aroundtown SA	0.000%	7/16/26	EUR	4,800	4,469
Aroundtown SA	0.375%	4/15/27	EUR	4,000	3,695
Aroundtown SA	1.625%	1/31/28	EUR	2,000	1,918
Aroundtown SA	1.450%	7/9/28	EUR	6,600	6,137
Aroundtown SA	3.000%	10/16/29	GBP	4,017	4,658
Aroundtown SA	3.625%	4/10/31	GBP	4,000	4,713
Aroundtown SA	1.625%	12/31/99	EUR	4,000	3,564
Aroundtown SA	2.125%	12/31/99	EUR	5,900	5,923
Aroundtown SA	3.375%	12/31/99	EUR	400	404
BASF SE	0.101%	6/5/23	EUR	600	630
BASF SE	0.875%	10/6/23	GBP	98	121
BASF SE	1.750%	3/11/25	GBP	282	344
BASF SE	0.875%	11/15/27	EUR	20	20
BASF SE	1.500%	5/22/30	EUR	5,610	5,660
BASF SE	0.875%	10/6/31	EUR	212	199
BASF SE	1.450%	12/13/32	EUR	7,500	7,202
BASF SE	1.625%	11/15/37	EUR	586	523
Bayer AG	0.050%	1/12/25	EUR	6,200	6,274
Bayer AG	0.750%	1/6/27	EUR	6,000	5,951
Bayer AG	0.375%	1/12/29	EUR	4,000	3,687
Bayer AG	0.625%	7/12/31	EUR	4,300	3,795
Bayer AG	1.375%	7/6/32	EUR	11,600	10,635
Bayer AG	1.000%	1/12/36	EUR	4,300	3,489
Bayer Capital Corp. BV	0.625%	12/15/22	EUR	6,800	7,189
Bayer Capital Corp. BV	1.500%	6/26/26	EUR	100	104
Bayer Capital Corp. BV	2.125%	12/15/29	EUR	4,700	4,794
Bayerische Landesbank	2.000%	7/11/22	EUR	247	262
Bayerische Landesbank	0.350%	12/1/22	EUR	2,257	2,388
Bayerische Landesbank	0.500%	3/19/25	EUR	4,513	4,666
Bayerische Landesbank	0.625%	7/19/27	EUR	904	913
Bayerische Landesbank	0.200%	5/20/30	EUR	2,580	2,428
Bayerische Landesbodenkreditanstalt	1.750%	4/24/24	EUR	1,355	1,455
Berlin Hyp AG	0.125%	10/23/23	EUR	11,507	12,047
Berlin Hyp AG	0.125%	1/5/24	EUR	2,257	2,355
Berlin Hyp AG	0.375%	5/3/24	EUR	3,525	3,676
Berlin Hyp AG	1.250%	1/22/25	EUR	100	105
Berlin Hyp AG	0.375%	2/21/25	EUR	10,000	10,313
Berlin Hyp AG	0.625%	10/22/25	EUR	98	101
Berlin Hyp AG	0.010%	8/24/26	EUR	29,880	29,715
Berlin Hyp AG	0.010%	1/24/28	EUR	6,849	6,628
Berlin Hyp AG	0.010%	7/7/28	EUR	26,795	25,731
Berlin Hyp AG	0.375%	5/29/29	EUR	10,000	9,682
Berlin Hyp AG	0.250%	5/19/33	EUR	7,654	6,770
Bertelsmann SE & Co. KGaA	1.750%	10/14/24	EUR	2,700	2,889
Bertelsmann SE & Co. KGaA	2.000%	4/1/28	EUR	3,700	3,894
BMW Canada Inc.	2.410%	11/27/23	CAD	2,000	1,529
BMW Canada Inc.	0.990%	1/14/25	CAD	1,991	1,440
BMW Finance NV	2.375%	1/24/23	EUR	79	85
BMW Finance NV	0.375%	7/10/23	EUR	4,739	4,996
BMW Finance NV	0.625%	10/6/23	EUR	5,055	5,327
BMW Finance NV	0.750%	4/15/24	EUR	406	426
BMW Finance NV	1.000%	11/14/24	EUR	5,317	5,579
BMW Finance NV	0.875%	4/3/25	EUR	4,152	4,319

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
BMW Finance NV	1.000%	8/29/25	EUR	3,601	3,754
BMW Finance NV	0.000%	1/11/26	EUR	16,184	16,155
BMW Finance NV	0.375%	1/14/27	EUR	6,769	6,748
BMW Finance NV	1.500%	2/6/29	EUR	7,577	7,769
BMW Finance NV	0.200%	1/11/33	EUR	4,229	3,550
BMW International Investment BV	1.875%	9/11/23	GBP	59	74
Brenntag Finance BV	1.125%	9/27/25	EUR	1,625	1,678
Commerzbank AG	0.500%	9/13/23	EUR	452	474
Commerzbank AG	0.125%	1/9/24	EUR	10,000	10,431
Commerzbank AG	0.050%	7/11/24	EUR	11,818	12,208
Commerzbank AG	0.625%	8/28/24	EUR	4,513	4,670
Commerzbank AG	0.625%	3/13/25	EUR	7,152	7,417
Commerzbank AG	0.625%	5/28/25	EUR	4,061	4,201
Commerzbank AG	0.875%	9/8/25	EUR	4,558	4,740
Commerzbank AG	1.000%	3/4/26	EUR	9,790	9,947
Commerzbank AG	0.500%	6/9/26	EUR	6,769	6,884
Commerzbank AG	0.500%	12/4/26	EUR	6,769	6,670
Commerzbank AG	0.125%	12/15/26	EUR	5,326	5,288
Commerzbank AG	0.625%	8/24/27	EUR	497	501
Commerzbank AG	0.010%	3/11/30	EUR	4,061	3,762
Commerzbank AG	1.250%	1/9/34	EUR	3,159	3,107
Covestro AG	1.750%	9/25/24	EUR	4,513	4,802
Covestro AG	0.875%	2/3/26	EUR	313	321
Daimler AG	1.625%	8/22/23	EUR	5,000	5,339
Daimler AG	0.000%	2/8/24	EUR	282	292
Daimler AG	0.375%	11/8/26	EUR	6,769	6,746
Daimler AG	1.000%	11/15/27	EUR	4,367	4,428
Daimler AG	0.750%	2/8/30	EUR	9,061	8,658
Daimler AG	2.375%	5/22/30	EUR	7,000	7,538
Daimler AG	0.750%	9/10/30	EUR	2,257	2,145
Daimler AG	2.000%	2/27/31	EUR	5,069	5,269
Daimler AG	1.125%	11/6/31	EUR	4,513	4,287
Daimler AG	1.125%	8/8/34	EUR	4,061	3,686
Daimler AG	2.125%	7/3/37	EUR	1,592	1,570
Daimler Canada Finance Inc.	2.540%	8/21/23	CAD	2,695	2,071
Daimler Canada Finance Inc.	2.970%	3/13/24	CAD	1,630	1,251
Daimler Canada Finance Inc.	1.650%	9/22/25	CAD	3,220	2,315
Daimler International Finance BV	0.625%	2/27/23	EUR	3,515	3,725
Daimler International Finance BV	2.000%	9/4/23	GBP	100	125
Daimler International Finance BV	0.875%	4/9/24	EUR	5,332	5,595
Daimler International Finance BV	2.625%	4/7/25	EUR	11,377	12,389
Daimler International Finance BV	1.000%	11/11/25	EUR	9,477	9,822
Daimler International Finance BV	1.375%	6/26/26	EUR	7,852	8,208
Daimler International Finance BV	2.000%	8/22/26	EUR	15,439	16,522
Daimler International Finance BV	0.625%	5/6/27	EUR	6,769	6,761
Daimler Trucks Finance Canada Inc.	1.850%	12/15/23	CAD	2,491	1,879
Daimler Trucks Finance Canada Inc.	2.140%	12/13/24	CAD	2,491	1,849
Daimler Trucks Finance Canada Inc.	2.460%	12/15/26	CAD	1,391	995
DekaBank Deutsche Girozentrale	0.300%	11/20/26	EUR	2,300	2,300
Deutsche Apotheker-und Aerztebank eG	0.750%	10/5/27	EUR	300	304
Deutsche Bahn Finance GmbH	2.500%	9/12/23	EUR	8,349	9,042
Deutsche Bahn Finance GmbH	0.000%	2/14/24	EUR	1,500	1,557
Deutsche Bahn Finance GmbH	3.000%	3/8/24	EUR	1,806	1,990
Deutsche Bahn Finance GmbH	1.500%	8/26/24	CHF	2,250	2,360
Deutsche Bahn Finance GmbH	3.500%	9/27/24	AUD	2,020	1,427

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Deutsche Bahn Finance GmbH	1.375%	7/7/25	GBP	11,460	13,967
Deutsche Bahn Finance GmbH	1.250%	10/23/25	EUR	1,128	1,185
Deutsche Bahn Finance GmbH	1.875%	2/13/26	GBP	1,750	2,156
Deutsche Bahn Finance GmbH	3.125%	7/24/26	GBP	98	126
Deutsche Bahn Finance GmbH	0.500%	4/9/27	EUR	2,536	2,566
Deutsche Bahn Finance GmbH	1.125%	12/18/28	EUR	222	228
Deutsche Bahn Finance GmbH	2.750%	3/19/29	EUR	1,579	1,789
Deutsche Bahn Finance GmbH	0.375%	6/23/29	EUR	1,287	1,244
Deutsche Bahn Finance GmbH	1.625%	11/6/30	EUR	20	21
Deutsche Bahn Finance GmbH	1.375%	3/28/31	EUR	1,355	1,374
Deutsche Bahn Finance GmbH	0.875%	7/11/31	EUR	1,219	1,186
Deutsche Bahn Finance GmbH	0.200%	5/20/33	CHF	6,175	5,435
Deutsche Bahn Finance GmbH	1.625%	8/16/33	EUR	4,423	4,494
Deutsche Bahn Finance GmbH	0.750%	7/16/35	EUR	4,105	3,641
Deutsche Bahn Finance GmbH	0.625%	4/15/36	EUR	2,803	2,400
Deutsche Bahn Finance GmbH	1.375%	4/16/40	EUR	4,565	4,123
Deutsche Bahn Finance GmbH	0.625%	12/8/50	EUR	9,670	6,593
Deutsche Bahn Finance GmbH	1.125%	5/29/51	EUR	4,281	3,380
Deutsche Bahn Finance GmbH	0.950%	12/31/99	EUR	3,000	2,939
Deutsche Bank AG	1.125%	8/30/23	EUR	11,430	12,113
Deutsche Bank AG	0.625%	12/19/23	CHF	5,195	5,302
Deutsche Bank AG	0.250%	3/8/24	EUR	4,197	4,375
Deutsche Bank AG	2.625%	12/16/24	GBP	5,600	6,845
Deutsche Bank AG	2.625%	2/12/26	EUR	7,400	7,776
Deutsche Bank AG	1.625%	1/20/27	EUR	6,300	6,249
Deutsche Bank AG	0.750%	2/17/27	EUR	10,400	10,087
Deutsche Bank AG	1.750%	1/17/28	EUR	3,200	3,126
Deutsche Bank AG	0.250%	8/31/28	EUR	2,257	2,189
Deutsche Bank AG	1.750%	11/19/30	EUR	17,100	15,901
Deutsche Bank AG	1.375%	2/17/32	EUR	1,000	877
Deutsche Boerse AG	1.625%	10/8/25	EUR	1,850	1,986
Deutsche Boerse AG	0.000%	2/22/26	EUR	5,000	5,007
Deutsche Boerse AG	1.125%	3/26/28	EUR	4,513	4,666
Deutsche Hypothekenbank AG	0.250%	5/17/24	EUR	4,500	4,676
Deutsche Hypothekenbank AG	0.500%	6/29/26	EUR	20	20
Deutsche Hypothekenbank AG	0.750%	3/5/29	EUR	38,000	37,845
Deutsche Kreditbank AG	1.625%	6/18/24	EUR	500	534
Deutsche Kreditbank AG	0.500%	3/19/27	EUR	800	806
Deutsche Pfandbriefbank AG	0.010%	10/16/25	EUR	9,100	9,182
Deutsche Pfandbriefbank AG	0.010%	8/25/26	EUR	16,200	16,095
Deutsche Pfandbriefbank AG	0.625%	8/30/27	EUR	31,200	31,426
Deutsche Pfandbriefbank AG	2.375%	5/29/28	EUR	2,753	3,040
Deutsche Pfandbriefbank AG	1.250%	4/20/35	EUR	4,513	4,365
Deutsche Post AG	2.750%	10/9/23	EUR	904	983
Deutsche Post AG	2.875%	12/11/24	EUR	904	1,007
Deutsche Post AG	1.250%	4/1/26	EUR	4,000	4,196
Deutsche Post AG	0.375%	5/20/26	EUR	5,182	5,250
Deutsche Post AG	1.625%	12/5/28	EUR	12,793	13,335
Deutsche Post AG	0.750%	5/20/29	EUR	1,592	1,573
Deutsche Telekom AG	0.500%	7/5/27	EUR	10,996	10,920
Deutsche Telekom AG	1.375%	7/5/34	EUR	4,355	4,154
Deutsche Telekom AG	2.250%	3/29/39	EUR	1,919	1,937
Deutsche Telekom AG	1.750%	12/9/49	EUR	2,257	1,945
Deutsche Telekom International Finance BV	2.750%	10/24/24	EUR	1,984	2,182
Deutsche Telekom International Finance BV	4.875%	4/22/25	EUR	5,674	6,582

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Deutsche Telekom International Finance BV	2.500%	10/10/25	GBP	4,769	5,958
Deutsche Telekom International Finance BV	1.375%	12/1/25	EUR	9,958	10,472
Deutsche Telekom International Finance BV	1.125%	5/22/26	EUR	2,410	2,505
Deutsche Telekom International Finance BV	1.375%	1/30/27	EUR	3,040	3,167
Deutsche Telekom International Finance BV	3.250%	1/17/28	EUR	20	23
Deutsche Telekom International Finance BV	1.500%	4/3/28	EUR	9,363	9,697
Deutsche Telekom International Finance BV	8.875%	11/27/28	GBP	406	683
Deutsche Telekom International Finance BV	2.250%	4/13/29	GBP	2,000	2,369
Deutsche Telekom International Finance BV	2.000%	12/1/29	EUR	7,926	8,400
Deutsche Telekom International Finance BV	7.625%	6/15/30	GBP	1,998	3,304
Deutsche Telekom International Finance BV	7.500%	1/24/33	EUR	992	1,542
Deutsche Wohnen SE	1.000%	4/30/25	EUR	4,600	4,724
Deutsche Wohnen SE	1.300%	4/7/41	EUR	1,000	713
DZ HYP AG	0.125%	9/30/22	EUR	5,867	6,199
DZ HYP AG	0.625%	6/5/24	EUR	20	21
DZ HYP AG	0.375%	6/6/25	EUR	900	924
DZ HYP AG	0.500%	11/13/25	EUR	7,221	7,406
DZ HYP AG	0.750%	2/2/26	EUR	4,600	4,749
DZ HYP AG	0.375%	3/31/26	EUR	2,798	2,842
DZ HYP AG	0.100%	8/31/26	EUR	400	399
DZ HYP AG	0.500%	9/30/26	EUR	4,513	4,578
DZ HYP AG	0.500%	4/1/27	EUR	2,300	2,318
DZ HYP AG	0.750%	6/30/27	EUR	542	551
DZ HYP AG	0.625%	8/30/27	EUR	4,600	4,644
DZ HYP AG	0.875%	3/22/28	EUR	10,100	10,279
DZ HYP AG	0.010%	6/23/28	EUR	55,000	52,807
DZ HYP AG	0.010%	10/27/28	EUR	9,000	8,591
DZ HYP AG	0.875%	1/30/29	EUR	4,513	4,548
DZ HYP AG	0.010%	4/20/29	EUR	9,759	9,229
DZ HYP AG	0.050%	6/29/29	EUR	4,513	4,263
DZ HYP AG	0.875%	1/18/30	EUR	5,600	5,582
DZ HYP AG	0.010%	3/29/30	EUR	16,366	15,172
DZ HYP AG	0.010%	11/15/30	EUR	10,000	9,142
DZ HYP AG	0.875%	4/17/34	EUR	4,513	4,237
DZ HYP AG	0.375%	11/10/34	EUR	5,000	4,372
E.ON International Finance BV	5.625%	12/6/23	GBP	633	832
E.ON International Finance BV	1.000%	4/13/25	EUR	2,257	2,351
E.ON International Finance BV	1.625%	5/30/26	EUR	5,777	6,101
E.ON International Finance BV	1.500%	7/31/29	EUR	24,370	24,791
E.ON International Finance BV	6.250%	6/3/30	GBP	9,657	14,586
E.ON International Finance BV	6.375%	6/7/32	GBP	2,844	4,420
E.ON International Finance BV	4.750%	1/31/34	GBP	2,600	3,588
E.ON International Finance BV	5.875%	10/30/37	GBP	5,200	8,006
E.ON International Finance BV	6.750%	1/27/39	GBP	350	586
E.ON International Finance BV	6.125%	7/6/39	GBP	1,400	2,231
E.ON SE	0.875%	5/22/24	EUR	98	103
E.ON SE	0.250%	10/24/26	EUR	6,769	6,689
E.ON SE	0.375%	9/29/27	EUR	2,257	2,208
E.ON SE	0.750%	2/20/28	EUR	4,434	4,389
E.ON SE	1.625%	5/22/29	EUR	7,765	7,995
E.ON SE	0.350%	2/28/30	EUR	4,808	4,458
E.ON SE	0.625%	11/7/31	EUR	7,807	7,081
E.ON SE	0.600%	10/1/32	EUR	2,160	1,925
EnBW Energie Baden-Wuerttemberg AG	1.625%	8/5/79	EUR	1,500	1,360
EnBW Energie Baden-Wuerttemberg AG	1.125%	11/5/79	EUR	4,400	4,328

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
EnBW Energie Baden-Wuerttemberg AG	1.875%	6/29/80	EUR	4,900	4,693
EnBW International Finance BV	0.625%	4/17/25	EUR	17,082	17,437
EnBW International Finance BV	2.500%	6/4/26	EUR	904	976
EnBW International Finance BV	0.250%	10/19/30	EUR	6,483	5,660
EnBW International Finance BV	0.500%	3/1/33	EUR	7,000	5,853
EnBW International Finance BV	6.125%	7/7/39	EUR	1,934	2,798
Eurogrid GmbH	1.625%	11/3/23	EUR	5,400	5,758
Eurogrid GmbH	1.875%	6/10/25	EUR	9,000	9,564
Eurogrid GmbH	1.500%	4/18/28	EUR	2,900	2,975
Evonik Industries AG	0.625%	9/18/25	EUR	2,600	2,639
EWE AG	0.250%	6/8/28	EUR	5,000	4,757
EWE AG	0.375%	10/22/32	EUR	25,617	21,876
Fresenius Finance Ireland plc	1.500%	1/30/24	EUR	4,711	4,992
Fresenius Finance Ireland plc	0.500%	10/1/28	EUR	5,184	4,877
Fresenius Finance Ireland plc	3.000%	1/30/32	EUR	710	751
Fresenius Medical Care AG & Co. KGaA	0.250%	11/29/23	EUR	3,250	3,392
Fresenius Medical Care AG & Co. KGaA	1.500%	7/11/25	EUR	79	83
Fresenius Medical Care AG & Co. KGaA	1.500%	5/29/30	EUR	4,513	4,401
Fresenius SE & Co. KGaA	4.000%	2/1/24	EUR	4,061	4,488
Fresenius SE & Co. KGaA	1.625%	10/8/27	EUR	4,513	4,648
Fresenius SE & Co. KGaA	0.750%	1/15/28	EUR	5,190	5,093
Fresenius SE & Co. KGaA	2.875%	2/15/29	EUR	5,416	5,847
Grand City Properties SA	1.375%	8/3/26	EUR	5,400	5,338
Grand City Properties SA	1.500%	2/22/27	EUR	4,000	3,925
Grand City Properties SA	0.125%	1/11/28	EUR	2,500	2,199
Grand City Properties SA	1.500%	12/31/99	EUR	400	360
Grand City Properties SA	2.500%	12/31/99	EUR	400	408
Hamburg Commercial Bank AG	0.375%	7/12/23	EUR	7,400	7,798
Hamburg Commercial Bank AG	0.500%	9/22/26	EUR	14,600	14,442
Hamburg Commercial Bank AG	0.010%	1/19/27	EUR	2,500	2,464
Hannover Finance Luxembourg SA	5.000%	6/30/43	EUR	2,900	3,192
Hannover Rueck SE	1.750%	10/8/40	EUR	6,000	5,558
Hannover Rueck SE	3.375%	6/29/49	EUR	3,000	3,203
HeidelbergCement AG	2.250%	6/3/24	EUR	4,829	5,173
HeidelbergCement AG	1.500%	2/7/25	EUR	6,318	6,645
HeidelbergCement Finance Luxembourg SA	2.500%	10/9/24	EUR	4,000	4,306
HeidelbergCement Finance Luxembourg SA	1.625%	4/7/26	EUR	3,475	3,618
HeidelbergCement Finance Luxembourg SA	1.500%	6/14/27	EUR	79	81
HeidelbergCement Finance Luxembourg SA	1.125%	12/1/27	EUR	7,903	7,870
HeidelbergCement Finance Luxembourg SA	1.750%	4/24/28	EUR	7,445	7,577
Hella GmbH & Co. KGaA	1.000%	5/17/24	EUR	282	292
HOCHTIEF AG	0.625%	4/26/29	EUR	1,391	1,231
HOWOGE Wohnungs-baugesellschaft mbH	0.625%	11/1/28	EUR	12,600	11,919
HOWOGE Wohnungs-baugesellschaft mbH	1.125%	11/1/33	EUR	5,400	4,783
Infineon Technologies AG	1.625%	6/24/29	EUR	4,000	4,048
Infineon Technologies AG	2.000%	6/24/32	EUR	1,600	1,611
ING-DiBa AG	0.250%	10/9/23	EUR	2,300	2,414
ING-DiBa AG	0.250%	11/16/26	EUR	2,300	2,302
ING-DiBa AG	0.125%	5/23/27	EUR	17,300	17,070
ING-DiBa AG	1.250%	10/9/33	EUR	5,600	5,518
ING-DiBa AG	1.000%	5/23/39	EUR	8,700	7,820
Landesbank Baden-Wuerttemberg	0.200%	1/10/24	EUR	904	945
Landesbank Baden-Wuerttemberg	0.375%	5/24/24	EUR	500	516
Landesbank Baden-Wuerttemberg	0.250%	1/10/25	EUR	4,600	4,740
Landesbank Baden-Wuerttemberg	1.500%	2/3/25	GBP	7,400	8,854

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Landesbank Baden-Wuerttemberg	0.375%	2/27/25	EUR	4,513	4,657
Landesbank Baden-Wuerttemberg	0.375%	2/18/27	EUR	25,900	25,161
Landesbank Baden-Wuerttemberg	0.010%	9/18/28	EUR	3,705	3,545
Landesbank Baden-Wuerttemberg	0.375%	5/7/29	EUR	6,400	5,814
Landesbank Hessen-Thueringen Girozentrale	1.875%	6/26/23	EUR	300	322
Landesbank Hessen-Thueringen Girozentrale	0.375%	2/8/24	EUR	4,600	4,813
Landesbank Hessen-Thueringen Girozentrale	0.125%	11/19/24	EUR	1,000	1,023
Landesbank Hessen-Thueringen Girozentrale	0.375%	5/12/25	EUR	4,100	4,174
Landesbank Hessen-Thueringen Girozentrale	0.500%	9/25/25	EUR	100	103
LANXESS AG	1.125%	5/16/25	EUR	4,288	4,447
LANXESS AG	0.625%	12/1/29	EUR	2,400	2,129
LEG Immobilien SE	1.250%	1/23/24	EUR	300	314
LEG Immobilien SE	0.875%	11/28/27	EUR	2,300	2,216
LEG Immobilien SE	1.000%	11/19/32	EUR	3,400	2,863
LEG Immobilien SE	0.875%	3/30/33	EUR	4,000	3,321
LEG Immobilien SE	1.500%	1/17/34	EUR	2,600	2,260
Merck Financial Services GmbH	0.005%	12/15/23	EUR	9,100	9,499
Merck Financial Services GmbH	0.875%	7/5/31	EUR	200	191
Merck KGaA	3.375%	12/12/74	EUR	59	64
Merck KGaA	1.625%	9/9/80	EUR	5,000	4,925
Muenchener Hypothekenbank eG	0.500%	4/22/26	EUR	10,398	10,604
Muenchener Hypothekenbank eG	0.625%	10/23/26	EUR	542	553
Muenchener Hypothekenbank eG	0.625%	5/7/27	EUR	5,867	5,946
Muenchener Hypothekenbank eG	0.625%	11/10/27	EUR	6,769	6,821
Muenchener Hypothekenbank eG	2.500%	7/4/28	EUR	5,754	6,412
Muenchener Hypothekenbank eG	1.000%	4/18/39	EUR	4,197	3,813
Muenchener Hypothekenbank eG	0.010%	11/2/40	EUR	3,184	2,341
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.250%	5/26/41	EUR	6,300	5,566
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.250%	5/26/49	EUR	2,000	2,087
Norddeutsche Landesbank-Girozentrale	0.375%	10/9/24	EUR	497	515
Norddeutsche Landesbank-Girozentrale	0.010%	9/23/26	EUR	12,800	12,757
Norddeutsche Landesbank-Girozentrale	0.250%	10/28/26	EUR	4,513	4,517
O2 Telefonica Deutschland Finanzierungs GmbH	1.750%	7/5/25	EUR	3,100	3,272
Roadster Finance DAC	2.375%	12/8/32	EUR	100	99
Robert Bosch GmbH	1.750%	7/8/24	EUR	100	107
Robert Bosch Investment Nederland BV	2.625%	5/24/28	EUR	400	447
RWE AG	0.500%	11/26/28	EUR	5,000	4,740
RWE AG	0.625%	6/11/31	EUR	7,171	6,452
RWE AG	1.000%	11/26/33	EUR	6,000	5,223
Santander Consumer Bank AG	0.250%	10/15/24	EUR	11,700	11,983
SAP SE	0.000%	5/17/23	EUR	2,000	2,100
SAP SE	0.750%	12/10/24	EUR	400	419
SAP SE	0.125%	5/18/26	EUR	5,000	5,000
SAP SE	1.750%	2/22/27	EUR	3,000	3,194
SAP SE	1.250%	3/10/28	EUR	2,700	2,787
SAP SE	0.375%	5/18/29	EUR	3,300	3,163
SAP SE	1.625%	3/10/31	EUR	10,800	11,105
Siemens Financieringsmaatschappij NV	0.375%	9/6/23	EUR	1,367	1,440

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Siemens Financieringsmaatschappij NV	0.250%	6/5/24	EUR	9,900	10,292
Siemens Financieringsmaatschappij NV	0.000%	9/5/24	EUR	6,296	6,494
Siemens Financieringsmaatschappij NV	2.750%	9/10/25	GBP	400	505
Siemens Financieringsmaatschappij NV	1.000%	9/6/27	EUR	1,000	1,028
Siemens Financieringsmaatschappij NV	2.875%	3/10/28	EUR	4,198	4,735
Siemens Financieringsmaatschappij NV	0.250%	2/20/29	EUR	4,000	3,819
Siemens Financieringsmaatschappij NV	0.125%	9/5/29	EUR	4,513	4,244
Siemens Financieringsmaatschappij NV	1.375%	9/6/30	EUR	4,259	4,333
Siemens Financieringsmaatschappij NV	1.250%	2/28/31	EUR	7,152	7,175
Siemens Financieringsmaatschappij NV	0.500%	2/20/32	EUR	7,300	6,728
Siemens Financieringsmaatschappij NV	0.500%	9/5/34	EUR	3,159	2,772
Siemens Financieringsmaatschappij NV	1.250%	2/25/35	EUR	2,600	2,476
Siemens Financieringsmaatschappij NV	1.750%	2/28/39	EUR	5,651	5,495
Siemens Financieringsmaatschappij NV	3.750%	9/10/42	GBP	2,200	3,019
Talanx AG	2.500%	7/23/26	EUR	900	987
Talanx AG	2.250%	12/5/47	EUR	4,700	4,714
Traton Finance Luxembourg SA	0.000%	6/14/24	EUR	6,000	6,122
Traton Finance Luxembourg SA	0.125%	3/24/25	EUR	6,200	6,208
Traton Finance Luxembourg SA	1.250%	3/24/33	EUR	4,300	3,581
UniCredit Bank AG	0.125%	10/26/23	EUR	904	946
UniCredit Bank AG	1.875%	4/9/24	EUR	2,301	2,470
UniCredit Bank AG	0.625%	2/12/25	EUR	20	21
UniCredit Bank AG	0.625%	11/20/25	EUR	9,720	10,016
UniCredit Bank AG	0.500%	5/4/26	EUR	98	100
UniCredit Bank AG	0.500%	2/23/27	EUR	25,400	25,593
UniCredit Bank AG	0.010%	11/19/27	EUR	10,000	9,706
UniCredit Bank AG	0.010%	9/15/28	EUR	5,145	4,914
UniCredit Bank AG	0.875%	1/11/29	EUR	5,731	5,779
UniCredit Bank AG	0.125%	11/22/29	EUR	7,000	6,577
UniCredit Bank AG	0.010%	6/24/30	EUR	5,976	5,512
UniCredit Bank AG	0.250%	1/15/32	EUR	8,800	8,028
UniCredit Bank AG	0.850%	5/22/34	EUR	16,814	15,764
Vantage Towers AG	0.000%	3/31/25	EUR	2,000	2,000
Vantage Towers AG	0.375%	3/31/27	EUR	2,500	2,398
Vantage Towers AG	0.750%	3/31/30	EUR	4,000	3,610
Vier Gas Transport GmbH	3.125%	7/10/23	EUR	3,656	3,961
Vier Gas Transport GmbH	2.875%	6/12/25	EUR	5,190	5,705
Vier Gas Transport GmbH	0.125%	9/10/29	EUR	3,800	3,372
Volkswagen Bank GmbH	0.750%	6/15/23	EUR	5,145	5,421
Volkswagen Bank GmbH	1.250%	6/10/24	EUR	20,900	21,916
Volkswagen Bank GmbH	1.250%	12/15/25	EUR	587	597
Volkswagen Bank GmbH	2.500%	7/31/26	EUR	2,500	2,633
Volkswagen Financial Services AG	0.875%	4/12/23	EUR	4,148	4,378
Volkswagen Financial Services AG	1.500%	10/1/24	EUR	2,708	2,836
Volkswagen Financial Services AG	0.000%	2/12/25	EUR	6,147	6,127
Volkswagen Financial Services AG	2.250%	10/16/26	EUR	8,831	9,218
Volkswagen Financial Services AG	0.125%	2/12/27	EUR	10,000	9,385
Volkswagen Financial Services AG	0.875%	1/31/28	EUR	5,000	4,759
Volkswagen Financial Services AG	3.375%	4/6/28	EUR	17,025	18,481
Volkswagen Financial Services AG	0.375%	2/12/30	EUR	3,000	2,595
Volkswagen Financial Services NV	1.125%	9/18/23	GBP	4,000	4,905
Volkswagen Financial Services NV	0.875%	2/20/25	GBP	5,000	5,850
Volkswagen Financial Services NV	2.250%	4/12/25	GBP	212	257
Volkswagen Financial Services NV	1.375%	9/14/28	GBP	4,000	4,359
Volkswagen International Finance NV	3.375%	11/16/26	GBP	3,300	4,107

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Volkswagen International Finance NV	1.875%	3/30/27	EUR	10,800	11,076
Volkswagen International Finance NV	3.250%	11/18/30	EUR	900	972
Volkswagen International Finance NV	4.125%	11/17/31	GBP	4,100	5,224
Volkswagen International Finance NV	1.250%	9/23/32	EUR	2,700	2,495
Volkswagen International Finance NV	3.300%	3/22/33	EUR	300	321
Volkswagen International Finance NV	4.125%	11/16/38	EUR	10,400	11,928
Volkswagen International Finance NV	1.500%	1/21/41	EUR	3,000	2,393
Volkswagen International Finance NV	4.625%	3/29/49	EUR	3,637	3,835
Volkswagen International Finance NV	5.125%	9/29/49	EUR	1,850	1,999
Volkswagen International Finance NV	3.375%	12/31/99	EUR	7,500	7,809
Volkswagen International Finance NV	3.500%	12/31/99	EUR	8,700	8,928
Volkswagen International Finance NV	3.875%	12/31/99	EUR	4,800	4,796
Volkswagen International Finance NV	3.875%	12/31/99	EUR	12,900	12,425
Volkswagen International Finance NV	4.625%	12/31/99	EUR	4,300	4,403
Volkswagen Leasing GmbH	0.000%	7/12/23	EUR	5,000	5,219
Volkswagen Leasing GmbH	2.625%	1/15/24	EUR	1,039	1,121
Volkswagen Leasing GmbH	1.125%	4/4/24	EUR	4,739	4,964
Volkswagen Leasing GmbH	0.000%	7/19/24	EUR	5,000	5,084
Volkswagen Leasing GmbH	1.375%	1/20/25	EUR	5,235	5,429
Volkswagen Leasing GmbH	1.625%	8/15/25	EUR	985	1,019
Volkswagen Leasing GmbH	0.375%	7/20/26	EUR	1,952	1,891
Volkswagen Leasing GmbH	0.500%	1/12/29	EUR	7,918	7,172
Volkswagen Leasing GmbH	0.625%	7/19/29	EUR	4,000	3,606
Vonovia Finance BV	0.875%	7/3/23	EUR	300	317
Vonovia Finance BV	2.250%	12/15/23	EUR	5,800	6,231
Vonovia Finance BV	1.625%	4/7/24	EUR	5,000	5,287
Vonovia Finance BV	1.250%	12/6/24	EUR	2,000	2,087
Vonovia Finance BV	1.500%	3/31/25	EUR	2,301	2,409
Vonovia Finance BV	1.800%	6/29/25	EUR	11,300	11,811
Vonovia Finance BV	1.125%	9/8/25	EUR	1,200	1,227
Vonovia Finance BV	1.500%	3/22/26	EUR	7,000	7,136
Vonovia Finance BV	1.500%	6/10/26	EUR	2,300	2,332
Vonovia Finance BV	0.625%	7/9/26	EUR	8,000	7,827
Vonovia Finance BV	1.750%	1/25/27	EUR	100	101
Vonovia Finance BV	0.625%	10/7/27	EUR	2,800	2,659
Vonovia Finance BV	1.500%	1/14/28	EUR	400	395
Vonovia Finance BV	2.250%	4/7/30	EUR	4,600	4,586
Vonovia Finance BV	1.125%	9/14/34	EUR	4,600	3,645
Vonovia Finance BV	2.750%	3/22/38	EUR	600	545
Vonovia Finance BV	1.625%	10/7/39	EUR	1,100	836
Vonovia Finance BV	1.000%	1/28/41	EUR	2,000	1,342
Vonovia SE	0.000%	12/1/25	EUR	5,000	4,878
Vonovia SE	0.625%	12/14/29	EUR	10,800	9,550
Vonovia SE	0.750%	9/1/32	EUR	4,400	3,608
Vonovia SE	1.000%	6/16/33	EUR	7,000	5,729
Vonovia SE	1.500%	6/14/41	EUR	6,600	4,849
VW Credit Canada Inc.	1.200%	9/25/23	CAD	2,000	1,505
VW Credit Canada Inc.	2.850%	9/26/24	CAD	765	580
VW Credit Canada Inc.	1.500%	9/23/25	CAD	2,800	1,994
VW Credit Canada Inc.	2.450%	12/10/26	CAD	1,675	1,200
Wintershall Dea Finance BV	0.840%	9/25/25	EUR	4,600	4,444
Wintershall Dea Finance BV	1.332%	9/25/28	EUR	3,200	2,828
Wintershall Dea Finance BV	1.823%	9/25/31	EUR	4,600	3,897
					2,242,965

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Hong Kong (0.0%)
Cheung Kong Infrastructure Finance BVI Ltd.	1.000%	12/12/24	EUR	217	224
Hong Kong & Shanghai Banking Corp. Ltd.	0.204%	6/25/24	JPY	300,000	2,275
					2,499
Indonesia (0.0%)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	EUR	1,000	883
Ireland (0.1%)
Bank of Ireland Group plc	1.375%	8/29/23	EUR	6,860	7,269
Bank of Ireland Group plc	1.000%	11/25/25	EUR	9,929	10,162
CRH Finance DAC	1.375%	10/18/28	EUR	633	637
CRH Finland Services OYJ	0.875%	11/5/23	EUR	2,227	2,344
CRH Funding BV	1.625%	5/5/30	EUR	4,903	4,863
CRH SMW Finance DAC	1.250%	11/5/26	EUR	10,916	11,161
Dell Bank International DAC	0.500%	10/27/26	EUR	8,000	7,840
ESB Finance DAC	3.494%	1/12/24	EUR	452	497
ESB Finance DAC	2.125%	6/8/27	EUR	2,854	3,070
ESB Finance DAC	1.875%	6/14/31	EUR	7,537	7,793
ESB Finance DAC	2.125%	11/5/33	EUR	3,229	3,355
Experian Europe DAC	1.560%	5/16/31	EUR	1,700	1,685
Freshwater Finance plc	5.182%	4/20/35	GBP	904	1,330
Freshwater Finance plc	4.607%	10/17/36	GBP	2,008	2,735
GAS Networks Ireland	1.375%	12/5/26	EUR	1,128	1,177
Kerry Group Financial Services Unltd Co.	2.375%	9/10/25	EUR	4,739	5,116
PartnerRe Ireland Finance DAC	1.250%	9/15/26	EUR	3,096	3,154
Ryanair DAC	1.125%	3/10/23	EUR	100	105
Ryanair DAC	1.125%	8/15/23	EUR	1,355	1,422
Ryanair DAC	2.875%	9/15/25	EUR	9,472	10,119
Smurfit Kappa Acquisitions ULC	2.875%	1/15/26	EUR	5,086	5,505
Smurfit Kappa Treasury ULC	1.500%	9/15/27	EUR	6,000	6,045
Smurfit Kappa Treasury ULC	1.000%	9/22/33	EUR	6,171	5,354
					102,738
Italy (0.7%)
2i Rete Gas SpA	3.000%	7/16/24	EUR	2,708	2,951
2i Rete Gas SpA	1.750%	8/28/26	EUR	465	483
2i Rete Gas SpA	1.608%	10/31/27	EUR	2,934	2,994
2i Rete Gas SpA	0.579%	1/29/31	EUR	12,500	11,101
A2A SpA	1.250%	3/16/24	EUR	1,806	1,905
A2A SpA	0.625%	10/28/32	EUR	6,102	5,240
ACEA SpA	1.000%	10/24/26	EUR	2,763	2,817
ACEA SpA	1.500%	6/8/27	EUR	11,066	11,422
ACEA SpA	0.500%	4/6/29	EUR	16,404	15,229
ACEA SpA	0.250%	7/28/30	EUR	1,562	1,378
Aeroporti di Roma SpA	1.625%	6/8/27	EUR	1,760	1,761
Aeroporti di Roma SpA	1.750%	7/30/31	EUR	1,763	1,579
AMCO - Asset Management Co. SpA	1.500%	7/17/23	EUR	16,318	17,390
AMCO - Asset Management Co. SpA	1.375%	1/27/25	EUR	11,891	12,334
AMCO - Asset Management Co. SpA	2.250%	7/17/27	EUR	9,342	9,698
AMCO - Asset Management Co. SpA	0.750%	4/20/28	EUR	3,952	3,706
Assicurazioni Generali SpA	5.125%	9/16/24	EUR	3,286	3,750
Assicurazioni Generali SpA	7.750%	12/12/42	EUR	3,700	4,050
Assicurazioni Generali SpA	5.500%	10/27/47	EUR	7,102	7,897
Assicurazioni Generali SpA	5.000%	6/8/48	EUR	1,355	1,474

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
ASTM SpA	1.625%	2/8/28	EUR	2,882	2,805
ASTM SpA	1.500%	1/25/30	EUR	4,407	4,043
ASTM SpA	2.375%	11/25/33	EUR	3,000	2,713
Banca Monte dei Paschi di Siena SpA	2.875%	7/16/24	EUR	2,546	2,773
Banca Monte dei Paschi di Siena SpA	2.125%	11/26/25	EUR	4,061	4,347
Banco BPM SpA	0.625%	6/8/23	EUR	4,513	4,764
Banco BPM SpA	1.000%	1/23/25	EUR	6,769	7,075
Banco di Desio e della Brianza SpA	0.875%	9/12/24	EUR	7,221	7,552
Coca-Cola HBC Finance BV	1.875%	11/11/24	EUR	100	107
Coca-Cola HBC Finance BV	1.000%	5/14/27	EUR	5,000	4,955
Credit Agricole Italia SpA	0.875%	6/16/23	EUR	4,600	4,874
Credit Agricole Italia SpA	0.250%	9/30/24	EUR	5,000	5,159
Credit Agricole Italia SpA	0.625%	1/13/26	EUR	2,600	2,664
Credit Agricole Italia SpA	1.000%	3/25/27	EUR	6,800	6,995
Credit Agricole Italia SpA	0.250%	1/17/28	EUR	2,300	2,246
Credit Agricole Italia SpA	1.625%	3/21/29	EUR	900	947
Credit Agricole Italia SpA	1.750%	1/15/38	EUR	2,300	2,327
Credit Agricole Italia SpA	1.000%	1/17/45	EUR	300	259
Credito Emiliano SpA	1.125%	1/17/24	EUR	4,513	4,772
Enel Finance International NV	5.250%	9/29/23	EUR	776	873
Enel Finance International NV	0.000%	6/17/24	EUR	4,478	4,609
Enel Finance International NV	5.625%	8/14/24	GBP	5,116	6,825
Enel Finance International NV	1.000%	9/16/24	EUR	1,715	1,798
Enel Finance International NV	1.966%	1/27/25	EUR	15,202	16,266
Enel Finance International NV	1.375%	6/1/26	EUR	16,870	17,495
Enel Finance International NV	1.125%	9/16/26	EUR	1,219	1,253
Enel Finance International NV	0.000%	6/17/27	EUR	3,000	2,867
Enel Finance International NV	0.375%	6/17/27	EUR	5,592	5,448
Enel Finance International NV	1.000%	10/20/27	GBP	11,399	12,796
Enel Finance International NV	0.500%	6/17/30	EUR	11,500	10,400
Enel Finance International NV	0.875%	9/28/34	EUR	3,000	2,519
Enel Finance International NV	1.125%	10/17/34	EUR	2,347	2,059
Enel Finance International NV	0.875%	6/17/36	EUR	2,586	2,074
Enel Finance International NV	5.750%	9/14/40	GBP	2,990	4,570
Enel SpA	5.625%	6/21/27	EUR	910	1,131
Enel SpA	5.750%	6/22/37	GBP	1,355	2,070
Enel SpA	3.500%	5/24/80	EUR	10,586	11,093
Enel SpA	3.375%	11/24/81	EUR	7,620	7,876
Enel SpA	1.375%	12/31/99	EUR	4,952	4,481
Enel SpA	2.250%	12/31/99	EUR	12,423	12,085
Enel SpA	2.500%	12/31/99	EUR	5,010	5,294
Eni SpA	1.750%	1/18/24	EUR	6,947	7,422
Eni SpA	0.625%	9/19/24	EUR	4,513	4,674
Eni SpA	3.750%	9/12/25	EUR	2,979	3,379
Eni SpA	1.500%	2/2/26	EUR	731	766
Eni SpA	1.250%	5/18/26	EUR	8,000	8,238
Eni SpA	1.500%	1/17/27	EUR	2,257	2,332
Eni SpA	1.625%	5/17/28	EUR	2,330	2,398
Eni SpA	0.375%	6/14/28	EUR	3,000	2,851
Eni SpA	1.125%	9/19/28	EUR	2,483	2,452
Eni SpA	3.625%	1/29/29	EUR	7,000	8,014
Eni SpA	0.625%	1/23/30	EUR	10,489	9,645
Eni SpA	1.000%	10/11/34	EUR	2,708	2,369
Eni SpA	2.625%	12/31/99	EUR	3,610	3,628
Eni SpA	2.750%	12/31/99	EUR	5,976	5,292

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Eni SpA	3.375%	12/31/99	EUR	5,037	4,772
FCA Bank SpA	0.000%	4/16/24	EUR	6,000	6,166
Hera SpA	0.875%	10/14/26	EUR	2,257	2,278
Hera SpA	0.875%	7/5/27	EUR	4,513	4,515
Hera SpA	5.200%	1/29/28	EUR	2,708	3,385
Hera SpA	1.000%	4/25/34	EUR	3,391	2,957
Intesa Sanpaolo SpA	2.125%	8/30/23	EUR	3,610	3,875
Intesa Sanpaolo SpA	4.000%	10/30/23	EUR	2,753	3,037
Intesa Sanpaolo SpA	1.375%	1/18/24	EUR	6,769	7,178
Intesa Sanpaolo SpA	3.125%	2/5/24	EUR	1,806	1,980
Intesa Sanpaolo SpA	0.500%	3/5/24	EUR	2,300	2,408
Intesa Sanpaolo SpA	1.500%	4/10/24	EUR	2,257	2,392
Intesa Sanpaolo SpA	1.000%	7/4/24	EUR	2,618	2,733
Intesa Sanpaolo SpA	0.500%	7/15/24	EUR	2,483	2,587
Intesa Sanpaolo SpA	3.375%	1/24/25	EUR	4,800	5,354
Intesa Sanpaolo SpA	1.250%	2/7/25	EUR	1,128	1,191
Intesa Sanpaolo SpA	1.125%	7/14/25	EUR	2,300	2,413
Intesa Sanpaolo SpA	1.000%	9/25/25	EUR	4,513	4,707
Intesa Sanpaolo SpA	3.250%	2/10/26	EUR	1,900	2,138
Intesa Sanpaolo SpA	0.375%	9/14/26	EUR	4,513	4,541
Intesa Sanpaolo SpA	1.000%	11/19/26	EUR	5,867	5,804
Intesa Sanpaolo SpA	1.125%	10/4/27	EUR	6,183	6,377
Intesa Sanpaolo SpA	0.750%	3/16/28	EUR	3,000	2,838
Intesa Sanpaolo SpA	1.750%	3/20/28	EUR	11,769	11,805
Intesa Sanpaolo SpA	1.750%	7/4/29	EUR	4,061	3,990
Intesa Sanpaolo SpA	1.250%	1/15/30	EUR	100	102
Intesa Sanpaolo SpA	2.500%	1/15/30	GBP	3,355	3,775
Intesa Sanpaolo SpA	2.625%	3/11/36	GBP	3,476	3,476
Iren SpA	0.875%	11/4/24	EUR	2,077	2,157
Iren SpA	1.950%	9/19/25	EUR	2,708	2,876
Italgas SpA	0.875%	4/24/30	EUR	2,708	2,531
Mediobanca Banca di Credito Finanziario SpA	1.125%	7/15/25	EUR	3,159	3,234
Mediobanca Banca di Credito Finanziario SpA	1.375%	11/10/25	EUR	4,875	5,146
Mediobanca Banca di Credito Finanziario SpA	0.875%	1/15/26	EUR	7,221	7,194
Mediobanca Banca di Credito Finanziario SpA	1.250%	11/24/29	EUR	1,174	1,198
Snam SpA	0.000%	5/12/24	EUR	1,355	1,398
Snam SpA	0.875%	10/25/26	EUR	8,870	8,999
Snam SpA	0.750%	6/20/29	EUR	2,000	1,897
Snam SpA	1.000%	9/12/34	EUR	3,610	3,094
Terna - Rete Elettrica Nazionale	1.375%	7/26/27	EUR	4,396	4,521
Terna - Rete Elettrica Nazionale	1.000%	10/11/28	EUR	6,002	5,925
UniCredit SpA	1.250%	6/25/25	EUR	14,300	14,868
UniCredit SpA	0.325%	1/19/26	EUR	8,000	7,783
UniCredit SpA	1.200%	1/20/26	EUR	5,000	5,060
UniCredit SpA	1.250%	6/16/26	EUR	5,456	5,539
UniCredit SpA	0.375%	10/31/26	EUR	8,597	8,594
UniCredit SpA	2.200%	7/22/27	EUR	17,465	17,668
UniCredit SpA	0.850%	1/19/31	EUR	11,114	9,474
					617,808

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan (0.4%)
	Asahi Group Holdings Ltd.	0.155%	10/23/24	EUR	3,159	3,230
	Asahi Group Holdings Ltd.	0.336%	4/19/27	EUR	3,000	2,909
	Central Nippon Expressway Co. Ltd.	0.040%	8/19/24	JPY	10,000	77
	Central Nippon Expressway Co. Ltd.	0.030%	10/30/24	JPY	500,000	3,850
	Central Nippon Expressway Co. Ltd.	0.070%	10/21/25	JPY	450,000	3,466
	Central Nippon Expressway Co. Ltd.	0.050%	5/8/26	JPY	4,600,000	35,359
	Daiichi Sankyo Co. Ltd.	0.810%	7/25/36	JPY	700,000	5,417
	Denso Corp.	0.315%	3/17/28	JPY	400,000	3,078
	East Japan Railway Co.	1.162%	9/15/28	GBP	2,826	3,203
	East Japan Railway Co.	4.875%	6/14/34	GBP	2,500	3,661
	East Japan Railway Co.	0.773%	9/15/34	EUR	391	339
	East Japan Railway Co.	1.104%	9/15/39	EUR	586	497
	East Nippon Expressway Co. Ltd.	0.070%	6/20/25	JPY	600,000	4,623
	East Nippon Expressway Co. Ltd.	0.140%	7/31/29	JPY	580,000	4,431
	East Nippon Expressway Co. Ltd.	0.140%	11/29/29	JPY	400,000	3,047
	Fast Retailing Co. Ltd.	0.405%	6/6/28	JPY	700,000	5,417
	JT International Financial Services BV	1.000%	11/26/29	EUR	5,055	4,747
	JT International Financial Services BV	2.750%	9/28/33	GBP	2,301	2,642
	JT International Financial Services BV	2.375%	4/7/81	EUR	4,513	4,483
	Kansai Electric Power Co. Inc.	0.280%	4/25/24	JPY	42,000	324
	Kansai Electric Power Co. Inc.	0.470%	5/25/27	JPY	80,000	620
	Kansai Electric Power Co. Inc.	0.490%	7/23/27	JPY	110,000	853
	Kansai Electric Power Co. Inc.	0.460%	12/20/27	JPY	316,000	2,447
	Kyushu Electric Power Co. Inc.	1.064%	2/23/24	JPY	91,000	713
	Kyushu Electric Power Co. Inc.	0.170%	8/23/24	JPY	33,000	254
	Kyushu Electric Power Co. Inc.	0.430%	5/25/29	JPY	82,000	627
	Kyushu Electric Power Co. Inc.	0.375%	11/22/29	JPY	600,000	4,580
	Mitsubishi UFJ Financial Group Inc.	0.940%	6/26/24	JPY	100,000	780
	Mitsubishi UFJ Financial Group Inc.	0.872%	9/7/24	EUR	8,574	8,919
	Mitsubishi UFJ Financial Group Inc.	0.535%	4/28/26	JPY	100,000	772
	Mitsubishi UFJ Financial Group Inc.	0.535%	5/31/28	JPY	200,000	1,536
	Mitsubishi UFJ Financial Group Inc.	0.360%	10/31/28	JPY	200,000	1,535
	Mitsubishi UFJ Financial Group Inc.	0.848%	7/19/29	EUR	7,221	6,900
	Mizuho Financial Group Inc.	0.523%	6/10/24	EUR	3,039	3,161
	Mizuho Financial Group Inc.	0.956%	10/16/24	EUR	2,234	2,334
	Mizuho Financial Group Inc.	0.184%	4/13/26	EUR	5,000	4,902
	Mizuho Financial Group Inc.	0.650%	1/26/27	JPY	118,000	911
	Mizuho Financial Group Inc.	0.402%	9/6/29	EUR	2,257	2,047
	Mizuho Financial Group Inc.	0.797%	4/15/30	EUR	4,513	4,127
	Mizuho Financial Group Inc.	0.693%	10/7/30	EUR	18,000	16,065
	Mizuho Financial Group Inc.	0.843%	4/12/33	EUR	3,000	2,582
	MUFG Bank Ltd.	1.950%	11/12/25	JPY	300,000	2,430
[6]	New Kansai International Airport Co. Ltd.	0.882%	6/27/23	JPY	22,600	176
	Nissan Motor Co. Ltd.	1.940%	9/15/23	EUR	5,000	5,303
[3]	Nissan Motor Co. Ltd.	1.940%	9/15/23	EUR	1,012	1,073
	Nissan Motor Co. Ltd.	2.652%	3/17/26	EUR	5,013	5,149
[3]	Nissan Motor Co. Ltd.	2.652%	3/17/26	EUR	2,979	3,059
	Nissan Motor Co. Ltd.	3.201%	9/17/28	EUR	3,976	3,966
[3]	Nissan Motor Co. Ltd.	3.201%	9/17/28	EUR	4,753	4,740
	NTT Finance Corp.	0.010%	3/3/25	EUR	7,720	7,842
	NTT Finance Corp.	0.399%	12/13/28	EUR	8,000	7,655
	NTT Finance Corp.	0.342%	3/3/30	EUR	4,310	3,998
	NTT Finance Corp.	0.380%	9/20/30	JPY	4,000,000	30,730
	NTT Finance Corp.	0.270%	9/19/31	JPY	100,000	758

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Panasonic Corp.	0.300%	9/20/23	JPY	200,000	1,555
Panasonic Corp.	0.934%	3/19/25	JPY	600,000	4,721
Panasonic Corp.	0.470%	9/18/26	JPY	900,000	7,050
Shinkin Central Bank	0.110%	4/27/23	JPY	200,000	1,542
Shinkin Central Bank	0.110%	6/27/23	JPY	140,000	1,079
Shinkin Central Bank	0.110%	10/27/23	JPY	90,000	694
Shoko Chukin Bank Ltd.	0.090%	9/25/26	JPY	2,200,000	16,884
Sumitomo Mitsui Banking Corp.	2.750%	7/24/23	EUR	100	108
Sumitomo Mitsui Banking Corp.	0.010%	9/10/25	EUR	39,733	39,888
Sumitomo Mitsui Banking Corp.	0.267%	6/18/26	EUR	4,513	4,507
Sumitomo Mitsui Banking Corp.	0.409%	11/7/29	EUR	3,159	3,001
Sumitomo Mitsui Financial Group Inc.	0.819%	7/23/23	EUR	722	764
Sumitomo Mitsui Financial Group Inc.	0.849%	9/12/24	JPY	700,000	5,440
Sumitomo Mitsui Financial Group Inc.	0.934%	10/11/24	EUR	100	105
Sumitomo Mitsui Financial Group Inc.	1.546%	6/15/26	EUR	5,055	5,245
Sumitomo Mitsui Financial Group Inc.	0.632%	10/23/29	EUR	4,965	4,548
Sumitomo Mitsui Trust Bank Ltd.	0.010%	10/15/27	EUR	8,168	7,835
Takeda Pharmaceutical Co. Ltd.	2.250%	11/21/26	EUR	3,881	4,147
Takeda Pharmaceutical Co. Ltd.	0.750%	7/9/27	EUR	5,000	4,936
Takeda Pharmaceutical Co. Ltd.	1.000%	7/9/29	EUR	6,273	6,035
Takeda Pharmaceutical Co. Ltd.	3.000%	11/21/30	EUR	14,386	15,700
Takeda Pharmaceutical Co. Ltd.	1.375%	7/9/32	EUR	3,000	2,808
Takeda Pharmaceutical Co. Ltd.	2.000%	7/9/40	EUR	3,836	3,404
Toyota Motor Finance Netherlands BV	0.625%	9/26/23	EUR	10,244	10,789
Toyota Motor Finance Netherlands BV	0.000%	10/27/25	EUR	976	971
West Nippon Expressway Co. Ltd.	0.070%	9/20/23	JPY	440,000	3,392
West Nippon Expressway Co. Ltd.	0.050%	3/19/26	JPY	1,000,000	7,692
West Nippon Expressway Co. Ltd.	0.170%	5/22/26	JPY	430,000	3,260
West Nippon Expressway Co. Ltd.	0.200%	10/19/26	JPY	100,000	757
					407,201
Luxembourg (0.1%)
Acef Holding SCA	0.750%	6/14/28	EUR	1,293	1,198
Acef Holding SCA	1.250%	4/26/30	EUR	5,586	5,032
ArcelorMittal SA	1.000%	5/19/23	EUR	3,000	3,167
ArcelorMittal SA	1.750%	11/19/25	EUR	4,786	4,957
AXA Logistics Europe Master SCA	0.875%	11/15/29	EUR	900	810
Bevco Lux Sarl	1.000%	1/16/30	EUR	2,586	2,357
Blackstone Property Partners Europe Holdings Sarl	0.125%	10/20/23	EUR	1,781	1,840
Blackstone Property Partners Europe Holdings Sarl	2.000%	2/15/24	EUR	6,453	6,795
Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	EUR	5,171	4,961
Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	EUR	4,310	4,091
Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/28	GBP	1,000	1,120
Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/29	EUR	9,672	8,970
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund	0.500%	1/27/28	EUR	3,000	2,766
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund	0.900%	10/12/29	EUR	1,500	1,343
Eurofins Scientific SE	3.750%	7/17/26	EUR	9,000	10,239
Logicor Financing Sarl	2.250%	5/13/25	EUR	1,399	1,462
Logicor Financing Sarl	1.500%	7/13/26	EUR	4,000	3,977

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Logicor Financing Sarl	1.625%	7/15/27	EUR	4,513	4,402
Logicor Financing Sarl	3.250%	11/13/28	EUR	3,520	3,641
Logicor Financing Sarl	2.750%	1/15/30	GBP	4,000	4,614
Logicor Financing Sarl	1.625%	1/17/30	EUR	2,000	1,823
Logicor Financing Sarl	0.875%	1/14/31	EUR	3,586	2,958
NORD/LB Luxembourg SA Covered Bond Bank	0.375%	6/15/23	EUR	4,600	4,841
NORD/LB Luxembourg SA Covered Bond Bank	0.375%	3/7/24	EUR	2,300	2,394
P3 Group Sarl	1.625%	1/26/29	EUR	3,000	2,765
Prologis International Funding II SA	1.750%	3/15/28	EUR	125	128
Prologis International Funding II SA	0.875%	7/9/29	EUR	2,708	2,546
Prologis International Funding II SA	1.625%	6/17/32	EUR	4,806	4,447
Prologis International Funding II SA	3.000%	2/22/42	GBP	800	905
SELP Finance Sarl	1.250%	10/25/23	EUR	1,850	1,955
SELP Finance Sarl	1.500%	12/20/26	EUR	1,952	1,965
SELP Finance Sarl	0.875%	5/27/29	EUR	1,000	914
SES SA	0.875%	11/4/27	EUR	1,710	1,643
					107,026
Mexico (0.0%)
America Movil SAB de CV	1.500%	3/10/24	EUR	217	230
America Movil SAB de CV	5.000%	10/27/26	GBP	1,039	1,408
America Movil SAB de CV	0.750%	6/26/27	EUR	1,941	1,912
America Movil SAB de CV	2.125%	3/10/28	EUR	2,301	2,404
America Movil SAB de CV	5.750%	6/28/30	GBP	1,760	2,574
America Movil SAB de CV	4.948%	7/22/33	GBP	1,000	1,410
America Movil SAB de CV	4.375%	8/7/41	GBP	3,404	4,506
America Movil SAB de CV	6.375%	9/6/73	EUR	3,791	4,190
					18,634
Netherlands (0.9%)
ABN AMRO Bank NV	0.500%	7/17/23	EUR	1,355	1,428
ABN AMRO Bank NV	2.500%	9/5/23	EUR	3,159	3,420
ABN AMRO Bank NV	2.500%	11/29/23	EUR	1,850	2,015
ABN AMRO Bank NV	0.875%	1/15/24	EUR	2,708	2,861
ABN AMRO Bank NV	2.375%	1/23/24	EUR	7,401	8,019
ABN AMRO Bank NV	1.375%	1/16/25	GBP	100	120
ABN AMRO Bank NV	1.000%	4/16/25	EUR	5,000	5,233
ABN AMRO Bank NV	1.250%	5/28/25	EUR	14,800	15,418
ABN AMRO Bank NV	0.875%	1/14/26	EUR	400	415
ABN AMRO Bank NV	0.600%	1/15/27	EUR	6,800	6,694
ABN AMRO Bank NV	1.500%	9/30/30	EUR	9,793	10,169
ABN AMRO Bank NV	1.000%	4/13/31	EUR	3,700	3,665
ABN AMRO Bank NV	1.000%	6/2/33	EUR	6,400	5,666
ABN AMRO Bank NV	1.375%	1/10/34	EUR	6,500	6,475
ABN AMRO Bank NV	0.375%	1/14/35	EUR	18,200	15,859
ABN AMRO Bank NV	1.375%	1/12/37	EUR	10,000	9,704
ABN AMRO Bank NV	1.450%	4/12/38	EUR	1,600	1,559
ABN AMRO Bank NV	1.125%	4/23/39	EUR	2,300	2,111
ABN AMRO Bank NV	0.400%	9/17/41	EUR	10,700	8,416
Adecco International Financial Services BV	0.125%	9/21/28	EUR	7,000	6,435
Aegon Bank NV	0.250%	5/25/55	EUR	8,500	8,953
Aegon Bank NV	0.375%	11/21/56	EUR	4,600	4,754
Aegon Bank NV	0.750%	6/27/59	EUR	1,200	1,214
Aegon NV	1.000%	12/8/23	EUR	497	523
Aegon NV	6.625%	12/16/39	GBP	406	702

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Aegon NV	4.000%	4/25/44	EUR	904	976
Akzo Nobel NV	1.750%	11/7/24	EUR	1,625	1,729
Akzo Nobel NV	1.125%	4/8/26	EUR	1,850	1,904
Akzo Nobel NV	1.625%	4/14/30	EUR	7,000	7,002
Alliander NV	2.875%	6/14/24	EUR	100	110
Alliander NV	0.375%	6/10/30	EUR	3,184	2,991
ASML Holding NV	3.375%	9/19/23	EUR	452	496
ASML Holding NV	1.375%	7/7/26	EUR	4,875	5,143
ASML Holding NV	1.625%	5/28/27	EUR	633	671
ASML Holding NV	0.625%	5/7/29	EUR	3,586	3,490
ASR Nederland NV	5.125%	9/29/45	EUR	1,355	1,523
ASR Nederland NV	3.375%	5/2/49	EUR	2,775	2,842
Cooperatieve Rabobank UA	2.375%	5/22/23	EUR	2,595	2,800
Cooperatieve Rabobank UA	3.875%	7/25/23	EUR	1,512	1,661
Cooperatieve Rabobank UA	0.750%	8/29/23	EUR	7,900	8,357
Cooperatieve Rabobank UA	0.625%	2/27/24	EUR	3,000	3,143
Cooperatieve Rabobank UA	1.250%	1/14/25	GBP	1,900	2,271
Cooperatieve Rabobank UA	4.125%	7/14/25	EUR	9,025	10,360
Cooperatieve Rabobank UA	1.250%	3/23/26	EUR	2,618	2,743
Cooperatieve Rabobank UA	4.250%	5/12/26	AUD	500	356
Cooperatieve Rabobank UA	3.125%	9/15/26	CHF	6,200	6,923
Cooperatieve Rabobank UA	1.375%	2/3/27	EUR	1,986	2,072
Cooperatieve Rabobank UA	5.250%	9/14/27	GBP	7,045	9,388
Cooperatieve Rabobank UA	0.375%	12/1/27	EUR	10,000	9,743
Cooperatieve Rabobank UA	0.875%	2/8/28	EUR	17,300	17,589
Cooperatieve Rabobank UA	0.875%	5/5/28	EUR	8,200	8,126
Cooperatieve Rabobank UA	1.875%	7/12/28	GBP	8,000	9,396
Cooperatieve Rabobank UA	0.875%	2/1/29	EUR	4,600	4,632
Cooperatieve Rabobank UA	4.625%	5/23/29	GBP	4,288	5,556
Cooperatieve Rabobank UA	4.550%	8/30/29	GBP	3,208	4,407
Cooperatieve Rabobank UA	1.250%	5/31/32	EUR	3,400	3,395
Cooperatieve Rabobank UA	0.625%	2/25/33	EUR	11,800	10,274
Cooperatieve Rabobank UA	1.500%	4/26/38	EUR	3,200	3,138
Cooperatieve Rabobank UA	0.750%	6/21/39	EUR	5,500	4,745
Cooperatieve Rabobank UA	5.250%	5/23/41	GBP	282	453
CTP NV	2.125%	10/1/25	EUR	600	620
CTP NV	0.625%	9/27/26	EUR	4,857	4,502
CTP NV	0.750%	2/18/27	EUR	2,586	2,377
CTP NV	1.250%	6/21/29	EUR	2,976	2,610
CTP NV	1.500%	9/27/31	EUR	1,196	986
de Volksbank NV	0.500%	1/30/26	EUR	3,400	3,473
de Volksbank NV	0.250%	6/22/26	EUR	6,800	6,567
de Volksbank NV	0.750%	5/18/27	EUR	2,300	2,340
de Volksbank NV	0.375%	3/3/28	EUR	7,000	6,429
de Volksbank NV	0.750%	10/24/31	EUR	2,257	2,166
Enexis Holding NV	0.875%	4/28/26	EUR	5,500	5,673
Euronext NV	1.125%	6/12/29	EUR	8,000	7,851
Euronext NV	0.750%	5/17/31	EUR	3,000	2,728
Euronext NV	1.500%	5/17/41	EUR	3,000	2,456
EXOR NV	1.750%	1/18/28	EUR	2,392	2,458
EXOR NV	2.250%	4/29/30	EUR	5,547	5,725
EXOR NV	0.875%	1/19/31	EUR	3,000	2,658
Heineken NV	1.500%	12/7/24	EUR	2,301	2,440
Heineken NV	1.625%	3/30/25	EUR	3,610	3,822
Heineken NV	2.875%	8/4/25	EUR	2,663	2,915

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Heineken NV	1.375%	1/29/27	EUR	4,558	4,709
Heineken NV	1.500%	10/3/29	EUR	100	101
Heineken NV	2.250%	3/30/30	EUR	6,769	7,175
Heineken NV	1.250%	5/7/33	EUR	4,000	3,729
Heineken NV	1.750%	5/7/40	EUR	4,229	3,745
ING Bank NV	1.875%	5/22/23	EUR	7,852	8,420
ING Bank NV	0.875%	4/11/28	EUR	7,100	7,211
ING Bank NV	0.125%	12/8/32	EUR	11,600	10,486
ING Groep NV	1.000%	9/20/23	EUR	2,900	3,073
ING Groep NV	1.125%	2/14/25	EUR	6,600	6,866
ING Groep NV	0.100%	9/3/25	EUR	5,000	5,076
ING Groep NV	2.125%	1/10/26	EUR	6,800	7,204
ING Groep NV	3.000%	2/18/26	GBP	3,300	4,053
ING Groep NV	1.250%	2/16/27	EUR	5,000	5,067
ING Groep NV	2.500%	2/15/29	EUR	4,600	4,874
ING Groep NV	0.250%	2/18/29	EUR	5,400	4,974
ING Groep NV	1.625%	9/26/29	EUR	12,200	12,541
ING Groep NV	0.250%	2/1/30	EUR	9,300	8,326
ING Groep NV	1.750%	2/16/31	EUR	5,000	4,878
ING Groep NV	0.875%	6/9/32	EUR	3,000	2,825
JDE Peet's NV	0.625%	2/9/28	EUR	8,000	7,582
JDE Peet's NV	0.500%	1/16/29	EUR	7,000	6,388
JDE Peet's NV	1.125%	6/16/33	EUR	8,000	6,881
Koninklijke Ahold Delhaize NV	1.750%	4/2/27	EUR	5,000	5,243
Koninklijke Ahold Delhaize NV	0.375%	3/18/30	EUR	4,000	3,653
Koninklijke DSM NV	2.375%	4/3/24	EUR	1,768	1,912
Koninklijke DSM NV	1.000%	4/9/25	EUR	1,444	1,510
Koninklijke DSM NV	0.250%	6/23/28	EUR	4,000	3,846
Koninklijke KPN NV	0.625%	4/9/25	EUR	4,600	4,723
Koninklijke KPN NV	5.000%	11/18/26	GBP	1,652	2,194
Koninklijke KPN NV	5.750%	9/17/29	GBP	2,444	3,389
Koninklijke KPN NV	0.875%	12/14/32	EUR	2,500	2,232
Koninklijke KPN NV	0.875%	11/15/33	EUR	1,800	1,572
Koninklijke Philips NV	1.375%	5/2/28	EUR	3,475	3,509
Koninklijke Philips NV	2.000%	3/30/30	EUR	4,513	4,641
LeasePlan Corp. NV	3.500%	4/9/25	EUR	2,976	3,271
LeasePlan Corp. NV	0.250%	2/23/26	EUR	7,391	7,285
Nationale-Nederlanden Bank NV	0.375%	2/26/25	EUR	6,000	6,125
Nationale-Nederlanden Bank NV	0.500%	9/21/28	EUR	8,800	8,198
Nationale-Nederlanden Bank NV	0.375%	3/4/41	EUR	10,000	7,886
Nationale-Nederlanden Bank NV	0.625%	9/11/55	EUR	3,600	3,707
Nationale-Nederlanden Bank NV	0.250%	2/27/56	EUR	5,000	5,212
Nationale-Nederlanden Bank NV	0.500%	10/10/56	EUR	300	312
Nederlandse Gasunie NV	2.625%	7/13/22	EUR	677	718
Nederlandse Gasunie NV	1.000%	5/11/26	EUR	7,793	8,048
Nederlandse Gasunie NV	0.375%	10/3/31	EUR	1,355	1,222
NIBC Bank NV	3.125%	11/15/23	GBP	5,500	6,888
NIBC Bank NV	0.875%	7/8/25	EUR	11,200	11,402
NIBC Bank NV	0.625%	6/1/26	EUR	5,300	5,403
NIBC Bank NV	0.250%	9/9/26	EUR	9,400	9,051
NIBC Bank NV	0.500%	3/19/27	EUR	7,000	7,016
NIBC Bank NV	1.000%	9/11/28	EUR	2,300	2,327
NIBC Bank NV	0.010%	10/15/29	EUR	4,600	4,267
NIBC Bank NV	0.125%	4/21/31	EUR	21,600	19,544
NN Group NV	1.625%	6/1/27	EUR	3,100	3,215

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
NN Group NV	4.625%	1/13/48	EUR	5,791	6,394
NN Group NV	4.375%	6/29/49	EUR	1,752	1,887
PostNL NV	1.000%	11/21/24	EUR	857	897
PostNL NV	0.625%	9/23/26	EUR	2,257	2,258
Royal Schiphol Group NV	0.000%	4/22/25	EUR	7,478	7,529
Royal Schiphol Group NV	2.000%	10/5/26	EUR	2,000	2,134
Royal Schiphol Group NV	2.000%	4/6/29	EUR	16,246	17,195
Royal Schiphol Group NV	0.875%	9/8/32	EUR	5,000	4,572
Shell International Finance BV	1.125%	4/7/24	EUR	4,739	5,013
Shell International Finance BV	0.375%	2/15/25	EUR	10,648	10,925
Shell International Finance BV	1.625%	1/20/27	EUR	11,025	11,613
Shell International Finance BV	0.125%	11/8/27	EUR	2,257	2,185
Shell International Finance BV	1.500%	4/7/28	EUR	8,000	8,292
Shell International Finance BV	1.250%	5/12/28	EUR	217	221
Shell International Finance BV	0.750%	8/15/28	EUR	4,513	4,445
Shell International Finance BV	1.000%	12/10/30	GBP	2,671	2,828
Shell International Finance BV	1.875%	4/7/32	EUR	7,513	7,675
Shell International Finance BV	0.875%	11/8/39	EUR	4,468	3,530
Shell International Finance BV	1.750%	9/10/52	GBP	2,257	1,841
Siemens Financieringsmaatschappij NV	0.900%	2/28/28	EUR	5,000	5,096
Stedin Holding NV	0.875%	10/24/25	EUR	20,250	20,857
Stedin Holding NV	1.375%	9/19/28	EUR	2,257	2,309
Stedin Holding NV	0.500%	11/14/29	EUR	2,257	2,135
TenneT Holding BV	0.750%	6/26/25	EUR	4,513	4,665
TenneT Holding BV	1.000%	6/13/26	EUR	100	103
TenneT Holding BV	1.375%	6/5/28	EUR	23,013	23,677
TenneT Holding BV	1.375%	6/26/29	EUR	4,749	4,841
TenneT Holding BV	0.875%	6/3/30	EUR	4,500	4,347
TenneT Holding BV	1.250%	10/24/33	EUR	722	682
TenneT Holding BV	1.875%	6/13/36	EUR	2,637	2,572
TenneT Holding BV	1.500%	6/3/39	EUR	5,362	4,833
TenneT Holding BV	0.500%	11/30/40	EUR	5,416	3,987
TenneT Holding BV	1.125%	6/9/41	EUR	5,000	4,090
Toyota Motor Finance Netherlands BV	0.750%	12/19/25	GBP	4,000	4,710
Vesteda Finance BV	1.500%	5/24/27	EUR	1,806	1,860
Vesteda Finance BV	0.750%	10/18/31	EUR	2,586	2,307
VIA Outlets BV	1.750%	11/15/28	EUR	2,200	2,078
Volkswagen Financial Services NV	2.125%	1/18/28	GBP	5,000	5,775
Wolters Kluwer NV	0.250%	3/30/28	EUR	1,500	1,427
Wolters Kluwer NV	0.750%	7/3/30	EUR	1,300	1,215
					863,734
New Zealand (0.1%)
ANZ New Zealand Int'l Ltd.	0.200%	9/23/27	EUR	15,976	15,257
ASB Bank Ltd.	1.646%	5/4/26	NZD	3,000	1,723
ASB Finance Ltd.	0.125%	10/18/23	EUR	2,212	2,313
ASB Finance Ltd.	0.625%	10/18/24	EUR	1,637	1,706
ASB Finance Ltd.	0.750%	10/9/25	EUR	2,257	2,327
ASB Finance Ltd.	0.250%	9/8/28	EUR	3,000	2,759
ASB Finance Ltd.	0.250%	5/21/31	EUR	32,162	29,269
Bank of New Zealand	1.884%	6/8/26	NZD	1,000	577
BNZ International Funding Ltd.	0.500%	5/13/23	EUR	2,301	2,427
BNZ International Funding Ltd.	0.500%	7/3/24	EUR	15,500	16,146
BNZ International Funding Ltd.	0.625%	7/3/25	EUR	6,769	6,977
Fonterra Co-operative Group Ltd.	9.375%	12/4/23	GBP	542	752
Fonterra Co-operative Group Ltd.	0.750%	11/8/24	EUR	687	716

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Fonterra Co-operative Group Ltd.	4.000%	11/2/27	AUD	100	69
Transpower New Zealand Ltd.	5.750%	8/28/23	AUD	70	51
Westpac New Zealand Ltd.	1.439%	2/24/26	NZD	4,000	2,285
Westpac Securities NZ Ltd.	0.500%	1/17/24	EUR	4,513	4,733
Westpac Securities NZ Ltd.	0.375%	2/5/24	CHF	2,625	2,688
Westpac Securities NZ Ltd.	0.300%	6/25/24	EUR	3,610	3,740
					96,515
Norway (0.4%)
Aker BP ASA	1.125%	5/12/29	EUR	3,000	2,832
DNB Bank ASA	0.600%	9/25/23	EUR	2,708	2,854
DNB Boligkreditt A/S	0.375%	11/20/24	EUR	4,513	4,675
DNB Boligkreditt A/S	0.625%	1/14/26	EUR	6,769	6,951
DNB Boligkreditt A/S	0.250%	9/7/26	EUR	9,071	9,086
DNB Boligkreditt A/S	0.010%	5/12/28	EUR	27,000	25,922
Eika Boligkreditt A/S	0.375%	2/26/25	EUR	722	744
Eika Boligkreditt A/S	0.010%	3/23/28	EUR	7,957	7,640
Equinor ASA	2.875%	9/10/25	EUR	15,316	17,004
Equinor ASA	0.750%	5/22/26	EUR	5,518	5,654
Equinor ASA	0.750%	11/9/26	EUR	6,453	6,574
Equinor ASA	1.250%	2/17/27	EUR	8,981	9,329
Equinor ASA	6.125%	11/27/28	GBP	4,291	6,425
Equinor ASA	6.875%	3/11/31	GBP	3,227	5,235
Equinor ASA	1.375%	5/22/32	EUR	11,867	11,661
Equinor ASA	1.625%	2/17/35	EUR	4,301	4,128
Equinor ASA	1.625%	11/9/36	EUR	904	850
Equinor ASA	4.250%	4/10/41	GBP	2,093	2,946
Norsk Hydro ASA	1.125%	4/11/25	EUR	542	557
Santander Consumer Bank A/S	0.125%	9/11/24	EUR	7,600	7,762
Santander Consumer Bank A/S	0.125%	4/14/26	EUR	5,000	4,927
SpareBank 1 Boligkreditt A/S	0.750%	9/5/22	EUR	4,513	4,779
SpareBank 1 Boligkreditt A/S	0.375%	6/26/24	EUR	15,000	15,611
SpareBank 1 Boligkreditt A/S	0.500%	1/30/25	EUR	15,000	15,521
SpareBank 1 Boligkreditt A/S	0.125%	5/14/26	EUR	4,513	4,524
SpareBank 1 Boligkreditt A/S	0.250%	8/30/26	EUR	18,728	18,779
SpareBank 1 Boligkreditt A/S	1.000%	1/30/29	EUR	4,513	4,565
SpareBank 1 Boligkreditt A/S	0.125%	11/5/29	EUR	4,513	4,238
SpareBank 1 Boligkreditt AS	0.125%	1/20/28	EUR	20,000	19,428
SpareBank 1 SMN	0.750%	7/3/23	EUR	1,219	1,287
SpareBank 1 SMN	0.010%	2/18/28	EUR	4,547	4,242
SpareBank 1 SR-Bank ASA	0.625%	3/25/24	EUR	1,806	1,885
Sparebanken Vest Boligkreditt A/S	0.375%	2/14/24	EUR	22,957	24,011
Sparebanken Vest Boligkreditt A/S	0.750%	2/27/25	EUR	4,513	4,698
Sparebanken Vest Boligkreditt A/S	0.500%	2/12/26	EUR	25,374	25,897
SR-Boligkreditt A/S	0.375%	10/3/24	EUR	11,564	11,989
Statkraft A/S	1.125%	3/20/25	EUR	6,769	7,062
Statkraft A/S	1.500%	3/26/30	EUR	1,223	1,229
Statnett SF	0.875%	3/8/25	EUR	208	216
Statnett SF	1.250%	4/26/30	EUR	1,747	1,728
Storebrand Livsforsikring A/S	1.875%	9/30/51	EUR	4,121	3,598
Telenor ASA	2.500%	5/22/25	EUR	1,084	1,183
Telenor ASA	0.750%	5/31/26	EUR	7,311	7,442
Telenor ASA	1.125%	5/31/29	EUR	6,114	6,066
					333,734

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Poland (0.0%)
	ORLEN Capital AB	2.500%	6/7/23	EUR	2,573	2,723
	Polski Koncern Naftowy ORLEN SA	1.125%	5/27/28	EUR	1,000	879
						3,602
Portugal (0.1%)
	Banco Santander Totta SA	1.250%	9/26/27	EUR	4,200	4,368
	Brisa-Concessao Rodoviaria SA	2.000%	3/22/23	EUR	100	107
	Brisa-Concessao Rodoviaria SA	2.375%	5/10/27	EUR	6,000	6,449
	Cia de Seguros Fidelidade SA	4.250%	9/4/31	EUR	6,800	7,068
	EDP - Energias de Portugal SA	1.625%	4/15/27	EUR	7,600	7,910
	EDP Finance BV	1.875%	9/29/23	EUR	4,017	4,305
	EDP Finance BV	8.625%	1/4/24	GBP	4,064	5,603
	EDP Finance BV	1.125%	2/12/24	EUR	5,145	5,431
	EDP Finance BV	2.000%	4/22/25	EUR	7,211	7,705
	EDP Finance BV	1.625%	1/26/26	EUR	12,149	12,740
	EDP Finance BV	0.375%	9/16/26	EUR	4,513	4,473
	EDP Finance BV	1.500%	11/22/27	EUR	1,298	1,332
	Energias de Portugal SA	2.875%	6/1/26	EUR	5,200	5,721
	Galp Gas Natural Distribuicao SA	1.375%	9/19/23	EUR	1,300	1,378
	Ren Finance BV	1.750%	1/18/28	EUR	1,196	1,243
						75,833
Romania (0.0%)
	NE Property BV	1.875%	10/9/26	EUR	2,708	2,590
	NE Property BV	3.375%	7/14/27	EUR	293	295
	NE Property BV	2.000%	1/20/30	EUR	1,900	1,634
						4,519
Singapore (0.1%)
	DBS Bank Ltd.	0.375%	1/23/24	EUR	4,965	5,192
	DBS Group Holdings Ltd.	3.980%	12/31/99	SGD	1,000	736
	Oversea-Chinese Banking Corp. Ltd.	0.625%	4/18/25	EUR	4,513	4,662
	Oversea-Chinese Banking Corp. Ltd.	4.000%	12/31/99	SGD	1,500	1,098
	Temasek Financial I Ltd.	0.500%	11/20/31	EUR	9,929	9,040
	Temasek Financial I Ltd.	5.125%	7/26/40	GBP	2,934	4,773
	Temasek Financial I Ltd.	1.250%	11/20/49	EUR	2,294	1,986
	United Overseas Bank Ltd.	0.500%	1/16/25	EUR	5,641	5,836
	United Overseas Bank Ltd.	0.100%	5/25/29	EUR	14,348	13,556
						46,879
South Africa (0.0%)
	Anglo American Capital plc	1.625%	9/18/25	EUR	100	103
	Anglo American Capital plc	1.625%	3/11/26	EUR	1,015	1,041
						1,144
South Korea (0.0%)
[3]	LG Chem Ltd.	0.500%	4/15/23	EUR	497	523
Spain (0.7%)
	Abertis Infraestructuras SA	3.750%	6/20/23	EUR	4,600	5,007
	Abertis Infraestructuras SA	2.500%	2/27/25	EUR	100	108
	Abertis Infraestructuras SA	0.625%	7/15/25	EUR	1,900	1,921
	Abertis Infraestructuras SA	1.375%	5/20/26	EUR	300	309
	Abertis Infraestructuras SA	3.375%	11/27/26	GBP	1,400	1,715
	Abertis Infraestructuras SA	1.000%	2/27/27	EUR	500	495
	Abertis Infraestructuras SA	2.375%	9/27/27	EUR	3,300	3,465
	Abertis Infraestructuras SA	1.250%	2/7/28	EUR	1,300	1,262
	Abertis Infraestructuras SA	1.125%	3/26/28	EUR	3,000	2,887

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Abertis Infraestructuras SA	2.250%	3/29/29	EUR	8,900	8,963
Abertis Infraestructuras SA	3.000%	3/27/31	EUR	1,700	1,769
Abertis Infraestructuras SA	1.875%	3/26/32	EUR	2,800	2,614
Acciona Energia Financiacion Filiales SA	1.375%	1/26/32	EUR	3,000	2,820
ACS Servicios Comunicaciones y Energia SA	1.875%	4/20/26	EUR	1,900	1,962
Amadeus IT Group SA	2.500%	5/20/24	EUR	2,000	2,150
Amadeus IT Group SA	1.875%	9/24/28	EUR	3,000	3,077
AYT Cedulas Cajas Global FTA	4.250%	10/25/23	EUR	400	443
AYT Cedulas Cajas Global FTA	4.750%	5/25/27	EUR	4,900	5,924
AyT Cedulas Cajas X Fondo de Titulizacion de Activos	3.750%	6/30/25	EUR	4,600	5,194
Banco Bilbao Vizcaya Argentaria SA	1.125%	2/28/24	EUR	1,400	1,476
Banco Bilbao Vizcaya Argentaria SA	2.250%	6/12/24	EUR	1,400	1,514
Banco Bilbao Vizcaya Argentaria SA	0.375%	10/2/24	EUR	1,400	1,440
Banco Bilbao Vizcaya Argentaria SA	4.000%	2/25/25	EUR	3,300	3,747
Banco Bilbao Vizcaya Argentaria SA	0.875%	11/22/26	EUR	6,800	6,986
Banco Bilbao Vizcaya Argentaria SA	0.500%	1/14/27	EUR	4,900	4,748
Banco Bilbao Vizcaya Argentaria SA	3.500%	2/10/27	EUR	6,400	6,905
Banco Bilbao Vizcaya Argentaria SA	0.125%	3/24/27	EUR	4,000	3,923
Banco Bilbao Vizcaya Argentaria SA	1.000%	1/16/30	EUR	6,300	6,276
Banco de Sabadell SA	0.125%	10/20/23	EUR	3,600	3,765
Banco de Sabadell SA	1.625%	3/7/24	EUR	8,500	8,951
Banco de Sabadell SA	0.625%	6/10/24	EUR	13,800	14,432
Banco de Sabadell SA	1.125%	3/11/27	EUR	8,100	8,111
Banco Santander SA	0.750%	6/12/23	CHF	2,590	2,675
Banco Santander SA	2.750%	9/12/23	GBP	2,600	3,254
Banco Santander SA	1.375%	7/31/24	GBP	1,900	2,302
Banco Santander SA	1.125%	11/27/24	EUR	6,700	7,057
Banco Santander SA	0.463%	12/5/24	JPY	900,000	6,968
Banco Santander SA	1.125%	1/17/25	EUR	1,900	1,974
Banco Santander SA	2.500%	3/18/25	EUR	4,400	4,674
Banco Santander SA	1.000%	4/7/25	EUR	19,500	20,394
Banco Santander SA	1.375%	1/5/26	EUR	1,700	1,744
Banco Santander SA	1.500%	1/25/26	EUR	11,800	12,488
Banco Santander SA	3.875%	2/6/26	EUR	100	115
Banco Santander SA	3.250%	4/4/26	EUR	5,100	5,519
Banco Santander SA	0.300%	10/4/26	EUR	4,600	4,512
Banco Santander SA	0.500%	2/4/27	EUR	4,300	4,155
Banco Santander SA	0.500%	3/24/27	EUR	7,800	7,658
Banco Santander SA	4.625%	5/4/27	EUR	800	971
Banco Santander SA	2.125%	2/8/28	EUR	1,300	1,303
Banco Santander SA	0.200%	2/11/28	EUR	7,000	6,568
Banco Santander SA	0.310%	6/9/28	CHF	3,135	2,986
Banco Santander SA	1.125%	10/25/28	EUR	2,300	2,356
Banco Santander SA	0.875%	5/9/31	EUR	4,700	4,580
Banco Santander SA	0.100%	2/27/32	EUR	7,400	6,600
Banco Santander SA	2.000%	11/27/34	EUR	5,300	5,622
Bankinter SA	1.000%	2/5/25	EUR	3,700	3,875
Bankinter SA	1.250%	2/7/28	EUR	100	103
CaixaBank SA	1.750%	10/24/23	EUR	4,600	4,901
CaixaBank SA	2.375%	2/1/24	EUR	3,100	3,331
CaixaBank SA	2.625%	3/21/24	EUR	2,600	2,827
CaixaBank SA	1.125%	5/17/24	EUR	3,700	3,882
CaixaBank SA	0.625%	10/1/24	EUR	2,000	2,046
CaixaBank SA	0.375%	2/3/25	EUR	2,000	2,028

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
CaixaBank SA	4.000%	2/3/25	EUR	5,600	6,344
CaixaBank SA	3.875%	2/17/25	EUR	7,800	8,818
CaixaBank SA	0.625%	3/27/25	EUR	8,200	8,484
CaixaBank SA	1.000%	9/25/25	EUR	5,100	5,303
CaixaBank SA	1.125%	3/27/26	EUR	4,600	4,671
CaixaBank SA	1.375%	6/19/26	EUR	2,300	2,322
CaixaBank SA	0.750%	7/9/26	EUR	12,400	12,296
CaixaBank SA	0.750%	7/10/26	EUR	10,600	10,688
CaixaBank SA	1.125%	11/12/26	EUR	2,300	2,279
CaixaBank SA	0.375%	11/18/26	EUR	4,000	3,942
CaixaBank SA	1.250%	1/11/27	EUR	200	208
CaixaBank SA	1.000%	1/17/28	EUR	2,600	2,651
CaixaBank SA	0.750%	5/26/28	EUR	10,200	9,741
CaixaBank SA	2.750%	7/14/28	EUR	1,900	2,018
CaixaBank SA	2.250%	4/17/30	EUR	6,400	6,551
CaixaBank SA	1.250%	6/18/31	EUR	3,000	2,898
CaixaBank SA	4.125%	3/24/36	EUR	2,150	2,828
Caja Rural de Navarra SCC	0.875%	5/8/25	EUR	3,000	3,116
Cajamar Caja Rural SCC	0.875%	6/18/23	EUR	6,800	7,203
Canal de Isabel II Gestion SA	1.680%	2/26/25	EUR	1,600	1,681
Cedulas TDA 6 Fondo de Titulizacion de Activos	3.875%	5/23/25	EUR	400	453
Criteria Caixa SA	1.500%	5/10/23	EUR	1,300	1,383
Criteria Caixa SA	0.875%	10/28/27	EUR	3,000	2,901
Enagas Financiaciones SA	1.250%	2/6/25	EUR	2,400	2,522
Enagas Financiaciones SA	1.375%	5/5/28	EUR	100	103
Eurocaja Rural SCC	0.875%	5/27/24	EUR	2,300	2,416
FCC Aqualia SA	2.629%	6/8/27	EUR	1,793	1,881
Ferrovial Emisiones SA	2.500%	7/15/24	EUR	2,300	2,492
Iberdrola Finanzas SA	7.375%	1/29/24	GBP	2,100	2,848
Iberdrola Finanzas SA	1.000%	3/7/24	EUR	1,300	1,375
Iberdrola Finanzas SA	1.000%	3/7/25	EUR	100	105
Iberdrola Finanzas SA	0.875%	6/16/25	EUR	6,000	6,240
Iberdrola Finanzas SA	1.621%	11/29/29	EUR	2,000	2,106
Iberdrola International BV	1.750%	9/17/23	EUR	4,600	4,931
Iberdrola International BV	1.875%	10/8/24	EUR	100	107
Iberdrola International BV	0.375%	9/15/25	EUR	7,700	7,849
Iberdrola International BV	1.125%	4/21/26	EUR	2,000	2,086
Iberdrola International BV	1.450%	12/31/99	EUR	6,000	5,694
Iberdrola International BV	1.874%	12/31/99	EUR	13,300	13,003
Iberdrola International BV	1.875%	12/31/99	EUR	300	316
Iberdrola International BV	2.250%	12/31/99	EUR	3,000	2,771
Iberdrola International BV	3.250%	12/31/99	EUR	13,000	13,737
Inmobiliaria Colonial Socimi SA	1.450%	10/28/24	EUR	2,100	2,197
Inmobiliaria Colonial Socimi SA	1.625%	11/28/25	EUR	3,900	4,057
Inmobiliaria Colonial Socimi SA	2.000%	4/17/26	EUR	1,900	1,986
Inmobiliaria Colonial Socimi SA	2.500%	11/28/29	EUR	2,000	2,065
Mapfre SA	1.625%	5/19/26	EUR	500	522
Mapfre SA	4.375%	3/31/47	EUR	2,100	2,247
Mapfre SA	4.125%	9/7/48	EUR	3,300	3,471
Merlin Properties Socimi SA	1.750%	5/26/25	EUR	4,364	4,553
Merlin Properties Socimi SA	1.375%	6/1/30	EUR	4,400	3,923
Merlin Properties Socimi SA	1.875%	12/4/34	EUR	2,800	2,350
Naturgy Capital Markets SA	1.125%	4/11/24	EUR	2,000	2,108
Naturgy Finance BV	2.875%	3/11/24	EUR	1,900	2,069

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Naturgy Finance BV	0.875%	5/15/25	EUR	3,800	3,937
Naturgy Finance BV	1.250%	4/19/26	EUR	4,100	4,233
Naturgy Finance BV	1.375%	1/19/27	EUR	100	103
Naturgy Finance BV	1.500%	1/29/28	EUR	900	925
Naturgy Finance BV	0.750%	11/28/29	EUR	2,900	2,776
NorteGas Energia Distribucion SAU	0.918%	9/28/22	EUR	100	106
NorteGas Energia Distribucion SAU	2.065%	9/28/27	EUR	4,739	4,880
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	3/28/27	EUR	3,900	4,633
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	4/10/31	EUR	9,000	11,387
Prosegur Cash SA	1.375%	2/4/26	EUR	400	408
Red Electrica Financiaciones SAU	2.125%	7/1/23	EUR	3,100	3,337
Red Electrica Financiaciones SAU	1.125%	4/24/25	EUR	100	105
Red Electrica Financiaciones SAU	1.000%	4/21/26	EUR	200	208
Red Electrica Financiaciones SAU	1.250%	3/13/27	EUR	200	209
Redexis Gas Finance BV	1.875%	5/28/25	EUR	3,800	4,006
Redexis Gas Finance BV	1.875%	4/27/27	EUR	7,396	7,494
Repsol Europe Finance Sarl	0.375%	7/6/29	EUR	2,000	1,861
Repsol Europe Finance Sarl	0.875%	7/6/33	EUR	2,600	2,266
Repsol International Finance BV	2.250%	12/10/26	EUR	4,600	4,990
Repsol International Finance BV	0.250%	8/2/27	EUR	400	390
Santander Consumer Finance SA	0.875%	5/30/23	EUR	1,600	1,692
Santander Consumer Finance SA	1.125%	10/9/23	EUR	6,800	7,188
Santander Consumer Finance SA	1.000%	2/27/24	EUR	5,000	5,254
Santander Consumer Finance SA	0.375%	6/27/24	EUR	4,600	4,751
Santander Consumer Finance SA	0.375%	1/17/25	EUR	9,200	9,374
Santander Consumer Finance SA	0.000%	2/23/26	EUR	2,000	1,964
Santander Consumer Finance SA	0.500%	1/14/27	EUR	10,000	9,797
Telefonica Emisiones SA	1.069%	2/5/24	EUR	7,900	8,378
Telefonica Emisiones SA	5.375%	2/2/26	GBP	657	892
Telefonica Emisiones SA	1.460%	4/13/26	EUR	1,900	2,001
Telefonica Emisiones SA	1.447%	1/22/27	EUR	9,600	10,030
Telefonica Emisiones SA	2.318%	10/17/28	EUR	300	324
Telefonica Emisiones SA	1.788%	3/12/29	EUR	7,000	7,303
Telefonica Emisiones SA	5.445%	10/8/29	GBP	2,700	3,792
Telefonica Emisiones SA	2.932%	10/17/29	EUR	5,200	5,794
Telefonica Emisiones SA	0.664%	2/3/30	EUR	7,600	7,204
Telefonica Emisiones SA	1.807%	5/21/32	EUR	4,300	4,307
Telefonica Emisiones SA	1.864%	7/13/40	EUR	3,600	3,298
Telefonica Europe BV	5.875%	2/14/33	EUR	2,962	4,102
					632,435
Sweden (1.0%)
Akelius Residential Property AB	1.125%	3/14/24	EUR	5,370	5,615
Akelius Residential Property AB	1.750%	2/7/25	EUR	677	708
Akelius Residential Property AB	2.375%	8/15/25	GBP	1,355	1,660
Akelius Residential Property Financing BV	1.125%	1/11/29	EUR	3,805	3,486
Akelius Residential Property Financing BV	0.750%	2/22/30	EUR	4,762	4,092
Alfa Laval Treasury International AB	1.375%	2/18/29	EUR	1,000	992
Atlas Copco AB	0.625%	8/30/26	EUR	100	101
Balder Finland OYJ	1.000%	1/18/27	EUR	2,000	1,936
Balder Finland OYJ	1.000%	1/20/29	EUR	3,000	2,684
Balder Finland OYJ	1.375%	5/24/30	EUR	3,671	3,234
Castellum Helsinki Finance Holding Abp	0.875%	9/17/29	EUR	2,130	1,802
Danske Hypotek AB	1.000%	12/21/22	SEK	91,000	9,285

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Essity AB	1.125%	3/27/24	EUR	768	811
Essity AB	1.625%	3/30/27	EUR	722	750
Essity AB	0.250%	2/8/31	EUR	5,184	4,501
Fastighets AB Balder	1.875%	3/14/25	EUR	100	104
Fastighets AB Balder	1.875%	1/23/26	EUR	4,061	4,174
Fastighets AB Balder	1.125%	1/29/27	EUR	1,412	1,369
Fastighets AB Balder	1.250%	1/28/28	EUR	1,057	994
Heimstaden Bostad Treasury BV	1.375%	3/3/27	EUR	6,352	6,217
Heimstaden Bostad Treasury BV	1.000%	4/13/28	EUR	7,091	6,514
Heimstaden Bostad Treasury BV	0.750%	9/6/29	EUR	723	622
Heimstaden Bostad Treasury BV	1.625%	10/13/31	EUR	7,562	6,564
Investor AB	4.500%	5/12/23	EUR	904	991
Investor AB	0.375%	10/29/35	EUR	4,000	3,231
Investor AB	1.500%	6/20/39	EUR	7,000	6,289
Lansforsakringar Hypotek AB	1.250%	9/20/23	SEK	248,300	25,246
Lansforsakringar Hypotek AB	0.375%	3/14/24	EUR	633	661
Lansforsakringar Hypotek AB	1.500%	9/18/24	SEK	72,300	7,277
Lansforsakringar Hypotek AB	1.000%	9/15/27	SEK	389,700	36,703
Molnlycke Holding AB	1.875%	2/28/25	EUR	2,257	2,378
Nordea Hypotek AB	1.250%	9/20/23	SEK	225,600	23,007
Nordea Hypotek AB	1.000%	9/18/24	SEK	590,800	59,428
Nordea Hypotek AB	0.500%	9/16/26	SEK	19,600	1,841
Nordea Hypotek AB	1.000%	6/16/27	SEK	364,000	34,341
Sagax AB	2.250%	3/13/25	EUR	391	409
Sagax Euro Mtn NL BV	0.750%	1/26/28	EUR	5,586	4,990
Samhallsbyggnadsbolaget i Norden AB	1.750%	1/14/25	EUR	1,000	1,005
Samhallsbyggnadsbolaget i Norden AB	1.000%	8/12/27	EUR	5,213	4,620
SBB Treasury OYJ	0.750%	12/14/28	EUR	8,513	6,875
Scania CV AB	0.500%	10/6/23	EUR	5,000	5,238
Skandinaviska Enskilda Banken AB	1.000%	12/20/23	SEK	92,000	9,285
Skandinaviska Enskilda Banken AB	1.000%	12/18/24	SEK	24,000	2,390
Skandinaviska Enskilda Banken AB	1.000%	12/17/25	SEK	110,000	10,703
Skandinaviska Enskilda Banken AB	0.375%	2/9/26	EUR	9,025	9,170
Skandinaviska Enskilda Banken AB	0.500%	12/16/26	SEK	180,000	16,758
Skandinaviska Enskilda Banken AB	0.375%	2/11/27	EUR	3,159	3,087
Skandinaviska Enskilda Banken AB	0.750%	11/15/27	EUR	497	502
Skandinaviska Enskilda Banken AB	0.375%	6/21/28	EUR	6,952	6,509
Skandinaviska Enskilda Banken AB	1.375%	10/31/28	EUR	14,249	14,964
Skandinaviska Enskilda Banken AB	0.625%	11/12/29	EUR	4,513	4,180
Skandinaviska Enskilda Banken AB	1.000%	12/19/29	SEK	20,000	1,795
SKF AB	0.250%	2/15/31	EUR	245	212
Stadshypotek AB	1.500%	6/1/23	SEK	263,000	26,902
Stadshypotek AB	0.375%	2/21/24	EUR	3,115	3,257
Stadshypotek AB	1.500%	3/1/24	SEK	422,000	42,844
Stadshypotek AB	1.500%	12/3/24	SEK	554,000	55,728
Stadshypotek AB	0.500%	7/11/25	EUR	1,355	1,394
Stadshypotek AB	0.375%	3/13/26	EUR	15,604	15,843
Stadshypotek AB	0.500%	6/1/26	SEK	540,000	50,753
Stadshypotek AB	0.125%	10/5/26	EUR	100	100
Stadshypotek AB	0.750%	11/1/27	EUR	3,159	3,199
Stadshypotek AB	2.000%	9/1/28	SEK	46,000	4,577
Svenska Handelsbanken AB	0.125%	6/18/24	EUR	2,257	2,333
Svenska Handelsbanken AB	1.000%	4/15/25	EUR	13,504	14,068
Svenska Handelsbanken AB	0.050%	9/3/26	EUR	9,558	9,308
Svenska Handelsbanken AB	0.125%	11/3/26	EUR	10,000	9,824

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Svenska Handelsbanken AB	1.625%	3/5/29	EUR	2,580	2,698
Svenska Handelsbanken AB	0.500%	2/18/30	EUR	4,513	4,108
Sveriges Sakerstallda Obligationer AB	1.000%	6/12/24	SEK	160,000	16,065
Sveriges Sakerstallda Obligationer AB	0.500%	1/29/25	EUR	4,965	5,142
Sveriges Sakerstallda Obligationer AB	0.500%	6/11/25	SEK	626,000	60,652
Sveriges Sakerstallda Obligationer AB	0.625%	10/30/25	EUR	2,257	2,323
Sveriges Sakerstallda Obligationer AB	2.000%	6/17/26	SEK	54,000	5,396
Sveriges Sakerstallda Obligationer AB	0.875%	3/29/27	EUR	282	289
Sveriges Sakerstallda Obligationer AB	0.250%	6/9/27	SEK	100,000	9,079
Swedbank AB	0.400%	8/29/23	EUR	2,301	2,419
Swedbank AB	0.750%	5/5/25	EUR	7,708	7,958
Swedbank AB	0.250%	11/2/26	EUR	9,367	9,220
Swedbank AB	0.300%	5/20/27	EUR	11,762	11,504
Swedbank AB	1.000%	11/22/27	EUR	2,663	2,807
Swedbank AB	1.375%	12/8/27	GBP	6,000	6,846
Swedbank AB	0.200%	1/12/28	EUR	15,159	14,061
Swedbank AB	1.500%	9/18/28	EUR	2,391	2,509
Swedbank Hypotek AB	1.000%	12/20/23	SEK	180,400	18,139
Swedbank Hypotek AB	0.400%	5/8/24	EUR	2,257	2,354
Swedbank Hypotek AB	1.000%	9/18/24	SEK	811,900	80,375
Swedbank Hypotek AB	0.050%	5/28/25	EUR	2,000	2,032
Swedbank Hypotek AB	0.500%	2/5/26	EUR	4,513	4,610
Tele2 AB	1.125%	5/15/24	EUR	3,746	3,938
Tele2 AB	2.125%	5/15/28	EUR	1,408	1,466
Tele2 AB	0.750%	3/23/31	EUR	796	715
Telefonaktiebolaget LM Ericsson	1.000%	5/26/29	EUR	1,300	1,114
Telia Co. AB	3.875%	10/1/25	EUR	904	1,025
Telia Co. AB	0.125%	11/27/30	EUR	6,955	6,175
Telia Co. AB	2.125%	2/20/34	EUR	5,461	5,489
Telia Co. AB	1.625%	2/23/35	EUR	100	94
Telia Co. AB	1.375%	5/11/81	EUR	2,000	1,992
Vattenfall AB	0.050%	10/15/25	EUR	2,663	2,666
Vattenfall AB	6.875%	4/15/39	GBP	2,257	4,041
					911,731
Switzerland (1.1%)
ABB Finance BV	0.000%	1/19/30	EUR	2,651	2,387
Adecco International Financial Services BV	1.000%	12/2/24	EUR	452	473
Argentum Netherlands BV for Givaudan SA	2.000%	9/17/30	EUR	1,300	1,333
Argentum Netherlands BV for Swiss Life AG	4.375%	12/29/49	EUR	7,061	7,652
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	3.500%	10/1/46	EUR	16,357	17,611
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	2.750%	2/19/49	EUR	904	919
Basellandschaftliche Kantonalbank	0.000%	3/23/23	CHF	2,710	2,790
Basellandschaftliche Kantonalbank	0.375%	5/13/30	CHF	2,260	2,157
Basler Kantonalbank	0.375%	8/10/23	CHF	2,395	2,473
Basler Kantonalbank	0.300%	6/22/27	CHF	2,035	2,015
Cloverie plc for Zurich Insurance Co. Ltd.	1.750%	9/16/24	EUR	2,437	2,597
Cloverie plc for Zurich Insurance Co. Ltd.	1.500%	12/15/28	EUR	3,000	3,054
Credit Suisse AG	1.000%	6/7/23	EUR	2,437	2,585
Credit Suisse AG	1.125%	12/15/25	GBP	3,000	3,448
Credit Suisse AG	0.250%	1/5/26	EUR	5,000	4,926
Credit Suisse AG	1.500%	4/10/26	EUR	282	290
Credit Suisse Group AG	1.250%	7/17/25	EUR	18,159	18,624
Credit Suisse Group AG	2.125%	9/12/25	GBP	6,453	7,795

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Credit Suisse Group AG	3.250%	4/2/26	EUR	16,697	17,771
Credit Suisse Group AG	1.000%	6/24/27	EUR	3,088	2,989
Credit Suisse Group AG	0.650%	1/14/28	EUR	16,625	15,498
Credit Suisse Group AG	2.250%	6/9/28	GBP	8,121	9,302
Credit Suisse Group AG	0.650%	9/10/29	EUR	8,541	7,446
Credit Suisse Group AG	0.625%	1/18/33	EUR	12,000	9,263
Credit Suisse Schweiz AG	0.000%	7/31/25	CHF	5,150	5,175
ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/47	EUR	2,708	2,879
ELM BV for Swiss Reinsurance Co. Ltd.	2.600%	12/29/49	EUR	12,649	12,961
Firmenich Productions Participations SAS	1.375%	10/30/26	EUR	4,513	4,634
Firmenich Productions Participations SAS	1.750%	4/30/30	EUR	4,513	4,520
Givaudan Finance Europe BV	1.000%	4/22/27	EUR	4,513	4,615
Givaudan Finance Europe BV	1.625%	4/22/32	EUR	4,000	3,952
Helvetia Europe SA	2.750%	9/30/41	EUR	12,757	12,235
Holcim Finance Luxembourg SA	1.375%	5/26/23	EUR	4,739	5,033
Holcim Finance Luxembourg SA	3.000%	1/22/24	EUR	2,528	2,756
Holcim Finance Luxembourg SA	2.375%	4/9/25	EUR	4,100	4,399
Holcim Finance Luxembourg SA	0.500%	11/29/26	EUR	1,586	1,559
Holcim Finance Luxembourg SA	0.125%	7/19/27	EUR	3,000	2,852
Holcim Finance Luxembourg SA	2.250%	5/26/28	EUR	4,312	4,536
Holcim Finance Luxembourg SA	0.625%	4/6/30	EUR	2,586	2,350
Holcim Finance Luxembourg SA	0.500%	9/3/30	EUR	3,849	3,397
Holcim Finance Luxembourg SA	0.500%	4/23/31	EUR	6,769	5,837
Holcim Finance Luxembourg SA	0.625%	1/19/33	EUR	2,000	1,651
Holcim Sterling Finance Netherlands BV	3.000%	5/12/32	GBP	1,282	1,488
Holcim Sterling Finance Netherlands BV	2.250%	4/4/34	GBP	1,000	1,043
Luzerner Kantonalbank AG	1.125%	6/30/23	CHF	3,610	3,762
Nestle Finance International Ltd.	2.250%	11/30/23	GBP	406	511
Nestle Finance International Ltd.	0.375%	1/18/24	EUR	5,419	5,688
Nestle Finance International Ltd.	0.000%	11/12/24	EUR	11,952	12,269
Nestle Finance International Ltd.	0.000%	6/14/26	EUR	5,000	4,980
Nestle Finance International Ltd.	0.125%	11/12/27	EUR	6,000	5,876
Nestle Finance International Ltd.	1.250%	11/2/29	EUR	1,355	1,393
Nestle Finance International Ltd.	1.500%	4/1/30	EUR	4,513	4,687
Nestle Finance International Ltd.	0.375%	5/12/32	EUR	4,000	3,650
Nestle Finance International Ltd.	0.000%	3/3/33	EUR	8,229	7,043
Nestle Finance International Ltd.	1.750%	11/2/37	EUR	2,753	2,743
Nestle Finance International Ltd.	0.375%	12/3/40	EUR	3,159	2,352
Nestle Finance International Ltd.	0.875%	6/14/41	EUR	3,367	2,710
Novartis AG	0.625%	11/13/29	CHF	1,245	1,206
Novartis Finance SA	0.500%	8/14/23	EUR	2,257	2,388
Novartis Finance SA	0.125%	9/20/23	EUR	9,071	9,528
Novartis Finance SA	1.625%	11/9/26	EUR	2,257	2,404
Novartis Finance SA	0.000%	9/23/28	EUR	9,000	8,514
Novartis Finance SA	1.375%	8/14/30	EUR	3,656	3,721
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	7/5/22	CHF	7,900	8,130
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	8/15/22	CHF	3,390	3,505
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.125%	6/28/23	CHF	27,530	29,018
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.250%	9/29/23	CHF	3,155	3,298
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.375%	1/25/24	CHF	1,585	1,690

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	2/14/24	CHF	3,610	3,785
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	3/25/24	CHF	2,260	2,315
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/21/24	CHF	4,790	4,988
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	10/15/25	CHF	2,260	2,296
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	1/26/26	CHF	3,610	3,658
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	3/30/26	CHF	5,375	5,890
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	9/18/26	CHF	4,830	4,837
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.750%	12/15/26	CHF	1,355	1,511
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	1/18/27	CHF	9,030	9,012
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	2/16/27	CHF	905	1,000
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	5/12/27	CHF	11,285	11,287
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	6/15/27	CHF	17,500	17,136
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/12/27	CHF	10,000	9,876
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	1/21/28	CHF	5,000	5,277
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	5/5/28	CHF	3,610	3,588
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/10/28	CHF	2,260	2,226
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	9/6/28	CHF	12,640	12,216
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	10/9/28	CHF	6,775	6,754
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	1/22/29	CHF	27,740	27,318
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	5/8/29	CHF	3,390	3,237
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/15/29	CHF	6,775	6,640
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	9/20/29	CHF	905	941
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	10/26/29	CHF	12,500	11,737
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	2/26/30	CHF	24,000	22,396
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	4/15/30	CHF	4,515	4,280
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.625%	7/3/30	CHF	905	955
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	3/19/31	CHF	15,000	13,835
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	5/16/31	CHF	1,585	1,527
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	7/15/31	CHF	4,180	3,830

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.875%	9/15/31	CHF	11,945	12,792
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	12/19/31	CHF	7,000	6,369
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/12/32	CHF	3,390	3,342
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.250%	8/13/32	CHF	4,605	5,099
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	11/19/32	CHF	7,550	6,743
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	4/25/33	CHF	2,260	2,124
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	8/2/33	CHF	7,900	8,119
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	5/7/35	CHF	905	854
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	10/5/35	CHF	2,260	2,015
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/14/36	CHF	1,830	1,549
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/23/37	CHF	1,810	1,616
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	6/25/37	CHF	2,485	2,300
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/8/39	CHF	3,745	3,116
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	12/5/40	CHF	2,260	2,283
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/17/41	CHF	3,725	3,142
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/6/42	CHF	4,515	3,566
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.250%	6/16/23	CHF	4,745	5,007
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	7/25/23	CHF	7,680	7,900
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.375%	8/30/23	CHF	3,390	3,502
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	3/12/24	CHF	6,775	6,942
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.750%	4/15/24	CHF	455	471
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	6/14/24	CHF	14,665	14,955
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.750%	9/23/24	CHF	995	1,029
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	12/2/24	CHF	6,775	6,893
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	7/28/25	CHF	2,260	2,310
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.000%	10/30/25	CHF	1,355	1,454
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	12/1/25	CHF	6,475	6,552
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.625%	6/17/26	CHF	3,160	3,353
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.050%	11/6/26	CHF	4,515	4,472

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	1/27/27	CHF	26,955	26,546
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.375%	3/19/27	CHF	3,610	3,796
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	2/11/28	CHF	1,315	1,294
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	3/13/28	CHF	2,345	2,270
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.000%	9/22/28	CHF	2,260	2,311
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	4/9/29	CHF	10,980	10,646
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.500%	5/21/29	CHF	14,590	15,322
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.625%	7/16/29	CHF	10,835	10,693
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	4/30/30	CHF	2,260	2,185
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	7/19/30	CHF	13,205	12,214
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	9/20/30	CHF	7,900	7,596
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.550%	1/29/31	CHF	4,290	4,124
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	6/6/31	CHF	3,390	3,166
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	9/2/31	CHF	3,160	2,886
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	4/23/32	CHF	25,000	22,586
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.650%	2/15/33	CHF	4,515	4,257
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	5/15/34	CHF	2,710	2,468
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	7/13/35	CHF	6,775	5,819
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.600%	12/11/35	CHF	5,870	5,297
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	2/15/36	CHF	3,905	3,220
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.700%	3/4/39	CHF	2,260	2,002
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.020%	1/30/40	CHF	5,000	3,878
Richemont International Holding SA	1.000%	3/26/26	EUR	6,950	7,200
Richemont International Holding SA	1.500%	3/26/30	EUR	3,000	3,099
Richemont International Holding SA	1.125%	5/26/32	EUR	3,184	3,084
Richemont International Holding SA	2.000%	3/26/38	EUR	6,950	6,995
Richemont International Holding SA	1.625%	5/26/40	EUR	4,513	4,189
Roche Finance Europe BV	0.875%	2/25/25	EUR	282	298
SIX Finance Luxembourg SA	0.010%	12/2/25	EUR	5,000	4,989
Swiss Re Finance Luxembourg SA	2.534%	4/30/50	EUR	5,000	4,879
Swisscom AG	1.750%	7/10/24	CHF	905	952
Tyco Electronics Group SA	0.000%	2/14/25	EUR	2,844	2,882
Tyco Electronics Group SA	0.000%	2/16/29	EUR	2,356	2,152
UBS AG	0.500%	3/31/31	EUR	4,000	3,567
UBS Group AG	2.125%	3/4/24	EUR	400	428
UBS Group AG	1.500%	11/30/24	EUR	3,475	3,691

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
UBS Group AG	1.250%	4/17/25	EUR	14,477	15,156
UBS Group AG	0.250%	1/29/26	EUR	2,257	2,273
UBS Group AG	1.250%	9/1/26	EUR	11,959	12,148
UBS Group AG	0.250%	2/24/28	EUR	8,184	7,627
UBS Group AG	0.250%	11/5/28	EUR	10,159	9,519
UBS Group AG	0.875%	11/3/31	EUR	11,976	10,700
UBS Group AG	0.625%	2/24/33	EUR	3,000	2,554
Zuercher Kantonalbank	0.250%	1/27/26	CHF	2,260	2,273
Zuercher Kantonalbank	0.125%	5/13/26	CHF	740	738
Zuercher Kantonalbank	0.300%	1/25/28	CHF	10,000	9,840
Zurich Finance Australia Ltd.	3.477%	5/31/23	AUD	230	163
Zurich Finance Ireland Designated Activity Co.	1.625%	6/17/39	EUR	6,769	5,973
					980,498
United Arab Emirates (0.0%)
DP World Ltd.	2.375%	9/25/26	EUR	100	105
DP World Ltd.	4.250%	9/25/30	GBP	904	1,157
Emirates NBD Bank PJSC	4.750%	2/9/28	AUD	1,410	995
Emirates NBD Bank PJSC	3.050%	2/26/30	AUD	1,040	648
Emirates Telecommunications Group Co. PJSC	2.750%	6/18/26	EUR	7,745	8,433
Emirates Telecommunications Group Co. PJSC	0.375%	5/17/28	EUR	2,265	2,173
First Abu Dhabi Bank PJSC	0.125%	2/16/26	EUR	3,047	2,992
MDGH - GMTN BV	3.625%	5/30/23	EUR	1,355	1,472
MDGH - GMTN BV	6.875%	3/14/26	GBP	225	319
					18,294
United Kingdom (2.5%)
3i Group plc	5.750%	12/3/32	GBP	2,257	3,295
A2Dominion Housing Group Ltd.	3.500%	11/15/28	GBP	2,798	3,545
AA Bond Co. Ltd.	6.269%	7/2/43	GBP	1,304	1,732
AA Bond Co. Ltd.	4.875%	7/31/43	GBP	500	636
AA Bond Co. Ltd.	5.500%	7/31/50	GBP	500	647
ABP Finance plc	6.250%	12/14/26	GBP	1,941	2,764
Admiral Group plc	5.500%	7/25/24	GBP	1,084	1,415
Affinity Sutton Capital Markets plc	5.981%	9/17/38	GBP	1,000	1,662
Affinity Sutton Capital Markets plc	4.250%	10/8/42	GBP	677	951
Affinity Water Finance 2004 plc	5.875%	7/13/26	GBP	3,954	5,567
Affinity Water Finance plc	4.500%	3/31/36	GBP	2,031	2,854
Affordable Housing Finance plc	3.800%	5/20/44	GBP	2,257	3,316
Affordable Housing Finance plc	2.893%	8/11/45	GBP	1,207	1,567
Anchor Hanover Group	2.000%	7/21/51	GBP	1,391	1,297
Anglian Water Services Financing plc	6.875%	8/21/23	GBP	1,941	2,575
Anglian Water Services Financing plc	1.625%	8/10/25	GBP	1,211	1,470
Anglian Water Services Financing plc	4.500%	2/22/26	GBP	8,281	11,019
Anglian Water Services Financing plc	2.625%	6/15/27	GBP	14,125	17,514
Anglian Water Services Financing plc	4.500%	10/5/27	GBP	1,260	1,705
Anglian Water Services Financing plc	6.625%	1/15/29	GBP	216	331
Annington Funding plc	1.650%	7/12/24	EUR	4,715	4,922
Annington Funding plc	2.646%	7/12/25	GBP	1,355	1,663
Annington Funding plc	3.184%	7/12/29	GBP	1,526	1,835
Annington Funding plc	3.685%	7/12/34	GBP	3,295	3,955
Annington Funding plc	3.935%	7/12/47	GBP	3,313	3,890
Arqiva Financing plc	4.882%	12/31/32	GBP	1,304	1,759
Artesian Finance II plc	6.000%	9/30/33	GBP	1,396	2,252

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Aspire Defence Finance plc	4.674%	3/31/40	GBP	2,856	4,137
Aspire Defence Finance plc	4.674%	3/31/40	GBP	1,284	1,866
Assura Financing plc	1.625%	6/30/33	GBP	1,000	1,057
Aster Treasury plc	1.405%	1/27/36	GBP	2,000	1,983
Aster Treasury plc	4.500%	12/18/43	GBP	1,219	1,788
AstraZeneca plc	0.750%	5/12/24	EUR	8,000	8,418
AstraZeneca plc	0.375%	6/3/29	EUR	14,000	13,237
AstraZeneca plc	5.750%	11/13/31	GBP	1,806	2,793
Aviva plc	0.625%	10/27/23	EUR	452	476
Aviva plc	1.875%	11/13/27	EUR	4,806	5,054
Aviva plc	4.000%	10/2/30	CAD	1,337	951
Aviva plc	6.125%	7/5/43	EUR	1,084	1,207
Aviva plc	3.875%	7/3/44	EUR	1,110	1,206
Aviva plc	3.375%	12/4/45	EUR	2,708	2,904
Aviva plc	4.375%	9/12/49	GBP	2,253	2,805
Aviva plc	5.125%	6/4/50	GBP	1,004	1,295
Aviva plc	4.000%	6/3/55	GBP	1,704	1,960
Aviva plc	6.875%	5/20/58	GBP	3,923	6,223
Babcock International Group plc	1.750%	10/6/22	EUR	1,108	1,172
Babcock International Group plc	1.875%	10/5/26	GBP	1,806	2,097
Babcock International Group plc	1.375%	9/13/27	EUR	217	209
Backward 2017 Ltd.	2.125%	3/25/53	GBP	2,000	1,949
Bank of Scotland plc	4.875%	12/20/24	GBP	633	848
Barclays plc	3.125%	1/17/24	GBP	3,115	3,896
Barclays plc	3.375%	4/2/25	EUR	3,333	3,616
Barclays plc	0.750%	6/9/25	EUR	5,000	5,150
Barclays plc	1.375%	1/24/26	EUR	7,547	7,788
Barclays plc	3.000%	5/8/26	GBP	7,965	9,733
Barclays plc	3.250%	2/12/27	GBP	10,231	12,514
Barclays plc	2.166%	6/23/27	CAD	1,391	1,062
Barclays plc	0.877%	1/28/28	EUR	6,500	6,265
Barclays plc	4.000%	6/26/29	AUD	1,000	639
Barclays plc	0.577%	8/9/29	EUR	23,052	20,970
Barclays plc	3.750%	11/22/30	GBP	4,061	4,997
Barclays plc	1.125%	3/22/31	EUR	3,879	3,753
Barclays plc	1.106%	5/12/32	EUR	4,952	4,371
Barclays plc	3.250%	1/17/33	GBP	100	117
BAT Capital Corp.	2.125%	8/15/25	GBP	587	699
BAT International Finance plc	0.875%	10/13/23	EUR	8,888	9,347
BAT International Finance plc	2.750%	3/25/25	EUR	2,708	2,912
BAT International Finance plc	1.250%	3/13/27	EUR	3,543	3,431
BAT International Finance plc	2.250%	6/26/28	GBP	12,000	13,181
BAT International Finance plc	2.250%	1/16/30	EUR	8,123	7,597
BAT International Finance plc	6.000%	11/24/34	GBP	1,963	2,532
BAT International Finance plc	5.750%	7/5/40	GBP	79	94
BAT International Finance plc	2.250%	9/9/52	GBP	3,159	2,107
BAT Netherlands Finance BV	2.375%	10/7/24	EUR	14,513	15,466
BAT Netherlands Finance BV	3.125%	4/7/28	EUR	8,623	8,907
Bazalgette Finance plc	2.375%	11/29/27	GBP	542	666
Beyond Housing Ltd.	2.125%	5/17/51	GBP	1,781	1,749
BG Energy Capital plc	5.125%	12/1/25	GBP	2,712	3,659
BG Energy Capital plc	2.250%	11/21/29	EUR	5,699	5,945
BG Energy Capital plc	5.000%	11/4/36	GBP	2,000	2,808
Blend Funding plc	3.459%	9/21/49	GBP	2,500	3,109
Blend Funding plc	2.922%	4/5/56	GBP	2,245	2,516

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	BP Capital Markets BV	0.933%	12/4/40	EUR	4,159	3,103
	BP Capital Markets BV	1.467%	9/21/41	EUR	781	635
	BP Capital Markets plc	1.177%	8/12/23	GBP	1,399	1,732
	BP Capital Markets plc	1.876%	4/7/24	EUR	6,172	6,591
	BP Capital Markets plc	0.900%	7/3/24	EUR	8,653	9,054
	BP Capital Markets plc	0.830%	9/19/24	EUR	3,610	3,767
	BP Capital Markets plc	2.030%	2/14/25	GBP	587	722
	BP Capital Markets plc	1.953%	3/3/25	EUR	3,250	3,469
	BP Capital Markets plc	3.470%	5/15/25	CAD	1,151	887
	BP Capital Markets plc	1.077%	6/26/25	EUR	2,392	2,486
	BP Capital Markets plc	2.972%	2/27/26	EUR	2,347	2,596
	BP Capital Markets plc	2.274%	7/3/26	GBP	5,162	6,323
	BP Capital Markets plc	2.213%	9/25/26	EUR	5,867	6,320
	BP Capital Markets plc	1.573%	2/16/27	EUR	10,484	10,892
	BP Capital Markets plc	0.831%	11/8/27	EUR	6,769	6,740
	BP Capital Markets plc	2.519%	4/7/28	EUR	1,367	1,482
	BP Capital Markets plc	2.822%	4/7/32	EUR	10,099	10,958
	BP Capital Markets plc	1.104%	11/15/34	EUR	8,000	6,939
	BP Capital Markets plc	3.250%	12/31/99	EUR	7,171	7,239
	BP Capital Markets plc	3.625%	12/31/99	EUR	8,489	8,298
	BP Capital Markets plc	4.250%	12/31/99	GBP	4,513	5,401
	BPHA Finance plc	4.816%	4/11/44	GBP	887	1,356
	British Land Co. plc	2.375%	9/14/29	GBP	813	956
	British Telecommunications plc	0.875%	9/26/23	EUR	1,806	1,909
	British Telecommunications plc	1.750%	3/10/26	EUR	1,720	1,804
	British Telecommunications plc	1.500%	6/23/27	EUR	4,713	4,826
	British Telecommunications plc	5.750%	12/7/28	GBP	1,820	2,542
	British Telecommunications plc	3.125%	11/21/31	GBP	100	118
	British Telecommunications plc	6.375%	6/23/37	GBP	2,435	3,638
[1]	Broadgate Financing plc	4.999%	10/5/33	GBP	2,935	3,962
	Bromford Housing Group Ltd.	3.125%	5/3/48	GBP	857	1,044
	BUPA Finance plc	2.000%	4/5/24	GBP	5,754	7,135
	BUPA Finance plc	5.000%	12/8/26	GBP	2,301	3,018
	Burberry Group plc	1.125%	9/21/25	GBP	2,257	2,655
	Cadent Finance plc	0.625%	9/22/24	EUR	13,840	14,361
	Cadent Finance plc	2.125%	9/22/28	GBP	4,923	5,777
	Cadent Finance plc	0.625%	3/19/30	EUR	21,417	19,597
	Cadent Finance plc	0.750%	3/11/32	EUR	757	675
	Cadent Finance plc	2.250%	10/10/35	GBP	4,378	4,532
	Cadent Finance plc	2.625%	9/22/38	GBP	1,590	1,673
	Cadent Finance plc	3.125%	3/21/40	GBP	3,453	3,832
	Cadent Finance plc	2.750%	9/22/46	GBP	502	505
[3]	Canary Wharf Group Investment Holdings plc	2.625%	4/23/25	GBP	4,101	4,897
[3]	Canary Wharf Group Investment Holdings plc	1.750%	4/7/26	EUR	2,229	2,245
	Canary Wharf Group Investment Holdings plc	1.750%	4/7/26	EUR	1,235	1,244
[3]	Canary Wharf Group Investment Holdings plc	3.375%	4/23/28	GBP	1,974	2,302
	Cardiff University	3.000%	12/7/55	GBP	904	1,105
	Catalyst Housing Ltd.	3.125%	10/31/47	GBP	1,391	1,657
	CCEP Finance Ireland DAC	0.500%	9/6/29	EUR	3,562	3,322
	CCEP Finance Ireland DAC	0.875%	5/6/33	EUR	2,976	2,622
	CCEP Finance Ireland DAC	1.500%	5/6/41	EUR	1,196	980
	Centrica plc	4.375%	3/13/29	GBP	7,024	9,271

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Centrica plc	7.000%	9/19/33	GBP	1,355	2,190
	Centrica plc	4.250%	9/12/44	GBP	5,267	6,593
	Channel Link Enterprises Finance plc	3.043%	6/30/50	GBP	3,036	3,570
	Circle Anglia Social Housing plc	7.250%	11/12/38	GBP	2,190	4,087
	Circle Anglia Social Housing plc	5.200%	3/2/44	GBP	1,000	1,584
	Citizen Treasury plc	3.250%	10/20/48	GBP	1,722	2,098
	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	EUR	7,356	7,631
	CK Hutchison Europe Finance 21 Ltd.	0.750%	11/2/29	EUR	3,000	2,715
	CK Hutchison Europe Finance 21 Ltd.	1.000%	11/2/33	EUR	3,000	2,517
	CK Hutchison Finance 16 II Ltd.	0.875%	10/3/24	EUR	5,145	5,345
	CK Hutchison Group Telecom Finance SA	2.000%	10/17/27	GBP	2,257	2,597
	CK Hutchison Group Telecom Finance SA	1.125%	10/17/28	EUR	100	95
	CK Hutchison Group Telecom Finance SA	1.500%	10/17/31	EUR	7,267	6,650
	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	GBP	1,391	1,442
	Clarion Funding plc	2.625%	1/18/29	GBP	702	864
	Clarion Funding plc	1.875%	1/22/35	GBP	3,000	3,204
	Clarion Funding plc	3.125%	4/19/48	GBP	2,176	2,576
	Close Brothers Finance plc	1.625%	12/3/30	GBP	5,000	5,486
	Clydesdale Bank plc	4.625%	6/8/26	GBP	5,867	8,054
	CNH Industrial Finance Europe SA	2.875%	5/17/23	EUR	3,159	3,411
	CNH Industrial Finance Europe SA	1.875%	1/19/26	EUR	13,504	14,195
	CNH Industrial Finance Europe SA	1.625%	7/3/29	EUR	2,684	2,665
	Coca-Cola Europacific Partners plc	1.125%	5/26/24	EUR	2,618	2,763
	Coca-Cola Europacific Partners plc	2.375%	5/7/25	EUR	1,355	1,474
	Coca-Cola Europacific Partners plc	1.750%	3/27/26	EUR	5,416	5,728
	Coca-Cola Europacific Partners plc	1.750%	5/26/28	EUR	2,347	2,430
	Coca-Cola Europacific Partners plc	0.200%	12/2/28	EUR	6,184	5,725
	Coca-Cola Europacific Partners plc	0.700%	9/12/31	EUR	3,836	3,455
	Compass Group Finance Netherlands BV	0.625%	7/3/24	EUR	768	800
	Compass Group Finance Netherlands BV	1.500%	9/5/28	EUR	4,000	4,092
	Compass Group plc	2.000%	9/5/25	GBP	100	123
	Compass Group plc	2.000%	7/3/29	GBP	722	852
[1]	Connect Plus M25 Issuer plc	2.607%	3/31/39	GBP	1,048	1,276
	Coventry Building Society	0.500%	1/12/24	EUR	406	426
	Coventry Building Society	2.000%	12/20/30	GBP	4,562	4,985
	CPUK Finance Ltd.	3.588%	2/28/42	GBP	1,355	1,726
	CPUK Finance Ltd.	7.239%	2/28/42	GBP	1,219	1,643
	Crh Finance UK plc	4.125%	12/2/29	GBP	2,573	3,392
[1,7]	CTRL Section 1 Finance plc	5.234%	5/2/35	GBP	108	164
	Dali Capital plc	4.799%	12/21/37	GBP	150	222
	Derby Healthcare plc	5.564%	6/30/41	GBP	333	509
	Diageo Finance plc	0.125%	10/12/23	EUR	6,000	6,276
	Diageo Finance plc	0.500%	6/19/24	EUR	386	402
	Diageo Finance plc	1.750%	9/23/24	EUR	100	107
	Diageo Finance plc	2.875%	3/27/29	GBP	5,000	6,284
	Diageo Finance plc	2.500%	3/27/32	EUR	10,769	11,564
	Diageo Finance plc	1.250%	3/28/33	GBP	3,159	3,298
	Direct Line Insurance Group plc	4.000%	6/5/32	GBP	1,000	1,176
	DS Smith plc	1.375%	7/26/24	EUR	100	105
	DS Smith plc	0.875%	9/12/26	EUR	4,781	4,720
	DWR Cymru Financing UK plc	1.625%	3/31/26	GBP	1,793	2,165
	DWR Cymru Financing UK plc	6.015%	3/31/28	GBP	98	144
	DWR Cymru Financing UK plc	2.375%	3/31/34	GBP	1,082	1,193
	DWR Cymru Financing UK plc	2.500%	3/31/36	GBP	1,217	1,392
	Eastern Power Networks plc	5.750%	3/8/24	GBP	1,355	1,796

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Eastern Power Networks plc	1.875%	6/1/35	GBP	2,000	2,077
	easyJet FinCo BV	1.875%	3/3/28	EUR	9,774	9,143
	easyJet plc	0.875%	6/11/25	EUR	2,157	2,147
	Electricity North West Ltd.	8.875%	3/25/26	GBP	904	1,388
	EMH Treasury plc	4.500%	1/29/44	GBP	449	654
[1]	Eversholt Funding plc	6.697%	2/22/35	GBP	747	1,106
[1]	Eversholt Funding plc	3.529%	8/7/42	GBP	1,535	1,843
	Experian Finance plc	1.375%	6/25/26	EUR	100	104
	Experian Finance plc	3.250%	4/7/32	GBP	2,928	3,629
	Fidelity International Ltd.	7.125%	2/13/24	GBP	587	784
	Fidelity International Ltd.	2.500%	11/4/26	EUR	1,237	1,295
	Firstgroup plc	6.875%	9/18/24	GBP	1,201	1,633
	Flagship Finance plc	1.875%	7/14/61	GBP	1,154	1,013
	Futures Treasury plc	3.375%	2/8/44	GBP	706	879
	Gatwick Funding Ltd.	5.250%	1/23/26	GBP	452	590
	Gatwick Funding Ltd.	6.125%	3/2/28	GBP	8,100	11,192
	Gatwick Funding Ltd.	5.750%	1/23/39	GBP	3,752	5,425
	Gatwick Funding Ltd.	3.125%	9/28/41	GBP	1,941	2,106
	Gatwick Funding Ltd.	3.250%	2/26/48	GBP	2,100	2,245
	Gatwick Funding Ltd.	2.625%	10/7/48	GBP	542	515
	Genfinance II plc	6.064%	12/21/39	GBP	2,663	4,453
	GlaxoSmithKline Capital plc	0.000%	9/23/23	EUR	4,000	4,186
	GlaxoSmithKline Capital plc	1.375%	12/2/24	EUR	100	106
	GlaxoSmithKline Capital plc	4.000%	6/16/25	EUR	452	516
	GlaxoSmithKline Capital plc	1.250%	5/21/26	EUR	8,769	9,178
	GlaxoSmithKline Capital plc	1.000%	9/12/26	EUR	100	103
	GlaxoSmithKline Capital plc	3.375%	12/20/27	GBP	1,760	2,279
	GlaxoSmithKline Capital plc	1.250%	10/12/28	GBP	5,076	5,807
	GlaxoSmithKline Capital plc	1.750%	5/21/30	EUR	6,602	6,856
	GlaxoSmithKline Capital plc	5.250%	12/19/33	GBP	3,312	5,050
	GlaxoSmithKline Capital plc	1.625%	5/12/35	GBP	11,589	12,115
	GlaxoSmithKline Capital plc	6.375%	3/9/39	GBP	517	909
	GlaxoSmithKline Capital plc	5.250%	4/10/42	GBP	1,966	3,181
	GlaxoSmithKline Capital plc	4.250%	12/18/45	GBP	3,217	4,638
	Global Switch Finance BV	1.375%	10/7/30	EUR	2,600	2,358
	Global Switch Holdings Ltd.	1.500%	1/31/24	EUR	813	845
	Global Switch Holdings Ltd.	2.250%	5/31/27	EUR	100	101
	Grainger plc	3.000%	7/3/30	GBP	900	1,026
	Great Places Housing Group Ltd.	4.750%	10/22/42	GBP	2,855	4,322
[1]	Great Rolling Stock Co. plc	6.875%	7/27/35	GBP	132	197
[1]	Greater Gabbard OFTO plc	4.137%	11/29/32	GBP	286	382
	Greene King Finance plc	5.318%	9/15/31	GBP	183	243
	Greene King Finance plc	5.106%	3/15/34	GBP	483	645
[1]	Greene King Finance plc	4.064%	3/15/35	GBP	369	453
	Guinness Partnership Ltd.	4.000%	10/24/44	GBP	2,142	2,965
[1]	Gwynt y Mor OFTO plc	2.778%	2/17/34	GBP	678	824
	Hammerson Ireland Finance DAC	1.750%	6/3/27	EUR	3,586	3,367
	Hammerson plc	6.000%	2/23/26	GBP	1,806	2,329
	Hammerson plc	7.250%	4/21/28	GBP	1,806	2,446
	Hastings Group Finance plc	3.000%	5/24/25	GBP	4,965	6,279
	Heathrow Funding Ltd.	5.225%	2/15/23	GBP	993	1,272
	Heathrow Funding Ltd.	3.250%	5/21/27	CAD	2,000	1,514
	Heathrow Funding Ltd.	1.500%	10/12/27	EUR	11,184	11,585
	Heathrow Funding Ltd.	2.625%	3/16/28	GBP	8,000	9,174
	Heathrow Funding Ltd.	6.750%	12/3/28	GBP	2,588	3,701

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Heathrow Funding Ltd.	2.694%	10/13/29	CAD	1,832	1,294
	Heathrow Funding Ltd.	1.500%	2/11/30	EUR	6,204	5,951
	Heathrow Funding Ltd.	3.400%	3/8/30	CAD	3,159	2,294
	Heathrow Funding Ltd.	2.750%	10/13/31	GBP	2,257	2,663
	Heathrow Funding Ltd.	6.450%	12/10/31	GBP	1,377	2,096
	Heathrow Funding Ltd.	1.875%	7/12/32	EUR	1,896	1,778
	Heathrow Funding Ltd.	3.782%	9/4/32	CAD	1,219	877
	Heathrow Funding Ltd.	3.661%	1/13/33	CAD	1,900	1,336
	Heathrow Funding Ltd.	3.726%	4/13/35	CAD	2,293	1,561
	Heathrow Funding Ltd.	1.875%	3/14/36	EUR	2,496	2,280
	Heathrow Funding Ltd.	5.875%	5/13/43	GBP	5,731	8,772
	Heathrow Funding Ltd.	4.625%	10/31/46	GBP	1,128	1,512
	Heathrow Funding Ltd.	2.750%	8/9/51	GBP	429	417
	High Speed Rail Finance 1 plc	4.375%	11/1/38	GBP	3,024	4,147
	Home Group Ltd.	3.125%	3/27/43	GBP	904	1,080
[1]	Housing & Care 21	3.288%	11/8/49	GBP	880	1,070
	HSBC Bank Capital Funding Sterling 1 LP	5.844%	11/29/49	GBP	49	74
	HSBC Bank plc	6.500%	7/7/23	GBP	2,257	2,937
	HSBC Bank plc	5.375%	11/4/30	GBP	452	597
	HSBC Bank plc	5.375%	8/22/33	GBP	2,257	3,145
	HSBC Bank plc	6.250%	1/30/41	GBP	404	628
	HSBC Bank plc	4.750%	3/24/46	GBP	50	66
	HSBC Holdings plc	3.196%	12/5/23	CAD	4,418	3,413
	HSBC Holdings plc	0.875%	9/6/24	EUR	12,942	13,458
	HSBC Holdings plc	1.500%	12/4/24	EUR	1,806	1,915
	HSBC Holdings plc	3.000%	6/30/25	EUR	11,959	12,836
	HSBC Holdings plc	0.309%	11/13/26	EUR	19,159	18,909
	HSBC Holdings plc	2.256%	11/13/26	GBP	2,934	3,514
	HSBC Holdings plc	2.500%	3/15/27	EUR	976	1,038
	HSBC Holdings plc	1.750%	7/24/27	GBP	8,729	10,128
	HSBC Holdings plc	3.000%	7/22/28	GBP	17,744	21,513
	HSBC Holdings plc	2.625%	8/16/28	GBP	1,410	1,670
	HSBC Holdings plc	6.750%	9/11/28	GBP	1,300	1,836
	HSBC Holdings plc	0.641%	9/24/29	EUR	5,562	5,137
	HSBC Holdings plc	3.000%	5/29/30	GBP	4,615	5,458
	HSBC Holdings plc	0.770%	11/13/31	EUR	2,662	2,370
	HSBC Holdings plc	7.000%	4/7/38	GBP	4,600	7,018
	HSBC Holdings plc	6.000%	3/29/40	GBP	3,452	4,797
	Hyde Housing Assn. Ltd.	5.125%	7/23/40	GBP	54	83
	Hyde Housing Assn. Ltd.	1.750%	8/18/55	GBP	1,720	1,462
	IG Group Holdings plc	3.125%	11/18/28	GBP	2,000	2,278
	Imperial Brands Finance Netherlands BV	1.750%	3/18/33	EUR	4,547	3,858
	Imperial Brands Finance plc	1.375%	1/27/25	EUR	452	468
	Imperial Brands Finance plc	3.375%	2/26/26	EUR	217	236
	Imperial Brands Finance plc	2.125%	2/12/27	EUR	6,995	7,113
	Imperial Brands Finance plc	4.875%	6/7/32	GBP	3,430	4,268
	Incommunities Treasury plc	3.250%	3/21/49	GBP	1,399	1,737
	Informa plc	1.500%	7/5/23	EUR	587	623
	Informa plc	3.125%	7/5/26	GBP	819	1,014
	Informa plc	1.250%	4/22/28	EUR	1,930	1,860
	Intermediate Capital Group plc	1.625%	2/17/27	EUR	1,500	1,448
	Just Group plc	9.000%	10/26/26	GBP	100	144
	Juturna European Loan Conduit No. 16 plc	5.064%	8/10/33	GBP	1,825	2,583
	Karbon Homes Ltd.	3.375%	11/15/47	GBP	2,385	3,087
	Kennedy Wilson Europe Real Estate Ltd.	3.250%	11/12/25	EUR	400	418

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Land Securities Capital Markets plc	1.974%	2/8/26	GBP	452	562
	Land Securities Capital Markets plc	2.375%	3/29/29	GBP	282	348
	Land Securities Capital Markets plc	2.625%	9/22/39	GBP	896	1,038
	Land Securities Capital Markets plc	2.750%	9/22/59	GBP	1,687	1,945
	Leeds Building Society	0.500%	7/3/24	EUR	100	104
	Leeds Building Society	1.500%	3/16/27	GBP	4,524	5,244
	Leeds Building Society	1.375%	10/6/27	GBP	14,506	16,499
	Legal & General Finance plc	5.875%	12/11/31	GBP	3,159	4,821
	Legal & General Group plc	5.375%	10/27/45	GBP	1,535	2,006
	Legal & General Group plc	5.125%	11/14/48	GBP	452	582
	Legal & General Group plc	4.500%	11/1/50	GBP	1,000	1,226
	Legal & General Group plc	5.500%	6/27/64	GBP	1,998	2,556
	Lendlease Europe Finance plc	3.500%	12/2/33	GBP	796	867
	Liberty Living Finance plc	2.625%	11/28/24	GBP	904	1,128
	Libra Longhurst Group Treasury NO 2 plc	3.250%	5/15/43	GBP	1,000	1,222
	Libra Longhurst Group Treasury plc	5.125%	8/2/38	GBP	812	1,240
	Linde Finance BV	1.000%	4/20/28	EUR	1,074	1,093
	Linde Finance BV	0.550%	5/19/32	EUR	9,200	8,339
	Linde plc	1.000%	9/30/51	EUR	7,800	5,638
	Liverpool Victoria Friendly Society Ltd.	6.500%	5/22/43	GBP	1,241	1,596
	LiveWest Treasury plc	1.875%	2/18/56	GBP	1,000	918
	Lloyds Bank plc	0.250%	3/25/24	EUR	3,610	3,754
	Lloyds Bank plc	7.500%	4/15/24	GBP	4,590	6,259
	Lloyds Bank plc	5.125%	3/7/25	GBP	6,860	9,272
	Lloyds Bank plc	0.625%	3/26/25	EUR	100	103
	Lloyds Bank plc	7.625%	4/22/25	GBP	3,696	5,127
	Lloyds Bank plc	0.125%	6/18/26	EUR	4,513	4,504
	Lloyds Bank plc	4.875%	3/30/27	GBP	1,391	1,940
	Lloyds Bank plc	6.000%	2/8/29	GBP	4,672	7,120
	Lloyds Bank plc	0.125%	9/23/29	EUR	18,050	16,933
	Lloyds Banking Group plc	0.650%	5/30/23	JPY	200,000	1,543
	Lloyds Banking Group plc	0.482%	12/14/23	JPY	900,000	6,927
	Lloyds Banking Group plc	2.250%	10/16/24	GBP	904	1,106
	Lloyds Banking Group plc	3.500%	2/3/25	CAD	1,174	894
	Lloyds Banking Group plc	4.000%	3/7/25	AUD	5,380	3,776
	Lloyds Banking Group plc	0.824%	5/30/25	JPY	800,000	6,132
	Lloyds Banking Group plc	0.500%	11/12/25	EUR	4,739	4,842
	Lloyds Banking Group plc	4.250%	11/22/27	AUD	2,240	1,535
	Lloyds Banking Group plc	4.500%	3/18/30	EUR	1,579	1,729
	Lloyds Banking Group plc	2.707%	12/3/35	GBP	2,355	2,533
	Logicor 2019-1 UK plc	1.875%	11/17/31	GBP	3,086	3,727
	London & Quadrant Housing Trust	2.625%	2/28/28	GBP	1,828	2,268
	London & Quadrant Housing Trust	4.625%	12/5/33	GBP	100	142
	London & Quadrant Housing Trust	5.500%	1/27/40	GBP	1,084	1,722
	London & Quadrant Housing Trust	5.486%	6/15/42	GBP	2,400	3,878
	London & Quadrant Housing Trust	3.750%	10/27/49	GBP	1,715	2,221
	London & Quadrant Housing Trust	3.125%	2/28/53	GBP	768	902
	London & Quadrant Housing Trust	2.750%	7/20/57	GBP	904	964
	London Power Networks plc	6.125%	6/7/27	GBP	212	306
	London Power Networks plc	2.625%	3/1/29	GBP	1,500	1,823
	London Stock Exchange Group plc	1.750%	12/6/27	EUR	6,002	6,251
	London Stock Exchange Group plc	1.625%	4/6/30	GBP	3,000	3,395
[1]	Longstone Finance plc	4.791%	4/19/36	GBP	53	72
	Lseg Netherlands BV	0.000%	4/6/25	EUR	5,000	5,068
	Lseg Netherlands BV	0.750%	4/6/33	EUR	5,562	4,956

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	M&G plc	5.625%	10/20/51	GBP	2,396	3,091
	M&G plc	5.560%	7/20/55	GBP	4,423	5,534
	M&G plc	6.340%	12/19/63	GBP	2,490	3,208
	Manchester Airport Group Funding plc	4.125%	4/2/24	GBP	904	1,165
	Manchester Airport Group Funding plc	4.750%	3/31/34	GBP	904	1,217
	Manchester Airport Group Funding plc	2.875%	9/30/44	GBP	1,806	1,863
	Martlet Homes Ltd.	3.000%	5/9/52	GBP	2,535	2,955
[1]	Meadowhall Finance plc	4.986%	7/12/37	GBP	414	557
[1]	Merseylink Issuer plc	3.842%	3/31/43	GBP	100	145
[1]	Metropolitan Funding plc	4.125%	4/5/48	GBP	904	1,200
	Metropolitan Housing Trust Ltd.	1.875%	7/28/36	GBP	600	624
	Moat Homes Finance plc	5.000%	9/23/41	GBP	935	1,434
	Morhomes plc	3.400%	2/19/40	GBP	813	986
	Motability Operations Group plc	1.625%	6/9/23	EUR	879	939
	Motability Operations Group plc	0.375%	1/3/26	EUR	3,528	3,556
	Motability Operations Group plc	4.375%	2/8/27	GBP	3,881	5,251
	Motability Operations Group plc	0.125%	7/20/28	EUR	8,456	7,946
	Motability Operations Group plc	1.750%	7/3/29	GBP	4,406	5,133
	Motability Operations Group plc	5.625%	11/29/30	GBP	904	1,366
	Motability Operations Group plc	2.375%	3/14/32	GBP	282	335
	Motability Operations Group plc	3.625%	3/10/36	GBP	100	131
	Motability Operations Group plc	1.500%	1/20/41	GBP	5,000	4,693
	Motability Operations Group plc	2.125%	1/18/42	GBP	3,000	3,154
	Myriad Capital plc	4.750%	12/20/43	GBP	100	147
	National Express Group plc	2.500%	11/11/23	GBP	2,257	2,824
	National Grid Electricity Transmission plc	1.375%	9/16/26	GBP	1,896	2,233
	National Grid Electricity Transmission plc	2.301%	6/22/29	CAD	2,564	1,749
	National Grid Electricity Transmission plc	0.823%	7/7/32	EUR	3,000	2,683
	National Grid Electricity Transmission plc	2.000%	9/16/38	GBP	2,618	2,619
	National Grid Electricity Transmission plc	0.872%	11/26/40	EUR	5,000	3,846
	National Grid plc	3.500%	10/16/26	GBP	18,697	23,897
	National Grid plc	0.163%	1/20/28	EUR	10,000	9,431
	National Grid plc	0.553%	9/18/29	EUR	16,107	14,864
	National Westminster Bank plc	5.125%	1/13/24	GBP	100	132
	National Westminster Bank plc	0.500%	5/15/24	EUR	4,513	4,710
	Nationwide Building Society	1.250%	3/3/25	EUR	100	105
	Nationwide Building Society	5.625%	1/28/26	GBP	677	951
	Nationwide Building Society	1.500%	3/8/26	EUR	9,724	10,100
	Nationwide Building Society	3.000%	5/6/26	GBP	9,166	11,548
	Nationwide Building Society	0.625%	3/25/27	EUR	19,695	19,904
	Nationwide Building Society	3.250%	1/20/28	GBP	7,093	8,926
	Nationwide Building Society	0.250%	9/14/28	EUR	29,894	27,584
	Nationwide Building Society	2.250%	6/25/29	EUR	2,257	2,470
	Nationwide Building Society	2.000%	7/25/29	EUR	16,388	17,166
	Nationwide Building Society	1.375%	6/29/32	EUR	7,221	7,280
	NatWest Group plc	1.750%	3/2/26	EUR	17,148	17,839
	NatWest Group plc	0.670%	9/14/29	EUR	18,600	17,090
	NatWest Group plc	0.780%	2/26/30	EUR	8,000	7,347
	NatWest Markets plc	1.000%	5/28/24	EUR	4,513	4,724
	NatWest Markets plc	1.375%	3/2/27	EUR	18,000	18,199
[7]	Network Rail Infrastructure Finance plc	4.750%	1/22/24	GBP	3,159	4,155
[7]	Network Rail Infrastructure Finance plc	4.375%	12/9/30	GBP	4,017	5,907
[7]	Network Rail Infrastructure Finance plc	4.750%	11/29/35	GBP	1,896	3,001
	NewRiver REIT plc	3.500%	3/7/28	GBP	813	938
	Next Group plc	3.625%	5/18/28	GBP	3,159	3,956

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	NIE Finance plc	2.500%	10/27/25	GBP	3,057	3,798
	NIE Finance plc	6.375%	6/2/26	GBP	2,000	2,848
	Northern Gas Networks Finance plc	4.875%	6/30/27	GBP	59	81
	Northern Gas Networks Finance plc	4.875%	11/15/35	GBP	1,715	2,360
	Northern Powergrid Yorkshire plc	5.125%	5/4/35	GBP	692	1,004
	Northern Powergrid Yorkshire plc	2.250%	10/9/59	GBP	722	693
	Northumbrian Water Finance plc	1.625%	10/11/26	GBP	3,115	3,720
	Northumbrian Water Finance plc	2.375%	10/5/27	GBP	100	122
	Northumbrian Water Finance plc	5.625%	4/29/33	GBP	1,172	1,770
	Northumbrian Water Finance plc	5.125%	1/23/42	GBP	264	403
	Notting Hill Genesis	3.750%	12/20/32	GBP	2,437	3,195
	Notting Hill Genesis	2.000%	6/3/36	GBP	219	230
	Notting Hill Genesis	5.250%	7/7/42	GBP	677	1,049
	Notting Hill Genesis	3.250%	10/12/48	GBP	100	118
	Notting Hill Genesis	4.375%	2/20/54	GBP	2,042	2,979
[1]	Octagon Healthcare Funding plc	5.333%	6/30/36	GBP	201	293
	Optivo Finance plc	2.857%	10/7/35	GBP	2,300	2,755
	Optivo Finance plc	5.250%	3/13/43	GBP	3,100	4,904
	Orbit Capital plc	3.500%	3/24/45	GBP	2,890	3,599
	Orbit Capital plc	3.375%	6/14/48	GBP	126	154
	Paradigm Homes Charitable Housing Assn. Ltd.	2.250%	5/20/51	GBP	2,723	2,758
	Paragon Treasury plc	2.000%	5/7/36	GBP	1,991	2,131
[1]	Paragon Treasury plc	3.625%	1/21/47	GBP	904	1,157
	Peabody Capital No. 2 plc	2.750%	3/2/34	GBP	800	943
	Peabody Capital No. 2 plc	4.625%	12/12/53	GBP	1,700	2,624
	Peabody Capital plc	5.250%	3/17/43	GBP	2,550	4,033
	Pearson Funding plc	1.375%	5/6/25	EUR	217	223
	Pearson Funding plc	3.750%	6/4/30	GBP	1,193	1,475
[1]	Penarian Housing Finance plc	3.212%	6/7/52	GBP	677	806
	Pension Insurance Corp. plc	8.000%	11/23/26	GBP	1,128	1,635
	Pension Insurance Corp. plc	5.625%	9/20/30	GBP	5,380	7,015
	Pension Insurance Corp. plc	4.625%	5/7/31	GBP	2,000	2,423
	Phoenix Group Holdings plc	4.375%	1/24/29	EUR	6,634	7,101
	Phoenix Group Holdings plc	5.867%	6/13/29	GBP	3,781	5,087
	Phoenix Group Holdings plc	5.625%	4/28/31	GBP	1,219	1,579
	Places For People Treasury plc	2.875%	8/17/26	GBP	4,063	5,123
	Platform HG Financing plc	1.625%	8/10/55	GBP	2,252	1,911
	Porterbrook Rail Finance Ltd.	7.125%	10/20/26	GBP	1,355	1,994
	Principality Building Society	2.375%	11/23/23	GBP	452	561
	Prs Finance plc	1.750%	11/24/26	GBP	8,295	10,179
	Prs Finance plc	2.000%	1/23/29	GBP	3,069	3,770
	Prudential plc	5.875%	5/11/29	GBP	501	740
	Prudential plc	6.125%	12/19/31	GBP	4,061	5,779
	Quadgas Finance plc	3.375%	9/17/29	GBP	2,121	2,559
	RAC Bond Co. plc	4.565%	5/6/46	GBP	100	126
	RAC Bond Co. plc	4.870%	5/6/46	GBP	1,355	1,740
[3]	Reckitt Benckiser Treasury Services Nederland BV	0.375%	5/19/26	EUR	2,257	2,268
	Reckitt Benckiser Treasury Services Nederland BV	0.750%	5/19/30	EUR	5,547	5,320
[3]	Reckitt Benckiser Treasury Services Nederland BV	0.750%	5/19/30	EUR	2,257	2,165
[3]	Reckitt Benckiser Treasury Services plc	1.750%	5/19/32	GBP	1,941	2,191
	RELX Capital Inc.	1.300%	5/12/25	EUR	904	947
	RELX Finance BV	0.000%	3/18/24	EUR	2,465	2,548

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	RELX Finance BV	0.500%	3/10/28	EUR	8,769	8,454
	RELX Finance BV	0.875%	3/10/32	EUR	1,592	1,466
	Rentokil Initial plc	0.950%	11/22/24	EUR	2,301	2,389
	Rio Tinto Finance plc	2.875%	12/11/24	EUR	100	110
	Riverside Finance plc	3.875%	12/5/44	GBP	993	1,338
	RL Finance Bonds No. 2 plc	6.125%	11/30/43	GBP	100	131
	RL Finance Bonds No. 3 plc	6.125%	11/13/28	GBP	1,444	1,974
	RL Finance Bonds No. 4 plc	4.875%	10/7/49	GBP	4,829	5,613
[1]	RMPA Services plc	5.337%	9/30/38	GBP	1,969	2,917
	Rothesay Life plc	3.375%	7/12/26	GBP	3,489	4,266
	Royal Bank of Scotland Group plc	2.875%	9/19/26	GBP	3,993	4,884
	Royal Bank of Scotland Group plc	3.125%	3/28/27	GBP	2,708	3,322
	Royal Mail plc	1.250%	10/8/26	EUR	2,257	2,302
	RSL Finance No. 1 plc	6.625%	3/31/38	GBP	249	398
	Sage Group plc	1.625%	2/25/31	GBP	3,592	3,849
	Sanctuary Capital plc	6.697%	3/23/39	GBP	1,948	3,519
	Sanctuary Capital plc	5.000%	4/26/47	GBP	1,857	3,009
	Sanctuary Capital plc	2.375%	4/14/50	GBP	452	482
	Santander UK Group Holdings plc	1.125%	9/8/23	EUR	5,012	5,303
	Santander UK Group Holdings plc	0.391%	2/28/25	EUR	2,934	3,027
	Santander UK Group Holdings plc	3.625%	1/14/26	GBP	7,499	9,413
	Santander UK Group Holdings plc	2.920%	5/8/26	GBP	6,499	7,975
	Santander UK Group Holdings plc	2.421%	1/17/29	GBP	3,000	3,484
	Santander UK Group Holdings plc	0.603%	9/13/29	EUR	12,342	11,366
	Santander UK plc	0.100%	5/12/24	EUR	9,025	9,347
	Santander UK plc	1.250%	9/18/24	EUR	3,024	3,196
	Santander UK plc	0.500%	1/10/25	EUR	3,656	3,782
	Santander UK plc	5.750%	3/2/26	GBP	2,643	3,736
	Santander UK plc	5.250%	2/16/29	GBP	4,396	6,454
	Santander UK plc	3.875%	10/15/29	GBP	7,152	9,340
[1]	Saxon Weald Capital plc	5.375%	6/6/42	GBP	281	421
	Scotland Gas Networks plc	3.250%	3/8/27	GBP	1,655	2,116
	Scotland Gas Networks plc	4.875%	12/21/34	GBP	452	619
	Scottish Hydro Electric Transmission plc	2.250%	9/27/35	GBP	200	215
	Scottish Widows Ltd.	5.500%	6/16/23	GBP	1,128	1,451
	Scottish Widows Ltd.	7.000%	6/16/43	GBP	2,000	3,139
	Segro Capital Sarl	0.500%	9/22/31	EUR	3,976	3,476
	Segro plc	2.375%	10/11/29	GBP	542	645
	Segro plc	2.875%	10/11/37	GBP	1,600	1,857
	Severn Trent Utilities Finance plc	3.625%	1/16/26	GBP	2,588	3,350
	Severn Trent Utilities Finance plc	2.750%	12/5/31	GBP	587	705
	Severn Trent Utilities Finance plc	2.000%	6/2/40	GBP	542	539
	Severn Trent Utilities Finance plc	4.875%	1/24/42	GBP	2,049	3,005
	Skipton Building Society	2.000%	10/2/26	GBP	300	359
	Sky Ltd.	1.875%	11/24/23	EUR	2,483	2,666
	Sky Ltd.	2.250%	11/17/25	EUR	100	108
	Sky Ltd.	2.500%	9/15/26	EUR	20,926	22,797
	Sky Ltd.	6.000%	5/21/27	GBP	50	72
	Sky Ltd.	4.000%	11/26/29	GBP	2,166	2,879
	Society of Lloyd's	4.875%	2/7/47	GBP	1,221	1,579
	South Eastern Power Networks plc	5.500%	6/5/26	GBP	212	293
	South Eastern Power Networks plc	5.625%	9/30/30	GBP	1,151	1,689
	South Eastern Power Networks plc	6.375%	11/12/31	GBP	1,287	2,011
	South Eastern Power Networks plc	1.750%	9/30/34	GBP	1,215	1,260
	Southern Electric Power Distribution plc	4.625%	2/20/37	GBP	686	941

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Southern Gas Networks plc	2.500%	2/3/25	GBP	2,065	2,577
	Southern Gas Networks plc	6.375%	5/15/40	GBP	82	130
	Southern Housing Group Ltd.	3.500%	10/19/47	GBP	677	833
	Southern Water Services Finance Ltd.	6.640%	3/31/26	GBP	10,820	15,452
	Southern Water Services Finance Ltd.	1.625%	3/30/27	GBP	9,886	11,615
	Southern Water Services Finance Ltd.	6.192%	3/31/29	GBP	1,355	2,024
	Southern Water Services Finance Ltd.	3.000%	5/28/37	GBP	1,500	1,722
	Southern Water Services Finance Ltd.	4.500%	3/31/52	GBP	50	77
	Southern Water Services Finance Ltd.	5.125%	9/30/56	GBP	50	86
	Sovereign Housing Capital plc	4.768%	6/1/43	GBP	100	153
	Sovereign Housing Capital plc	2.375%	11/4/48	GBP	1,255	1,328
	SP Distribution plc	5.875%	7/17/26	GBP	587	828
	SP Manweb plc	4.875%	9/20/27	GBP	100	137
	SSE plc	1.250%	4/16/25	EUR	5,821	6,077
	SSE plc	0.875%	9/6/25	EUR	722	743
	SSE plc	8.375%	11/20/28	GBP	1,368	2,209
	SSE plc	1.750%	4/16/30	EUR	7,000	7,076
	SSE plc	6.250%	8/27/38	GBP	722	1,164
	Stagecoach Group plc	4.000%	9/29/25	GBP	100	126
	Standard Chartered plc	2.900%	6/28/25	AUD	2,000	1,383
	Standard Chartered plc	1.625%	10/3/27	EUR	247	250
	Standard Chartered plc	0.850%	1/27/28	EUR	2,708	2,622
	Standard Chartered plc	1.200%	9/23/31	EUR	100	95
	Standard Chartered plc	4.375%	1/18/38	GBP	1,355	1,848
	Student Finance plc	2.666%	9/30/29	GBP	677	833
	Sunderland SHG Finance plc	6.380%	3/31/42	GBP	52	81
[1]	Swan Housing Capital plc	3.625%	3/5/48	GBP	760	920
[1]	TC Dudgeon Ofto plc	3.158%	11/12/38	GBP	357	447
[1]	Telereal Secured Finance plc	4.010%	12/10/33	GBP	1,152	1,477
[1]	Telereal Securitisation plc	6.165%	12/10/33	GBP	250	350
	Tesco Corporate Treasury Services plc	0.875%	5/29/26	EUR	4,558	4,555
	Tesco Corporate Treasury Services plc	1.875%	11/2/28	GBP	2,000	2,280
	Tesco Corporate Treasury Services plc	0.375%	7/27/29	EUR	2,000	1,779
[1]	Tesco Property Finance 1 plc	7.623%	7/13/39	GBP	862	1,399
[1]	Tesco Property Finance 2 plc	6.052%	10/13/39	GBP	1,439	2,096
[1]	Tesco Property Finance 3 plc	5.744%	4/13/40	GBP	2,178	3,216
[1]	Tesco Property Finance 4 plc	5.801%	10/13/40	GBP	2,680	3,854
[1]	Tesco Property Finance 6 plc	5.411%	7/13/44	GBP	2,520	3,627
	Thames Water Utilities Finance plc	1.875%	1/24/24	GBP	677	838
	Thames Water Utilities Finance plc	2.875%	12/12/24	CAD	629	478
	Thames Water Utilities Finance plc	4.000%	6/19/25	GBP	3,610	4,698
	Thames Water Utilities Finance plc	3.500%	2/25/28	GBP	587	745
	Thames Water Utilities Finance plc	6.750%	11/16/28	GBP	1,620	2,436
	Thames Water Utilities Finance plc	2.625%	1/24/32	GBP	893	1,038
	Thames Water Utilities Finance plc	1.250%	1/31/32	EUR	7,000	6,436
	Thames Water Utilities Finance plc	6.500%	2/9/32	GBP	2,200	3,411
	Thames Water Utilities Finance plc	4.375%	7/3/34	GBP	1,262	1,674
	Thames Water Utilities Finance plc	5.125%	9/28/37	GBP	2,636	3,772
	Thames Water Utilities Finance plc	2.375%	4/22/40	GBP	3,101	3,131
	Thames Water Utilities Finance plc	5.500%	2/11/41	GBP	3,374	5,109
	Thames Water Utilities Finance plc	4.625%	6/4/46	GBP	2,438	3,382
	Thames Water Utilities Finance plc	7.738%	4/9/58	GBP	497	1,100
	THFC Funding No. 2 plc	6.350%	7/8/41	GBP	1,084	1,870
	THFC Funding No. 2 plc	5.200%	10/11/43	GBP	7,437	11,754
	Together Housing Finance plc	4.500%	12/17/42	GBP	1,400	2,039

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Tritax Big Box REIT plc	1.500%	11/27/33	GBP	1,500	1,548
Tritax EuroBox plc	0.950%	6/2/26	EUR	1,696	1,658
Unilever Finance Netherlands BV	0.500%	8/12/23	EUR	4,513	4,764
Unilever Finance Netherlands BV	1.250%	3/25/25	EUR	9,025	9,506
Unilever Finance Netherlands BV	1.125%	2/12/27	EUR	4,558	4,713
Unilever Finance Netherlands BV	1.375%	7/31/29	EUR	2,392	2,452
Unilever Finance Netherlands BV	1.750%	3/25/30	EUR	4,513	4,733
Unilever Finance Netherlands BV	1.375%	9/4/30	EUR	587	595
Unilever plc	1.500%	7/22/26	GBP	100	121
Unilever plc	1.500%	6/11/39	EUR	2,347	2,172
UNITE Group plc	3.500%	10/15/28	GBP	1,196	1,494
UNITE USAF II plc	3.374%	6/30/28	GBP	722	915
UNITE USAF II plc	3.921%	6/30/30	GBP	1,759	2,283
United Utilities Water Finance plc	2.000%	2/14/25	GBP	6,043	7,499
United Utilities Water Finance plc	0.875%	10/28/29	GBP	651	705
United Utilities Water Finance plc	2.625%	2/12/31	GBP	5,566	6,748
United Utilities Water Finance plc	2.000%	7/3/33	GBP	904	1,007
United Utilities Water Finance plc	1.875%	6/3/42	GBP	235	231
United Utilities Water Ltd.	5.625%	12/20/27	GBP	3,074	4,405
University College London	1.625%	6/4/61	GBP	2,000	1,854
University of Cambridge	3.750%	10/17/52	GBP	406	613
University of Cambridge	2.350%	6/27/78	GBP	1,352	1,607
University of Leeds	3.125%	12/19/50	GBP	2,000	2,477
University of Liverpool	3.375%	6/25/55	GBP	100	135
University of Manchester	4.250%	7/4/53	GBP	857	1,322
University of Oxford	2.544%	12/8/17	GBP	4,159	4,447
Urenco Finance NV	2.375%	12/2/24	EUR	1,806	1,941
Virgin Money UK plc	2.875%	6/24/25	EUR	3,000	3,200
Virgin Money UK plc	3.375%	4/24/26	GBP	7,058	8,665
Virgin Money UK plc	4.000%	9/25/26	GBP	3,000	3,745
Virgin Money UK plc	4.000%	9/3/27	GBP	2,528	3,151
Virgin Money UK plc	5.125%	12/11/30	GBP	1,455	1,843
Vodafone Group plc	0.500%	1/30/24	EUR	100	105
Vodafone Group plc	1.875%	9/11/25	EUR	9,025	9,629
Vodafone Group plc	1.125%	11/20/25	EUR	11,677	12,102
Vodafone Group plc	5.625%	12/4/25	GBP	542	744
Vodafone Group plc	2.200%	8/25/26	EUR	2,051	2,200
Vodafone Group plc	0.900%	11/24/26	EUR	2,577	2,624
Vodafone Group plc	1.500%	7/24/27	EUR	1,701	1,760
Vodafone Group plc	4.200%	12/13/27	AUD	4,230	2,922
Vodafone Group plc	1.625%	11/24/30	EUR	7,361	7,313
Vodafone Group plc	1.600%	7/29/31	EUR	8,100	7,907
Vodafone Group plc	5.900%	11/26/32	GBP	3,990	6,007
Vodafone Group plc	2.875%	11/20/37	EUR	4,354	4,438
Vodafone Group plc	2.500%	5/24/39	EUR	1,731	1,647
Vodafone Group plc	3.375%	8/8/49	GBP	3,409	3,723
Vodafone Group plc	3.000%	8/12/56	GBP	3,548	3,487
Wales & West Utilities Finance plc	5.750%	3/29/30	GBP	2,257	3,285
Wales & West Utilities Finance plc	3.000%	8/3/38	GBP	677	776
Wellcome Trust Finance plc	4.625%	7/25/36	GBP	3,566	5,432
Wellcome Trust Ltd.	4.000%	5/9/59	GBP	993	1,576
Wellcome Trust Ltd.	1.500%	7/14/71	GBP	1,000	828
Wellcome Trust Ltd.	2.517%	2/7/18	GBP	1,941	2,015
Wessex Water Services Finance plc	5.375%	3/10/28	GBP	282	395
Wessex Water Services Finance plc	1.250%	1/12/36	GBP	1,586	1,485

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Western Power Distribution East Midlands plc	1.750%	9/9/31	GBP	1,000	1,087
	Western Power Distribution South Wales plc	1.625%	10/7/35	GBP	2,286	2,230
	Western Power Distribution South Wales plc	5.750%	3/23/40	GBP	1,000	1,560
	Western Power Distribution South West plc	5.875%	3/25/27	GBP	993	1,406
	Western Power Distribution South West plc	5.750%	3/23/40	GBP	800	1,240
	Western Power Distribution West Midlands plc	3.875%	10/17/24	GBP	3,069	3,937
	Western Power Distribution West Midlands plc	5.750%	4/16/32	GBP	2,528	3,750
	Westfield Stratford City Finance No. 2 plc	1.642%	8/4/31	GBP	1,128	1,358
	Wheatley Group Capital plc	4.375%	11/28/44	GBP	2,031	2,890
	WHG Treasury plc	4.250%	10/6/45	GBP	1,806	2,590
[1]	Wods Transmission plc	3.446%	8/24/34	GBP	77	99
	WPP Finance 2013	2.875%	9/14/46	GBP	1,293	1,239
	WPP Finance 2016	1.375%	3/20/25	EUR	6,408	6,694
	WPP Finance 2017	3.750%	5/19/32	GBP	1,967	2,426
	WPP Finance Deutschland GmbH	1.625%	3/23/30	EUR	1,869	1,842
	WPP Finance SA	2.250%	9/22/26	EUR	100	107
	WPP Finance SA	2.375%	5/19/27	EUR	9,547	10,170
	Wrekin Housing Group Ltd.	2.500%	10/22/48	GBP	1,000	1,064
	Yorkshire Building Society	3.000%	4/18/25	GBP	1,084	1,348
	Yorkshire Building Society	0.625%	9/21/25	EUR	4,077	4,121
	Yorkshire Building Society	3.500%	4/21/26	GBP	497	634
	Yorkshire Building Society	0.010%	10/13/27	EUR	15,478	14,967
	Yorkshire Building Society	0.500%	7/1/28	EUR	6,781	6,322
	Yorkshire Building Society	3.375%	9/13/28	GBP	9,310	11,112
	Yorkshire Building Society	1.500%	9/15/29	GBP	2,586	2,777
	Yorkshire Housing Finance plc	4.125%	10/31/44	GBP	1,691	2,300
	Yorkshire Power Finance Ltd.	7.250%	8/4/28	GBP	40	61
	Yorkshire Water Finance plc	3.625%	8/1/29	GBP	2,888	3,746
	Yorkshire Water Finance plc	6.375%	8/19/39	GBP	524	894
	Yorkshire Water Finance plc	2.750%	4/18/41	GBP	6,339	7,027
	Yorkshire Water Services Finance Ltd.	5.500%	5/28/37	GBP	350	544
						2,303,376
United States (2.8%)
	3M Co.	0.950%	5/15/23	EUR	904	959
	3M Co.	1.500%	11/9/26	EUR	100	105
	3M Co.	1.750%	5/15/30	EUR	731	763
	Abbott Ireland Financing DAC	0.875%	9/27/23	EUR	10,199	10,810
	Abbott Ireland Financing DAC	1.500%	9/27/26	EUR	8,033	8,488
	Abbott Ireland Financing DAC	0.375%	11/19/27	EUR	4,513	4,460
	AbbVie Inc.	1.500%	11/15/23	EUR	542	577
	AbbVie Inc.	1.375%	5/17/24	EUR	5,416	5,734
	AbbVie Inc.	1.250%	6/1/24	EUR	9,513	10,061
	AbbVie Inc.	0.750%	11/18/27	EUR	2,257	2,224
	AbbVie Inc.	2.625%	11/15/28	EUR	904	980
	AbbVie Inc.	2.125%	11/17/28	EUR	8,981	9,483
	AbbVie Inc.	2.125%	6/1/29	EUR	3,791	3,989
	AbbVie Inc.	1.250%	11/18/31	EUR	1,084	1,027
	Air Lease Corp.	2.625%	12/5/24	CAD	3,723	2,774
	Air Products and Chemicals Inc.	1.000%	2/12/25	EUR	1,507	1,571
	Air Products and Chemicals Inc.	0.500%	5/5/28	EUR	1,715	1,660
	Air Products and Chemicals Inc.	0.800%	5/5/32	EUR	1,547	1,410

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Altria Group Inc.	1.700%	6/15/25	EUR	1,399	1,451
Altria Group Inc.	2.200%	6/15/27	EUR	5,664	5,818
Altria Group Inc.	3.125%	6/15/31	EUR	8,620	8,746
American Honda Finance Corp.	1.375%	11/10/22	EUR	2,301	2,446
American Honda Finance Corp.	0.750%	1/17/24	EUR	3,250	3,415
American Honda Finance Corp.	1.950%	10/18/24	EUR	8,107	8,669
American Honda Finance Corp.	0.750%	11/25/26	GBP	2,934	3,364
American International Group Inc.	1.500%	6/8/23	EUR	100	106
American International Group Inc.	1.875%	6/21/27	EUR	2,392	2,466
American Medical Systems Europe BV	1.625%	3/8/31	EUR	7,000	6,858
American Medical Systems Europe BV	1.875%	3/8/34	EUR	5,000	4,804
American Tower Corp.	1.375%	4/4/25	EUR	3,251	3,383
American Tower Corp.	1.950%	5/22/26	EUR	6,911	7,204
American Tower Corp.	0.450%	1/15/27	EUR	6,482	6,226
American Tower Corp.	0.400%	2/15/27	EUR	1,557	1,479
American Tower Corp.	0.500%	1/15/28	EUR	2,557	2,382
American Tower Corp.	0.875%	5/21/29	EUR	3,065	2,812
American Tower Corp.	0.950%	10/5/30	EUR	2,698	2,417
American Tower Corp.	1.250%	5/21/33	EUR	2,080	1,810
Amgen Inc.	2.000%	2/25/26	EUR	1,174	1,255
Amgen Inc.	5.500%	12/7/26	GBP	1,986	2,772
Amgen Inc.	4.000%	9/13/29	GBP	2,031	2,680
Amphenol Technologies Holding GmbH	2.000%	10/8/28	EUR	2,000	2,097
Aon plc	2.875%	5/14/26	EUR	1,535	1,683
Apple Inc.	3.350%	1/10/24	AUD	250	177
Apple Inc.	1.375%	1/17/24	EUR	558	598
Apple Inc.	2.513%	8/19/24	CAD	12,949	9,897
Apple Inc.	0.875%	5/24/25	EUR	15,689	16,391
Apple Inc.	0.000%	11/15/25	EUR	4,120	4,154
Apple Inc.	3.600%	6/10/26	AUD	860	602
Apple Inc.	1.625%	11/10/26	EUR	987	1,050
Apple Inc.	2.000%	9/17/27	EUR	3,196	3,461
Apple Inc.	1.375%	5/24/29	EUR	8,760	9,070
Apple Inc.	3.050%	7/31/29	GBP	1,702	2,190
Apple Inc.	0.750%	2/25/30	CHF	2,485	2,449
Apple Inc.	0.500%	11/15/31	EUR	2,387	2,226
Apple Inc.	3.600%	7/31/42	GBP	1,964	2,682
Aptiv plc	1.500%	3/10/25	EUR	5,425	5,654
Archer-Daniels-Midland Co.	1.750%	6/23/23	EUR	4,513	4,825
Archer-Daniels-Midland Co.	1.000%	9/12/25	EUR	7,040	7,310
AT&T Inc.	2.750%	5/19/23	EUR	4,445	4,805
AT&T Inc.	1.050%	9/5/23	EUR	948	1,006
AT&T Inc.	1.300%	9/5/23	EUR	6,911	7,349
AT&T Inc.	1.950%	9/15/23	EUR	282	302
AT&T Inc.	3.450%	9/19/23	AUD	290	205
AT&T Inc.	2.400%	3/15/24	EUR	2,476	2,667
AT&T Inc.	2.850%	5/25/24	CAD	2,000	1,529
AT&T Inc.	1.375%	12/4/24	CHF	100	104
AT&T Inc.	4.000%	11/25/25	CAD	4,783	3,711
AT&T Inc.	3.500%	12/17/25	EUR	2,166	2,430
AT&T Inc.	4.100%	1/19/26	AUD	210	148
AT&T Inc.	0.250%	3/4/26	EUR	976	971
AT&T Inc.	1.800%	9/5/26	EUR	1,715	1,805
AT&T Inc.	2.900%	12/4/26	GBP	1,244	1,547
AT&T Inc.	5.500%	3/15/27	GBP	700	972

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
AT&T Inc.	1.600%	5/19/28	EUR	5,196	5,289
AT&T Inc.	4.600%	9/19/28	AUD	4,810	3,373
AT&T Inc.	2.350%	9/5/29	EUR	6,431	6,773
AT&T Inc.	0.800%	3/4/30	EUR	1,806	1,680
AT&T Inc.	2.050%	5/19/32	EUR	2,696	2,685
AT&T Inc.	3.550%	12/17/32	EUR	4,496	5,053
AT&T Inc.	5.200%	11/18/33	GBP	1,228	1,733
AT&T Inc.	3.375%	3/15/34	EUR	1,264	1,371
AT&T Inc.	2.450%	3/15/35	EUR	2,301	2,251
AT&T Inc.	3.150%	9/4/36	EUR	8,834	9,268
AT&T Inc.	2.600%	5/19/38	EUR	4,099	3,999
AT&T Inc.	1.800%	9/14/39	EUR	1,000	855
AT&T Inc.	7.000%	4/30/40	GBP	3,800	6,457
AT&T Inc.	4.250%	6/1/43	GBP	6,514	8,272
AT&T Inc.	4.875%	6/1/44	GBP	1,176	1,620
AT&T Inc.	4.850%	5/25/47	CAD	5,163	3,613
AT&T Inc.	5.100%	11/25/48	CAD	2,550	1,845
Athene Global Funding	3.127%	3/10/25	CAD	2,000	1,500
Athene Global Funding	2.100%	9/24/25	CAD	1,264	910
Athene Global Funding	0.366%	9/10/26	EUR	11,586	11,232
Athene Global Funding	0.832%	1/8/27	EUR	8,000	7,841
Athene Global Funding	1.750%	11/24/27	GBP	9,781	11,088
Athene Global Funding	0.625%	1/12/28	EUR	19,513	18,215
Athene Global Funding	2.470%	6/9/28	CAD	2,186	1,490
Bank of America Corp.	0.750%	7/26/23	EUR	3,565	3,767
Bank of America Corp.	1.379%	2/7/25	EUR	17,528	18,434
Bank of America Corp.	1.375%	3/26/25	EUR	1,355	1,417
Bank of America Corp.	2.932%	4/25/25	CAD	2,121	1,619
Bank of America Corp.	2.300%	7/25/25	GBP	2,708	3,316
Bank of America Corp.	3.407%	9/20/25	CAD	2,921	2,238
Bank of America Corp.	3.515%	3/24/26	CAD	1,355	1,034
Bank of America Corp.	0.808%	5/9/26	EUR	16,256	16,517
Bank of America Corp.	4.250%	12/10/26	GBP	1,996	2,626
Bank of America Corp.	1.776%	5/4/27	EUR	9,973	10,324
Bank of America Corp.	1.978%	9/15/27	CAD	2,978	2,088
Bank of America Corp.	3.615%	3/16/28	CAD	6,600	4,923
Bank of America Corp.	1.662%	4/25/28	EUR	1,000	1,020
Bank of America Corp.	0.583%	8/24/28	EUR	15,589	14,975
Bank of America Corp.	3.648%	3/31/29	EUR	11,489	12,894
Bank of America Corp.	2.598%	4/4/29	CAD	2,355	1,641
Bank of America Corp.	1.667%	6/2/29	GBP	9,000	10,156
Bank of America Corp.	0.694%	3/22/31	EUR	10,133	9,200
Bank of America Corp.	0.654%	10/26/31	EUR	26,025	23,128
Bank of America Corp.	1.102%	5/24/32	EUR	2,000	1,828
Baxter International Inc.	1.300%	5/30/25	EUR	6,568	6,892
Baxter International Inc.	1.300%	5/15/29	EUR	3,295	3,262
Becton Dickinson and Co.	0.034%	8/13/25	EUR	2,423	2,419
Becton Dickinson and Co.	1.900%	12/15/26	EUR	5,333	5,615
Becton Dickinson Euro Finance Sarl	0.632%	6/4/23	EUR	4,829	5,095
Becton Dickinson Euro Finance Sarl	1.208%	6/4/26	EUR	13,656	14,030
Becton Dickinson Euro Finance Sarl	0.334%	8/13/28	EUR	1,249	1,172
Becton Dickinson Euro Finance Sarl	1.213%	2/12/36	EUR	3,000	2,568
Becton Dickinson Euro Finance Sarl	1.336%	8/13/41	EUR	1,506	1,179
Berkshire Hathaway Finance Corp.	2.000%	3/18/34	EUR	3,000	2,962
Berkshire Hathaway Finance Corp.	2.375%	6/19/39	GBP	3,159	3,490

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Berkshire Hathaway Finance Corp.	2.625%	6/19/59	GBP	1,625	1,738
Berkshire Hathaway Inc.	0.750%	3/16/23	EUR	452	479
Berkshire Hathaway Inc.	1.300%	3/15/24	EUR	4,693	4,984
Berkshire Hathaway Inc.	0.170%	9/13/24	JPY	680,000	5,236
Berkshire Hathaway Inc.	1.125%	3/16/27	EUR	6,974	7,119
Berkshire Hathaway Inc.	2.150%	3/15/28	EUR	4,000	4,276
Berkshire Hathaway Inc.	0.440%	9/13/29	JPY	2,490,000	18,617
Berkshire Hathaway Inc.	0.437%	4/15/31	JPY	500,000	3,732
Berkshire Hathaway Inc.	1.625%	3/16/35	EUR	2,708	2,523
Berkshire Hathaway Inc.	0.500%	1/15/41	EUR	1,210	854
Berkshire Hathaway Inc.	1.108%	9/13/49	JPY	370,000	2,407
Berry Global Inc.	1.500%	1/15/27	EUR	2,586	2,515
BlackRock Inc.	1.250%	5/6/25	EUR	2,956	3,106
Blackstone Holdings Finance Co. LLC	1.000%	10/5/26	EUR	402	408
Blackstone Holdings Finance Co. LLC	1.500%	4/10/29	EUR	4,738	4,710
Booking Holdings Inc.	2.375%	9/23/24	EUR	1,806	1,955
Booking Holdings Inc.	0.100%	3/8/25	EUR	15,447	15,672
Booking Holdings Inc.	1.800%	3/3/27	EUR	4,575	4,790
Booking Holdings Inc.	0.500%	3/8/28	EUR	17,994	17,435
BorgWarner Inc.	1.000%	5/19/31	EUR	4,329	3,829
Boston Scientific Corp.	0.625%	12/1/27	EUR	2,234	2,170
Bristol-Myers Squibb Co.	1.000%	5/15/25	EUR	735	766
Bristol-Myers Squibb Co.	1.750%	5/15/35	EUR	1,806	1,785
Brown-Forman Corp.	1.200%	7/7/26	EUR	1,156	1,184
Brown-Forman Corp.	2.600%	7/7/28	GBP	4,207	5,218
Bunge Finance Europe BV	1.850%	6/16/23	EUR	7,026	7,450
Capital One Financial Corp.	1.650%	6/12/29	EUR	5,303	5,107
Celanese US Holdings LLC	2.125%	3/1/27	EUR	3,566	3,604
Celanese US Holdings LLC	0.625%	9/10/28	EUR	1,410	1,263
Chubb INA Holdings Inc.	0.300%	12/15/24	EUR	857	879
Chubb INA Holdings Inc.	1.550%	3/15/28	EUR	4,135	4,212
Chubb INA Holdings Inc.	0.875%	12/15/29	EUR	2,888	2,742
Chubb INA Holdings Inc.	1.400%	6/15/31	EUR	2,166	2,090
Chubb INA Holdings Inc.	2.500%	3/15/38	EUR	5,675	5,663
Citigroup Inc.	0.750%	10/26/23	EUR	100	105
Citigroup Inc.	2.750%	1/24/24	GBP	5,190	6,496
Citigroup Inc.	2.375%	5/22/24	EUR	904	973
Citigroup Inc.	1.750%	1/28/25	EUR	2,392	2,530
Citigroup Inc.	4.090%	6/9/25	CAD	1,399	1,077
Citigroup Inc.	2.400%	10/31/25	JPY	2,938,600	23,668
Citigroup Inc.	1.500%	7/24/26	EUR	4,061	4,210
Citigroup Inc.	2.125%	9/10/26	EUR	2,437	2,560
Citigroup Inc.	1.750%	10/23/26	GBP	5,055	5,889
Citigroup Inc.	2.800%	6/25/27	JPY	58,700	483
Citigroup Inc.	0.500%	10/8/27	EUR	5,867	5,726
Citigroup Inc.	1.250%	4/10/29	EUR	1,355	1,316
Citigroup Inc.	4.500%	3/3/31	GBP	452	582
Citigroup Inc.	6.800%	6/25/38	GBP	2,079	3,665
Citigroup Inc.	7.375%	9/1/39	GBP	212	397
Coca-Cola Co.	0.500%	3/8/24	EUR	2,618	2,740
Coca-Cola Co.	3.250%	6/11/24	AUD	770	542
Coca-Cola Co.	1.125%	3/9/27	EUR	5,912	6,109
Coca-Cola Co.	0.125%	3/9/29	EUR	2,711	2,535
Coca-Cola Co.	0.400%	5/6/30	EUR	5,270	4,909
Coca-Cola Co.	1.250%	3/8/31	EUR	3,814	3,771

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Coca-Cola Co.	0.500%	3/9/33	EUR	2,929	2,581
	Coca-Cola Co.	0.375%	3/15/33	EUR	7,513	6,525
	Coca-Cola Co.	1.625%	3/9/35	EUR	2,550	2,479
	Coca-Cola Co.	0.950%	5/6/36	EUR	3,056	2,707
	Coca-Cola Co.	0.800%	3/15/40	EUR	2,813	2,254
	Colgate-Palmolive Co.	0.500%	3/6/26	EUR	857	874
	Colgate-Palmolive Co.	0.300%	11/10/29	EUR	5,000	4,755
	Colgate-Palmolive Co.	1.375%	3/6/34	EUR	1,174	1,154
	Colgate-Palmolive Co.	0.875%	11/12/39	EUR	217	181
	Comcast Corp.	0.010%	9/14/26	EUR	1,806	1,773
	Comcast Corp.	1.500%	2/20/29	GBP	3,069	3,500
	Comcast Corp.	0.250%	9/14/29	EUR	3,818	3,520
	Comcast Corp.	5.500%	11/23/29	GBP	1,806	2,635
	Comcast Corp.	1.875%	2/20/36	GBP	3,242	3,408
	Comcast Corp.	1.250%	2/20/40	EUR	4,402	3,744
	Corning Inc.	0.992%	8/10/27	JPY	770,000	5,865
	Danaher Corp.	1.700%	3/30/24	EUR	217	232
	Danaher Corp.	2.500%	3/30/30	EUR	5,190	5,551
	DH Europe Finance II Sarl	0.200%	3/18/26	EUR	6,904	6,884
	DH Europe Finance II Sarl	0.450%	3/18/28	EUR	1,490	1,439
	DH Europe Finance II Sarl	0.750%	9/18/31	EUR	3,385	3,090
	DH Europe Finance II Sarl	1.350%	9/18/39	EUR	4,875	4,078
	DH Europe Finance II Sarl	1.800%	9/18/49	EUR	2,708	2,248
	Digital Dutch Finco BV	1.250%	2/1/31	EUR	8,184	7,130
	Digital Euro Finco LLC	2.625%	4/15/24	EUR	2,301	2,461
	Digital Euro Finco LLC	1.125%	4/9/28	EUR	11,733	11,059
	Digital Stout Holding LLC	4.250%	1/17/25	GBP	993	1,285
	Digital Stout Holding LLC	3.300%	7/19/29	GBP	3,138	3,828
	Digital Stout Holding LLC	3.750%	10/17/30	GBP	1,806	2,259
	Discovery Communications LLC	2.500%	9/20/24	GBP	3,385	4,205
	Discovery Communications LLC	1.900%	3/19/27	EUR	8,201	8,309
	Dover Corp.	1.250%	11/9/26	EUR	9,890	10,213
	Dover Corp.	0.750%	11/4/27	EUR	3,000	2,964
	Dow Chemical Co.	0.500%	3/15/27	EUR	8,078	7,872
	Dow Chemical Co.	1.125%	3/15/32	EUR	4,000	3,632
	Dow Chemical Co.	1.875%	3/15/40	EUR	2,060	1,755
[3]	DXC Capital Funding DAC	0.450%	9/15/27	EUR	2,703	2,534
[3]	DXC Capital Funding DAC	0.950%	9/15/31	EUR	5,171	4,493
	DXC Technology Co.	1.750%	1/15/26	EUR	7,363	7,596
	Eastman Chemical Co.	1.500%	5/26/23	EUR	4,513	4,781
	Eastman Chemical Co.	1.875%	11/23/26	EUR	4,829	5,029
	Eaton Capital Unlimited Co.	0.697%	5/14/25	EUR	7,562	7,752
	Eaton Capital Unlimited Co.	0.577%	3/8/30	EUR	1,500	1,382
	Ecolab Inc.	1.000%	1/15/24	EUR	3,439	3,642
	Eli Lilly & Co.	2.125%	6/3/30	EUR	3,656	3,927
	Eli Lilly & Co.	0.500%	9/14/33	EUR	4,000	3,551
	Eli Lilly & Co.	1.700%	11/1/49	EUR	2,798	2,426
	Eli Lilly & Co.	1.375%	9/14/61	EUR	2,000	1,312
	Emerson Electric Co.	0.375%	5/22/24	EUR	925	960
	Emerson Electric Co.	1.250%	10/15/25	EUR	2,904	3,039
	Emerson Electric Co.	2.000%	10/15/29	EUR	904	953
	Equinix Inc.	0.250%	3/15/27	EUR	1,886	1,799
	Euronet Worldwide Inc.	1.375%	5/22/26	EUR	2,844	2,820
	Exxon Mobil Corp.	0.142%	6/26/24	EUR	11,071	11,436
	Exxon Mobil Corp.	0.835%	6/26/32	EUR	6,513	5,867

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Exxon Mobil Corp.	1.408%	6/26/39	EUR	3,000	2,491
FedEx Corp.	1.625%	1/11/27	EUR	3,159	3,297
FedEx Corp.	1.300%	8/5/31	EUR	1,039	975
FedEx Corp.	0.950%	5/4/33	EUR	7,609	6,632
Fidelity National Information Services Inc.	0.750%	5/21/23	EUR	3,698	3,902
Fidelity National Information Services Inc.	1.100%	7/15/24	EUR	6,184	6,473
Fidelity National Information Services Inc.	0.625%	12/3/25	EUR	2,000	2,014
Fidelity National Information Services Inc.	1.500%	5/21/27	EUR	12,291	12,565
Fidelity National Information Services Inc.	1.000%	12/3/28	EUR	4,603	4,440
Fidelity National Information Services Inc.	2.250%	12/3/29	GBP	980	1,131
Fidelity National Information Services Inc.	2.000%	5/21/30	EUR	1,786	1,805
Fidelity National Information Services Inc.	3.360%	5/21/31	GBP	2,658	3,247
Fidelity National Information Services Inc.	2.950%	5/21/39	EUR	1,614	1,643
Fiserv Inc.	0.375%	7/1/23	EUR	2,648	2,781
Fiserv Inc.	2.250%	7/1/25	GBP	948	1,167
Fiserv Inc.	1.125%	7/1/27	EUR	1,908	1,914
Fiserv Inc.	1.625%	7/1/30	EUR	5,915	5,788
Fiserv Inc.	3.000%	7/1/31	GBP	2,000	2,386
GE Capital Canada Funding Co.	5.730%	10/22/37	CAD	677	554
GE Capital European Funding Unlimited Co.	6.025%	3/1/38	EUR	1,241	1,818
GE Capital UK Funding Unlimited Co.	5.875%	1/18/33	GBP	4,634	6,794
General Electric Co.	1.500%	5/17/29	EUR	4,571	4,634
General Electric Co.	4.125%	9/19/35	EUR	2,892	3,495
General Electric Co.	2.125%	5/17/37	EUR	3,506	3,324
General Electric Co.	4.875%	9/18/37	GBP	433	579
General Mills Inc.	0.450%	1/15/26	EUR	1,490	1,496
General Mills Inc.	1.500%	4/27/27	EUR	904	934
General Motors Financial Co. Inc.	2.200%	4/1/24	EUR	2,684	2,863
General Motors Financial Co. Inc.	2.250%	9/6/24	GBP	406	500
General Motors Financial Co. Inc.	0.850%	2/26/26	EUR	4,513	4,440
General Motors Financial Co. Inc.	0.650%	9/7/28	EUR	2,781	2,477
General Motors Financial of Canada Ltd.	3.250%	11/7/23	CAD	2,031	1,566
General Motors Financial of Canada Ltd.	5.950%	5/14/24	CAD	2,257	1,818
General Motors Financial of Canada Ltd.	1.700%	7/9/25	CAD	2,000	1,431
General Motors Financial of Canada Ltd.	1.750%	4/15/26	CAD	1,691	1,185
General Motors Financial of Canada Ltd.	3.150%	2/8/27	CAD	1,100	799
Goldman Sachs Group Inc.	2.000%	7/27/23	EUR	5,536	5,932
Goldman Sachs Group Inc.	1.375%	5/15/24	EUR	14,755	15,635
Goldman Sachs Group Inc.	2.125%	9/30/24	EUR	4,125	4,402
Goldman Sachs Group Inc.	3.375%	3/27/25	EUR	2,257	2,475
Goldman Sachs Group Inc.	1.250%	5/1/25	EUR	15,352	16,038
Goldman Sachs Group Inc.	7.125%	8/7/25	GBP	1,685	2,353
Goldman Sachs Group Inc.	3.307%	10/31/25	CAD	279	213
Goldman Sachs Group Inc.	4.250%	1/29/26	GBP	8,123	10,459
Goldman Sachs Group Inc.	2.875%	6/3/26	EUR	12,257	13,275
Goldman Sachs Group Inc.	1.625%	7/27/26	EUR	1,225	1,260
Goldman Sachs Group Inc.	2.599%	11/30/27	CAD	4,130	2,955
Goldman Sachs Group Inc.	1.500%	12/7/27	GBP	7,952	8,938
Goldman Sachs Group Inc.	0.250%	1/26/28	EUR	11,184	10,372
Goldman Sachs Group Inc.	2.000%	3/22/28	EUR	3,204	3,269
Goldman Sachs Group Inc.	7.250%	4/10/28	GBP	247	370
Goldman Sachs Group Inc.	2.000%	11/1/28	EUR	4,603	4,672
Goldman Sachs Group Inc.	2.013%	2/28/29	CAD	4,399	2,967
Goldman Sachs Group Inc.	3.125%	7/25/29	GBP	2,561	3,108
Goldman Sachs Group Inc.	1.875%	12/16/30	GBP	598	645

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Goldman Sachs Group Inc.	1.000%	3/18/33	EUR	10,538	9,126
Goldman Sachs Group Inc.	6.875%	1/18/38	GBP	637	1,007
Harley-Davidson Financial Services Inc.	3.875%	5/19/23	EUR	2,767	3,004
HCN Canadian Holdings-1 LP	2.950%	1/15/27	CAD	813	591
Highland Holdings Sarl	0.318%	12/15/26	EUR	8,000	7,785
Honeywell International Inc.	0.000%	3/10/24	EUR	5,000	5,172
Honeywell International Inc.	2.250%	2/22/28	EUR	8,518	9,162
Honeywell International Inc.	0.750%	3/10/32	EUR	3,000	2,753
Illinois Tool Works Inc.	1.250%	5/22/23	EUR	1,399	1,486
Illinois Tool Works Inc.	0.250%	12/5/24	EUR	2,121	2,183
Illinois Tool Works Inc.	0.625%	12/5/27	EUR	2,483	2,466
Illinois Tool Works Inc.	2.125%	5/22/30	EUR	11,780	12,475
Illinois Tool Works Inc.	1.000%	6/5/31	EUR	2,798	2,682
International Business Machines Corp	1.250%	2/9/34	EUR	4,500	4,193
International Business Machines Corp.	0.875%	1/31/25	EUR	1,355	1,412
International Business Machines Corp.	0.950%	5/23/25	EUR	6,303	6,555
International Business Machines Corp.	2.875%	11/7/25	EUR	1,850	2,044
International Business Machines Corp.	1.250%	1/29/27	EUR	6,735	6,958
International Business Machines Corp.	0.300%	2/11/28	EUR	3,385	3,258
International Business Machines Corp.	1.750%	3/7/28	EUR	2,000	2,087
International Business Machines Corp.	0.875%	2/9/30	EUR	3,000	2,886
International Business Machines Corp.	1.750%	1/31/31	EUR	4,242	4,320
International Business Machines Corp.	0.650%	2/11/32	EUR	4,000	3,615
International Business Machines Corp.	1.200%	2/11/40	EUR	2,437	2,063
International Flavors & Fragrances Inc.	1.800%	9/25/26	EUR	4,498	4,666
John Deere Cash Management Sarl	0.500%	9/15/23	EUR	993	1,047
John Deere Cash Management Sarl	2.200%	4/2/32	EUR	4,513	4,812
John Deere Cash Management Sarl	1.650%	6/13/39	EUR	2,257	2,154
John Deere Financial Inc.	2.460%	4/4/24	CAD	2,000	1,523
John Deere Financial Inc.	1.090%	7/17/24	CAD	391	288
John Deere Financial Inc.	2.410%	1/14/25	CAD	2,000	1,501
John Deere Financial Inc.	1.630%	4/9/26	CAD	2,000	1,425
John Deere Financial Inc.	2.580%	10/16/26	CAD	857	628
John Deere Financial Inc.	1.340%	9/8/27	CAD	3,566	2,411
Johnson & Johnson	0.650%	5/20/24	EUR	4,603	4,847
Johnson & Johnson	1.150%	11/20/28	EUR	542	560
Johnson Controls International plc	1.000%	9/15/23	EUR	1,355	1,435
Johnson Controls International plc	1.375%	2/25/25	EUR	7,205	7,558
Johnson Controls International plc / Tyco Fire & Security Finance SCA	0.375%	9/15/27	EUR	2,248	2,172
Johnson Controls International plc / Tyco Fire & Security Finance SCA	1.000%	9/15/32	EUR	1,625	1,500
JPMorgan Chase & Co.	0.500%	12/4/23	CHF	19,225	19,778
JPMorgan Chase & Co.	3.000%	2/19/26	EUR	2,528	2,769
JPMorgan Chase & Co.	0.991%	4/28/26	GBP	6,952	8,143
JPMorgan Chase & Co.	3.500%	12/18/26	GBP	2,257	2,871
JPMorgan Chase & Co.	1.090%	3/11/27	EUR	44,224	44,954
JPMorgan Chase & Co.	0.389%	2/24/28	EUR	13,012	12,565
JPMorgan Chase & Co.	1.896%	3/5/28	CAD	6,650	4,606
JPMorgan Chase & Co.	1.638%	5/18/28	EUR	1,879	1,923
JPMorgan Chase & Co.	1.001%	7/25/31	EUR	8,900	8,341
JPMorgan Chase & Co.	1.047%	11/4/32	EUR	4,547	4,174
JPMorgan Chase & Co.	0.597%	2/17/33	EUR	5,000	4,368
JPMorgan Chase & Co.	1.895%	4/28/33	GBP	3,000	3,278
Kellogg Co.	1.250%	3/10/25	EUR	2,301	2,405
Kinder Morgan Inc.	2.250%	3/16/27	EUR	3,189	3,330

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	KKR Group Finance Co. V LLC	1.625%	5/22/29	EUR	4,513	4,468
[3]	KKR Group Finance Co. V LLC	1.625%	5/22/29	EUR	1,355	1,341
	Liberty Mutual Group Inc.	2.750%	5/4/26	EUR	6,318	6,824
	LYB International Finance II BV	0.875%	9/17/26	EUR	4,061	4,038
	ManpowerGroup Inc.	1.750%	6/22/26	EUR	100	105
	Mastercard Inc.	2.100%	12/1/27	EUR	3,675	3,983
	Mastercard Inc.	1.000%	2/22/29	EUR	8,000	8,008
	McDonald's Corp.	2.000%	6/1/23	EUR	500	537
	McDonald's Corp.	1.000%	11/15/23	EUR	7,800	8,268
	McDonald's Corp.	0.625%	1/29/24	EUR	8,700	9,138
	McDonald's Corp.	3.000%	3/8/24	AUD	9,790	6,844
	McDonald's Corp.	3.125%	3/4/25	CAD	6,513	4,988
	McDonald's Corp.	1.750%	5/3/28	EUR	1,100	1,152
	McDonald's Corp.	1.500%	11/28/29	EUR	7,200	7,269
	McDonald's Corp.	2.950%	3/15/34	GBP	3,000	3,584
	McDonald's Corp.	4.125%	6/11/54	GBP	500	693
	McKesson Corp.	1.500%	11/17/25	EUR	5,686	5,976
	McKesson Corp.	1.625%	10/30/26	EUR	4,603	4,809
	McKesson Corp.	3.125%	2/17/29	GBP	411	503
	Medtronic Global Holdings SCA	0.250%	7/2/25	EUR	1,309	1,332
	Medtronic Global Holdings SCA	0.000%	10/15/25	EUR	10,000	10,042
	Medtronic Global Holdings SCA	1.125%	3/7/27	EUR	6,000	6,153
	Medtronic Global Holdings SCA	0.375%	10/15/28	EUR	6,204	5,941
	Medtronic Global Holdings SCA	1.625%	3/7/31	EUR	3,656	3,699
	Medtronic Global Holdings SCA	1.000%	7/2/31	EUR	1,264	1,204
	Medtronic Global Holdings SCA	0.750%	10/15/32	EUR	4,513	4,066
	Medtronic Global Holdings SCA	2.250%	3/7/39	EUR	1,399	1,353
	Medtronic Global Holdings SCA	1.500%	7/2/39	EUR	4,603	3,947
	Medtronic Global Holdings SCA	1.375%	10/15/40	EUR	7,166	5,886
	Medtronic Global Holdings SCA	1.750%	7/2/49	EUR	6,904	5,533
	Medtronic Global Holdings SCA	1.625%	10/15/50	EUR	4,242	3,242
	Merck & Co. Inc.	0.500%	11/2/24	EUR	4,477	4,647
	Merck & Co. Inc.	1.875%	10/15/26	EUR	1,490	1,596
	Merck & Co. Inc.	2.500%	10/15/34	EUR	2,374	2,555
	Merck & Co. Inc.	1.375%	11/2/36	EUR	1,084	1,003
	MetLife Inc.	5.375%	12/9/24	GBP	4,963	6,594
	MetLife Inc.	0.769%	5/23/29	JPY	630,000	4,856
	Metropolitan Life Global Funding I	0.375%	4/9/24	EUR	2,257	2,342
	Metropolitan Life Global Funding I	4.000%	7/13/27	AUD	1,219	840
	Metropolitan Life Global Funding I	0.625%	12/8/27	GBP	4,229	4,633
	Metropolitan Life Global Funding I	1.950%	3/20/28	CAD	2,937	2,020
	Metropolitan Life Global Funding I	3.394%	4/9/30	CAD	3,264	2,359
	Microsoft Corp.	3.125%	12/6/28	EUR	7,464	8,632
	Microsoft Corp.	2.625%	5/2/33	EUR	2,806	3,204
	Mohawk Capital Finance SA	1.750%	6/12/27	EUR	1,300	1,340
	Molson Coors Beverage Co.	1.250%	7/15/24	EUR	3,971	4,143
	Molson Coors International LP	2.840%	7/15/23	CAD	2,257	1,738
	Molson Coors International LP	3.440%	7/15/26	CAD	1,287	968
[3]	Mondelez International Holdings Netherlands BV	0.000%	9/22/26	EUR	4,288	4,208
[3]	Mondelez International Holdings Netherlands BV	0.250%	9/9/29	EUR	4,337	4,006
[3]	Mondelez International Holdings Netherlands BV	1.250%	9/9/41	EUR	1,310	1,016
	Mondelez International Inc.	3.250%	3/7/25	CAD	1,452	1,111
	Mondelez International Inc.	1.625%	3/8/27	EUR	5,354	5,611

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Mondelez International Inc.	0.250%	3/17/28	EUR	18,735	17,897
Mondelez International Inc.	0.750%	3/17/33	EUR	11,562	10,097
Mondelez International Inc.	2.375%	3/6/35	EUR	525	526
Moody's Corp.	1.750%	3/9/27	EUR	559	585
Moody's Corp.	0.950%	2/25/30	EUR	5,708	5,479
Morgan Stanley	3.000%	2/7/24	CAD	4,508	3,455
Morgan Stanley	0.637%	7/26/24	EUR	9,116	9,583
Morgan Stanley	1.342%	10/23/26	EUR	6,092	6,270
Morgan Stanley	1.375%	10/27/26	EUR	4,000	4,077
Morgan Stanley	2.625%	3/9/27	GBP	3,943	4,776
Morgan Stanley	1.875%	4/27/27	EUR	2,687	2,785
Morgan Stanley	1.779%	8/4/27	CAD	2,391	1,678
Morgan Stanley	0.406%	10/29/27	EUR	8,420	8,164
Morgan Stanley	0.495%	10/26/29	EUR	14,781	13,729
Morgan Stanley	0.497%	2/7/31	EUR	13,680	12,238
Morgan Stanley	1.102%	4/29/33	EUR	5,171	4,669
Mylan Inc.	2.125%	5/23/25	EUR	3,000	3,150
Nasdaq Inc.	1.750%	3/28/29	EUR	4,288	4,327
Nasdaq Inc.	0.875%	2/13/30	EUR	11,282	10,475
Nasdaq Inc.	0.900%	7/30/33	EUR	2,345	2,037
National Grid North America Inc	1.054%	1/20/31	EUR	7,000	6,532
National Grid North America Inc.	0.750%	8/8/23	EUR	100	106
National Grid North America Inc.	1.000%	7/12/24	EUR	100	105
Nestle Holdings Inc.	0.875%	7/18/25	EUR	4,000	4,178
Nestle Holdings Inc.	2.192%	1/26/29	CAD	6,720	4,715
New York Life Global Funding	1.250%	12/17/26	GBP	976	1,136
New York Life Global Funding	0.250%	1/23/27	EUR	4,513	4,403
New York Life Global Funding	2.000%	4/17/28	CAD	4,981	3,455
New York Life Global Funding	0.750%	12/14/28	GBP	2,000	2,169
NextEra Energy Capital Holdings Inc.	2.200%	12/2/26	AUD	2,030	1,302
Omnicom Capital Holdings plc	2.250%	11/22/33	GBP	1,171	1,273
Omnicom Finance Holdings plc	0.800%	7/8/27	EUR	6,496	6,431
Omnicom Finance Holdings plc	1.400%	7/8/31	EUR	2,031	1,950
Oracle Corp.	3.125%	7/10/25	EUR	452	499
Paccar Financial Ltd.	0.985%	5/14/24	CAD	2,000	1,472
Parker-Hannifin Corp.	1.125%	3/1/25	EUR	5,945	6,156
PepsiCo Inc.	0.250%	5/6/24	EUR	2,844	2,967
PepsiCo Inc.	2.150%	5/6/24	CAD	1,444	1,097
PepsiCo Inc.	0.750%	3/18/27	EUR	904	919
PepsiCo Inc.	0.500%	5/6/28	EUR	5,326	5,240
PepsiCo Inc.	0.875%	7/18/28	EUR	1,625	1,629
PepsiCo Inc.	1.125%	3/18/31	EUR	857	839
PepsiCo Inc.	0.400%	10/9/32	EUR	5,672	5,013
PepsiCo Inc.	0.750%	10/14/33	EUR	3,155	2,838
PepsiCo Inc.	0.875%	10/16/39	EUR	4,468	3,598
PepsiCo Inc.	1.050%	10/9/50	EUR	2,993	2,295
PerkinElmer Inc.	1.875%	7/19/26	EUR	2,077	2,169
Pfizer Inc.	1.000%	3/6/27	EUR	1,535	1,586
Pfizer Inc.	2.735%	6/15/43	GBP	4,807	5,614
Philip Morris International Inc.	0.625%	11/8/24	EUR	633	651
Philip Morris International Inc.	2.875%	5/14/29	EUR	1,128	1,192
Philip Morris International Inc.	0.800%	8/1/31	EUR	4,061	3,440
Philip Morris International Inc.	3.125%	6/3/33	EUR	452	461
Philip Morris International Inc.	2.000%	5/9/36	EUR	3,610	3,084
Philip Morris International Inc.	1.875%	11/6/37	EUR	2,437	1,992

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Philip Morris International Inc.	1.450%	8/1/39	EUR	2,798	2,056
PPG Industries Inc.	0.875%	11/3/25	EUR	1,174	1,199
PPG Industries Inc.	1.400%	3/13/27	EUR	100	102
Praxair Inc.	1.200%	2/12/24	EUR	3,610	3,836
Praxair Inc.	1.625%	12/1/25	EUR	9,274	9,844
Procter & Gamble Co.	1.125%	11/2/23	EUR	5,244	5,588
Procter & Gamble Co.	0.500%	10/25/24	EUR	1,355	1,414
Procter & Gamble Co.	0.625%	10/30/24	EUR	1,850	1,935
Procter & Gamble Co.	1.375%	5/3/25	GBP	4,423	5,389
Procter & Gamble Co.	1.200%	10/30/28	EUR	2,121	2,189
Procter & Gamble Co.	1.800%	5/3/29	GBP	5,698	6,789
Procter & Gamble Co.	1.250%	10/25/29	EUR	3,159	3,245
Procter & Gamble Co.	0.350%	5/5/30	EUR	10,000	9,513
Procter & Gamble Co.	1.875%	10/30/38	EUR	1,084	1,078
Prologis Euro Finance LLC	0.250%	9/10/27	EUR	7,672	7,240
Prologis Euro Finance LLC	0.375%	2/6/28	EUR	2,671	2,512
Prologis Euro Finance LLC	1.875%	1/5/29	EUR	479	485
Prologis Euro Finance LLC	0.625%	9/10/31	EUR	2,731	2,370
Prologis Euro Finance LLC	0.500%	2/16/32	EUR	4,303	3,640
Prologis Euro Finance LLC	1.500%	2/8/34	EUR	2,000	1,807
Prologis Euro Finance LLC	1.000%	2/6/35	EUR	1,490	1,229
Prologis Euro Finance LLC	1.000%	2/16/41	EUR	3,270	2,410
Prologis Euro Finance LLC	1.500%	9/10/49	EUR	1,381	1,017
Prologis LP	3.000%	6/2/26	EUR	722	798
Prologis LP	2.250%	6/30/29	GBP	1,949	2,288
Public Storage	0.500%	9/9/30	EUR	3,959	3,485
Public Storage	0.875%	1/24/32	EUR	3,024	2,667
Raytheon Technologies Corp.	2.150%	5/18/30	EUR	4,184	4,262
Realty Income Corp.	1.875%	1/14/27	GBP	1,076	1,276
Realty Income Corp.	1.125%	7/13/27	GBP	6,362	7,219
Realty Income Corp.	1.625%	12/15/30	GBP	2,000	2,195
Realty Income Corp.	1.750%	7/13/33	GBP	3,457	3,631
Realty Income Corp.	2.500%	1/14/42	GBP	1,154	1,198
Schlumberger Finance BV	0.250%	10/15/27	EUR	6,513	6,320
Schlumberger Finance BV	0.500%	10/15/31	EUR	4,513	4,058
Schlumberger Finance BV	2.000%	5/6/32	EUR	2,781	2,858
Schlumberger Finance France SAS	1.000%	2/18/26	EUR	1,535	1,586
Schneider Electric SE	1.500%	9/8/23	EUR	100	107
Schneider Electric SE	0.250%	9/9/24	EUR	4,400	4,546
Schneider Electric SE	0.875%	3/11/25	EUR	1,600	1,664
Schneider Electric SE	1.375%	6/21/27	EUR	5,000	5,183
Schneider Electric SE	1.500%	1/15/28	EUR	5,000	5,184
Schneider Electric SE	0.250%	3/11/29	EUR	6,800	6,417
Simon International Finance SCA	1.125%	3/19/33	EUR	6,879	5,892
Southern Co.	1.875%	9/15/81	EUR	2,976	2,637
Southern Power Co.	1.850%	6/20/26	EUR	4,829	5,018
Stellantis NV	3.375%	7/7/23	EUR	5,000	5,402
Stellantis NV	2.000%	3/20/25	EUR	1,700	1,803
Stellantis NV	3.875%	1/5/26	EUR	7,672	8,520
Stellantis NV	2.750%	5/15/26	EUR	3,000	3,207
Stellantis NV	4.500%	7/7/28	EUR	15,323	17,559
Stellantis NV	1.125%	9/18/29	EUR	4,000	3,742
Stellantis NV	1.250%	6/20/33	EUR	6,452	5,331
Stryker Corp.	1.125%	11/30/23	EUR	1,039	1,103
Stryker Corp.	0.250%	12/3/24	EUR	1,715	1,756

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Stryker Corp.	2.125%	11/30/27	EUR	857	907
Stryker Corp.	2.625%	11/30/30	EUR	948	1,015
Stryker Corp.	1.000%	12/3/31	EUR	4,965	4,593
Swiss Re Finance UK plc	2.714%	6/4/52	EUR	2,700	2,570
Sysco Canada Inc.	3.650%	4/25/25	CAD	1,156	886
Thermo Fisher Scientific Finance I BV	0.000%	11/18/25	EUR	3,727	3,719
Thermo Fisher Scientific Finance I BV	0.800%	10/18/30	EUR	7,636	7,139
Thermo Fisher Scientific Finance I BV	1.125%	10/18/33	EUR	9,931	8,987
Thermo Fisher Scientific Finance I BV	1.625%	10/18/41	EUR	9,647	8,062
Thermo Fisher Scientific Finance I BV	2.000%	10/18/51	EUR	2,000	1,655
Thermo Fisher Scientific Inc.	0.750%	9/12/24	EUR	2,113	2,205
Thermo Fisher Scientific Inc.	0.125%	3/1/25	EUR	2,888	2,932
Thermo Fisher Scientific Inc.	2.000%	4/15/25	EUR	2,708	2,896
Thermo Fisher Scientific Inc.	1.400%	1/23/26	EUR	7,425	7,749
Thermo Fisher Scientific Inc.	1.750%	4/15/27	EUR	1,355	1,423
Thermo Fisher Scientific Inc.	0.500%	3/1/28	EUR	1,399	1,355
Thermo Fisher Scientific Inc.	1.375%	9/12/28	EUR	452	458
Thermo Fisher Scientific Inc.	2.875%	7/24/37	EUR	2,989	3,094
Thermo Fisher Scientific Inc.	1.500%	10/1/39	EUR	1,806	1,514
Thermo Fisher Scientific Inc.	1.875%	10/1/49	EUR	4,919	4,012
Time Warner Cable LLC	5.250%	7/15/42	GBP	2,663	3,423
Toyota Motor Credit Corp.	0.625%	11/21/24	EUR	100	104
Toyota Motor Credit Corp.	0.750%	11/19/26	GBP	4,076	4,689
Toyota Motor Credit Corp.	0.125%	11/5/27	EUR	10,952	10,492
Trillium Windpower LP	5.803%	2/15/33	CAD	259	214
TWDC Enterprises 18 Corp.	2.758%	10/7/24	CAD	6,459	4,926
United Parcel Service Inc.	0.375%	11/15/23	EUR	3,339	3,503
United Parcel Service Inc.	2.125%	5/21/24	CAD	5,159	3,912
United Parcel Service Inc.	1.625%	11/15/25	EUR	5,370	5,689
United Parcel Service Inc.	1.500%	11/15/32	EUR	1,490	1,487
United Parcel Service Inc.	5.125%	2/12/50	GBP	450	758
Upjohn Finance BV	1.023%	6/23/24	EUR	3,000	3,110
Upjohn Finance BV	1.362%	6/23/27	EUR	6,610	6,430
Upjohn Finance BV	1.908%	6/23/32	EUR	7,610	6,745
US Bancorp	0.850%	6/7/24	EUR	6,699	7,001
Utah Acquisition Sub Inc.	2.250%	11/22/24	EUR	5,000	5,289
Utah Acquisition Sub Inc.	3.125%	11/22/28	EUR	2,533	2,625
Ventas Canada Finance Ltd.	2.800%	4/12/24	CAD	3,880	2,954
Ventas Canada Finance Ltd.	4.125%	9/30/24	CAD	542	422
Ventas Canada Finance Ltd.	3.300%	12/1/31	CAD	1,232	833
Verizon Communications Inc.	4.073%	6/18/24	GBP	1,355	1,752
Verizon Communications Inc.	4.050%	2/17/25	AUD	710	503
Verizon Communications Inc.	0.875%	4/2/25	EUR	2,212	2,291
Verizon Communications Inc.	3.250%	2/17/26	EUR	1,174	1,306
Verizon Communications Inc.	1.375%	10/27/26	EUR	6,759	6,978
Verizon Communications Inc.	0.875%	4/8/27	EUR	11,201	11,201
Verizon Communications Inc.	4.500%	8/17/27	AUD	6,510	4,558
Verizon Communications Inc.	2.375%	3/22/28	CAD	2,281	1,598
Verizon Communications Inc.	2.350%	3/23/28	AUD	400	245
Verizon Communications Inc.	1.375%	11/2/28	EUR	6,423	6,453
Verizon Communications Inc.	1.125%	11/3/28	GBP	11,803	13,003
Verizon Communications Inc.	0.375%	3/22/29	EUR	11,483	10,661
Verizon Communications Inc.	1.875%	10/26/29	EUR	851	872
Verizon Communications Inc.	1.250%	4/8/30	EUR	7,513	7,261
Verizon Communications Inc.	2.500%	5/16/30	CAD	2,513	1,686

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Verizon Communications Inc.	1.875%	9/19/30	GBP	2,222	2,489
Verizon Communications Inc.	2.500%	4/8/31	GBP	366	425
Verizon Communications Inc.	2.625%	12/1/31	EUR	1,191	1,264
Verizon Communications Inc.	0.875%	3/19/32	EUR	6,976	6,246
Verizon Communications Inc.	0.750%	3/22/32	EUR	6,598	5,832
Verizon Communications Inc.	1.300%	5/18/33	EUR	6,929	6,334
Verizon Communications Inc.	4.750%	2/17/34	GBP	2,000	2,775
Verizon Communications Inc.	1.125%	9/19/35	EUR	3,296	2,836
Verizon Communications Inc.	3.125%	11/2/35	GBP	1,829	2,151
Verizon Communications Inc.	3.375%	10/27/36	GBP	4,826	5,851
Verizon Communications Inc.	2.875%	1/15/38	EUR	4,385	4,521
Verizon Communications Inc.	1.875%	11/3/38	GBP	2,806	2,736
Verizon Communications Inc.	1.500%	9/19/39	EUR	2,245	1,869
Verizon Communications Inc.	3.500%	11/4/39	AUD	5,300	2,832
Verizon Communications Inc.	1.850%	5/18/40	EUR	396	346
Verizon Communications Inc.	3.625%	5/16/50	CAD	2,706	1,614
Verizon Communications Inc.	4.050%	3/22/51	CAD	788	506
VF Corp.	0.625%	9/20/23	EUR	2,437	2,567
VF Corp.	0.250%	2/25/28	EUR	677	642
Wabtec Transportation Netherlands BV	1.250%	12/3/27	EUR	2,557	2,493
Walgreens Boots Alliance Inc.	3.600%	11/20/25	GBP	599	766
Walmart Inc.	2.550%	4/8/26	EUR	857	937
Walmart Inc.	4.875%	9/21/29	EUR	4,852	6,118
Walmart Inc.	5.625%	3/27/34	GBP	6,695	10,606
Walmart Inc.	5.250%	9/28/35	GBP	452	703
Walt Disney Co.	3.057%	3/30/27	CAD	6,731	4,993
Waste Management of Canada Corp.	2.600%	9/23/26	CAD	1,753	1,286
Wells Fargo & Co.	2.250%	5/2/23	EUR	7,356	7,902
Wells Fargo & Co.	2.509%	10/27/23	CAD	4,969	3,801
Wells Fargo & Co.	0.500%	11/2/23	CHF	9,030	9,273
Wells Fargo & Co.	2.125%	12/20/23	GBP	282	349
Wells Fargo & Co.	3.184%	2/8/24	CAD	2,257	1,736
Wells Fargo & Co.	3.874%	5/21/25	CAD	1,859	1,423
Wells Fargo & Co.	1.625%	6/2/25	EUR	2,257	2,360
Wells Fargo & Co.	2.000%	7/28/25	GBP	12,365	14,941
Wells Fargo & Co.	2.000%	4/27/26	EUR	9,025	9,437
Wells Fargo & Co.	2.568%	5/1/26	CAD	2,900	2,148
Wells Fargo & Co.	2.975%	5/19/26	CAD	4,558	3,370
Wells Fargo & Co.	1.375%	10/26/26	EUR	6,002	6,085
Wells Fargo & Co.	1.000%	2/2/27	EUR	10,863	10,780
Wells Fargo & Co.	2.493%	2/18/27	CAD	3,381	2,410
Wells Fargo & Co.	1.500%	5/24/27	EUR	9,025	9,136
Wells Fargo & Co.	3.500%	9/12/29	GBP	1,955	2,429
Wells Fargo & Co.	1.741%	5/4/30	EUR	4,513	4,468
Wells Fargo & Co.	0.625%	8/14/30	EUR	3,610	3,221
Wells Fargo & Co.	4.625%	11/2/35	GBP	1,637	2,209
Wells Fargo Bank NA	5.250%	8/1/23	GBP	4,250	5,476
Welltower Inc.	4.800%	11/20/28	GBP	3,295	4,456
Welltower Inc.	4.500%	12/1/34	GBP	2,166	2,863
Westlake Chemical Corp.	1.625%	7/17/29	EUR	3,000	2,936
Whirlpool Finance Luxembourg Sarl	1.250%	11/2/26	EUR	4,829	4,897
Whirlpool Finance Luxembourg Sarl	1.100%	11/9/27	EUR	1,625	1,601
WPC Eurobond BV	2.250%	7/19/24	EUR	2,844	3,010
WPC Eurobond BV	2.250%	4/9/26	EUR	1,850	1,927
WPC Eurobond BV	2.125%	4/15/27	EUR	7,839	7,993

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
WPC Eurobond BV	1.350%	4/15/28	EUR	4,061	3,894
WPC Eurobond BV	0.950%	6/1/30	EUR	924	804
Zimmer Biomet Holdings Inc.	1.414%	12/13/22	EUR	2,663	2,828
					2,549,203
Total Corporate Bonds (Cost $21,696,901)					18,136,579
Sovereign Bonds (78.6%)
Australia (3.0%)
Australian Capital Territory	4.000%	5/22/24	AUD	2,270	1,640
Australian Capital Territory	1.250%	5/22/25	AUD	320	215
Australian Capital Territory	2.500%	5/21/26	AUD	910	627
Australian Capital Territory	3.000%	4/18/28	AUD	80	55
Australian Capital Territory	2.250%	5/22/29	AUD	4,260	2,781
Australian Capital Territory	1.750%	5/17/30	AUD	300	186
Australian Capital Territory	1.750%	10/23/31	AUD	4,120	2,483
Commonwealth of Australia	5.750%	7/15/22	AUD	26,438	18,876
Commonwealth of Australia	2.250%	11/21/22	AUD	56,707	40,296
Commonwealth of Australia	5.500%	4/21/23	AUD	45,414	33,200
Commonwealth of Australia	2.750%	4/21/24	AUD	149,050	105,789
Commonwealth of Australia	0.250%	11/21/24	AUD	174,583	116,216
Commonwealth of Australia	3.250%	4/21/25	AUD	132,834	95,177
Commonwealth of Australia	0.250%	11/21/25	AUD	139,563	90,054
Commonwealth of Australia	4.250%	4/21/26	AUD	152,303	113,187
Commonwealth of Australia	0.500%	9/21/26	AUD	128,134	81,646
Commonwealth of Australia	4.750%	4/21/27	AUD	126,911	97,107
Commonwealth of Australia	2.750%	11/21/27	AUD	103,408	72,194
Commonwealth of Australia	2.250%	5/21/28	AUD	122,262	82,781
Commonwealth of Australia	2.750%	11/21/28	AUD	112,088	77,821
Commonwealth of Australia	3.250%	4/21/29	AUD	215,734	154,304
Commonwealth of Australia	2.750%	11/21/29	AUD	112,285	77,674
Commonwealth of Australia	2.500%	5/21/30	AUD	125,935	85,283
Commonwealth of Australia	1.000%	12/21/30	AUD	135,940	80,831
Commonwealth of Australia	1.500%	6/21/31	AUD	130,949	80,653
Commonwealth of Australia	1.000%	11/21/31	AUD	128,752	75,080
Commonwealth of Australia	1.250%	5/21/32	AUD	99,898	59,185
Commonwealth of Australia	1.750%	11/21/32	AUD	72,713	44,912
Commonwealth of Australia	4.500%	4/21/33	AUD	62,483	49,588
Commonwealth of Australia	3.000%	11/21/33	AUD	62,000	43,083
Commonwealth of Australia	2.750%	6/21/35	AUD	42,131	28,152
Commonwealth of Australia	3.750%	4/21/37	AUD	37,236	27,708
Commonwealth of Australia	3.250%	6/21/39	AUD	40,328	27,992
Commonwealth of Australia	2.750%	5/21/41	AUD	41,903	26,743
Commonwealth of Australia	3.000%	3/21/47	AUD	60,111	39,114
Commonwealth of Australia	1.750%	6/21/51	AUD	64,173	31,059
National Housing Finance and Investment Corp.	2.380%	3/28/29	AUD	1,320	876
National Housing Finance and Investment Corp.	1.520%	5/27/30	AUD	4,500	2,740
National Housing Finance and Investment Corp.	1.410%	6/29/32	AUD	400	229
National Housing Finance and Investment Corp.	2.335%	6/30/36	AUD	980	582
New South Wales Treasury Corp.	1.000%	2/8/24	AUD	13,989	9,634
New South Wales Treasury Corp.	5.000%	8/20/24	AUD	14,982	11,124
New South Wales Treasury Corp.	1.250%	3/20/25	AUD	18,050	12,173

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	New South Wales Treasury Corp.	4.000%	5/20/26	AUD	4,332	3,162
	New South Wales Treasury Corp.	3.000%	5/20/27	AUD	59,103	41,343
	New South Wales Treasury Corp.	3.000%	3/20/28	AUD	44,845	31,195
	New South Wales Treasury Corp.	3.000%	11/15/28	AUD	9,025	6,270
	New South Wales Treasury Corp.	3.000%	4/20/29	AUD	17,580	12,145
	New South Wales Treasury Corp.	3.000%	2/20/30	AUD	42,253	29,011
	New South Wales Treasury Corp.	1.250%	11/20/30	AUD	1,952	1,156
	New South Wales Treasury Corp.	2.000%	3/20/31	AUD	22,087	13,812
	New South Wales Treasury Corp.	1.500%	2/20/32	AUD	33,904	19,915
	New South Wales Treasury Corp.	2.500%	11/22/32	AUD	15,000	9,642
	New South Wales Treasury Corp.	2.000%	3/8/33	AUD	23,684	14,363
	New South Wales Treasury Corp.	1.750%	3/20/34	AUD	10,000	5,751
	New South Wales Treasury Corp.	3.500%	3/20/34	AUD	246	171
	New South Wales Treasury Corp.	3.500%	11/20/37	AUD	1,876	1,281
	New South Wales Treasury Corp.	2.250%	11/20/40	AUD	7,745	4,253
	New South Wales Treasury Corp.	2.250%	5/7/41	AUD	5,500	3,007
	New South Wales Treasury Corp.	2.450%	8/24/50	AUD	69	36
	Northern Territory Treasury Corp.	2.750%	10/21/24	AUD	2,700	1,895
	Northern Territory Treasury Corp.	2.750%	4/21/27	AUD	6,500	4,482
	Northern Territory Treasury Corp.	3.500%	4/21/28	AUD	900	642
	Northern Territory Treasury Corp.	2.000%	5/21/29	AUD	5,000	3,215
	Northern Territory Treasury Corp.	3.500%	5/21/30	AUD	1,700	1,194
	Northern Territory Treasury Corp.	2.000%	4/21/31	AUD	1,500	923
	Northern Territory Treasury Corp.	3.750%	4/21/33	AUD	1,000	693
	Northern Territory Treasury Corp.	4.100%	11/21/42	AUD	500	342
[3]	Queensland Treasury Corp.	4.250%	7/21/23	AUD	22,879	16,551
[3]	Queensland Treasury Corp.	3.000%	3/22/24	AUD	6,092	4,333
	Queensland Treasury Corp.	5.750%	7/22/24	AUD	20,848	15,657
[3]	Queensland Treasury Corp.	4.750%	7/21/25	AUD	22,341	16,605
[3]	Queensland Treasury Corp.	3.250%	7/21/26	AUD	28,204	19,992
[3]	Queensland Treasury Corp.	2.750%	8/20/27	AUD	30,417	20,977
[3]	Queensland Treasury Corp.	3.250%	7/21/28	AUD	40,269	28,366
[3]	Queensland Treasury Corp.	3.250%	8/21/29	AUD	31,168	21,837
[3]	Queensland Treasury Corp.	3.500%	8/21/30	AUD	33,810	24,021
[3]	Queensland Treasury Corp.	1.250%	3/10/31	AUD	15,000	8,823
[3]	Queensland Treasury Corp.	1.750%	8/21/31	AUD	43,336	26,313
[3]	Queensland Treasury Corp.	1.500%	3/2/32	AUD	10,000	5,896
[3]	Queensland Treasury Corp.	1.500%	8/20/32	AUD	13,904	8,089
	Queensland Treasury Corp.	6.500%	3/14/33	AUD	3,746	3,337
	Queensland Treasury Corp.	2.000%	8/22/33	AUD	5,000	3,006
[3]	Queensland Treasury Corp.	1.750%	7/20/34	AUD	1,128	645
[3]	Queensland Treasury Corp.	2.250%	4/16/40	AUD	6,769	3,781
[3]	Queensland Treasury Corp.	2.250%	11/20/41	AUD	6,679	3,651
[3]	Queensland Treasury Corp.	4.200%	2/20/47	AUD	8,447	6,219
	South Australian Government Financing Authority	4.250%	11/20/23	AUD	2,257	1,636
	South Australian Government Financing Authority	2.250%	8/15/24	AUD	7,898	5,506
	South Australian Government Financing Authority	2.750%	4/16/25	AUD	4,965	3,482
	South Australian Government Financing Authority	3.000%	7/20/26	AUD	3,723	2,614
	South Australian Government Financing Authority	3.000%	9/20/27	AUD	564	394
	South Australian Government Financing Authority	3.000%	5/24/28	AUD	5,841	4,056

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	South Australian Government Financing Authority	2.750%	5/24/30	AUD	21,489	14,418
	South Australian Government Financing Authority	1.750%	5/24/32	AUD	24,586	14,737
	South Australian Government Financing Authority	2.000%	5/23/36	AUD	6,367	3,602
	Tasmanian Public Finance Corp.	3.250%	2/19/26	AUD	4,331	3,059
	Tasmanian Public Finance Corp.	3.250%	1/24/28	AUD	677	474
	Tasmanian Public Finance Corp.	2.000%	1/24/30	AUD	205	130
	Tasmanian Public Finance Corp.	2.250%	1/22/32	AUD	3,976	2,493
	Treasury Corp. of Victoria	5.500%	12/17/24	AUD	6,318	4,757
	Treasury Corp. of Victoria	0.500%	11/20/25	AUD	14,928	9,614
	Treasury Corp. of Victoria	5.500%	11/17/26	AUD	38,465	29,845
	Treasury Corp. of Victoria	1.250%	11/19/27	AUD	21,366	13,558
	Treasury Corp. of Victoria	3.000%	10/20/28	AUD	34,499	23,897
	Treasury Corp. of Victoria	2.500%	10/22/29	AUD	30,140	20,004
	Treasury Corp. of Victoria	1.500%	11/20/30	AUD	28,998	17,498
	Treasury Corp. of Victoria	1.500%	9/10/31	AUD	29,025	17,179
	Treasury Corp. of Victoria	4.250%	12/20/32	AUD	34,362	25,698
	Treasury Corp. of Victoria	2.250%	9/15/33	AUD	21,952	13,450
	Treasury Corp. of Victoria	2.250%	11/20/34	AUD	26,733	16,095
	Treasury Corp. of Victoria	2.000%	9/17/35	AUD	1,952	1,121
	Treasury Corp. of Victoria	2.000%	11/20/37	AUD	6,952	3,833
	Treasury Corp. of Victoria	2.250%	11/20/41	AUD	16,016	8,684
	Western Australian Treasury Corp.	6.000%	10/16/23	AUD	4,513	3,350
	Western Australian Treasury Corp.	2.500%	7/23/24	AUD	21,663	15,207
	Western Australian Treasury Corp.	5.000%	7/23/25	AUD	6,995	5,240
	Western Australian Treasury Corp.	3.000%	10/21/26	AUD	11,208	7,861
	Western Australian Treasury Corp.	3.000%	10/21/27	AUD	4,513	3,149
	Western Australian Treasury Corp.	3.250%	7/20/28	AUD	23,381	16,477
	Western Australian Treasury Corp.	2.750%	7/24/29	AUD	17,433	11,826
	Western Australian Treasury Corp.	1.750%	10/22/31	AUD	28,944	17,603
	Western Australian Treasury Corp.	2.000%	10/24/34	AUD	7,040	4,144
	Western Australian Treasury Corp.	2.250%	7/23/41	AUD	781	429
						2,796,168
Austria (1.0%)
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.250%	10/18/24	EUR	15,344	15,867
	Autobahnen- und Schnell- strassen-Finanzierungs AG	3.375%	9/22/25	EUR	904	1,019
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/9/29	EUR	4,061	3,852
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.125%	6/2/31	EUR	4,000	3,656
	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	6/11/32	EUR	100	115
	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	6/20/33	EUR	542	624
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/16/35	EUR	500	418
[2]	Oesterreichische Kontrollbank AG	2.625%	11/22/24	CHF	13,820	14,976
[2]	Oesterreichische Kontrollbank AG	3.200%	8/25/25	AUD	677	472
[2]	Oesterreichische Kontrollbank AG	0.000%	10/8/26	EUR	2,257	2,247
[2]	Oesterreichische Kontrollbank AG	2.875%	2/25/30	CHF	2,035	2,360
[3]	Republic of Austria	0.000%	7/15/23	EUR	11,767	12,413
[3]	Republic of Austria	1.750%	10/20/23	EUR	22,983	24,839

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Republic of Austria	0.000%	7/15/24	EUR	31,588	33,080
[3]	Republic of Austria	1.650%	10/21/24	EUR	3,065	3,341
[3]	Republic of Austria	0.000%	4/20/25	EUR	180,722	187,152
[3]	Republic of Austria	0.750%	10/20/26	EUR	76,837	80,723
[3]	Republic of Austria	0.500%	4/20/27	EUR	18,501	19,127
[3]	Republic of Austria	0.750%	2/20/28	EUR	11,282	11,728
[3]	Republic of Austria	0.500%	2/20/29	EUR	68,986	69,641
[3]	Republic of Austria	0.000%	2/20/30	EUR	3,013	2,875
[3]	Republic of Austria	0.000%	2/20/31	EUR	67,591	63,212
[3]	Republic of Austria	0.900%	2/20/32	EUR	107,290	107,174
[3]	Republic of Austria	2.400%	5/23/34	EUR	2,552	2,960
[3]	Republic of Austria	5.375%	12/1/34	CAD	735	656
[3]	Republic of Austria	0.250%	10/20/36	EUR	93,187	80,603
[3]	Republic of Austria	0.000%	10/20/40	EUR	66,127	52,573
[3]	Republic of Austria	3.150%	6/20/44	EUR	22,677	30,896
[3]	Republic of Austria	1.500%	2/20/47	EUR	24,414	24,971
[3]	Republic of Austria	0.750%	3/20/51	EUR	28,161	23,497
[3]	Republic of Austria	3.800%	1/26/62	EUR	7,900	13,078
[3]	Republic of Austria	0.700%	4/20/71	EUR	20,104	13,490
[3]	Republic of Austria	1.500%	11/2/86	EUR	11,023	9,907
[3]	Republic of Austria	2.100%	9/20/17	EUR	8,503	9,012
[3]	Republic of Austria	0.850%	6/30/20	EUR	26,996	14,957
						937,511
Belgium (1.7%)
	Kingdom of Belgium	2.250%	6/22/23	EUR	31,584	34,214
[3]	Kingdom of Belgium	0.200%	10/22/23	EUR	25,000	26,431
[3]	Kingdom of Belgium	0.500%	10/22/24	EUR	23,465	24,766
[3]	Kingdom of Belgium	0.800%	6/22/25	EUR	95,787	101,538
[3]	Kingdom of Belgium	1.000%	6/22/26	EUR	134,904	143,551
[3]	Kingdom of Belgium	0.800%	6/22/27	EUR	107,445	112,581
[3]	Kingdom of Belgium	0.000%	10/22/27	EUR	92,888	92,907
[3]	Kingdom of Belgium	0.900%	6/22/29	EUR	73,208	75,820
[3]	Kingdom of Belgium	0.100%	6/22/30	EUR	112,308	107,714
[3]	Kingdom of Belgium	1.000%	6/22/31	EUR	12,275	12,527
[3]	Kingdom of Belgium	0.000%	10/22/31	EUR	120,372	110,600
	Kingdom of Belgium	4.000%	3/28/32	EUR	18,196	23,701
[3]	Kingdom of Belgium	0.350%	6/22/32	EUR	135,000	126,452
[3]	Kingdom of Belgium	1.250%	4/22/33	EUR	3,222	3,326
[3]	Kingdom of Belgium	3.000%	6/22/34	EUR	11,669	14,159
[3]	Kingdom of Belgium	5.000%	3/28/35	EUR	2,000	2,913
[3]	Kingdom of Belgium	1.450%	6/22/37	EUR	64,771	65,081
[3]	Kingdom of Belgium	1.900%	6/22/38	EUR	57,148	61,091
[3]	Kingdom of Belgium	0.400%	6/22/40	EUR	81,546	66,511
	Kingdom of Belgium	3.750%	6/22/45	EUR	42,471	59,492
[3]	Kingdom of Belgium	1.600%	6/22/47	EUR	9,889	9,631
[3]	Kingdom of Belgium	1.700%	6/22/50	EUR	43,791	43,208
[3]	Kingdom of Belgium	1.400%	6/22/53	EUR	84,731	76,383
[3]	Kingdom of Belgium	2.250%	6/22/57	EUR	7,040	7,833
[3]	Kingdom of Belgium	2.150%	6/22/66	EUR	4,899	5,303
[3]	Kingdom of Belgium	0.650%	6/22/71	EUR	49,657	29,400
	Ministeries Van de Vlaamse Gemeenschap	0.375%	10/13/26	EUR	2,300	2,352
	Ministeries Van de Vlaamse Gemeenschap	0.010%	6/23/27	EUR	200	199
	Ministeries Van de Vlaamse Gemeenschap	1.000%	10/13/36	EUR	4,800	4,574
	Ministeries Van de Vlaamse Gemeenschap	1.500%	7/12/38	EUR	1,400	1,374
	Ministeries Van de Vlaamse Gemeenschap	1.875%	6/2/42	EUR	1,600	1,624

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Ministeries Van de Vlaamse Gemeenschap	1.500%	4/11/44	EUR	3,100	2,912
Ministeries Van de Vlaamse Gemeenschap	1.000%	1/23/51	EUR	7,500	5,994
Region Wallonne Belgium	0.050%	6/22/25	EUR	3,900	3,997
Region Wallonne Belgium	0.250%	5/3/26	EUR	16,900	17,251
Region Wallonne Belgium	0.500%	4/8/30	EUR	5,900	5,712
Region Wallonne Belgium	0.375%	10/22/31	EUR	2,600	2,405
Region Wallonne Belgium	1.250%	5/3/34	EUR	12,300	12,053
Region Wallonne Belgium	0.500%	6/22/37	EUR	7,000	5,844
Region Wallonne Belgium	1.050%	6/22/40	EUR	3,000	2,617
Region Wallonne Belgium	0.650%	1/16/51	EUR	4,400	3,037
Region Wallonne Belgium	1.250%	6/22/71	EUR	2,600	1,823
					1,510,901
Bulgaria (0.0%)
Republic of Bulgaria	2.950%	9/3/24	EUR	282	308
Republic of Bulgaria	2.625%	3/26/27	EUR	1,355	1,473
Republic of Bulgaria	3.000%	3/21/28	EUR	11,284	12,420
Republic of Bulgaria	3.125%	3/26/35	EUR	4,257	4,476
Republic of Bulgaria	1.375%	9/23/50	EUR	3,159	2,184
					20,861
Canada (4.9%)
British Columbia Municipal Finance Authority	2.800%	12/3/23	CAD	2,765	2,156
British Columbia Municipal Finance Authority	2.150%	6/3/24	CAD	2,433	1,865
British Columbia Municipal Finance Authority	2.950%	10/14/24	CAD	2,701	2,101
British Columbia Municipal Finance Authority	1.100%	6/1/25	CAD	2,708	1,990
British Columbia Municipal Finance Authority	2.650%	10/2/25	CAD	5,333	4,096
British Columbia Municipal Finance Authority	2.500%	4/19/26	CAD	2,240	1,698
British Columbia Municipal Finance Authority	1.350%	6/30/26	CAD	1,196	867
British Columbia Municipal Finance Authority	3.050%	10/23/28	CAD	3,439	2,624
British Columbia Municipal Finance Authority	2.550%	10/9/29	CAD	1,640	1,196
British Columbia Municipal Finance Authority	2.300%	4/15/31	CAD	1,988	1,396
Canada	0.250%	5/1/23	CAD	80,479	61,240
Canada	1.500%	6/1/23	CAD	10,024	7,716
Canada	8.000%	6/1/23	CAD	497	409
Canada	0.250%	8/1/23	CAD	67,577	51,127
Canada	2.000%	9/1/23	CAD	23,641	18,267
Canada	0.500%	11/1/23	CAD	85,105	64,234
Canada	0.750%	2/1/24	CAD	46,380	34,931
Canada	2.250%	3/1/24	CAD	12,995	10,046
Canada	0.250%	4/1/24	CAD	41,300	30,712
Canada	2.500%	6/1/24	CAD	2,885	2,238
Canada	1.500%	9/1/24	CAD	37,129	28,137
Canada	0.750%	10/1/24	CAD	80,000	59,452
Canada	1.250%	3/1/25	CAD	65,060	48,604
Canada	1.500%	4/1/25	CAD	92,000	69,155
Canada	2.250%	6/1/25	CAD	2,100	1,611
Canada	9.000%	6/1/25	CAD	5,416	4,990

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Canada	0.500%	9/1/25	CAD	56,399	40,775
	Canada	0.250%	3/1/26	CAD	65,865	46,630
	Canada	1.500%	6/1/26	CAD	1,910	1,416
	Canada	1.000%	9/1/26	CAD	20,087	14,514
	Canada	1.250%	3/1/27	CAD	60,057	43,540
	Canada	1.000%	6/1/27	CAD	19,982	14,279
	Canada	8.000%	6/1/27	CAD	2,301	2,234
	Canada	2.000%	6/1/28	CAD	90,400	67,358
	Canada	2.250%	6/1/29	CAD	1,513	1,136
	Canada	5.750%	6/1/29	CAD	18,224	16,838
	Canada	1.250%	6/1/30	CAD	72,125	49,642
	Canada	0.500%	12/1/30	CAD	82,677	52,749
	Canada	1.500%	6/1/31	CAD	108,667	75,279
	Canada	1.500%	12/1/31	CAD	92,122	63,423
	Canada	2.000%	6/1/32	CAD	64,100	45,936
	Canada	5.750%	6/1/33	CAD	50,165	49,348
	Canada	5.000%	6/1/37	CAD	49,206	47,922
	Canada	4.000%	6/1/41	CAD	47,312	42,656
	Canada	3.500%	12/1/45	CAD	26,546	22,897
	Canada	2.750%	12/1/48	CAD	25,058	19,251
	Canada	2.000%	12/1/51	CAD	121,991	79,686
	Canada	1.750%	12/1/53	CAD	63,568	38,603
	Canada	2.750%	12/1/64	CAD	26,336	19,990
[3]	Canada Housing Trust No 1	2.450%	12/15/31	CAD	13,000	9,342
[3]	Canada Housing Trust No. 1	2.350%	6/15/23	CAD	35,100	27,291
[3]	Canada Housing Trust No. 1	2.350%	9/15/23	CAD	54,980	43,126
[3]	Canada Housing Trust No. 1	3.150%	9/15/23	CAD	9,600	7,610
[3]	Canada Housing Trust No. 1	2.550%	12/15/23	CAD	38,480	29,903
[3]	Canada Housing Trust No. 1	2.900%	6/15/24	CAD	60,205	46,895
[3]	Canada Housing Trust No. 1	1.800%	12/15/24	CAD	33,315	25,171
[3]	Canada Housing Trust No. 1	2.550%	3/15/25	CAD	24,005	18,416
[3]	Canada Housing Trust No. 1	0.950%	6/15/25	CAD	37,825	27,578
[3]	Canada Housing Trust No. 1	1.950%	12/15/25	CAD	41,410	31,071
[3]	Canada Housing Trust No. 1	2.250%	12/15/25	CAD	9,810	7,439
[3]	Canada Housing Trust No. 1	1.250%	6/15/26	CAD	42,980	31,255
[3]	Canada Housing Trust No. 1	1.900%	9/15/26	CAD	22,290	16,561
[3]	Canada Housing Trust No. 1	1.100%	12/15/26	CAD	20,005	14,249
[3]	Canada Housing Trust No. 1	1.550%	12/15/26	CAD	13,225	9,616
[3]	Canada Housing Trust No. 1	2.350%	6/15/27	CAD	32,430	24,383
[3]	Canada Housing Trust No. 1	2.350%	3/15/28	CAD	9,445	7,044
[3]	Canada Housing Trust No. 1	2.650%	3/15/28	CAD	43,925	33,303
[3]	Canada Housing Trust No. 1	2.650%	12/15/28	CAD	12,015	9,051
[3]	Canada Housing Trust No. 1	2.100%	9/15/29	CAD	17,085	12,305
[3]	Canada Housing Trust No. 1	1.750%	6/15/30	CAD	33,525	23,197
[3]	Canada Housing Trust No. 1	1.100%	3/15/31	CAD	21,075	13,569
[3]	Canada Housing Trust No. 1	1.400%	3/15/31	CAD	15,395	10,186
[3]	Canada Housing Trust No. 1	1.900%	3/15/31	CAD	11,395	7,877
[3]	Canada Housing Trust No. 1	1.600%	12/15/31	CAD	15,160	10,120
[3]	Canada Housing Trust No. 1	2.150%	12/15/31	CAD	15,840	11,084
	Canada Post Corp.	4.080%	7/16/25	CAD	4,020	3,227
	Canada Post Corp.	4.360%	7/16/40	CAD	1,648	1,425
[3]	CDP Financial Inc.	1.125%	4/6/27	EUR	131,500	135,982
	City of Montreal	3.500%	9/1/23	CAD	3,363	2,642
	City of Montreal	3.500%	9/1/24	CAD	380	299
	City of Montreal	3.000%	9/1/25	CAD	3,159	2,438

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	City of Montreal	3.000%	9/1/27	CAD	2,257	1,729
	City of Montreal	3.150%	9/1/28	CAD	2,677	2,040
	City of Montreal	2.300%	9/1/29	CAD	2,043	1,464
	City of Montreal	1.750%	9/1/30	CAD	3,219	2,166
	City of Montreal	2.000%	9/1/31	CAD	5,198	3,501
	City of Montreal	4.250%	12/1/32	CAD	2,000	1,606
	City of Montreal	4.100%	12/1/34	CAD	1,443	1,139
	City of Montreal	3.150%	12/1/36	CAD	2,701	1,895
	City of Montreal	3.500%	12/1/38	CAD	4,008	2,921
	City of Montreal	2.400%	12/1/41	CAD	2,715	1,645
	City of Montreal	6.000%	6/1/43	CAD	1,831	1,811
	CPPIB Capital Inc.	0.375%	7/25/23	GBP	1,670	2,060
	CPPIB Capital Inc.	0.375%	6/20/24	EUR	15,341	15,967
	CPPIB Capital Inc.	0.250%	4/6/27	EUR	6,950	6,892
	CPPIB Capital Inc.	1.250%	12/7/27	GBP	5,000	5,965
	CPPIB Capital Inc.	3.000%	6/15/28	CAD	3,597	2,750
	CPPIB Capital Inc.	0.875%	2/6/29	EUR	8,383	8,397
	CPPIB Capital Inc.	1.950%	9/30/29	CAD	6,692	4,698
	CPPIB Capital Inc.	1.125%	12/14/29	GBP	8,000	9,262
	CPPIB Capital Inc.	0.050%	2/24/31	EUR	5,000	4,511
	CPPIB Capital Inc.	1.500%	3/4/33	EUR	6,883	6,922
	CPPIB Capital Inc.	0.250%	1/18/41	EUR	7,538	5,682
	CPPIB Capital Inc.	0.750%	7/15/49	EUR	2,077	1,640
	CPPIB Capital Inc.	1.625%	10/22/71	GBP	3,000	2,714
	Export Development Canada	2.800%	5/31/23	AUD	3,170	2,249
	Export Development Canada	1.375%	12/8/23	GBP	4,513	5,624
	Export Development Canada	1.650%	7/31/24	CAD	1,885	1,429
	Financement-Quebec	5.250%	6/1/34	CAD	5,127	4,585
	First Nations Finance Authority	3.050%	6/1/28	CAD	467	357
	First Nations Finance Authority	1.710%	6/16/30	CAD	1,510	1,022
	First Nations Finance Authority	2.850%	6/1/32	CAD	3,600	2,592
	Government of the Northwest Territories	2.200%	9/29/51	CAD	452	242
	Greater Sudbury Canada	2.416%	3/12/50	CAD	393	223
	Hydro-Quebec	2.000%	9/1/28	CAD	3,700	2,663
	Hydro-Quebec	6.000%	8/15/31	CAD	4,193	3,884
	Hydro-Quebec	6.500%	1/16/35	CAD	1,875	1,858
	Hydro-Quebec	6.500%	2/15/35	CAD	12,654	12,668
	Hydro-Quebec	6.000%	2/15/40	CAD	12,890	12,879
	Hydro-Quebec	5.000%	2/15/45	CAD	18,712	17,159
	Hydro-Quebec	5.000%	2/15/50	CAD	24,854	23,295
	Hydro-Quebec	4.000%	2/15/55	CAD	25,041	20,331
	Hydro-Quebec	2.100%	2/15/60	CAD	29,037	15,002
[3]	Labrador-Island Link Funding Trust	3.760%	6/1/33	CAD	3,812	2,999
[3]	Labrador-Island Link Funding Trust	3.860%	12/1/45	CAD	3,011	2,403
[3]	Labrador-Island Link Funding Trust	3.850%	12/1/53	CAD	3,039	2,453
	Maritime Link Financing Trust	3.500%	12/1/52	CAD	3,634	2,738
	Municipal Finance Authority of British Columbia	3.300%	4/8/32	CAD	1,800	1,355
	Municipal Finance Authority of British Columbia	2.500%	9/27/41	CAD	1,074	675
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.630%	6/1/29	CAD	2,392	1,891
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.830%	6/1/37	CAD	1,850	1,474
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.860%	12/1/48	CAD	4,382	3,489

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.382%	6/1/57	CAD	2,000	1,488
	New Brunswick F-M Project Co. Inc.	6.470%	11/30/27	CAD	121	100
	Newfoundland & Labrador Hydro	6.650%	8/27/31	CAD	904	855
	Newfoundland & Labrador Hydro	3.600%	12/1/45	CAD	1,655	1,188
	OMERS Finance Trust	0.450%	5/13/25	EUR	6,092	6,252
	OMERS Finance Trust	1.550%	4/21/27	CAD	2,753	1,959
	OMERS Finance Trust	2.600%	5/14/29	CAD	2,755	2,004
[3]	OMERS Finance Trust	2.600%	5/14/29	CAD	1,275	927
	Ontario Electricity Financial Corp.	8.250%	6/22/26	CAD	6,333	5,862
	Ontario Electricity Financial Corp.	0.000%	4/11/31	CAD	1,600	893
	Ontario Infrastructure & Lands Corp.	4.700%	6/1/37	CAD	809	675
	Ontario School Boards Financing Corp.	5.483%	11/26/29	CAD	15	12
	Ontario Teachers Finance Trust	0.500%	5/6/25	EUR	29,112	29,997
	Ontario Teachers Finance Trust	0.100%	5/19/28	EUR	5,000	4,800
[3]	Ontario Teachers Finance Trust	1.850%	5/3/32	EUR	48,000	49,730
	Ontario Teachers Finance Trust	0.900%	5/20/41	EUR	7,730	6,476
	OPB Finance Trust	2.950%	2/2/26	CAD	13,087	9,998
	OPB Finance Trust	2.980%	1/25/27	CAD	2,250	1,703
	Ottawa Ontario	4.600%	7/14/42	CAD	857	722
	Ottawa Ontario	3.250%	11/10/47	CAD	1,104	752
	Ottawa Ontario	3.100%	7/27/48	CAD	1,720	1,134
	Ottawa Ontario	2.500%	5/11/51	CAD	2,469	1,426
	Ottawa Ontario	4.200%	7/30/53	CAD	1,150	924
	Province of Alberta	2.650%	9/1/23	CAD	4,965	3,861
	Province of Alberta	3.400%	12/1/23	CAD	4,755	3,739
	Province of Alberta	3.100%	6/1/24	CAD	10,910	8,542
	Province of Alberta	0.625%	4/18/25	EUR	4,783	4,958
	Province of Alberta	2.350%	6/1/25	CAD	14,188	10,791
	Province of Alberta	0.625%	1/16/26	EUR	2,301	2,366
	Province of Alberta	2.200%	6/1/26	CAD	12,425	9,312
	Province of Alberta	3.100%	12/14/26	AUD	948	649
	Province of Alberta	2.550%	6/1/27	CAD	20,159	15,188
	Province of Alberta	3.600%	4/11/28	AUD	85	58
	Province of Alberta	2.900%	12/1/28	CAD	11,131	8,424
	Province of Alberta	0.375%	2/7/29	CHF	10,000	9,718
	Province of Alberta	1.403%	2/20/29	SEK	60,000	5,677
	Province of Alberta	2.900%	9/20/29	CAD	6,641	4,980
	Province of Alberta	2.050%	6/1/30	CAD	30,146	21,054
	Province of Alberta	1.650%	6/1/31	CAD	11,941	7,908
	Province of Alberta	3.500%	6/1/31	CAD	4,377	3,410
	Province of Alberta	3.900%	12/1/33	CAD	6,696	5,304
	Province of Alberta	4.500%	12/1/40	CAD	2,257	1,911
	Province of Alberta	3.450%	12/1/43	CAD	8,609	6,357
	Province of Alberta	3.300%	12/1/46	CAD	18,338	13,143
	Province of Alberta	3.050%	12/1/48	CAD	24,844	17,008
	Province of Alberta	3.100%	6/1/50	CAD	37,950	26,195
	Province of Alberta	2.950%	6/1/52	CAD	10,500	7,129
	Province of British Columbia	3.300%	12/18/23	CAD	11,907	9,350
	Province of British Columbia	4.250%	11/27/24	AUD	1,590	1,144
	Province of British Columbia	2.850%	6/18/25	CAD	17,521	13,538
	Province of British Columbia	2.300%	6/18/26	CAD	8,769	6,598
	Province of British Columbia	2.550%	6/18/27	CAD	13,343	10,060
	Province of British Columbia	2.950%	12/18/28	CAD	11,307	8,589
	Province of British Columbia	5.700%	6/18/29	CAD	6,127	5,446

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of British Columbia	2.200%	6/18/30	CAD	18,526	13,094
Province of British Columbia	1.550%	6/18/31	CAD	11,745	7,712
Province of British Columbia	6.350%	6/18/31	CAD	6,769	6,444
Province of British Columbia	5.400%	6/18/35	CAD	3,000	2,736
Province of British Columbia	4.700%	6/18/37	CAD	3,141	2,702
Province of British Columbia	4.950%	6/18/40	CAD	5,836	5,211
Province of British Columbia	4.300%	6/18/42	CAD	14,292	11,892
Province of British Columbia	3.200%	6/18/44	CAD	16,372	11,616
Province of British Columbia	2.800%	6/18/48	CAD	19,632	12,833
Province of British Columbia	4.900%	6/18/48	CAD	1,355	1,246
Province of British Columbia	2.950%	6/18/50	CAD	23,382	15,639
Province of British Columbia	2.750%	6/18/52	CAD	21,140	13,613
Province of Manitoba	2.550%	6/2/23	CAD	11,272	8,762
Province of Manitoba	3.300%	6/2/24	CAD	2,855	2,238
Province of Manitoba	4.250%	3/3/25	AUD	452	325
Province of Manitoba	2.450%	6/2/25	CAD	10,749	8,197
Province of Manitoba	4.400%	9/5/25	CAD	3,069	2,484
Province of Manitoba	2.550%	6/2/26	CAD	8,574	6,506
Province of Manitoba	2.600%	6/2/27	CAD	6,860	5,174
Province of Manitoba	3.000%	6/2/28	CAD	4,790	3,654
Province of Manitoba	2.750%	6/2/29	CAD	4,422	3,288
Province of Manitoba	3.250%	9/5/29	CAD	2,125	1,630
Province of Manitoba	2.050%	6/2/30	CAD	9,020	6,280
Province of Manitoba	6.300%	3/5/31	CAD	432	403
Province of Manitoba	2.050%	6/2/31	CAD	9,802	6,698
Province of Manitoba	5.700%	3/5/37	CAD	1,355	1,270
Province of Manitoba	4.600%	3/5/38	CAD	2,562	2,158
Province of Manitoba	4.650%	3/5/40	CAD	1,806	1,535
Province of Manitoba	4.100%	3/5/41	CAD	3,057	2,438
Province of Manitoba	4.400%	3/5/42	CAD	2,934	2,431
Province of Manitoba	3.350%	3/5/43	CAD	1,504	1,078
Province of Manitoba	4.050%	9/5/45	CAD	3,957	3,147
Province of Manitoba	2.850%	9/5/46	CAD	7,758	5,041
Province of Manitoba	3.400%	9/5/48	CAD	8,491	6,088
Province of Manitoba	3.200%	3/5/50	CAD	12,521	8,636
Province of Manitoba	4.700%	3/5/50	CAD	738	652
Province of Manitoba	2.050%	9/5/52	CAD	6,982	3,698
Province of Manitoba	3.150%	9/5/52	CAD	3,701	2,517
Province of Manitoba	3.800%	9/5/53	CAD	1,100	838
Province of Manitoba	3.450%	3/5/63	CAD	1,623	1,158
Province of New Brunswick	2.850%	6/2/23	CAD	4,513	3,519
Province of New Brunswick	3.650%	6/3/24	CAD	4,965	3,918
Province of New Brunswick	1.800%	8/14/25	CAD	2,800	2,092
Province of New Brunswick	2.600%	8/14/26	CAD	4,513	3,427
Province of New Brunswick	2.350%	8/14/27	CAD	4,466	3,317
Province of New Brunswick	3.100%	8/14/28	CAD	3,726	2,850
Province of New Brunswick	2.550%	8/14/31	CAD	2,100	1,495
Province of New Brunswick	5.500%	1/27/34	CAD	1,806	1,627
Province of New Brunswick	4.550%	3/26/37	CAD	3,159	2,644
Province of New Brunswick	4.800%	9/26/39	CAD	1,093	944
Province of New Brunswick	4.800%	6/3/41	CAD	1,350	1,176
Province of New Brunswick	3.550%	6/3/43	CAD	4,418	3,252
Province of New Brunswick	3.800%	8/14/45	CAD	5,371	4,101
Province of New Brunswick	3.100%	8/14/48	CAD	7,437	5,035
Province of New Brunswick	3.050%	8/14/50	CAD	8,253	5,503

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of New Brunswick	2.900%	8/14/52	CAD	2,149	1,392
Province of New Brunswick	3.550%	6/3/55	CAD	900	664
Province of Newfoundland and Labrador	2.300%	6/2/25	CAD	3,957	3,000
Province of Newfoundland and Labrador	3.000%	6/2/26	CAD	4,513	3,479
Province of Newfoundland and Labrador	1.250%	6/2/27	CAD	1,700	1,194
Province of Newfoundland and Labrador	6.150%	4/17/28	CAD	452	401
Province of Newfoundland and Labrador	2.850%	6/2/28	CAD	6,769	5,108
Province of Newfoundland and Labrador	2.850%	6/2/29	CAD	3,486	2,608
Province of Newfoundland and Labrador	1.750%	6/2/30	CAD	6,794	4,571
Province of Newfoundland and Labrador	2.050%	6/2/31	CAD	3,945	2,658
Province of Newfoundland and Labrador	5.700%	10/17/35	CAD	452	411
Province of Newfoundland and Labrador	4.650%	10/17/40	CAD	2,412	1,993
Province of Newfoundland and Labrador	3.300%	10/17/46	CAD	7,562	5,159
Province of Newfoundland and Labrador	3.700%	10/17/48	CAD	5,521	4,029
Province of Newfoundland and Labrador	2.650%	10/17/50	CAD	8,813	5,225
Province of Newfoundland and Labrador	3.150%	12/2/52	CAD	2,235	1,463
Province of Nova Scotia	2.100%	6/1/27	CAD	3,616	2,663
Province of Nova Scotia	1.100%	6/1/28	CAD	5,000	3,413
Province of Nova Scotia	2.000%	9/1/30	CAD	7,802	5,381
Province of Nova Scotia	2.400%	12/1/31	CAD	2,100	1,470
Province of Nova Scotia	6.600%	12/1/31	CAD	9	9
Province of Nova Scotia	5.800%	6/1/33	CAD	904	828
Province of Nova Scotia	4.500%	6/1/37	CAD	2,257	1,880
Province of Nova Scotia	4.700%	6/1/41	CAD	2,857	2,461
Province of Nova Scotia	4.400%	6/1/42	CAD	4,584	3,808
Province of Nova Scotia	3.450%	6/1/45	CAD	2,155	1,562
Province of Nova Scotia	3.150%	12/1/51	CAD	9,347	6,421
Province of Nova Scotia	3.500%	6/2/62	CAD	3,800	2,736
Province of Ontario	2.850%	6/2/23	CAD	46,915	36,593
Province of Ontario	2.600%	9/8/23	CAD	19,298	15,000
Province of Ontario	7.500%	2/7/24	CAD	1,160	974
Province of Ontario	1.875%	5/21/24	EUR	2,257	2,421
Province of Ontario	3.500%	6/2/24	CAD	47,540	37,434
Province of Ontario	0.375%	6/14/24	EUR	10,921	11,357
Province of Ontario	4.250%	8/22/24	AUD	455	328
Province of Ontario	2.300%	9/8/24	CAD	13,796	10,577
Province of Ontario	0.875%	1/21/25	EUR	2,257	2,362
Province of Ontario	2.650%	2/5/25	CAD	14,937	11,502
Province of Ontario	0.625%	4/17/25	EUR	6,147	6,367
Province of Ontario	2.600%	6/2/25	CAD	53,376	40,899
Province of Ontario	3.100%	8/26/25	AUD	905	629
Province of Ontario	1.750%	9/8/25	CAD	36,588	27,328
Province of Ontario	2.400%	6/2/26	CAD	30,182	22,786
Province of Ontario	1.350%	9/8/26	CAD	11,079	8,009
Province of Ontario	3.500%	1/27/27	AUD	455	315
Province of Ontario	1.850%	2/1/27	CAD	12,792	9,392
Province of Ontario	0.375%	4/8/27	EUR	857	854
Province of Ontario	2.600%	6/2/27	CAD	33,619	25,382
Province of Ontario	7.600%	6/2/27	CAD	6,769	6,336
Province of Ontario	1.050%	9/8/27	CAD	9,386	6,519
Province of Ontario	2.900%	6/2/28	CAD	34,603	26,276
Province of Ontario	6.500%	3/8/29	CAD	7,473	6,914
Province of Ontario	2.700%	6/2/29	CAD	50,614	37,564
Province of Ontario	0.250%	6/28/29	CHF	5,175	4,962
Province of Ontario	1.550%	11/1/29	CAD	19,286	13,127

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Ontario	2.050%	6/2/30	CAD	41,656	29,043
Province of Ontario	0.010%	11/25/30	EUR	27,614	24,911
Province of Ontario	1.350%	12/2/30	CAD	22,931	14,964
Province of Ontario	2.150%	6/2/31	CAD	50,535	34,934
Province of Ontario	6.200%	6/2/31	CAD	5,867	5,486
Province of Ontario	0.250%	6/9/31	EUR	7,500	6,811
Province of Ontario	2.250%	12/2/31	CAD	21,065	14,660
Province of Ontario	5.850%	3/8/33	CAD	12,162	11,265
Province of Ontario	5.600%	6/2/35	CAD	21,599	19,978
Province of Ontario	4.700%	6/2/37	CAD	38,105	32,678
Province of Ontario	4.600%	6/2/39	CAD	35,612	30,316
Province of Ontario	4.650%	6/2/41	CAD	56,670	48,939
Province of Ontario	3.500%	6/2/43	CAD	36,787	27,327
Province of Ontario	3.450%	6/2/45	CAD	59,898	43,872
Province of Ontario	2.900%	12/2/46	CAD	53,832	35,817
Province of Ontario	2.800%	6/2/48	CAD	47,762	31,077
Province of Ontario	2.900%	6/2/49	CAD	52,143	34,468
Province of Ontario	2.650%	12/2/50	CAD	57,130	35,701
Province of Ontario	1.900%	12/2/51	CAD	44,161	23,028
Province of Ontario	2.550%	12/2/52	CAD	24,770	15,116
Province of Prince Edward Island	3.650%	6/27/42	CAD	1,222	897
Province of Prince Edward Island	2.650%	12/1/51	CAD	1,185	716
Province of Prince Edward Island	3.600%	1/17/53	CAD	1,352	985
Province of Quebec	2.250%	7/17/23	EUR	6,092	6,562
Province of Quebec	3.000%	9/1/23	CAD	24,353	19,034
Province of Quebec	1.500%	12/15/23	GBP	3,610	4,503
Province of Quebec	2.375%	1/22/24	EUR	452	489
Province of Quebec	2.250%	2/22/24	CAD	4,047	3,126
Province of Quebec	3.750%	9/1/24	CAD	16,542	13,112
Province of Quebec	0.875%	1/15/25	EUR	5,100	5,340
Province of Quebec	4.200%	3/10/25	AUD	681	489
Province of Quebec	5.350%	6/1/25	CAD	10,257	8,495
Province of Quebec	2.600%	7/6/25	CAD	2,724	2,090
Province of Quebec	2.750%	9/1/25	CAD	24,168	18,609
Province of Quebec	8.500%	4/1/26	CAD	4,513	4,192
Province of Quebec	3.700%	5/20/26	AUD	247	174
Province of Quebec	2.500%	9/1/26	CAD	21,523	16,314
Province of Quebec	1.850%	2/13/27	CAD	2,837	2,088
Province of Quebec	0.875%	5/4/27	EUR	15,749	16,112
Province of Quebec	2.750%	9/1/27	CAD	23,433	17,805
Province of Quebec	0.875%	7/5/28	EUR	18,714	18,850
Province of Quebec	2.750%	9/1/28	CAD	20,596	15,511
Province of Quebec	2.300%	9/1/29	CAD	23,414	16,910
Province of Quebec	6.000%	10/1/29	CAD	6,769	6,130
Province of Quebec	1.900%	9/1/30	CAD	38,940	26,788
Province of Quebec	0.000%	10/29/30	EUR	14,893	13,439
Province of Quebec	0.250%	5/5/31	EUR	11,500	10,486
Province of Quebec	2.100%	5/27/31	CAD	15,300	10,589
Province of Quebec	1.500%	9/1/31	CAD	49,876	32,523
Province of Quebec	6.250%	6/1/32	CAD	9,735	9,277
Province of Quebec	5.750%	12/1/36	CAD	13,846	13,173
Province of Quebec	5.000%	12/1/38	CAD	17,629	15,722
Province of Quebec	5.000%	12/1/41	CAD	32,890	29,761
Province of Quebec	4.250%	12/1/43	CAD	25,148	20,885
Province of Quebec	3.500%	12/1/45	CAD	35,296	26,180

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Quebec	3.500%	12/1/48	CAD	42,842	31,849
Province of Quebec	3.100%	12/1/51	CAD	49,221	33,886
Province of Quebec	2.850%	12/1/53	CAD	38,487	25,154
Province of Saskatchewan	3.200%	6/3/24	CAD	7,288	5,701
Province of Saskatchewan	0.800%	9/2/25	CAD	4,785	3,454
Province of Saskatchewan	2.550%	6/2/26	CAD	4,569	3,469
Province of Saskatchewan	2.650%	6/2/27	CAD	6,513	4,926
Province of Saskatchewan	3.050%	12/2/28	CAD	6,406	4,882
Province of Saskatchewan	5.750%	3/5/29	CAD	2,708	2,401
Province of Saskatchewan	2.200%	6/2/30	CAD	4,799	3,388
Province of Saskatchewan	2.150%	6/2/31	CAD	7,388	5,101
Province of Saskatchewan	5.000%	3/5/37	CAD	47	42
Province of Saskatchewan	4.750%	6/1/40	CAD	3,339	2,893
Province of Saskatchewan	3.400%	2/3/42	CAD	3,057	2,195
Province of Saskatchewan	3.900%	6/2/45	CAD	5,201	4,079
Province of Saskatchewan	2.750%	12/2/46	CAD	8,405	5,411
Province of Saskatchewan	3.300%	6/2/48	CAD	8,035	5,721
Province of Saskatchewan	3.100%	6/2/50	CAD	12,475	8,516
Province of Saskatchewan	2.800%	12/2/52	CAD	4,964	3,192
Province of Saskatchewan	3.750%	3/5/54	CAD	1,713	1,324
Province of Saskatchewan	2.950%	6/2/58	CAD	1,764	1,133
PSP Capital Inc.	2.090%	11/22/23	CAD	1,806	1,392
PSP Capital Inc.	3.290%	4/4/24	CAD	8,947	7,011
PSP Capital Inc.	3.000%	11/5/25	CAD	2,783	2,157
PSP Capital Inc.	0.900%	6/15/26	CAD	2,000	1,424
PSP Capital Inc.	1.500%	3/15/28	CAD	7,700	5,429
PSP Capital Inc.	2.050%	1/15/30	CAD	8,228	5,800
Regional Municipality of Peel Ontario	5.100%	6/29/40	CAD	3,150	2,781
Regional Municipality of Peel Ontario	2.500%	6/16/51	CAD	1,596	901
Regional Municipality of York	2.600%	12/15/25	CAD	2,257	1,724
Regional Municipality of York	2.500%	6/2/26	CAD	1,355	1,028
Regional Municipality of York	2.350%	6/9/27	CAD	1	1
Regional Municipality of York	1.700%	5/27/30	CAD	1,339	909
Regional Municipality of York	2.150%	6/22/31	CAD	1,852	1,275
Regional Municipality of York	4.000%	5/31/32	CAD	677	536
Regional Municipality of York	3.650%	5/13/33	CAD	1,399	1,073
Regional Municipality of York	4.050%	5/1/34	CAD	1,484	1,165
Royal Office Finance LP	5.209%	11/12/37	CAD	2,262	1,904
South Coast British Columbia Transportation Authority	3.050%	6/4/25	CAD	2,420	1,877
South Coast British Columbia Transportation Authority	3.250%	11/23/28	CAD	1,300	1,001
South Coast British Columbia Transportation Authority	3.150%	11/16/48	CAD	4,240	2,822
South Coast British Columbia Transportation Authority	2.650%	10/29/50	CAD	447	265
TCHC Issuer Trust	5.395%	2/22/40	CAD	938	838
Toronto Canada	3.900%	9/29/23	CAD	2,136	1,689
Toronto Canada	2.450%	2/6/25	CAD	2,508	1,915
Toronto Canada	2.400%	6/7/27	CAD	2,289	1,715
Toronto Canada	2.650%	11/9/29	CAD	2,466	1,811
Toronto Canada	2.950%	4/28/35	CAD	2,821	1,987
Toronto Canada	3.500%	6/2/36	CAD	2,000	1,490
Toronto Canada	2.600%	9/24/39	CAD	500	319
Toronto Canada	5.200%	6/1/40	CAD	552	489
Toronto Canada	2.150%	8/25/40	CAD	2,678	1,588

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Toronto Canada	4.700%	6/10/41	CAD	904	767
	Toronto Canada	2.850%	11/23/41	CAD	500	328
	Toronto Canada	3.800%	12/13/42	CAD	1,212	914
	Toronto Canada	4.150%	3/10/44	CAD	2,225	1,759
	Toronto Canada	3.250%	6/24/46	CAD	1,806	1,225
	Toronto Canada	3.200%	8/1/48	CAD	823	553
	Toronto Canada	2.800%	11/22/49	CAD	2,687	1,671
	Toronto Canada	2.900%	4/29/51	CAD	2,993	1,901
	Vancouver Canada	3.700%	10/18/52	CAD	578	427
	Winnipeg Canada	4.100%	6/1/45	CAD	752	594
	Winnipeg Canada	4.300%	11/15/51	CAD	2,377	1,946
						4,502,836
Chile (0.1%)
[3]	Bonos de la Tesoreria de la Republica en pesos	5.800%	6/1/24	CLP	8,175,000	9,207
	Bonos de la Tesoreria de la Republica en pesos	2.500%	3/1/25	CLP	13,250,000	13,680
	Bonos de la Tesoreria de la Republica en pesos	4.500%	3/1/26	CLP	18,945,000	20,464
[3]	Bonos de la Tesoreria de la Republica en pesos	5.000%	10/1/28	CLP	10,500,000	11,188
[3]	Bonos de la Tesoreria de la Republica en pesos	4.700%	9/1/30	CLP	18,650,000	18,984
	Bonos de la Tesoreria de la Republica en pesos	5.000%	3/1/35	CLP	10,755,000	10,918
	Bonos de la Tesoreria de la Republica en pesos	6.000%	1/1/43	CLP	15,590,000	17,419
	Republic of Chile	1.625%	1/30/25	EUR	2,536	2,678
	Republic of Chile	0.100%	1/26/27	EUR	5,762	5,516
	Republic of Chile	1.440%	2/1/29	EUR	2,031	2,012
	Republic of Chile	0.830%	7/2/31	EUR	4,984	4,484
	Republic of Chile	1.300%	7/26/36	EUR	6,254	5,348
	Republic of Chile	1.250%	1/29/40	EUR	4,332	3,485
	Republic of Chile	1.250%	1/22/51	EUR	5,295	3,687
						129,070
China (1.1%)
	Agricultural Development Bank of China	3.190%	3/3/24	CNY	150,000	23,073
	Agricultural Development Bank of China	3.240%	8/14/24	CNY	50,000	7,708
	Agricultural Development Bank of China	2.250%	4/22/25	CNY	50,000	7,506
	Agricultural Development Bank of China	3.450%	9/23/25	CNY	50,000	7,764
	Agricultural Development Bank of China	3.350%	3/24/26	CNY	50,000	7,735
	Agricultural Development Bank of China	3.630%	7/19/26	CNY	40,000	6,254
	Agricultural Development Bank of China	2.990%	8/11/26	CNY	50,000	7,627
	Agricultural Development Bank of China	2.870%	5/14/27	CNY	50,000	7,574
	Agricultural Development Bank of China	3.480%	2/4/28	CNY	60,000	9,337
	Agricultural Development Bank of China	3.190%	8/12/28	CNY	80,000	12,242
	Agricultural Development Bank of China	2.960%	4/17/30	CNY	30,000	4,495
	Agricultural Development Bank of China	3.790%	10/26/30	CNY	50,000	7,949
	Agricultural Development Bank of China	3.520%	5/24/31	CNY	20,000	3,124
	Agricultural Development Bank of China	3.300%	11/5/31	CNY	90,000	13,830
	Agricultural Development Bank of China	3.920%	6/18/51	CNY	30,000	4,933
	China Development Bank	3.000%	8/7/23	CNY	10,000	1,532
	China Development Bank	2.980%	1/8/24	CNY	100,000	15,336
	China Development Bank	0.875%	1/24/24	EUR	722	759
	China Development Bank	2.730%	11/11/24	CNY	230,000	35,095

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
China Development Bank	3.230%	1/10/25	CNY	20,000	3,090
China Development Bank	3.340%	7/14/25	CNY	20,000	3,103
China Development Bank	3.430%	1/14/27	CNY	110,000	17,107
China Development Bank	4.240%	8/24/27	CNY	120,000	19,360
China Development Bank	3.400%	1/8/28	CNY	200,000	31,011
China Development Bank	3.090%	8/9/28	CNY	130,000	19,790
China Development Bank	3.480%	1/8/29	CNY	50,000	7,604
China Development Bank	2.990%	3/1/29	CNY	30,000	4,521
China Development Bank	3.070%	3/10/30	CNY	65,000	9,822
China Development Bank	3.090%	6/18/30	CNY	30,000	4,537
China Development Bank	3.700%	10/20/30	CNY	30,000	4,738
China Development Bank	3.660%	3/1/31	CNY	60,000	9,459
China Development Bank	3.410%	6/7/31	CNY	50,000	7,748
China Development Bank	3.120%	9/13/31	CNY	120,000	18,225
China Development Bank	3.800%	1/25/36	CNY	30,000	4,801
China Development Bank	3.900%	8/3/40	CNY	160,000	25,887
China Government Bond	3.300%	7/12/23	CNY	110,000	16,930
China Government Bond	2.880%	11/5/23	CNY	120,000	18,396
China Government Bond	2.840%	4/8/24	CNY	250,000	38,299
China Government Bond	2.470%	9/2/24	CNY	570,000	86,662
China Government Bond	2.940%	10/17/24	CNY	80,000	12,296
China Government Bond	1.990%	4/9/25	CNY	160,000	23,981
China Government Bond	3.020%	10/22/25	CNY	135,000	20,848
China Government Bond	3.030%	3/11/26	CNY	110,000	17,006
China Government Bond	2.690%	8/12/26	CNY	220,000	33,563
China Government Bond	0.125%	11/12/26	EUR	2,500	2,457
China Government Bond	2.850%	6/4/27	CNY	40,000	6,131
China Government Bond	3.280%	12/3/27	CNY	80,000	12,498
China Government Bond	3.010%	5/13/28	CNY	240,000	36,923
China Government Bond	2.910%	10/14/28	CNY	245,000	37,412
China Government Bond	3.290%	5/23/29	CNY	90,000	14,035
China Government Bond	2.680%	5/21/30	CNY	50,000	7,467
China Government Bond	3.270%	11/19/30	CNY	50,000	7,836
China Government Bond	3.020%	5/27/31	CNY	133,000	20,480
China Government Bond	0.500%	11/12/31	EUR	10,047	9,187
China Government Bond	2.890%	11/18/31	CNY	110,000	16,768
China Government Bond	0.625%	11/25/35	EUR	4,513	3,946
China Government Bond	4.270%	5/17/37	CNY	30,000	5,169
China Government Bond	1.000%	11/12/39	EUR	4,378	3,933
China Government Bond	3.520%	4/25/46	CNY	20,000	3,114
China Government Bond	3.770%	2/20/47	CNY	20,000	3,373
China Government Bond	4.050%	7/24/47	CNY	20,000	3,229
China Government Bond	3.970%	7/23/48	CNY	20,000	3,348
China Government Bond	4.080%	10/22/48	CNY	25,000	4,259
China Government Bond	3.860%	7/22/49	CNY	70,000	11,538
China Government Bond	3.390%	3/16/50	CNY	60,000	9,124
China Government Bond	3.810%	9/14/50	CNY	40,000	6,545
China Government Bond	3.720%	4/12/51	CNY	85,000	13,696
China Government Bond	3.530%	10/18/51	CNY	85,000	13,438
China Government Bond	3.730%	5/25/70	CNY	30,000	4,919
China Government Bond	3.760%	3/22/71	CNY	40,000	6,603
Export-Import Bank of China	3.140%	4/2/24	CNY	60,000	9,225
Export-Import Bank of China	2.760%	11/5/24	CNY	230,000	35,076
Export-Import Bank of China	3.430%	10/23/25	CNY	50,000	7,760
Export-Import Bank of China	3.220%	5/14/26	CNY	70,000	10,778

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Export-Import Bank of China	3.400%	1/11/28	CNY	90,000	13,958
Export-Import Bank of China	3.860%	5/20/29	CNY	40,000	6,361
Export-Import Bank of China	3.740%	11/16/30	CNY	80,000	12,672
					1,005,915
Colombia (0.2%)
Colombian TES	10.000%	7/24/24	COP	55,100,000	14,180
Colombian TES	6.250%	11/26/25	COP	43,000,000	9,753
Colombian TES	7.500%	8/26/26	COP	81,500,000	18,913
Colombian TES	5.750%	11/3/27	COP	69,000,000	14,329
Colombian TES	6.000%	4/28/28	COP	107,000,000	22,123
Colombian TES	7.750%	9/18/30	COP	85,300,000	18,594
Colombian TES	7.000%	3/26/31	COP	48,000,000	9,852
Colombian TES	7.000%	6/30/32	COP	96,700,000	19,409
Colombian TES	7.250%	10/18/34	COP	104,250,000	20,526
Colombian TES	6.250%	7/9/36	COP	44,000,000	7,689
Colombian TES	7.250%	10/26/50	COP	62,500,000	10,987
					166,355
Croatia (0.0%)
Republic of Croatia	3.000%	3/11/25	EUR	904	991
Republic of Croatia	3.000%	3/20/27	EUR	3,159	3,452
Republic of Croatia	2.700%	6/15/28	EUR	2,618	2,809
Republic of Croatia	1.125%	6/19/29	EUR	3,159	2,947
Republic of Croatia	2.750%	1/27/30	EUR	3,159	3,275
Republic of Croatia	1.500%	6/17/31	EUR	26,039	24,003
Republic of Croatia	1.750%	3/4/41	EUR	4,547	3,764
					41,241
Czech Republic (0.3%)
Czech Republic	0.450%	10/25/23	CZK	698,800	27,839
Czech Republic	5.700%	5/25/24	CZK	99,280	4,291
Czech Republic	0.000%	12/12/24	CZK	520,510	19,565
Czech Republic	1.250%	2/14/25	CZK	1,050,000	40,551
Czech Republic	2.400%	9/17/25	CZK	112,820	4,457
Czech Republic	6.000%	2/26/26	CZK	507,200	22,570
Czech Republic	1.000%	6/26/26	CZK	836,980	30,778
Czech Republic	0.250%	2/10/27	CZK	382,460	13,323
Czech Republic	2.500%	8/25/28	CZK	166,970	6,388
Czech Republic	2.750%	7/23/29	CZK	1,835,370	70,754
Czech Republic	0.950%	5/15/30	CZK	717,960	23,833
Czech Republic	1.200%	3/13/31	CZK	500,110	16,583
Czech Republic	2.000%	10/13/33	CZK	264,190	9,028
Czech Republic	4.200%	12/4/36	CZK	44,430	1,884
Czech Republic	1.500%	4/24/40	CZK	92,860	2,612
Czech Republic	4.850%	11/26/57	CZK	41,070	1,846
					296,302
Denmark (0.4%)
Kingdom of Denmark	1.500%	11/15/23	DKK	109,449	15,851
Kingdom of Denmark	7.000%	11/10/24	DKK	33,521	5,520
Kingdom of Denmark	1.750%	11/15/25	DKK	305,634	44,765
Kingdom of Denmark	0.500%	11/15/27	DKK	463,404	64,014
Kingdom of Denmark	0.500%	11/15/29	DKK	517,476	70,114
Kingdom of Denmark	0.000%	11/15/31	DKK	575,148	72,427
Kingdom of Denmark	4.500%	11/15/39	DKK	344,459	72,512
Kingdom of Denmark	0.250%	11/15/52	DKK	96,040	9,958
Kommunekredit	0.250%	3/29/23	EUR	15,452	16,322

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Kommunekredit	0.250%	5/15/23	EUR	217	229
	Kommunekredit	0.250%	2/16/24	EUR	904	944
	Kommunekredit	0.625%	5/11/26	EUR	1,986	2,036
	Kommunekredit	2.900%	11/27/26	AUD	1,886	1,284
	Kommunekredit	0.750%	5/18/27	EUR	11,543	11,776
						387,752
Finland (0.5%)
	Finnvera OYJ	0.500%	4/13/26	EUR	2,934	2,997
	Finnvera OYJ	0.375%	4/9/29	EUR	6,769	6,582
	Kuntarahoitus OYJ	0.000%	3/2/31	EUR	15,800	14,436
	Kuntarahoitus OYJ	0.250%	2/25/32	EUR	4,000	3,672
	Kuntarahoitus OYJ	0.050%	9/10/35	EUR	10,777	8,977
	Municipality Finance plc	5.000%	3/20/24	AUD	1,850	1,350
	Municipality Finance plc	0.625%	11/26/26	EUR	2,257	2,311
	Municipality Finance plc	1.250%	2/23/33	EUR	4,513	4,533
[3]	Republic of Finland	0.000%	9/15/23	EUR	15,230	16,047
[3]	Republic of Finland	2.000%	4/15/24	EUR	13,087	14,253
[3]	Republic of Finland	0.000%	9/15/24	EUR	22,563	23,523
[3]	Republic of Finland	4.000%	7/4/25	EUR	19,704	23,005
[3]	Republic of Finland	0.875%	9/15/25	EUR	4,739	5,026
[3]	Republic of Finland	0.000%	9/15/26	EUR	35,000	35,505
[3]	Republic of Finland	0.500%	9/15/27	EUR	23,014	23,722
[3]	Republic of Finland	2.750%	7/4/28	EUR	5,123	5,981
[3]	Republic of Finland	0.500%	9/15/29	EUR	31,401	31,583
[3]	Republic of Finland	0.000%	9/15/30	EUR	35,554	33,752
[3]	Republic of Finland	0.750%	4/15/31	EUR	22,102	22,244
[3]	Republic of Finland	0.125%	9/15/31	EUR	37,718	35,446
[3]	Republic of Finland	1.125%	4/15/34	EUR	14,441	14,565
[3]	Republic of Finland	0.125%	4/15/36	EUR	13,000	11,248
[3]	Republic of Finland	0.250%	9/15/40	EUR	70,241	58,120
[3]	Republic of Finland	2.625%	7/4/42	EUR	15,440	19,113
[3]	Republic of Finland	0.125%	4/15/52	EUR	10,482	7,190
						425,181
France (8.6%)
	Action Logement Services	0.750%	7/19/41	EUR	14,600	12,186
	Agence Francaise de Developpement EPIC	0.125%	11/15/23	EUR	3,700	3,883
	Agence Francaise de Developpement EPIC	3.125%	1/4/24	EUR	3,000	3,303
	Agence Francaise de Developpement EPIC	0.375%	4/30/24	EUR	19,200	20,111
	Agence Francaise de Developpement EPIC	1.375%	9/17/24	EUR	9,300	9,928
	Agence Francaise de Developpement EPIC	2.250%	5/27/25	EUR	4,600	5,039
	Agence Francaise de Developpement EPIC	0.500%	10/31/25	EUR	4,600	4,761
	Agence Francaise de Developpement EPIC	0.250%	7/21/26	EUR	5,600	5,687
	Agence Francaise de Developpement EPIC	3.750%	2/15/27	EUR	1,700	2,002
	Agence Francaise de Developpement EPIC	1.000%	1/31/28	EUR	2,300	2,389
	Agence Francaise de Developpement EPIC	0.010%	11/25/28	EUR	13,000	12,526
	Agence Francaise de Developpement EPIC	0.250%	6/29/29	EUR	25,800	24,973
	Agence Francaise de Developpement EPIC	0.500%	5/25/30	EUR	34,200	33,279
	Agence Francaise de Developpement EPIC	1.375%	7/5/32	EUR	6,800	6,924
	Agence Francaise de Developpement EPIC	0.500%	5/31/35	EUR	4,600	4,051
	Agence Francaise de Developpement EPIC	1.125%	3/2/37	EUR	14,000	13,091
	Agence France Locale	0.500%	6/20/24	EUR	4,500	4,718
	Agence France Locale	0.125%	6/20/26	EUR	7,800	7,876
	Agence France Locale	0.000%	9/20/27	EUR	15,000	14,696
	Agence France Locale	1.125%	6/20/28	EUR	4,100	4,254
	Bpifrance SACA	0.125%	11/25/23	EUR	41,300	43,346

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Bpifrance SACA	2.500%	5/25/24	EUR	4,600	5,033
	Bpifrance SACA	0.750%	11/25/24	EUR	7,400	7,785
	Bpifrance SACA	0.125%	3/25/25	EUR	14,600	15,033
	Bpifrance SACA	0.500%	5/25/25	EUR	5,200	5,410
	Bpifrance SACA	2.750%	10/25/25	EUR	10,100	11,261
	Bpifrance SACA	0.050%	9/26/29	EUR	4,600	4,355
	Bpifrance SACA	1.875%	5/25/30	EUR	4,600	4,987
	Caisse d'Amortissement de la Dette Sociale	0.500%	5/25/23	EUR	40,300	42,666
	Caisse d'Amortissement de la Dette Sociale	0.125%	10/25/23	EUR	2,900	3,047
	Caisse d'Amortissement de la Dette Sociale	1.375%	11/25/24	EUR	46,588	49,774
	Caisse d'Amortissement de la Dette Sociale	4.000%	12/15/25	EUR	4,513	5,254
	Caisse d'Amortissement de la Dette Sociale	0.000%	11/25/26	EUR	10,000	10,006
	Caisse d'Amortissement de la Dette Sociale	0.000%	2/25/28	EUR	5,000	4,899
	Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/29	EUR	41,500	39,691
	Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/31	EUR	43,700	40,087
	Caisse d'Amortissement de la Dette Sociale	0.125%	9/15/31	EUR	43,000	39,350
	Caisse d'Amortissement de la Dette Sociale	0.450%	1/19/32	EUR	20,000	18,906
	Caisse Francaise de Financement Local	2.375%	1/17/24	EUR	5,500	5,955
	Caisse Francaise de Financement Local	0.375%	5/11/24	EUR	9,100	9,482
	Caisse Francaise de Financement Local	5.375%	7/8/24	EUR	1,806	2,081
	Caisse Francaise de Financement Local	0.375%	6/23/25	EUR	10,500	10,768
	Caisse Francaise de Financement Local	1.125%	9/9/25	EUR	1,600	1,677
	Caisse Francaise de Financement Local	0.500%	1/19/26	EUR	500	511
	Caisse Francaise de Financement Local	0.625%	4/13/26	EUR	2,800	2,867
	Caisse Francaise de Financement Local	0.750%	1/11/27	EUR	1,900	1,939
	Caisse Francaise de Financement Local	0.750%	9/27/27	EUR	4,600	4,662
	Caisse Francaise de Financement Local	1.000%	4/25/28	EUR	100	102
	Caisse Francaise de Financement Local	3.000%	10/2/28	EUR	20,900	23,943
	Caisse Francaise de Financement Local	0.010%	6/24/30	EUR	32,600	29,918
	Caisse Francaise de Financement Local	1.500%	1/13/31	EUR	4,600	4,758
	Caisse Francaise de Financement Local	1.250%	5/11/32	EUR	8,700	8,671
	Caisse Francaise de Financement Local	1.450%	1/16/34	EUR	2,300	2,303
	Caisse Francaise de Financement Local	1.250%	1/22/35	EUR	100	97
	Caisse Francaise de Financement Local	1.500%	6/28/38	EUR	3,300	3,225
	Caisse Francaise de Financement Local	0.375%	2/13/40	EUR	20,000	15,940
	France	1.750%	5/25/23	EUR	244,212	262,711
	France	0.000%	2/25/24	EUR	387,877	407,192
	France	0.000%	3/25/24	EUR	385,513	404,152
	France	1.750%	11/25/24	EUR	119,422	129,843
	France	0.000%	2/25/25	EUR	360,623	373,123
	France	0.000%	3/25/25	EUR	157,551	163,232
	France	0.500%	5/25/25	EUR	64,502	67,710
	France	1.000%	11/25/25	EUR	83,488	88,896
	France	0.000%	2/25/26	EUR	115,140	117,901
	France	3.500%	4/25/26	EUR	50,541	58,966
	France	0.500%	5/25/26	EUR	157,036	163,583
	France	0.250%	11/25/26	EUR	45,372	46,523
[8]	France	0.000%	2/25/27	EUR	692,512	699,258
	France	0.750%	5/25/28	EUR	224,687	233,169
	France	0.750%	11/25/28	EUR	405,809	419,233
	France	5.500%	4/25/29	EUR	30,099	41,209
	France	0.500%	5/25/29	EUR	50,000	50,439
	France	0.000%	11/25/29	EUR	347,192	334,250
	France	0.000%	11/25/30	EUR	216,796	204,297
	France	1.500%	5/25/31	EUR	276,713	296,313

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	France	0.000%	11/25/31	EUR	321,864	296,437
	France	0.000%	5/25/32	EUR	60,000	54,558
	France	1.250%	5/25/34	EUR	240,003	243,520
	France	4.750%	4/25/35	EUR	27,969	40,385
[3]	France	1.250%	5/25/36	EUR	200,630	199,909
	France	1.250%	5/25/38	EUR	60,000	58,920
	France	4.000%	10/25/38	EUR	71,217	99,820
[3]	France	1.750%	6/25/39	EUR	33,867	35,982
[3]	France	0.500%	5/25/40	EUR	237,473	200,811
	France	4.500%	4/25/41	EUR	115,979	174,841
[3]	France	0.500%	6/25/44	EUR	63,517	50,801
	France	3.250%	5/25/45	EUR	134,093	178,565
[3]	France	2.000%	5/25/48	EUR	48,175	52,090
[3]	France	1.500%	5/25/50	EUR	141,566	136,548
	France	0.750%	5/25/52	EUR	125,579	97,532
[3]	France	0.750%	5/25/53	EUR	222,664	168,845
[3]	France	4.000%	4/25/55	EUR	33,253	52,612
	France	4.000%	4/25/60	EUR	43,884	72,079
[3]	France	1.750%	5/25/66	EUR	4,135	4,129
[3]	France	0.500%	5/25/72	EUR	88,316	48,928
	Ile-de-France Mobilites	1.275%	2/14/42	EUR	8,000	7,286
	Regie Autonome des Transports Parisiens	0.875%	5/25/27	EUR	1,400	1,448
	Region of Ile de France	2.250%	6/10/23	EUR	300	323
	Region of Ile de France	3.625%	3/27/24	EUR	6,000	6,680
	Region of Ile de France	0.500%	6/14/25	EUR	16,800	17,460
	Region of Ile de France	0.625%	4/23/27	EUR	2,300	2,351
	Region of Ile de France	1.375%	6/20/33	EUR	2,800	2,821
	SA de Gestion de Stocks de Securite	0.625%	5/25/23	EUR	5,500	5,828
	SNCF Reseau	2.625%	12/29/25	EUR	2,300	2,562
	SNCF Reseau	4.250%	10/7/26	EUR	500	597
	SNCF Reseau	3.125%	10/25/28	EUR	3,300	3,853
	SNCF Reseau	5.250%	12/7/28	GBP	7,675	11,376
	SNCF Reseau	0.875%	1/22/29	EUR	2,800	2,843
	SNCF Reseau	1.125%	5/25/30	EUR	12,800	13,116
	SNCF Reseau	1.000%	11/9/31	EUR	6,800	6,720
	SNCF Reseau	5.000%	10/10/33	EUR	6,950	9,673
	SNCF Reseau	5.250%	1/31/35	GBP	633	1,015
	SNCF Reseau	0.750%	5/25/36	EUR	16,900	15,153
	SNCF Reseau	1.500%	5/29/37	EUR	8,200	8,069
	SNCF Reseau	2.250%	12/20/47	EUR	5,700	5,986
	SNCF Reseau	2.000%	2/5/48	EUR	2,300	2,272
	SNCF Reseau	5.000%	3/11/52	GBP	2,268	4,090
	SNCF Reseau	4.830%	3/25/60	GBP	633	1,160
	Societe Du Grand Paris EPIC	1.125%	10/22/28	EUR	4,800	4,991
	Societe Du Grand Paris EPIC	0.000%	11/25/30	EUR	16,800	15,503
	Societe Du Grand Paris EPIC	1.125%	5/25/34	EUR	21,400	20,694
	Societe Du Grand Paris EPIC	0.875%	5/10/46	EUR	9,500	7,650
	Societe Du Grand Paris EPIC	1.700%	5/25/50	EUR	15,900	15,147
	Societe Du Grand Paris EPIC	1.000%	11/26/51	EUR	11,000	8,499
	Societe Du Grand Paris EPIC	0.700%	10/15/60	EUR	5,500	3,427
	Societe Du Grand Paris EPIC	1.000%	2/18/70	EUR	10,300	6,825
	Societe Nationale SNCF SA	4.875%	6/12/23	EUR	2,650	2,936
	Societe Nationale SNCF SA	4.125%	2/19/25	EUR	250	286
	Societe Nationale SNCF SA	5.375%	3/18/27	GBP	3,642	5,187
	Societe Nationale SNCF SA	1.500%	2/2/29	EUR	6,400	6,715

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Societe Nationale SNCF SA	1.000%	5/25/40	EUR	15,900	13,575
Societe Nationale SNCF SA	0.875%	2/28/51	EUR	10,400	7,319
UNEDIC ASSEO	2.375%	5/25/24	EUR	1,400	1,527
UNEDIC ASSEO	0.125%	11/25/24	EUR	40,800	42,195
UNEDIC ASSEO	0.625%	2/17/25	EUR	5,200	5,444
UNEDIC ASSEO	0.625%	3/3/26	EUR	6,500	6,720
UNEDIC ASSEO	0.100%	11/25/26	EUR	38,000	38,110
UNEDIC ASSEO	1.250%	10/21/27	EUR	9,700	10,223
UNEDIC ASSEO	0.500%	3/20/29	EUR	10,900	10,837
UNEDIC ASSEO	0.250%	11/25/29	EUR	13,600	13,094
UNEDIC ASSEO	0.000%	3/5/30	EUR	10,000	9,390
UNEDIC ASSEO	0.000%	11/19/30	EUR	4,800	4,428
UNEDIC ASSEO	1.500%	4/20/32	EUR	400	415
UNEDIC ASSEO	1.250%	5/25/33	EUR	900	897
UNEDIC ASSEO	0.100%	5/25/34	EUR	32,800	28,097
UNEDIC ASSEO	0.250%	7/16/35	EUR	9,600	8,181
					7,935,772
Germany (8.2%)
Bundesobligation	0.000%	4/5/24	EUR	16,192	16,996
Bundesobligation	0.000%	10/18/24	EUR	169,217	176,616
Bundesobligation	0.000%	4/11/25	EUR	180,000	186,982
Bundesobligation	0.000%	10/10/25	EUR	190,496	197,045
Bundesobligation	0.000%	4/10/26	EUR	172,000	177,025
Bundesobligation	0.000%	10/9/26	EUR	128,000	130,964
Bundesobligation	0.000%	4/16/27	EUR	230,000	234,321
Bundesrepublik Deutschland Bundesanleihe	0.000%	2/15/32	EUR	524,000	504,480
Bundesrepublik Deutschland Bundesanleihe	1.000%	5/15/38	EUR	50,000	51,812
Bundesrepublik Deutschland Bundesanleihe	0.000%	8/15/52	EUR	49,000	37,196
Bundesschatzanweisungen	0.000%	12/15/23	EUR	799,902	842,238
Federal Republic of Germany	1.500%	5/15/23	EUR	17,712	19,000
Federal Republic of Germany	1.500%	5/15/24	EUR	62,670	67,718
Federal Republic of Germany	1.000%	8/15/24	EUR	45,126	48,296
Federal Republic of Germany	0.500%	2/15/26	EUR	34,864	36,624
Federal Republic of Germany	0.000%	8/15/26	EUR	19,856	20,369
Federal Republic of Germany	0.250%	2/15/27	EUR	79,396	82,116
Federal Republic of Germany	0.500%	8/15/27	EUR	3,603	3,758
Federal Republic of Germany	0.000%	11/15/27	EUR	233,367	236,395
Federal Republic of Germany	0.500%	2/15/28	EUR	240,617	249,853
Federal Republic of Germany	0.250%	8/15/28	EUR	254,660	259,589
Federal Republic of Germany	0.000%	11/15/28	EUR	367,549	368,070
Federal Republic of Germany	0.250%	2/15/29	EUR	12,928	13,130
Federal Republic of Germany	0.000%	8/15/29	EUR	8,519	8,459
Federal Republic of Germany	0.000%	8/15/30	EUR	28,062	27,541
Federal Republic of Germany	0.000%	2/15/31	EUR	79,155	77,131
Federal Republic of Germany	0.000%	8/15/31	EUR	25,098	24,258
Federal Republic of Germany	0.000%	5/15/35	EUR	143,239	131,336
Federal Republic of Germany	0.000%	5/15/36	EUR	422,263	384,850
Federal Republic of Germany	4.750%	7/4/40	EUR	12,079	20,438
Federal Republic of Germany	3.250%	7/4/42	EUR	4,116	6,067
Federal Republic of Germany	2.500%	7/4/44	EUR	95,299	129,462
Federal Republic of Germany	2.500%	8/15/46	EUR	251,789	351,273
Federal Republic of Germany	1.250%	8/15/48	EUR	90,414	99,889
Federal Republic of Germany	0.000%	8/15/50	EUR	97,161	75,839
FMS Wertmanagement	1.125%	3/20/23	GBP	8,100	10,125
FMS Wertmanagement	1.125%	9/7/23	GBP	9,500	11,828

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	FMS Wertmanagement	1.375%	3/7/25	GBP	9,100	11,189
	FMS Wertmanagement	0.375%	4/29/30	EUR	5,000	4,783
	Free and Hanseatic City of Hamburg	0.250%	1/20/25	EUR	10,380	10,721
	Free and Hanseatic City of Hamburg	0.375%	4/1/25	EUR	2,851	2,955
	Free and Hanseatic City of Hamburg	0.010%	6/30/28	EUR	20,000	19,366
	Free and Hanseatic City of Hamburg	0.800%	4/11/34	EUR	904	853
	Free and Hanseatic City of Hamburg	1.450%	11/5/38	EUR	6,769	6,706
	Free and Hanseatic City of Hamburg	0.400%	11/23/51	EUR	8,000	5,879
	Free State of Bavaria	0.030%	4/3/28	EUR	26,855	26,105
	Free State of Bavaria	0.150%	4/3/30	EUR	4,437	4,193
	Free State of Bavaria	0.010%	1/18/35	EUR	17,926	15,022
	Free State of Saxony	0.010%	11/5/29	EUR	19,729	18,581
	Free State of Saxony	0.010%	12/17/35	EUR	2,296	1,880
	Gemeinsame Deutsche Bundeslaender	2.250%	10/23/23	EUR	35	38
	Gemeinsame Deutsche Bundeslaender	0.250%	3/18/24	EUR	11,282	11,793
	Gemeinsame Deutsche Bundeslaender	1.125%	9/30/24	EUR	2,483	2,633
	Gemeinsame Deutsche Bundeslaender	0.500%	2/5/25	EUR	7,582	7,890
	Gemeinsame Deutsche Bundeslaender	0.375%	4/17/25	EUR	9,025	9,327
	Gemeinsame Deutsche Bundeslaender	0.625%	2/13/29	EUR	1,806	1,804
	Gemeinsame Deutsche Bundeslaender	0.010%	8/26/30	EUR	16,243	15,069
[9]	KFW	0.375%	3/15/23	EUR	29,552	31,311
[9]	KFW	0.000%	6/30/23	EUR	36,366	38,336
[9]	KFW	2.125%	8/15/23	EUR	9,025	9,762
[9]	KFW	0.000%	9/15/23	EUR	14,441	15,194
[9]	KFW	0.125%	11/7/23	EUR	4,885	5,138
[9]	KFW	1.250%	12/29/23	GBP	9,274	11,531
[9]	KFW	0.125%	1/15/24	EUR	9,025	9,479
[9]	KFW	5.000%	3/19/24	AUD	904	662
[9]	KFW	0.000%	4/2/24	EUR	7,537	7,887
[9]	KFW	0.050%	5/30/24	EUR	1,355	1,416
[9]	KFW	1.500%	6/11/24	EUR	10,135	10,904
[9]	KFW	0.875%	7/18/24	GBP	247	303
[9]	KFW	1.500%	7/24/24	AUD	700	478
[9]	KFW	0.125%	10/4/24	EUR	36,557	38,068
[9]	KFW	1.375%	12/9/24	GBP	5,867	7,245
[9]	KFW	0.625%	1/15/25	EUR	12,503	13,148
[9]	KFW	0.000%	2/18/25	EUR	20,000	20,643
[9]	KFW	4.000%	2/27/25	AUD	13,475	9,708
[9]	KFW	0.010%	3/31/25	EUR	22,600	23,298
[9]	KFW	0.375%	4/23/25	EUR	13,087	13,623
[9]	KFW	5.500%	6/18/25	GBP	9,025	12,502
[9]	KFW	2.500%	8/25/25	CHF	4,775	5,227
[9]	KFW	0.250%	9/15/25	EUR	53,113	54,865
[9]	KFW	0.750%	2/19/26	CAD	4,656	3,330
[9]	KFW	0.375%	3/9/26	EUR	20,081	20,701
[9]	KFW	0.000%	6/15/26	EUR	37,123	37,534
[9]	KFW	3.200%	9/11/26	AUD	8,818	6,143
[9]	KFW	0.000%	9/30/26	EUR	33,964	34,217
[9]	KFW	0.625%	2/22/27	EUR	17,148	17,668
[9]	KFW	0.000%	3/31/27	EUR	2,961	2,952
[9]	KFW	0.500%	9/15/27	EUR	29,332	29,888
[9]	KFW	0.000%	12/15/27	EUR	25,357	25,021
[9]	KFW	0.625%	1/7/28	EUR	18,050	18,431
[9]	KFW	3.200%	3/15/28	AUD	4,216	2,894
[9]	KFW	0.750%	6/28/28	EUR	35,769	36,708

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[9]	KFW	0.000%	9/15/28	EUR	4,513	4,404
[9]	KFW	6.000%	12/7/28	GBP	4,513	7,015
[9]	KFW	0.750%	1/15/29	EUR	38,512	39,233
[9]	KFW	0.000%	6/15/29	EUR	20,000	19,208
[9]	KFW	0.375%	4/23/30	EUR	10,000	9,712
[9]	KFW	0.000%	9/17/30	EUR	22,774	21,311
[9]	KFW	0.000%	1/10/31	EUR	35,855	33,333
[9]	KFW	0.125%	1/9/32	EUR	30,000	27,764
[9]	KFW	5.750%	6/7/32	GBP	4,739	7,810
[9]	KFW	1.125%	5/9/33	EUR	17,599	17,530
[9]	KFW	0.050%	9/29/34	EUR	11,451	9,837
[9]	KFW	1.375%	7/31/35	EUR	6,318	6,359
[9]	KFW	0.375%	5/20/36	EUR	1,670	1,452
[9]	KFW	5.000%	6/9/36	GBP	4,000	6,608
[9]	KFW	1.250%	7/4/36	EUR	10,380	10,193
[9]	KFW	4.875%	3/15/37	GBP	897	1,477
[9]	KFW	4.700%	6/2/37	CAD	1,061	900
[9]	KFW	1.125%	6/15/37	EUR	4,513	4,326
[9]	KFW	2.600%	6/20/37	JPY	10,000	101
[9]	KFW	0.875%	7/4/39	EUR	2,257	2,049
	Land Baden-Wuerttemberg	2.000%	11/13/23	EUR	3,610	3,892
	Land Baden-Wuerttemberg	0.625%	1/16/25	EUR	4,000	4,178
	Land Baden-Wuerttemberg	0.625%	2/9/27	EUR	4,513	4,610
	Land Baden-Wuerttemberg	0.800%	4/5/28	EUR	4,513	4,590
	Land Baden-Wuerttemberg	0.010%	7/9/32	EUR	14,441	12,871
	Land Berlin	1.875%	6/12/23	EUR	813	873
	Land Berlin	0.500%	2/10/25	EUR	9,477	9,851
	Land Berlin	0.250%	4/22/25	EUR	4,513	4,643
	Land Berlin	0.625%	3/20/26	EUR	18,050	18,617
	Land Berlin	0.625%	2/8/27	EUR	2,528	2,583
	Land Berlin	0.010%	5/18/27	EUR	42,574	42,038
	Land Berlin	0.010%	10/26/28	EUR	12,184	11,731
	Land Berlin	0.010%	7/2/30	EUR	11,733	10,911
	Land Berlin	1.000%	5/19/32	EUR	6,769	6,688
	Land Berlin	1.300%	6/13/33	EUR	904	911
	Land Berlin	0.750%	4/3/34	EUR	9,247	8,615
	Land Berlin	0.125%	6/4/35	EUR	4,513	3,805
	Land Berlin	0.625%	8/25/36	EUR	1,128	999
	Land Berlin	1.375%	6/5/37	EUR	2,257	2,206
	Land Berlin	1.375%	8/27/38	EUR	2,257	2,197
	Land Berlin	0.050%	8/6/40	EUR	13,769	10,341
	Land Berlin	0.100%	1/18/41	EUR	3,545	2,678
	Land Thueringen	0.500%	5/12/25	EUR	2,031	2,104
	Land Thueringen	0.200%	10/26/26	EUR	6,769	6,820
	Land Thueringen	0.010%	3/24/31	EUR	5,000	4,573
	Land Thueringen	0.250%	3/5/40	EUR	3,701	2,902
	Landeskreditbank Baden-Wuerttemberg Foerderbank	4.250%	8/7/25	AUD	5,326	3,845
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.375%	4/13/26	EUR	6,769	6,883
[9]	Landwirtschaftliche Rentenbank	0.050%	6/12/23	EUR	6,769	7,131
[9]	Landwirtschaftliche Rentenbank	1.125%	12/15/23	GBP	4,361	5,412
[9]	Landwirtschaftliche Rentenbank	0.375%	1/22/24	EUR	13,080	13,741
[9]	Landwirtschaftliche Rentenbank	4.750%	4/8/24	AUD	1,810	1,320
[9]	Landwirtschaftliche Rentenbank	4.250%	1/9/25	AUD	7,450	5,403
[9]	Landwirtschaftliche Rentenbank	0.500%	3/6/25	EUR	10,380	10,786

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[9]	Landwirtschaftliche Rentenbank	2.600%	3/23/27	AUD	2,130	1,437
[9]	Landwirtschaftliche Rentenbank	0.625%	5/18/27	EUR	14,576	14,905
[9]	Landwirtschaftliche Rentenbank	0.375%	2/14/28	EUR	4,513	4,514
[9]	Landwirtschaftliche Rentenbank	3.250%	4/12/28	AUD	1,970	1,356
[9]	Landwirtschaftliche Rentenbank	0.000%	7/19/28	EUR	5,328	5,175
[9]	Landwirtschaftliche Rentenbank	0.500%	2/28/29	EUR	11,310	11,240
[9]	Landwirtschaftliche Rentenbank	0.000%	11/27/29	EUR	4,513	4,266
[9]	Landwirtschaftliche Rentenbank	0.050%	12/18/29	EUR	25,855	24,477
[9]	Landwirtschaftliche Rentenbank	0.625%	2/20/30	EUR	9,025	8,909
[9]	Landwirtschaftliche Rentenbank	0.050%	1/31/31	EUR	24,000	22,220
	NRW Bank	0.100%	1/10/23	EUR	11,282	11,952
	NRW Bank	0.375%	12/16/24	GBP	24,000	28,824
	NRW Bank	0.250%	3/10/25	EUR	6,769	6,951
	NRW Bank	0.625%	2/11/26	EUR	6,769	6,970
	NRW Bank	0.500%	5/11/26	EUR	5,419	5,538
	NRW Bank	0.250%	9/28/26	EUR	2,685	2,703
	NRW Bank	0.625%	2/23/27	EUR	6,769	6,915
	NRW Bank	0.125%	4/12/27	EUR	7,356	7,293
	NRW Bank	0.500%	9/13/27	EUR	6,769	6,808
	NRW Bank	0.625%	1/4/28	EUR	3,159	3,182
	NRW Bank	0.375%	5/16/29	EUR	3,272	3,181
	NRW Bank	0.100%	7/9/35	EUR	3,257	2,714
	NRW Bank	1.200%	3/28/39	EUR	5,000	4,686
	NRW Bank	0.500%	6/17/41	EUR	16,684	13,582
	NRW Bank	1.250%	5/13/49	EUR	4,513	4,271
	State of Brandenburg	0.010%	6/26/28	EUR	15,547	15,051
	State of Brandenburg	0.750%	8/8/36	EUR	4,513	4,068
	State of Brandenburg	1.450%	11/26/38	EUR	6,363	6,250
	State of Brandenburg	0.300%	10/4/49	EUR	452	326
	State of Bremen	0.500%	3/3/25	EUR	5,867	6,093
	State of Bremen	1.200%	1/30/34	EUR	79	78
	State of Bremen	1.500%	11/12/38	EUR	2,225	2,202
	State of Bremen	1.000%	5/27/39	EUR	5,643	5,146
	State of Bremen	0.500%	5/6/41	EUR	9,367	7,605
	State of Bremen	0.550%	2/4/50	EUR	8,184	6,339
	State of Hesse	1.750%	1/20/23	EUR	1,355	1,448
	State of Hesse	0.125%	1/25/24	EUR	901	941
	State of Hesse	1.375%	6/10/24	EUR	1,806	1,926
	State of Hesse	0.125%	6/20/24	EUR	3,857	4,007
	State of Hesse	0.000%	9/15/24	EUR	17,123	17,656
	State of Hesse	0.500%	2/17/25	EUR	4,739	4,924
	State of Hesse	0.000%	3/10/25	EUR	10,000	10,233
	State of Hesse	0.250%	6/10/25	EUR	11,282	11,594
	State of Hesse	0.000%	4/14/26	EUR	813	817
	State of Hesse	0.375%	7/6/26	EUR	27,031	27,466
	State of Hesse	0.625%	8/2/28	EUR	4,513	4,532
	State of Hesse	0.010%	3/11/30	EUR	10,785	10,101
	State of Hesse	0.000%	11/8/30	EUR	11,282	10,411
	State of Hesse	1.300%	10/10/33	EUR	3,610	3,618
	State of Hesse	0.750%	8/4/36	EUR	5,419	4,904
	State of Lower Saxony	0.125%	3/7/23	EUR	9,025	9,532
	State of Lower Saxony	2.125%	10/11/23	EUR	452	488
	State of Lower Saxony	2.125%	1/16/24	EUR	61	66
	State of Lower Saxony	0.000%	8/2/24	EUR	9,322	9,648
	State of Lower Saxony	0.625%	1/20/25	EUR	4,513	4,717

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
State of Lower Saxony	0.125%	3/7/25	EUR	1,806	1,855
State of Lower Saxony	0.500%	6/13/25	EUR	4,513	4,675
State of Lower Saxony	0.375%	1/9/26	EUR	9,335	9,561
State of Lower Saxony	0.500%	6/8/26	EUR	1,128	1,156
State of Lower Saxony	0.010%	9/8/26	EUR	13,366	13,351
State of Lower Saxony	0.000%	2/11/27	EUR	5,934	5,881
State of Lower Saxony	0.125%	4/8/27	EUR	904	900
State of Lower Saxony	0.625%	7/6/27	EUR	9,025	9,192
State of Lower Saxony	0.750%	2/15/28	EUR	6,769	6,891
State of Lower Saxony	0.010%	2/19/29	EUR	8,809	8,427
State of Lower Saxony	0.375%	5/14/29	EUR	2,708	2,648
State of Lower Saxony	0.125%	1/10/30	EUR	4,513	4,275
State of Lower Saxony	0.010%	8/13/30	EUR	33,019	30,648
State of Lower Saxony	0.010%	1/10/31	EUR	5,000	4,604
State of Lower Saxony	0.050%	3/9/35	EUR	9,050	7,596
State of North Rhine-Westphalia Germany	0.200%	2/16/24	EUR	13,478	14,095
State of North Rhine-Westphalia Germany	1.875%	3/15/24	EUR	881	949
State of North Rhine-Westphalia Germany	1.000%	1/16/25	EUR	43	45
State of North Rhine-Westphalia Germany	0.500%	3/11/25	EUR	1,355	1,407
State of North Rhine-Westphalia Germany	2.000%	10/15/25	EUR	1,355	1,470
State of North Rhine-Westphalia Germany	0.750%	1/16/26	EUR	6,769	7,029
State of North Rhine-Westphalia Germany	0.250%	3/13/26	EUR	66,526	67,645
State of North Rhine-Westphalia Germany	0.500%	4/16/26	EUR	4,513	4,633
State of North Rhine-Westphalia Germany	0.500%	2/16/27	EUR	9,206	9,356
State of North Rhine-Westphalia Germany	0.950%	3/13/28	EUR	12,635	12,983
State of North Rhine-Westphalia Germany	0.000%	1/15/29	EUR	6,460	6,187
State of North Rhine-Westphalia Germany	0.200%	4/9/30	EUR	3,554	3,378
State of North Rhine-Westphalia Germany	1.625%	10/24/30	EUR	4,513	4,779
State of North Rhine-Westphalia Germany	0.625%	7/21/31	EUR	6,769	6,536
State of North Rhine-Westphalia Germany	2.375%	5/13/33	EUR	16,426	18,419
State of North Rhine-Westphalia Germany	1.100%	3/13/34	EUR	12,187	11,859
State of North Rhine-Westphalia Germany	0.000%	10/12/35	EUR	30,183	24,767
State of North Rhine-Westphalia Germany	1.250%	5/12/36	EUR	6,318	6,127
State of North Rhine-Westphalia Germany	1.650%	2/22/38	EUR	6,891	6,998
State of North Rhine-Westphalia Germany	0.500%	11/25/39	EUR	17,318	14,463
State of North Rhine-Westphalia Germany	1.500%	6/12/40	EUR	2,135	2,106
State of North Rhine-Westphalia Germany	0.600%	6/4/41	EUR	10,976	9,150
State of North Rhine-Westphalia Germany	0.750%	8/16/41	EUR	904	775
State of North Rhine-Westphalia Germany	1.450%	2/16/43	EUR	2,257	2,204
State of North Rhine-Westphalia Germany	1.650%	5/16/47	EUR	4,513	4,581
State of North Rhine-Westphalia Germany	1.550%	6/16/48	EUR	4,513	4,496
State of North Rhine-Westphalia Germany	0.800%	7/30/49	EUR	5,673	4,744
State of North Rhine-Westphalia Germany	0.200%	1/27/51	EUR	16,981	11,669
State of North Rhine-Westphalia Germany	0.500%	1/15/52	EUR	8,000	6,054
State of North Rhine-Westphalia Germany	1.750%	10/26/57	EUR	7,221	7,301
State of North Rhine-Westphalia Germany	1.750%	7/11/68	EUR	14,257	13,982
State of North Rhine-Westphalia Germany	1.950%	9/26/78	EUR	13,439	13,974
State of North Rhine-Westphalia Germany	2.150%	3/21/19	EUR	8,844	9,115
State of North Rhine-Westphalia Germany	1.375%	1/15/20	EUR	11,264	8,024
State of North Rhine-Westphalia Germany	0.950%	1/10/21	EUR	18,933	10,516
State of North Rhine-Westphalia Germany	1.450%	1/19/22	EUR	3,500	2,573
State of Rhineland-Palatinate	0.500%	1/21/25	EUR	2,708	2,817
State of Rhineland-Palatinate	0.100%	8/18/26	EUR	4,513	4,532
State of Rhineland-Palatinate	0.375%	1/26/27	EUR	4,513	4,554
State of Rhineland-Palatinate	0.700%	1/26/28	EUR	4,513	4,580

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	State of Rhineland-Palatinate	0.010%	1/21/31	EUR	16,366	15,047
	State of Rhineland-Palatinate	0.750%	2/23/32	EUR	15,000	14,607
	State of Rhineland-Palatinate	0.375%	4/1/41	EUR	3,400	2,715
	State of Rhineland-Palatinate	0.375%	3/10/51	EUR	3,562	2,621
	State of Saxony-Anhalt	1.875%	4/10/24	EUR	4,061	4,371
	State of Saxony-Anhalt	0.500%	6/25/27	EUR	1,128	1,140
	State of Saxony-Anhalt	0.500%	3/24/51	EUR	6,652	5,094
	State of Schleswig-Holstein Germany	0.500%	5/19/26	EUR	16,505	16,888
	State of Schleswig-Holstein Germany	0.250%	4/18/28	EUR	904	890
	State of Schleswig-Holstein Germany	0.625%	8/31/28	EUR	3,092	3,100
	State of Schleswig-Holstein Germany	0.010%	5/22/30	EUR	6,891	6,423
	State of Schleswig-Holstein Germany	0.050%	7/8/31	EUR	5,669	5,169
						7,490,314
Hong Kong (0.0%)
	Hong Kong Government Bond Programme	0.510%	10/23/23	HKD	65,950	8,244
	Hong Kong Government Bond Programme	0.360%	4/15/24	HKD	69,550	8,559
	Hong Kong Government Bond Programme	2.220%	8/7/24	HKD	13,600	1,730
	Hong Kong Government Bond Programme	1.680%	1/21/26	HKD	4,550	562
	Hong Kong Government Bond Programme	1.250%	6/29/27	HKD	2,750	328
	Hong Kong Government Bond Programme	1.970%	1/17/29	HKD	54,200	6,616
	Hong Kong Government Bond Programme	2.130%	7/16/30	HKD	42,450	5,191
	Hong Kong Government Bond Programme	1.890%	3/2/32	HKD	2,950	349
	Hong Kong Government Bond Programme	2.020%	3/7/34	HKD	12,500	1,465
						33,044
Hungary (0.2%)
	Republic of Hungary	7.000%	6/24/22	HUF	240,970	671
	Republic of Hungary	1.750%	10/26/22	HUF	180,510	489
	Republic of Hungary	1.500%	8/23/23	HUF	1,530,190	4,001
	Republic of Hungary	6.000%	11/24/23	HUF	1,313,160	3,629
	Republic of Hungary	3.000%	6/26/24	HUF	2,000,000	5,157
	Republic of Hungary	2.500%	10/24/24	HUF	5,624,250	14,148
	Republic of Hungary	5.500%	6/24/25	HUF	2,724,420	7,266
	Republic of Hungary	1.250%	10/22/25	EUR	6,092	6,291
	Republic of Hungary	1.000%	11/26/25	HUF	1,697,610	3,853
	Republic of Hungary	1.500%	4/22/26	HUF	4,922,550	11,090
	Republic of Hungary	2.750%	12/22/26	HUF	3,136,210	7,236
	Republic of Hungary	1.750%	10/10/27	EUR	1,986	1,998
	Republic of Hungary	3.000%	10/27/27	HUF	8,990,070	20,452
[3]	Republic of Hungary	0.125%	9/21/28	EUR	3,428	3,024
	Republic of Hungary	2.000%	5/23/29	HUF	1,819,810	3,666
	Republic of Hungary	3.000%	8/21/30	HUF	4,918,660	10,270
	Republic of Hungary	3.250%	10/22/31	HUF	428,690	892
	Republic of Hungary	1.625%	4/28/32	EUR	25,744	23,213
	Republic of Hungary	2.250%	4/20/33	HUF	2,661,170	4,828
	Republic of Hungary	1.750%	6/5/35	EUR	4,881	4,204
	Republic of Hungary	3.000%	10/27/38	HUF	1,353,760	2,368
	Republic of Hungary	3.000%	4/25/41	HUF	2,477,740	4,156
	Republic of Hungary	1.500%	11/17/50	EUR	3,410	2,260
						145,162
Iceland (0.0%)
	Republic of Iceland	0.625%	6/3/26	EUR	2,065	2,081
Indonesia (1.1%)
	Indonesia Treasury Bond	5.625%	5/15/23	IDR	412,266,000	28,764
	Indonesia Treasury Bond	8.375%	3/15/24	IDR	695,284,000	50,342

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Indonesia Treasury Bond	8.125%	5/15/24	IDR	498,189,000	36,204
Indonesia Treasury Bond	6.500%	6/15/25	IDR	884,147,000	62,065
Indonesia Treasury Bond	7.250%	2/15/26	IDR	127,254,000	9,165
Indonesia Treasury Bond	5.500%	4/15/26	IDR	897,124,000	60,215
Indonesia Treasury Bond	8.375%	9/15/26	IDR	304,596,000	22,585
Indonesia Treasury Bond	5.125%	4/15/27	IDR	609,517,000	39,935
Indonesia Treasury Bond	7.000%	5/15/27	IDR	672,931,000	47,494
Indonesia Treasury Bond	6.125%	5/15/28	IDR	651,158,000	43,979
Indonesia Treasury Bond	9.000%	3/15/29	IDR	22,563,000	1,739
Indonesia Treasury Bond	8.250%	5/15/29	IDR	592,791,000	44,440
Indonesia Treasury Bond	7.000%	9/15/30	IDR	922,239,000	63,602
Indonesia Treasury Bond	6.500%	2/15/31	IDR	962,206,000	64,567
Indonesia Treasury Bond	8.750%	5/15/31	IDR	130,161,000	9,932
Indonesia Treasury Bond	6.375%	4/15/32	IDR	563,295,000	37,014
Indonesia Treasury Bond	7.500%	8/15/32	IDR	297,343,000	21,114
Indonesia Treasury Bond	6.625%	5/15/33	IDR	726,001,000	48,086
Indonesia Treasury Bond	8.375%	3/15/34	IDR	557,565,000	41,770
Indonesia Treasury Bond	7.500%	6/15/35	IDR	455,619,000	32,030
Indonesia Treasury Bond	8.250%	5/15/36	IDR	410,338,000	30,619
Indonesia Treasury Bond	9.750%	5/15/37	IDR	58,785,000	4,942
Indonesia Treasury Bond	7.500%	5/15/38	IDR	414,051,000	29,073
Indonesia Treasury Bond	8.375%	4/15/39	IDR	499,320,000	37,764
Indonesia Treasury Bond	7.500%	4/15/40	IDR	766,255,000	53,735
Indonesia Treasury Bond	7.125%	6/15/42	IDR	435,283,000	29,756
Indonesia Treasury Bond	7.375%	5/15/48	IDR	289,207,000	20,060
Indonesia Treasury Bond	6.875%	8/15/51	IDR	56,902,000	3,844
Republic of Indonesia	2.625%	6/14/23	EUR	100	107
Republic of Indonesia	1.750%	4/24/25	EUR	6,048	6,329
Republic of Indonesia	1.450%	9/18/26	EUR	1,996	2,019
Republic of Indonesia	0.900%	2/14/27	EUR	2,875	2,805
Republic of Indonesia	3.750%	6/14/28	EUR	10,439	11,525
Republic of Indonesia	1.000%	7/28/29	EUR	4,171	3,839
Republic of Indonesia	1.100%	3/12/33	EUR	4,269	3,643
					1,005,102
Ireland (0.6%)
Republic of Ireland	3.400%	3/18/24	EUR	46,570	51,905
Republic of Ireland	1.000%	5/15/26	EUR	41,493	44,105
Republic of Ireland	0.200%	5/15/27	EUR	54,115	55,222
Republic of Ireland	0.900%	5/15/28	EUR	10,327	10,747
Republic of Ireland	1.100%	5/15/29	EUR	22,563	23,569
Republic of Ireland	0.200%	10/18/30	EUR	11,282	10,742
Republic of Ireland	1.350%	3/18/31	EUR	18,050	18,908
Republic of Ireland	0.000%	10/18/31	EUR	155,263	141,546
Republic of Ireland	0.350%	10/18/32	EUR	30,000	27,749
Republic of Ireland	1.300%	5/15/33	EUR	19,206	19,476
Republic of Ireland	0.400%	5/15/35	EUR	10,093	9,023
Republic of Ireland	1.700%	5/15/37	EUR	2,335	2,438
Republic of Ireland	0.550%	4/22/41	EUR	76,538	63,836
Republic of Ireland	2.000%	2/18/45	EUR	3,928	4,236
Republic of Ireland	1.500%	5/15/50	EUR	23,703	22,576
					506,078
Isle Of Man (0.0%)
Isle of Man	1.625%	9/14/51	GBP	5,332	5,167

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Israel (0.3%)
	State of Israel	4.250%	3/31/23	ILS	32,942	10,164
	State of Israel	0.150%	7/31/23	ILS	27,002	7,992
	State of Israel	1.500%	11/30/23	ILS	24,730	7,432
	State of Israel	2.875%	1/29/24	EUR	10,268	11,166
	State of Israel	3.750%	3/31/24	ILS	16,697	5,215
	State of Israel	0.400%	10/31/24	ILS	33,807	9,822
	State of Israel	0.500%	4/30/25	ILS	108,302	31,316
	State of Israel	1.750%	8/31/25	ILS	103,563	31,011
	State of Israel	6.250%	10/30/26	ILS	25,433	9,034
	State of Israel	1.500%	1/18/27	EUR	11,556	12,082
	State of Israel	2.000%	3/31/27	ILS	73,103	21,953
	State of Israel	2.250%	9/28/28	ILS	158,202	47,810
	State of Israel	1.500%	1/16/29	EUR	2,257	2,332
	State of Israel	1.000%	3/31/30	ILS	124,925	34,105
	State of Israel	1.500%	5/31/37	ILS	32,829	8,359
	State of Israel	5.500%	1/31/42	ILS	29,784	12,485
	State of Israel	3.750%	3/31/47	ILS	124,184	41,722
	State of Israel	2.500%	1/16/49	EUR	3,128	3,282
	State of Israel	2.800%	11/29/52	ILS	14,100	3,882
						311,164
Italy (6.7%)
	Cassa Depositi e Prestiti SpA	2.125%	9/27/23	EUR	2,300	2,481
	Cassa Depositi e Prestiti SpA	1.500%	6/21/24	EUR	2,300	2,446
	Cassa Depositi e Prestiti SpA	1.500%	4/9/25	EUR	3,600	3,790
	Cassa Depositi e Prestiti SpA	1.875%	2/7/26	EUR	2,300	2,437
	Cassa Depositi e Prestiti SpA	2.000%	4/20/27	EUR	6,800	7,173
	Cassa Depositi e Prestiti SpA	1.000%	2/11/30	EUR	7,800	7,311
	Italy Buoni Poliennali Del Tesoro	0.000%	11/29/22	EUR	194,083	204,942
	Italy Buoni Poliennali Del Tesoro	0.300%	8/15/23	EUR	82,032	86,568
	Italy Buoni Poliennali Del Tesoro	0.000%	11/29/23	EUR	70,128	73,188
	Italy Buoni Poliennali Del Tesoro	0.000%	1/15/24	EUR	71,517	74,537
	Italy Buoni Poliennali Del Tesoro	0.000%	1/30/24	EUR	441,496	459,845
	Italy Buoni Poliennali Del Tesoro	0.000%	4/15/24	EUR	10,260	10,626
	Italy Buoni Poliennali Del Tesoro	1.750%	7/1/24	EUR	174,242	186,306
	Italy Buoni Poliennali Del Tesoro	0.000%	8/15/24	EUR	182,362	187,427
	Italy Buoni Poliennali Del Tesoro	1.450%	11/15/24	EUR	26,112	27,638
	Italy Buoni Poliennali Del Tesoro	0.000%	12/15/24	EUR	70,000	71,343
[3]	Italy Buoni Poliennali Del Tesoro	1.850%	7/1/25	EUR	433,581	461,677
	Italy Buoni Poliennali Del Tesoro	1.200%	8/15/25	EUR	77,682	80,806
	Italy Buoni Poliennali Del Tesoro	0.500%	2/1/26	EUR	45,713	46,300
	Italy Buoni Poliennali Del Tesoro	0.000%	4/1/26	EUR	75,000	74,031
	Italy Buoni Poliennali Del Tesoro	1.600%	6/1/26	EUR	50,000	52,575
	Italy Buoni Poliennali Del Tesoro	2.100%	7/15/26	EUR	174,508	186,791
	Italy Buoni Poliennali Del Tesoro	0.000%	8/1/26	EUR	122,283	119,666
	Italy Buoni Poliennali Del Tesoro	1.100%	4/1/27	EUR	361,547	365,969
	Italy Buoni Poliennali Del Tesoro	2.050%	8/1/27	EUR	102,109	108,263
	Italy Buoni Poliennali Del Tesoro	0.950%	9/15/27	EUR	47,733	47,786
	Italy Buoni Poliennali Del Tesoro	6.500%	11/1/27	EUR	176	230
	Italy Buoni Poliennali Del Tesoro	0.250%	3/15/28	EUR	397,113	376,485
	Italy Buoni Poliennali Del Tesoro	0.500%	7/15/28	EUR	170,204	162,269
	Italy Buoni Poliennali Del Tesoro	3.000%	8/1/29	EUR	110,378	121,563
[3]	Italy Buoni Poliennali Del Tesoro	3.500%	3/1/30	EUR	68,079	77,792
	Italy Buoni Poliennali Del Tesoro	1.350%	4/1/30	EUR	60,920	59,082
[3]	Italy Buoni Poliennali Del Tesoro	1.650%	12/1/30	EUR	411,004	401,586

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Italy Buoni Poliennali Del Tesoro	0.900%	4/1/31	EUR	446,995	407,612
[3]	Italy Buoni Poliennali Del Tesoro	0.600%	8/1/31	EUR	175,643	153,850
[3]	Italy Buoni Poliennali Del Tesoro	0.950%	12/1/31	EUR	72,000	64,955
[3]	Italy Buoni Poliennali Del Tesoro	1.650%	3/1/32	EUR	58,137	56,120
	Italy Buoni Poliennali Del Tesoro	0.950%	6/1/32	EUR	55,855	49,783
[3]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/33	EUR	90,265	92,440
[3]	Italy Buoni Poliennali Del Tesoro	3.350%	3/1/35	EUR	153,100	170,374
[3]	Italy Buoni Poliennali Del Tesoro	1.450%	3/1/36	EUR	35,000	30,910
[3]	Italy Buoni Poliennali Del Tesoro	4.000%	2/1/37	EUR	19,776	23,670
[3]	Italy Buoni Poliennali Del Tesoro	0.950%	3/1/37	EUR	189,633	153,344
[3]	Italy Buoni Poliennali Del Tesoro	2.950%	9/1/38	EUR	54,237	57,404
[3]	Italy Buoni Poliennali Del Tesoro	3.100%	3/1/40	EUR	44,316	47,429
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	9/1/40	EUR	7,847	10,608
[3]	Italy Buoni Poliennali Del Tesoro	1.800%	3/1/41	EUR	170,354	147,853
[3]	Italy Buoni Poliennali Del Tesoro	4.750%	9/1/44	EUR	46,471	62,463
[3]	Italy Buoni Poliennali Del Tesoro	1.500%	4/30/45	EUR	98,762	77,257
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	9/1/46	EUR	54,662	59,337
[3]	Italy Buoni Poliennali Del Tesoro	2.700%	3/1/47	EUR	82,000	80,735
[3]	Italy Buoni Poliennali Del Tesoro	3.850%	9/1/49	EUR	63,102	74,971
[3]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/50	EUR	25,867	23,550
[3]	Italy Buoni Poliennali Del Tesoro	1.700%	9/1/51	EUR	3,953	3,044
[3]	Italy Buoni Poliennali Del Tesoro	2.150%	9/1/52	EUR	135,036	113,837
[3]	Italy Buoni Poliennali Del Tesoro	2.800%	3/1/67	EUR	43,914	41,363
	Republic of Italy	6.000%	8/4/28	GBP	5,370	7,771
						6,161,609
Japan (16.8%)
	Deposit Insurance Corp. of Japan	0.100%	8/6/24	JPY	1,700,000	13,127
	Deposit Insurance Corp. of Japan	0.100%	12/10/24	JPY	1,500,000	11,586
	Development Bank of Japan Inc.	0.645%	3/18/24	JPY	226,100	1,763
	Development Bank of Japan Inc.	0.466%	12/12/24	JPY	270,700	2,111
	Development Bank of Japan Inc.	0.450%	3/13/25	JPY	180,500	1,408
	Development Bank of Japan Inc.	0.425%	9/11/25	JPY	341,600	2,668
	Development Bank of Japan Inc.	0.875%	10/10/25	EUR	26,831	27,783
	Development Bank of Japan Inc.	0.020%	3/16/26	JPY	20,600	159
	Fukuoka Prefecture	0.432%	6/18/49	JPY	160,000	1,071
	Japan	0.005%	4/1/23	JPY	15,291,250	117,941
	Japan	0.005%	5/1/23	JPY	4,500,000	34,712
	Japan	0.005%	6/1/23	JPY	14,500,000	111,855
	Japan	0.100%	6/20/23	JPY	15,478,000	119,532
	Japan	0.800%	6/20/23	JPY	6,188,250	48,168
	Japan	0.800%	6/20/23	JPY	270,800	2,108
	Japan	1.800%	6/20/23	JPY	1,128,150	8,880
	Japan	0.005%	7/1/23	JPY	9,081,050	70,055
	Japan	0.005%	8/1/23	JPY	13,771,400	106,220
	Japan	0.005%	9/1/23	JPY	7,975,850	61,531
	Japan	0.100%	9/20/23	JPY	7,919,500	61,178
	Japan	0.600%	9/20/23	JPY	451,250	3,510
	Japan	0.800%	9/20/23	JPY	566,800	4,421
	Japan	1.900%	9/20/23	JPY	1,378,650	10,914
	Japan	0.005%	10/1/23	JPY	6,009,000	46,362
	Japan	0.005%	11/1/23	JPY	7,500,000	57,862
	Japan	0.005%	12/1/23	JPY	1,307,650	10,088
	Japan	0.100%	12/20/23	JPY	10,204,550	78,850
	Japan	0.600%	12/20/23	JPY	7,066,650	55,048
	Japan	1.900%	12/20/23	JPY	812,150	6,460

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	0.005%	1/1/24	JPY	14,592,000	112,580
Japan	0.005%	2/1/24	JPY	16,500,000	127,289
Japan	0.100%	3/20/24	JPY	13,032,000	100,716
Japan	0.600%	3/20/24	JPY	8,524,200	66,495
Japan	1.900%	3/20/24	JPY	225,650	1,803
Japan	0.005%	4/1/24	JPY	42,455,000	327,538
Japan	0.100%	6/20/24	JPY	10,414,750	80,506
Japan	0.600%	6/20/24	JPY	320,400	2,503
Japan	0.100%	9/20/24	JPY	10,751,150	83,137
Japan	0.500%	9/20/24	JPY	5,730,900	44,737
Japan	2.100%	9/20/24	JPY	588,900	4,770
Japan	0.100%	12/20/24	JPY	9,276,900	71,763
Japan	0.300%	12/20/24	JPY	4,539,600	35,302
Japan	0.500%	12/20/24	JPY	3,488,200	27,267
Japan	0.100%	3/20/25	JPY	7,220,050	55,871
Japan	0.400%	3/20/25	JPY	4,451,600	34,745
Japan	2.000%	3/20/25	JPY	33,900	277
Japan	0.100%	6/20/25	JPY	9,701,950	75,101
Japan	0.400%	6/20/25	JPY	3,745,450	29,263
Japan	1.900%	6/20/25	JPY	519,000	4,243
Japan	2.100%	6/20/25	JPY	1,353,750	11,133
Japan	0.100%	9/20/25	JPY	12,319,550	95,378
Japan	0.400%	9/20/25	JPY	1,441,750	11,274
Japan	2.100%	9/20/25	JPY	90,250	746
Japan	0.100%	12/20/25	JPY	29,526,000	228,619
Japan	0.300%	12/20/25	JPY	10,243,500	79,886
Japan	2.000%	12/20/25	JPY	1,507,200	12,472
Japan	0.005%	3/20/26	JPY	32,612,250	251,614
Japan	0.100%	3/20/26	JPY	2,301,400	17,820
Japan	2.100%	3/20/26	JPY	388,100	3,237
Japan	2.200%	3/20/26	JPY	361,000	3,022
Japan	0.005%	6/20/26	JPY	40,630,850	313,417
Japan	0.100%	6/20/26	JPY	2,451,800	18,985
Japan	0.005%	9/20/26	JPY	31,967,200	246,523
Japan	0.100%	9/20/26	JPY	3,139,000	24,307
Japan	2.200%	9/20/26	JPY	27,150	229
Japan	2.300%	9/20/26	JPY	15,850	134
Japan	0.005%	12/20/26	JPY	32,700,000	252,082
Japan	0.100%	12/20/26	JPY	5,846,000	45,263
Japan	2.100%	12/20/26	JPY	2,256,300	19,081
Japan	0.005%	3/20/27	JPY	30,000,000	231,210
Japan	0.100%	3/20/27	JPY	5,069,850	39,252
Japan	2.000%	3/20/27	JPY	451,250	3,816
Japan	2.100%	3/20/27	JPY	158,000	1,342
Japan	0.100%	6/20/27	JPY	3,828,900	29,634
Japan	2.300%	6/20/27	JPY	9,100	78
Japan	0.100%	9/20/27	JPY	5,071,950	39,237
Japan	2.200%	9/20/27	JPY	6,800	59
Japan	0.100%	12/20/27	JPY	5,285,950	40,870
Japan	2.100%	12/20/27	JPY	1,011,300	8,696
Japan	0.100%	3/20/28	JPY	3,709,300	28,661
Japan	2.200%	3/20/28	JPY	1,782,450	15,466
Japan	2.400%	3/20/28	JPY	2,639,850	23,145
Japan	0.100%	6/20/28	JPY	3,948,500	30,488
Japan	2.400%	6/20/28	JPY	464,800	4,093

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	0.100%	9/20/28	JPY	6,191,350	47,767
Japan	2.100%	9/20/28	JPY	2,764,350	24,038
Japan	2.200%	9/20/28	JPY	541,550	4,736
Japan	0.100%	12/20/28	JPY	6,387,100	49,235
Japan	1.900%	12/20/28	JPY	3,267,150	28,181
Japan	2.100%	12/20/28	JPY	270,800	2,363
Japan	0.100%	3/20/29	JPY	3,623,450	27,906
Japan	1.900%	3/20/29	JPY	1,872,700	16,202
Japan	2.100%	3/20/29	JPY	2,036,550	17,835
Japan	0.100%	6/20/29	JPY	9,766,600	75,137
Japan	2.100%	6/20/29	JPY	2,495,500	21,929
Japan	0.100%	9/20/29	JPY	17,636,500	135,537
Japan	2.100%	9/20/29	JPY	3,871,750	34,131
Japan	2.800%	9/20/29	JPY	1,218,450	11,223
Japan	0.100%	12/20/29	JPY	17,840,950	136,937
Japan	2.100%	12/20/29	JPY	3,384,400	29,930
Japan	2.200%	12/20/29	JPY	2,590,250	23,058
Japan	0.100%	3/20/30	JPY	18,440,450	141,354
Japan	2.100%	3/20/30	JPY	36,150	321
Japan	2.200%	3/20/30	JPY	2,842,950	25,389
Japan	2.300%	5/20/30	JPY	76,750	692
Japan	0.100%	6/20/30	JPY	15,105,750	115,640
Japan	1.600%	6/20/30	JPY	257,250	2,209
Japan	1.800%	6/20/30	JPY	18,100	158
Japan	2.000%	6/20/30	JPY	2,256,300	19,939
Japan	0.100%	9/20/30	JPY	20,403,000	156,053
Japan	1.800%	9/20/30	JPY	631,800	5,520
Japan	1.900%	9/20/30	JPY	1,972,000	17,356
Japan	0.100%	12/20/30	JPY	35,580,300	271,897
Japan	2.000%	12/20/30	JPY	1,353,800	12,041
Japan	2.100%	12/20/30	JPY	3,686,800	33,033
Japan	0.100%	3/20/31	JPY	33,420,900	255,147
Japan	1.900%	3/20/31	JPY	2,707,550	23,972
Japan	2.000%	3/20/31	JPY	5,496,250	49,035
Japan	2.200%	3/20/31	JPY	225,650	2,044
Japan	0.100%	6/20/31	JPY	47,733,250	364,044
Japan	1.800%	6/20/31	JPY	2,100,650	18,509
Japan	1.900%	6/20/31	JPY	2,685,000	23,845
Japan	0.100%	9/20/31	JPY	39,951,250	304,440
Japan	1.700%	9/20/31	JPY	11,281,350	98,876
Japan	1.800%	9/20/31	JPY	3,418,250	30,204
Japan	0.100%	12/20/31	JPY	31,600,000	240,611
Japan	1.700%	12/20/31	JPY	3,023,400	26,570
Japan	1.800%	12/20/31	JPY	12,199,550	108,106
Japan	0.200%	3/20/32	JPY	22,000,000	168,989
Japan	1.600%	3/20/32	JPY	4,038,700	35,279
Japan	1.700%	3/20/32	JPY	1,444,050	12,723
Japan	1.800%	3/20/32	JPY	509,950	4,531
Japan	1.500%	6/20/32	JPY	2,842,950	24,666
Japan	1.600%	6/20/32	JPY	1,402,500	12,276
Japan	1.700%	9/20/32	JPY	6,673,600	59,029
Japan	1.700%	12/20/32	JPY	5,067,600	44,899
Japan	1.800%	12/20/32	JPY	2,707,550	24,208
Japan	1.500%	3/20/33	JPY	5,624,050	48,980
Japan	1.600%	3/20/33	JPY	4,767,050	41,910

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	1.700%	6/20/33	JPY	699,450	6,217
Japan	1.700%	6/20/33	JPY	5,650,650	50,222
Japan	1.700%	9/20/33	JPY	5,304,400	47,211
Japan	1.600%	12/20/33	JPY	4,918,700	43,409
Japan	2.000%	12/20/33	JPY	225,650	2,071
Japan	1.500%	3/20/34	JPY	6,085,250	53,217
Japan	2.400%	3/20/34	JPY	1,669,650	15,949
Japan	1.500%	6/20/34	JPY	5,618,150	49,176
Japan	2.500%	6/20/34	JPY	908,400	8,782
Japan	1.400%	9/20/34	JPY	10,712,800	92,843
Japan	2.500%	9/20/34	JPY	180,500	1,749
Japan	1.200%	12/20/34	JPY	6,599,300	55,973
Japan	2.400%	12/20/34	JPY	1,037,900	9,985
Japan	1.200%	3/20/35	JPY	10,653,150	90,361
Japan	2.300%	3/20/35	JPY	1,128,150	10,769
Japan	1.300%	6/20/35	JPY	9,538,300	81,845
Japan	2.300%	6/20/35	JPY	1,615,500	15,452
Japan	1.200%	9/20/35	JPY	9,742,000	82,626
Japan	2.500%	9/20/35	JPY	451,250	4,415
Japan	1.000%	12/20/35	JPY	8,801,100	72,849
Japan	2.300%	12/20/35	JPY	1,132,650	10,875
Japan	0.400%	3/20/36	JPY	8,432,850	64,519
Japan	2.500%	3/20/36	JPY	996,400	9,790
Japan	0.200%	6/20/36	JPY	14,506,350	107,704
Japan	2.500%	6/20/36	JPY	654,350	6,442
Japan	0.500%	9/20/36	JPY	10,997,000	84,960
Japan	2.500%	9/20/36	JPY	270,800	2,671
Japan	0.600%	12/20/36	JPY	13,000,350	101,656
Japan	2.300%	12/20/36	JPY	364,600	3,524
Japan	0.700%	3/20/37	JPY	14,479,550	114,616
Japan	2.400%	3/20/37	JPY	1,630,850	15,967
Japan	0.600%	6/20/37	JPY	10,224,050	79,672
Japan	0.600%	9/20/37	JPY	14,533,150	113,073
Japan	2.500%	9/20/37	JPY	7,750	77
Japan	0.600%	12/20/37	JPY	8,395,400	65,214
Japan	0.500%	3/20/38	JPY	17,375,550	132,712
Japan	2.500%	3/20/38	JPY	1,316,300	13,132
Japan	0.500%	6/20/38	JPY	12,423,000	94,698
Japan	0.700%	9/20/38	JPY	22,811,600	179,021
Japan	2.400%	9/20/38	JPY	1,142,600	11,302
Japan	0.500%	12/20/38	JPY	15,661,900	118,899
Japan	0.400%	3/20/39	JPY	11,461,400	85,417
Japan	2.300%	3/20/39	JPY	2,034,250	19,933
Japan	0.300%	6/20/39	JPY	9,855,350	72,034
Japan	0.300%	9/20/39	JPY	9,151,250	66,705
Japan	2.200%	9/20/39	JPY	4,028,800	39,064
Japan	0.300%	12/20/39	JPY	11,091,800	80,624
Japan	0.400%	3/20/40	JPY	10,001,150	73,789
Japan	2.300%	3/20/40	JPY	2,066,750	20,348
Japan	0.400%	6/20/40	JPY	13,126,000	96,586
Japan	0.400%	9/20/40	JPY	15,144,850	111,145
Japan	2.000%	9/20/40	JPY	8,112,550	76,795
Japan	0.500%	12/20/40	JPY	21,851,400	162,862
Japan	0.500%	3/20/41	JPY	21,759,500	161,758
Japan	2.200%	3/20/41	JPY	5,987,250	58,364

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	0.400%	6/20/41	JPY	22,087,550	160,739
Japan	0.500%	9/20/41	JPY	22,043,700	163,022
Japan	2.000%	9/20/41	JPY	5,819,850	55,183
Japan	0.500%	12/20/41	JPY	22,200,000	163,692
Japan	0.800%	3/20/42	JPY	11,660,000	90,730
Japan	2.000%	3/20/42	JPY	6,871,200	65,186
Japan	1.900%	9/20/42	JPY	8,543,150	79,947
Japan	1.800%	3/20/43	JPY	3,716,050	34,289
Japan	1.900%	6/20/43	JPY	3,341,850	31,360
Japan	1.800%	9/20/43	JPY	2,687,300	24,832
Japan	1.700%	12/20/43	JPY	4,360,850	39,658
Japan	1.700%	3/20/44	JPY	4,303,500	39,155
Japan	1.700%	6/20/44	JPY	2,890,500	26,312
Japan	1.700%	9/20/44	JPY	5,279,550	48,078
Japan	1.500%	12/20/44	JPY	4,699,800	41,324
Japan	1.500%	3/20/45	JPY	5,409,950	47,573
Japan	1.600%	6/20/45	JPY	1,895,300	16,974
Japan	1.400%	9/20/45	JPY	1,640,600	14,159
Japan	1.400%	12/20/45	JPY	4,441,300	38,325
Japan	0.800%	3/20/46	JPY	4,984,850	38,033
Japan	0.300%	6/20/46	JPY	7,017,300	47,572
Japan	0.500%	9/20/46	JPY	6,303,400	44,751
Japan	0.600%	12/20/46	JPY	4,805,900	34,865
Japan	0.800%	3/20/47	JPY	5,643,250	42,804
Japan	0.800%	6/20/47	JPY	6,898,150	52,249
Japan	0.800%	9/20/47	JPY	6,105,700	46,186
Japan	0.800%	12/20/47	JPY	9,619,450	72,669
Japan	0.800%	3/20/48	JPY	9,840,200	74,237
Japan	2.400%	3/20/48	JPY	361,000	3,750
Japan	0.700%	6/20/48	JPY	14,167,300	104,197
Japan	0.900%	9/20/48	JPY	6,044,300	46,565
Japan	0.700%	12/20/48	JPY	7,816,900	57,305
Japan	0.500%	3/20/49	JPY	6,671,800	46,385
Japan	2.200%	3/20/49	JPY	733,300	7,384
Japan	0.400%	6/20/49	JPY	8,587,750	57,989
Japan	0.400%	9/20/49	JPY	7,677,600	51,719
Japan	0.400%	12/20/49	JPY	7,027,100	47,221
Japan	0.400%	3/20/50	JPY	7,178,600	48,121
Japan	2.200%	3/20/50	JPY	1,010,800	10,211
Japan	0.600%	6/20/50	JPY	9,863,100	69,698
Japan	0.600%	9/20/50	JPY	8,258,800	58,244
Japan	0.700%	12/20/50	JPY	13,188,850	95,367
Japan	0.700%	3/20/51	JPY	13,603,950	98,194
Japan	2.200%	3/20/51	JPY	1,379,900	13,979
Japan	0.700%	6/20/51	JPY	16,351,850	117,812
Japan	0.700%	9/20/51	JPY	13,558,800	97,508
Japan	0.700%	12/20/51	JPY	15,850,000	113,741
Japan	1.000%	3/20/52	JPY	6,000,000	46,573
Japan	2.000%	3/20/52	JPY	3,193,100	31,158
Japan	1.900%	3/20/53	JPY	1,435,950	13,780
Japan	1.700%	3/20/54	JPY	3,237,800	29,843
Japan	1.400%	3/20/55	JPY	3,467,850	29,820
Japan	0.400%	3/20/56	JPY	6,780,950	43,381
Japan	0.900%	3/20/57	JPY	9,440,100	70,698
Japan	0.800%	3/20/58	JPY	10,430,100	75,535

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	0.500%	3/20/59	JPY	10,100,850	65,757
Japan	0.500%	3/20/60	JPY	13,887,550	89,956
Japan	0.700%	3/20/61	JPY	14,735,200	102,200
Japan Expressway Holding and Debt Repayment Agency	0.765%	9/20/22	JPY	90,000	695
Japan Expressway Holding and Debt Repayment Agency	0.796%	9/20/22	JPY	140,000	1,082
Japan Expressway Holding and Debt Repayment Agency	0.815%	2/28/23	JPY	251,700	1,953
Japan Expressway Holding and Debt Repayment Agency	0.541%	4/28/23	JPY	372,800	2,888
Japan Expressway Holding and Debt Repayment Agency	0.882%	6/30/23	JPY	368,700	2,870
Japan Expressway Holding and Debt Repayment Agency	0.911%	7/31/23	JPY	586,700	4,573
Japan Expressway Holding and Debt Repayment Agency	0.801%	9/29/23	JPY	31,800	248
Japan Expressway Holding and Debt Repayment Agency	0.669%	11/30/23	JPY	451,300	3,514
Japan Expressway Holding and Debt Repayment Agency	0.693%	12/28/23	JPY	225,600	1,758
Japan Expressway Holding and Debt Repayment Agency	0.660%	2/29/24	JPY	902,600	7,038
Japan Expressway Holding and Debt Repayment Agency	0.645%	3/29/24	JPY	459,100	3,580
Japan Expressway Holding and Debt Repayment Agency	0.669%	4/30/24	JPY	466,900	3,645
Japan Expressway Holding and Debt Repayment Agency	0.660%	5/31/24	JPY	483,100	3,773
Japan Expressway Holding and Debt Repayment Agency	0.601%	7/31/24	JPY	902,500	7,046
Japan Expressway Holding and Debt Repayment Agency	0.544%	9/30/24	JPY	11,400	89
Japan Expressway Holding and Debt Repayment Agency	0.539%	10/31/24	JPY	451,300	3,523
Japan Expressway Holding and Debt Repayment Agency	0.495%	11/29/24	JPY	686,000	5,351
Japan Expressway Holding and Debt Repayment Agency	0.466%	12/27/24	JPY	902,600	7,039
Japan Expressway Holding and Debt Repayment Agency	0.320%	1/31/25	JPY	180,500	1,402
Japan Expressway Holding and Debt Repayment Agency	0.414%	2/28/25	JPY	184,500	1,438
Japan Expressway Holding and Debt Repayment Agency	0.450%	3/31/25	JPY	235,400	1,837
Japan Expressway Holding and Debt Repayment Agency	0.509%	5/30/25	JPY	261,800	2,048
Japan Expressway Holding and Debt Repayment Agency	0.557%	7/31/25	JPY	6,400	50
Japan Expressway Holding and Debt Repayment Agency	0.440%	8/29/25	JPY	29,000	227
Japan Expressway Holding and Debt Repayment Agency	0.320%	1/30/26	JPY	339,000	2,640
Japan Expressway Holding and Debt Repayment Agency	0.145%	2/27/26	JPY	5,500	43
Japan Expressway Holding and Debt Repayment Agency	2.450%	3/19/26	JPY	80,000	661

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan Expressway Holding and Debt Repayment Agency	2.280%	4/20/27	JPY	40,000	341
Japan Expressway Holding and Debt Repayment Agency	0.140%	4/30/27	JPY	1,057,100	8,179
Japan Expressway Holding and Debt Repayment Agency	0.110%	5/31/27	JPY	5,000	39
Japan Expressway Holding and Debt Repayment Agency	0.130%	6/30/27	JPY	95,500	738
Japan Expressway Holding and Debt Repayment Agency	0.160%	7/30/27	JPY	100,000	774
Japan Expressway Holding and Debt Repayment Agency	0.155%	8/31/27	JPY	270,800	2,094
Japan Expressway Holding and Debt Repayment Agency	0.090%	9/30/27	JPY	1,339,800	10,324
Japan Expressway Holding and Debt Repayment Agency	2.340%	10/20/27	JPY	330,000	2,849
Japan Expressway Holding and Debt Repayment Agency	0.170%	10/29/27	JPY	541,600	4,191
Japan Expressway Holding and Debt Repayment Agency	0.160%	11/30/27	JPY	270,700	2,093
Japan Expressway Holding and Debt Repayment Agency	2.250%	12/20/27	JPY	50,000	431
Japan Expressway Holding and Debt Repayment Agency	0.185%	1/31/28	JPY	278,900	2,159
Japan Expressway Holding and Debt Repayment Agency	2.420%	6/20/28	JPY	400,000	3,505
Japan Expressway Holding and Debt Repayment Agency	2.370%	9/20/28	JPY	50,000	438
Japan Expressway Holding and Debt Repayment Agency	2.410%	4/20/29	JPY	200,000	1,776
Japan Expressway Holding and Debt Repayment Agency	2.100%	12/28/29	JPY	300,000	2,641
Japan Expressway Holding and Debt Repayment Agency	1.427%	7/31/34	JPY	400,000	3,452
Japan Expressway Holding and Debt Repayment Agency	1.338%	10/31/34	JPY	1,600,000	13,682
Japan Expressway Holding and Debt Repayment Agency	0.970%	1/31/35	JPY	900,000	7,385
Japan Expressway Holding and Debt Repayment Agency	1.240%	7/31/35	JPY	300,000	2,543
Japan Expressway Holding and Debt Repayment Agency	1.119%	10/31/35	JPY	100,000	836
Japan Expressway Holding and Debt Repayment Agency	0.934%	1/31/36	JPY	1,600,000	13,065
Japan Expressway Holding and Debt Repayment Agency	0.306%	4/30/36	JPY	100,000	751
Japan Expressway Holding and Debt Repayment Agency	0.149%	7/31/36	JPY	1,000,000	7,325
Japan Expressway Holding and Debt Repayment Agency	0.397%	10/31/36	JPY	700,000	5,303
Japan Expressway Holding and Debt Repayment Agency	0.591%	1/29/38	JPY	1,300,000	10,024
Japan Expressway Holding and Debt Repayment Agency	0.538%	5/31/38	JPY	400,000	3,052
Japan Expressway Holding and Debt Repayment Agency	0.625%	8/31/38	JPY	400,000	3,087
Japan Expressway Holding and Debt Repayment Agency	0.500%	9/17/38	JPY	100,000	748

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan Expressway Holding and Debt Repayment Agency	0.625%	9/30/38	JPY	500,000	3,857
Japan Expressway Holding and Debt Repayment Agency	0.500%	3/18/39	JPY	100,000	744
Japan Expressway Holding and Debt Repayment Agency	2.300%	2/29/40	JPY	100,000	979
Japan Expressway Holding and Debt Repayment Agency	2.960%	3/19/46	JPY	160,000	1,747
Japan Expressway Holding and Debt Repayment Agency	2.870%	12/20/46	JPY	40,000	433
Japan Expressway Holding and Debt Repayment Agency	2.700%	3/20/48	JPY	930,000	9,872
Japan Expressway Holding and Debt Repayment Agency	0.686%	7/31/48	JPY	200,000	1,446
Japan Expressway Holding and Debt Repayment Agency	0.542%	5/31/49	JPY	500,000	3,463
Japan Expressway Holding and Debt Repayment Agency	0.422%	12/28/49	JPY	500,000	3,340
Japan Expressway Holding and Debt Repayment Agency	0.306%	3/31/50	JPY	200,000	1,289
Japan Expressway Holding and Debt Repayment Agency	1.861%	3/19/55	JPY	1,090,000	10,054
Japan Finance Corp.	0.001%	7/31/24	JPY	930,000	7,164
Japan Finance Organization for Municipalities	0.815%	2/17/23	JPY	676,900	5,249
Japan Finance Organization for Municipalities	0.576%	4/28/23	JPY	370,000	2,855
Japan Finance Organization for Municipalities	0.882%	6/16/23	JPY	451,300	3,512
Japan Finance Organization for Municipalities	0.311%	7/28/23	JPY	820,000	6,343
Japan Finance Organization for Municipalities	0.922%	7/28/23	JPY	140,000	1,091
Japan Finance Organization for Municipalities	0.835%	8/14/23	JPY	24,400	190
Japan Finance Organization for Municipalities	0.801%	9/15/23	JPY	22,600	176
Japan Finance Organization for Municipalities	0.669%	11/17/23	JPY	712,600	5,548
Japan Finance Organization for Municipalities	0.660%	2/16/24	JPY	451,300	3,518
Japan Finance Organization for Municipalities	0.669%	4/12/24	JPY	699,500	5,460
Japan Finance Organization for Municipalities	0.660%	5/21/24	JPY	1,380,000	10,777
Japan Finance Organization for Municipalities	0.391%	4/25/25	JPY	101,600	792
Japan Finance Organization for Municipalities	0.484%	6/13/25	JPY	91,300	702
Japan Finance Organization for Municipalities	0.320%	1/19/26	JPY	451,300	3,446
Japan Finance Organization for Municipalities	0.145%	2/16/26	JPY	40,700	309
Japan Finance Organization for Municipalities	0.020%	3/13/26	JPY	67,700	511
Japan Finance Organization for Municipalities	0.140%	4/16/27	JPY	112,900	873
Japan Finance Organization for Municipalities	0.110%	5/21/27	JPY	676,900	5,227

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan Finance Organization for Municipalities	0.160%	7/16/27	JPY	459,100	3,553
Japan Finance Organization for Municipalities	0.170%	10/15/27	JPY	451,300	3,499
Japan Finance Organization for Municipalities	0.160%	11/15/27	JPY	902,500	6,992
Japan Finance Organization for Municipalities	0.155%	12/17/27	JPY	100,000	773
Japan Finance Organization for Municipalities	0.185%	1/21/28	JPY	902,500	6,986
Japan Finance Organization for Municipalities	0.195%	2/15/28	JPY	5,900	46
Japan Finance Organization for Municipalities	0.145%	3/14/28	JPY	116,000	896
Japan Finance Organization for Municipalities	2.290%	4/27/29	JPY	40,000	352
Japan Finance Organization for Municipalities	2.220%	1/28/30	JPY	1,630,000	14,469
Japan Finance Organization for Municipalities	0.224%	3/28/31	JPY	280,000	2,142
Japan Highway Public Corp.	1.540%	12/20/22	JPY	230,000	1,789
Japan Housing Finance Agency	0.040%	6/20/25	JPY	10,000	77
Japan Housing Finance Agency	0.075%	10/20/26	JPY	1,900,000	14,629
Major Joint Local Government Bond	0.910%	7/25/23	JPY	225,700	1,758
Major Joint Local Government Bond	0.820%	8/25/23	JPY	40,700	317
Major Joint Local Government Bond	0.680%	10/25/23	JPY	90,300	703
Major Joint Local Government Bond	0.660%	11/24/23	JPY	649,800	5,056
Major Joint Local Government Bond	0.710%	12/25/23	JPY	1,669,600	13,012
Major Joint Local Government Bond	0.760%	1/25/24	JPY	676,900	5,283
Major Joint Local Government Bond	0.689%	4/25/24	JPY	112,900	882
Major Joint Local Government Bond	0.674%	5/24/24	JPY	180,500	1,410
Major Joint Local Government Bond	0.659%	6/25/24	JPY	361,000	2,820
Major Joint Local Government Bond	0.611%	7/25/24	JPY	475,000	3,709
Major Joint Local Government Bond	0.566%	8/23/24	JPY	225,700	1,761
Major Joint Local Government Bond	0.554%	9/25/24	JPY	676,900	5,282
Major Joint Local Government Bond	0.456%	12/25/24	JPY	1,083,100	8,431
Major Joint Local Government Bond	0.448%	2/25/25	JPY	1,037,900	8,094
Major Joint Local Government Bond	0.470%	3/25/25	JPY	789,800	6,165
Major Joint Local Government Bond	0.406%	4/25/25	JPY	1,647,100	12,836
Major Joint Local Government Bond	0.553%	5/23/25	JPY	2,301,500	18,018
Major Joint Local Government Bond	0.548%	6/25/25	JPY	1,173,300	9,042
Major Joint Local Government Bond	0.553%	7/25/25	JPY	561,300	4,325
Major Joint Local Government Bond	0.500%	8/25/25	JPY	722,000	5,554
Major Joint Local Government Bond	0.510%	9/25/25	JPY	979,500	7,536
Major Joint Local Government Bond	0.496%	11/25/25	JPY	451,300	3,470
Major Joint Local Government Bond	0.469%	12/25/25	JPY	2,301,500	17,674
Major Joint Local Government Bond	0.060%	8/25/26	JPY	5,900	45
Major Joint Local Government Bond	0.060%	10/23/26	JPY	4,000	31
Major Joint Local Government Bond	0.145%	12/25/26	JPY	1,489,200	11,524
Major Joint Local Government Bond	0.180%	1/25/27	JPY	1,394,400	10,533
Major Joint Local Government Bond	0.245%	2/25/27	JPY	767,200	5,964
Major Joint Local Government Bond	0.210%	3/25/27	JPY	879,100	6,822
Major Joint Local Government Bond	0.215%	10/25/27	JPY	357,500	2,770
Major Joint Local Government Bond	0.240%	2/25/28	JPY	216,200	1,677
Major Joint Local Government Bond	0.180%	4/25/28	JPY	2,572,200	19,876
Major Joint Local Government Bond	0.200%	5/25/28	JPY	401,700	3,107

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Major Joint Local Government Bond	0.205%	6/23/28	JPY	472,000	3,651
	Major Joint Local Government Bond	0.175%	7/25/28	JPY	1,165,600	8,996
	Major Joint Local Government Bond	0.245%	8/25/28	JPY	153,500	1,190
	Major Joint Local Government Bond	0.250%	9/25/28	JPY	614,900	4,766
	Major Joint Local Government Bond	0.160%	1/25/29	JPY	1,026,500	7,900
	Major Joint Local Government Bond	0.140%	2/22/29	JPY	721,900	5,546
	Major Joint Local Government Bond	0.100%	4/25/29	JPY	1,067,900	8,175
	Major Joint Local Government Bond	0.110%	5/25/29	JPY	1,500,000	11,486
	Major Joint Local Government Bond	0.050%	9/25/29	JPY	22,600	172
	Major Joint Local Government Bond	0.070%	11/22/29	JPY	1,495,200	11,384
	Major Joint Local Government Bond	0.095%	2/25/30	JPY	313,600	2,388
	Major Joint Local Government Bond	0.150%	6/25/30	JPY	451,300	3,447
	Major Joint Local Government Bond	0.125%	8/23/30	JPY	58,500	446
	Major Joint Local Government Bond	0.150%	9/25/30	JPY	19,600	150
	Major Joint Local Government Bond	0.125%	10/25/30	JPY	914,500	6,961
	Major Joint Local Government Bond	0.120%	11/25/30	JPY	29,400	224
	Major Joint Local Government Bond	0.130%	1/24/31	JPY	200,000	1,521
	Major Joint Local Government Bond	0.145%	2/25/31	JPY	684,200	5,210
	Major Joint Local Government Bond	0.204%	3/25/31	JPY	2,150,000	16,452
	Major Joint Local Government Bond	0.199%	4/25/31	JPY	2,163,500	16,543
	Major Joint Local Government Bond	0.145%	6/25/31	JPY	557,600	4,242
	Osaka Prefecture	1.453%	9/26/34	JPY	120,000	1,036
	Osaka Prefecture	0.366%	9/28/35	JPY	1,730,000	13,132
	Osaka Prefecture	1.203%	9/28/35	JPY	170,000	1,430
	Tokyo Metropolitan Government	0.700%	9/20/23	JPY	203,100	1,580
	Tokyo Metropolitan Government	0.720%	12/20/23	JPY	13,600	106
	Tokyo Metropolitan Government	0.730%	12/20/23	JPY	902,600	7,036
	Tokyo Metropolitan Government	0.635%	3/19/24	JPY	316,000	2,463
	Tokyo Metropolitan Government	0.690%	3/19/24	JPY	85,800	669
	Tokyo Metropolitan Government	0.505%	9/20/24	JPY	315,900	2,463
	Tokyo Metropolitan Government	0.426%	12/20/24	JPY	63,300	485
	Tokyo Metropolitan Government	0.386%	3/19/25	JPY	451,300	3,463
	Tokyo Metropolitan Government	0.435%	3/19/25	JPY	1,117,900	8,565
	Tokyo Metropolitan Government	0.499%	6/20/25	JPY	338,500	2,601
	Tokyo Metropolitan Government	0.533%	6/20/25	JPY	225,700	1,736
	Tokyo Metropolitan Government	0.456%	9/19/25	JPY	225,700	1,733
	Tokyo Metropolitan Government	0.475%	9/19/25	JPY	496,500	3,809
	Tokyo Metropolitan Government	0.444%	12/19/25	JPY	302,400	2,320
	Tokyo Metropolitan Government	0.075%	9/18/26	JPY	80,100	618
	Tokyo Metropolitan Government	0.210%	3/19/27	JPY	902,500	7,004
	Tokyo Metropolitan Government	0.040%	6/20/29	JPY	1,522,000	11,590
	Tokyo Metropolitan Government	0.095%	9/20/30	JPY	1,189,400	9,039
	Tokyo Metropolitan Government	0.150%	12/20/30	JPY	810,800	6,184
	Tokyo Metropolitan Government	0.080%	3/20/31	JPY	11,800	89
	Tokyo Metropolitan Government	1.980%	6/20/31	JPY	90,000	799
	Tokyo Metropolitan Government	1.293%	6/20/35	JPY	50,000	426
						15,392,969
Jersey (0.0%)
	Bailiwick of Jersey	3.750%	6/9/54	GBP	682	1,003
Kazakhstan (0.0%)
[3]	Republic of Kazakhstan	1.550%	11/9/23	EUR	1,422	1,484
	Republic of Kazakhstan	1.550%	11/9/23	EUR	904	943
	Republic of Kazakhstan	0.600%	9/30/26	EUR	758	710
[3]	Republic of Kazakhstan	0.600%	9/30/26	EUR	2,844	2,664
	Republic of Kazakhstan	2.375%	11/9/28	EUR	4,513	4,374

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Republic of Kazakhstan	1.500%	9/30/34	EUR	2,166	1,755
						11,930
Latvia (0.0%)
	Republic of Latvia	2.875%	4/30/24	EUR	452	494
Lithuania (0.0%)
	Republic of Lithuania	2.125%	10/29/26	EUR	6,228	6,756
Luxembourg (0.0%)
	Grand Duchy of Luxembourg	2.250%	3/19/28	EUR	1,355	1,500
Malaysia (0.8%)
	Federation of Malaysia	3.757%	4/20/23	MYR	45,126	10,495
	Federation of Malaysia	3.800%	8/17/23	MYR	74,458	17,364
	Federation of Malaysia	3.478%	6/14/24	MYR	117,326	26,950
	Federation of Malaysia	4.181%	7/15/24	MYR	64,079	14,932
	Federation of Malaysia	4.059%	9/30/24	MYR	24,368	5,662
	Federation of Malaysia	3.882%	3/14/25	MYR	64,269	14,886
	Federation of Malaysia	3.955%	9/15/25	MYR	210,735	48,633
	Federation of Malaysia	4.392%	4/15/26	MYR	31,588	7,379
	Federation of Malaysia	3.906%	7/15/26	MYR	116,426	26,715
	Federation of Malaysia	3.900%	11/30/26	MYR	159,340	36,540
	Federation of Malaysia	3.892%	3/15/27	MYR	98	22
	Federation of Malaysia	3.899%	11/16/27	MYR	73,772	16,699
	Federation of Malaysia	3.733%	6/15/28	MYR	115,701	25,752
	Federation of Malaysia	3.885%	8/15/29	MYR	101,494	22,370
	Federation of Malaysia	4.498%	4/15/30	MYR	63,401	14,506
	Federation of Malaysia	2.632%	4/15/31	MYR	35,904	7,086
	Federation of Malaysia	4.232%	6/30/31	MYR	9,342	2,082
	Federation of Malaysia	4.127%	4/15/32	MYR	11,282	2,490
	Federation of Malaysia	4.193%	10/7/32	MYR	20,000	4,487
	Federation of Malaysia	3.844%	4/15/33	MYR	82,220	17,421
	Federation of Malaysia	4.642%	11/7/33	MYR	58,808	13,317
	Federation of Malaysia	3.828%	7/5/34	MYR	105,751	22,070
	Federation of Malaysia	4.254%	5/31/35	MYR	48,284	10,390
	Federation of Malaysia	4.762%	4/7/37	MYR	56,029	12,729
	Federation of Malaysia	4.893%	6/8/38	MYR	89,122	20,152
	Federation of Malaysia	3.757%	5/22/40	MYR	63,176	12,410
	Federation of Malaysia	4.696%	10/15/42	MYR	20,000	4,468
	Federation of Malaysia	4.935%	9/30/43	MYR	8,611	1,960
	Federation of Malaysia	4.736%	3/15/46	MYR	15,795	3,476
	Federation of Malaysia	4.921%	7/6/48	MYR	51,443	11,739
	Federation of Malaysia	4.065%	6/15/50	MYR	46,895	9,122
	Malaysia Government Investment Issue	3.151%	5/15/23	MYR	10,000	2,312
	Malaysia Government Investment Issue	4.444%	5/22/24	MYR	6,366	1,489
	Malaysia Government Investment Issue	3.655%	10/15/24	MYR	155,562	35,847
	Malaysia Government Investment Issue	3.726%	3/31/26	MYR	143,586	32,789
	Malaysia Government Investment Issue	3.422%	9/30/27	MYR	105,614	23,500
	Malaysia Government Investment Issue	4.369%	10/31/28	MYR	92,000	21,188
	Malaysia Government Investment Issue	4.130%	7/9/29	MYR	65,913	14,783
	Malaysia Government Investment Issue	3.465%	10/15/30	MYR	164,171	35,040
	Malaysia Government Investment Issue	4.724%	6/15/33	MYR	44,759	10,275
	Malaysia Government Investment Issue	4.582%	8/30/33	MYR	15,000	3,423
	Malaysia Government Investment Issue	4.119%	11/30/34	MYR	78,936	16,866
	Malaysia Government Investment Issue	4.786%	10/31/35	MYR	17,000	3,887
	Malaysia Government Investment Issue	3.447%	7/15/36	MYR	94,320	18,534
	Malaysia Government Investment Issue	4.755%	8/4/37	MYR	20,000	4,489

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Malaysia Government Investment Issue	4.467%	9/15/39	MYR	99,586	21,262
Malaysia Government Investment Issue	4.417%	9/30/41	MYR	62,529	13,241
Malaysia Government Investment Issue	4.638%	11/15/49	MYR	112,976	24,231
					727,460
Mexico (0.7%)
Mexican Bonos	8.000%	12/7/23	MXN	854,600	41,289
Mexican Bonos	8.000%	9/5/24	MXN	1,381,800	66,216
Mexican Bonos	10.000%	12/5/24	MXN	1,014,600	50,762
Mexican Bonos	5.750%	3/5/26	MXN	1,839,800	80,515
Mexican Bonos	5.500%	3/4/27	MXN	250,000	10,538
Mexican Bonos	7.500%	6/3/27	MXN	1,085,100	49,849
Mexican Bonos	8.500%	5/31/29	MXN	994,200	47,263
Mexican Bonos	7.750%	5/29/31	MXN	1,414,400	63,551
Mexican Bonos	7.750%	11/23/34	MXN	318,400	13,937
Mexican Bonos	10.000%	11/20/36	MXN	261,800	13,680
Mexican Bonos	8.500%	11/18/38	MXN	759,900	35,140
Mexican Bonos	7.750%	11/13/42	MXN	936,500	39,713
Mexican Bonos	8.000%	11/7/47	MXN	720,100	31,028
United Mexican States	1.375%	1/15/25	EUR	4,861	5,033
United Mexican States	1.625%	4/8/26	EUR	1,853	1,890
United Mexican States	1.350%	9/18/27	EUR	2,740	2,676
United Mexican States	1.750%	4/17/28	EUR	7,447	7,180
United Mexican States	3.625%	4/9/29	EUR	4,152	4,420
United Mexican States	1.125%	1/17/30	EUR	3,444	3,016
United Mexican States	2.375%	2/11/30	EUR	5,000	4,779
United Mexican States	3.375%	2/23/31	EUR	5,123	5,227
United Mexican States	1.450%	10/25/33	EUR	3,484	2,791
United Mexican States	2.250%	8/12/36	EUR	5,976	4,940
United Mexican States	2.875%	4/8/39	EUR	4,461	3,804
United Mexican States	3.000%	3/6/45	EUR	2,528	2,132
United Mexican States	2.125%	10/25/51	EUR	9,932	6,620
United Mexican States	5.625%	3/19/14	GBP	2,946	3,500
United Mexican States	4.000%	3/15/15	EUR	1,535	1,307
					602,796
Netherlands (1.8%)
BNG Bank NV	3.875%	5/26/23	EUR	12,635	13,848
BNG Bank NV	0.050%	7/11/23	EUR	8,000	8,413
BNG Bank NV	5.250%	5/20/24	AUD	3,610	2,658
BNG Bank NV	0.250%	6/7/24	EUR	2,708	2,822
BNG Bank NV	0.050%	7/13/24	EUR	11,282	11,672
BNG Bank NV	1.125%	9/4/24	EUR	633	672
BNG Bank NV	0.200%	11/9/24	EUR	9,025	9,328
BNG Bank NV	0.250%	5/7/25	EUR	12,884	13,268
BNG Bank NV	3.250%	7/15/25	AUD	4,581	3,220
BNG Bank NV	1.625%	8/26/25	GBP	100	123
BNG Bank NV	1.000%	1/12/26	EUR	6,769	7,104
BNG Bank NV	0.125%	4/11/26	EUR	3,295	3,333
BNG Bank NV	3.250%	8/24/26	AUD	98	68
BNG Bank NV	0.625%	6/19/27	EUR	6,679	6,812
BNG Bank NV	3.500%	7/19/27	AUD	3,520	2,455
BNG Bank NV	0.750%	1/11/28	EUR	10,424	10,614
BNG Bank NV	3.300%	7/17/28	AUD	11,935	8,174
BNG Bank NV	5.200%	12/7/28	GBP	1,500	2,229
BNG Bank NV	0.100%	1/15/30	EUR	6,769	6,386
BNG Bank NV	1.375%	10/21/30	EUR	2,708	2,803

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	BNG Bank NV	0.250%	1/12/32	EUR	6,800	6,265
	BNG Bank NV	2.450%	7/21/32	AUD	10,000	6,150
	BNG Bank NV	0.125%	4/19/33	EUR	21,952	19,418
	BNG Bank NV	0.125%	7/9/35	EUR	24,492	20,716
	BNG Bank NV	0.875%	10/17/35	EUR	2,257	2,100
	BNG Bank NV	0.875%	10/24/36	EUR	8,000	7,354
	BNG Bank NV	1.500%	3/29/38	EUR	1,355	1,350
	BNG Bank NV	1.500%	7/15/39	EUR	1,806	1,790
	BNG Bank NV	0.805%	6/28/49	EUR	4,000	3,395
[3]	Kingdom of Netherlands	1.750%	7/15/23	EUR	66,628	71,884
[3]	Kingdom of Netherlands	0.000%	1/15/24	EUR	35,827	37,652
[3]	Kingdom of Netherlands	2.000%	7/15/24	EUR	91,481	99,891
[3]	Kingdom of Netherlands	0.250%	7/15/25	EUR	98,372	102,610
[3]	Kingdom of Netherlands	0.500%	7/15/26	EUR	43,231	45,123
[3]	Kingdom of Netherlands	0.000%	1/15/27	EUR	133,977	136,065
[3]	Kingdom of Netherlands	0.750%	7/15/27	EUR	14,494	15,190
[3]	Kingdom of Netherlands	0.750%	7/15/28	EUR	45,389	47,268
	Kingdom of Netherlands	0.000%	1/15/29	EUR	90,000	88,671
[3]	Kingdom of Netherlands	0.250%	7/15/29	EUR	71,525	71,260
[3]	Kingdom of Netherlands	0.000%	7/15/30	EUR	97,020	93,427
[3]	Kingdom of Netherlands	0.000%	7/15/31	EUR	96,576	91,835
	Kingdom of Netherlands	0.500%	7/15/32	EUR	70,000	68,393
[3]	Kingdom of Netherlands	2.500%	1/15/33	EUR	18,277	21,630
[3]	Kingdom of Netherlands	4.000%	1/15/37	EUR	39,481	56,152
[3]	Kingdom of Netherlands	0.000%	1/15/38	EUR	96,681	82,062
[3]	Kingdom of Netherlands	0.500%	1/15/40	EUR	43,209	39,415
[3]	Kingdom of Netherlands	3.750%	1/15/42	EUR	49,129	73,114
[3]	Kingdom of Netherlands	2.750%	1/15/47	EUR	55,517	77,008
[3]	Kingdom of Netherlands	0.000%	1/15/52	EUR	46,185	33,313
	Nederlandse Waterschapsbank NV	0.125%	1/17/24	EUR	11,282	11,791
	Nederlandse Waterschapsbank NV	5.250%	4/18/24	AUD	3,850	2,831
	Nederlandse Waterschapsbank NV	5.200%	3/31/25	CAD	460	378
	Nederlandse Waterschapsbank NV	3.400%	7/22/25	AUD	1,590	1,123
	Nederlandse Waterschapsbank NV	0.250%	12/15/25	GBP	7,202	8,448
	Nederlandse Waterschapsbank NV	3.150%	9/2/26	AUD	4,070	2,811
	Nederlandse Waterschapsbank NV	0.000%	11/16/26	EUR	11,318	11,263
	Nederlandse Waterschapsbank NV	3.250%	3/9/27	EUR	4,513	5,143
	Nederlandse Waterschapsbank NV	1.000%	3/1/28	EUR	2,708	2,786
	Nederlandse Waterschapsbank NV	3.450%	7/17/28	AUD	1,810	1,250
	Nederlandse Waterschapsbank NV	3.300%	5/2/29	AUD	2,030	1,382
	Nederlandse Waterschapsbank NV	0.050%	1/28/30	EUR	1,500	1,411
	Nederlandse Waterschapsbank NV	0.500%	4/29/30	EUR	2,600	2,518
	Nederlandse Waterschapsbank NV	3.000%	9/11/31	EUR	2,800	3,289
	Nederlandse Waterschapsbank NV	5.375%	6/7/32	GBP	4,513	7,169
	Nederlandse Waterschapsbank NV	1.250%	5/27/36	EUR	8,213	7,936
	Nederlandse Waterschapsbank NV	0.000%	2/16/37	EUR	16,000	12,752
	Nederlandse Waterschapsbank NV	1.500%	6/15/39	EUR	2,257	2,232
	Nederlandse Waterschapsbank NV	0.750%	10/4/41	EUR	19,088	16,352
						1,639,368
New Zealand (0.3%)
	Auckland Council	0.625%	11/13/24	EUR	4,513	4,706
	Auckland Council	3.500%	3/9/26	AUD	100	69
	Auckland Council	0.125%	9/26/29	EUR	1,399	1,311
	Housing New Zealand Ltd.	3.360%	6/12/25	NZD	4,810	3,030
	Housing New Zealand Ltd.	2.247%	10/5/26	NZD	11,990	7,112

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Housing New Zealand Ltd.	2.183%	4/24/30	NZD	980	538
	Housing New Zealand Ltd.	1.534%	9/10/35	NZD	8,980	4,007
	New Zealand	0.500%	5/15/24	NZD	44,040	26,854
	New Zealand	2.750%	4/15/25	NZD	67,399	42,614
	New Zealand	0.500%	5/15/26	NZD	46,370	26,515
	New Zealand	4.500%	4/15/27	NZD	44,090	29,646
	New Zealand	0.250%	5/15/28	NZD	28,079	14,841
	New Zealand	3.000%	4/20/29	NZD	47,285	29,362
	New Zealand	1.500%	5/15/31	NZD	45,126	24,375
	New Zealand	2.000%	5/15/32	NZD	15,704	8,736
	New Zealand	3.500%	4/14/33	NZD	31,712	20,143
	New Zealand	2.750%	4/15/37	NZD	39,409	22,560
	New Zealand	1.750%	5/15/41	NZD	24,108	11,270
	New Zealand	2.750%	5/15/51	NZD	15,733	8,206
	New Zealand Local Government Funding Agency Bond	5.500%	4/15/23	NZD	2,257	1,487
	New Zealand Local Government Funding Agency Bond	2.250%	4/15/24	NZD	5,055	3,164
	New Zealand Local Government Funding Agency Bond	2.750%	4/15/25	NZD	4,061	2,524
	New Zealand Local Government Funding Agency Bond	1.500%	4/15/26	NZD	4,513	2,626
	New Zealand Local Government Funding Agency Bond	4.500%	4/15/27	NZD	904	589
	New Zealand Local Government Funding Agency Bond	1.500%	4/20/29	NZD	9,025	4,829
	New Zealand Local Government Funding Agency Bond	2.250%	5/15/31	NZD	10,000	5,417
	New Zealand Local Government Funding Agency Bond	3.500%	4/14/33	NZD	6,531	3,858
	New Zealand Local Government Funding Agency Bond	2.000%	4/15/37	NZD	5,000	2,313
						312,702
Norway (0.2%)
[3]	Kingdom of Norway	2.000%	5/24/23	NOK	177,305	18,945
[3]	Kingdom of Norway	3.000%	3/14/24	NOK	506,132	54,625
[3]	Kingdom of Norway	1.750%	3/13/25	NOK	78,970	8,237
[3]	Kingdom of Norway	1.500%	2/19/26	NOK	58,663	6,001
[3]	Kingdom of Norway	1.750%	2/17/27	NOK	69,043	7,058
[3]	Kingdom of Norway	2.000%	4/26/28	NOK	90,251	9,245
[3]	Kingdom of Norway	1.750%	9/6/29	NOK	261,054	25,990
[3]	Kingdom of Norway	1.375%	8/19/30	NOK	269,514	25,766
[3]	Kingdom of Norway	1.250%	9/17/31	NOK	211,387	19,675
	Kommunalbanken A/S	2.700%	9/5/23	AUD	282	199
	Kommunalbanken A/S	1.500%	12/15/23	GBP	6,769	8,442
	Kommunalbanken A/S	5.250%	7/15/24	AUD	2,832	2,089
	Kommunalbanken A/S	4.250%	7/16/25	AUD	320	232
	Kommunalbanken A/S	0.250%	12/15/25	GBP	5,000	5,864
	Kommunalbanken A/S	0.625%	4/20/26	EUR	3,610	3,696
	Kommunalbanken A/S	3.000%	12/9/26	AUD	4,062	2,784
	Kommunalbanken A/S	0.875%	5/24/27	EUR	12,952	13,235
	Kommunalbanken A/S	3.400%	7/24/28	AUD	3,612	2,486
	Kommunalbanken A/S	0.050%	10/24/29	EUR	4,242	3,968
						218,537

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Peru (0.1%)
Republic of Peru	5.700%	8/12/24	PEN	10,000	2,572
Republic of Peru	2.750%	1/30/26	EUR	6,318	6,731
Republic of Peru	8.200%	8/12/26	PEN	27,500	7,461
Republic of Peru	6.350%	8/12/28	PEN	56,000	13,651
Republic of Peru	5.940%	2/12/29	PEN	37,875	8,929
Republic of Peru	3.750%	3/1/30	EUR	904	1,005
Republic of Peru	6.950%	8/12/31	PEN	76,500	18,604
Republic of Peru	6.150%	8/12/32	PEN	25,724	5,792
Republic of Peru	1.250%	3/11/33	EUR	4,381	3,694
Republic of Peru	5.400%	8/12/34	PEN	23,307	4,835
Republic of Peru	1.950%	11/17/36	EUR	4,721	3,930
Republic of Peru	6.900%	8/12/37	PEN	49,900	11,442
Republic of Peru	5.350%	8/12/40	PEN	36,001	6,863
Republic of Peru	6.850%	2/12/42	PEN	35,500	7,863
					103,372
Philippines (0.0%)
Republic of Philippines	0.250%	4/28/25	EUR	2,469	2,474
Republic of Philippines	0.875%	5/17/27	EUR	3,547	3,495
Republic of Philippines	0.700%	2/3/29	EUR	2,301	2,149
Republic of Philippines	1.200%	4/28/33	EUR	3,537	3,147
					11,265
Poland (0.4%)
Bank Gospodarstwa Krajowego	1.375%	6/1/25	EUR	2,340	2,450
Bank Gospodarstwa Krajowego	1.750%	5/6/26	EUR	1,806	1,902
Bank Gospodarstwa Krajowego	1.625%	4/30/28	EUR	4,315	4,409
Bank Gospodarstwa Krajowego	2.000%	6/1/30	EUR	406	413
Republic of Poland	2.500%	1/25/23	PLN	19,162	4,213
Republic of Poland	4.000%	10/25/23	PLN	115,336	25,148
Republic of Poland	3.000%	1/15/24	EUR	79	86
Republic of Poland	2.500%	4/25/24	PLN	49,611	10,346
Republic of Poland	3.375%	7/9/24	EUR	2,708	2,980
Republic of Poland	2.250%	10/25/24	PLN	22,563	4,568
Republic of Poland	5.250%	1/20/25	EUR	3,339	3,869
Republic of Poland	0.000%	2/10/25	EUR	6,769	6,848
Republic of Poland	0.750%	4/25/25	PLN	202,734	38,446
Republic of Poland	3.250%	7/25/25	PLN	59,115	11,933
Republic of Poland	1.500%	9/9/25	EUR	2,257	2,361
Republic of Poland	1.500%	1/19/26	EUR	21,569	22,627
Republic of Poland	2.500%	7/25/26	PLN	72,876	13,826
Republic of Poland	1.125%	8/7/26	EUR	1,579	1,626
Republic of Poland	0.250%	10/25/26	PLN	235,365	39,811
Republic of Poland	0.875%	5/10/27	EUR	14,802	14,879
Republic of Poland	3.750%	5/25/27	PLN	100,000	19,567
Republic of Poland	2.500%	7/25/27	PLN	69,945	12,868
Republic of Poland	1.375%	10/22/27	EUR	1,828	1,888
Republic of Poland	2.750%	4/25/28	PLN	118,811	21,679
Republic of Poland	1.000%	10/25/28	EUR	1,309	1,309
Republic of Poland	1.000%	3/7/29	EUR	2,000	1,987
Republic of Poland	5.750%	4/25/29	PLN	11,665	2,528
Republic of Poland	2.750%	10/25/29	PLN	107,787	19,021
Republic of Poland	1.250%	10/25/30	PLN	123,789	18,859
Republic of Poland	1.750%	4/25/32	PLN	121,000	18,043
Republic of Poland	2.375%	1/18/36	EUR	8,008	8,125
Republic of Poland	2.000%	10/25/46	EUR	59	57

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Poland	4.000%	4/25/47	PLN	28,861	4,506
						343,178
Portugal (0.5%)
[3]	Portugal Obrigacoes do Tesouro OT	4.950%	10/25/23	EUR	41,903	47,328
[3]	Portugal Obrigacoes do Tesouro OT	5.650%	2/15/24	EUR	36,101	41,617
[3]	Portugal Obrigacoes do Tesouro OT	2.875%	7/21/26	EUR	30,787	34,839
[3]	Portugal Obrigacoes do Tesouro OT	4.125%	4/14/27	EUR	14,896	17,909
[3]	Portugal Obrigacoes do Tesouro OT	0.700%	10/15/27	EUR	75,587	77,040
[3]	Portugal Obrigacoes do Tesouro OT	1.950%	6/15/29	EUR	51,501	55,611
[3]	Portugal Obrigacoes do Tesouro OT	3.875%	2/15/30	EUR	18,050	22,163
[3]	Portugal Obrigacoes do Tesouro OT	0.475%	10/18/30	EUR	33,845	32,023
[3]	Portugal Obrigacoes do Tesouro OT	0.300%	10/17/31	EUR	32,807	29,726
[3]	Portugal Obrigacoes do Tesouro OT	2.250%	4/18/34	EUR	31,588	33,929
[3]	Portugal Obrigacoes do Tesouro OT	0.900%	10/12/35	EUR	38,512	34,501
[3]	Portugal Obrigacoes do Tesouro OT	4.100%	4/15/37	EUR	7,537	9,830
[3]	Portugal Obrigacoes do Tesouro OT	1.150%	4/11/42	EUR	25,000	21,246
[3]	Portugal Obrigacoes do Tesouro OT	4.100%	2/15/45	EUR	19,856	27,148
[3]	Portugal Obrigacoes do Tesouro OT	1.000%	4/12/52	EUR	5,000	3,511
						488,421
Romania (0.2%)
	Romania	3.625%	4/24/24	EUR	2,347	2,551
	Romania	2.750%	10/29/25	EUR	7,620	8,132
	Romania	3.500%	11/25/25	RON	54,760	10,551
	Romania	2.750%	2/26/26	EUR	10,000	10,481
[3]	Romania	2.750%	2/26/26	EUR	1,679	1,760
	Romania	3.250%	6/24/26	RON	49,260	9,198
[3]	Romania	2.000%	12/8/26	EUR	1,648	1,664
	Romania	2.375%	4/19/27	EUR	10,154	10,118
	Romania	2.500%	10/25/27	RON	150,000	25,651
[3]	Romania	2.125%	3/7/28	EUR	1,700	1,617
	Romania	2.875%	5/26/28	EUR	15,129	14,978
	Romania	4.850%	7/25/29	RON	50,000	9,337
[3]	Romania	1.375%	12/2/29	EUR	1,458	1,240
	Romania	2.500%	2/8/30	EUR	3,159	2,882
[3]	Romania	3.624%	5/26/30	EUR	1,409	1,357
	Romania	3.624%	5/26/30	EUR	7,161	6,898
[3]	Romania	1.750%	7/13/30	EUR	4,284	3,565
	Romania	2.124%	7/16/31	EUR	1,377	1,146
[3]	Romania	2.124%	7/16/31	EUR	1,945	1,618
	Romania	2.000%	1/28/32	EUR	4,000	3,202
[3]	Romania	2.000%	1/28/32	EUR	2,031	1,626
[3]	Romania	2.000%	4/14/33	EUR	3,297	2,527
[3]	Romania	3.750%	2/7/34	EUR	1,150	1,027
	Romania	3.750%	2/7/34	EUR	5,500	4,913
	Romania	3.875%	10/29/35	EUR	5,610	4,996
	Romania	3.375%	2/8/38	EUR	2,500	2,033
	Romania	4.125%	3/11/39	EUR	3,355	2,972
[3]	Romania	2.625%	12/2/40	EUR	904	630
[3]	Romania	2.750%	4/14/41	EUR	4,387	3,087
	Romania	2.750%	4/14/41	EUR	5,592	3,917
[3]	Romania	2.875%	4/13/42	EUR	2,819	1,982
	Romania	2.875%	4/13/42	EUR	1,470	1,034
[3]	Romania	4.625%	4/3/49	EUR	3,830	3,339
	Romania	4.625%	4/3/49	EUR	4,513	3,935

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Romania	3.375%	1/28/50	EUR	4,513	3,192
						169,156
Russia (0.0%)
[10,11]	Russian Federation	7.150%	11/12/25	RUB	766,006	—
[10,11]	Russian Federation	7.700%	3/23/33	RUB	1,635,138	—
[10,11]	Russian Federation	6.100%	7/18/35	RUB	507,567	—
						—
Saudi Arabia (0.0%)
[3]	Kingdom of Saudi Arabia	0.000%	3/3/24	EUR	16,150	16,680
[3]	Kingdom of Saudi Arabia	0.750%	7/9/27	EUR	4,513	4,454
[3]	Kingdom of Saudi Arabia	0.625%	3/3/30	EUR	6,868	6,364
	Kingdom of Saudi Arabia	2.000%	7/9/39	EUR	6,589	6,002
						33,500
Singapore (0.5%)
	Housing & Development Board	2.505%	6/27/24	SGD	1,000	724
	Housing & Development Board	3.100%	7/24/24	SGD	4,250	3,116
	Housing & Development Board	2.495%	3/11/26	SGD	1,000	720
	Housing & Development Board	2.035%	9/16/26	SGD	4,750	3,348
	Housing & Development Board	2.675%	1/22/29	SGD	2,250	1,618
	Housing & Development Board	2.598%	10/30/29	SGD	3,000	2,142
	Housing & Development Board	3.080%	5/31/30	SGD	7,000	5,165
	Housing & Development Board	2.545%	7/4/31	SGD	1,250	881
	Housing & Development Board	1.865%	7/21/33	SGD	15,000	9,723
	Republic of Singapore	2.750%	7/1/23	SGD	30,946	22,614
	Republic of Singapore	2.000%	2/1/24	SGD	52,270	37,762
	Republic of Singapore	3.000%	9/1/24	SGD	25,447	18,747
	Republic of Singapore	2.375%	6/1/25	SGD	22,559	16,408
	Republic of Singapore	0.500%	11/1/25	SGD	33,807	23,014
	Republic of Singapore	2.125%	6/1/26	SGD	58,820	42,223
	Republic of Singapore	1.250%	11/1/26	SGD	28,491	19,598
	Republic of Singapore	3.500%	3/1/27	SGD	30,428	23,073
	Republic of Singapore	2.625%	5/1/28	SGD	43,149	31,461
	Republic of Singapore	2.875%	7/1/29	SGD	26,068	19,279
	Republic of Singapore	2.875%	9/1/30	SGD	33,607	24,904
	Republic of Singapore	3.375%	9/1/33	SGD	36,880	28,500
	Republic of Singapore	2.250%	8/1/36	SGD	43,807	29,906
	Republic of Singapore	2.375%	7/1/39	SGD	17,870	12,238
	Republic of Singapore	2.750%	4/1/42	SGD	24,695	17,740
	Republic of Singapore	2.750%	3/1/46	SGD	30,914	22,428
	Republic of Singapore	1.875%	3/1/50	SGD	24,324	14,845
	Republic of Singapore	1.875%	10/1/51	SGD	16,247	9,864
						442,041
Slovakia (0.2%)
	Slovak Republic	0.000%	11/13/23	EUR	28,339	29,742
	Slovak Republic	0.000%	6/17/24	EUR	10,283	10,713
	Slovak Republic	0.250%	5/14/25	EUR	15,682	16,109
	Slovak Republic	0.625%	5/22/26	EUR	5,867	6,090
	Slovak Republic	1.375%	1/21/27	EUR	9,567	10,240
	Slovak Republic	1.000%	6/12/28	EUR	15,239	15,725
	Slovak Republic	0.750%	4/9/30	EUR	11,141	10,970
	Slovak Republic	1.000%	5/14/32	EUR	25,056	24,447
	Slovak Republic	1.875%	3/9/37	EUR	4,581	4,589
	Slovak Republic	2.000%	10/17/47	EUR	6,992	6,959

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Slovak Republic	2.250%	6/12/68	EUR	1,128	1,135
						136,719
Slovenia (0.1%)
	Republic of Slovenia	4.625%	9/9/24	EUR	1,806	2,091
	Republic of Slovenia	2.125%	7/28/25	EUR	2,257	2,494
	Republic of Slovenia	5.125%	3/30/26	EUR	3,610	4,429
	Republic of Slovenia	1.250%	3/22/27	EUR	6,318	6,724
	Republic of Slovenia	1.000%	3/6/28	EUR	15,795	16,388
	Republic of Slovenia	1.188%	3/14/29	EUR	4,513	4,625
	Republic of Slovenia	0.275%	1/14/30	EUR	6,769	6,364
	Republic of Slovenia	0.000%	2/12/31	EUR	22,140	19,781
	Republic of Slovenia	1.500%	3/25/35	EUR	5,419	5,278
	Republic of Slovenia	1.750%	11/3/40	EUR	7,013	6,805
	Republic of Slovenia	3.125%	8/7/45	EUR	4,513	5,551
	Republic of Slovenia	0.488%	10/20/50	EUR	8,144	5,404
						85,934
South Africa (0.0%)
	Kingdom of Saudi Arabia	0.625%	3/3/30	EUR	3,000	2,780
South Korea (2.8%)
	Export-Import Bank of Korea	0.625%	7/11/23	EUR	452	478
	Export-Import Bank of Korea	0.375%	3/26/24	EUR	4,513	4,712
	Export-Import Bank of Korea	4.000%	6/7/27	AUD	280	194
	Korea Development Bank	0.625%	7/17/23	EUR	6,081	6,422
	Korea Gas Corp.	0.000%	11/28/23	CHF	1,810	1,848
[3]	Korea Housing Finance Corp.	0.750%	10/30/23	EUR	2,166	2,283
[3]	Korea Housing Finance Corp.	0.010%	2/5/25	EUR	2,257	2,292
	Korea Housing Finance Corp.	0.010%	2/5/25	EUR	32,021	32,512
[3]	Korea Housing Finance Corp.	0.010%	7/7/25	EUR	6,543	6,583
	Korea Housing Finance Corp.	0.010%	6/29/26	EUR	37,958	37,585
	Korea Monetary Stabilization Bond	1.800%	1/2/24	KRW	80,000,000	62,740
	Korea Treasury Bond	1.750%	12/10/23	KRW	65,000,000	51,086
	Korea Treasury Bond	3.500%	3/10/24	KRW	40,000,000	32,279
	Korea Treasury Bond	1.875%	12/10/24	KRW	120,000,000	92,958
	Korea Treasury Bond	1.750%	9/10/26	KRW	90,000,000	67,564
	Korea Treasury Bond	2.375%	12/10/31	KRW	90,000,000	66,970
	Korea Treasury Bond	1.875%	9/10/41	KRW	60,400,000	39,056
	Republic of Korea	1.000%	6/10/23	KRW	100,000,000	78,558
	Republic of Korea	3.375%	9/10/23	KRW	55,000,000	44,356
	Republic of Korea	0.875%	12/10/23	KRW	123,000,000	95,331
	Republic of Korea	1.875%	3/10/24	KRW	65,000,000	50,943
	Republic of Korea	1.125%	6/10/24	KRW	50,000,000	38,394
	Republic of Korea	1.375%	9/10/24	KRW	60,000,000	46,100
	Republic of Korea	3.000%	9/10/24	KRW	15,000,000	11,963
	Republic of Korea	1.500%	3/10/25	KRW	130,000,000	99,270
	Republic of Korea	2.250%	6/10/25	KRW	15,000,000	11,661
	Republic of Korea	3.125%	6/10/25	KRW	5,000,000	3,980
	Republic of Korea	1.125%	9/10/25	KRW	100,000,000	74,723
	Republic of Korea	0.000%	9/16/25	EUR	5,592	5,657
	Republic of Korea	2.250%	12/10/25	KRW	20,000,000	15,467
	Republic of Korea	1.250%	3/10/26	KRW	120,000,000	89,060
	Republic of Korea	1.875%	6/10/26	KRW	55,000,000	41,665
	Republic of Korea	1.500%	12/10/26	KRW	30,000,000	22,178
	Republic of Korea	2.375%	3/10/27	KRW	100,000,000	76,708
	Republic of Korea	2.125%	6/10/27	KRW	60,000,000	45,357

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Republic of Korea	2.375%	12/10/27	KRW	25,000,000	19,076
Republic of Korea	5.500%	3/10/28	KRW	25,000,000	22,336
Republic of Korea	2.625%	6/10/28	KRW	55,000,000	42,428
Republic of Korea	2.375%	12/10/28	KRW	40,000,000	30,296
Republic of Korea	1.875%	6/10/29	KRW	40,000,000	29,175
Republic of Korea	1.375%	12/10/29	KRW	70,000,000	49,346
Republic of Korea	5.500%	12/10/29	KRW	43,000,000	39,513
Republic of Korea	1.375%	6/10/30	KRW	100,000,000	69,345
Republic of Korea	1.500%	12/10/30	KRW	80,000,000	55,585
Republic of Korea	4.750%	12/10/30	KRW	20,000,000	17,755
Republic of Korea	2.000%	6/10/31	KRW	97,709,350	70,395
Republic of Korea	4.000%	12/10/31	KRW	30,000,000	25,449
Republic of Korea	3.750%	12/10/33	KRW	60,000,000	50,309
Republic of Korea	2.625%	9/10/35	KRW	45,000,000	33,624
Republic of Korea	1.500%	9/10/36	KRW	40,000,000	25,676
Republic of Korea	2.250%	9/10/37	KRW	35,000,000	24,697
Republic of Korea	2.375%	9/10/38	KRW	31,000,000	22,132
Republic of Korea	1.125%	9/10/39	KRW	27,000,000	15,643
Republic of Korea	1.500%	9/10/40	KRW	51,000,000	31,150
Republic of Korea	3.000%	12/10/42	KRW	55,000,000	42,648
Republic of Korea	2.750%	12/10/44	KRW	45,000,000	33,532
Republic of Korea	2.000%	3/10/46	KRW	52,000,000	33,543
Republic of Korea	2.125%	3/10/47	KRW	75,000,000	49,470
Republic of Korea	2.625%	3/10/48	KRW	84,950,000	61,406
Republic of Korea	2.000%	3/10/49	KRW	99,000,000	62,117
Republic of Korea	1.500%	3/10/50	KRW	150,000,000	82,125
Republic of Korea	1.875%	3/10/51	KRW	190,454,410	115,687
Republic of Korea	2.500%	3/10/52	KRW	30,000,000	20,461
Republic of Korea	1.500%	9/10/66	KRW	3,000,000	1,460
Republic of Korea	2.000%	9/10/68	KRW	9,000,000	5,196
Republic of Korea	1.625%	9/10/70	KRW	31,968,000	15,956
					2,556,464
Spain (4.5%)
Adif Alta Velocidad	3.500%	5/27/24	EUR	5,500	6,127
Adif Alta Velocidad	1.875%	1/28/25	EUR	6,900	7,447
Autonomous Community of Andalusia Spain	0.500%	4/30/31	EUR	20,855	19,179
Autonomous Community of Madrid Spain	2.875%	7/17/23	EUR	4,039	4,395
Autonomous Community of Madrid Spain	4.125%	5/21/24	EUR	9,702	10,944
Autonomous Community of Madrid Spain	0.997%	9/30/24	EUR	776	821
Autonomous Community of Madrid Spain	1.826%	4/30/25	EUR	6,318	6,813
Autonomous Community of Madrid Spain	4.300%	9/15/26	EUR	9,600	11,386
Autonomous Community of Madrid Spain	2.146%	4/30/27	EUR	7,672	8,356
Autonomous Community of Madrid Spain	1.773%	4/30/28	EUR	6,149	6,564
Autonomous Community of Madrid Spain	1.571%	4/30/29	EUR	9,025	9,458
Autonomous Community of Madrid Spain	2.080%	3/12/30	EUR	2,257	2,428
Autonomous Community of Madrid Spain	0.419%	4/30/30	EUR	1,780	1,685
Autonomous Community of Madrid Spain	0.420%	4/30/31	EUR	21,952	20,189
Basque Government	0.850%	4/30/30	EUR	7,129	7,006
Basque Government	0.450%	4/30/32	EUR	3,988	3,610
Fondo De Titulizacion Del Deficit Del Sistema Electrico FTA	0.850%	12/17/23	EUR	11,700	12,413
Instituto de Credito Oficial	0.750%	10/31/23	EUR	1,355	1,437
Instituto de Credito Oficial	0.000%	4/30/26	EUR	15,835	15,907
Kingdom of Spain	0.350%	7/30/23	EUR	26,328	27,868

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Kingdom of Spain	0.000%	5/31/24	EUR	814,385	849,042
	Kingdom of Spain	0.000%	5/31/25	EUR	40,951	41,906
	Kingdom of Spain	0.000%	1/31/26	EUR	296,822	300,062
[3]	Kingdom of Spain	1.950%	4/30/26	EUR	46,436	50,508
	Kingdom of Spain	0.000%	1/31/27	EUR	217,485	215,464
[3]	Kingdom of Spain	0.800%	7/30/27	EUR	112,813	115,518
	Kingdom of Spain	0.000%	1/31/28	EUR	432,015	419,911
[3]	Kingdom of Spain	1.400%	4/30/28	EUR	55,098	58,013
[3]	Kingdom of Spain	1.400%	7/30/28	EUR	106,750	112,227
[3]	Kingdom of Spain	5.150%	10/31/28	EUR	93,902	121,513
[3]	Kingdom of Spain	1.450%	4/30/29	EUR	65,268	68,405
	Kingdom of Spain	0.800%	7/30/29	EUR	190,000	189,364
[3]	Kingdom of Spain	1.250%	10/31/30	EUR	150,165	152,344
[3]	Kingdom of Spain	0.100%	4/30/31	EUR	40,000	36,116
[3]	Kingdom of Spain	0.500%	10/31/31	EUR	79,879	74,061
[3]	Kingdom of Spain	0.700%	4/30/32	EUR	308,690	288,694
[3]	Kingdom of Spain	2.350%	7/30/33	EUR	41,306	44,887
[3]	Kingdom of Spain	1.850%	7/30/35	EUR	21,846	22,171
[3]	Kingdom of Spain	4.200%	1/31/37	EUR	52,847	69,910
[3]	Kingdom of Spain	0.850%	7/30/37	EUR	193,728	165,832
[3]	Kingdom of Spain	1.200%	10/31/40	EUR	97,174	84,671
[3]	Kingdom of Spain	4.700%	7/30/41	EUR	82,309	119,047
[3]	Kingdom of Spain	5.150%	10/31/44	EUR	32,161	50,408
[3]	Kingdom of Spain	2.900%	10/31/46	EUR	82,032	94,112
[3]	Kingdom of Spain	2.700%	10/31/48	EUR	11,502	12,662
[3]	Kingdom of Spain	1.000%	10/31/50	EUR	36,712	27,110
[3]	Kingdom of Spain	1.900%	10/31/52	EUR	134,089	119,790
[3]	Kingdom of Spain	3.450%	7/30/66	EUR	32,942	39,741
[3]	Kingdom of Spain	1.450%	10/31/71	EUR	64,154	42,652
						4,170,174
Supranational (4.0%)
	African Development Bank	0.250%	1/24/24	EUR	3,656	3,822
	African Development Bank	4.750%	3/6/24	AUD	2,979	2,169
	African Development Bank	0.250%	11/21/24	EUR	10,199	10,542
	African Development Bank	0.875%	12/16/24	GBP	2,976	3,625
	African Development Bank	4.000%	1/10/25	AUD	6,467	4,652
	African Development Bank	4.500%	6/2/26	AUD	2,812	2,059
	African Development Bank	0.500%	6/22/26	GBP	18,536	21,812
	African Development Bank	0.125%	10/7/26	EUR	1,806	1,805
	African Development Bank	0.500%	3/22/27	EUR	26,300	26,633
	African Development Bank	3.300%	7/27/27	AUD	452	312
	African Development Bank	3.350%	8/8/28	AUD	98	67
	African Development Bank	0.500%	3/21/29	EUR	16,707	16,402
	Asian Development Bank	0.200%	5/25/23	EUR	6,385	6,737
	Asian Development Bank	4.500%	9/5/23	AUD	400	289
	Asian Development Bank	2.450%	1/17/24	AUD	815	571
	Asian Development Bank	3.500%	5/30/24	NZD	9,025	5,776
	Asian Development Bank	1.625%	1/28/25	CAD	5,000	3,759
	Asian Development Bank	3.750%	3/12/25	AUD	5,070	3,628
	Asian Development Bank	1.125%	6/10/25	GBP	15,420	18,836
	Asian Development Bank	0.750%	2/10/26	CAD	4,718	3,373
	Asian Development Bank	1.342%	6/18/26	NOK	56,000	5,621
	Asian Development Bank	0.625%	9/15/26	GBP	3,339	3,938
	Asian Development Bank	3.000%	10/14/26	AUD	830	569
	Asian Development Bank	0.125%	12/15/26	GBP	7,221	8,283

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Asian Development Bank	4.650%	2/16/27	CAD	1,260	1,046
	Asian Development Bank	3.400%	9/10/27	AUD	2,195	1,532
	Asian Development Bank	0.250%	10/28/27	GBP	6,092	6,915
	Asian Development Bank	0.750%	12/7/27	GBP	10,184	11,838
	Asian Development Bank	1.100%	3/2/28	AUD	8,535	5,192
	Asian Development Bank	1.500%	5/4/28	CAD	2,600	1,836
	Asian Development Bank	3.300%	8/8/28	AUD	1,180	813
	Asian Development Bank	3.100%	6/15/29	AUD	4,500	3,039
	Asian Development Bank	0.000%	10/24/29	EUR	6,860	6,448
	Asian Development Bank	0.025%	1/31/30	EUR	13,011	12,154
	Asian Infrastructure Investment Bank	1.000%	5/6/26	AUD	5,976	3,816
	Corp. Andina de Fomento	0.750%	6/13/23	EUR	2,257	2,384
	Corp. Andina de Fomento	1.125%	2/13/25	EUR	6,769	7,066
	Corp. Andina de Fomento	1.625%	6/3/25	EUR	5,035	5,313
	Corp. Andina de Fomento	0.250%	2/4/26	EUR	300	299
	Corp. Andina de Fomento	0.500%	2/26/26	CHF	3,930	3,944
	Corp. Andina de Fomento	4.500%	9/14/27	AUD	722	491
	Council of Europe Development Bank	0.125%	5/25/23	EUR	7,096	7,475
	Council of Europe Development Bank	1.000%	10/21/24	CAD	994	735
	Council of Europe Development Bank	0.750%	6/9/25	EUR	23,154	24,140
	Council of Europe Development Bank	0.375%	6/8/26	EUR	49,191	50,082
	Council of Europe Development Bank	0.000%	4/9/27	EUR	4,193	4,146
	Council of Europe Development Bank	0.250%	1/19/32	EUR	10,000	9,305
	EUROFIMA	3.000%	5/22/24	CHF	2,260	2,447
	EUROFIMA	3.900%	12/19/25	AUD	455	325
	EUROFIMA	3.000%	5/15/26	CHF	2,935	3,283
	EUROFIMA	2.600%	1/13/27	AUD	11,205	7,495
	EUROFIMA	4.550%	3/30/27	CAD	1,220	997
	EUROFIMA	3.350%	5/21/29	AUD	1,960	1,328
	European Bank for Reconstruction & Development	0.000%	10/17/24	EUR	4,513	4,637
	European Bank for Reconstruction & Development	5.625%	12/7/28	GBP	452	690
[5]	European Financial Stability Facility	1.875%	5/23/23	EUR	16,246	17,457
[5]	European Financial Stability Facility	0.000%	7/17/23	EUR	5,867	6,171
[5]	European Financial Stability Facility	0.125%	10/17/23	EUR	6,904	7,253
[5]	European Financial Stability Facility	0.200%	1/17/24	EUR	857	899
[5]	European Financial Stability Facility	2.125%	2/19/24	EUR	8,800	9,534
[5]	European Financial Stability Facility	0.000%	4/19/24	EUR	126,081	131,362
[5]	European Financial Stability Facility	1.750%	6/27/24	EUR	7,672	8,270
[5]	European Financial Stability Facility	0.400%	2/17/25	EUR	29,811	30,991
[5]	European Financial Stability Facility	0.200%	4/28/25	EUR	7,221	7,444
[5]	European Financial Stability Facility	0.500%	7/11/25	EUR	13,538	14,058
[5]	European Financial Stability Facility	0.000%	10/15/25	EUR	23,562	23,990
[5]	European Financial Stability Facility	0.400%	5/31/26	EUR	36,877	37,776
[5]	European Financial Stability Facility	0.000%	7/20/26	EUR	28,441	28,609
[5]	European Financial Stability Facility	0.750%	5/3/27	EUR	20,272	20,882
[5]	European Financial Stability Facility	0.875%	7/26/27	EUR	11,282	11,663
[5]	European Financial Stability Facility	0.000%	10/13/27	EUR	15,000	14,750
[5]	European Financial Stability Facility	0.950%	2/14/28	EUR	9,025	9,322
[5]	European Financial Stability Facility	0.050%	10/17/29	EUR	2,641	2,509
[5]	European Financial Stability Facility	2.750%	12/3/29	EUR	2,483	2,862
[5]	European Financial Stability Facility	0.125%	3/18/30	EUR	35,000	33,194
[5]	European Financial Stability Facility	0.000%	1/20/31	EUR	62,896	58,054
[5]	European Financial Stability Facility	3.875%	3/30/32	EUR	9,025	11,454
[5]	European Financial Stability Facility	3.000%	9/4/34	EUR	2,347	2,808

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[5]	European Financial Stability Facility	0.875%	4/10/35	EUR	31,588	29,664
[5]	European Financial Stability Facility	3.375%	4/3/37	EUR	18,650	23,490
[5]	European Financial Stability Facility	1.450%	9/5/40	EUR	11,305	11,111
[5]	European Financial Stability Facility	1.700%	2/13/43	EUR	16,766	17,221
[5]	European Financial Stability Facility	2.350%	7/29/44	EUR	8,138	9,363
[5]	European Financial Stability Facility	1.200%	2/17/45	EUR	18,471	17,153
[5]	European Financial Stability Facility	1.375%	5/31/47	EUR	15,287	14,693
[5]	European Financial Stability Facility	1.800%	7/10/48	EUR	20,510	21,705
[5]	European Financial Stability Facility	0.700%	1/20/50	EUR	16,145	12,996
[5]	European Financial Stability Facility	0.050%	1/18/52	EUR	13,184	8,350
[5]	European Financial Stability Facility	1.750%	7/17/53	EUR	8,543	8,893
[5]	European Financial Stability Facility	2.000%	2/28/56	EUR	10,845	11,984
	European Investment Bank	1.625%	3/15/23	EUR	25,338	27,106
	European Investment Bank	2.375%	7/6/23	CAD	3,747	2,901
	European Investment Bank	0.000%	10/16/23	EUR	13,538	14,195
	European Investment Bank	0.500%	11/15/23	EUR	9,025	9,524
	European Investment Bank	0.050%	12/15/23	EUR	24,820	25,979
	European Investment Bank	0.875%	12/15/23	GBP	4,987	6,170
	European Investment Bank	2.125%	1/15/24	EUR	7,672	8,303
	European Investment Bank	0.000%	3/15/24	EUR	61,371	63,937
	European Investment Bank	0.050%	5/24/24	EUR	29,025	30,195
	European Investment Bank	0.200%	7/15/24	EUR	18,050	18,808
	European Investment Bank	1.750%	7/30/24	CAD	6,318	4,804
	European Investment Bank	4.750%	8/7/24	AUD	1,468	1,074
	European Investment Bank	0.875%	9/13/24	EUR	14,893	15,742
	European Investment Bank	0.750%	11/15/24	GBP	452	550
	European Investment Bank	1.625%	2/4/25	CHF	1,135	1,202
	European Investment Bank	0.000%	3/25/25	EUR	11,355	11,653
	European Investment Bank	0.125%	4/15/25	EUR	13,538	13,941
	European Investment Bank	5.500%	4/15/25	GBP	1,537	2,116
	European Investment Bank	0.375%	7/16/25	EUR	10,424	10,783
	European Investment Bank	2.750%	9/15/25	EUR	18,050	20,125
	European Investment Bank	4.500%	10/15/25	EUR	6,769	7,981
	European Investment Bank	2.900%	10/17/25	AUD	1,355	942
	European Investment Bank	0.000%	3/13/26	EUR	4,513	4,567
	European Investment Bank	0.375%	4/14/26	EUR	12,634	12,962
	European Investment Bank	3.100%	8/17/26	AUD	15,890	11,031
	European Investment Bank	2.750%	8/25/26	PLN	4,513	862
	European Investment Bank	1.000%	9/21/26	GBP	1,444	1,730
	European Investment Bank	0.100%	10/15/26	EUR	6,995	7,046
	European Investment Bank	1.250%	11/13/26	EUR	2,708	2,872
	European Investment Bank	0.125%	12/14/26	GBP	15,000	17,163
	European Investment Bank	0.000%	12/22/26	EUR	30,000	30,021
	European Investment Bank	0.500%	1/15/27	EUR	24,233	24,777
	European Investment Bank	3.500%	4/15/27	EUR	2,257	2,643
	European Investment Bank	0.000%	6/17/27	EUR	10,000	9,915
	European Investment Bank	0.375%	9/15/27	EUR	20,000	20,214
	European Investment Bank	3.750%	12/7/27	GBP	1,715	2,332
	European Investment Bank	0.875%	1/14/28	EUR	20,983	21,701
	European Investment Bank	1.000%	1/28/28	CAD	4,045	2,790
	European Investment Bank	3.300%	2/3/28	AUD	1,016	703
	European Investment Bank	0.000%	3/28/28	EUR	42,298	41,380
	European Investment Bank	1.375%	5/12/28	SEK	33,850	3,243
	European Investment Bank	0.000%	5/15/28	EUR	4,513	4,398
	European Investment Bank	0.000%	12/7/28	GBP	1,174	1,279

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Investment Bank	6.000%	12/7/28	GBP	7,221	11,235
European Investment Bank	0.625%	1/22/29	EUR	23,538	23,672
European Investment Bank	3.300%	5/25/29	AUD	10,976	7,507
European Investment Bank	0.125%	6/20/29	EUR	5,188	5,009
European Investment Bank	0.250%	9/14/29	EUR	13,179	12,798
European Investment Bank	0.050%	1/16/30	EUR	69,545	65,935
European Investment Bank	4.000%	4/15/30	EUR	3,216	4,047
European Investment Bank	0.000%	9/9/30	EUR	6,366	5,949
European Investment Bank	2.750%	9/13/30	EUR	13,537	15,691
European Investment Bank	0.000%	1/14/31	EUR	47,458	43,970
European Investment Bank	1.300%	1/27/31	AUD	5,000	2,849
European Investment Bank	1.000%	3/14/31	EUR	24,456	24,646
European Investment Bank	1.000%	4/14/32	EUR	14,441	14,364
European Investment Bank	1.125%	11/15/32	EUR	9,025	9,022
European Investment Bank	1.125%	4/13/33	EUR	13,538	13,453
European Investment Bank	3.000%	10/14/33	EUR	4,513	5,373
European Investment Bank	0.050%	10/13/34	EUR	13,088	11,143
European Investment Bank	2.625%	3/15/35	EUR	3,204	3,684
European Investment Bank	0.200%	3/17/36	EUR	20,000	16,851
European Investment Bank	3.125%	6/30/36	CHF	455	569
European Investment Bank	1.125%	9/15/36	EUR	21,663	20,738
European Investment Bank	3.875%	6/8/37	GBP	2,437	3,637
European Investment Bank	0.500%	11/13/37	EUR	631	547
European Investment Bank	5.000%	4/15/39	GBP	3,162	5,392
European Investment Bank	2.750%	3/15/40	EUR	8,371	10,029
European Investment Bank	0.250%	6/15/40	EUR	10,174	8,143
European Investment Bank	0.010%	5/15/41	EUR	11,952	8,953
European Investment Bank	3.625%	3/14/42	EUR	2,528	3,461
European Investment Bank	1.000%	11/14/42	EUR	4,513	4,124
European Investment Bank	4.500%	3/7/44	GBP	3,836	6,531
European Investment Bank	1.750%	9/15/45	EUR	6,340	6,600
European Investment Bank	0.875%	9/13/47	EUR	4,513	3,895
European Investment Bank	1.500%	11/15/47	EUR	2,257	2,249
European Investment Bank	1.500%	10/16/48	EUR	1,388	1,389
European Investment Bank	0.050%	1/27/51	EUR	11,621	7,530
European Investment Bank	4.625%	10/12/54	GBP	3,475	6,508
European Stability Mechanism	0.100%	7/31/23	EUR	23,014	24,199
European Stability Mechanism	2.125%	11/20/23	EUR	1,454	1,572
European Stability Mechanism	0.125%	4/22/24	EUR	28,881	30,108
European Stability Mechanism	0.000%	12/16/24	EUR	26,901	27,727
European Stability Mechanism	0.000%	3/14/25	EUR	48,536	49,782
European Stability Mechanism	1.000%	9/23/25	EUR	18,050	19,002
European Stability Mechanism	0.500%	3/2/26	EUR	21,074	21,716
European Stability Mechanism	0.000%	12/15/26	EUR	42,500	42,417
European Stability Mechanism	0.750%	3/15/27	EUR	19,782	20,379
European Stability Mechanism	0.750%	9/5/28	EUR	11,928	12,094
European Stability Mechanism	0.500%	3/5/29	EUR	18,952	18,774
European Stability Mechanism	0.010%	3/4/30	EUR	31,246	29,331
European Stability Mechanism	0.010%	10/15/31	EUR	19,075	17,331
European Stability Mechanism	1.125%	5/3/32	EUR	2,360	2,368
European Stability Mechanism	1.200%	5/23/33	EUR	5,416	5,400
European Stability Mechanism	1.625%	11/17/36	EUR	18,028	18,453
European Stability Mechanism	1.750%	10/20/45	EUR	4,513	4,722
European Stability Mechanism	1.800%	11/2/46	EUR	18,365	19,336
European Stability Mechanism	1.850%	12/1/55	EUR	6,769	7,316

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Union	0.625%	11/4/23	EUR	12,184	12,903
European Union	0.500%	4/4/25	EUR	27,076	28,230
European Union	0.000%	11/4/25	EUR	48,222	49,290
European Union	0.000%	3/4/26	EUR	43,662	44,305
European Union	0.000%	7/6/26	EUR	31,050	31,359
European Union	3.000%	9/4/26	EUR	3,216	3,666
European Union	2.500%	11/4/27	EUR	8,574	9,647
European Union	2.875%	4/4/28	EUR	2,257	2,600
European Union	0.000%	6/2/28	EUR	60,204	58,702
European Union	0.000%	10/4/28	EUR	52,695	51,081
European Union	0.000%	7/4/29	EUR	30,457	29,103
European Union	1.375%	10/4/29	EUR	7,221	7,586
European Union	0.000%	10/4/30	EUR	32,307	30,168
European Union	0.750%	4/4/31	EUR	24,779	24,426
European Union	0.000%	4/22/31	EUR	16,428	15,101
European Union	0.000%	7/4/31	EUR	85,114	78,138
European Union	1.000%	7/6/32	EUR	36,500	36,416
European Union	1.250%	4/4/33	EUR	11,282	11,378
European Union	0.000%	7/4/35	EUR	21,399	17,866
European Union	1.125%	4/4/36	EUR	9,025	8,697
European Union	0.250%	4/22/36	EUR	24,110	20,528
European Union	0.200%	6/4/36	EUR	48,499	40,995
European Union	0.400%	2/4/37	EUR	53,530	46,526
European Union	0.875%	3/11/37	EUR	3,000	2,768
European Union	1.125%	6/4/37	EUR	4,850	4,660
European Union	3.375%	4/4/38	EUR	3,654	4,633
European Union	0.100%	10/4/40	EUR	26,758	20,604
European Union	0.450%	7/4/41	EUR	33,967	27,762
European Union	3.750%	4/4/42	EUR	4,513	6,211
European Union	1.250%	2/4/43	EUR	30,120	28,935
European Union	0.450%	5/2/46	EUR	16,929	13,247
European Union	0.750%	1/4/47	EUR	31,141	26,189
European Union	0.300%	11/4/50	EUR	40,130	28,466
European Union	0.700%	7/6/51	EUR	27,594	22,192
Inter-American Development Bank	1.950%	4/23/24	AUD	1,444	999
Inter-American Development Bank	4.750%	8/27/24	AUD	9,666	7,073
Inter-American Development Bank	1.700%	10/10/24	CAD	5,587	4,192
Inter-American Development Bank	1.375%	12/15/24	GBP	12,411	15,320
Inter-American Development Bank	0.750%	10/15/25	CAD	2,132	1,536
Inter-American Development Bank	2.750%	10/30/25	AUD	4,919	3,402
Inter-American Development Bank	1.250%	12/15/25	GBP	11,056	13,486
Inter-American Development Bank	4.400%	1/26/26	CAD	10	8
Inter-American Development Bank	4.250%	6/11/26	AUD	587	426
Inter-American Development Bank	1.000%	6/29/26	CAD	3,300	2,361
Inter-American Development Bank	0.500%	9/15/26	GBP	4,513	5,290
Inter-American Development Bank	0.875%	8/27/27	CAD	2,848	1,965
Inter-American Development Bank	2.125%	12/15/28	GBP	5,000	6,236
Inter-American Development Bank	3.290%	6/28/32	AUD	1,367	918
International Bank for Reconstruction & Development	3.000%	2/2/23	NZD	4,513	2,911
International Bank for Reconstruction & Development	0.500%	7/24/23	GBP	9,386	11,614
International Bank for Reconstruction & Development	2.500%	8/3/23	CAD	3,879	3,005
International Bank for Reconstruction & Development	0.500%	10/10/23	SEK	90,260	9,077

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
International Bank for Reconstruction & Development	2.200%	2/27/24	AUD	10,109	7,045
International Bank for Reconstruction & Development	1.800%	7/26/24	CAD	5,226	3,974
International Bank for Reconstruction & Development	1.900%	1/16/25	CAD	3,464	2,620
International Bank for Reconstruction & Development	4.250%	6/24/25	AUD	5,686	4,131
International Bank for Reconstruction & Development	0.750%	7/2/25	CAD	7,763	5,646
International Bank for Reconstruction & Development	2.900%	11/26/25	AUD	4,693	3,260
International Bank for Reconstruction & Development	0.625%	1/14/26	CAD	2,812	2,008
International Bank for Reconstruction & Development	0.750%	6/10/26	NZD	781	440
International Bank for Reconstruction & Development	0.250%	7/22/26	GBP	2,257	2,625
International Bank for Reconstruction & Development	1.200%	7/22/26	CAD	1,757	1,268
International Bank for Reconstruction & Development	3.000%	10/19/26	AUD	7,447	5,139
International Bank for Reconstruction & Development	0.750%	12/15/26	GBP	6,259	7,390
International Bank for Reconstruction & Development	0.000%	1/15/27	EUR	20,837	20,666
International Bank for Reconstruction & Development	1.800%	1/19/27	CAD	5,062	3,705
International Bank for Reconstruction & Development	0.250%	9/23/27	GBP	9,025	10,242
International Bank for Reconstruction & Development	0.625%	9/24/27	NZD	1,171	626
International Bank for Reconstruction & Development	0.875%	9/28/27	CAD	2,441	1,687
International Bank for Reconstruction & Development	0.625%	11/22/27	EUR	4,965	5,024
International Bank for Reconstruction & Development	0.010%	4/24/28	EUR	6,769	6,564
International Bank for Reconstruction & Development	1.625%	5/10/28	NZD	11,757	6,534
International Bank for Reconstruction & Development	0.625%	7/14/28	GBP	18,289	20,898
International Bank for Reconstruction & Development	3.300%	8/14/28	AUD	1,490	1,026
International Bank for Reconstruction & Development	4.875%	12/7/28	GBP	79	116
International Bank for Reconstruction & Development	1.250%	12/13/28	GBP	14,062	16,692
International Bank for Reconstruction & Development	0.250%	5/21/29	EUR	10,300	9,967
International Bank for Reconstruction & Development	1.950%	9/20/29	CAD	816	579
International Bank for Reconstruction & Development	1.000%	12/21/29	GBP	2,008	2,312
International Bank for Reconstruction & Development	0.000%	2/21/30	EUR	5,156	4,816
International Bank for Reconstruction & Development	0.500%	4/16/30	EUR	2,437	2,360

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	International Bank for Reconstruction & Development	5.750%	6/7/32	GBP	2,708	4,448
	International Bank for Reconstruction & Development	0.625%	1/12/33	EUR	23,574	22,111
	International Bank for Reconstruction & Development	1.200%	8/8/34	EUR	4,353	4,263
	International Bank for Reconstruction & Development	0.500%	6/21/35	EUR	9,025	8,020
	International Bank for Reconstruction & Development	0.100%	9/17/35	EUR	3,500	2,943
	International Bank for Reconstruction & Development	0.700%	10/22/46	EUR	8,467	6,964
	International Bank for Reconstruction & Development	0.125%	1/3/51	EUR	19,900	13,035
	International Bank for Reconstruction & Development	0.200%	1/21/61	EUR	2,437	1,466
	International Development Assn.	0.750%	9/21/28	GBP	2,391	2,754
	International Development Assn.	0.350%	4/22/36	EUR	10,000	8,519
	International Development Assn.	0.700%	1/17/42	EUR	22,350	18,783
	International Finance Corp.	2.375%	7/19/23	CAD	867	671
	International Finance Corp.	4.250%	8/21/23	AUD	904	652
	International Finance Corp.	1.250%	12/15/23	GBP	6,228	7,746
	International Finance Corp.	1.450%	7/22/24	AUD	1,558	1,062
	International Finance Corp.	1.375%	9/13/24	CAD	1,519	1,139
	International Finance Corp.	1.375%	3/7/25	GBP	4,432	5,453
	International Finance Corp.	4.000%	4/3/25	AUD	2,031	1,464
	International Finance Corp.	0.625%	9/16/25	CAD	2,400	1,725
	International Finance Corp.	0.250%	12/15/25	GBP	4,603	5,422
	International Finance Corp.	3.200%	7/22/26	AUD	10,000	6,979
	International Finance Corp.	0.875%	9/15/26	GBP	6,777	8,085
	International Finance Corp.	1.850%	1/28/27	CAD	1,825	1,339
	International Finance Corp.	0.750%	7/22/27	GBP	4,513	5,294
	International Finance Corp.	3.200%	10/18/27	AUD	542	374
	International Finance Corp.	0.750%	5/24/28	AUD	10,000	5,917
	International Finance Corp.	3.150%	6/26/29	AUD	1,969	1,334
	International Finance Corp.	1.250%	2/6/31	AUD	10,000	5,652
	International Finance Corp.	1.500%	4/15/35	AUD	5,342	2,789
	Nordic Investment Bank	1.125%	12/15/23	GBP	8,643	10,730
	Nordic Investment Bank	4.750%	2/28/24	AUD	2,366	1,724
	Nordic Investment Bank	1.875%	4/10/24	NOK	150,000	15,827
	Nordic Investment Bank	0.125%	6/10/24	EUR	11,146	11,566
	Nordic Investment Bank	0.500%	11/3/25	EUR	8,845	9,108
	Nordic Investment Bank	0.125%	12/15/26	GBP	16,684	19,145
	Nordic Investment Bank	1.375%	1/27/28	SEK	8,000	771
						3,634,437
Sweden (0.3%)
[3]	Kingdom of Sweden	1.500%	11/13/23	SEK	717,045	73,383
	Kingdom of Sweden	2.500%	5/12/25	SEK	58,350	6,113
	Kingdom of Sweden	1.000%	11/12/26	SEK	156,005	15,462
	Kingdom of Sweden	0.750%	5/12/28	SEK	3,160	305
[3]	Kingdom of Sweden	0.750%	11/12/29	SEK	175,540	16,641
[3]	Kingdom of Sweden	0.125%	5/12/31	SEK	524,105	46,240
	Kingdom of Sweden	2.250%	6/1/32	SEK	78,975	8,415
	Kingdom of Sweden	1.375%	6/23/71	SEK	193,910	13,033
	Kommuninvest I Sverige AB	1.000%	11/13/23	SEK	257,220	25,992
	Kommuninvest I Sverige AB	1.000%	10/2/24	SEK	90,260	9,070

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Kommuninvest I Sverige AB	1.000%	5/12/25	SEK	177,820	17,534
Kommuninvest I Sverige AB	0.750%	2/4/26	SEK	135,380	13,090
Kommuninvest I Sverige AB	1.000%	11/12/26	SEK	270,760	25,975
Kommuninvest I Sverige AB	0.875%	5/16/29	SEK	50,000	4,520
Region Stockholm	0.750%	2/26/25	EUR	2,257	2,339
					278,112
Switzerland (0.5%)
Canton of Basel-Landschaft	1.375%	9/29/34	CHF	7,495	7,630
Canton of Geneva Switzerland	1.625%	7/30/29	CHF	1,605	1,706
Canton of Geneva Switzerland	0.030%	6/28/30	CHF	13,000	12,171
Canton of Geneva Switzerland	1.500%	3/5/32	CHF	725	757
Canton of Geneva Switzerland	0.400%	4/28/36	CHF	2,260	1,994
Canton of Geneva Switzerland	0.600%	7/4/46	CHF	1,355	1,122
Canton of Vaud	2.000%	10/24/33	CHF	4,020	4,403
Canton of Zurich	0.000%	6/27/25	CHF	4,515	4,556
Canton of Zurich	1.250%	12/3/32	CHF	1,355	1,387
Canton of Zurich	2.000%	7/29/38	CHF	4,515	4,967
Canton of Zurich	0.250%	7/12/39	CHF	5,645	4,669
Swiss Confederation	4.000%	2/11/23	CHF	1,086	1,155
Swiss Confederation	1.250%	6/11/24	CHF	9,567	10,084
Swiss Confederation	1.500%	7/24/25	CHF	7,875	8,419
Swiss Confederation	1.250%	5/28/26	CHF	85,899	91,447
Swiss Confederation	3.250%	6/27/27	CHF	24,061	28,230
Swiss Confederation	4.000%	4/8/28	CHF	79	97
Swiss Confederation	0.000%	6/22/29	CHF	21,733	21,368
Swiss Confederation	0.500%	5/27/30	CHF	47,013	47,423
Swiss Confederation	2.250%	6/22/31	CHF	15,898	18,386
Swiss Confederation	0.500%	6/27/32	CHF	6,408	6,350
Swiss Confederation	3.500%	4/8/33	CHF	9,296	12,077
Swiss Confederation	0.000%	6/26/34	CHF	24,548	22,454
Swiss Confederation	0.250%	6/23/35	CHF	4,880	4,563
Swiss Confederation	2.500%	3/8/36	CHF	2,776	3,376
Swiss Confederation	1.250%	6/27/37	CHF	13,651	14,368
Swiss Confederation	0.000%	7/24/39	CHF	8,123	7,017
Swiss Confederation	1.500%	4/30/42	CHF	18,547	20,640
Swiss Confederation	0.500%	6/28/45	CHF	24,282	22,526
Swiss Confederation	4.000%	1/6/49	CHF	3,836	6,726
Swiss Confederation	0.500%	5/24/55	CHF	9,821	8,895
Swiss Confederation	0.500%	5/30/58	CHF	10,005	8,972
Swiss Confederation	2.000%	6/25/64	CHF	2,166	3,061
					412,996
Thailand (0.7%)
Bank of Thailand Bond	0.920%	3/23/23	THB	435,377	12,743
Bank of Thailand Bond	0.650%	9/28/23	THB	50,000	1,453
Kingdom of Thailand	3.625%	6/16/23	THB	319,776	9,638
Kingdom of Thailand	2.400%	12/17/23	THB	858,282	25,580
Kingdom of Thailand	0.750%	6/17/24	THB	1,557,384	44,812
Kingdom of Thailand	1.450%	12/17/24	THB	1,023,997	29,725
Kingdom of Thailand	0.950%	6/17/25	THB	1,596,371	45,302
Kingdom of Thailand	3.850%	12/12/25	THB	564,066	17,538
Kingdom of Thailand	2.125%	12/17/26	THB	666,227	19,391
Kingdom of Thailand	1.000%	6/17/27	THB	806,858	22,085
Kingdom of Thailand	3.580%	12/17/27	THB	435,629	13,531
Kingdom of Thailand	5.670%	3/13/28	THB	54,151	1,860
Kingdom of Thailand	2.875%	12/17/28	THB	1,004,698	29,981

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Kingdom of Thailand	4.875%	6/22/29	THB	785,180	26,318
	Kingdom of Thailand	1.600%	12/17/29	THB	1,050,789	28,467
	Kingdom of Thailand	3.650%	6/20/31	THB	555,041	17,346
	Kingdom of Thailand	2.000%	12/17/31	THB	1,161,658	31,674
	Kingdom of Thailand	3.775%	6/25/32	THB	680,489	21,538
	Kingdom of Thailand	1.600%	6/17/35	THB	185,377	4,455
	Kingdom of Thailand	1.585%	12/17/35	THB	964,942	22,889
	Kingdom of Thailand	3.400%	6/17/36	THB	1,336,250	38,916
	Kingdom of Thailand	4.260%	12/12/37	THB	124,997	3,999
	Kingdom of Thailand	3.300%	6/17/38	THB	1,208,282	33,695
	Kingdom of Thailand	3.800%	6/14/41	THB	67,689	1,986
	Kingdom of Thailand	2.000%	6/17/42	THB	676,862	14,756
	Kingdom of Thailand	4.675%	6/29/44	THB	418,891	13,613
	Kingdom of Thailand	2.875%	6/17/46	THB	509,702	12,310
	Kingdom of Thailand	1.875%	6/17/49	THB	620,465	11,727
	Kingdom of Thailand	2.750%	6/17/52	THB	50,000	1,138
	Kingdom of Thailand	4.850%	6/17/61	THB	976	33
	Kingdom of Thailand	4.000%	6/17/66	THB	432,077	12,228
	Kingdom of Thailand	3.600%	6/17/67	THB	1,057,060	27,255
	Kingdom of Thailand	2.500%	6/17/71	THB	210,737	4,014
						601,996
United Kingdom (4.3%)
[1]	Community Finance Co. 1 plc	5.017%	7/31/34	GBP	247	365
[7]	LCR Finance plc	4.500%	12/7/28	GBP	3,385	4,861
[7]	LCR Finance plc	4.500%	12/7/38	GBP	722	1,162
[7]	LCR Finance plc	5.100%	3/7/51	GBP	3,024	5,925
	Transport for London	2.125%	4/24/25	GBP	2,257	2,774
	Transport for London	3.875%	7/23/42	GBP	282	365
	Transport for London	3.625%	5/15/45	GBP	2,612	3,265
	Transport for London	4.000%	4/7/64	GBP	2,154	2,910
	United Kingdom Gilt	0.125%	1/31/23	GBP	50,000	62,255
	United Kingdom Gilt	0.125%	1/31/24	GBP	234,687	287,179
	United Kingdom Gilt	0.250%	1/31/25	GBP	175,334	211,573
	United Kingdom Gilt	5.000%	3/7/25	GBP	56,726	77,677
	United Kingdom Gilt	0.125%	1/30/26	GBP	41,733	49,530
	United Kingdom Gilt	0.375%	10/22/26	GBP	110,315	130,378
	United Kingdom Gilt	4.250%	12/7/27	GBP	21,033	29,913
	United Kingdom Gilt	0.125%	1/31/28	GBP	125,047	143,219
	United Kingdom Gilt	0.500%	1/31/29	GBP	86,845	99,909
	United Kingdom Gilt	0.875%	10/22/29	GBP	24,924	29,253
	United Kingdom Gilt	0.375%	10/22/30	GBP	32,477	36,110
	United Kingdom Gilt	4.750%	12/7/30	GBP	191,447	295,819
	United Kingdom Gilt	0.250%	7/31/31	GBP	81,302	87,560
	United Kingdom Gilt	4.250%	6/7/32	GBP	171,237	260,122
	United Kingdom Gilt	4.500%	9/7/34	GBP	34,761	55,205
	United Kingdom Gilt	0.625%	7/31/35	GBP	118,853	123,432
	United Kingdom Gilt	1.750%	9/7/37	GBP	214,267	257,120
	United Kingdom Gilt	1.125%	1/31/39	GBP	42,541	46,139
	United Kingdom Gilt	4.250%	9/7/39	GBP	30,594	50,198
	United Kingdom Gilt	4.250%	12/7/40	GBP	28,929	48,004
	United Kingdom Gilt	1.250%	10/22/41	GBP	153,932	165,983
	United Kingdom Gilt	4.500%	12/7/42	GBP	42,915	74,935
	United Kingdom Gilt	3.250%	1/22/44	GBP	109,340	164,438
	United Kingdom Gilt	3.500%	1/22/45	GBP	1,367	2,131
	United Kingdom Gilt	0.875%	1/31/46	GBP	89,860	86,452

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
United Kingdom Gilt	4.250%	12/7/46	GBP	47,652	83,911
United Kingdom Gilt	1.500%	7/22/47	GBP	84,041	92,980
United Kingdom Gilt	1.750%	1/22/49	GBP	54,963	64,139
United Kingdom Gilt	4.250%	12/7/49	GBP	28,326	51,483
United Kingdom Gilt	0.625%	10/22/50	GBP	52,288	45,442
United Kingdom Gilt	1.250%	7/31/51	GBP	90,224	92,649
United Kingdom Gilt	3.750%	7/22/52	GBP	33,298	57,542
United Kingdom Gilt	1.500%	7/31/53	GBP	16,427	18,409
United Kingdom Gilt	1.625%	10/22/54	GBP	46,273	52,531
United Kingdom Gilt	4.250%	12/7/55	GBP	34,084	66,092
United Kingdom Gilt	1.750%	7/22/57	GBP	58,553	69,073
United Kingdom Gilt	4.000%	1/22/60	GBP	48,510	95,461
United Kingdom Gilt	0.500%	10/22/61	GBP	75,516	58,065
United Kingdom Gilt	2.500%	7/22/65	GBP	56,606	83,464
United Kingdom Gilt	3.500%	7/22/68	GBP	38,080	71,238
United Kingdom Gilt	1.625%	10/22/71	GBP	41,000	47,938
United Kingdom Gilt	1.125%	10/22/73	GBP	22,117	22,060
					3,968,638
Total Sovereign Bonds (Cost $85,800,917)					72,170,284

Total International Bond II Index Fund
Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[12]	Vanguard Market Liquidity Fund (Cost $715,941)	0.409%	7,160,125	715,941
Total Investments (99.1%) (Cost $108,215,947)	91,024,775
Other Assets and Liabilities—Net (0.9%)	822,057
Net Assets (100.0%)	91,846,832
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Guaranteed by the Republic of Austria.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the aggregate value was $11,160,923,000, representing 12.2% of net assets.
4	Guaranteed by the Republic of France.
5	Guaranteed by multiple countries.
6	Guaranteed by the Government of Japan.
7	Guaranteed by the Government of the United Kingdom.
8	Securities with a value of $22,555,000 have been segregated as initial margin for open futures contracts.
9	Guaranteed by the Federal Republic of Germany.
10	Non-income-producing security—security in default.
11	Security value determined using significant unobservable inputs.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
CNY—Chinese renminbi.
COP—Colombia peso.
CZK—Czech koruna.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
HUF—Hungarian forint.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
MYR—Malaysian ringgit.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PEN—Peruvian sol.
PLN—Polish zloty.
RON—Romania new leu.
RUB—Russian ruble.
SEK—Swedish krona.
SGD—Singapore dollar.
THB—Thai baht.
USD—U.S. dollar.

Total International Bond II Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
KRW 3-Year Treasury Bond	June 2022	843	70,695	(1,384)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	5/3/22	AUD	90,000	USD	67,610	—	(4,018)
Morgan Stanley Capital Services Inc.	5/3/22	AUD	78,791	USD	59,154	—	(3,481)
State Street Bank & Trust Co.	6/2/22	AUD	59,305	USD	42,167	—	(241)
Bank of New York	5/3/22	AUD	7,782	USD	5,845	—	(347)
Royal Bank of Canada	5/3/22	CAD	230,027	USD	184,013	—	(4,958)
Royal Bank of Canada	6/2/22	CAD	161,395	USD	126,279	—	(651)
JPMorgan Chase Bank, N.A.	6/2/22	CAD	28,482	USD	22,284	—	(115)
BNP Paribas	5/3/22	CHF	36,599	USD	39,811	—	(2,181)
JPMorgan Chase Bank, N.A.	6/2/22	CHF	21,459	USD	22,140	—	(44)
JPMorgan Chase Bank, N.A.	5/3/22	CLP	95,175,750	USD	111,929	—	(367)
Citibank, N.A.	5/3/22	CLP	33,983,250	USD	39,746	87	—
Deutsche Bank AG	5/3/22	CLP	29,429,500	USD	34,591	—	(95)
HSBC Bank plc	5/3/22	CLP	22,655,500	USD	26,575	—	(19)
State Street Bank & Trust Co.	5/6/22	CNY	3,272,600	USD	495,473	1,276	—
Standard Chartered Bank	5/6/22	CNY	3,272,551	USD	492,113	4,629	—
State Street Bank & Trust Co.	5/3/22	COP	321,537,587	USD	81,196	2	—
State Street Bank & Trust Co.	5/3/22	COP	263,356,904	USD	66,762	—	(256)
Toronto-Dominion Bank	5/3/22	COP	182,879,692	USD	46,109	74	—
Citibank, N.A.	5/3/22	COP	100,000,000	USD	25,213	41	—
HSBC Bank plc	5/3/22	COP	100,000,000	USD	25,213	41	—
BNP Paribas	5/3/22	CZK	5,667,101	USD	244,166	—	(1,309)
Deutsche Bank AG	5/3/22	CZK	1,500,000	USD	64,461	—	(180)
JPMorgan Chase Bank, N.A.	5/3/22	CZK	177,120	USD	8,041	—	(451)
State Street Bank & Trust Co.	6/2/22	CZK	131,782	USD	5,631	—	(3)

Total International Bond II Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	5/3/22	DKK	127,959	USD	19,157	—	(1,008)
JPMorgan Chase Bank, N.A.	6/2/22	DKK	65,620	USD	9,318	1	—
Morgan Stanley Capital Services Inc.	5/3/22	EUR	2,500,000	USD	2,628,955	8,725	—
Morgan Stanley Capital Services Inc.	5/3/22	EUR	2,000,000	USD	2,126,730	—	(16,586)
Toronto-Dominion Bank	5/3/22	EUR	2,000,000	USD	2,102,500	7,644	—
Commonwealth Bank of Australia	5/3/22	EUR	1,500,000	USD	1,595,550	—	(12,942)
BNP Paribas	5/3/22	EUR	1,000,000	USD	1,069,560	—	(14,488)
HSBC Bank plc	5/3/22	EUR	1,000,000	USD	1,068,550	—	(13,478)
Bank of America, N.A.	5/3/22	EUR	1,000,000	USD	1,058,400	—	(3,328)
Deutsche Bank AG	5/3/22	EUR	500,000	USD	534,731	—	(7,195)
Toronto-Dominion Bank	5/3/22	EUR	500,000	USD	534,300	—	(6,764)
State Street Bank & Trust Co.	5/3/22	EUR	500,000	USD	533,925	—	(6,389)
Royal Bank of Canada	5/3/22	EUR	500,000	USD	527,750	—	(214)
Barclays Bank plc	5/3/22	EUR	500,000	USD	525,545	1,991	—
Royal Bank of Canada	5/3/22	EUR	500,000	USD	525,400	2,136	—
Commonwealth Bank of Australia	5/3/22	EUR	500,000	USD	524,900	2,636	—
HSBC Bank plc	5/4/22	GBP	2,620,411	USD	3,289,926	5,084	—
Toronto-Dominion Bank	5/4/22	GBP	2,620,411	USD	3,289,926	5,084	—
State Street Bank & Trust Co.	6/6/22	GBP	133,131	USD	167,142	266	—
State Street Bank & Trust Co.	5/4/22	GBP	112,193	USD	147,687	—	(6,612)
HSBC Bank plc	5/4/22	HKD	325,000	USD	41,417	4	—
BNP Paribas	5/3/22	HUF	30,526,849	USD	85,507	—	(390)
BNP Paribas	5/3/22	HUF	10,175,616	USD	28,286	86	—
JPMorgan Chase Bank, N.A.	5/3/22	HUF	1,901,408	USD	5,739	—	(437)
Deutsche Bank AG	5/9/22	IDR	8,411,129,600	USD	582,364	—	(2,504)
Standard Chartered Bank	5/9/22	IDR	4,731,260,400	USD	328,332	—	(2,160)
Deutsche Bank AG	5/3/22	ILS	250,000	USD	75,529	—	(644)
BNP Paribas	5/3/22	ILS	166,000	USD	50,026	—	(302)
JPMorgan Chase Bank, N.A.	5/3/22	ILS	25,481	USD	7,989	—	(357)
Standard Chartered Bank	5/6/22	JPY	520,000,000	USD	4,013,584	—	(5,895)
BNP Paribas	5/6/22	JPY	481,696,242	USD	3,723,991	—	(11,512)
Bank of New York	5/6/22	JPY	187,881,408	USD	1,441,814	6,206	—
Toronto-Dominion Bank	5/6/22	JPY	124,716,846	USD	967,746	—	(6,541)
Royal Bank of Canada	5/6/22	JPY	125,000,000	USD	964,804	—	(1,417)

Total International Bond II Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Commonwealth Bank of Australia	5/6/22	JPY	88,145,000	USD	692,909	—	(13,567)
UBS AG	5/6/22	JPY	65,000,000	USD	510,685	—	(9,724)
Barclays Bank plc	5/6/22	JPY	65,000,000	USD	509,624	—	(8,663)
Bank of America, N.A.	5/6/22	JPY	64,872,228	USD	498,902	1,074	—
Toronto-Dominion Bank	5/6/22	JPY	64,716,846	USD	497,807	972	—
HSBC Bank plc	5/6/22	JPY	64,652,129	USD	494,736	3,544	—
Deutsche Bank AG	5/6/22	JPY	58,617,000	USD	450,969	797	—
JPMorgan Chase Bank, N.A.	5/6/22	JPY	6,136,408	USD	47,367	—	(73)
State Street Bank & Trust Co.	5/6/22	JPY	2,450,000	USD	20,197	—	(1,316)
JPMorgan Chase Bank, N.A.	5/3/22	KRW	1,075,400,808	USD	850,671	5,531	—
HSBC Bank plc	5/3/22	KRW	1,059,279,120	USD	837,346	6,019	—
BNP Paribas	5/3/22	KRW	914,077,700	USD	722,362	5,399	—
JPMorgan Chase Bank, N.A.	5/3/22	KRW	654,162,308	USD	526,588	—	(5,762)
Deutsche Bank AG	5/3/22	KRW	540,892,660	USD	427,448	3,195	—
BNP Paribas	5/3/22	KRW	381,681,758	USD	307,199	—	(3,316)
Deutsche Bank AG	5/3/22	KRW	328,607,155	USD	264,637	—	(3,009)
State Street Bank & Trust Co.	5/3/22	KRW	308,165,600	USD	247,066	—	(1,714)
HSBC Bank plc	5/3/22	KRW	244,515,257	USD	195,926	—	(1,250)
Standard Chartered Bank	5/3/22	KRW	235,592,880	USD	186,181	1,391	—
State Street Bank & Trust Co.	6/2/22	MXN	304,843	USD	14,851	—	(7)
State Street Bank & Trust Co.	5/3/22	MXN	168,740	USD	8,419	—	(156)
BNP Paribas	5/6/22	MYR	1,713,300	USD	393,223	280	—
BNP Paribas	5/6/22	MYR	1,683,367	USD	387,877	—	(1,249)
Barclays Bank plc	5/3/22	NOK	198,052	USD	21,015	101	—
State Street Bank & Trust Co.	5/3/22	NOK	71,948	USD	8,226	—	(555)
JPMorgan Chase Bank, N.A.	5/3/22	NZD	19,265	USD	13,394	—	(956)
State Street Bank & Trust Co.	6/2/22	NZD	8,499	USD	5,516	—	(29)
Citibank, N.A.	5/3/22	PEN	460,884	USD	120,509	—	(455)
Toronto-Dominion Bank	5/3/22	PEN	193,649	USD	50,516	—	(73)
Toronto-Dominion Bank	5/3/22	PEN	120,062	USD	31,064	211	—
BNP Paribas	5/4/22	PLN	886,330	USD	201,001	—	(1,110)
BNP Paribas	5/4/22	PLN	400,000	USD	89,823	388	—
JPMorgan Chase Bank, N.A.	5/4/22	PLN	60,358	USD	14,443	—	(831)

Total International Bond II Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	6/2/22	PLN	56,368	USD	12,656	6	—
Barclays Bank plc	5/3/22	RON	220,000	USD	46,684	209	—
Barclays Bank plc	5/3/22	RON	55,000	USD	11,732	—	(9)
Barclays Bank plc	5/3/22	SEK	1,000,000	USD	101,719	127	—
State Street Bank & Trust Co.	5/3/22	SEK	223,252	USD	23,969	—	(1,232)
JPMorgan Chase Bank, N.A.	6/2/22	SEK	79,274	USD	8,101	—	(21)
Toronto-Dominion Bank	5/5/22	SGD	457,479	USD	331,651	—	(858)
Morgan Stanley Capital Services Inc.	5/5/22	SGD	150,000	USD	108,274	188	—
State Street Bank & Trust Co.	5/5/22	SGD	18,755	USD	13,857	—	(296)
Standard Chartered Bank	5/5/22	THB	10,319,277	USD	300,373	930	—
Standard Chartered Bank	5/5/22	THB	5,417,500	USD	159,219	—	(1,039)
JPMorgan Chase Bank, N.A.	5/5/22	THB	5,198,400	USD	151,061	722	—
State Street Bank & Trust Co.	5/5/22	THB	824,500	USD	24,105	—	(31)
Commonwealth Bank of Australia	5/3/22	USD	2,326,985	AUD	3,097,644	138,249	—
JPMorgan Chase Bank, N.A.	6/2/22	USD	1,540,813	AUD	2,166,999	8,808	—
Commonwealth Bank of Australia	6/2/22	USD	1,336,574	AUD	1,879,745	7,650	—
JPMorgan Chase Bank, N.A.	5/3/22	USD	588,950	AUD	784,000	34,991	—
State Street Bank & Trust Co.	5/3/22	USD	228,373	AUD	304,000	13,573	—
State Street Bank & Trust Co.	6/2/22	USD	159,736	AUD	225,000	668	—
UBS AG	5/3/22	USD	168,924	AUD	224,774	10,103	—
UBS AG	6/2/22	USD	139,606	AUD	196,350	793	—
BNP Paribas	6/2/22	USD	83,723	AUD	117,750	477	—
BNP Paribas	5/3/22	USD	67,608	AUD	90,000	4,015	—
Standard Chartered Bank	5/3/22	USD	27,516	AUD	37,000	1,373	—
Toronto-Dominion Bank	5/3/22	USD	2,636,830	CAD	3,294,000	72,749	—
Toronto-Dominion Bank	6/2/22	USD	1,983,429	CAD	2,535,000	10,215	—
State Street Bank & Trust Co.	5/3/22	USD	1,916,581	CAD	2,399,463	48,815	—
Royal Bank of Canada	6/2/22	USD	1,559,874	CAD	1,993,436	8,206	—
Bank of New York	6/2/22	USD	1,176,459	CAD	1,500,000	8,877	—
Royal Bank of Canada	5/3/22	USD	749,214	CAD	937,000	19,845	—
JPMorgan Chase Bank, N.A.	5/3/22	USD	399,842	CAD	500,000	10,637	—

Total International Bond II Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	6/2/22	USD	392,666	CAD	500,000	3,472	—
State Street Bank & Trust Co.	6/2/22	USD	392,167	CAD	500,000	2,973	—
BNP Paribas	6/2/22	USD	311,180	CAD	400,000	—	(175)
Bank of Montreal	5/3/22	USD	55,446	CAD	70,000	958	—
Bank of New York	5/3/22	USD	46,124	CAD	58,000	976	—
BNP Paribas	5/3/22	USD	1,019,742	CHF	937,500	55,856	—
Toronto-Dominion Bank	6/2/22	USD	809,873	CHF	785,000	1,608	—
State Street Bank & Trust Co.	6/2/22	USD	260,761	CHF	252,884	382	—
Commonwealth Bank of Australia	5/3/22	USD	152,329	CHF	140,765	7,602	—
JPMorgan Chase Bank, N.A.	5/3/22	USD	55,464	CHF	52,000	2,000	—
UBS AG	6/2/22	USD	46,424	CHF	45,000	91	—
BNP Paribas	6/2/22	USD	20,634	CHF	20,000	41	—
Commonwealth Bank of Australia	6/2/22	USD	18,758	CHF	18,000	224	—
Bank of America, N.A.	5/3/22	USD	9,957	CHF	9,218	479	—
JPMorgan Chase Bank, N.A.	5/3/22	USD	118,156	CLP	95,175,750	6,595	—
Citibank, N.A.	5/3/22	USD	39,944	CLP	33,983,250	110	—
JPMorgan Chase Bank, N.A.	6/3/22	USD	39,766	CLP	33,983,250	195	—
Citibank, N.A.	6/3/22	USD	39,492	CLP	33,983,250	—	(79)
Deutsche Bank AG	5/3/22	USD	37,724	CLP	29,429,500	3,228	—
HSBC Bank plc	5/3/22	USD	26,629	CLP	22,655,500	73	—
HSBC Bank plc	6/3/22	USD	26,422	CLP	22,655,500	41	—
State Street Bank & Trust Co.	5/6/22	USD	748,700	CNY	4,764,820	25,444	—
Standard Chartered Bank	6/2/22	USD	528,604	CNY	3,516,551	—	(4,713)
State Street Bank & Trust Co.	6/2/22	USD	494,956	CNY	3,272,600	—	(1,364)
Standard Chartered Bank	5/6/22	USD	280,125	CNY	1,780,331	9,888	—
State Street Bank & Trust Co.	6/3/22	USD	147,264	COP	584,894,491	356	—
State Street Bank & Trust Co.	5/3/22	USD	101,114	COP	382,879,692	4,425	—
Toronto-Dominion Bank	5/3/22	USD	48,691	COP	182,879,692	2,508	—
State Street Bank & Trust Co.	6/3/22	USD	45,179	COP	180,864,893	—	(249)
Citibank, N.A.	5/3/22	USD	26,485	COP	100,000,000	1,232	—
HSBC Bank plc	5/3/22	USD	26,461	COP	100,000,000	1,207	—
BNP Paribas	5/3/22	USD	332,696	CZK	7,344,221	17,969	—
BNP Paribas	6/2/22	USD	243,313	CZK	5,667,101	1,308	—

Total International Bond II Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Deutsche Bank AG	6/2/22	USD	64,238	CZK	1,500,000	183	—
Deutsche Bank AG	5/3/22	USD	564,264	DKK	3,772,965	29,129	—
Barclays Bank plc	6/2/22	USD	518,430	DKK	3,645,005	779	—
State Street Bank & Trust Co.	6/2/22	USD	11,902,104	EUR	11,280,000	—	(14,671)
State Street Bank & Trust Co.	5/3/22	USD	10,997,037	EUR	9,876,790	576,306	—
Toronto-Dominion Bank	6/2/22	USD	8,182,272	EUR	7,760,000	—	(15,794)
Morgan Stanley Capital Services Inc.	5/3/22	USD	7,242,760	EUR	6,541,000	341,529	—
Toronto-Dominion Bank	5/3/22	USD	6,506,936	EUR	5,857,000	327,377	—
HSBC Bank plc	5/3/22	USD	4,994,608	EUR	4,495,000	252,058	—
Royal Bank of Canada	5/3/22	USD	4,112,240	EUR	3,702,775	205,543	—
Morgan Stanley Capital Services Inc.	6/2/22	USD	3,423,151	EUR	3,250,000	—	(10,317)
Bank of America, N.A.	5/3/22	USD	2,977,417	EUR	2,700,000	128,718	—
Bank of New York	5/3/22	USD	2,792,220	EUR	2,510,000	143,986	—
Deutsche Bank AG	5/3/22	USD	2,793,279	EUR	2,500,000	155,599	—
HSBC Bank plc	6/2/22	USD	2,657,559	EUR	2,500,000	16,429	—
Deutsche Bank AG	6/2/22	USD	2,652,678	EUR	2,500,000	11,548	—
Morgan Stanley Capital Services Inc.	6/2/22	USD	2,129,444	EUR	2,000,000	16,540	—
BNP Paribas	5/3/22	USD	1,948,881	EUR	1,750,000	102,504	—
UBS AG	5/3/22	USD	1,805,192	EUR	1,627,000	88,589	—
HSBC Bank plc	6/2/22	USD	1,589,701	EUR	1,505,000	—	(258)
Commonwealth Bank of Australia	5/3/22	USD	1,669,394	EUR	1,500,000	86,783	—
Bank of America, N.A.	6/2/22	USD	1,588,616	EUR	1,500,000	3,938	—
Bank of New York	6/2/22	USD	1,580,501	EUR	1,500,000	—	(4,177)
Barclays Bank plc	5/3/22	USD	1,493,822	EUR	1,350,000	69,474	—
BNP Paribas	6/2/22	USD	1,406,077	EUR	1,331,165	—	(235)
Royal Bank of Canada	6/2/22	USD	1,318,264	EUR	1,250,000	—	(2,301)
Barclays Bank plc	6/2/22	USD	1,318,038	EUR	1,250,000	—	(2,527)
BNP Paribas	6/2/22	USD	1,070,920	EUR	1,000,000	14,468	—
Commonwealth Bank of Australia	6/2/22	USD	1,069,364	EUR	1,000,000	12,912	—
Toronto-Dominion Bank	6/2/22	USD	1,063,896	EUR	1,000,000	7,444	—
Bank of New York	6/2/22	USD	1,057,881	EUR	1,000,000	1,429	—
Deutsche Bank AG	6/2/22	USD	1,054,584	EUR	1,000,000	—	(1,868)
Commonwealth Bank of Australia	6/2/22	USD	1,053,784	EUR	1,000,000	—	(2,668)
Credit Agricole CIB	6/2/22	USD	767,294	EUR	725,000	1,366	—
Standard Chartered Bank	5/3/22	USD	556,798	EUR	500,000	29,262	—
Credit Agricole CIB	5/3/22	USD	556,486	EUR	500,000	28,950	—

Total International Bond II Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	5/3/22	USD	555,978	EUR	500,000	28,441	—
State Street Bank & Trust Co.	6/2/22	USD	534,607	EUR	500,000	6,381	—
UBS AG	6/2/22	USD	529,515	EUR	500,000	1,289	—
Royal Bank of Canada	6/2/22	USD	528,413	EUR	500,000	187	—
Standard Chartered Bank	6/2/22	USD	264,069	EUR	250,000	—	(44)
UBS AG	6/2/22	USD	95,065	EUR	90,000	—	(15)
Toronto-Dominion Bank	6/6/22	USD	3,289,863	GBP	2,620,411	—	(5,222)
HSBC Bank plc	6/6/22	USD	3,289,858	GBP	2,620,411	—	(5,228)
Toronto-Dominion Bank	5/4/22	USD	2,771,235	GBP	2,105,146	124,140	—
HSBC Bank plc	5/4/22	USD	2,659,970	GBP	2,021,232	118,392	—
JPMorgan Chase Bank, N.A.	5/4/22	USD	1,359,199	GBP	1,032,857	60,442	—
HSBC Bank plc	6/6/22	USD	346,631	GBP	275,000	827	—
State Street Bank & Trust Co.	5/4/22	USD	205,866	GBP	156,386	9,221	—
Bank of New York	5/4/22	USD	27,431	GBP	21,000	1,025	—
Royal Bank of Canada	5/4/22	USD	21,466	GBP	16,393	853	—
State Street Bank & Trust Co.	6/6/22	USD	11,201	GBP	9,000	—	(116)
UBS AG	5/4/22	USD	41,521	HKD	325,000	101	—
HSBC Bank plc	6/2/22	USD	41,442	HKD	325,000	—	(6)
Deutsche Bank AG	5/3/22	USD	127,767	HUF	42,603,874	8,976	—
BNP Paribas	6/2/22	USD	85,150	HUF	30,526,849	391	—
BNP Paribas	6/2/22	USD	28,170	HUF	10,175,616	—	(83)
Standard Chartered Bank	5/9/22	USD	642,312	IDR	9,235,780,000	5,600	—
Deutsche Bank AG	6/3/22	USD	581,428	IDR	8,411,129,600	2,468	—
Standard Chartered Bank	6/3/22	USD	327,788	IDR	4,731,260,400	2,124	—
HSBC Bank plc	5/9/22	USD	255,032	IDR	3,665,767,000	2,316	—
HSBC Bank plc	6/3/22	USD	53,008	IDR	770,000,000	8	—
Deutsche Bank AG	5/9/22	USD	2,840	IDR	40,843,000	24	—
BNP Paribas	5/3/22	USD	314,009	ILS	999,528	14,612	—
BNP Paribas	6/2/22	USD	218,308	ILS	724,047	1,070	—
Deutsche Bank AG	6/2/22	USD	75,658	ILS	250,000	649	—
Standard Chartered Bank	6/2/22	USD	4,017,024	JPY	520,000,000	5,773	—
BNP Paribas	6/2/22	USD	3,630,772	JPY	470,000,000	5,218	—
Standard Chartered Bank	5/6/22	USD	3,659,232	JPY	444,955,000	229,921	—
BNP Paribas	5/6/22	USD	2,844,074	JPY	345,000,000	185,126	—
HSBC Bank plc	5/6/22	USD	2,543,314	JPY	310,040,127	153,808	—
Royal Bank of Canada	5/6/22	USD	2,075,250	JPY	252,040,200	132,752	—
National Australia Bank Ltd.	5/6/22	USD	1,813,613	JPY	220,000,000	118,052	—

Total International Bond II Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Toronto-Dominion Bank	5/6/22	USD	1,718,299	JPY	208,903,552	108,258	—
Bank of New York	6/2/22	USD	1,443,053	JPY	187,881,408	—	(6,253)
Bank of New York	5/6/22	USD	1,042,981	JPY	127,050,000	63,796	—
Royal Bank of Canada	6/2/22	USD	965,631	JPY	125,000,000	1,388	—
Toronto-Dominion Bank	6/2/22	USD	968,576	JPY	124,716,846	6,517	—
Commonwealth Bank of Australia	6/2/22	USD	693,511	JPY	88,145,000	13,566	—
UBS AG	6/2/22	USD	511,131	JPY	65,000,000	9,724	—
Barclays Bank plc	6/2/22	USD	510,066	JPY	65,000,000	8,660	—
Bank of America, N.A.	6/2/22	USD	499,329	JPY	64,872,228	—	(1,092)
Toronto-Dominion Bank	6/2/22	USD	498,233	JPY	64,716,846	—	(989)
HSBC Bank plc	6/2/22	USD	495,159	JPY	64,652,129	—	(3,564)
Deutsche Bank AG	6/2/22	USD	451,357	JPY	58,617,000	—	(811)
Morgan Stanley Capital Services Inc.	5/6/22	USD	55,797	JPY	6,770,000	3,620	—
Commonwealth Bank of Australia	5/6/22	USD	37,118	JPY	4,783,000	255	—
JPMorgan Chase Bank, N.A.	5/3/22	USD	1,010,556	KRW	1,278,757,608	—	(7,553)
BNP Paribas	5/3/22	USD	751,302	KRW	914,077,700	23,540	—
HSBC Bank plc	5/3/22	USD	525,738	KRW	665,267,747	—	(3,929)
JPMorgan Chase Bank, N.A.	6/3/22	USD	526,567	KRW	654,162,308	5,741	—
JPMorgan Chase Bank, N.A.	6/3/22	USD	514,229	KRW	649,595,300	—	(2,961)
HSBC Bank plc	5/3/22	USD	524,117	KRW	638,526,630	15,741	—
Deutsche Bank AG	5/3/22	USD	442,267	KRW	540,892,660	11,624	—
JPMorgan Chase Bank, N.A.	5/3/22	USD	369,315	KRW	450,805,508	10,397	—
HSBC Bank plc	6/3/22	USD	332,755	KRW	420,752,490	—	(2,236)
BNP Paribas	5/3/22	USD	301,629	KRW	381,681,758	—	(2,254)
Deutsche Bank AG	6/3/22	USD	264,617	KRW	328,607,155	2,989	—
Deutsche Bank AG	5/3/22	USD	259,687	KRW	328,607,155	—	(1,941)
HSBC Bank plc	6/3/22	USD	257,309	KRW	320,515,257	2,124	—
BNP Paribas	6/3/22	USD	249,983	KRW	312,246,800	1,381	—
State Street Bank & Trust Co.	6/3/22	USD	247,054	KRW	308,165,600	1,701	—
Standard Chartered Bank	5/3/22	USD	194,100	KRW	235,592,880	6,528	—
State Street Bank & Trust Co.	5/3/22	USD	149,881	KRW	182,584,490	4,512	—
Citibank, N.A.	6/3/22	USD	39,661	KRW	50,000,000	—	(147)
Morgan Stanley Capital Services Inc.	6/3/22	USD	32,506	KRW	41,000,000	—	(138)
BNP Paribas	6/3/22	USD	31,720	KRW	40,000,000	—	(128)

Total International Bond II Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	6/2/22	USD	577,597	MXN	11,836,242	1,251	—
State Street Bank & Trust Co.	5/3/22	USD	538,473	MXN	10,785,000	10,289	—
BNP Paribas	5/3/22	USD	28,434	MXN	569,982	520	—
BNP Paribas	5/6/22	USD	459,308	MYR	1,938,470	14,089	—
BNP Paribas	6/2/22	USD	393,126	MYR	1,713,300	—	(190)
BNP Paribas	6/2/22	USD	345,558	MYR	1,503,367	435	—
Standard Chartered Bank	5/6/22	USD	277,616	MYR	1,168,197	9,310	—
Barclays Bank plc	5/3/22	USD	194,916	NOK	1,705,000	13,135	—
Barclays Bank plc	6/2/22	USD	183,014	NOK	1,705,000	1,223	—
Toronto-Dominion Bank	5/3/22	USD	30,956	NOK	270,000	2,169	—
Barclays Bank plc	6/2/22	USD	21,016	NOK	198,052	—	(101)
Commonwealth Bank of Australia	6/2/22	USD	200,403	NZD	308,754	1,067	—
JPMorgan Chase Bank, N.A.	6/2/22	USD	133,601	NZD	205,836	711	—
Commonwealth Bank of Australia	5/3/22	USD	120,970	NZD	174,000	8,635	—
JPMorgan Chase Bank, N.A.	5/3/22	USD	120,275	NZD	173,000	8,585	—
State Street Bank & Trust Co.	5/3/22	USD	120,173	NZD	172,855	8,577	—
HSBC Bank plc	5/3/22	USD	9,424	NZD	14,000	385	—
Bank of America, N.A.	6/2/22	USD	4,856	NZD	7,500	14	—
Citibank, N.A.	5/3/22	USD	121,688	PEN	460,884	1,634	—
Toronto-Dominion Bank	5/3/22	USD	82,975	PEN	313,711	1,257	—
Citibank, N.A.	6/3/22	USD	69,740	PEN	267,235	399	—
Toronto-Dominion Bank	6/3/22	USD	30,948	PEN	120,062	—	(205)
BNP Paribas	5/4/22	USD	303,896	PLN	1,269,688	17,547	—
BNP Paribas	6/2/22	USD	200,274	PLN	886,330	1,176	—
BNP Paribas	6/2/22	USD	89,503	PLN	400,000	—	(350)
State Street Bank & Trust Co.	5/4/22	USD	18,287	PLN	77,000	922	—
Barclays Bank plc	5/3/22	USD	61,562	RON	275,000	2,945	—
Barclays Bank plc	6/3/22	USD	58,035	RON	275,000	—	(320)
Barclays Bank plc	6/2/22	USD	444,107	SEK	4,341,147	1,646	—
Barclays Bank plc	5/3/22	USD	418,128	SEK	3,877,536	23,219	—
Royal Bank of Canada	5/3/22	USD	402,595	SEK	3,750,000	20,675	—
Royal Bank of Canada	6/2/22	USD	332,097	SEK	3,250,000	848	—
Deutsche Bank AG	5/3/22	USD	180,204	SEK	1,686,863	8,404	—
Barclays Bank plc	6/2/22	USD	101,791	SEK	1,000,000	—	(132)
Bank of America, N.A.	6/2/22	USD	51,092	SEK	500,000	130	—
HSBC Bank plc	5/5/22	USD	462,404	SGD	626,234	9,589	—

Total International Bond II Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Toronto-Dominion Bank	6/2/22	USD	331,627	SGD	457,479	851	—
Morgan Stanley Capital Services Inc.	6/2/22	USD	108,268	SGD	150,000	—	(188)
Standard Chartered Bank	6/2/22	USD	300,314	THB	10,319,277	—	(1,103)
Standard Chartered Bank	5/5/22	USD	298,368	THB	10,034,700	5,375	—
JPMorgan Chase Bank, N.A.	5/5/22	USD	197,529	THB	6,636,167	3,766	—
JPMorgan Chase Bank, N.A.	6/2/22	USD	151,050	THB	5,198,400	—	(791)
Standard Chartered Bank	6/2/22	USD	151,842	THB	5,172,500	758	—
Deutsche Bank AG	5/5/22	USD	76,137	THB	2,570,710	1,077	—
BNP Paribas	5/5/22	USD	50,888	THB	1,693,600	1,438	—
State Street Bank & Trust Co.	6/2/22	USD	1,507	THB	50,455	33	—
						4,987,558	(306,666)
At April 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $2,908,560,000 and cash of $2,194,544,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Statement of Assets and Liabilities
As of April 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $107,500,006)	90,308,834
Affiliated Issuers (Cost $715,941)	715,941
Total Investments in Securities	91,024,775
Investment in Vanguard	3,122
Foreign Currency, at Value (Cost $560,013)	506,860
Receivables for Investment Securities Sold	229,636
Receivables for Accrued Income	477,534
Receivables for Capital Shares Issued	51,612
Variation Margin Receivable—Futures Contracts	4,472
Unrealized Appreciation—Forward Currency Contracts	4,987,558
Other Assets	9,105
Total Assets	97,294,674
Liabilities
Due to Custodian	7,243
Payables for Investment Securities Purchased	4,679,610
Payables for Capital Shares Redeemed	451,654
Payables to Vanguard	2,669
Unrealized Depreciation—Forward Currency Contracts	306,666
Total Liabilities	5,447,842
Net Assets	91,846,832
At April 30, 2022, net assets consisted of:

Paid-in Capital	99,964,037
Total Distributable Earnings (Loss)	(8,117,205)
Net Assets	91,846,832

Investor Shares—Net Assets
Applicable to 90,837,221 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	834,294
Net Asset Value Per Share—Investor Shares	$9.18

Institutional Shares—Net Assets
Applicable to 3,339,206,998 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	91,012,538
Net Asset Value Per Share—Institutional Shares	$27.26

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Interest[1,2]	248,035
Total Income	248,035
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,081
Management and Administrative—Investor Shares	1,715
Management and Administrative—Admiral Shares	8,440
Management and Administrative—Institutional Shares	19,155
Marketing and Distribution—Investor Shares	150
Marketing and Distribution—Admiral Shares	531
Marketing and Distribution—Institutional Shares	912
Custodian Fees	1,216
Shareholders’ Reports—Investor Shares	3
Shareholders’ Reports—Admiral Shares	101
Shareholders’ Reports—Institutional Shares	136
Trustees’ Fees and Expenses	22
Other Expenses	20
Total Expenses	33,482
Net Investment Income	214,553
Realized Net Gain (Loss)
Investment Securities Sold[1]	(1,161,964)
Futures Contracts	8,685
Forward Currency Contracts	4,186,008
Foreign Currencies	(651,948)
Realized Net Gain (Loss)	2,380,781
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(13,938,632)
Futures Contracts	(161)
Forward Currency Contracts	4,477,798
Foreign Currencies	6,941
Change in Unrealized Appreciation (Depreciation)	(9,454,054)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,858,720)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $417,000, ($206,000), $6,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Interest is net of foreign withholding taxes of $6,147,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	February 17, 2021[1] to October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	214,553	144,837
Realized Net Gain (Loss)	2,380,781	2,320,020
Change in Unrealized Appreciation (Depreciation)	(9,454,054)	(3,145,962)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,858,720)	(681,105)
Distributions
Investor Shares	(15,186)	(2,106)
Admiral Shares	(121,120)	(47,157)
Institutional Shares	(296,340)	(95,471)
Total Distributions	(432,646)	(144,734)
Capital Share Transactions
Investor Shares	185,641	1,336,360
Admiral Shares	(29,572,155)	30,841,795
Institutional Shares	57,456,352	39,716,044
Net Increase (Decrease) from Capital Share Transactions	28,069,838	71,894,199
Total Increase (Decrease)	20,778,472	71,068,360
Net Assets
Beginning of Period	71,068,360	—
End of Period	91,846,832	71,068,360
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	February 26, 2021[1] to October 31, 2021

Net Asset Value, Beginning of Period	$9.95	$10.00
Investment Operations
Net Investment Income[2]	.022	.023
Net Realized and Unrealized Gain (Loss) on Investments	(.740)	(.051)
Total from Investment Operations	(.718)	(.028)
Distributions
Dividends from Net Investment Income	(.052)	(.022)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.052)	(.022)
Net Asset Value, End of Period	$9.18	$9.95
Total Return[3]	-7.25%	-0.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$834	$1,326
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%[4]
Ratio of Net Investment Income to Average Net Assets	0.46%	0.34%[4]
Portfolio Turnover Rate	13%	19%[5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	November 1, 2021 to February 10, 2022[2]	February 26, 2021[1] to October 31, 2021

Net Asset Value, Beginning of Period	$19.90	$20.00
Investment Operations
Net Investment Income[3]	.024	.051
Net Realized and Unrealized Gain (Loss) on Investments	(.626)	(.104)
Total from Investment Operations	(.602)	(.053)
Distributions
Dividends from Net Investment Income	(.078)	(.047)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.078)	(.047)
Net Asset Value, End of Period	$19.22[2]	$19.90
Total Return[4]	-3.04%	-0.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$—	$30,595
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%[5]
Ratio of Net Investment Income to Average Net Assets	0.44%	0.38%[5]
Portfolio Turnover Rate	13%[6]	19%[7]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Net asset value as of February 10, 2022, on which date the Admiral Shares were closed and converted to Institutional Shares.
3	Calculated based on average shares outstanding.
4	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
5	Annualized.
6	Reflects the fund’s portfolio turnover for the six months ended April 30, 2022.
7	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	February 17 2021[1] to October 31, 2021

Net Asset Value, Beginning of Period	$29.53	$30.00
Investment Operations
Net Investment Income[2]	.077	.080
Net Realized and Unrealized Gain (Loss) on Investments	(2.187)	(.472)
Total from Investment Operations	(2.110)	(.392)
Distributions
Dividends from Net Investment Income	(.160)	(.078)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.160)	(.078)
Net Asset Value, End of Period	$27.26	$29.53
Total Return	-7.18%	-1.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$91,013	$39,147
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[3]
Ratio of Net Investment Income to Average Net Assets	0.54%	0.38%[3]
Portfolio Turnover Rate	13%	19%[4]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Notes to Financial Statements
Vanguard Total International Bond II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for Vanguard funds of funds as well as certain similar trusts and accounts ("eligible investors"). The fund is not available to other investors. The fund offers two classes of shares: Investor Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. Prior to February 10, 2022, the fund offered Admiral Shares. Effective at the close of business on February 10, 2022, the Admiral Shares were closed and converted to Institutional Shares.
Certain of the fund’s investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposure. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Total International Bond II Index Fund
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2022, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset

Total International Bond II Index Fund
(liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2022, the fund’s average investment in forward currency contracts represented 161% of net assets, based on the average of the notional amounts at each quarter-end during the period.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange-traded and centrally cleared derivatives are listed separately.
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Bank of America, N.A.	134,353	(4,420)	129,933	—	143,833	—
Bank of Montreal	958	—	958	—	949	9
Bank of New York	226,295	(10,777)	215,518	—	227,640	—
Barclays Bank plc	123,509	(11,752)	111,757	—	114,699	—
BNP Paribas	469,334	(40,280)	429,054	—	482,811	—
Citibank, N.A.	3,503	(681)	2,822	—	2,830	—
Commonwealth Bank of Australia	279,579	(29,177)	250,402	—	245,418	4,984
Credit Agricole CIB	30,316	—	30,316	—	30,600	—
Deutsche Bank AG	239,890	(18,247)	221,643	—	238,027	—
HSBC Bank plc	587,690	(29,968)	557,722	—	657,232	—
JPMorgan Chase Bank, N.A.	191,035	(20,719)	170,316	—	174,842	—
Morgan Stanley Capital Services Inc.	370,602	(30,710)	339,892	—	364,452	—
National Australia Bank Ltd.	118,052	—	118,052	—	134,420	—
Royal Bank of Canada	392,433	(9,541)	382,892	—	401,266	—
Standard Chartered Bank	312,862	(14,954)	297,908	—	339,882	—
State Street Bank & Trust Co.	717,379	(39,255)	678,124	—	743,459	—
Toronto-Dominion Bank	679,078	(36,446)	642,632	—	695,545	—
UBS AG	110,690	(9,739)	100,951	—	105,199	—
Exchange-Traded Futures Contracts	4,472	—	4,472	22,555	—	—
Total	4,992,030	(306,666)	4,685,364	22,555	5,103,104	4,993
1  Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

Total International Bond II Index Fund
2  Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Schedule of Investments.
3  Net Exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
5. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for the open federal and state income tax year, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on

Total International Bond II Index Fund
certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2022, the fund had contributed to Vanguard capital in the amount of $3,122,000, representing less than 0.01% of the fund’s net assets and 1.25% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Total International Bond II Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,006	—	1,006
Asset-Backed/Commercial Mortgage-Backed Securities	—	965	—	965
Corporate Bonds	—	18,136,579	—	18,136,579
Sovereign Bonds	—	72,170,284	—	72,170,284
Temporary Cash Investments	715,941	—	—	715,941
Total	715,941	90,308,834	—	91,024,775
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	4,987,558	—	4,987,558
Liabilities
Futures Contracts[1]	1,384	—	—	1,384
Forward Currency Contracts	—	306,666	—	306,666
Total	1,384	306,666	—	308,050
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At April 30, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	4,987,558	4,987,558
Total Assets	—	4,987,558	4,987,558

Unrealized Depreciation—Futures Contracts[1]	1,384	—	1,384
Unrealized Depreciation—Forward Currency Contracts	—	306,666	306,666
Total Liabilities	1,384	306,666	308,050
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Total International Bond II Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2022, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	8,685	—	8,685
Forward Currency Contracts	—	4,186,008	4,186,008
Realized Net Gain (Loss) on Derivatives	8,685	4,186,008	4,194,693
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(161)	—	(161)
Forward Currency Contracts	—	4,477,798	4,477,798
Change in Unrealized Appreciation (Depreciation) on Derivatives	(161)	4,477,798	4,477,637
E.	As of April 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	105,951,097
Gross Unrealized Appreciation	7,331,251
Gross Unrealized Depreciation	(17,578,065)
Net Unrealized Appreciation (Depreciation)	(10,246,814)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2021, the fund had available capital losses totaling $4,682,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2022, the fund purchased $24,969,163,000 of investment securities and sold $10,446,136,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2022, such purchases were $13,665,000 and sales were $4,714,000, resulting in net realized loss of $13,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Total International Bond II Index Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended to April 30, 2022		February 17, 2021[1] to October 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	24,080,501	2,442,821	1,334,255	132,981
Issued in Lieu of Cash Distributions	15,186	1,543	2,106	210
Redeemed	(23,910,046)	(2,486,718)	(1)	—
Net Increase (Decrease)—Investor Shares	185,641	(42,354)	1,336,360	133,191
Admiral Shares
Issued	1,077,211	54,717	30,794,638	1,535,052
Issued in Lieu of Cash Distributions	121,120	6,059	47,157	2,348
Redeemed[2]	(30,770,486)	(1,598,176)	—	—
Net Increase (Decrease)—Admiral Shares	(29,572,155)	(1,537,400)	30,841,795	1,537,400
Institutional Shares
Issued[2]	58,869,244	2,063,965	39,949,299	1,333,258
Issued in Lieu of Cash Distributions	296,340	10,279	95,471	3,208
Redeemed	(1,709,232)	(60,583)	(328,726)	(10,920)
Net Increase (Decrease)—Institutional Shares	57,456,352	2,013,661	39,716,044	1,325,546
1	Inception date for the Institutional Shares, Investor Shares and Admiral Shares inception date was February 26, 2021.
2	In February 2022, the fund closed Admiral shares. All the outstanding Admiral Shares automatically converted to Institutional Shares on February 10, 2022. Admiral Shares—Redeemed and Institutional Shares—Issued include 1,463,403,000 and 986,206,000 shares, respectively, in the amount of $28,126,605,000.
H.	Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Total International Bond II Index Fund has renewed the fund’s investment advisory arrangement with the Vanguard Group Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2021, and also took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to sound, disciplined investment management processes; the group’s management team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost
The board concluded that, while the fund had not yet been in existence for a full fiscal year, the fund’s expense ratio was below the average expense ratio charged by funds in its peer group, and that the fund’s annualized advisory fee rate was also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that Vanguard’s arrangement with the fund ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Charlotte Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Total International Bond II Index Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q44382 062022

Semiannual Report  |  April 30, 2022
Vanguard Global Credit Bond Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2022
	Beginning Account Value 10/31/2021	Ending Account Value 4/30/2022	Expenses Paid During Period
Based on Actual Fund Return
Global Credit Bond Fund
Investor Shares	$1,000.00	$ 897.90	$1.65
Admiral™ Shares	1,000.00	898.40	1.18
Based on Hypothetical 5% Yearly Return
Global Credit Bond Fund
Investor Shares	$1,000.00	$1,023.06	$1.76
Admiral Shares	1,000.00	1,023.56	1.25
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.35% for Investor Shares and 0.25% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Global Credit Bond Fund
Fund Allocation
As of April 30, 2022

United States	53.9%
Germany	13.9
United Kingdom	6.0
Canada	4.3
Australia	2.6
Japan	1.9
Netherlands	1.9
Mexico	1.2
France	1.1
Belgium	1.1
Other	12.1
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

Global Credit Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (6.6%)
[1,2,3]	United States Treasury Note/Bond	0.125%	2/28/23–1/15/24	3,365	3,243
[2]	United States Treasury Note/Bond	1.000%	12/15/24	215	205
	United States Treasury Note/Bond	1.125%	1/15/25–2/15/31	2,800	2,599
	United States Treasury Note/Bond	1.500%	2/15/25	6,100	5,872
	United States Treasury Note/Bond	1.750%	8/15/41	250	198
	United States Treasury Note/Bond	1.875%	2/15/32	150	137
	United States Treasury Note/Bond	2.125%	3/31/24	1,600	1,583
	United States Treasury Note/Bond	2.375%	2/15/42	200	177
	United States Treasury Note/Bond	2.500%	3/31/27	200	196
	United States Treasury Note/Bond	4.375%	2/15/38	1,350	1,594
Total U.S. Government and Agency Obligations (Cost $16,031)					15,804
Asset-Backed/Commercial Mortgage-Backed Securities (0.3%)
United States (0.3%)
[4,5]	BAMLL Commercial Mortgage Securities Trust Series 2019-BPR	3.112%	11/5/32	100	97
[5]	COMM Mortgage Trust Series 2015-CR27	4.597%	10/10/48	135	135
[4,5]	EDvestinU Private Education Loan Issue No. 1 LLC Series 2019-A	3.580%	11/25/38	42	42
[5]	GM Financial Automobile Leasing Trust Series 2020-1	2.280%	6/20/24	10	10
[4,5]	Navient Private Education Loan Trust Series 2018-BA	3.610%	12/15/59	354	350
[4,5]	Santander Retail Auto Lease Trust Series 2020-A	2.520%	11/20/24	20	20
[4,5]	Santander Retail Auto Lease Trust Series 2020-B	1.980%	10/20/25	100	96
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $758)					750
Corporate Bonds (68.2%)
Australia (2.4%)
[5,6]	Aurizon Finance Pty. Ltd.	3.000%	3/9/28	1,000	612
[4]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	550	523
[5,7]	BHP Billiton Finance Ltd.	4.300%	9/25/42	300	405
[4]	CSL UK Holdings Ltd.	4.750%	4/27/52	370	364
[6,8]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	2.980%	5/28/30	1,250	904
[4]	Macquarie Group Ltd.	1.340%	1/12/27	350	311
[5,6]	Pacific National Finance Pty. Ltd.	5.400%	5/12/27	1,190	838
[5,6]	Qantas Airways Ltd.	4.750%	10/12/26	1,100	765
	Westpac Banking Corp.	1.953%	11/20/28	200	177
[5,6]	Westpac Banking Corp.	4.334%	8/16/29	500	353
4

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Westpac Banking Corp.	2.894%	2/4/30	500	478
	Westpac Banking Corp.	2.963%	11/16/40	75	57
					5,787
Austria (0.0%)
[9]	JAB Holdings BV	2.250%	12/19/39	100	84
Belgium (1.0%)
[9]	Aliaxis Finance SA	0.875%	11/8/28	700	636
[5]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	230	228
[5]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	25	25
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	244	259
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	89	75
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	250	235
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	178	190
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	89	83
[5,9]	Elia Transmission Belgium SA	0.875%	4/28/30	800	756
					2,487
Bermuda (0.5%)
	Triton Container International Ltd.	3.250%	3/15/32	260	222
[9]	XLIT Ltd.	3.250%	6/29/47	900	944
					1,166
Brazil (0.1%)
	Embraer SA	5.150%	6/15/22	300	300
Canada (2.9%)
[4]	1011778 BC ULC	3.875%	1/15/28	32	29
[4]	1011778 BC ULC	4.375%	1/15/28	38	35
[4]	Air Canada	3.875%	8/15/26	20	18
	Bank of Nova Scotia	3.450%	4/11/25	800	791
	Bank of Nova Scotia	2.951%	3/11/27	411	391
	Bank of Nova Scotia	2.450%	2/2/32	302	257
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	400	387
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	300	278
	Canadian Natural Resources Ltd.	3.850%	6/1/27	180	176
	Canadian Natural Resources Ltd.	2.950%	7/15/30	100	89
	Canadian Natural Resources Ltd.	6.250%	3/15/38	120	132
	Canadian Pacific Railway Co.	1.750%	12/2/26	80	73
	Canadian Pacific Railway Co.	3.000%	12/2/41	70	57
	Canadian Pacific Railway Co.	4.800%	8/1/45	190	193
	Cenovus Energy Inc.	5.375%	7/15/25	462	480
	Cenovus Energy Inc.	6.750%	11/15/39	50	57
	Cenovus Energy Inc.	5.400%	6/15/47	100	101
	Enbridge Inc.	3.125%	11/15/29	42	39
[4]	Great-West Lifeco US Finance 2020 LP	0.904%	8/12/25	285	262
[4]	Hudbay Minerals Inc.	4.500%	4/1/26	35	32
[4]	MEG Energy Corp.	5.875%	2/1/29	5	5
	Nutrien Ltd.	4.200%	4/1/29	125	125
	Nutrien Ltd.	4.125%	3/15/35	70	67
[4]	Parkland Corp.	4.500%	10/1/29	20	18
	Suncor Energy Inc.	6.500%	6/15/38	60	69
	Suncor Energy Inc.	3.750%	3/4/51	90	76
[10]	Toronto-Dominion Bank	2.850%	3/8/24	1,650	1,265
[5]	Toronto-Dominion Bank	3.200%	3/10/32	1,100	1,004
	TransCanada PipeLines Ltd.	2.500%	10/12/31	150	128
5

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TransCanada PipeLines Ltd.	4.625%	3/1/34	100	99
	TransCanada PipeLines Ltd.	6.200%	10/15/37	120	135
					6,868
China (0.1%)
[4]	NXP BV	3.250%	5/11/41	250	196
Denmark (0.2%)
[5,9]	Carlsberg Breweries A/S	0.625%	3/9/30	291	267
[4]	Danske Bank A/S	1.171%	12/8/23	300	296
					563
France (1.1%)
[5,9]	Airbus SE	2.375%	6/9/40	200	188
[4]	BNP Paribas SA	2.819%	11/19/25	380	366
[5,9]	Engie SA	1.375%	6/21/39	400	330
[7]	Westfield America Management Ltd.	2.125%	3/30/25	1,437	1,716
					2,600
Germany (3.4%)
[4]	Daimler Finance North America LLC	0.750%	3/1/24	465	445
[5]	Deutsche Bank AG	0.962%	11/8/23	1,700	1,638
[5]	Deutsche Bank AG	2.222%	9/18/24	150	146
	Deutsche Bank AG	2.129%	11/24/26	165	150
	Deutsche Bank AG	3.035%	5/28/32	250	209
[4]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	520	474
[5,6]	Volkswagen Financial Services Australia Pty. Ltd.	3.100%	4/17/23	500	353
[5,7]	Volkswagen Financial Services NV	1.125%	9/18/23	2,700	3,311
[5,7]	Volkswagen Financial Services NV	1.375%	9/14/28	400	436
[4]	Volkswagen Group of America Finance LLC	1.625%	11/24/27	150	131
[5,9]	Volkswagen Leasing GmbH	0.375%	7/20/26	575	557
[5,9]	Vonovia Finance BV	1.625%	10/7/39	400	304
					8,154
India (0.2%)
[4]	JSW Infrastructure Ltd.	4.950%	1/21/29	585	524
Indonesia (0.2%)
[4]	Freeport Indonesia PT	4.763%	4/14/27	150	149
[4]	Freeport Indonesia PT	6.200%	4/14/52	300	291
					440
Ireland (0.8%)
	AerCap Ireland Capital DAC	4.500%	9/15/23	455	456
	AerCap Ireland Capital DAC	1.150%	10/29/23	300	287
	AerCap Ireland Capital DAC	4.450%	4/3/26	275	269
	AerCap Ireland Capital DAC	3.000%	10/29/28	300	261
	AerCap Ireland Capital DAC	3.300%	1/30/32	200	166
	AerCap Ireland Capital DAC	3.850%	10/29/41	150	116
[4]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	200	179
[4]	Avolon Holdings Funding Ltd.	4.250%	4/15/26	225	216
					1,950
Italy (0.2%)
[5,9]	Enel Finance International NV	0.875%	6/17/36	700	561
Japan (1.4%)
	Honda Motor Co. Ltd.	2.967%	3/10/32	160	145
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	600	500
	Mizuho Financial Group Inc.	1.234%	5/22/27	260	230
[4]	Nissan Motor Co. Ltd.	3.043%	9/15/23	450	446
6

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Nissan Motor Co. Ltd.	4.345%	9/17/27	500	478
[5,9]	Nissan Motor Co. Ltd.	3.201%	9/17/28	600	598
	Nomura Holdings Inc.	2.710%	1/22/29	250	223
[4]	NTT Finance Corp.	2.065%	4/3/31	40	34
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	130	125
[4]	Sumitomo Mitsui Trust Bank Ltd.	2.550%	3/10/25	200	194
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	250	254
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	100	79
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	100	77
					3,383
Kazakhstan (0.2%)
[5]	Development Bank of Kazakhstan JSC	4.125%	12/10/22	275	273
[4]	Development Bank of Kazakhstan JSC	2.950%	5/6/31	200	163
					436
Luxembourg (0.3%)
[5,9]	Prologis International Funding II SA	1.625%	6/17/32	776	718
Macao (0.0%)
[4]	Studio City Co. Ltd.	7.000%	2/15/27	10	9
Malaysia (0.4%)
[5]	Petronas Capital Ltd.	3.404%	4/28/61	200	158
[5]	Petronas Energy Canada Ltd.	2.112%	3/23/28	800	727
					885
Netherlands (1.8%)
[4]	ABN AMRO Bank NV	2.470%	12/13/29	300	264
	Cooperatieve Rabobank UA	5.250%	8/4/45	250	260
[9]	Louis Dreyfus Co. Finance BV	2.375%	11/27/25	1,364	1,410
[5,7]	NIBC Bank NV	3.125%	11/15/23	1,400	1,754
	Shell International Finance BV	2.375%	11/7/29	190	171
	Shell International Finance BV	2.750%	4/6/30	170	156
	Shell International Finance BV	4.375%	5/11/45	70	68
	Shell International Finance BV	3.750%	9/12/46	141	127
[4]	VZ Secured Financing BV	5.000%	1/15/32	15	13
					4,223
New Zealand (0.8%)
[5,9]	ASB Finance Ltd.	0.250%	9/8/28	1,400	1,287
[5,9]	ASB Finance Ltd.	0.500%	9/24/29	570	519
					1,806
Poland (0.0%)
[4]	Canpack SA	3.875%	11/15/29	35	30
Portugal (0.1%)
[9]	Cia de Seguros Fidelidade SA	4.250%	9/4/31	200	208
Russia (0.1%)
[5]	Gazprom PJSC Via Gaz Capital SA	5.150%	2/11/26	433	119
South Korea (0.0%)
[4]	Clark Equipment Co.	5.875%	6/1/25	13	13
Spain (0.3%)
	Banco Santander SA	2.749%	12/3/30	270	223
	Telefonica Emisiones SA	4.103%	3/8/27	235	233
	Telefonica Emisiones SA	4.665%	3/6/38	250	233
					689
7

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sweden (0.2%)
[5,9]	SBB Treasury OYJ	1.125%	11/26/29	600	477
Switzerland (0.9%)
[4]	Credit Suisse Group AG	3.091%	5/14/32	400	336
	Novartis Capital Corp.	2.000%	2/14/27	150	141
	Novartis Capital Corp.	2.750%	8/14/50	60	47
[4]	Roche Holdings Inc.	1.930%	12/13/28	300	269
[4]	Roche Holdings Inc.	2.076%	12/13/31	215	185
	Tyco Electronics Group SA	2.500%	2/4/32	150	133
[4]	UBS Group AG	4.125%	9/24/25	300	300
[5,9]	Wizz Air Finance Co. BV	1.350%	1/19/24	600	601
					2,012
Thailand (0.2%)
[4]	GC Treasury Center Co. Ltd.	4.400%	3/30/32	590	558
United Kingdom (4.6%)
	AstraZeneca Finance LLC	1.200%	5/28/26	75	68
	AstraZeneca Finance LLC	1.750%	5/28/28	75	67
	AstraZeneca plc	4.000%	1/17/29	225	226
	AstraZeneca plc	1.375%	8/6/30	100	82
	Barclays plc	4.375%	9/11/24	250	251
	Barclays plc	1.007%	12/10/24	440	420
[5]	Barclays plc	3.932%	5/7/25	300	299
	Barclays plc	5.200%	5/12/26	200	203
[5]	Barclays plc	5.088%	6/20/30	200	196
[5,7]	Barclays plc	3.250%	1/17/33	400	467
	BAT Capital Corp.	3.557%	8/15/27	300	280
	BAT Capital Corp.	4.390%	8/15/37	125	106
	BAT Capital Corp.	4.540%	8/15/47	135	107
[5,9]	BP Capital Markets BV	0.933%	12/4/40	200	149
	BP Capital Markets plc	3.506%	3/17/25	50	50
	BP Capital Markets plc	3.279%	9/19/27	23	22
[5,7]	Centrica plc	4.375%	3/13/29	400	528
[9]	CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/30	900	887
[7]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	200	207
	HSBC Holdings plc	0.976%	5/24/25	500	470
	HSBC Holdings plc	2.999%	3/10/26	400	386
[5]	HSBC Holdings plc	2.099%	6/4/26	255	238
	HSBC Holdings plc	1.589%	5/24/27	210	187
[5]	HSBC Holdings plc	2.013%	9/22/28	300	262
	HSBC Holdings plc	2.804%	5/24/32	100	84
	HSBC Holdings plc	6.500%	9/15/37	125	140
	HSBC Holdings plc	5.250%	3/14/44	200	194
[4]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	10	9
	Lloyds Banking Group plc	0.695%	5/11/24	405	393
[5]	Lloyds Banking Group plc	3.870%	7/9/25	275	275
	NatWest Group plc	3.875%	9/12/23	200	201
[5]	NatWest Group plc	4.269%	3/22/25	270	270
[5]	NatWest Group plc	3.073%	5/22/28	225	209
[7]	NatWest Group plc	2.057%	11/9/28	800	919
	RELX Capital Inc.	3.000%	5/22/30	100	90
[4]	Rolls-Royce plc	5.750%	10/15/27	35	34
[7]	Rothesay Life plc	8.000%	10/30/25	600	840
[4]	Standard Chartered plc	1.319%	10/14/23	250	248
	Vodafone Group plc	4.125%	5/30/25	260	263
8

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,9]	Vodafone Group plc	2.500%	5/24/39	400	381
	Vodafone Group plc	5.250%	5/30/48	270	270
	Vodafone Group plc	4.125%	6/4/81	115	99
					11,077
United States (43.8%)
[4]	7-Eleven Inc.	1.300%	2/10/28	150	127
[4]	7-Eleven Inc.	1.800%	2/10/31	100	81
[4]	7-Eleven Inc.	2.500%	2/10/41	175	127
	Abbott Laboratories	4.900%	11/30/46	125	137
	AbbVie Inc.	2.600%	11/21/24	125	122
	AbbVie Inc.	3.800%	3/15/25	20	20
	AbbVie Inc.	2.950%	11/21/26	10	10
	AbbVie Inc.	4.050%	11/21/39	508	466
	AbbVie Inc.	4.250%	11/21/49	155	142
	Activision Blizzard Inc.	2.500%	9/15/50	189	135
[5]	AdventHealth Obligated Group	2.795%	11/15/51	300	229
	AEP Transmission Co. LLC	4.250%	9/15/48	200	190
[5]	AEP Transmission Co. LLC	2.750%	8/15/51	100	73
	Aflac Inc.	1.125%	3/15/26	55	50
	Agree LP	2.000%	6/15/28	50	44
	Agree LP	2.600%	6/15/33	60	50
[5]	Air Lease Corp.	2.875%	1/15/26	125	117
[5]	Air Lease Corp.	3.750%	6/1/26	100	96
	Air Lease Corp.	3.125%	12/1/30	150	129
	Air Products and Chemicals Inc.	2.700%	5/15/40	125	101
[5]	Alabama Power Co.	1.450%	9/15/30	200	165
	Alabama Power Co.	4.150%	8/15/44	50	46
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	130	95
[4]	Alliant Holdings Intermediate LLC	6.750%	10/15/27	12	11
[5]	Allina Health System	3.887%	4/15/49	130	120
[4]	Allison Transmission Inc.	4.750%	10/1/27	34	33
	Ally Financial Inc.	1.450%	10/2/23	120	117
	Altria Group Inc.	4.400%	2/14/26	101	102
	Altria Group Inc.	4.800%	2/14/29	160	159
	Altria Group Inc.	3.400%	2/4/41	70	51
	Altria Group Inc.	5.950%	2/14/49	100	97
	Altria Group Inc.	4.450%	5/6/50	40	32
	Amazon.com Inc.	2.500%	6/3/50	115	85
	Amazon.com Inc.	3.950%	4/13/52	85	81
	Ameren Corp.	2.500%	9/15/24	100	98
	Ameren Corp.	1.950%	3/15/27	100	91
	Ameren Corp.	3.500%	1/15/31	120	112
	Ameren Illinois Co.	1.550%	11/15/30	70	58
	Ameren Illinois Co.	4.150%	3/15/46	75	72
[4]	American Airlines Inc.	11.750%	7/15/25	5	6
[4]	American Airlines Inc.	5.500%	4/20/26	25	25
[4]	American Airlines Inc.	5.750%	4/20/29	60	58
[4]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	25	23
[4]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	10	9
	American Electric Power Co. Inc.	2.031%	3/15/24	100	97
	American Express Co.	3.000%	10/30/24	375	372
	American Express Co.	2.550%	3/4/27	200	188
[5]	American Honda Finance Corp.	1.200%	7/8/25	66	61
	American International Group Inc.	4.800%	7/10/45	32	32
	American International Group Inc.	4.375%	6/30/50	105	102
9

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	American Medical Systems Europe BV	0.750%	3/8/25	1,199	1,235
[9]	American Medical Systems Europe BV	1.875%	3/8/34	500	480
	American Tower Corp.	3.375%	10/15/26	170	164
	American Tower Corp.	3.600%	1/15/28	100	95
	AmerisourceBergen Corp.	4.300%	12/15/47	200	184
	Amgen Inc.	2.200%	2/21/27	125	116
	Amgen Inc.	3.150%	2/21/40	155	125
	Amgen Inc.	5.150%	11/15/41	61	63
	Amgen Inc.	4.663%	6/15/51	70	67
	Amgen Inc.	2.770%	9/1/53	147	102
	Amgen Inc.	4.400%	2/22/62	140	125
[4]	Antero Resources Corp.	5.375%	3/1/30	31	30
	Anthem Inc.	3.125%	5/15/50	190	147
	Aon Global Ltd.	4.600%	6/14/44	35	33
	Aon Global Ltd.	4.750%	5/15/45	70	68
[5]	Appalachian Power Co.	4.500%	3/1/49	30	28
	Apple Inc.	1.250%	8/20/30	20	17
	Apple Inc.	1.650%	2/8/31	330	279
	Apple Inc.	2.375%	2/8/41	175	137
	Apple Inc.	3.850%	8/4/46	196	185
	Apple Inc.	2.650%	5/11/50	70	53
	Apple Inc.	2.700%	8/5/51	225	172
[4]	Aramark Services Inc.	6.375%	5/1/25	10	10
[4]	Arconic Corp.	6.000%	5/15/25	7	7
[4]	Arconic Corp.	6.125%	2/15/28	15	15
[4]	Ardagh Metal Packaging Finance USA LLC	3.250%	9/1/28	25	22
[4]	Ardagh Packaging Finance plc	5.250%	4/30/25	14	14
[4]	Ardagh Packaging Finance plc	4.125%	8/15/26	20	19
	Asbury Automotive Group Inc.	4.500%	3/1/28	46	43
	Asbury Automotive Group Inc.	4.750%	3/1/30	24	22
[4]	Asbury Automotive Group Inc.	5.000%	2/15/32	5	4
[4]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	15	13
	AT&T Inc.	1.700%	3/25/26	365	337
	AT&T Inc.	3.800%	2/15/27	140	140
	AT&T Inc.	4.350%	3/1/29	273	276
[5]	AT&T Inc.	4.300%	2/15/30	56	56
	AT&T Inc.	4.500%	5/15/35	130	128
	AT&T Inc.	4.900%	8/15/37	55	56
	AT&T Inc.	5.150%	2/15/50	100	104
	AT&T Inc.	3.500%	9/15/53	235	184
	AT&T Inc.	3.550%	9/15/55	213	165
	AT&T Inc.	3.800%	12/1/57	111	89
	AT&T Inc.	3.650%	9/15/59	130	100
[4]	Athene Global Funding	0.950%	1/8/24	195	186
[5,9]	Athene Global Funding	1.125%	9/2/25	2,670	2,728
[5,7]	Athene Global Funding	1.875%	11/30/28	1,000	1,122
	AutoZone Inc.	3.625%	4/15/25	375	375
[4]	Axalta Coating Systems LLC	4.750%	6/15/27	20	19
	Ball Corp.	2.875%	8/15/30	37	31
	Ball Corp.	3.125%	9/15/31	15	13
[5]	Bank of America Corp.	3.864%	7/23/24	115	115
[5]	Bank of America Corp.	0.810%	10/24/24	285	274
[5]	Bank of America Corp.	4.000%	1/22/25	75	75
[5]	Bank of America Corp.	0.981%	9/25/25	295	275
[5]	Bank of America Corp.	3.366%	1/23/26	239	234
10

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Bank of America Corp.	3.384%	4/2/26	800	783
[5]	Bank of America Corp.	1.319%	6/19/26	135	124
	Bank of America Corp.	1.734%	7/22/27	365	328
[5]	Bank of America Corp.	3.419%	12/20/28	235	222
[5]	Bank of America Corp.	3.194%	7/23/30	105	96
[5]	Bank of America Corp.	2.496%	2/13/31	150	129
[5]	Bank of America Corp.	1.898%	7/23/31	115	94
[5,9]	Bank of America Corp.	0.654%	10/26/31	500	444
	Bank of America Corp.	2.687%	4/22/32	200	172
	Bank of America Corp.	2.299%	7/21/32	400	331
[5]	Bank of America Corp.	2.676%	6/19/41	170	127
	Bank of America Corp.	3.311%	4/22/42	60	49
[5]	Bank of America Corp.	4.875%	4/1/44	75	75
[5]	Bank of America Corp.	3.946%	1/23/49	35	31
[5]	Bank of America Corp.	4.083%	3/20/51	125	113
[5]	Bank of America Corp.	2.831%	10/24/51	70	51
[4]	Bausch Health Cos. Inc.	6.125%	4/15/25	5	5
[4]	Bausch Health Cos. Inc.	5.500%	11/1/25	6	6
[4]	Bausch Health Cos. Inc.	5.250%	2/15/31	10	7
[4]	Baxter International Inc.	3.132%	12/1/51	165	123
	Becton Dickinson & Co.	3.700%	6/6/27	100	98
	Becton Dickinson & Co.	4.685%	12/15/44	40	39
	Becton Dickinson & Co.	4.669%	6/6/47	40	39
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	100	73
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	100	91
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	45	43
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	120	85
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	250	223
[4]	Berry Global Inc.	4.875%	7/15/26	28	28
[4]	Berry Global Inc.	5.625%	7/15/27	48	48
[5]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	180	140
[4]	Big River Steel LLC	6.625%	1/31/29	22	22
[4]	Blackstone Mortgage Trust Inc.	3.750%	1/15/27	15	14
	Block Financial LLC	3.875%	8/15/30	90	84
	Boeing Co.	2.800%	3/1/24	30	30
	Boeing Co.	4.875%	5/1/25	265	268
	Boeing Co.	2.750%	2/1/26	125	118
	Boeing Co.	2.250%	6/15/26	10	9
	Boeing Co.	5.150%	5/1/30	76	76
	Boeing Co.	5.705%	5/1/40	160	160
	Boeing Co.	5.805%	5/1/50	175	175
	BorgWarner Inc.	2.650%	7/1/27	570	530
	Boston Properties LP	3.250%	1/30/31	300	272
[4]	Boyd Gaming Corp.	8.625%	6/1/25	13	14
	Boyd Gaming Corp.	4.750%	12/1/27	30	28
[5]	BP Capital Markets America Inc.	3.017%	1/16/27	120	116
	BP Capital Markets America Inc.	4.234%	11/6/28	695	698
	BP Capital Markets America Inc.	2.721%	1/12/32	110	97
	BP Capital Markets America Inc.	2.939%	6/4/51	120	89
	BP Capital Markets America Inc.	3.001%	3/17/52	50	38
	Bristol-Myers Squibb Co.	3.900%	2/20/28	35	35
	Bristol-Myers Squibb Co.	1.450%	11/13/30	15	12
	Bristol-Myers Squibb Co.	2.550%	11/13/50	70	51
[4]	Broadcom Inc.	1.950%	2/15/28	50	43
	Broadcom Inc.	5.000%	4/15/30	120	121
11

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Broadcom Inc.	3.187%	11/15/36	145	115
[4]	Broadcom Inc.	3.500%	2/15/41	60	47
[4]	Broadcom Inc.	3.750%	2/15/51	80	62
	Brunswick Corp.	2.400%	8/18/31	100	79
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	175	199
[4]	Cable One Inc.	4.000%	11/15/30	32	28
[4]	Caesars Resort Collection LLC	5.750%	7/1/25	2	2
[4]	Calpine Corp.	5.125%	3/15/28	25	23
	Camden Property Trust	3.350%	11/1/49	110	92
[4]	Cameron LNG LLC	3.701%	1/15/39	180	160
[5]	Capital One Bank USA NA	2.280%	1/28/26	300	288
	Capital One Financial Corp.	3.750%	3/9/27	275	268
	Capital One Financial Corp.	2.618%	11/2/32	175	147
[4]	Cargo Aircraft Management Inc.	4.750%	2/1/28	20	19
[4]	Carnival Corp.	5.750%	3/1/27	45	41
[4]	Carnival Corp.	4.000%	8/1/28	25	23
	Carrier Global Corp.	2.700%	2/15/31	350	305
	Cboe Global Markets Inc.	1.625%	12/15/30	92	76
[4]	CCO Holdings LLC	5.000%	2/1/28	20	19
[4]	CCO Holdings LLC	4.750%	3/1/30	45	40
	CDW LLC	4.125%	5/1/25	15	15
[4]	Cedar Fair LP	5.500%	5/1/25	52	52
	Centene Corp.	2.450%	7/15/28	145	127
	Centene Corp.	3.000%	10/15/30	13	11
	Centene Corp.	2.625%	8/1/31	60	50
[5]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	70	62
[5]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	88	81
	CenterPoint Energy Inc.	4.250%	11/1/28	21	21
	CenterPoint Energy Inc.	2.950%	3/1/30	10	9
	CenterPoint Energy Inc.	2.650%	6/1/31	190	165
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	200	165
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	46
[4]	Charles River Laboratories International Inc.	4.250%	5/1/28	25	24
	Charles Schwab Corp.	2.450%	3/3/27	130	122
	Charter Communications Operating LLC	3.750%	2/15/28	70	66
	Charter Communications Operating LLC	4.200%	3/15/28	70	68
	Charter Communications Operating LLC	5.050%	3/30/29	80	80
	Charter Communications Operating LLC	3.500%	3/1/42	330	240
	Charter Communications Operating LLC	6.484%	10/23/45	85	86
	Charter Communications Operating LLC	5.375%	5/1/47	30	27
	Charter Communications Operating LLC	4.800%	3/1/50	200	166
[4]	Chemours Co.	5.750%	11/15/28	15	14
[4]	Chemours Co.	4.625%	11/15/29	35	30
	Cheniere Energy Inc.	4.625%	10/15/28	25	24
	Cheniere Energy Partners LP	4.000%	3/1/31	25	23
[4]	Cheniere Energy Partners LP	3.250%	1/31/32	10	9
	Chevron Corp.	2.236%	5/11/30	75	67
[4]	Chevron Phillips Chemical Co. LLC	3.400%	12/1/26	275	269
	Chevron USA Inc.	3.250%	10/15/29	50	48
[5]	Children's Hospital of Philadelphia	2.704%	7/1/50	150	111
[4]	Churchill Downs Inc.	5.500%	4/1/27	58	57
[4]	Churchill Downs Inc.	4.750%	1/15/28	41	38
	Cigna Corp.	4.800%	8/15/38	155	155
	Citigroup Inc.	0.981%	5/1/25	210	198
	Citigroup Inc.	3.200%	10/21/26	246	237
12

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	4.300%	11/20/26	150	150
	Citigroup Inc.	4.450%	9/29/27	125	124
[5]	Citigroup Inc.	3.668%	7/24/28	115	111
[5]	Citigroup Inc.	2.976%	11/5/30	140	125
	Citigroup Inc.	2.561%	5/1/32	165	139
	Citigroup Inc.	4.650%	7/23/48	55	54
[5]	City of Hope	4.378%	8/15/48	80	78
[4]	Civitas Resources Inc.	5.000%	10/15/26	10	10
[4]	Clarios Global LP	6.750%	5/15/25	5	5
[4]	Clarios Global LP	8.500%	5/15/27	45	45
[4]	Clarivate Science Holdings Corp.	4.875%	7/1/29	25	22
[4]	Clean Harbors Inc.	4.875%	7/15/27	30	30
	CME Group Inc.	2.650%	3/15/32	200	178
	CMS Energy Corp.	3.450%	8/15/27	260	254
	CMS Energy Corp.	4.875%	3/1/44	50	50
	CNH Industrial Capital LLC	1.950%	7/2/23	200	197
[4]	CNX Resources Corp.	6.000%	1/15/29	25	25
	Coca-Cola Co.	1.000%	3/15/28	150	130
	Coca-Cola Co.	3.000%	3/5/51	50	41
[4]	Colgate Energy Partners III LLC	5.875%	7/1/29	25	25
	Comcast Corp.	3.150%	2/15/28	225	217
	Comcast Corp.	4.150%	10/15/28	70	71
	Comcast Corp.	2.650%	2/1/30	275	249
	Comcast Corp.	4.400%	8/15/35	90	89
	Comcast Corp.	3.250%	11/1/39	145	123
	Comcast Corp.	4.500%	1/15/43	140	136
	Comcast Corp.	4.700%	10/15/48	134	134
	Comcast Corp.	4.950%	10/15/58	65	68
	Comcast Corp.	2.650%	8/15/62	100	66
[4]	Comcast Corp.	2.987%	11/1/63	250	177
	Commonwealth Edison Co.	3.800%	10/1/42	115	103
[4]	CommScope Inc.	6.000%	3/1/26	8	8
[4]	CommScope Inc.	7.125%	7/1/28	21	17
[4]	Comstock Resources Inc.	5.875%	1/15/30	35	34
[4]	Condor Merger Sub Inc.	7.375%	2/15/30	35	31
	ConocoPhillips Co.	2.400%	3/7/25	210	204
	ConocoPhillips Co.	4.950%	3/15/26	90	95
	ConocoPhillips Co.	4.300%	11/15/44	65	63
	ConocoPhillips Co.	3.800%	3/15/52	230	207
[5]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	100	91
	Constellation Brands Inc.	3.200%	2/15/23	25	25
	Constellation Brands Inc.	2.250%	8/1/31	290	241
[4]	Continental Resources Inc.	2.268%	11/15/26	100	91
[4]	Continental Resources Inc.	2.875%	4/1/32	150	124
[4]	Corebridge Financial Inc.	3.500%	4/4/25	100	99
[4]	Corebridge Financial Inc.	3.650%	4/5/27	90	87
[4]	Corebridge Financial Inc.	3.850%	4/5/29	170	163
[4]	Corebridge Financial Inc.	3.900%	4/5/32	100	94
[4]	Corebridge Financial Inc.	4.350%	4/5/42	100	90
[4]	Corebridge Financial Inc.	4.400%	4/5/52	150	134
	Corporate Office Properties LP	2.250%	3/15/26	175	162
	Corporate Office Properties LP	2.750%	4/15/31	105	88
[4]	Coterra Energy Inc.	3.900%	5/15/27	40	39
[4]	Coterra Energy Inc.	4.375%	3/15/29	130	130
	Crown Castle International Corp.	3.800%	2/15/28	68	65
13

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Crown Castle International Corp.	4.750%	5/15/47	65	61
	Crown Castle International Corp.	5.200%	2/15/49	85	85
[4]	CrownRock LP	5.625%	10/15/25	10	10
[4]	CrownRock LP	5.000%	5/1/29	10	10
[4]	CSC Holdings LLC	5.375%	2/1/28	40	37
[4]	CSC Holdings LLC	4.625%	12/1/30	16	12
[4]	CSC Holdings LLC	3.375%	2/15/31	10	8
	CSX Corp.	4.750%	11/15/48	190	191
	CubeSmart LP	2.250%	12/15/28	225	198
	CVS Health Corp.	4.780%	3/25/38	169	167
	CVS Health Corp.	4.125%	4/1/40	210	191
	CVS Health Corp.	5.125%	7/20/45	75	75
	Dana Inc.	4.500%	2/15/32	25	21
	Danaher Corp.	2.600%	10/1/50	70	50
	DCP Midstream Operating LP	5.625%	7/15/27	6	6
	DCP Midstream Operating LP	5.125%	5/15/29	21	21
	Dell International LLC	6.020%	6/15/26	80	85
	Dell International LLC	6.100%	7/15/27	120	128
	Dell International LLC	5.300%	10/1/29	278	285
	Dell International LLC	6.200%	7/15/30	125	135
	Delta Air Lines Inc.	2.900%	10/28/24	12	11
[4]	Delta Air Lines Inc.	7.000%	5/1/25	40	43
[4]	Delta Air Lines Inc.	4.500%	10/20/25	165	164
[4]	Delta Air Lines Inc.	4.750%	10/20/28	256	254
	Delta Air Lines Inc.	3.750%	10/28/29	15	13
	Devon Energy Corp.	5.850%	12/15/25	40	42
	Devon Energy Corp.	5.250%	10/15/27	29	30
	Devon Energy Corp.	5.875%	6/15/28	9	9
	Devon Energy Corp.	4.500%	1/15/30	81	80
	Devon Energy Corp.	5.600%	7/15/41	30	31
	DH Europe Finance II Sarl	2.600%	11/15/29	125	113
	DH Europe Finance II Sarl	3.400%	11/15/49	48	40
	Diamondback Energy Inc.	4.250%	3/15/52	205	179
[4]	Directv Financing LLC	5.875%	8/15/27	15	14
	Discovery Communications LLC	4.900%	3/11/26	82	84
	Discovery Communications LLC	6.350%	6/1/40	50	53
	Discovery Communications LLC	4.000%	9/15/55	62	46
[4]	DISH DBS Corp.	5.250%	12/1/26	15	14
	DISH DBS Corp.	5.125%	6/1/29	15	12
[5]	Dominion Energy Inc.	3.300%	3/15/25	70	69
	Dominion Energy Inc.	4.250%	6/1/28	65	65
[5]	Dominion Energy Inc.	4.050%	9/15/42	170	152
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	240	233
	Dow Chemical Co.	2.100%	11/15/30	100	85
	Dow Chemical Co.	4.375%	11/15/42	180	169
[4]	DT Midstream Inc.	4.125%	6/15/29	26	24
[4]	DT Midstream Inc.	4.375%	6/15/31	20	18
	DTE Electric Co.	4.300%	7/1/44	120	115
	DTE Electric Co.	3.700%	6/1/46	75	67
[5]	DTE Energy Co.	1.050%	6/1/25	165	152
	Duke Energy Carolinas LLC	2.450%	2/1/30	20	18
	Duke Energy Carolinas LLC	2.550%	4/15/31	45	40
	Duke Energy Carolinas LLC	5.300%	2/15/40	20	22
	Duke Energy Carolinas LLC	4.250%	12/15/41	125	119
	Duke Energy Corp.	3.500%	6/15/51	150	118
14

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Florida LLC	1.750%	6/15/30	50	42
	Duke Energy Florida LLC	3.400%	10/1/46	35	29
	Duke Energy Indiana LLC	2.750%	4/1/50	75	55
	Duke Energy Progress LLC	3.400%	4/1/32	100	95
	Duke Energy Progress LLC	4.100%	5/15/42	100	94
	Duke Energy Progress LLC	2.500%	8/15/50	170	121
	Duke Energy Progress LLC	4.000%	4/1/52	100	93
	DuPont de Nemours Inc.	4.493%	11/15/25	100	102
	DuPont de Nemours Inc.	5.319%	11/15/38	40	42
	DXC Technology Co.	1.800%	9/15/26	400	358
	Electronic Arts Inc.	2.950%	2/15/51	135	101
[4]	Element Solutions Inc.	3.875%	9/1/28	32	29
	Eli Lilly & Co.	2.500%	9/15/60	100	70
	Emerson Electric Co.	2.000%	12/21/28	870	779
	Emerson Electric Co.	2.200%	12/21/31	180	156
	Encompass Health Corp.	4.500%	2/1/28	26	24
[4]	Endeavor Energy Resources LP	6.625%	7/15/25	4	4
[4]	Endeavor Energy Resources LP	5.750%	1/30/28	15	15
	Energy Transfer LP	4.500%	11/1/23	310	312
	Energy Transfer LP	4.250%	4/1/24	150	151
	Energy Transfer LP	3.900%	5/15/24	15	15
	Energy Transfer LP	4.950%	5/15/28	188	188
	Energy Transfer LP	3.750%	5/15/30	180	166
	Energy Transfer LP	6.050%	6/1/41	65	66
	Energy Transfer LP	6.500%	2/1/42	100	105
	Energy Transfer LP	5.300%	4/1/44	75	68
	Energy Transfer LP	6.250%	4/15/49	70	71
[4]	EnLink Midstream LLC	5.625%	1/15/28	7	7
	EnLink Midstream LLC	5.375%	6/1/29	15	15
	Enstar Group Ltd.	4.950%	6/1/29	140	141
[4]	Entegris Escrow Corp.	4.750%	4/15/29	200	192
	Entergy Arkansas LLC	2.650%	6/15/51	100	72
	Entergy Corp.	1.900%	6/15/28	95	83
	Entergy Corp.	2.800%	6/15/30	90	79
	Entergy Louisiana LLC	3.250%	4/1/28	300	288
	Entergy Louisiana LLC	2.900%	3/15/51	105	81
	Enterprise Products Operating LLC	4.850%	3/15/44	215	206
	Enterprise Products Operating LLC	4.900%	5/15/46	30	29
	Enterprise Products Operating LLC	4.250%	2/15/48	50	44
	Enterprise Products Operating LLC	3.700%	1/31/51	70	57
	EOG Resources Inc.	3.900%	4/1/35	20	19
[4]	EQM Midstream Partners LP	6.500%	7/1/27	16	16
[4]	EQT Corp.	3.125%	5/15/26	7	7
	EQT Corp.	3.900%	10/1/27	96	92
	EQT Corp.	5.000%	1/15/29	25	25
[4]	EQT Corp.	3.625%	5/15/31	55	50
	Equitable Holdings Inc.	5.000%	4/20/48	115	112
	Essex Portfolio LP	4.500%	3/15/48	60	58
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	96	77
	Evergy Kansas Central Inc.	3.250%	9/1/49	150	120
[5]	Eversource Energy	1.400%	8/15/26	300	272
	Eversource Energy	2.900%	3/1/27	240	228
	Exelon Corp.	3.400%	4/15/26	40	39
[4]	Exelon Corp.	3.350%	3/15/32	200	182
	Exelon Corp.	4.450%	4/15/46	165	155
15

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Exelon Corp.	4.100%	3/15/52	100	89
[4]	Expedia Group Inc.	6.250%	5/1/25	6	6
	Expedia Group Inc.	2.950%	3/15/31	139	119
	Exxon Mobil Corp.	2.440%	8/16/29	155	142
	Exxon Mobil Corp.	3.482%	3/19/30	445	432
	Exxon Mobil Corp.	4.227%	3/19/40	155	152
	Exxon Mobil Corp.	4.114%	3/1/46	55	52
	FedEx Corp.	3.250%	5/15/41	320	257
	FedEx Corp.	3.875%	8/1/42	30	26
	Fidelity National Financial Inc.	3.200%	9/17/51	475	334
[5]	FirstEnergy Corp.	4.400%	7/15/27	25	24
	FirstEnergy Corp.	2.650%	3/1/30	175	149
[5]	FirstEnergy Corp.	2.250%	9/1/30	15	13
[5]	FirstEnergy Corp.	3.400%	3/1/50	10	7
	Florida Power & Light Co.	3.800%	12/15/42	150	138
	FMC Corp.	4.100%	2/1/24	200	201
	FMC Corp.	4.500%	10/1/49	30	28
	Ford Motor Co.	3.250%	2/12/32	12	10
	Ford Motor Credit Co. LLC	3.087%	1/9/23	13	13
	Ford Motor Credit Co. LLC	3.375%	11/13/25	20	19
	Ford Motor Credit Co. LLC	2.700%	8/10/26	20	18
	Ford Motor Credit Co. LLC	4.950%	5/28/27	60	58
	Ford Motor Credit Co. LLC	4.125%	8/17/27	5	5
	Ford Motor Credit Co. LLC	3.815%	11/2/27	22	20
	Ford Motor Credit Co. LLC	2.900%	2/10/29	10	8
	Ford Motor Credit Co. LLC	4.000%	11/13/30	35	30
	Freeport-McMoRan Inc.	4.125%	3/1/28	62	60
	Freeport-McMoRan Inc.	4.375%	8/1/28	30	29
	Freeport-McMoRan Inc.	5.250%	9/1/29	50	50
	Freeport-McMoRan Inc.	4.250%	3/1/30	10	9
	Freeport-McMoRan Inc.	4.625%	8/1/30	40	39
	Freeport-McMoRan Inc.	5.450%	3/15/43	10	10
[4]	Frontier Communications Holdings LLC	5.875%	10/15/27	7	7
[4]	Frontier Communications Holdings LLC	5.000%	5/1/28	31	28
[4]	Frontier Communications Holdings LLC	6.000%	1/15/30	30	26
	FS KKR Capital Corp.	3.400%	1/15/26	220	207
	GATX Corp.	3.500%	6/1/32	100	91
	General Dynamics Corp.	3.250%	4/1/25	40	40
	General Dynamics Corp.	3.750%	5/15/28	280	279
	General Dynamics Corp.	4.250%	4/1/40	95	94
[5]	General Electric Co.	6.750%	3/15/32	61	71
	General Mills Inc.	3.000%	2/1/51	70	54
	General Motors Co.	5.400%	10/2/23	146	150
	General Motors Co.	6.125%	10/1/25	150	158
	General Motors Co.	5.200%	4/1/45	88	80
	General Motors Financial Co. Inc.	3.150%	6/30/22	150	150
	General Motors Financial Co. Inc.	3.500%	11/7/24	400	397
	General Motors Financial Co. Inc.	2.750%	6/20/25	135	129
	General Motors Financial Co. Inc.	1.250%	1/8/26	200	179
	Genuine Parts Co.	1.750%	2/1/25	220	209
[4]	Georgia-Pacific LLC	1.750%	9/30/25	245	230
	Gilead Sciences Inc.	4.150%	3/1/47	120	109
	Global Payments Inc.	1.500%	11/15/24	120	113
[5]	Goldman Sachs Group Inc.	2.905%	7/24/23	420	420
	Goldman Sachs Group Inc.	1.757%	1/24/25	165	159
16

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	3.750%	5/22/25	624	621
[5,7]	Goldman Sachs Group Inc.	1.000%	12/16/25	2,350	2,772
	Goldman Sachs Group Inc.	1.431%	3/9/27	265	237
	Goldman Sachs Group Inc.	2.640%	2/24/28	170	156
[5,7]	Goldman Sachs Group Inc.	7.250%	4/10/28	700	1,049
[5]	Goldman Sachs Group Inc.	4.223%	5/1/29	135	132
	Goldman Sachs Group Inc.	1.992%	1/27/32	180	145
	Goldman Sachs Group Inc.	2.615%	4/22/32	100	85
	Goldman Sachs Group Inc.	2.650%	10/21/32	150	127
	Goldman Sachs Group Inc.	3.102%	2/24/33	480	420
[5,9]	Goldman Sachs Group Inc.	1.000%	3/18/33	500	433
[5]	Goldman Sachs Group Inc.	4.411%	4/23/39	85	81
	Goldman Sachs Group Inc.	3.210%	4/22/42	100	81
[5,6,8]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.550%	1.620%	5/2/24	300	214
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	20	18
[4]	Graham Packaging Co. Inc.	7.125%	8/15/28	15	14
[4]	Graphic Packaging International LLC	3.500%	3/15/28	5	5
[4]	Graphic Packaging International LLC	3.500%	3/1/29	7	6
[4]	Group 1 Automotive Inc.	4.000%	8/15/28	15	13
[4]	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	190	179
[4]	GSK Consumer Healthcare Capital US LLC	4.000%	3/24/52	160	144
[4]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	320	297
[4]	HAT Holdings I LLC	3.375%	6/15/26	15	14
	HCA Inc.	5.375%	2/1/25	25	26
	HCA Inc.	5.875%	2/15/26	15	16
	HCA Inc.	5.250%	6/15/49	105	100
[4]	Helmerich & Payne Inc.	2.900%	9/29/31	130	113
[4]	Hess Midstream Operations LP	5.500%	10/15/30	6	6
[4]	Hilcorp Energy I LP	5.750%	2/1/29	5	5
[4]	Hilcorp Energy I LP	6.000%	2/1/31	6	6
[4]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	72	73
[4]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	10	10
	Home Depot Inc.	2.950%	6/15/29	85	80
	Home Depot Inc.	2.700%	4/15/30	15	14
	Home Depot Inc.	1.375%	3/15/31	150	121
	Home Depot Inc.	3.250%	4/15/32	130	122
	Home Depot Inc.	4.250%	4/1/46	30	29
	Home Depot Inc.	3.900%	6/15/47	125	115
	Home Depot Inc.	4.500%	12/6/48	75	75
	Home Depot Inc.	2.750%	9/15/51	200	150
	Home Depot Inc.	3.500%	9/15/56	70	59
	Hormel Foods Corp.	1.700%	6/3/28	80	71
	Hormel Foods Corp.	1.800%	6/11/30	20	17
[5]	Host Hotels & Resorts LP	2.900%	12/15/31	250	211
	HP Inc.	4.000%	4/15/29	220	209
	HP Inc.	2.650%	6/17/31	86	71
	HP Inc.	4.200%	4/15/32	160	147
[4]	Ingevity Corp.	3.875%	11/1/28	15	14
	Intel Corp.	2.000%	8/12/31	250	213
	Intel Corp.	3.050%	8/12/51	200	155
	Intercontinental Exchange Inc.	0.700%	6/15/23	60	59
	Intercontinental Exchange Inc.	3.000%	9/15/60	70	51
	International Business Machines Corp.	3.300%	5/15/26	160	158
[4]	International Game Technology plc	4.125%	4/15/26	5	5
17

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	International Game Technology plc	6.250%	1/15/27	3	3
	International Paper Co.	4.800%	6/15/44	45	44
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	100	80
	Invesco Finance plc	5.375%	11/30/43	55	57
	ITC Holdings Corp.	3.350%	11/15/27	150	145
[4]	ITC Holdings Corp.	2.950%	5/14/30	150	135
[5]	John Deere Capital Corp.	2.125%	3/7/25	70	68
	Johnson & Johnson	2.450%	9/1/60	100	70
[5]	JPMorgan Chase & Co.	4.023%	12/5/24	270	271
	JPMorgan Chase & Co.	4.080%	4/26/26	200	200
	JPMorgan Chase & Co.	1.578%	4/22/27	250	226
	JPMorgan Chase & Co.	4.323%	4/26/28	270	269
[5]	JPMorgan Chase & Co.	3.540%	5/1/28	399	383
[5]	JPMorgan Chase & Co.	3.509%	1/23/29	30	29
[5]	JPMorgan Chase & Co.	4.005%	4/23/29	212	207
	JPMorgan Chase & Co.	2.580%	4/22/32	300	258
	JPMorgan Chase & Co.	2.963%	1/25/33	120	106
	JPMorgan Chase & Co.	4.586%	4/26/33	100	101
[5]	JPMorgan Chase & Co.	3.882%	7/24/38	130	119
	JPMorgan Chase & Co.	2.525%	11/19/41	190	141
[5]	JPMorgan Chase & Co.	3.964%	11/15/48	70	62
[5]	JPMorgan Chase & Co.	3.109%	4/22/51	70	54
	JPMorgan Chase & Co.	3.328%	4/22/52	170	136
[4]	Kaiser Aluminum Corp.	4.500%	6/1/31	15	13
	Kaiser Foundation Hospitals	3.150%	5/1/27	347	337
	Kellogg Co.	4.500%	4/1/46	115	111
	Keurig Dr Pepper Inc.	4.500%	11/15/45	160	151
	Kimco Realty Corp.	4.250%	4/1/45	75	68
	Kimco Realty Corp.	3.700%	10/1/49	70	58
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	385	402
	Kraft Heinz Foods Co.	3.875%	5/15/27	236	231
	Kraft Heinz Foods Co.	3.750%	4/1/30	80	76
	Kraft Heinz Foods Co.	4.875%	10/1/49	27	25
	Kroger Co.	2.200%	5/1/30	100	86
	Kroger Co.	3.875%	10/15/46	125	108
	Kroger Co.	4.450%	2/1/47	107	101
[5]	L3Harris Technologies Inc.	4.400%	6/15/28	210	211
	L3Harris Technologies Inc.	5.054%	4/27/45	30	31
[4]	Ladder Capital Finance Holdings LLLP	5.250%	10/1/25	5	5
[4]	Lamb Weston Holdings Inc.	4.875%	5/15/28	31	30
[4]	Lamb Weston Holdings Inc.	4.125%	1/31/30	30	27
	Lennar Corp.	5.250%	6/1/26	340	351
	Lennar Corp.	4.750%	11/29/27	50	50
[4]	Level 3 Financing Inc.	4.625%	9/15/27	42	38
[4]	Level 3 Financing Inc.	3.625%	1/15/29	20	16
[4]	Lithia Motors Inc.	4.625%	12/15/27	15	14
[4]	Lithia Motors Inc.	3.875%	6/1/29	20	18
[4]	Lithia Motors Inc.	4.375%	1/15/31	2	2
[4]	Live Nation Entertainment Inc.	5.625%	3/15/26	3	3
[4]	Live Nation Entertainment Inc.	6.500%	5/15/27	31	32
[4]	Live Nation Entertainment Inc.	3.750%	1/15/28	9	8
	Lockheed Martin Corp.	1.850%	6/15/30	149	129
	Lockheed Martin Corp.	4.700%	5/15/46	70	74
[11]	Lockheed Martin Corp.	4.300%	6/15/62	230	225
	Lowe's Cos. Inc.	3.350%	4/1/27	60	59
18

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	3.100%	5/3/27	305	296
	Lowe's Cos. Inc.	1.300%	4/15/28	100	86
	Lowe's Cos. Inc.	1.700%	9/15/28	90	78
	Lowe's Cos. Inc.	4.050%	5/3/47	55	48
	Lowe's Cos. Inc.	4.450%	4/1/62	105	94
	LYB International Finance III LLC	3.375%	10/1/40	50	41
[4]	Magallanes Inc.	3.428%	3/15/24	280	278
[4]	Magallanes Inc.	3.755%	3/15/27	180	174
[4]	Magallanes Inc.	5.050%	3/15/42	34	31
[4]	Magallanes Inc.	5.141%	3/15/52	160	143
[4]	Magallanes Inc.	5.391%	3/15/62	190	169
[5]	Marriott International Inc.	4.625%	6/15/30	300	295
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	150	113
[4]	Mattel Inc.	3.375%	4/1/26	10	10
[4]	Mattel Inc.	5.875%	12/15/27	10	10
[5]	McDonald's Corp.	3.625%	9/1/49	75	63
[5]	McDonald's Corp.	4.200%	4/1/50	125	115
	Merck & Co. Inc.	1.700%	6/10/27	125	114
	Merck & Co. Inc.	3.400%	3/7/29	45	44
	Merck & Co. Inc.	1.450%	6/24/30	90	75
	Merck & Co. Inc.	2.150%	12/10/31	270	235
[4]	Meritage Homes Corp.	3.875%	4/15/29	60	54
	MetLife Inc.	4.125%	8/13/42	75	70
	MGM Growth Properties Operating Partnership LP	5.625%	5/1/24	8	8
[4]	MGM Growth Properties Operating Partnership LP	4.625%	6/15/25	35	35
	MGM Growth Properties Operating Partnership LP	4.500%	9/1/26	27	27
	Microsoft Corp.	2.921%	3/17/52	350	285
[4]	Midcap Financial Issuer Trust	5.625%	1/15/30	17	14
[4]	Mileage Plus Holdings LLC	6.500%	6/20/27	865	890
[4]	MIWD Holdco II LLC	5.500%	2/1/30	10	9
	Mondelez International Inc.	1.500%	2/4/31	200	160
	Mondelez International Inc.	2.625%	9/4/50	70	49
[5]	Morgan Stanley	2.720%	7/22/25	480	467
[5]	Morgan Stanley	2.188%	4/28/26	170	161
	Morgan Stanley	3.950%	4/23/27	270	265
	Morgan Stanley	1.593%	5/4/27	195	176
	Morgan Stanley	2.475%	1/21/28	200	184
[5]	Morgan Stanley	3.591%	7/22/28	275	264
[5]	Morgan Stanley	2.699%	1/22/31	135	119
[5]	Morgan Stanley	3.971%	7/22/38	90	83
[5]	Morgan Stanley	4.457%	4/22/39	75	74
	Morgan Stanley	3.217%	4/22/42	135	111
	Morgan Stanley	4.300%	1/27/45	30	28
[5]	Morgan Stanley	2.802%	1/25/52	90	65
	Mosaic Co.	4.875%	11/15/41	30	29
[5]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	200	176
	MPLX LP	1.750%	3/1/26	225	205
	MPLX LP	4.500%	4/15/38	120	110
	MPLX LP	4.950%	3/14/52	160	146
	MPT Operating Partnership LP	5.000%	10/15/27	25	24
[4]	MSCI Inc.	3.625%	9/1/30	15	13
[4]	MSCI Inc.	3.625%	11/1/31	20	18
19

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	MSCI Inc.	3.250%	8/15/33	12	10
[4]	Mueller Water Products Inc.	4.000%	6/15/29	42	38
	Nasdaq Inc.	2.500%	12/21/40	100	73
	Nasdaq Inc.	3.950%	3/7/52	30	26
[4]	Nationwide Financial Services Inc.	3.900%	11/30/49	65	58
[4]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	125	111
[4]	NCL Corp. Ltd.	5.875%	2/15/27	14	13
[4]	NCL Corp. Ltd.	7.750%	2/15/29	10	10
[4]	Nestle Holdings Inc.	1.000%	9/15/27	325	286
[4]	Nestle Holdings Inc.	4.000%	9/24/48	150	145
[4]	Netflix Inc.	3.625%	6/15/25	40	39
	Netflix Inc.	4.875%	4/15/28	175	172
	Netflix Inc.	5.875%	11/15/28	40	41
	Netflix Inc.	6.375%	5/15/29	90	96
	Newmont Corp.	2.800%	10/1/29	130	118
	Newmont Corp.	2.250%	10/1/30	160	137
[4]	News Corp.	3.875%	5/15/29	33	30
[4]	News Corp.	5.125%	2/15/32	10	10
[4]	Nexstar Media Inc.	5.625%	7/15/27	5	5
[4]	Nexstar Media Inc.	4.750%	11/1/28	22	20
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	120	103
[4]	NextEra Energy Operating Partners LP	4.500%	9/15/27	45	43
[4]	Nielsen Finance LLC	5.625%	10/1/28	11	11
	NiSource Inc.	0.950%	8/15/25	150	136
	NiSource Inc.	3.950%	3/30/48	50	42
[4]	Nissan Motor Acceptance Co. LLC	2.450%	9/15/28	55	46
	Norfolk Southern Corp.	3.050%	5/15/50	100	77
	Northern States Power Co.	6.250%	6/1/36	144	171
	Northrop Grumman Corp.	4.030%	10/15/47	150	138
	Northrop Grumman Corp.	5.250%	5/1/50	125	137
	NRG Energy Inc.	6.625%	1/15/27	4	4
[4]	NRG Energy Inc.	2.450%	12/2/27	117	104
[4]	NRG Energy Inc.	3.375%	2/15/29	35	30
	Nucor Corp.	3.125%	4/1/32	155	139
	Nucor Corp.	4.400%	5/1/48	70	67
	Nucor Corp.	3.850%	4/1/52	150	132
	NuStar Logistics LP	5.750%	10/1/25	5	5
	NuStar Logistics LP	6.375%	10/1/30	20	20
	Occidental Petroleum Corp.	5.550%	3/15/26	16	16
	Omega Healthcare Investors Inc.	5.250%	1/15/26	708	721
	Omega Healthcare Investors Inc.	3.375%	2/1/31	330	276
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	120	110
	OneMain Finance Corp.	3.500%	1/15/27	15	13
	ONEOK Inc.	4.000%	7/13/27	100	98
	ONEOK Inc.	3.400%	9/1/29	90	82
	ONEOK Inc.	4.950%	7/13/47	50	46
	Oracle Corp.	2.400%	9/15/23	440	436
	Oracle Corp.	2.500%	4/1/25	520	497
	Oracle Corp.	2.800%	4/1/27	200	185
	Oracle Corp.	2.300%	3/25/28	61	53
	Oracle Corp.	2.950%	4/1/30	40	35
	Oracle Corp.	2.875%	3/25/31	100	85
	Oracle Corp.	3.600%	4/1/40	175	135
	Oracle Corp.	3.650%	3/25/41	150	116
	Oracle Corp.	3.950%	3/25/51	115	87
20

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	4.375%	5/15/55	100	79
[4]	Organon & Co.	4.125%	4/30/28	50	46
	Ovintiv Exploration Inc.	5.625%	7/1/24	100	104
	Ovintiv Exploration Inc.	5.375%	1/1/26	240	249
	PACCAR Financial Corp.	2.850%	4/7/25	1,050	1,038
	Pacific Gas & Electric Co.	3.150%	1/1/26	150	141
	Pacific Gas & Electric Co.	3.000%	6/15/28	100	89
	Pacific Gas & Electric Co.	2.500%	2/1/31	140	111
	Pacific Gas & Electric Co.	4.500%	7/1/40	100	82
	Pacific Gas & Electric Co.	3.500%	8/1/50	100	70
	PacifiCorp	4.150%	2/15/50	200	184
	Packaging Corp. of America	3.400%	12/15/27	20	19
	Packaging Corp. of America	4.050%	12/15/49	50	45
[4]	Pactiv Evergreen Group Issuer Inc.	4.000%	10/15/27	12	10
	Paramount Global	4.750%	5/15/25	158	162
	Paramount Global	4.200%	6/1/29	60	58
	Paramount Global	4.375%	3/15/43	275	228
[4]	Pattern Energy Operations LP	4.500%	8/15/28	7	7
	PECO Energy Co.	4.150%	10/1/44	130	122
[4]	Penn National Gaming Inc.	5.625%	1/15/27	5	5
	PepsiCo Inc.	3.450%	10/6/46	75	67
[4]	Performance Food Group Inc.	6.875%	5/1/25	10	10
[4]	Performance Food Group Inc.	5.500%	10/15/27	49	48
[4]	Performance Food Group Inc.	4.250%	8/1/29	30	27
	Pfizer Inc.	2.550%	5/28/40	225	180
[9]	Philip Morris International Inc.	2.000%	5/9/36	250	214
	Philip Morris International Inc.	4.250%	11/10/44	165	145
	Phillips 66	3.900%	3/15/28	34	33
	Phillips 66	4.650%	11/15/34	80	80
	Phillips 66 Partners LP	3.150%	12/15/29	207	191
	Pioneer Natural Resources Co.	1.900%	8/15/30	150	124
	Plains All American Pipeline LP	4.900%	2/15/45	30	26
[4]	Post Holdings Inc.	5.750%	3/1/27	4	4
[4]	Post Holdings Inc.	5.625%	1/15/28	10	9
[4]	Post Holdings Inc.	4.500%	9/15/31	10	8
	Progressive Corp.	2.500%	3/15/27	100	95
	Prudential Financial Inc.	3.935%	12/7/49	260	236
[5]	Prudential Financial Inc.	4.350%	2/25/50	65	63
[5]	Prudential Financial Inc.	3.700%	3/13/51	70	61
[5]	Public Service Co. of Colorado	6.250%	9/1/37	60	72
[5]	Public Service Electric & Gas Co.	3.600%	12/1/47	100	89
	Public Storage	1.950%	11/9/28	200	177
	PulteGroup Inc.	5.000%	1/15/27	15	15
	Ralph Lauren Corp.	2.950%	6/15/30	200	182
[4]	Range Resources Corp.	4.750%	2/15/30	5	5
	Raytheon Technologies Corp.	4.625%	11/16/48	160	161
	Realty Income Corp.	2.200%	6/15/28	160	143
	Republic Services Inc.	1.750%	2/15/32	58	47
	Rockwell Automation Inc.	2.800%	8/15/61	100	70
[4]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	10	9
	Roper Technologies Inc.	2.000%	6/30/30	91	76
[4]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	3	3
[4]	Royal Caribbean Cruises Ltd.	9.125%	6/15/23	2	2
[4]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	3	3
	RPM International Inc.	4.550%	3/1/29	115	115
21

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	S&P Global Inc.	2.700%	3/1/29	330	305
[4]	S&P Global Inc.	2.900%	3/1/32	110	99
[4]	S&P Global Inc.	3.700%	3/1/52	45	39
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	110	116
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	210	206
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	250	248
	Sabra Health Care LP	5.125%	8/15/26	610	611
[4]	Sabre GLBL Inc.	7.375%	9/1/25	11	11
	Salesforce Inc.	1.950%	7/15/31	113	97
	Salesforce Inc.	2.700%	7/15/41	400	317
	Santander Holdings USA Inc.	4.400%	7/13/27	250	247
	SBA Communications Corp.	3.125%	2/1/29	32	27
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	35	33
	Sempra Energy	3.300%	4/1/25	150	148
	Sempra Energy	3.250%	6/15/27	170	163
	Sempra Energy	3.700%	4/1/29	200	192
	Sherwin-Williams Co.	4.500%	6/1/47	80	76
	Simon Property Group LP	3.500%	9/1/25	270	268
	Simon Property Group LP	2.200%	2/1/31	200	169
	Simon Property Group LP	3.250%	9/13/49	135	106
[4]	Sirius XM Radio Inc.	3.125%	9/1/26	5	5
[4]	Sirius XM Radio Inc.	5.000%	8/1/27	10	10
	Skyworks Solutions Inc.	1.800%	6/1/26	60	55
	Skyworks Solutions Inc.	3.000%	6/1/31	230	192
[5]	Southern California Edison Co.	4.200%	3/1/29	125	123
	Southern California Edison Co.	4.500%	9/1/40	50	46
[5]	Southern California Edison Co.	3.900%	3/15/43	50	42
	Southern California Edison Co.	4.000%	4/1/47	70	60
[5]	Southern California Edison Co.	4.875%	3/1/49	20	19
	Southern California Edison Co.	3.450%	2/1/52	100	79
[5]	Southern California Gas Co.	2.550%	2/1/30	200	178
	Southern California Gas Co.	3.750%	9/15/42	50	45
[5]	Southern Co.	3.700%	4/30/30	30	28
	Southern Co.	4.400%	7/1/46	30	27
	Southwest Airlines Co.	5.250%	5/4/25	70	72
	Southwest Airlines Co.	5.125%	6/15/27	80	83
	Southwest Airlines Co.	2.625%	2/10/30	250	217
	Southwestern Energy Co.	4.750%	2/1/32	10	9
	Sprint Corp.	7.125%	6/15/24	50	53
	Sprint Corp.	7.625%	3/1/26	40	44
[4]	SS&C Technologies Inc.	5.500%	9/30/27	9	9
	Stanley Black & Decker Inc.	2.300%	3/15/30	125	109
	Starbucks Corp.	3.500%	3/1/28	25	24
	Starbucks Corp.	3.500%	11/15/50	125	100
	Steel Dynamics Inc.	2.400%	6/15/25	35	33
	Steel Dynamics Inc.	3.450%	4/15/30	100	93
	SVB Financial Group	2.100%	5/15/28	230	202
	Synchrony Financial	3.950%	12/1/27	270	258
	Take-Two Interactive Software Inc.	4.000%	4/14/32	125	119
[4]	Tap Rock Resources LLC	7.000%	10/1/26	20	20
	Targa Resources Partners LP	6.500%	7/15/27	50	52
	Targa Resources Partners LP	5.000%	1/15/28	110	108
	Targa Resources Partners LP	6.875%	1/15/29	30	32
	Targa Resources Partners LP	4.875%	2/1/31	110	106
	Targa Resources Partners LP	4.000%	1/15/32	40	36
22

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Teledyne Technologies Inc.	2.750%	4/1/31	400	347
[4]	Tenet Healthcare Corp.	4.625%	9/1/24	5	5
[4]	Tenet Healthcare Corp.	4.875%	1/1/26	40	39
[4]	Tenet Healthcare Corp.	6.250%	2/1/27	10	10
[4]	Tenet Healthcare Corp.	4.250%	6/1/29	28	25
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	50	44
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	100	84
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	170	136
[4]	Thor Industries Inc.	4.000%	10/15/29	15	13
	Time Warner Cable LLC	5.875%	11/15/40	225	220
	Time Warner Cable LLC	4.500%	9/15/42	55	45
	TJX Cos. Inc.	2.250%	9/15/26	200	189
	T-Mobile USA Inc.	2.625%	2/15/29	105	91
[4]	T-Mobile USA Inc.	3.375%	4/15/29	15	14
	T-Mobile USA Inc.	3.375%	4/15/29	15	14
	T-Mobile USA Inc.	3.875%	4/15/30	170	161
	T-Mobile USA Inc.	3.000%	2/15/41	45	34
	T-Mobile USA Inc.	3.600%	11/15/60	175	131
	Toll Brothers Finance Corp.	4.350%	2/15/28	227	216
	Toll Brothers Finance Corp.	3.800%	11/1/29	130	118
[4]	TopBuild Corp.	3.625%	3/15/29	5	4
[4]	TopBuild Corp.	4.125%	2/15/32	25	22
[5]	Toyota Motor Credit Corp.	1.900%	1/13/27	270	251
	Toyota Motor Credit Corp.	3.050%	3/22/27	300	292
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	5	5
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	90	83
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	40	38
[4]	TransDigm Inc.	8.000%	12/15/25	30	31
[4]	TransDigm Inc.	6.250%	3/15/26	49	49
	TransDigm Inc.	5.500%	11/15/27	37	34
	TransDigm Inc.	4.875%	5/1/29	35	31
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	165	162
[5]	UDR Inc.	2.950%	9/1/26	15	14
	Union Electric Co.	4.000%	4/1/48	65	61
	Union Electric Co.	3.250%	10/1/49	75	62
	Union Electric Co.	3.900%	4/1/52	150	137
	Union Pacific Corp.	3.950%	9/10/28	150	150
	Union Pacific Corp.	3.250%	2/5/50	107	87
	Union Pacific Corp.	3.839%	3/20/60	35	31
	Union Pacific Corp.	3.850%	2/14/72	120	102
[4]	United Airlines Inc.	4.375%	4/15/26	42	40
[4]	United Airlines Inc.	4.625%	4/15/29	35	32
[5]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	51	51
	United States Steel Corp.	6.875%	3/1/29	14	14
	UnitedHealth Group Inc.	2.750%	5/15/40	100	80
	UnitedHealth Group Inc.	4.375%	3/15/42	215	214
	UnitedHealth Group Inc.	3.250%	5/15/51	100	83
[4]	Uniti Group LP	7.875%	2/15/25	12	12
[4]	Vail Resorts Inc.	6.250%	5/15/25	66	68
	Valero Energy Corp.	4.350%	6/1/28	70	70
	Valero Energy Corp.	3.650%	12/1/51	250	195
	Valero Energy Corp.	4.000%	6/1/52	120	100
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	20	18
	Verizon Communications Inc.	2.100%	3/22/28	250	224
23

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Verizon Communications Inc.	4.400%	11/1/34	140	138
[7]	Verizon Communications Inc.	1.875%	11/3/38	200	195
	Verizon Communications Inc.	4.812%	3/15/39	150	154
	Verizon Communications Inc.	2.650%	11/20/40	75	57
	Verizon Communications Inc.	3.850%	11/1/42	125	111
	Verizon Communications Inc.	4.862%	8/21/46	225	227
	Verizon Communications Inc.	3.875%	3/1/52	150	131
	Verizon Communications Inc.	3.000%	11/20/60	70	49
	Verizon Communications Inc.	3.700%	3/22/61	105	84
[4]	Vertiv Group Corp.	4.125%	11/15/28	10	9
[5]	Virginia Electric & Power Co.	3.150%	1/15/26	75	74
[5]	Virginia Electric & Power Co.	2.950%	11/15/26	240	231
[5]	Virginia Electric & Power Co.	4.200%	5/15/45	50	47
[4]	Vistra Operations Co. LLC	5.625%	2/15/27	20	20
[4]	Vistra Operations Co. LLC	5.000%	7/31/27	8	7
	VMware Inc.	1.800%	8/15/28	190	162
	VMware Inc.	4.700%	5/15/30	130	129
[4]	Wabash National Corp.	4.500%	10/15/28	5	4
	Walmart Inc.	1.500%	9/22/28	90	80
	Walmart Inc.	1.800%	9/22/31	100	85
	Walmart Inc.	2.650%	9/22/51	100	78
	Walt Disney Co.	6.650%	11/15/37	70	86
	Walt Disney Co.	3.500%	5/13/40	125	110
	Walt Disney Co.	2.750%	9/1/49	45	34
	Walt Disney Co.	3.600%	1/13/51	45	39
	Waste Management Inc.	1.150%	3/15/28	100	86
	WEC Energy Group Inc.	1.800%	10/15/30	150	123
[5]	Wells Fargo & Co.	2.164%	2/11/26	450	427
[5]	Wells Fargo & Co.	2.188%	4/30/26	475	449
[5]	Wells Fargo & Co.	4.300%	7/22/27	375	374
[5]	Wells Fargo & Co.	3.526%	3/24/28	450	433
[5]	Wells Fargo & Co.	2.879%	10/30/30	270	242
[5]	Wells Fargo & Co.	3.068%	4/30/41	320	259
[5]	Wells Fargo & Co.	4.650%	11/4/44	75	72
[5]	Wells Fargo & Co.	4.400%	6/14/46	60	56
[5]	Wells Fargo & Co.	5.013%	4/4/51	80	83
[5]	Wells Fargo & Co.	4.611%	4/25/53	75	74
[5,7]	Wells Fargo Bank NA	5.250%	8/1/23	2,000	2,577
	Welltower Inc.	4.250%	4/1/26	50	50
[4]	WESCO Distribution Inc.	7.250%	6/15/28	31	32
	Western Digital Corp.	4.750%	2/15/26	44	44
	Western Midstream Operating LP	4.550%	2/1/30	30	28
	Westlake Corp.	3.125%	8/15/51	150	109
	Weyerhaeuser Co.	4.000%	11/15/29	131	127
	Weyerhaeuser Co.	3.375%	3/9/33	130	117
	Williams Cos. Inc.	6.300%	4/15/40	65	72
[4]	Williams Scotsman International Inc.	4.625%	8/15/28	9	9
	Willis North America Inc.	4.500%	9/15/28	75	75
	Willis North America Inc.	2.950%	9/15/29	85	76
	Willis North America Inc.	3.875%	9/15/49	70	58
[4]	WMG Acquisition Corp.	3.750%	12/1/29	70	63
	Workday Inc.	3.700%	4/1/29	140	134
[4]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	30	28
	Xcel Energy Inc.	2.350%	11/15/31	160	135
	Xcel Energy Inc.	3.500%	12/1/49	150	123
24

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Yum! Brands Inc.	5.375%	4/1/32	85	81
[4]	Zayo Group Holdings Inc.	4.000%	3/1/27	27	24
	Zoetis Inc.	4.700%	2/1/43	99	99
	Zoetis Inc.	3.950%	9/12/47	70	63
					105,013
Total Corporate Bonds (Cost $184,774)					163,336
Floating Rate Loan Interests (0.1%)
Ireland (0.0%)
[8]	Setanta Aircraft Leasing DAC Term Loan, 3M USD LIBOR + 2.000%	3.006%	11/5/28	85	84
United States (0.1%)
[8]	AAdvantage Loyalty IP Ltd. Initial Term Loan, 3M USD LIBOR + 4.750%	5.813%	4/20/28	5	5
[8]	Bausch Health Cos. Inc. Term Loan B, SOFR + 5.250%	5.790%	1/27/27	45	44
[8]	Directv Financing LLC Term Loan, 1M USD LIBOR + 5.000%	5.764%	8/2/27	10	10
[8]	McAfee Corp. Tranche B-1 Term Loan, SOFR + 4.000%	4.500%	3/1/29	10	10
[8]	Medline Borrower LP Initial Dollar Term Loan, 1M USD LIBOR + 3.250%	4.014%	10/23/28	20	20
[8]	SS&C Technologies Holdings Inc. Term Loan B-6, SOFR + 2.250%	3.050%	3/22/29	6	6
[8]	SS&C Technologies Holdings Inc. Term Loan B-7, SOFR + 2.250%	3.050%	3/22/29	9	8
					103
Total Floating Rate Loan Interests (Cost $189)					187
Sovereign Bonds (19.1%)
Azerbaijan (0.2%)
[5]	Republic of Azerbaijan	4.750%	3/18/24	600	600
Canada (1.2%)
[10]	Canadian Government Bond	1.000%	9/1/22	1,400	1,087
[10]	Canadian Government Bond	4.000%	6/1/41	385	347
[10]	Canadian Government Bond	2.750%	12/1/48	300	230
[4,5]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	800	793
[4,5]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	350	347
					2,804
Chile (0.7%)
	Republic of Chile	3.125%	1/21/26	980	959
[5]	Republic of Chile	2.750%	1/31/27	474	449
[5]	Republic of Chile	4.340%	3/7/42	250	229
					1,637
Colombia (0.3%)
[5]	Republic of Colombia	5.000%	6/15/45	200	150
[5]	Republic of Colombia	5.200%	5/15/49	500	378
[5]	Republic of Colombia	4.125%	5/15/51	400	268
					796
Croatia (0.7%)
[5]	Republic of Croatia	5.500%	4/4/23	460	470
25

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Republic of Croatia	2.750%	1/27/30	900	933
[9]	Republic of Croatia	1.500%	6/17/31	350	322
					1,725
Dominican Republic (0.4%)
[4,5]	Dominican Republic	5.500%	2/22/29	655	611
[4,5]	Dominican Republic	6.000%	2/22/33	265	240
					851
El Salvador (0.1%)
[5]	Republic of El Salvador	8.625%	2/28/29	300	120
[5]	Republic of El Salvador	9.500%	7/15/52	200	81
					201
Germany (9.7%)
[9]	Federal Republic of Germany	0.000%	12/15/23	8,600	9,055
[9]	Federal Republic of Germany	0.000%	3/15/24	449	471
[5,9]	Federal Republic of Germany	0.000%	4/11/25	4,679	4,860
[5,9]	Federal Republic of Germany	0.000%	10/10/25	2,000	2,069
[5,9]	Federal Republic of Germany	0.000%	10/9/26	400	409
[5,9]	Federal Republic of Germany	0.000%	4/16/27	506	516
[9]	Federal Republic of Germany	0.500%	2/15/28	1,000	1,038
[9]	Federal Republic of Germany	0.000%	11/15/28	2,073	2,076
[9]	Federal Republic of Germany	0.000%	2/15/32	1,190	1,146
[9]	Federal Republic of Germany	0.000%	5/15/36	299	273
[9]	Federal Republic of Germany	2.500%	8/15/46	600	837
[9]	Federal Republic of Germany	0.000%	8/15/52	733	556
					23,306
Hungary (0.3%)
[9]	Republic of Hungary	1.625%	4/28/32	700	631
Indonesia (0.3%)
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	200	196
[4,5,9]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	370	327
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.250%	10/24/42	200	179
					702
Israel (0.1%)
	State of Israel	4.500%	4/3/20	325	319
Japan (0.4%)
[5,12]	Japan	0.100%	6/20/24	65,000	503
[5,12]	Japan	0.100%	12/20/26	30,000	232
[5,12]	Japan	0.100%	6/20/29	10,000	77
[5,12]	Japan	1.700%	9/20/33	6,000	53
					865
Kazakhstan (0.2%)
[5]	Republic of Kazakhstan	4.875%	10/14/44	570	539
Mexico (1.1%)
	Petroleos Mexicanos	6.750%	9/21/47	1,262	915
[5,13]	United Mexican States	10.000%	11/20/36	12,000	627
[5,13]	United Mexican States	8.500%	11/18/38	26,500	1,225
					2,767
Nigeria (0.1%)
[4,5]	Federal Republic of Nigeria	8.250%	9/28/51	280	212
26

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Panama (0.5%)
[5]	Republic of Panama	3.362%	6/30/31	702	623
[5]	Republic of Panama	3.870%	7/23/60	200	150
[5]	Republic of Panama	4.500%	1/19/63	424	351
					1,124
Peru (0.4%)
[5]	Petroleos del Peru SA	5.625%	6/19/47	350	254
[5]	Republic of Peru	2.392%	1/23/26	700	655
					909
Philippines (0.3%)
[9]	Republic of the Philippines	1.750%	4/28/41	786	645
Republic of North Macedonia (0.1%)
[4,5,9]	Republic of North Macedonia	1.625%	3/10/28	207	183
Romania (0.3%)
[4,5,9]	Republic of Romania	1.750%	7/13/30	830	691
[5,9]	Republic of Romania	2.875%	4/13/42	155	109
					800
Serbia (0.5%)
[5,9]	Republic of Serbia	3.125%	5/15/27	611	580
[5,9]	Republic of Serbia	1.650%	3/3/33	281	202
[4,5,9]	Republic of Serbia	2.050%	9/23/36	719	492
					1,274
South Africa (0.1%)
[5]	Eskom Holdings SOC Ltd.	6.750%	8/6/23	200	194
United Arab Emirates (0.1%)
[4,5]	Finance Department Government of Sharjah	4.000%	7/28/50	350	260
United Kingdom (1.0%)
[7]	United Kingdom	1.250%	7/22/27	345	423
[7]	United Kingdom	0.250%	7/31/31	532	573
[7]	United Kingdom	1.750%	9/7/37	300	360
[7]	United Kingdom	4.500%	12/7/42	180	314
[7]	United Kingdom	3.250%	1/22/44	150	226
[7]	United Kingdom	1.500%	7/22/47	250	277
[7]	United Kingdom	0.625%	10/22/50	108	94
[7]	United Kingdom	3.500%	7/22/68	90	168
					2,435
Total Sovereign Bonds (Cost $52,154)					45,779
Taxable Municipal Bonds (0.1%)
United States (0.1%)
	New York Metropolitan Transportation Authority Revenue (Build America Bonds) (Cost $319)	5.871%	11/15/39	300	337
				Shares
Temporary Cash Investments (2.8%)
Money Market Fund (2.8%)
[14]	Vanguard Market Liquidity Fund (Cost $6,707)	0.409%		67,073	6,707
27

Global Credit Bond Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	NGFP	1/13/23	0.603%	2,422	—
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.608% Semiannually	CITNA	1/17/23	0.608%	2,429	—
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	BNPSW	2/3/23	0.603%	2,432	—
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.630% Semiannually	MSCS	2/3/23	0.630%	2,432	—
Total Options Purchased (Cost $43)					—
Total Investments (97.2%) (Cost $260,975)					232,900
Other Assets and Liabilities—Net (2.8%)					6,745
Net Assets (100%)					239,645
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $60,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $81,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
3	Securities with a value of $438,000 have been segregated as initial margin for open futures contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the aggregate value was $23,782,000, representing 9.9% of net assets.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Face amount denominated in Australian dollars.
7	Face amount denominated in British pounds.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Face amount denominated in euro.
10	Face amount denominated in Canadian dollars.
11	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2022.
12	Face amount denominated in Japanese yen.
13	Face amount denominated in Mexican pesos.
14	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
BNPSW—BNP Paribas.
CITNA—Citibank, N.A.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
NGFP—Nomura Global Financial Products Inc.
SOFR—Secured Overnight Financing Rate.
USD—U.S. dollar.
28

Global Credit Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year Government of Canada Bond	June 2022	10	901	(37)
5-Year U.S. Treasury Note	June 2022	81	9,126	(17)
10-Year Government of Canada Bond	June 2022	28	2,754	(208)
10-Year U.S. Treasury Note	June 2022	30	3,575	(47)
Euro-Bobl	June 2022	63	8,453	(170)
Euro-Bund	June 2022	30	4,861	(159)
Euro-Buxl	June 2022	2	361	(32)
Euro-Schatz	June 2022	13	1,511	(2)
Long U.S. Treasury Bond	June 2022	11	1,547	6
Mini 10-Year Japanese Government Bond	June 2022	5	576	(5)
Ultra Long U.S. Treasury Bond	June 2022	6	963	(2)
				(673)

Short Futures Contracts
2-Year U.S. Treasury Note	June 2022	(87)	(18,341)	55
AUD 10-Year Treasury Bond	June 2022	(8)	(702)	41
Euro-BTP	June 2022	(9)	(1,238)	130
Long Gilt	June 2022	(2)	(298)	(2)
Ultra 10-Year U.S. Treasury Note	June 2022	(29)	(3,741)	42
				266
				(407)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Standard Chartered Bank	5/3/22	AUD	6,019	USD	4,297	—	(44)
Standard Chartered Bank	6/2/22	AUD	200	USD	141	—	—
Morgan Stanley Capital Services LLC	5/3/22	AUD	27	USD	20	—	(1)
UBS AG	5/3/22	AUD	20	USD	15	—	(1)
Bank of America, N.A.	5/3/22	CAD	3,981	USD	3,104	—	(5)
HSBC Bank plc	5/3/22	CAD	450	USD	360	—	(10)
Morgan Stanley Capital Services LLC	6/2/22	CAD	148	USD	115	—	—
29

Global Credit Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Morgan Stanley Capital Services LLC	5/3/22	CAD	35	USD	28	—	—
UBS AG	5/3/22	CAD	24	USD	19	—	—
State Street Bank & Trust Co.	6/2/22	CAD	16	USD	12	—	—
Barclays Bank plc	5/3/22	EUR	45,505	USD	47,830	176	—
UBS AG	5/3/22	EUR	1,472	USD	1,632	—	(79)
Bank of America, N.A.	6/2/22	EUR	1,379	USD	1,458	—	(1)
Goldman Sachs Bank USA	5/3/22	EUR	1,226	USD	1,360	—	(67)
State Street Bank & Trust Co.	5/3/22	EUR	868	USD	947	—	(30)
Morgan Stanley Capital Services LLC	5/3/22	EUR	791	USD	848	—	(14)
Credit Agricole CIB	5/3/22	EUR	150	USD	165	—	(7)
Credit Agricole CIB	6/2/22	EUR	130	USD	137	—	—
UBS AG	5/4/22	GBP	17,062	USD	21,349	105	—
UBS AG	5/4/22	GBP	545	USD	693	—	(8)
BNP Paribas	5/4/22	GBP	394	USD	516	—	(21)
Bank of America, N.A.	6/6/22	GBP	212	USD	266	—	—
JPMorgan Chase Bank, N.A.	5/4/22	GBP	116	USD	153	—	(7)
State Street Bank & Trust Co.	5/4/22	GBP	61	USD	80	—	(3)
Morgan Stanley Capital Services LLC	5/4/22	GBP	24	USD	31	—	(1)
BNP Paribas	7/22/22	JPY	248,426	USD	2,485	—	(565)
State Street Bank & Trust Co.	5/6/22	JPY	65,432	USD	500	4	—
HSBC Bank plc	5/3/22	MXN	43,583	USD	2,141	—	(5)
Standard Chartered Bank	5/3/22	SEK	21	USD	2	—	—
Morgan Stanley Capital Services LLC	5/4/22	ZAR	1	USD	—	—	—
Toronto-Dominion Bank	6/2/22	ZAR	1	USD	—	—	—
State Street Bank & Trust Co.	5/3/22	USD	4,559	AUD	6,066	273	—
Standard Chartered Bank	6/2/22	USD	4,299	AUD	6,019	44	—
State Street Bank & Trust Co.	5/3/22	USD	3,475	CAD	4,336	100	—
Bank of America, N.A.	6/2/22	USD	3,104	CAD	3,981	5	—
Morgan Stanley Capital Services LLC	5/3/22	USD	41	CAD	52	—	—
HSBC Bank plc	5/3/22	USD	28	CAD	35	—	—
30

Global Credit Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	5/3/22	USD	25	CAD	32	—	—
JPMorgan Chase Bank, N.A.	5/3/22	USD	24	CAD	29	—	—
Morgan Stanley Capital Services LLC	6/2/22	USD	11	CAD	14	—	—
BNP Paribas	5/3/22	USD	5	CAD	7	—	—
BNP Paribas	5/3/22	USD	51,642	EUR	46,217	2,886	—
Barclays Bank plc	6/2/22	USD	47,890	EUR	45,505	—	(178)
State Street Bank & Trust Co.	5/3/22	USD	3,293	EUR	3,023	105	—
Morgan Stanley Capital Services LLC	5/3/22	USD	410	EUR	381	9	—
UBS AG	5/3/22	USD	252	EUR	230	9	—
JPMorgan Chase Bank, N.A.	5/3/22	USD	152	EUR	140	4	—
State Street Bank & Trust Co.	6/2/22	USD	45	EUR	43	—	—
HSBC Bank plc	5/3/22	USD	25	EUR	23	1	—
Bank of America, N.A.	5/4/22	USD	21,516	GBP	16,353	953	—
UBS AG	6/6/22	USD	21,348	GBP	17,062	—	(106)
JPMorgan Chase Bank, N.A.	5/4/22	USD	1,401	GBP	1,068	58	—
Morgan Stanley Capital Services LLC	5/4/22	USD	1,022	GBP	781	40	—
BNP Paribas	7/22/22	USD	2,485	JPY	249,482	556	—
HSBC Bank plc	5/6/22	USD	537	JPY	65,432	33	—
State Street Bank & Trust Co.	6/2/22	USD	501	JPY	65,432	—	(4)
Barclays Bank plc	7/22/22	USD	483	JPY	49,480	100	—
HSBC Bank plc	6/2/22	USD	2,120	MXN	43,428	5	—
Standard Chartered Bank	5/3/22	USD	1,819	MXN	36,317	40	—
State Street Bank & Trust Co.	5/3/22	USD	364	MXN	7,265	8	—
HSBC Bank plc	5/3/22	USD	2	SEK	21	—	—
31

Global Credit Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Standard Chartered Bank	6/2/22	USD	2	SEK	21	—	—
Toronto-Dominion Bank	5/4/22	USD	—	ZAR	1	—	—
						5,514	(1,157)
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
SEK—Swedish krona.
USD—U.S. dollar.
ZAR—South African rand.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
AT&T Inc./Baa2	12/20/23	BARC	800	1.000	5	8	—	(3)
Credit Suisse Group Finance Guernsey Ltd./WR	6/20/27	JPMC	500 [2]	1.000	(8)	(6)	—	(2)
Credit Suisse Group Finance Guernsey Ltd./WR	6/20/27	JPMC	300 [2]	1.000	(5)	(5)	—	—
Republic of Chile/A1	6/20/27	MSCS	780	1.000	(1)	9	—	(10)
Volkswagen International Finance NV/A3	6/20/27	GSI	1,100 [2]	1.000	(19)	(8)	—	(11)
					(28)	(2)	—	(26)
Credit Protection Purchased
Standard Chartered plc	6/20/27	JPMC	950 [2]	(1.000)	(3)	(4)	1	—
					(31)	(6)	1	(26)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
32

Global Credit Bond Fund
At April 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $4,201,000 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date[1]	Notional Amount (000)[2]	Interest Rate Received[3] (%)	Interest Rate (Paid)[4] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/15/24	6/15/22	2,600	0.000	(2.000)	20	14
6/15/25	6/15/22	1,500	0.000	(2.000)	15	13
					35	27
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Notional amount denominated in British pound.
3 Based on 1-Day Sterling Overnight Index Average Rate (SONIA) as of the most recent payment date. Interest payment received/paid annually.
4 Interest payment received/paid annually.
See accompanying Notes, which are an integral part of the Financial Statements.
33

Global Credit Bond Fund
Statement of Assets and Liabilities
As of April 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $254,268)	226,193
Affiliated Issuers (Cost $6,707)	6,707
Total Investments in Securities	232,900
Investment in Vanguard	9
Foreign Currency, at Value (Cost $146)	144
Receivables for Investment Securities Sold	2,939
Receivables for Accrued Income	1,858
Receivables for Capital Shares Issued	210
Swap Premiums Paid	17
Variation Margin Receivable—Centrally Cleared Swap Contracts	5
Unrealized Appreciation—Forward Currency Contracts	5,514
Unrealized Appreciation—Over-the-Counter Swap Contracts	1
Total Assets	243,597
Liabilities
Due to Custodian	165
Payables for Investment Securities Purchased	2,351
Payables for Capital Shares Redeemed	180
Payables to Vanguard	27
Swap Premiums Received	23
Variation Margin Payable—Futures Contracts	23
Unrealized Depreciation—Forward Currency Contracts	1,157
Unrealized Depreciation—Over-the-Counter Swap Contracts	26
Total Liabilities	3,952
Net Assets	239,645
34

Global Credit Bond Fund
Statement of Assets and Liabilities (continued)
At April 30, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	267,847
Total Distributable Earnings (Loss)	(28,202)
Net Assets	239,645

Investor Shares—Net Assets
Applicable to 4,142,669 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	40,105
Net Asset Value Per Share—Investor Shares	$9.68

Admiral Shares—Net Assets
Applicable to 10,304,397 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	199,540
Net Asset Value Per Share—Admiral Shares	$19.36
See accompanying Notes, which are an integral part of the Financial Statements.
35

Global Credit Bond Fund
Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Interest [1]	2,792
Total Income	2,792
Expenses
The Vanguard Group—Note B
Investment Advisory Services	9
Management and Administrative—Investor Shares	59
Management and Administrative—Admiral Shares	234
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—Admiral Shares	7
Custodian Fees	19
Shareholders’ Reports—Investor Shares	9
Shareholders’ Reports—Admiral Shares	5
Trustees’ Fees and Expenses	—
Other Expenses	13
Total Expenses	358
Net Investment Income	2,434
Realized Net Gain (Loss)
Investment Securities Sold[1]	(7,334)
Futures Contracts	(1,247)
Options Purchased	(28)
Options Written	57
Swap Contracts	(76)
Forward Currency Contracts	2,992
Foreign Currencies	700
Realized Net Gain (Loss)	(4,936)
36

Global Credit Bond Fund
Statement of Operations (continued)
Six Months Ended April 30, 2022
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(29,226)
Futures Contracts	(289)
Options Purchased	(9)
Options Written	(4)
Swap Contracts	31
Forward Currency Contracts	3,921
Foreign Currencies	(29)
Change in Unrealized Appreciation (Depreciation)	(25,605)
Net Increase (Decrease) in Net Assets Resulting from Operations	(28,107)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $7,000, ($4,000), $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
37

Global Credit Bond Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,434	4,601
Realized Net Gain (Loss)	(4,936)	5,628
Change in Unrealized Appreciation (Depreciation)	(25,605)	(4,920)
Net Increase (Decrease) in Net Assets Resulting from Operations	(28,107)	5,309
Distributions
Investor Shares	(1,001)	(1,802)
Admiral Shares	(5,232)	(10,060)
Total Distributions	(6,233)	(11,862)
Capital Share Transactions
Investor Shares	(433)	6,448
Admiral Shares	(4,624)	17,406
Net Increase (Decrease) from Capital Share Transactions	(5,057)	23,854
Total Increase (Decrease)	(39,397)	17,301
Net Assets
Beginning of Period	279,042	261,741
End of Period	239,645	279,042
See accompanying Notes, which are an integral part of the Financial Statements.
38

Global Credit Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,		November 15, 2018[1] to October 31, 2019
		2021	2020
Net Asset Value, Beginning of Period	$11.02	$11.26	$11.09	$10.00
Investment Operations
Net Investment Income[2]	.090	.176	.231	.287
Net Realized and Unrealized Gain (Loss) on Investments	(1.193)	.059	.619	1.045
Total from Investment Operations	(1.103)	.235	.850	1.332
Distributions
Dividends from Net Investment Income	(.071)	(.217)	(.338)	(.242)
Distributions from Realized Capital Gains	(.166)	(.258)	(.342)	—
Total Distributions	(.237)	(.475)	(.680)	(.242)
Net Asset Value, End of Period	$9.68	$11.02	$11.26	$11.09
Total Return[3]	-10.21%	2.07%	8.10%	13.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40	$46	$41	$31
Ratio of Total Expenses to Average Net Assets	0.35%	0.35%	0.35%	0.35% [4]
Ratio of Net Investment Income to Average Net Assets	1.73%	1.59%	2.11%	2.78% [4]
Portfolio Turnover Rate	67%	128% [5]	264%	284%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
5	Includes 13% attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
39

Global Credit Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,		November 15, 2018[1] to October 31, 2019
		2021	2020
Net Asset Value, Beginning of Period	$22.04	$22.52	$22.19	$20.00
Investment Operations
Net Investment Income[2]	.191	.375	.485	.591
Net Realized and Unrealized Gain (Loss) on Investments	(2.385)	.117	1.228	2.101
Total from Investment Operations	(2.194)	.492	1.713	2.692
Distributions
Dividends from Net Investment Income	(.153)	(.456)	(.699)	(.502)
Distributions from Realized Capital Gains	(.333)	(.516)	(.684)	—
Total Distributions	(.486)	(.972)	(1.383)	(.502)
Net Asset Value, End of Period	$19.36	$22.04	$22.52	$22.19
Total Return[3]	-10.16%	2.18%	8.16%	13.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$200	$233	$221	$177
Ratio of Total Expenses to Average Net Assets	0.25%	0.25%	0.25%	0.25% [4]
Ratio of Net Investment Income to Average Net Assets	1.83%	1.69%	2.21%	2.88% [4]
Portfolio Turnover Rate	67%	128% [5]	264%	284%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
5	Includes 13% attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
40

Global Credit Bond Fund
Notes to Financial Statements
Vanguard Global Credit Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund's investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty
41

Global Credit Bond Fund
risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2022, the fund’s average investments in long and short futures contracts represented 14% and 6% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2022, the fund’s average investment in forward currency contracts represented 64% of net assets, based on the average of the notional amounts at each quarter-end during the period.
42

Global Credit Bond Fund
5. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rate, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended April 30, 2022, the fund’s average value of investments in swaptions purchased and swaptions written each less than 1% of net assets, based on the average market values at each quarter-end during the period.
6. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for
43

Global Credit Bond Fund
example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
44

Global Credit Bond Fund
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended April 30, 2022, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 2% and 1% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
45

Global Credit Bond Fund
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange-traded and centrally cleared derivatives are listed separately.
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsettings Arrangements, by Counterparty
Bank of America, N.A.	958	6	952	—	1,084	—
Barclays Bank plc	276	181	95	—	80	15
BNP Paribas	3,442	586	2,856	—	3,037	—
Citibank, N.A.	—	—	—	20	—	—
Credit Agricole CIB	—	7	(7)	—	—	—
Goldman Sachs Bank USA	—	67	(67)	61	—	—
Goldman Sachs International	—	11	(11)	—	—	—
HSBC Bank plc	39	15	24	—	—	24
JPMorgan Chase Bank, N.A.	63	9	54	—	—	54
Morgan Stanley Capital Services LLC	49	26	23	—	—	23
Standard Chartered Bank	84	44	40	—	—	40
State Street Bank & Trust Co.	490	37	453	—	—	453
UBS AG	114	194	(80)	—	—	—
Centrally Cleared Swap Contracts	5	—	5	60	—	—
Exchange-Traded Futures Contracts	—	23	(23)	438	—	—
Total	5,520	1,206	4,314	579	4,201	614
1	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
2	Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund's security holdings in the Schedule of Investments.
3	Net exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
7. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously
46

Global Credit Bond Fund
agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
8. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
9. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
10. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
11. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple
47

Global Credit Bond Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
12. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2022, the fund had contributed to Vanguard capital in the amount of $9,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
48

Global Credit Bond Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	15,804	—	15,804
Asset-Backed/Commercial Mortgage-Backed Securities	—	750	—	750
Corporate Bonds	—	163,336	—	163,336
Floating Rate Loan Interests	—	187	—	187
Sovereign Bonds	—	45,779	—	45,779
Taxable Municipal Bonds	—	337	—	337
Temporary Cash Investments	6,707	—	—	6,707
Options Purchased	—	—	—	—
Total	6,707	226,193	—	232,900

Derivative Financial Instruments
Assets
Futures Contracts[1]	274	—	—	274
Forward Currency Contracts	—	5,514	—	5,514
Swap Contracts	27 [1]	1	—	28
Total	301	5,515	—	5,816
Liabilities
Futures Contracts[1]	681	—	—	681
Forward Currency Contracts	—	1,157	—	1,157
Swap Contracts	—	26	—	26
Total	681	1,183	—	1,864
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
49

Global Credit Bond Fund
D.  At April 30, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Swap Premiums Paid	—	—	17	17
Unrealized Appreciation—Futures Contracts[1]	274	—	—	274
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	27	—	—	27
Unrealized Appreciation—Forward Currency Contracts	—	5,514	—	5,514
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	1	1
Total Assets	301	5,514	18	5,833

Swap Premiums Received	—	—	23	23
Unrealized Depreciation—Futures Contracts[1]	681	—	—	681
Unrealized Depreciation—Forward Currency Contracts	—	1,157	—	1,157
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	26	26
Total Liabilities	681	1,157	49	1,887
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2022, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(1,247)	—	—	(1,247)
Options Purchased	—	—	(28)	(28)
Options Written	—	—	57	57
Swap Contracts	(4)	—	(72)	(76)
Forward Currency Contracts	—	2,992	—	2,992
Realized Net Gain (Loss) on Derivatives	(1,251)	2,992	(43)	1,698

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(289)	—	—	(289)
Options Purchased	(14)	—	5	(9)
Options Written	—	—	(4)	(4)
Swap Contracts	78	—	(47)	31
Forward Currency Contracts	—	3,921	—	3,921
Change in Unrealized Appreciation (Depreciation) on Derivatives	(225)	3,921	(46)	3,650
50

Global Credit Bond Fund
E.  As of April 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	260,718
Gross Unrealized Appreciation	6,551
Gross Unrealized Depreciation	(30,423)
Net Unrealized Appreciation (Depreciation)	(23,872)
F.  During the six months ended April 30, 2022, the fund purchased $131,243,000 of investment securities and sold $128,649,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $37,635,000 and $39,235,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2022, such purchases were $0 and sales were $5,833,000, resulting in net realized loss of $72,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	10,346	972	32,478	2,913
Issued in Lieu of Cash Distributions	862	80	1,530	138
Redeemed	(11,641)	(1,102)	(27,560)	(2,477)
Net Increase (Decrease)—Investor Shares	(433)	(50)	6,448	574
Admiral Shares
Issued	42,176	1,978	95,639	4,281
Issued in Lieu of Cash Distributions	4,264	199	8,185	367
Redeemed	(51,064)	(2,437)	(86,418)	(3,898)
Net Increase (Decrease)—Admiral Shares	(4,624)	(260)	17,406	750
H.  Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.
51

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Global Credit Bond Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2018, and also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
52

Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
53

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Charlotte Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Global Credit Bond Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q20252 062022

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD Charlotte FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD charlotte FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 17, 2022

VANGUARD charlotte FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 17, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.